UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, MA 02111
(Address of principal executive offices) (zip code)
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Ave., NW
Washington, DC 20004
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: December 31, 2011

Item 1: Reports to Shareholders

SPDR® Series Trust — Equity Funds Semi-Annual Report December 31, 2011 Precise in a world that isn’t. SM

TABLE OF CONTENTS

Performance & Portfolio Summary
SPDR Dow Jones Total Market ETF (TMW)	1
SPDR Dow Jones Large Cap ETF (ELR)	4
SPDR S&P® 500 Growth ETF (SPYG)	7
SPDR S&P 500 Value ETF (SPYV)	10
SPDR Dow Jones Mid Cap ETF (EMM)	13
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	16
SPDR S&P 400 Mid Cap Value ETF (MDYV)	19
SPDR S&P 600 Small Cap ETF (SLY)	22
SPDR S&P 600 Small Cap Growth ETF (SLYG)	25
SPDR S&P 600 Small Cap Value ETF (SLYV)	28
SPDR Global Dow ETF (DGT)	31
SPDR Dow Jones REIT ETF (RWR)	34
SPDR S&P Bank ETF (KBE) (formerly SPDR KBW Bank ETF)	37
SPDR S&P Capital Markets ETF (KCE) (formerly SPDR KBW Capital Markets ETF)	40
SPDR S&P Insurance ETF (KIE) (formerly SPDR KBW Insurance ETF)	43
SPDR S&P Mortgage Finance ETF (KME) (formerly SPDR KBW Mortgage Finance ETF)	46
SPDR S&P Regional Banking ETF (KRE) (formerly SPDR KBW Regional Banking ETF)	49
SPDR Morgan Stanley Technology ETF (MTK)	52
SPDR S&P Dividend ETF (SDY)	55
SPDR S&P Aerospace & Defense ETF (XAR)	58
SPDR S&P Biotech ETF (XBI)	59
SPDR S&P Health Care Equipment ETF (XHE)	62
SPDR S&P Health Care Services ETF (XHS)	65
SPDR S&P Homebuilders ETF (XHB)	66
SPDR S&P Metals & Mining ETF (XME)	69
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	72
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	75
SPDR S&P Pharmaceuticals ETF (XPH)	78
SPDR S&P Retail ETF (XRT)	81
SPDR S&P Semiconductor ETF (XSD)	84
SPDR S&P Software & Services ETF (XSW)	87
SPDR S&P Telecom ETF (XTL)	88
SPDR S&P Transportation ETF (XTN)	91
SPDR Wells Fargo® Preferred Stock ETF (PSK)	94
Schedules of Investments
SPDR Dow Jones Total Market ETF (TMW)	97
SPDR Dow Jones Large Cap ETF (ELR)	108
SPDR S&P 500 Growth ETF (SPYG)	117
SPDR S&P 500 Value ETF (SPYV)	121
SPDR Dow Jones Mid Cap ETF (EMM)	126
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	132

SPDR S&P 400 Mid Cap Value ETF (MDYV)	136
SPDR S&P 600 Small Cap ETF (SLY)	140
SPDR S&P 600 Small Cap Growth ETF (SLYG)	148
SPDR S&P 600 Small Cap Value ETF (SLYV)	153
SPDR Global Dow ETF (DGT)	159
SPDR Dow Jones REIT ETF (RWR)	162
SPDR S&P Bank ETF (KBE)	164
SPDR S&P Capital Markets ETF (KCE)	165
SPDR S&P Insurance ETF (KIE)	166
SPDR S&P Mortgage Finance ETF (KME)	167
SPDR S&P Regional Banking ETF (KRE)	168
SPDR Morgan Stanley Technology ETF (MTK)	169
SPDR S&P Dividend ETF (SDY)	170
SPDR S&P Aerospace & Defense ETF (XAR)	172
SPDR S&P Biotech ETF (XBI)	173
SPDR S&P Health Care Equipment ETF (XHE)	174
SPDR S&P Health Care Services ETF (XHS)	175
SPDR S&P Homebuilders ETF (XHB)	176
SPDR S&P Metals & Mining ETF (XME)	177
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	178
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	179
SPDR S&P Pharmaceuticals ETF (XPH)	180
SPDR S&P Retail ETF (XRT)	181
SPDR S&P Semiconductor ETF (XSD)	183
SPDR S&P Software & Services ETF (XSW)	184
SPDR S&P Telecom ETF (XTL)	186
SPDR S&P Transportation ETF (XTN)	187
SPDR Wells Fargo® Preferred Stock ETF (PSK)	188
Financial Statements	192
Financial Highlights	222
Notes to Financial Statements	250
Other Information	267

SPDR Dow Jones Total Market ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Total Market ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
	NET ASSET	MARKET	TOTAL STOCK MARKET	NET ASSET	MARKET	TOTAL STOCK MARKET
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−4.68%	−4.73%	−4.96%	N/A	N/A	N/A

ONE YEAR	1.01%	0.87%	1.08%	1.01%	0.87%	1.08%

THREE YEARS	51.35%	51.04%	52.70%	14.81%	14.73%	15.16%

FIVE YEARS	0.87%	0.57%	1.23%	0.17%	0.11%	0.24%

TEN YEARS (1)	36.02%	35.78%	46.09%	3.12%	3.11%	3.86%

(1)	Effective June 14, 2005, the Fund has changed its benchmark index to the Dow Jones U.S. Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR Dow Jones Total Market ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR Dow Jones Total Market ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

			INTERNATIONAL
DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	BUSINESS MACHINES CORP.	CHEVRON CORP.	MICROSOFT CORP.

MARKET VALUE	$5,057,290	4,332,690	2,612,567	2,545,939	2,420,251

% OF NET ASSETS	3.1	2.6	1.6	1.6	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	9.5%
Pharmaceuticals	5.4
Computers & Peripherals	4.1
Insurance	3.7
Software	3.6
IT Services	3.4
Media	3.4
Commercial Banks	2.8
Machinery	2.6
Real Estate Investment Trusts	2.6
Semiconductors & Semiconductor Equipment	2.6
Specialty Retail	2.5
Health Care Providers & Services	2.5
Diversified Telecommunication Services	2.4
Aerospace & Defense	2.4
Hotels, Restaurants & Leisure	2.3
Diversified Financial Services	2.3
Food & Staples Retailing	2.2
Energy Equipment & Services	2.2
Beverages	2.1
Household Products	2.1
Communications Equipment	2.1
Chemicals	2.1
Industrial Conglomerates	2.0
Electric Utilities	1.9
Food Products	1.8
Health Care Equipment & Supplies	1.8
Biotechnology	1.8
Tobacco	1.8
Internet Software & Services	1.7
Capital Markets	1.6
Multi-Utilities	1.1
Road & Rail	1.1
Metals & Mining	1.0
Multiline Retail	0.9
Electronic Equipment, Instruments & Components	0.8
Air Freight & Logistics	0.8
Internet & Catalog Retail	0.7
Consumer Finance	0.7
Electrical Equipment	0.7
Textiles, Apparel & Luxury Goods	0.6
Commercial Services & Supplies	0.6
Life Sciences Tools & Services	0.6
Wireless Telecommunication Services	0.5
Household Durables	0.5
Auto Components	0.4
Automobiles	0.3
Paper & Forest Products	0.3
Personal Products	0.3
Diversified Consumer Services	0.3
Construction & Engineering	0.2
Independent Power Producers & Energy Traders	0.2
Professional Services	0.2
Trading Companies & Distributors	0.2
Leisure Equipment & Products	0.2
Thrifts & Mortgage Finance	0.2
Containers & Packaging	0.2
Airlines	0.1
Office Electronics	0.1
Distributors	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Gas Utilities	0.1
Building Products	0.1
Construction Materials	0.1
Health Care Technology	0.0 **
Marine	0.0 **
Short Term Investments	4.6
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR Dow Jones Large Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Large Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
	NET ASSET	MARKET	LARGE-CAP TOTAL	NET ASSET	MARKET	LARGE-CAP TOTAL
	VALUE	VALUE	STOCK MARKET INDEX	VALUE	VALUE	STOCK MARKET INDEX

SIX MONTHS	−4.26%	−4.26%	−4.24%	N/A	N/A	N/A

ONE YEAR	1.60%	1.50%	1.71%	1.60%	1.50%	1.71%

THREE YEARS	49.35%	49.35%	49.91%	14.30%	14.31%	14.45%

FIVE YEARS	0.10%	−0.13%	0.40%	0.02%	−0.03%	0.08%

SINCE INCEPTION (1)	18.70%	18.68%	19.34%	2.83%	2.83%	2.91%

(1)	For the period November 8, 2005 to December 31, 2011.

SPDR Dow Jones Large Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR Dow Jones Large Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

			INTERNATIONAL
DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	BUSINESS MACHINES CORP.	CHEVRON CORP.	MICROSOFT CORP.

MARKET VALUE	$1,167,739	1,071,630	620,963	611,268	556,660

% OF NET ASSETS	3.3	3.0	1.8	1.7	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	9.9%
Pharmaceuticals	5.9
Computers & Peripherals	4.3
Insurance	3.9
IT Services	3.7
Software	3.6
Media	3.3
Diversified Telecommunication Services	2.7
Commercial Banks	2.5
Diversified Financial Services	2.5
Beverages	2.4
Industrial Conglomerates	2.4
Real Estate Investment Trusts	2.4
Semiconductors & Semiconductor Equipment	2.4
Chemicals	2.3
Aerospace & Defense	2.3
Food & Staples Retailing	2.2
Household Products	2.2
Hotels, Restaurants & Leisure	2.1
Health Care Providers & Services	2.1
Specialty Retail	2.1
Communications Equipment	2.0
Machinery	2.0
Electric Utilities	2.0
Energy Equipment & Services	2.0
Food Products	1.9
Internet Software & Services	1.9
Tobacco	1.9
Health Care Equipment & Supplies	1.8
Capital Markets	1.7
Multi-Utilities	1.5
Biotechnology	1.5
Metals & Mining	1.0
Road & Rail	0.9
Internet & Catalog Retail	0.8
Air Freight & Logistics	0.8
Multiline Retail	0.8
Consumer Finance	0.7
Textiles, Apparel & Luxury Goods	0.7
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	0.6
Automobiles	0.5
Commercial Services & Supplies	0.5
Wireless Telecommunication Services	0.5
Life Sciences Tools & Services	0.4
Auto Components	0.4
Household Durables	0.3
Professional Services	0.2
Construction & Engineering	0.2
Containers & Packaging	0.2
Personal Products	0.2
Gas Utilities	0.2
Independent Power Producers & Energy Traders	0.2
Trading Companies & Distributors	0.2
Paper & Forest Products	0.2
Airlines	0.2
Diversified Consumer Services	0.1
Distributors	0.1
Thrifts & Mortgage Finance	0.1
Leisure Equipment & Products	0.1
Real Estate Management & Development	0.1
Office Electronics	0.1
Building Products	0.1
Health Care Technology	0.1
Water Utilities	0.1
Construction Materials	0.1
Short Term Investments	8.7
Other Assets & Liabilities	(8.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 500 Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 500	NET ASSET	MARKET	S&P 500
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

SIX MONTHS	−2.09%	−2.10%	−2.00%	N/A	N/A	N/A

ONE YEAR	4.43%	4.38%	4.65%	4.43%	4.38%	4.65%

THREE YEARS (1)	66.56%	66.55%	58.42%	18.54%	18.53%	16.57%

FIVE YEARS (1)	15.35%	15.17%	12.51%	2.90%	2.87%	2.38%

TEN YEARS (1)	20.01%	19.54%	23.46%	1.84%	1.80%	2.13%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to December 17, 2010.

SPDR S&P 500 Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

SPDR S&P 500 Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

			INTERNATIONAL BUSINESS	JOHNSON &	GOOGLE, INC.
DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	MACHINES CORP.	JOHNSON	(CLASS A)

MARKET VALUE	$12,581,730	8,687,900	7,249,653	5,986,798	5,451,396

% OF NET ASSETS	6.1	4.2	3.5	2.9	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	9.6%
Pharmaceuticals	7.4
Computers & Peripherals	6.9
IT Services	6.5
Software	4.6
Beverages	4.4
Household Products	3.5
Hotels, Restaurants & Leisure	3.2
Internet Software & Services	3.1
Chemicals	3.1
Aerospace & Defense	3.1
Energy Equipment & Services	2.9
Tobacco	2.8
Health Care Equipment & Supplies	2.7
Health Care Providers & Services	2.4
Semiconductors & Semiconductor Equipment	2.4
Biotechnology	2.2
Machinery	2.2
Food Products	2.0
Specialty Retail	1.9
Real Estate Investment Trusts	1.8
Communications Equipment	1.8
Media	1.6
Food & Staples Retailing	1.5
Internet & Catalog Retail	1.5
Air Freight & Logistics	1.4
Road & Rail	1.3
Textiles, Apparel & Luxury Goods	1.2
Industrial Conglomerates	1.0
Diversified Telecommunication Services	1.0
Insurance	0.9
Multiline Retail	0.9
Electrical Equipment	0.8
Electric Utilities	0.8
Capital Markets	0.7
Metals & Mining	0.6
Life Sciences Tools & Services	0.5
Multi-Utilities	0.5
Consumer Finance	0.5
Wireless Telecommunication Services	0.4
Trading Companies & Distributors	0.3
Personal Products	0.2
Diversified Financial Services	0.2
Electronic Equipment, Instruments & Components	0.2
Commercial Services & Supplies	0.2
Health Care Technology	0.1
Diversified Consumer Services	0.1
Professional Services	0.1
Distributors	0.1
Leisure Equipment & Products	0.1
Gas Utilities	0.1
Auto Components	0.1
Construction & Engineering	0.1
Automobiles	0.1
Containers & Packaging	0.1
Building Products	0.0 **
Household Durables	0.0 **
Short Term Investments	1.4
Other Assets & Liabilities	(1.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR S&P 500 Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 500	NET ASSET	MARKET	S&P 500
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

SIX MONTHS	−5.49%	−5.46%	−5.43%	N/A	N/A	N/A

ONE YEAR	−0.66%	−0.74%	−0.48%	−0.66%	−0.74%	−0.48%

THREE YEARS (1)	34.30%	34.35%	38.80%	10.33%	10.34%	11.55%

FIVE YEARS (1)	−13.25%	−14.10%	−13.96%	−2.80%	−2.99%	−2.96%

TEN YEARS (1)	30.11%	30.11%	41.31%	2.67%	2.67%	3.52%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to December 17, 2010.

SPDR S&P 500 Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

SPDR S&P 500 Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	GENERAL				WELLS
DESCRIPTION	ELECTRIC CO.	AT&T, INC.	PFIZER, INC.	EXXON MOBIL CORP.	FARGO & CO.

MARKET VALUE	$5,819,801	5,514,839	5,119,981	4,497,450	4,473,705

% OF NET ASSETS	3.6	3.5	3.2	2.8	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	11.0%
Insurance	6.8
Commercial Banks	5.8
Diversified Financial Services	5.6
Diversified Telecommunication Services	5.1
Pharmaceuticals	4.9
Media	4.9
Industrial Conglomerates	4.4
Electric Utilities	3.6
Food & Staples Retailing	3.4
Capital Markets	3.1
Multi-Utilities	2.6
Communications Equipment	2.4
Semiconductors & Semiconductor Equipment	2.2
Software	2.2
Specialty Retail	2.1
Aerospace & Defense	2.1
Computers & Peripherals	2.0
Food Products	1.9
Machinery	1.8
Health Care Providers & Services	1.7
Real Estate Investment Trusts	1.6
Metals & Mining	1.3
Chemicals	1.2
Consumer Finance	1.1
Tobacco	1.0
Household Products	0.9
Energy Equipment & Services	0.9
Automobiles	0.9
Electronic Equipment, Instruments & Components	0.8
Multiline Retail	0.8
Commercial Services & Supplies	0.8
Hotels, Restaurants & Leisure	0.7
IT Services	0.7
Health Care Equipment & Supplies	0.7
Internet Software & Services	0.7
Beverages	0.6
Air Freight & Logistics	0.6
Paper & Forest Products	0.5
Auto Components	0.5
Household Durables	0.4
Road & Rail	0.4
Independent Power Producers & Energy Traders	0.4
Electrical Equipment	0.3
Construction & Engineering	0.2
Life Sciences Tools & Services	0.2
Office Electronics	0.2
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Gas Utilities	0.2
Thrifts & Mortgage Finance	0.1
Personal Products	0.1
Leisure Equipment & Products	0.1
Airlines	0.1
Real Estate Management & Development	0.1
Diversified Consumer Services	0.1
Construction Materials	0.1
Professional Services	0.1
Trading Companies & Distributors	0.1
Distributors	0.1
Building Products	0.0 **
Internet & Catalog Retail	0.0 **
Short Term Investments	1.9
Other Assets & Liabilities	(1.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of the net assets.

SPDR Dow Jones Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
	NET ASSET	MARKET	MID-CAP TOTAL STOCK	NET ASSET	MARKET	MID-CAP TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

SIX MONTHS	−9.29%	−9.31%	−9.25%	N/A	N/A	N/A

ONE YEAR	−0.83%	−0.99%	−0.67%	−0.83%	−0.99%	−0.67%

THREE YEARS	78.78%	79.01%	80.05%	21.37%	21.42%	21.65%

FIVE YEARS	15.65%	15.69%	16.22%	2.95%	2.96%	3.05%

SINCE INCEPTION (1)	36.73%	36.68%	37.75%	5.22%	5.21%	5.35%

(1)	For the period November 8, 2005 to December 31, 2011.

SPDR Dow Jones Mid Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR Dow Jones Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

		LIBERTY MEDIA CORP. -	KANSAS CITY	DIGITAL REALTY	CELANESE CORP.
DESCRIPTION	PHARMASSET, INC.	LIBERTY CAPITAL (CLASS A)	SOUTHERN	TRUST, INC.	(SERIES A)

MARKET VALUE	$404,343	394,231	328,760	309,149	305,552

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	7.9%
Insurance	6.3
Machinery	4.5
Specialty Retail	3.8
Chemicals	3.3
Software	3.3
Multi-Utilities	3.1
Oil, Gas & Consumable Fuels	3.1
Energy Equipment & Services	3.0
Commercial Banks	2.9
Household Durables	2.8
Electronic Equipment, Instruments & Components	2.7
Health Care Providers & Services	2.7
IT Services	2.4
Commercial Services & Supplies	2.2
Metals & Mining	2.1
Health Care Equipment & Supplies	2.1
Semiconductors & Semiconductor Equipment	2.1
Media	2.1
Electric Utilities	2.0
Containers & Packaging	2.0
Hotels, Restaurants & Leisure	1.9
Professional Services	1.9
Biotechnology	1.8
Capital Markets	1.7
Gas Utilities	1.6
Construction & Engineering	1.5
Electrical Equipment	1.5
Internet Software & Services	1.4
Road & Rail	1.3
Auto Components	1.2
Aerospace & Defense	1.2
Food Products	1.1
Textiles, Apparel & Luxury Goods	1.1
Communications Equipment	1.1
Diversified Consumer Services	1.0
Computers & Peripherals	0.9
Thrifts & Mortgage Finance	0.8
Household Products	0.8
Life Sciences Tools & Services	0.8
Wireless Telecommunication Services	0.7
Building Products	0.6
Diversified Financial Services	0.6
Pharmaceuticals	0.6
Paper & Forest Products	0.6
Personal Products	0.6
Water Utilities	0.6
Construction Materials	0.5
Real Estate Management & Development	0.5
Independent Power Producers & Energy Traders	0.4
Airlines	0.4
Diversified Telecommunication Services	0.4
Trading Companies & Distributors	0.3
Distributors	0.3
Multiline Retail	0.3
Beverages	0.3
Marine	0.2
Leisure Equipment & Products	0.2
Health Care Technology	0.2
Industrial Conglomerates	0.2
Office Electronics	0.1
Internet & Catalog Retail	0.0 **
Short Term Investments	10.7
Other Assets & Liabilities	(10.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

SIX MONTHS	−10.51%	−10.50%	−10.51	N/A	N/A	N/A

ONE YEAR	−1.07%	−1.23%	−0.94%	−1.07%	−1.23%	−0.94%

THREE YEARS (1)	94.74%	94.99%	82.47%	24.88%	24.93%	22.20%

FIVE YEARS (1)	26.39%	26.38%	29.21%	4.80%	4.79%	5.26%

SINCE INCEPTION (1) (2)	46.86%	46.76%	41.62%	6.45%	6.44%	5.83%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to December 17, 2010.
(2)	For the period November 8, 2005 to December 31, 2011.

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

SPDR S&P 400 Mid Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	HANSEN NATURAL	AMETEK,	CHURCH & DWIGHT	GREEN MOUNTAIN	HENRY
DESCRIPTION	CORP.	INC.	CO., INC.	COFFEE ROASTERS, INC.	SCHEIN, INC.

MARKET VALUE	$758,957	730,856	711,614	636,152	635,924

% OF NET ASSETS	1.3	1.2	1.2	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	9.3%
Software	6.7
Machinery	5.6
Specialty Retail	5.0
IT Services	4.3
Health Care Equipment & Supplies	4.3
Health Care Providers & Services	3.9
Oil, Gas & Consumable Fuels	3.8
Energy Equipment & Services	3.8
Textiles, Apparel & Luxury Goods	3.0
Food Products	2.7
Semiconductors & Semiconductor Equipment	2.6
Electrical Equipment	2.6
Chemicals	2.3
Electronic Equipment, Instruments & Components	2.1
Road & Rail	2.0
Biotechnology	1.9
Containers & Packaging	1.8
Commercial Banks	1.8
Multi-Utilities	1.8
Internet Software & Services	1.8
Commercial Services & Supplies	1.8
Household Products	1.8
Communications Equipment	1.6
Hotels, Restaurants & Leisure	1.6
Life Sciences Tools & Services	1.4
Beverages	1.3
Aerospace & Defense	1.3
Trading Companies & Distributors	1.3
Capital Markets	1.2
Pharmaceuticals	1.1
Gas Utilities	0.9
Professional Services	0.9
Distributors	0.8
Auto Components	0.8
Diversified Financial Services	0.7
Leisure Equipment & Products	0.7
Metals & Mining	0.7
Health Care Technology	0.7
Diversified Consumer Services	0.6
Household Durables	0.6
Insurance	0.6
Media	0.6
Marine	0.5
Airlines	0.5
Electric Utilities	0.5
Office Electronics	0.3
Diversified Telecommunication Services	0.3
Construction Materials	0.3
Water Utilities	0.3
Paper & Forest Products	0.3
Industrial Conglomerates	0.2
Building Products	0.2
Computers & Peripherals	0.2
Internet & Catalog Retail	0.1
Multiline Retail	0.1
Short Term Investments	11.5
Other Assets & Liabilities	(11.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

SIX MONTHS	−8.46%	−8.56%	−8.40%	N/A	N/A	N/A

ONE YEAR	−2.60%	−2.73%	−2.43%	−2.60%	−2.73%	−2.43%

THREE YEARS (1)	56.04%	56.13%	60.20%	15.99%	16.01%	17.01%

FIVE YEARS (1)	0.43%	0.26%	7.09%	0.09%	0.05%	1.38%

SINCE INCEPTION (1) (2)	20.99%	20.87%	26.48%	3.15%	3.13%	3.90%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to December 17, 2010.
(2)	For the period November 8, 2005 to December 31, 2011.

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

SPDR S&P 400 Mid Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	NEW YORK
	COMMUNITY	HOLLYFRONTIER		EVEREST RE
DESCRIPTION	BANCORP, INC.	CORP.	AVNET, INC.	GROUP, LTD.	ASHLAND, INC.

MARKET VALUE	$274,404	245,700	234,667	229,986	227,668

% OF NET ASSETS	1.1	0.9	0.9	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.2%
Insurance	8.2
Commercial Banks	6.6
Machinery	5.6
Specialty Retail	4.4
Oil, Gas & Consumable Fuels	4.2
Health Care Providers & Services	3.9
Chemicals	3.4
Electronic Equipment, Instruments & Components	3.4
Electric Utilities	3.2
Capital Markets	2.8
Multi-Utilities	2.7
Semiconductors & Semiconductor Equipment	2.5
Gas Utilities	2.3
Construction & Engineering	2.3
Household Durables	2.2
Energy Equipment & Services	2.2
Containers & Packaging	2.0
Metals & Mining	1.9
Software	1.8
Commercial Services & Supplies	1.7
Hotels, Restaurants & Leisure	1.6
Food Products	1.6
IT Services	1.5
Media	1.5
Thrifts & Mortgage Finance	1.5
Aerospace & Defense	1.3
Road & Rail	1.2
Computers & Peripherals	1.0
Professional Services	1.0
Electrical Equipment	1.0
Diversified Consumer Services	1.0
Health Care Equipment & Supplies	1.0
Communications Equipment	0.8
Building Products	0.7
Internet Software & Services	0.7
Biotechnology	0.6
Real Estate Management & Development	0.5
Marine	0.5
Paper & Forest Products	0.5
Wireless Telecommunication Services	0.5
Household Products	0.5
Trading Companies & Distributors	0.4
Textiles, Apparel & Luxury Goods	0.4
Multiline Retail	0.4
Food & Staples Retailing	0.4
Construction Materials	0.3
Industrial Conglomerates	0.3
Water Utilities	0.3
Air Freight & Logistics	0.3
Automobiles	0.2
Tobacco	0.2
Diversified Telecommunication Services	0.2
Airlines	0.2
Life Sciences Tools & Services	0.2
Internet & Catalog Retail	0.1
Short Term Investments	27.3
Other Assets & Liabilities	(27.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 600 Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−6.07%	−6.17%	−6.06	N/A	N/A	N/A

ONE YEAR	0.92%	0.75%	1.02%	0.92%	0.75%	1.02%

THREE YEARS (1)	81.53%	82.16%	60.22%	21.99%	22.13%	17.01%

FIVE YEARS (1)	15.43%	15.24%	10.10%	2.91%	2.88%	1.94%

SINCE INCEPTION (1) (2)	39.41%	39.32%	28.50%	5.55%	5.54%	4.17%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to December 17, 2010.
(2)	For the period November 8, 2005 to December 31, 2011.

SPDR S&P 600 Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

SPDR S&P 600 Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

		SALIX
	HEALTHSPRING,	PHARMACEUTICALS,	BIOMED REALTY	QUESTCOR	TANGER FACTORY
DESCRIPTION	INC.	LTD.	TRUST, INC.	PHARMACEUTICALS, INC.	OUTLET CENTERS, INC.

MARKET VALUE	$579,597	446,728	440,411	414,386	402,564

% OF NET ASSETS	0.8	0.6	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	7.8%
Commercial Banks	5.6
Semiconductors & Semiconductor Equipment	4.8
Specialty Retail	4.7
Electronic Equipment, Instruments & Components	4.3
Software	4.1
Health Care Providers & Services	4.0
Machinery	3.7
Health Care Equipment & Supplies	3.4
Hotels, Restaurants & Leisure	3.1
Insurance	2.9
Textiles, Apparel & Luxury Goods	2.6
Commercial Services & Supplies	2.6
Food Products	2.5
Energy Equipment & Services	2.4
Aerospace & Defense	2.3
Gas Utilities	2.3
IT Services	2.2
Chemicals	2.2
Pharmaceuticals	2.2
Communications Equipment	2.0
Internet Software & Services	1.9
Electrical Equipment	1.7
Oil, Gas & Consumable Fuels	1.7
Electric Utilities	1.4
Building Products	1.3
Food & Staples Retailing	1.2
Household Durables	1.2
Diversified Consumer Services	1.1
Paper & Forest Products	1.1
Metals & Mining	1.1
Capital Markets	1.1
Consumer Finance	1.0
Professional Services	1.0
Road & Rail	0.9
Thrifts & Mortgage Finance	0.9
Construction & Engineering	0.8
Multi-Utilities	0.8
Biotechnology	0.7
Leisure Equipment & Products	0.7
Media	0.7
Computers & Peripherals	0.6
Trading Companies & Distributors	0.5
Construction Materials	0.5
Air Freight & Logistics	0.5
Diversified Telecommunication Services	0.5
Life Sciences Tools & Services	0.4
Distributors	0.3
Airlines	0.3
Auto Components	0.3
Internet & Catalog Retail	0.3
Health Care Technology	0.2
Personal Products	0.2
Household Products	0.2
Beverages	0.2
Multiline Retail	0.2
Water Utilities	0.1
Wireless Telecommunication Services	0.1
Diversified Financial Services	0.1
Real Estate Management & Development	0.1
Industrial Conglomerates	0.1
Containers & Packaging	0.1
Tobacco	0.1
Automobiles	0.0 **
Short Term Investments	28.9
Other Assets & Liabilities	(28.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of market value and may change over time.
**	Amount shown represents less than 0.05% of the net assets.

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

SIX MONTHS	−6.90%	−6.96%	−6.89%	N/A	N/A	N/A

ONE YEAR (1)	3.49%	3.30%	3.62%	3.49%	3.30%	3.62%

THREE YEARS (1)	97.91%	97.84%	70.22%	25.55%	25.54%	19.40%

FIVE YEARS (1)	25.99%	24.92%	20.53%	4.73%	4.55%	3.81%

TEN YEARS (1)	61.69%	61.33%	104.66%	4.92%	4.90%	7.42%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to December 17, 2010.

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

SPDR S&P 600 Small Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	HEALTHSPRING,	SALIX	QUESTCOR	CUBIST	PROASSURANCE
DESCRIPTION	INC.	PHARMACEUTICALS, LTD.	PHARMACEUTICALS, INC.	PHARMACEUTICALS, INC.	CORP.

MARKET VALUE	$2,261,719	1,746,142	1,611,641	1,505,204	1,500,616

% OF NET ASSETS	1.6	1.2	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors & Semiconductor Equipment	7.1%
Software	6.8
Real Estate Investment Trusts	6.1
Health Care Providers & Services	5.4
Health Care Equipment & Supplies	4.9
Specialty Retail	4.9
Pharmaceuticals	4.1
Textiles, Apparel & Luxury Goods	3.5
IT Services	3.5
Electronic Equipment, Instruments & Components	3.4
Hotels, Restaurants & Leisure	3.4
Food Products	3.1
Internet Software & Services	2.8
Machinery	2.5
Aerospace & Defense	2.4
Gas Utilities	2.4
Energy Equipment & Services	2.4
Insurance	2.0
Consumer Finance	2.0
Chemicals	1.8
Commercial Banks	1.8
Communications Equipment	1.7
Commercial Services & Supplies	1.7
Diversified Consumer Services	1.6
Paper & Forest Products	1.5
Oil, Gas & Consumable Fuels	1.4
Electric Utilities	1.4
Food & Staples Retailing	1.3
Biotechnology	1.3
Electrical Equipment	1.3
Road & Rail	0.9
Household Durables	0.8
Capital Markets	0.8
Air Freight & Logistics	0.7
Building Products	0.6
Computers & Peripherals	0.6
Multi-Utilities	0.5
Trading Companies & Distributors	0.5
Leisure Equipment & Products	0.5
Media	0.4
Beverages	0.4
Professional Services	0.4
Metals & Mining	0.3
Airlines	0.3
Health Care Technology	0.3
Diversified Telecommunication Services	0.3
Distributors	0.3
Life Sciences Tools & Services	0.3
Water Utilities	0.3
Household Products	0.3
Internet & Catalog Retail	0.2
Construction Materials	0.2
Thrifts & Mortgage Finance	0.2
Personal Products	0.1
Short Term Investments	15.0
Other Assets & Liabilities	(14.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 600 Small Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

SIX MONTHS	−5.23%	−5.17%	−5.18%	N/A	N/A	N/A

ONE YEAR (1)	−1.53%	−1.61%	−1.38%	−1.53%	−1.61%	−1.38%

THREE YEARS (1)	67.03%	67.51%	51.10%	18.65%	18.76%	14.75%

FIVE YEARS (1)	6.62%	5.83%	0.62%	1.22%	1.14%	0.12%

TEN YEARS (1)	120.77%	120.22%	91.08%	8.24%	8.21%	6.69%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to December 17, 2010.

SPDR S&P 600 Small Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

SPDR S&P 600 Small Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	BIOMED REALTY	DELPHI FINANCIAL	LASALLE HOTEL	EMCOR GROUP,	BRISTOW
DESCRIPTION	TRUST, INC.	GROUP, INC.	PROPERTIES	INC.	GROUP, INC.

MARKET VALUE	$1,422,191	1,240,533	1,037,398	915,132	877,331

% OF NET ASSETS	1.2	1.1	0.9	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	9.7%
Real Estate Investment Trusts	9.5
Electronic Equipment, Instruments & Components	5.2
Machinery	5.0
Specialty Retail	4.5
Insurance	3.9
Commercial Services & Supplies	3.5
Hotels, Restaurants & Leisure	2.7
Chemicals	2.6
Energy Equipment & Services	2.4
Semiconductors & Semiconductor Equipment	2.4
Health Care Providers & Services	2.4
Communications Equipment	2.3
Aerospace & Defense	2.2
Gas Utilities	2.1
Electrical Equipment	2.1
Oil, Gas & Consumable Fuels	2.0
Building Products	2.0
Health Care Equipment & Supplies	1.9
Metals & Mining	1.9
Food Products	1.7
Thrifts & Mortgage Finance	1.7
Construction & Engineering	1.7
Textiles, Apparel & Luxury Goods	1.6
Professional Services	1.6
Household Durables	1.6
Electric Utilities	1.4
Capital Markets	1.3
Software	1.2
Multi-Utilities	1.1
Food & Staples Retailing	1.1
Media	1.0
Internet Software & Services	0.9
Leisure Equipment & Products	0.9
IT Services	0.9
Road & Rail	0.9
Paper & Forest Products	0.8
Construction Materials	0.7
Computers & Peripherals	0.7
Diversified Consumer Services	0.7
Auto Components	0.6
Diversified Telecommunication Services	0.6
Life Sciences Tools & Services	0.6
Trading Companies & Distributors	0.5
Distributors	0.4
Multiline Retail	0.3
Personal Products	0.3
Airlines	0.3
Wireless Telecommunication Services	0.3
Diversified Financial Services	0.3
Internet & Catalog Retail	0.3
Real Estate Management & Development	0.2
Air Freight & Logistics	0.2
Industrial Conglomerates	0.2
Containers & Packaging	0.2
Household Products	0.2
Health Care Technology	0.1
Pharmaceuticals	0.1
Tobacco	0.1
Automobiles	0.1
Biotechnology	0.1
Short Term Investments	18.0
Other Assets & Liabilities	(17.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Global Dow ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	DOW JONES GLOBAL		NET ASSET	MARKET	DOW JONES GLOBAL	GLOBAL
	VALUE	VALUE	TITANS 50 INDEX	GLOBAL DOW INDEX (2)	VALUE	VALUE	TITANS 50 INDEX	DOW INDEX (2)

SIX MONTHS	−14.68%	−15.13%	−4.10%	−14.74%	N/A	N/A	N/A	N/A

ONE YEAR (1)	−11.58%	−12.14%	0.70%	−11.70%	−11.58%	−12.14%	0.70%	−11.70%

THREE YEARS (1)	14.27%	14.14%	29.67%	25.88%	4.55%	4.51%	9.05%	7.97%

FIVE YEARS (1)	−24.61%	−24.99%	−14.32%	N/A	−5.49%	−5.59%	−3.04%	N/A

TEN YEARS (1)	−4.46%	−4.79%	11.54%	N/A	−0.46%	−0.49%	1.10%	N/A

(1)	Effective May 2, 2011 the Fund has changed its benchmark index to the Global Dow Index from the Dow Jones Global Titans 50 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008.

SPDR Global Dow ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective May 2, 2011, the Fund has changed its benchmark index to the Global Dow Index from the Dow Jones Global Titans 50 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008.

SPDR Global Dow ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

		SAMSUNG ELECTRONICS			GOOGLE, INC.
DESCRIPTION	THE HOME DEPOT, INC.	CO., LTD. GDR	LG ELECTRONICS, INC.	INTEL CORP.	(CLASS A)

MARKET VALUE	$864,721	845,845	819,175	813,127	801,562

% OF NET ASSETS	0.9	0.9	0.8	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	8.4%
Oil, Gas & Consumable Fuels	7.8
Pharmaceuticals	6.4
Metals & Mining	5.1
Semiconductors & Semiconductor Equipment	3.6
Capital Markets	3.3
Aerospace & Defense	2.9
Food & Staples Retailing	2.8
Industrial Conglomerates	2.8
Diversified Telecommunication Services	2.8
Electric Utilities	2.8
Chemicals	2.6
Wireless Telecommunication Services	2.5
Media	2.4
IT Services	2.2
Communications Equipment	2.2
Computers & Peripherals	2.2
Insurance	2.1
Machinery	2.0
Household Durables	2.0
Automobiles	2.0
Diversified Financial Services	1.9
Software	1.9
Multi-Utilities	1.8
Air Freight & Logistics	1.5
Biotechnology	1.5
Internet Software & Services	1.5
Hotels, Restaurants & Leisure	1.5
Beverages	1.4
Household Products	1.4
Food Products	1.4
Textiles, Apparel & Luxury Goods	1.4
Health Care Equipment & Supplies	1.4
Trading Companies & Distributors	1.2
Specialty Retail	1.2
Electrical Equipment	1.1
Tobacco	0.8
Airlines	0.7
Health Care Providers & Services	0.7
Auto Components	0.7
Office Electronics	0.7
Consumer Finance	0.6
Construction & Engineering	0.6
Energy Equipment & Services	0.6
Building Products	0.6
Internet & Catalog Retail	0.5
Short Term Investments	2.5
Other Assets & Liabilities	(2.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones REIT ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	DOW JONES U.S.	NET ASSET	MARKET	DOW JONES U.S.
	VALUE	VALUE	SELECT REIT INDEX	VALUE	VALUE	SELECT REIT INDEX

SIX MONTHS	−1.47%	−1.48%	−1.41%	N/A	N/A	N/A

ONE YEAR	9.16%	9.07%	9.37%	9.16%	9.07%	9.37%

THREE YEARS	79.33%	79.10%	79.93%	21.49%	21.44%	21.63%

FIVE YEARS	−9.88%	−9.91%	−9.81%	−2.06%	−2.07%	−2.04%

TEN YEARS	157.60%	157.37%	162.23%	9.92%	9.91%	10.12%

SPDR Dow Jones REIT ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR Dow Jones REIT ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	SIMON PROPERTY
DESCRIPTION	GROUP, INC.	PUBLIC STORAGE	HCP, INC.	EQUITY RESIDENTIAL	BOSTON PROPERTIES, INC.

MARKET VALUE	$171,589,613	86,171,380	76,449,081	76,337,678	65,902,531

% OF NET ASSETS	11.2	5.6	5.0	5.0	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Specialized REITs	26.9%
Retail REITs	25.0
Residential REITs	19.3
Office REITs	16.2
Diversified REITs	6.8
Industrial REITs	5.5
Short Term Investments	4.2
Other Assets & Liabilities	(3.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Bank ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Bank ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

S&P BANKS
				S&P BANKS SELECT				SELECT
	NET ASSET	MARKET		INDUSTRY	NET ASSET	MARKET		INDUSTRY
	VALUE	VALUE	KBW BANK INDEX	INDEX (3)	VALUE	VALUE	KBW BANK INDEX	INDEX (3)

SIX MONTHS (1)	−16.36%	−16.36%	−17.60%	N/A	N/A	N/A	N/A	N/A

ONE YEAR (1)	−22.16%	−22.20%	−23.17%	N/A	−22.16%	−22.20%	−23.17%	N/A

THREE YEARS (1)	−5.69%	−5.76%	−6.89%	N/A	−1.93%	−1.96%	−2.35%	N/A

FIVE YEARS (1)	−61.20%	−61.19%	−61.82%	N/A	−17.25%	−17.24%	−17.51%	N/A

SINCE INCEPTION (1)(2)	−53.09%	−53.08%	−53.59%	N/A	−11.58%	−11.58%	−11.74%	N/A

(1)	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Banks Select Industry Index from the KBW Bank Index
The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.
(2)	For the period November 8, 2005 to December 31, 2011.
(3)	The S&P Banks Select Industry Index inception date is September 12, 2011.

SPDR S&P Bank ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Banks Select Industry Index from the KBW Bank Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Banks Select Industry Index inception date is September 12, 2011.

SPDR S&P Bank ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

			HUDSON CITY
DESCRIPTION	CAPITALSOURCE, INC.	BB&T CORP.	BANCORP, INC.	POPULAR, INC.	ZIONS BANCORPORATION

MARKET VALUE	$31,428,809	30,966,852	30,851,062	30,823,803	30,744,536

% OF NET ASSETS	2.8	2.7	2.7	2.7	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	68.8%
Thrifts & Mortgage Finance	10.5
Diversified Banks	7.8
Other Diversified Financial Services	7.4
Asset Management & Custody Banks	5.2
Short Term Investments	7.2
Other Assets & Liabilities	(6.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Capital Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Capital Markets ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

S&P CAPITAL MARKETS
				S&P CAPITAL MARKETS				SELECT
	NET ASSET	MARKET	KBW CAPITAL MARKETS	SELECT INDUSTRY	NET ASSET	MARKET	KBW CAPITAL MARKETS	INDUSTRY
	VALUE	VALUE	INDEX	INDEX (3)	VALUE	VALUE	INDEX	INDEX (3)

SIX MONTHS (1)	−19.50%	−19.54%	−19.64%	N/A	N/A	N/A	N/A	N/A

ONE YEAR (1)	−25.39%	−25.45%	−25.41%	N/A	−25.39%	−25.45%	−25.41%	N/A

THREE YEARS (1)	11.78%	11.89%	12.71%	N/A	3.78%	3.81%	4.07%	N/A

FIVE YEARS (1)	−55.18%	−55.25%	−54.71%	N/A	−14.83%	−14.86%	−14.65%	N/A

SINCE INCEPTION (1) (2)	−40.73%	−40.76%	−39.83%	N/A	−8.16%	−8.16%	−7.94%	N/A

(1)	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Capital Markets Select Industry Index from the KBW Capital Markets Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to December 31, 2011.
(3)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

SPDR S&P Capital Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Capital Markets Select Industry Index from the KBW Capital Markets Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

SPDR S&P Capital Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	JEFFERIES		AMERIPRISE
DESCRIPTION	GROUP, INC.	LAZARD, LTD. (CLASS A)	FINANCIAL, INC.	SEI INVESTMENTS CO.	BLACKROCK, INC.

MARKET VALUE	$702,199	699,147	678,728	665,876	664,657

% OF NET ASSETS	3.1	3.1	3.0	3.0	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Asset Management & Custody Banks	62.1%
Investment Banking & Brokerage	37.5
Short Term Investments	24.4
Other Assets & Liabilities	(24.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Insurance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Insurance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

S&P
INSURANCE
				S&P INSURANCE				SELECT
	NET ASSET	MARKET		SELECT INDUSTRY	NET ASSET	MARKET		INDUSTRY
	VALUE	VALUE	KBW INSURANCE INDEX	INDEX (3)	VALUE	VALUE	KBW INSURANCE INDEX	INDEX (3)

SIX MONTHS (1)	−9.85%	−9.83%	−10.14%	N/A	N/A	N/A	N/A	N/A

ONE YEAR (1)	−12.17%	−12.18%	−12.31%	N/A	−12.17%	−12.18%	−12.31%	N/A

THREE YEARS (1)	42.27%	42.25%	43.16%	N/A	12.47%	12.46%	12.70%	N/A

FIVE YEARS (1)	−28.71%	−28.59%	−27.89%	N/A	−6.54%	−6.51%	−6.33%	N/A

SINCE INCEPTION (1) (2)	−20.71%	−20.71%	−19.46%	N/A	−3.70%	−3.70%	−3.46%	N/A

(1)	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Insurance Select Industry Index from the KBW Insurance Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to December 31, 2011.
(3)	The S&P Insurance Select Industry Index inception date is September 12, 2011.

SPDR S&P Insurance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Insurance Select Industry Index from the KBW Insurance Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011.

SPDR S&P Insurance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	ALLIED WORLD ASSURANCE		THE TRAVELERS	VALIDUS	BROWN &
DESCRIPTION	COMPANY HOLDINGS, LTD.	THE PROGRESSIVE CORP.	COS., INC.	HOLDINGS, LTD.	BROWN, INC.

MARKET VALUE	$3,140,018	3,129,521	3,104,354	3,066,368	3,055,276

% OF NET ASSETS	2.6	2.6	2.6	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Property & Casualty Insurance	32.3%
Reinsurance	21.5
Life & Health Insurance	19.3
Multi-line Insurance	16.7
Insurance Brokers	10.0
Short Term Investments	2.7
Other Assets & Liabilities	(2.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Mortgage Finance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/29/09, 4/30/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Mortgage Finance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

S&P
MORTGAGE
FINANCE
				S&P MORTGAGE				SELECT
	NET ASSET	MARKET	KBW MORTGAGE	FINANCE SELECT	NET ASSET	MARKET	KBW MORTGAGE	INDUSTRY
	VALUE	VALUE	FINANCE INDEX	INDUSTRY INDEX (3)	VALUE	VALUE	FINANCE INDEX	INDEX (3)

SIX MONTHS (1)	−12.53%	−12.60%	−14.14%	N/A	N/A	N/A	N/A	N/A

ONE YEAR (1)	−19.70%	−19.79%	−21.09%	N/A	−19.70%	−19.79%	−21.09%	N/A

SINCE INCEPTION (1) (2)	−13.89%	−13.98%	−15.06%	N/A	−5.43%	−5.47%	−5.92%	N/A

(1)	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Mortgage Finance Select Industry Index from the KBW Mortgage Finance Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period April 29, 2009 to December 31, 2011.
(3)	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011.

SPDR S&P Mortgage Finance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Mortgage Finance Select Industry Index from the KBW Mortgage Finance Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Mortgage Finance Select Industry Index inception is September 12, 2011.

SPDR S&P Mortgage Finance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	ALLIED WORLD ASSURANCE	THE PROGRESSIVE	OCWEN FINANCIAL	THE TRAVELERS	HUDSON CITY
DESCRIPTION	COMPANY HOLDINGS, LTD.	CORP.	CORP.	COS., INC.	BANCORP, INC.

MARKET VALUE	$93,577	93,336	93,309	92,542	92,369

% OF NET ASSETS	2.8	2.8	2.8	2.8	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Insurance	54.8%
Thrifts & Mortgage Finance	24.0
Household Durables	18.4
Commercial Banks	2.6
Short Term Investments	26.8
Other Assets & Liabilities	(26.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Regional Banking ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Regional Banking ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

S&P
REGIONAL
BANKS
	NET ASSET	MARKET	KBW REGIONAL	S&P REGIONAL BANKS	NET ASSET	MARKET	KBW REGIONAL	SELECT INDUSTRY
	VALUE	VALUE	BANKING INDEX	SELECT INDUSTRY INDEX (3)	VALUE	VALUE	BANKING INDEX	INDEX (3)

SIX MONTHS (1)	−2.92%	−2.81%	−2.55%	N/A	N/A	N/A	N/A	N/A

ONE YEAR (1)	−5.64%	−5.74%	−5.14%	N/A	−5.64%	−5.74%	−5.14%	N/A

THREE YEARS (1)	−11.65%	−11.44%	−11.06%	N/A	−4.04%	−3.97%	−3.83%	N/A

FIVE YEARS (1)	−43.73%	−43.71%	−43.47%	N/A	−10.86%	−10.86%	−10.78%	N/A

SINCE INCEPTION (1) (2)	−40.39%	−40.34%	−39.56%	N/A	−8.92%	−8.91%	−8.69%	N/A

(1)	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Regional Banks Select Industry Index from the KBW Regional Banking Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period June 19, 2006 to December 31, 2011.
(3)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011.

SPDR S&P Regional Banking ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Regional Banks Select Industry Index from the KBW Regional Banking Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011.

SPDR S&P Regional Banking ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

		WEBSTER			SUSQUEHANNA
DESCRIPTION	CAPITALSOURCE, INC.	FINANCIAL CORP.	TRUSTMARK CORP.	BB&T CORP.	BANCSHARES, INC.

MARKET VALUE	$12,951,891	12,870,188	12,852,835	12,762,524	12,731,131

% OF NET ASSETS	1.8	1.8	1.8	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	97.9%
Thrifts & Mortgage Finance	1.8
Short Term Investments	10.0
Other Assets & Liabilities	(9.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Morgan Stanley Technology ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Morgan Stanley Technology ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MORGAN STANLEY	NET ASSET	MARKET	MORGAN STANLEY
	VALUE	VALUE	TECHNOLOGY INDEX	VALUE	VALUE	TECHNOLOGY INDEX

SIX MONTHS	−10.17%	−10.19%	−10.01%	N/A	N/A	N/A

ONE YEAR	−10.60%	−10.65%	−10.28%	−10.60%	−10.65%	−10.28%

THREE YEARS	75.62%	75.83%	78.09%	20.65%	20.70%	21.21%

FIVE YEARS	6.16%	5.97%	8.48%	1.20%	1.17%	1.64%

TEN YEARS	18.21%	17.92%	24.00%	1.69%	1.66%	2.17%

SPDR Morgan Stanley Technology ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR Morgan Stanley Technology ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

		TELEFONAKTIEBOLAGET LM			SEAGATE
DESCRIPTION	JUNIPER NETWORKS, INC.	ERICSSON (CLASS B) ADR	YAHOO!, INC.	APPLE, INC.	TECHNOLOGY PLC

MARKET VALUE	$4,873,520	4,736,312	4,723,848	4,658,715	4,657,207

% OF NET ASSETS	3.1	3.1	3.0	3.0	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Software	19.2%
Communications Equipment	17.7
Semiconductors & Semiconductor Equipment	17.5
Computers & Peripherals	14.3
IT Services	14.1
Internet Software & Services	11.5
Electronic Equipment, Instruments & Components	2.7
Internet & Catalog Retail	2.7
Short Term Investments	6.3
Other Assets & Liabilities	(6.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Dividend ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HIGH YIELD			S&P HIGH YIELD
	NET ASSET	MARKET	DIVIDEND	NET ASSET	MARKET	DIVIDEND
	VALUE	VALUE	ARISTOCRATS INDEX	VALUE	VALUE	ARISTOCRATS INDEX

SIX MONTHS	1.50%	1.50%	1.66%	N/A	N/A	N/A

ONE YEAR	7.25%	7.15%	7.63%	7.25%	7.15%	7.63%

THREE YEARS	48.74%	48.88%	49.51%	14.15%	14.19%	14.35%

FIVE YEARS	7.18%	6.93%	7.88%	1.40%	1.35%	1.53%

SINCE INCEPTION (1)	28.34%	28.32%	29.46%	4.14%	4.14%	4.29%

(1)	For the period November 8, 2005 to December 31, 2011.

SPDR S&P Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

			CINCINNATI
DESCRIPTION	PITNEY BOWES, INC.	AT&T, INC.	FINANCIAL CORP.	HCP, INC.	LEGGETT & PLATT, INC.

MARKET VALUE	$321,179,080	281,720,225	253,753,092	242,224,514	234,361,405

% OF NET ASSETS	3.9	3.4	3.1	2.9	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Insurance	9.4%
Household Products	7.6
Gas Utilities	6.6
Machinery	5.6
Chemicals	5.0
Food & Staples Retailing	5.0
Real Estate Investment Trusts	4.7
Multi-Utilities	4.6
Commercial Services & Supplies	4.5
Pharmaceuticals	4.0
Containers & Packaging	3.8
Beverages	3.4
Diversified Telecommunication Services	3.4
Capital Markets	2.9
Health Care Equipment & Supplies	2.9
Household Durables	2.8
Food Products	2.7
Electrical Equipment	2.3
Commercial Banks	2.1
Metals & Mining	2.0
IT Services	1.8
Distributors	1.8
Hotels, Restaurants & Leisure	1.7
Industrial Conglomerates	1.5
Media	1.4
Specialty Retail	1.4
Oil, Gas & Consumable Fuels	1.3
Multiline Retail	1.2
Computers & Peripherals	1.2
Textiles, Apparel & Luxury Goods	1.0
Short Term Investments	6.8
Other Assets & Liabilities	(6.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Aerospace & Defense ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

		ESTERLINE	LOCKHEED	NORTHROP
DESCRIPTION	RAYTHEON CO.	TECHNOLOGIES CORP.	MARTIN CORP.	GRUMMAN CORP.	EXELIS, INC.

MARKET VALUE	$354,335	353,563	348,598	345,909	344,678

% OF NET ASSETS	4.2	4.2	4.2	4.1	4.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Aerospace & Defense	99.9%
Short Term Investments	0.1
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR S&P Biotech ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Biotech ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P BIOTECHNOLOGY			S&P BIOTECHNOLOGY
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−9.10%	−9.16%	−9.00%	N/A	N/A	N/A

ONE YEAR	5.27%	5.23%	5.53%	5.27%	5.23%	5.53%

THREE YEARS	24.36%	24.57%	25.06%	7.54%	7.60%	7.74%

FIVE YEARS	46.42%	46.44%	48.48%	7.92%	7.93%	8.23%

SINCE INCEPTION (1)	36.04%	36.01%	38.48%	5.34%	5.33%	5.66%

(1)	For the period January 31, 2006 to December 31, 2011.

SPDR S&P Biotech ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Biotech ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	VERTEX		MOMENTA		ALEXION
	PHARMACEUTICALS,	UNITED	PHARMACEUTICALS,		PHARMACEUTICALS,
DESCRIPTION	INC.	THERAPEUTICS CORP.	INC.	INCYTE CORP.	INC.

MARKET VALUE	$15,197,859	15,115,984	15,079,373	14,834,278	14,768,825

% OF NET ASSETS	3.5	3.5	3.5	3.5	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Biotechnology	99.9%
Short Term Investments	17.9
Other Assets & Liabilities	(17.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Health Care Equipment ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Equipment ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
	NET ASSET	MARKET	EQUIPMENT SELECT	NET ASSET	MARKET	EQUIPMENT SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	−10.46%	−10.48%	−10.31%	N/A	N/A	N/A

SINCE INCEPTION (1)	−2.02%	−2.12%	−1.70%	N/A	N/A	N/A

(1)	For the period January 26, 2011 to December 31, 2011.

SPDR S&P Health Care Equipment ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Health Care Equipment ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

		EDWARDS	ZIMMER	WRIGHT MEDICAL
DESCRIPTION	ZOLL MEDICAL CORP.	LIFESCIENCES CORP.	HOLDINGS, INC.	GROUP, INC.	THORATEC CORP.

MARKET VALUE	$633,000	539,724	534,200	534,105	532,429

% OF NET ASSETS	2.9	2.4	2.4	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

	PERCENT OF
INDUSTRY	NET ASSETS

Health Care Equipment	83.1%
Health Care Supplies	16.9
Short Term Investments	0.0	**
Other Assets & Liabilities	0.0	**

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR S&P Health Care Services ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	TENET HEALTHCARE	BROOKDALE SENIOR			LINCARE
DESCRIPTION	CORP.	LIVING, INC.	MEDNAX, INC.	AMERIGROUP CORP.	HOLDINGS, INC.

MARKET VALUE	$133,257	126,025	125,657	123,773	123,716

% OF NET ASSETS	2.4	2.2	2.2	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Health Care Services	32.3%
Managed Health Care	27.2
Health Care Facilities	23.8
Health Care Distributors	16.5
Short Term Investments	0.2
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR S&P Homebuilders ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Homebuilders ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HOMEBUILDERS			S&P HOMEBUILDERS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−4.88%	−4.81%	−4.77%	N/A	N/A	N/A

ONE YEAR	−0.89%	−0.87%	−0.61%	−0.89%	−0.87%	−0.61%

THREE YEARS	47.68%	48.23%	48.60%	13.88%	14.02%	14.11%

FIVE YEARS	−50.67%	−50.74%	−50.81%	−13.18%	−13.21%	−13.23%

SINCE INCEPTION (1)	−60.51%	−60.48%	−60.55%	−14.53%	−14.52%	−14.54%

(1)	For the period January 31, 2006 to December 31, 2011.

SPDR S&P Homebuilders ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Homebuilders ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

		MOHAWK
DESCRIPTION	MASCO CORP.	INDUSTRIES, INC.	THE HOME DEPOT, INC.	SELECT COMFORT CORP.	OWENS CORNING, INC.

MARKET VALUE	$39,179,773	36,853,655	36,682,927	36,676,358	35,813,783

% OF NET ASSETS	4.4	4.2	4.1	4.1	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Homebuilding	26.8%
Building Products	24.4
Home Furnishing Retail	18.1
Home Furnishings	14.2
Home Improvement Retail	9.7
Household Appliances	6.7
Short Term Investments	8.3
Other Assets & Liabilities	(8.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Metals & Mining ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Metals & Mining ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P METALS & MINING			S&P METALS & MINING
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−28.99%	−28.98%	−28.99%	N/A	N/A	N/A

ONE YEAR	−28.20%	−28.20%	−28.08%	−28.20%	−28.20%	−28.08%

THREE YEARS	80.92%	81.30%	82.37%	21.85%	21.94%	22.18%

FIVE YEARS	4.39%	4.24%	5.60%	0.86%	0.83%	1.10%

SINCE INCEPTION (1)	18.89%	18.94%	20.50%	3.17%	3.18%	3.42%

(1)	For the period June 19, 2006 to December 31, 2011.

SPDR S&P Metals & Mining ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Metals & Mining ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	STEEL	RELIANCE STEEL &	ALLEGHENY	CARPENTER
DESCRIPTION	DYNAMICS, INC.	ALUMINUM CO.	TECHNOLOGIES, INC.	TECHNOLOGY CORP.	NUCOR CORP.

MARKET VALUE	$22,197,581	22,101,754	21,872,181	21,864,431	21,792,663

% OF NET ASSETS	3.1	3.1	3.1	3.1	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Steel	33.5%
Diversified Metals & Mining	23.0
Coal & Consumable Fuels	17.2
Gold	10.8
Precious Metals & Minerals	7.9
Aluminum	7.4
Short Term Investments	14.1
Other Assets & Liabilities	(13.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS EQUIPMENT &			S&P OIL & GAS EQUIPMENT &
	NET ASSET	MARKET	SERVICES SELECT INDUSTRY	NET ASSET	MARKET	SERVICES SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−16.28%	−16.24%	−16.16%	N/A	N/A	N/A

ONE YEAR	−5.23%	−5.25%	−4.98%	−5.23%	−5.25%	−4.98%

THREE YEARS	106.86%	107.21%	108.78%	27.42%	27.49%	27.81%

FIVE YEARS	21.65%	21.78%	23.30%	4.00%	4.02%	4.28%

SINCE INCEPTION (1)	27.82%	27.85%	29.80%	4.53%	4.54%	4.82%

(1)	For the period June 19, 2006 to December 31, 2011.

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Oil & Gas Equipment & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	KEY ENERGY	BASIC ENERGY	McDERMOTT	HERCULES
DESCRIPTION	SERVICES, INC.	SERVICES, INC.	INTERNATIONAL, INC.	OFFSHORE, INC.	HALLIBURTON CO.

MARKET VALUE	$9,092,570.00	9,047,284	9,000,670	8,912,461	8,844,050

% OF NET ASSETS	2.7	2.6	2.6	2.6	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Equipment & Services	72.4%
Oil & Gas Drilling	27.4
Short Term Investments	8.9
Other Assets & Liabilities	(8.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Exploration& Production ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS EXPLORATION &			S&P OIL & GAS EXPLORATION &
	NET ASSET	MARKET	PRODUCTION SELECT	NET ASSET	MARKET	PRODUCTION SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	−10.01%	−10.00%	−10.04%	N/A	N/A	N/A

ONE YEAR	0.91%	0.91%	1.05%	0.91%	0.91%	1.05%

THREE YEARS	81.54%	81.81%	83.01%	21.99%	22.05%	22.32%

FIVE YEARS	42.29%	42.54%	44.10%	7.31%	7.35%	7.58%

SINCE INCEPTION (1)	60.76%	60.83%	63.01%	8.95%	8.96%	9.22%

(1)	For the period June 19, 2006 to December 31, 2011.

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Oil & Gas Exploration & Production ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	COBALT
	INTERNATIONAL	MAGNUM HUNTER		SANDRIDGE ENERGY,
DESCRIPTION	ENERGY, INC.	RESOURCES CORP.	TESORO CORP.	INC.	SUNOCO, INC.

MARKET VALUE	$15,803,178	12,539,097	11,471,489	11,414,698	11,290,919

% OF NET ASSETS	2.1	1.7	1.6	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Exploration & Production	76.2%
Oil & Gas Refining & Marketing	13.2
Integrated Oil & Gas	10.3
Short Term Investments	13.9
Other Assets & Liabilities	(13.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Pharmaceuticals ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Pharmaceuticals ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P PHARMACEUTICALS			S&P PHARMACEUTICALS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	1.51%	1.54%	1.52%	N/A	N/A	N/A

ONE YEAR	12.75%	12.67%	12.85%	12.75%	12.67%	12.85%

THREE YEARS	76.61%	76.52%	77.81%	20.88%	20.86%	21.15%

FIVE YEARS	58.18%	58.25%	59.41%	9.60%	9.61%	9.77%

SINCE INCEPTION (1)	74.99%	74.99%	76.70%	10.63%	10.63%	10.82%

(1)	For the period June 19, 2006 to December 31, 2011.

SPDR S&P Pharmaceuticals ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Pharmaceuticals ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

			SALIX
DESCRIPTION	HOSPIRA, INC.	MYLAN, INC.	PHARMACEUTICALS, LTD.	ELI LILLY & CO.	MERCK & CO., INC.

MARKET VALUE	$12,907,311	12,800,804	12,651,779	12,625,720	12,605,297

% OF NET ASSETS	4.5	4.4	4.4	4.4	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	100.0%
Short Term Investments	12.0
Other Assets & Liabilities	(12.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Retail ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RETAIL SELECT	NET ASSET	MARKET	S&P RETAIL SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	−1.16%	−1.13%	−1.09%	N/A	N/A	N/A

ONE YEAR	9.68%	9.61%	9.89%	9.68%	9.61%	9.89%

THREE YEARS	167.12%	167.71%	169.24%	38.75%	38.85%	39.12%

FIVE YEARS	37.12%	37.23%	39.22%	6.52%	6.53%	6.84%

SINCE INCEPTION (1)	52.25%	52.27%	54.88%	7.89%	7.89%	8.22%

(1)	For the period June 19, 2006 to December 31, 2011.

SPDR S&P Retail ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Retail ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	WINN-DIXIE			CVS	CASEY’S GENERAL
DESCRIPTION	STORES, INC.	SUPERVALU, INC.	RUDDICK CORP.	CAREMARK CORP.	STORES, INC.

MARKET VALUE	$10,989,871	6,778,820	6,667,574	6,638,250	6,565,310

% OF NET ASSETS	1.9	1.2	1.1	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Apparel Retail	30.3%
Specialty Stores	15.5
Automotive Retail	12.6
Food Retail	9.6
General Merchandise Stores	7.3
Department Stores	7.0
Internet Retail	6.1
Computer & Electronics Retail	3.9
Hypermarkets & Super Centers	3.3
Drug Retail	3.3
Catalog Retail	1.0
Home Improvement Retail	0.0 **
Short Term Investments	11.4
Other Assets & Liabilities	(11.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of the net assets.

SPDR S&P Semiconductor ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SEMICONDUCTOR			S&P SEMICONDUCTOR
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−20.48%	−20.46%	−20.72%	N/A	N/A	N/A

ONE YEAR	−18.24%	−18.30%	−18.41%	−18.24%	−18.30%	−18.41%

THREE YEARS	88.65%	88.96%	89.64%	23.56%	23.63%	23.78%

FIVE YEARS	−6.50%	−6.51%	−7.29%	−1.33%	−1.34%	−1.50%

SINCE INCEPTION (1)	−13.57%	−13.56%	−14.05%	−2.43%	−2.43%	−2.53%

(1)	For the period January 31, 2006 to December 31, 2011.

SPDR S&P Semiconductor ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Semiconductor ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	MICRON		MICROCHIP	SKYWORKS
DESCRIPTION	TECHNOLOGY, INC.	SEMTECH CORP.	TECHNOLOGY, INC.	SOLUTIONS, INC.	LSI CORP.

MARKET VALUE	$885,506	874,831	872,710	868,581	861,042

% OF NET ASSETS	2.5	2.5	2.5	2.5	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors & Semiconductor Equipment	99.9%
Short Term Investments	6.4
Other Assets & Liabilities	(6.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Software & Services ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	AKAMAI	VIRNETX HOLDING			WEBMD
DESCRIPTION	TECHNOLOGIES, INC.	CORP.	OPENTABLE, INC.	AOL, INC.	HEALTH CORP.

MARKET VALUE	$71,371	69,492	68,321	67,376	67,027

% OF NET ASSETS	0.8	0.8	0.8	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Application Software	32.6%
Internet Software & Services	22.2
Data Processing & Outsourced Services	20.9
Systems Software	11.5
IT Consulting & Other Services	10.4
Home Entertainment Software	2.2
Short Term Investments	0.2
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Telecom ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P TELECOM SELECT	NET ASSET	MARKET	S&P TELECOM SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	−18.46%	−18.33%	−18.38%	N/A	N/A	N/A

SINCE INCEPTION (1)	−17.30%	−17.18%	−17.09%	N/A	N/A	N/A

(1)	For the period January 26, 2011 to December 31, 2011.

SPDR S&P Telecom ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Telecom ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

				VERIZON
	LEAP WIRELESS	SBA COMMUNICATIONS	NII	COMMUNICATIONS,	TW
DESCRIPTION	INTERNATIONAL, INC.	CORP. (CLASS A)	HOLDINGS, INC.	INC.	TELECOM, INC.

MARKET VALUE	$146,698	139,362	139,153	137,972	137,772

% OF NET ASSETS	2.3	2.2	2.2	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Communications Equipment	59.4%
Wireless Telecommunication Services	18.5
Integrated Telecommunication Services	12.3
Alternative Carriers	9.5
Short Term Investments	0.3
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR S&P Transportation ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P TRANSPORTATION	NET ASSET	MARKET	S&P TRANSPORTATION
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

SIX MONTHS	−14.83%	−14.90%	−14.70%	N/A	N/A	N/A

SINCE INCEPTION (1)	−10.99%	−11.09%	−10.71%	N/A	N/A	N/A

(1)	For the period January 26, 2011 to December 31, 2011.

SPDR S&P Transportation ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Transportation ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	ALASKA AIR GROUP,	UNION PACIFIC	JETBLUE AIRWAYS	KANSAS CITY	C.H. ROBINSON
DESCRIPTION	INC.	CORP.	CORP.	SOUTHERN	WORLDWIDE, INC.

MARKET VALUE	$387,840	375,134	371,036	369,158	367,392

% OF NET ASSETS	3.4	3.3	3.3	3.3	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Trucking	38.5%
Airlines	21.0
Air Freight & Logistics	20.1
Railroads	15.6
Marine	4.6
Short Term Investments	0.2
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Wells Fargo Preferred Stock ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.45%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			WELLS FARGO HYBRID			WELLS FARGO HYBRID
			AND PREFERRED			AND PREFERRED
	NET ASSET	MARKET	SECURITIES	NET ASSET	MARKET	SECURITIES
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

SIX MONTHS	−3.97%	−4.05%	−4.22%	N/A	N/A	N/A

ONE YEAR	0.90%	1.04%	0.87%	0.90%	1.04%	0.87%

SINCE INCEPTION (1)	22.21%	22.21%	23.10%	9.14%	9.14%	9.50%

(1)	For the period September 16, 2009 to December 31, 2011.

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR Wells Fargo Preferred Stock ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	BARCLAYS BANK PLC	HSBC HOLDINGS	WELLS FARGO & CO.	CREDIT SUISSE	METLIFE, INC.
DESCRIPTION	SERIES 5, 8.13%	PLC, 8.00%	SERIES J, 8.00%	GUERNSEY, 7.90%	SERIES B, 6.50%

MARKET VALUE	$2,973,199	2,744,379	2,526,716	2,261,098	2,217,856

% OF NET ASSETS	2.4	2.2	2.0	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	30.6%
Diversified Financial Services	26.9
Insurance	12.3
Capital Markets	9.8
Real Estate Investment Trusts	5.7
Electric Utilities	3.8
Media	3.7
Diversified Telecommunication Services	3.3
Multi-Utilities	1.8
Consumer Finance	0.9
Wireless Telecommunication Services	0.4
Independent Power Producers & Energy Traders	0.4
Short Term Investments	16.7
Other Assets & Liabilities	(16.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.4%
BE Aerospace, Inc. (a)	2,369	$91,704
Ceradyne, Inc. (a)(b)	407	10,900
Exelis, Inc.	2,747	24,860
General Dynamics Corp.	3,717	246,846
Goodrich Corp.	2,140	264,718
Honeywell International, Inc.	8,220	446,757
Huntington Ingalls Industries, Inc. (a)(b)	699	21,865
L-3 Communications Holdings, Inc.	1,696	113,089
Lockheed Martin Corp. (b)	3,827	309,604
National Presto Industries, Inc. (b)	548	51,293
Northrop Grumman Corp. (b)	4,199	245,558
Precision Castparts Corp.	1,484	244,548
Raytheon Co.	5,400	261,252
Rockwell Collins, Inc. (b)	2,685	148,668
Textron, Inc. (b)	3,386	62,607
The Boeing Co.	8,044	590,027
United Technologies Corp.	10,319	754,216

		3,888,512

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	1,948	135,931
Expeditors International of Washington, Inc.	2,858	117,064
FedEx Corp.	3,523	294,206
Forward Air Corp. (b)	2,609	83,618
United Parcel Service, Inc. (Class B)	8,995	658,344
UTI Worldwide, Inc. (b)	2,847	37,837

		1,327,000

AIRLINES — 0.1%
Delta Air Lines, Inc. (a)	7,532	60,934
JetBlue Airways Corp. (a)(b)	4,108	21,362
Southwest Airlines Co.	8,907	76,244
United Continental Holdings, Inc. (a)(b)	3,854	72,725
US Airways Group, Inc. (a)	2,276	11,539

		242,804

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc. (a)(b)	598	5,914
BorgWarner, Inc. (a)(b)	1,159	73,875
Gentex Corp. (b)	4,172	123,449
Johnson Controls, Inc.	8,138	254,394
Modine Manufacturing Co. (a)(b)	5,536	52,371
Shiloh Industries, Inc. (a)(b)	2,503	20,975
The Goodyear Tire & Rubber Co. (a)	4,084	57,870

		588,848

AUTOMOBILES — 0.3%
Ford Motor Co. (a)	38,067	409,601
Harley-Davidson, Inc.	3,663	142,381
Thor Industries, Inc. (b)	429	11,767

		563,749

BEVERAGES — 2.1%
Beam, Inc.	1,838	94,160
Central European Distribution Corp. (a)	645	2,822
Coca-Cola Enterprises, Inc.	4,660	120,135
Constellation Brands, Inc. (Class A) (a)	3,325	68,728
Dr. Pepper Snapple Group, Inc.	3,110	122,783
Hansen Natural Corp. (a)	977	90,021
Molson Coors Brewing Co. (Class B)	1,737	75,629
PepsiCo, Inc.	18,089	1,200,205
The Coca-Cola Co.	23,995	1,678,930

		3,453,413

BIOTECHNOLOGY — 1.8%
Acorda Therapeutics, Inc. (a)	1,053	25,103
Alexion Pharmaceuticals, Inc. (a)	1,990	142,285
Alkermes PLC (a)(b)	1,952	33,887
Alnylam Pharmaceuticals, Inc. (a)(b)	892	7,270
AMAG Pharmaceuticals, Inc. (a)	246	4,652
Amgen, Inc.	12,570	807,120
Amylin Pharmaceuticals, Inc. (a)(b)	2,150	24,467
AVI BioPharma, Inc. (a)(b)	9,044	6,738
Biogen Idec, Inc. (a)	3,611	397,390
BioMarin Pharmaceutical, Inc. (a)(b)	1,570	53,976
Celgene Corp. (a)	5,743	388,227
Chelsea Therapeutics International, Ltd. (a)	5,567	28,559
Cubist Pharmaceuticals, Inc. (a)(b)	1,063	42,116
Dendreon Corp. (a)(b)	3,256	24,745
Gilead Sciences, Inc. (a)	11,117	455,019
Human Genome Sciences, Inc. (a)(b)	5,087	37,593
Incyte Corp. (a)(b)	1,196	17,952
InterMune, Inc. (a)(b)	471	5,935
Isis Pharmaceuticals, Inc. (a)(b)	1,871	13,490
Medivation, Inc. (a)(b)	2,382	109,834
Myriad Genetics, Inc. (a)	1,143	23,934
Neurocrine Biosciences, Inc. (a)(b)	1,598	13,583
Novavax, Inc. (a)	2,936	3,699
Onyx Pharmaceuticals, Inc. (a)	927	40,742
PDL BioPharma, Inc. (b)	2,908	18,030
Pharmasset, Inc. (a)	604	77,433
SIGA Technologies, Inc. (a)(b)	6,132	15,453
Spectrum Pharmaceuticals, Inc. (a)	2,543	37,204
Vertex Pharmaceuticals, Inc. (a)	1,934	64,228

		2,920,664

BUILDING PRODUCTS — 0.1%
Fortune Brands Home & Security, Inc. (a)	1,838	31,301
Masco Corp.	4,867	51,006
Quanex Building Products Corp. (b)	462	6,939
Simpson Manufacturing Co., Inc. (b)	1,153	38,810
USG Corp. (a)(b)	4,491	45,629

		173,685

CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc. (a)	546	52,389
Ameriprise Financial, Inc.	3,023	150,062
BlackRock, Inc.	468	83,416
Diamond Hill Investment Group, Inc. (b)	100	7,398
E*TRADE Financial Corp. (a)	2,494	19,852
Eaton Vance Corp. (b)	1,562	36,926
Federated Investors, Inc. (Class B) (b)	732	11,090
Franklin Resources, Inc. (b)	1,829	175,694
Intl. FCStone, Inc. (a)	2,164	51,006
Invesco, Ltd.	5,313	106,738
Janus Capital Group, Inc. (b)	4,498	28,382
Jefferies Group, Inc. (b)	1,750	24,063
KBW, Inc. (b)	636	9,654

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Knight Capital Group, Inc. (Class A) (a)(b)	572	$6,761
Legg Mason, Inc.	2,644	63,588
Medallion Financial Corp. (b)	800	9,104
Morgan Stanley	14,346	217,055
Northern Trust Corp.	2,817	111,722
Raymond James Financial, Inc.	1,342	41,548
SEI Investments Co.	4,276	74,189
State Street Corp. (c)	6,025	242,868
T. Rowe Price Group, Inc.	3,183	181,272
TD Ameritrade Holding Corp.	3,248	50,831
The Bank of New York Mellon Corp.	13,652	271,811
The Charles Schwab Corp.	11,928	134,309
The Goldman Sachs Group, Inc.	5,205	470,688
Waddell & Reed Financial, Inc. (Class A)	2,389	59,176
Walter Investment Management Corp.	343	7,035

		2,698,627

CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	2,324	197,982
Airgas, Inc.	1,057	82,531
Ashland, Inc.	1,314	75,108
Cabot Corp.	1,514	48,660
Calgon Carbon Corp. (a)(b)	1,303	20,470
Celanese Corp. (Series A) (b)	2,214	98,014
CF Industries Holdings, Inc.	902	130,772
E. I. du Pont de Nemours & Co.	10,957	501,611
Eastman Chemical Co.	3,090	120,695
Ecolab, Inc.	4,780	276,332
FMC Corp.	912	78,468
Monsanto Co.	6,819	477,807
PPG Industries, Inc.	2,367	197,621
Praxair, Inc.	4,118	440,214
Sigma-Aldrich Corp. (b)	1,286	80,324
The Dow Chemical Co.	12,645	363,670
The Mosaic Co.	2,172	109,534
The Sherwin-Williams Co.	965	86,146

		3,385,959

COMMERCIAL BANKS — 2.8%
Arrow Financial Corp. (b)	3,363	78,829
Bank of Hawaii Corp. (b)	619	27,539
BB&T Corp.	7,909	199,070
CapitalSource, Inc.	1,322	8,857
Cathay General Bancorp (b)	866	12,929
Centerstate Banks, Inc.	1,766	11,691
CIT Group, Inc. (a)	2,409	84,002
Columbia Banking System, Inc.	3,385	65,229
Comerica, Inc.	1,757	45,331
CVB Financial Corp.	5,316	53,319
East West Bancorp, Inc.	1,536	30,336
F.N.B. Corp. (b)	4,809	54,390
Farmers Capital Bank Corp. (a)	1,562	7,013
Fifth Third Bancorp	9,244	117,584
First Bancorp (b)	1,989	22,177
First Commonwealth Financial Corp. (b)	4,723	24,843
First Horizon National Corp. (b)	3,000	24,000
First Merchants Corp. (b)	3,803	32,211
First Niagara Financial Group, Inc.	6,901	59,556
Green Bankshares, Inc. (a)(b)	9,506	11,978
Huntington Bancshares, Inc.	5,997	32,924
Independent Bank Corp.-Massachusetts (b)	2,449	66,833
International Bancshares Corp. (b)	1,168	21,415
Keycorp	6,205	47,716
Lakeland Financial Corp. (b)	3,456	89,407
M&T Bank Corp. (b)	1,022	78,019
National Penn Bancshares, Inc. (b)	5,238	44,209
Old National Bancorp	1,015	11,825
PacWest Bancorp (b)	1,420	26,909
Patriot National Bancorp, Inc. (a)(b)	14,920	26,110
PNC Financial Services Group, Inc.	7,076	408,073
Popular, Inc. (a)	4,041	5,617
Regions Financial Corp.	10,853	46,668
Renasant Corp.	4,162	62,430
Royal Bancshares of Pennsylvania, Inc. (a)(b)	995	1,323
Sandy Spring Bancorp, Inc. (b)	2,663	46,736
Simmons First National Corp. (b)	2,546	69,226
StellarOne Corp. (b)	4,388	49,935
Summit Financial Group, Inc. (a)(b)	108	295
SunTrust Banks, Inc.	6,084	107,687
Susquehanna Bancshares, Inc. (b)	4,579	38,372
Trustmark Corp. (b)	965	23,440
U.S. Bancorp	20,894	565,183
Umpqua Holdings Corp. (b)	4,054	50,229
United Bankshares, Inc. (b)	749	21,174
United Community Banks, Inc. (a)(b)	2,594	18,132
Wells Fargo & Co.	58,157	1,602,807
Zions Bancorporation	2,511	40,879

		4,574,457

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp.	1,898	54,435
Cintas Corp.	2,604	90,645
Courier Corp. (b)	2,249	26,381
Covanta Holding Corp.	1,848	25,299
Ennis, Inc. (b)	4,208	56,093
Herman Miller, Inc. (b)	2,447	45,147
Iron Mountain, Inc.	3,246	99,977
Kimball International, Inc. (Class B) (b)	10,036	50,882
Pitney Bowes, Inc. (b)	3,137	58,160
R.R. Donnelley & Sons Co. (b)	3,977	57,388
Republic Services, Inc.	3,385	93,257
Stericycle, Inc. (a)	892	69,504
Waste Connections, Inc. (b)	1,800	59,652
Waste Management, Inc.	5,915	193,480

		980,300

COMMUNICATIONS EQUIPMENT — 2.1%
Arris Group, Inc. (a)	3,197	34,591

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Brocade Communications Systems, Inc. (a)	3,380	$17,542
Ciena Corp. (a)(b)	3,743	45,290
Cisco Systems, Inc.	68,710	1,242,277
Comtech Telecommunications Corp. (b)	645	18,460
EchoStar Corp. (Class A) (a)	771	16,145
Emulex Corp. (a)	457	3,135
F5 Networks, Inc. (a)	1,215	128,936
Finisar Corp. (a)(b)	2,990	50,068
Harmonic, Inc. (a)(b)	1,778	8,961
Harris Corp.	2,257	81,342
InterDigital, Inc. (b)	956	41,653
JDS Uniphase Corp. (a)	4,329	45,195
Juniper Networks, Inc. (a)	7,221	147,381
Motorola Mobility Holdings, Inc. (a)	3,431	133,123
Motorola Solutions, Inc.	3,921	181,503
Plantronics, Inc. (b)	619	22,061
Polycom, Inc. (a)	2,890	47,107
QUALCOMM, Inc.	19,685	1,076,769
Riverbed Technology, Inc. (a)	2,332	54,802
Tellabs, Inc.	7,928	32,029

		3,428,370

COMPUTERS & PERIPHERALS — 4.1%
Apple, Inc. (a)	10,698	4,332,690
Avid Technology, Inc. (a)(b)	1,037	8,846
Dell, Inc. (a)	21,521	314,852
EMC Corp. (a)	24,630	530,530
Hewlett-Packard Co.	29,317	755,206
Icad, Inc. (a)(b)	5,568	3,174
Lexmark International, Inc. (Class A)	1,313	43,421
NCR Corp. (a)	2,895	47,652
NetApp, Inc. (a)	5,384	195,278
Novatel Wireless, Inc. (a)(b)	1,151	3,603
QLogic Corp. (a)	3,613	54,195
SanDisk Corp. (a)	4,195	206,436
Seagate Technology PLC	6,301	103,336
Western Digital Corp. (a)	3,609	111,698

		6,710,917

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)	1,059	21,784
EMCOR Group, Inc. (b)	1,028	27,561
Fluor Corp.	2,374	119,294
Goldfield Corp. (a)	37,348	9,150
Jacobs Engineering Group, Inc. (a)	1,564	63,467
KBR, Inc.	1,938	54,012
Quanta Services, Inc. (a)	2,311	49,779
The Shaw Group, Inc. (a)	1,116	30,020
URS Corp. (a)	993	34,874

		409,941

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (b)	1,028	26,379
Martin Marietta Materials, Inc. (b)	734	55,351
Vulcan Materials Co. (b)	1,538	60,520

		142,250

CONSUMER FINANCE — 0.7%
American Express Co.	13,193	622,314
Capital One Financial Corp. (b)	5,688	240,546
Discover Financial Services	5,678	136,272
SLM Corp.	6,238	83,589

		1,082,721

CONTAINERS & PACKAGING — 0.2%
Crown Holdings, Inc. (a)	3,232	108,531
Owens-Illinois, Inc. (a)	2,658	51,512
Sealed Air Corp.	3,616	62,231
Temple-Inland, Inc.	1,802	57,141

		279,415

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,312	80,295
LKQ Corp. (a)	2,249	67,650
Pool Corp. (b)	2,304	69,350

		217,295

DIVERSIFIED CONSUMER SERVICES — 0.3%
Apollo Group, Inc. (a)	1,841	99,175
Ascent Media Corp. (Class A) (a)	171	8,673
Capella Education Co. (a)	572	20,621
Career Education Corp. (a)	2,023	16,123
Corinthian Colleges, Inc. (a)(b)	1,552	3,368
DeVry, Inc.	787	30,268
H&R Block, Inc. (b)	3,942	64,373
ITT Educational Services, Inc. (a)(b)	635	36,125
Service Corp. International	8,404	89,503
Sotheby’s (b)	850	24,250
Strayer Education, Inc. (b)	224	21,770

		414,249

DIVERSIFIED FINANCIAL SERVICES — 2.3%
Bank of America Corp.	121,021	672,877
Citigroup, Inc.	27,120	713,527
CME Group, Inc.	836	203,708
IntercontinentalExchange, Inc. (a)	1,015	122,358
JPMorgan Chase & Co.	47,757	1,587,920
Leucadia National Corp.	3,106	70,631
Moody’s Corp. (b)	2,959	99,659
MSCI, Inc. (Class A) (a)	1,303	42,908
NYSE Euronext	4,050	105,705
PHH Corp. (a)(b)	837	8,956
The NASDAQ OMX Group, Inc. (a)	2,443	59,878

		3,688,127

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	69,823	2,111,448
CenturyLink, Inc.	7,196	267,691
Cogent Communications Group, Inc. (a)(b)	2,164	36,550
Frontier Communications Corp. (b)	15,423	79,428
Level 3 Communications, Inc. (a)(b)	720	12,233
SureWest Communications	2,203	26,502
tw telecom, Inc. (a)(b)	2,888	55,969
Verizon Communications, Inc.	32,913	1,320,470
Windstream Corp.	6,482	76,099

		3,986,390

ELECTRIC UTILITIES — 1.9%
American Electric Power Co., Inc.	5,121	211,549
Central Vermont Public Service Corp.	3,544	124,394
Duke Energy Corp.	13,576	298,672

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Edison International	4,167	$172,514
Entergy Corp.	2,236	163,340
Exelon Corp.	7,945	344,575
FirstEnergy Corp.	5,782	256,143
Hawaiian Electric Industries, Inc.	170	4,502
MGE Energy, Inc. (b)	2,429	113,604
NextEra Energy, Inc.	4,441	270,368
Northeast Utilities	1,800	64,926
Pepco Holdings, Inc.	5,170	104,951
Pinnacle West Capital Corp.	1,400	67,452
PNM Resources, Inc. (b)	3,466	63,185
PPL Corp.	5,020	147,688
Progress Energy, Inc.	2,701	151,310
Southern Co.	9,738	450,772
Unitil Corp.	1,953	55,426

		3,065,371

ELECTRICAL EQUIPMENT — 0.7%
Capstone Turbine Corp. (a)(b)	16,499	19,139
Cooper Industries PLC	1,023	55,395
Emerson Electric Co.	9,360	436,082
General Cable Corp. (a)	1,308	32,713
GrafTech International, Ltd. (a)(b)	2,116	28,883
Hubbell, Inc. (Class B)	1,646	110,052
PowerSecure International, Inc. (a)(b)	5,889	29,151
Rockwell Automation, Inc.	2,211	162,221
Roper Industries, Inc. (b)	1,865	162,012
The Babcock & Wilcox Co. (a)	1,797	43,380

		1,079,028

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. (Class A)	2,936	133,265
Arrow Electronics, Inc. (a)	2,824	105,646
Avnet, Inc. (a)	3,248	100,980
Benchmark Electronics, Inc. (a)(b)	2,387	32,153
Corning, Inc.	18,597	241,389
Dolby Laboratories, Inc. (Class A) (a)	858	26,178
FEI Co. (a)(b)	1,691	68,959
FLIR Systems, Inc. (b)	2,065	51,770
Itron, Inc. (a)(b)	537	19,208
Jabil Circuit, Inc.	3,190	62,715
Lightpath Technologies, Inc. (Class A) (a)(b)	12,109	12,957
Molex, Inc. (b)	3,031	72,320
National Instruments Corp.	1,786	46,347
Power-One, Inc. (a)(b)	1,026	4,012
Sanmina-SCI Corp. (a)(b)	1,930	17,968
TE Connectivity, Ltd.	2,887	88,948
Tech Data Corp. (a)	2,050	101,290
Trimble Navigation, Ltd. (a)	2,884	125,166
Vishay Intertechnology, Inc. (a)(b)	4,527	40,698
Vishay Precision Group, Inc. (a)(b)	324	5,177

		1,357,146

ENERGY EQUIPMENT & SERVICES — 2.2%
Baker Hughes, Inc.	5,983	291,013
Basic Energy Services, Inc. (a)(b)	5,116	100,785
Cameron International Corp. (a)	3,098	152,391
Complete Production Services, Inc. (a)	768	25,774
Diamond Offshore Drilling, Inc. (b)	619	34,206
Dresser-Rand Group, Inc. (a)	320	15,971
Exterran Holdings, Inc. (a)	1,534	13,959
FMC Technologies, Inc. (a)	3,266	170,583
Halliburton Co.	11,753	405,596
Helix Energy Solutions Group, Inc. (a)(b)	886	13,999
Helmerich & Payne, Inc.	1,592	92,909
ION Geophysical Corp. (a)(b)	14,804	90,749
McDermott International, Inc. (a)	3,595	41,378
Nabors Industries, Ltd. (a)	4,472	77,544
National Oilwell Varco, Inc.	5,809	394,954
Noble Corp. (a)	1,498	45,270
Oceaneering International, Inc.	532	24,541
Patterson-UTI Energy, Inc.	3,661	73,147
Rowan Cos., Inc. (a)	2,944	89,292
Schlumberger, Ltd.	16,943	1,157,376
Superior Energy Services, Inc. (a)(b)	2,890	82,192
TGC Industries, Inc. (a)	4,630	33,058
Tidewater, Inc. (b)	888	43,778
Weatherford International, Ltd. (a)	5,181	75,850

		3,546,315

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	5,380	448,262
CVS Caremark Corp.	17,983	733,347
Safeway, Inc.	5,749	120,959
SUPERVALU, Inc. (b)	3,254	26,422
Sysco Corp.	7,817	229,273
The Kroger Co.	7,185	174,021
Wal-Mart Stores, Inc.	22,251	1,329,720
Walgreen Co.	11,272	372,652
Whole Foods Market, Inc.	1,799	125,174

		3,559,830

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	7,273	208,008
Bunge, Ltd.	1,787	102,217
Campbell Soup Co. (b)	3,997	132,860
ConAgra Foods, Inc.	7,210	190,344
Dean Foods Co. (a)	2,833	31,730
Flowers Foods, Inc. (b)	3,932	74,629
General Mills, Inc.	8,679	350,719
H.J. Heinz Co.	3,758	203,082
Kellogg Co.	2,583	130,622
Kraft Foods, Inc. (Class A)	17,516	654,398
McCormick & Co., Inc.	1,391	70,134
Mead Johnson Nutrition Co.	2,409	165,571
Sanderson Farms, Inc.	146	7,319
Sara Lee Corp.	10,298	194,838
Smithfield Foods, Inc. (a)(b)	1,996	48,463
The Hershey Co.	2,185	134,989
The J.M. Smucker Co.	1,237	96,696
TreeHouse Foods, Inc. (a)(b)	1,168	76,364
Tyson Foods, Inc. (Class A)	4,666	96,306

		2,969,289

GAS UTILITIES — 0.1%
Chesapeake Utilities Corp. (b)	2,995	129,833
Delta Natural Gas Co., Inc. (b)	200	6,870

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Gas Natural, Inc. (b)	402	$4,587
Questar Corp.	1,859	36,920

		178,210

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
ABIOMED, Inc. (a)	1,462	27,003
Alere, Inc. (a)	1,392	32,141
Angeion Corp. (a)(b)	5,541	28,924
Baxter International, Inc.	7,442	368,230
Becton, Dickinson and Co.	3,051	227,971
Boston Scientific Corp. (a)	17,210	91,901
C.R. Bard, Inc.	1,596	136,458
CareFusion Corp. (a)	2,366	60,120
Covidien PLC	3,331	149,928
DENTSPLY International, Inc. (b)	1,495	52,310
Edwards Lifesciences Corp. (a)	2,431	171,872
Escalon Medical Corp. (a)(b)	24,908	24,908
Gen-Probe, Inc. (a)	748	44,222
Hologic, Inc. (a)	4,392	76,904
Intuitive Surgical, Inc. (a)	421	194,927
MAKO Surgical Corp. (a)(b)	500	12,605
Masimo Corp. (a)(b)	977	18,255
Medtronic, Inc.	13,971	534,391
NuVasive, Inc. (a)	714	8,989
ResMed, Inc. (a)	1,966	49,936
St. Jude Medical, Inc.	4,384	150,371
Stryker Corp.	3,417	169,859
Thoratec Corp. (a)	862	28,929
Varian Medical Systems, Inc. (a)	1,981	132,985
Vascular Solutions, Inc. (a)(b)	900	10,017
Zimmer Holdings, Inc. (a)	2,718	145,196

		2,949,352

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Aetna, Inc.	5,423	228,796
Amedisys, Inc. (a)(b)	579	6,317
AmerisourceBergen Corp.	3,317	123,359
athenahealth, Inc. (a)(b)	572	28,097
Cardinal Health, Inc.	4,736	192,329
CIGNA Corp.	3,930	165,060
Community Health Systems, Inc. (a)(b)	816	14,239
Coventry Health Care, Inc. (a)	2,330	70,762
DaVita, Inc. (a)	1,749	132,592
Express Scripts, Inc. (Class A) (a)(b)	6,021	269,078
Health Management Associates, Inc. (Class A) (a)	3,592	26,473
Health Net, Inc. (a)	2,340	71,183
HEALTHSOUTH Corp. (a)(b)	2,415	42,673
Healthways, Inc. (a)(b)	310	2,127
Henry Schein, Inc. (a)	1,975	127,249
Humana, Inc.	2,442	213,944
Laboratory Corp. of America Holdings (a)	1,265	108,752
Lincare Holdings, Inc. (b)	2,878	73,993
McKesson Corp.	3,833	298,629
Medco Health Solutions, Inc. (a)	6,079	339,816
Omnicare, Inc.	2,012	69,313
Patterson Cos., Inc. (b)	2,015	59,483
PSS World Medical, Inc. (a)(b)	1,828	44,219
Quest Diagnostics, Inc.	1,639	95,160
Tenet Healthcare Corp. (a)(b)	7,350	37,706
UnitedHealth Group, Inc.	14,256	722,494
VCA Antech, Inc. (a)(b)	2,126	41,989
WellCare Health Plans, Inc. (a)	272	14,280
WellPoint, Inc.	6,238	413,268

		4,033,380

HEALTH CARE TECHNOLOGY — 0.0% (d)
Transcend Services, Inc. (a)(b)	300	7,119

HOTELS, RESTAURANTS & LEISURE — 2.3%
Biglari Holdings, Inc. (a)(b)	158	58,182
Bob Evans Farms, Inc. (b)	3,338	111,956
Brinker International, Inc. (b)	1,766	47,258
Carnival Corp.	5,112	166,856
Darden Restaurants, Inc. (b)	2,158	98,362
Gaylord Entertainment Co. (a)(b)	462	11,153
International Game Technology	4,928	84,761
Interval Leisure Group, Inc. (a)	690	9,391
Las Vegas Sands Corp. (a)	5,646	241,253
Marriott International, Inc. (Class A)	4,920	143,516
Marriott Vacations Worldwide Corp. (a)	548	9,404
McDonald’s Corp.	11,899	1,193,827
MGM Resorts International (a)	3,351	34,951
Panera Bread Co. (Class A) (a)(b)	554	78,363
Penn National Gaming, Inc. (a)(b)	1,608	61,216
Royal Caribbean Cruises, Ltd.	1,509	37,378
Scientific Games Corp. (Class A) (a)	2,450	23,765
Starbucks Corp.	8,963	412,388
Starwood Hotels & Resorts Worldwide, Inc.	2,944	141,224
The Cheesecake Factory, Inc. (a)(b)	2,535	74,402
Wyndham Worldwide Corp.	4,478	169,403
Wynn Resorts, Ltd.	1,476	163,083
Yum! Brands, Inc.	6,470	381,795

		3,753,887

HOUSEHOLD DURABLES — 0.5%
American Greetings Corp. (Class A) (b)	2,570	32,151
Bassett Furniture Industries, Inc. (b)	4,117	30,836
Brookfield Residential Properties, Inc. (a)	2,456	19,181
D.R. Horton, Inc. (b)	4,385	55,295
Garmin, Ltd. (b)	2,080	82,805
Harman International Industries, Inc.	1,351	51,392
KB HOME (b)	2,416	16,236
Leggett & Platt, Inc.	3,516	81,009
Lennar Corp. (Class A)	2,934	57,653
Mohawk Industries, Inc. (a)	619	37,047
Newell Rubbermaid, Inc.	4,810	77,681
NVR, Inc. (a)	105	72,030
Pulte Group, Inc. (a)(b)	6,412	40,460
The Ryland Group, Inc.	1,003	15,807
Toll Brothers, Inc. (a)(b)	2,027	41,391
Whirlpool Corp. (b)	1,109	52,622

		763,596

HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc. (b)	3,522	161,167
Colgate-Palmolive Co.	5,787	534,661

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Energizer Holdings, Inc. (a)	1,053	$81,586
Kimberly-Clark Corp.	4,429	325,797
The Clorox Co.	1,644	109,425
The Procter & Gamble Co.	33,288	2,220,642

		3,433,278

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (a)	4,274	69,794
Constellation Energy Group, Inc.	2,485	98,580
GenOn Energy, Inc. (a)	14,985	39,111
NRG Energy, Inc. (a)	4,449	80,616
The AES Corp. (a)	8,986	106,394

		394,495

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	7,675	627,278
Danaher Corp.	5,580	262,483
General Electric Co.	126,560	2,266,690
Tyco International, Ltd.	2,729	127,471

		3,283,922

INSURANCE — 3.7%
ACE, Ltd.	1,860	130,423
Aflac, Inc.	5,880	254,369
American International Group, Inc. (a)	3,861	89,575
AON Corp.	3,316	155,189
Arthur J. Gallagher & Co. (b)	1,296	43,338
Assurant, Inc.	1,819	74,688
Assured Guaranty, Ltd.	1,876	24,651
Berkshire Hathaway, Inc. (Class B) (a)	22,753	1,736,054
Cincinnati Financial Corp. (b)	1,990	60,615
Donegal Group, Inc. (Class A) (b)	1,700	24,072
Eastern Insurance Holdings, Inc.	800	11,400
Everest Re Group, Ltd.	822	69,122
Fidelity National Financial, Inc. (Class A)	3,304	52,633
Genworth Financial, Inc. (Class A) (a)	6,071	39,765
Hartford Financial Services Group, Inc.	5,359	87,084
Lincoln National Corp.	5,380	104,480
Loews Corp.	5,654	212,873
Marsh & McLennan Cos., Inc.	5,767	182,353
MBIA, Inc. (a)(b)	2,472	28,650
MetLife, Inc.	6,893	214,924
Old Republic International Corp.	5,067	46,971
PartnerRe, Ltd.	895	57,468
Principal Financial Group, Inc.	4,982	122,557
ProAssurance Corp.	1,526	121,805
Protective Life Corp.	368	8,302
Prudential Financial, Inc.	5,659	283,629
Reinsurance Group of America, Inc.	940	49,115
RenaissanceRe Holdings, Ltd.	1,012	75,262
Seabright Holdings, Inc. (b)	1,987	15,201
Selective Insurance Group, Inc. (b)	3,132	55,530
The Allstate Corp.	7,058	193,460
The Chubb Corp.	4,624	320,073
The Hanover Insurance Group, Inc.	1,387	48,476
The Phoenix Cos., Inc. (a)(b)	22,841	38,373
The Progressive Corp.	7,849	153,134
The Travelers Cos., Inc.	7,478	442,473
Torchmark Corp.	1,573	68,252
Transatlantic Holdings, Inc.	770	42,142
Unum Group	5,507	116,032
Validus Holdings, Ltd.	1,861	58,622
W.R. Berkley Corp.	1,756	60,389
XL Group PLC	3,918	77,459

		6,050,983

INTERNET & CATALOG RETAIL — 0.7%
Amazon.com, Inc. (a)	3,963	685,995
Expedia, Inc. (b)	2,043	59,288
HSN, Inc. (b)	690	25,019
Liberty Media Corp. — Interactive (Class A) (a)	7,881	127,790
Netflix, Inc. (a)	488	33,814
Priceline.com, Inc. (a)	467	218,421
TripAdvisor, Inc. (a)(b)	2,043	51,504

		1,201,831

INTERNET SOFTWARE & SERVICES — 1.7%
Akamai Technologies, Inc. (a)	2,684	86,640
AOL, Inc. (a)(b)	1,433	21,638
EarthLink, Inc.	4,705	30,300
eBay, Inc. (a)	12,419	376,668
Equinix, Inc. (a)	505	51,207
Google, Inc. (Class A) (a)	2,744	1,772,350
IAC/InterActiveCorp.	1,807	76,978
Internap Network Services Corp. (a)(b)	5,945	35,313
Local.com Corp. (a)(b)	4,135	8,849
Monster Worldwide, Inc. (a)(b)	2,632	20,872
VeriSign, Inc.	2,750	98,230
WebMD Health Corp. (a)(b)	799	30,002
Yahoo!, Inc. (a)	14,215	229,288

		2,838,335

IT SERVICES — 3.4%
Accenture PLC (Class A)	4,111	218,829
Alliance Data Systems Corp. (a)	808	83,903
Automatic Data Processing, Inc.	6,594	356,142
Broadridge Financial Solutions, Inc.	2,293	51,707
Cognizant Technology Solutions Corp. (Class A) (a)	4,307	276,983
Computer Sciences Corp.	2,456	58,207
Fidelity National Information Services, Inc.	5,573	148,186
Fiserv, Inc. (a)	2,796	164,237
International Business Machines Corp.	14,208	2,612,567
Jack Henry & Associates, Inc. (b)	1,746	58,683
Lender Processing Services, Inc.	1,648	24,835
Mastercard, Inc. (Class A)	1,028	383,259
Paychex, Inc. (b)	4,597	138,416
Rainmaker Systems, Inc. (a)	6,728	5,490
SAIC, Inc. (a)	2,669	32,802
Teradata Corp. (a)	2,885	139,951
The Western Union Co.	8,076	147,468
Total System Services, Inc.	2,584	50,543
Unisys Corp. (a)(b)	995	19,612
VeriFone Systems, Inc. (a)	470	16,694
Visa, Inc. (Class A)	5,531	561,562

		5,550,076

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp. (b)	2,138	$38,612
Eastman Kodak Co. (a)(b)	4,295	2,790
Hasbro, Inc. (b)	2,775	88,495
Mattel, Inc.	6,445	178,913

		308,810

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	1,336	5,464
Agilent Technologies, Inc. (a)	5,310	185,478
Charles River Laboratories International, Inc. (a)	854	23,340
Covance, Inc. (a)(b)	783	35,799
Illumina, Inc. (a)(b)	1,616	49,256
Life Technologies Corp. (a)	2,651	103,150
PerkinElmer, Inc.	2,952	59,040
PURE Bioscience, Inc. (a)(b)	10,818	3,516
Sequenom, Inc. (a)(b)	1,032	4,592
Techne Corp.	1,226	83,687
Thermo Fisher Scientific, Inc. (a)	5,574	250,663
Waters Corp. (a)	1,654	122,479

		926,464

MACHINERY — 2.6%
AGCO Corp. (a)	939	40,349
Caterpillar, Inc.	7,363	667,088
CLARCOR, Inc. (b)	863	43,141
Commercial Vehicle Group, Inc. (a)(b)	10,320	93,293
Crane Co.	1,679	78,426
Cummins, Inc.	2,175	191,443
Deere & Co.	5,079	392,861
Donaldson Co., Inc. (b)	963	65,561
Dover Corp.	2,200	127,710
Eaton Corp.	4,192	182,478
Federal Signal Corp. (a)(b)	4,840	20,086
Flowserve Corp.	638	63,366
Graco, Inc.	258	10,550
Harsco Corp. (b)	1,725	35,501
IDEX Corp.	3,010	111,701
Illinois Tool Works, Inc.	7,504	350,512
Ingersoll-Rand PLC	1,854	56,491
ITT Corp.	1,375	26,579
John Bean Technologies Corp. (b)	351	5,395
Joy Global, Inc.	1,773	132,922
Lincoln Electric Holdings, Inc. (b)	1,564	61,184
Meritor, Inc. (a)(b)	16,282	86,620
Mueller Water Products, Inc. (Class A) (b)	24,842	60,614
Navistar International Corp. (a)	968	36,668
NN, Inc. (a)(b)	23,060	138,360
Oshkosh Corp. (a)	1,903	40,686
PACCAR, Inc. (b)	4,053	151,866
Pall Corp.	2,986	170,650
Parker Hannifin Corp.	2,480	189,100
Pentair, Inc. (b)	2,028	67,512
SPX Corp.	1,083	65,272
Stanley Black & Decker, Inc.	1,645	111,202
Terex Corp. (a)(b)	1,753	23,683
The Manitowoc Co., Inc. (b)	10,500	96,495
Timken Co.	2,294	88,801
WABCO Holdings, Inc. (a)	1,204	52,254
Watts Water Technologies, Inc. (Class A) (b)	2,011	68,796
Xylem, Inc.	2,747	70,570

		4,275,786

MARINE — 0.0% (d)
Genco Shipping & Trading, Ltd. (a)	340	2,298

MEDIA — 3.4%
AMC Networks, Inc. (Class A) (a)(b)	856	32,168
Cablevision Systems Corp. (Class A)	3,435	48,846
CBS Corp.	8,433	228,872
Comcast Corp. (Class A)	33,340	790,491
DIRECTV (Class A) (a)	12,168	520,304
Discovery Communications, Inc. (Series A) (a)	3,829	156,874
DISH Network Corp. (Class A)	3,863	110,018
Gannett Co., Inc. (b)	5,171	69,136
Journal Communications, Inc. (Class A) (a)(b)	4,496	19,782
Knology, Inc. (a)(b)	3,094	43,935
Lamar Advertising Co. (Class A) (a)(b)	1,547	42,543
Liberty Global, Inc. (Series A) (a)	4,957	203,386
Liberty Media Corp. — Liberty Capital (Class A) (a)	2,130	166,247
Live Nation Entertainment, Inc. (a)	1,883	15,648
News Corp. (Class A)	27,244	486,033
Omnicom Group, Inc.	3,730	166,283
Scripps Networks Interactive, Inc. (Class A)	864	36,651
Sirius XM Radio, Inc. (a)(b)	42,681	77,679
The Interpublic Group of Cos., Inc.	7,191	69,968
The Madison Square Garden Co. (Class A) (a)	856	24,516
The McGraw-Hill Cos., Inc.	4,751	213,652
The New York Times Co. (Class A) (a)(b)	1,431	11,062
The Walt Disney Co.	21,818	818,175
Time Warner Cable, Inc.	3,784	240,549
Time Warner, Inc.	15,572	562,772
Valassis Communications, Inc. (a)(b)	170	3,269
Viacom, Inc. (Class B)	6,485	294,484
Virgin Media, Inc. (b)	3,779	80,795

		5,534,138

METALS & MINING — 1.0%
AK Steel Holding Corp. (b)	3,140	25,936
Alcoa, Inc.	10,866	93,991
Allegheny Technologies, Inc.	1,226	58,603
Allied Nevada Gold Corp. (a)(b)	680	20,590
Century Aluminum Co. (a)(b)	1,215	10,340
Cliffs Natural Resources, Inc.	1,964	122,455
Coeur d’Alene Mines Corp. (a)	516	12,456
Commercial Metals Co.	1,848	25,558
Contango ORE, Inc. (a)(b)	24	324
Freeport-McMoRan Copper & Gold, Inc.	11,160	410,576
Molycorp, Inc. (a)(b)	572	13,717
Newmont Mining Corp.	5,854	351,299

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Nucor Corp.	3,561	$140,909
Reliance Steel & Aluminum Co. (b)	648	31,551
Royal Gold, Inc.	1,064	71,745
Schnitzer Steel Industries, Inc. (Class A)	488	20,633
Southern Copper Corp.	2,853	86,104
Steel Dynamics, Inc.	2,641	34,729
Titanium Metals Corp.	1,808	27,084
United States Steel Corp. (b)	2,368	62,657
Walter Energy, Inc.	945	57,229
Worthington Industries, Inc. (b)	704	11,532

		1,690,018

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	530	23,378
Ameren Corp.	2,473	81,931
CMS Energy Corp. (b)	4,877	107,684
Consolidated Edison, Inc.	3,246	201,349
Dominion Resources, Inc.	7,449	395,393
DTE Energy Co.	1,485	80,858
NiSource, Inc.	3,491	83,121
PG&E Corp.	4,266	175,845
Public Service Enterprise Group, Inc.	5,438	179,508
Sempra Energy	2,862	157,410
TECO Energy, Inc.	5,156	98,686
Wisconsin Energy Corp.	2,450	85,652
Xcel Energy, Inc.	6,797	187,869

		1,858,684

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (a)	2,207	83,336
Dillard’s, Inc. (Class A) (b)	772	34,647
Dollar Tree, Inc. (a)	2,412	200,461
Family Dollar Stores, Inc.	2,071	119,414
J.C. Penney Co., Inc. (b)	2,832	99,545
Kohl’s Corp.	3,592	177,265
Macy’s, Inc.	6,320	203,378
Nordstrom, Inc.	3,174	157,780
Sears Holdings Corp. (a)(b)	1,030	32,733
Target Corp.	7,775	398,236

		1,506,795

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	20,762	165,266
Zebra Technologies Corp. (Class A) (a)	1,835	65,656

		230,922

OIL, GAS & CONSUMABLE FUELS — 9.5%
Abraxas Petroleum Corp. (a)(b)	17,469	57,648
Adams Resources & Energy, Inc.	300	8,694
Alpha Natural Resources, Inc. (a)	4,620	94,387
Anadarko Petroleum Corp.	6,366	485,917
Apache Corp.	4,490	406,704
Approach Resources, Inc. (a)	3,270	96,171
Arch Coal, Inc.	2,478	35,956
BPZ Resources, Inc. (a)(b)	11,860	33,682
Cabot Oil & Gas Corp.	986	74,837
Chesapeake Energy Corp.	7,232	161,201
Chevron Corp.	23,928	2,545,939
Cimarex Energy Co.	732	45,311
Clayton Williams Energy, Inc. (a)(b)	460	34,905
Concho Resources, Inc. (a)	1,320	123,750
ConocoPhillips	15,985	1,164,827
CONSOL Energy, Inc.	2,502	91,823
Contango Oil & Gas Co. (a)	200	11,636
Denbury Resources, Inc. (a)	4,805	72,556
Devon Energy Corp.	5,309	329,158
El Paso Corp.	10,006	265,860
EOG Resources, Inc.	3,177	312,966
EXCO Resources, Inc. (b)	2,604	27,212
Exxon Mobil Corp.	59,666	5,057,290
Forest Oil Corp. (a)	1,514	20,515
Goodrich Petroleum Corp. (a)(b)	992	13,620
Hess Corp.	3,493	198,402
Hollyfrontier Corp.	3,772	88,265
Houston American Energy Corp. (a)(b)	5,982	72,921
Marathon Oil Corp.	8,952	262,025
Marathon Petroleum Corp.	4,476	149,006
Murphy Oil Corp.	2,442	136,117
Newfield Exploration Co. (a)	1,646	62,104
Noble Energy, Inc.	2,534	239,184
Occidental Petroleum Corp.	9,925	929,973
Panhandle Oil & Gas, Inc. (b)	300	9,843
Patriot Coal Corp. (a)(b)	3,606	30,543
Peabody Energy Corp.	3,347	110,819
Pioneer Natural Resources Co.	2,219	198,556
Plains Exploration & Production Co. (a)	2,710	99,511
QEP Resources, Inc.	1,860	54,498
Quicksilver Resources, Inc. (a)(b)	596	3,999
Range Resources Corp.	2,560	158,566
Rex Energy Corp. (a)(b)	1,158	17,092
SandRidge Energy, Inc. (a)(b)	7,115	58,058
SM Energy Co.	2,354	172,077
Southwestern Energy Co. (a)	4,605	147,084
Spectra Energy Corp.	7,490	230,318
Sunoco, Inc.	1,921	78,799
Tesoro Corp. (a)(b)	2,769	64,684
The Williams Cos., Inc.	7,659	252,900
Toreador Resources Corp. (a)(b)	5,016	25,832
Ultra Petroleum Corp. (a)	1,692	50,134
Valero Energy Corp.	6,703	141,098
Zion Oil & Gas, Inc. (a)	2,009	4,440

		15,619,413

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	227	18,151
International Paper Co.	6,565	194,324
Louisiana-Pacific Corp. (a)(b)	2,992	24,146
MeadWestvaco Corp.	4,075	122,046
Weyerhaeuser Co.	6,579	122,830

		481,497

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	5,767	100,749
Herbalife, Ltd.	2,276	117,601
The Estee Lauder Cos., Inc. (Class A)	2,153	241,825

		460,175

PHARMACEUTICALS — 5.4%
Abbott Laboratories	17,595	989,367
Allergan, Inc.	3,700	324,638

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Auxilium Pharmaceuticals, Inc. (a)(b)	743	$14,808
Bristol-Myers Squibb Co.	22,473	791,949
Eli Lilly & Co.	11,165	464,017
Endo Pharmaceuticals Holdings, Inc. (a)	1,608	55,524
Forest Laboratories, Inc. (a)	4,246	128,484
Hospira, Inc. (a)	2,675	81,240
Johnson & Johnson	31,189	2,045,375
Merck & Co., Inc.	36,249	1,366,587
Mylan, Inc. (a)	4,706	100,991
Nektar Therapeutics (a)(b)	930	5,203
Perrigo Co.	1,347	131,063
Pfizer, Inc.	94,888	2,053,376
Questcor Pharmaceuticals, Inc. (a)	1,101	45,780
ViroPharma, Inc. (a)(b)	1,624	44,481
VIVUS, Inc. (a)(b)	3,198	31,180
Watson Pharmaceuticals, Inc. (a)	2,126	128,283

		8,802,346

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp.	1,166	87,252
Equifax, Inc.	2,530	98,012
IHS, Inc. (Class A) (a)	750	64,620
Manpower, Inc.	1,140	40,755
Robert Half International, Inc.	3,418	97,276

		387,915

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Agree Realty Corp.	2,872	70,019
American Campus Communities, Inc. (b)	1,447	60,716
Annaly Capital Management, Inc.	7,794	124,392
Apartment Investment & Management Co. (Class A)	2,816	64,515
Ashford Hospitality Trust, Inc. (b)	6,980	55,840
AvalonBay Communities, Inc.	1,096	143,138
BioMed Realty Trust, Inc. (b)	2,370	42,850
Boston Properties, Inc. (b)	2,683	267,227
BRE Properties, Inc. (b)	899	45,382
Camden Property Trust	474	29,502
CBL & Associates Properties, Inc. (b)	2,029	31,855
Cedar Shopping Centers, Inc. (b)	2,075	8,943
Cogdell Spencer, Inc. (b)	1,437	6,107
Colonial Properties Trust	428	8,928
Corporate Office Properties Trust (b)	1,964	41,755
DDR Corp.	2,151	26,178
Digital Realty Trust, Inc. (b)	921	61,403
Duke Realty Corp.	2,380	28,679
Equity Residential (b)	4,336	247,282
Extra Space Storage, Inc. (b)	1,778	43,081
Glimcher Realty Trust	3,660	33,672
HCP, Inc.	3,756	155,611
Health Care REIT, Inc.	1,247	67,999
Home Properties, Inc. (b)	628	36,154
Hospitality Properties Trust	1,937	44,512
Host Hotels & Resorts, Inc.	8,752	129,267
Investors Real Estate Trust (b)	8,068	58,856
Kimco Realty Corp.	4,074	66,162
LaSalle Hotel Properties	2,856	69,144
Lexington Realty Trust (b)	1,860	13,931
Liberty Property Trust (b)	1,374	42,429
Monmouth Real Estate Investment Corp. (b)	5,182	47,415
National Retail Properties, Inc.	3,494	92,172
Pennsylvania Real Estate Investment Trust	2,610	27,248
Plum Creek Timber Co., Inc. (b)	2,789	101,966
Post Properties, Inc.	462	20,199
Power REIT (b)	3,330	36,297
ProLogis	3,620	103,496
Public Storage	1,327	178,428
Realty Income Corp.	1,778	62,159
Regency Centers Corp.	384	14,446
Senior Housing Properties Trust	1,556	34,917
Simon Property Group, Inc.	3,220	415,187
SL Green Realty Corp. (b)	842	56,111
Strategic Hotels & Resorts, Inc. (a)(b)	22,765	122,248
Sunstone Hotel Investors, Inc. (a)	674	5,493
Tanger Factory Outlet Centers, Inc. (b)	3,240	94,997
The Macerich Co. (b)	2,175	110,055
Transcontinental Realty Investors, Inc. (a)	684	1,108
UDR, Inc. (b)	2,275	57,103
Urstadt Biddle Properties, Inc. (Class A) (b)	4,416	79,841
Ventas, Inc.	2,779	153,206
Vestin Realty Mortgage II, Inc. (a)	2,024	2,368
Vornado Realty Trust	3,618	278,079
Weingarten Realty Investors (b)	1,392	30,373

		4,250,441

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Office Properties, Inc. (b)	1,944	30,404
CBRE Group, Inc. (a)	4,913	74,776
Forestar Group, Inc. (a)	658	9,956
Jones Lang LaSalle, Inc.	798	48,885
The St. Joe Co. (a)(b)	1,143	16,756

		180,777

ROAD & RAIL — 1.1%
Avis Budget Group, Inc. (a)	1,196	12,821
Con-way, Inc.	340	9,915
CSX Corp.	15,977	336,476
Dollar Thrifty Automotive Group, Inc. (a)	1,263	88,738
J.B. Hunt Transport Services, Inc.	3,236	145,847
Kansas City Southern (a)	1,504	102,287
Landstar System, Inc.	2,059	98,667
Norfolk Southern Corp.	5,172	376,832
Union Pacific Corp.	5,796	614,028

		1,785,611

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Micro Devices, Inc. (a)(b)	6,899	37,255
Aetrium, Inc. (a)(b)	7,172	5,236
Altera Corp.	4,045	150,069
Anadigics, Inc. (a)(b)	2,193	4,803
Analog Devices, Inc.	4,337	155,178
Applied Materials, Inc.	17,555	188,014
AXT, Inc. (a)(b)	6,650	27,730

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Broadcom Corp. (Class A) (a)	6,554	$192,425
Cirrus Logic, Inc. (a)(b)	1,366	21,651
Cree, Inc. (a)(b)	458	10,094
Cypress Semiconductor Corp. (a)(b)	2,079	35,114
Energy Conversion Devices, Inc. (a)(b)	22,420	4,529
First Solar, Inc. (a)(b)	680	22,957
Intel Corp.	66,035	1,601,349
International Rectifier Corp. (a)	1,428	27,732
Intersil Corp. (Class A)	3,763	39,286
KLA-Tencor Corp.	3,403	164,195
Lam Research Corp. (a)	2,691	99,621
Linear Technology Corp.	3,794	113,934
LSI Corp. (a)	8,006	47,636
Marvell Technology Group, Ltd. (a)	5,834	80,801
Maxim Integrated Products, Inc.	2,528	65,829
MEMC Electronic Materials, Inc. (a)	3,494	13,766
Microchip Technology, Inc. (b)	3,135	114,835
Micron Technology, Inc. (a)	9,741	61,271
Microsemi Corp. (a)	1,992	33,366
MKS Instruments, Inc.	252	7,011
Novellus Systems, Inc. (a)	2,896	119,576
NVIDIA Corp. (a)	7,886	109,300
ON Semiconductor Corp. (a)	3,698	28,548
Rambus, Inc. (a)(b)	1,775	13,401
Sigma Designs, Inc. (a)(b)	508	3,048
Skyworks Solutions, Inc. (a)	1,279	20,745
SunPower Corp. (a)(b)	121	754
Teradyne, Inc. (a)(b)	4,178	56,946
Texas Instruments, Inc.	15,718	457,551
Xilinx, Inc.	3,438	110,222

		4,245,778

SOFTWARE — 3.6%
Activision Blizzard, Inc.	7,824	96,392
Adobe Systems, Inc. (a)	7,964	225,142
Autodesk, Inc. (a)	4,276	129,691
BMC Software, Inc. (a)	2,984	97,815
CA, Inc.	5,743	116,095
Cadence Design Systems, Inc. (a)	5,889	61,246
Citrix Systems, Inc. (a)	3,511	213,188
Compuware Corp. (a)	6,619	55,070
Concur Technologies, Inc. (a)(b)	1,056	53,634
Electronic Arts, Inc. (a)	3,861	79,537
Intuit, Inc.	4,646	244,333
Microsoft Corp.	93,230	2,420,251
Nuance Communications, Inc. (a)	3,669	92,312
Oracle Corp.	46,844	1,201,549
Parametric Technology Corp. (a)	3,973	72,547
Red Hat, Inc. (a)	3,373	139,271
Rovi Corp. (a)	752	18,484
Salesforce.com, Inc. (a)	1,349	136,870
Smith Micro Software, Inc. (a)(b)	2,455	2,774
Solera Holdings, Inc.	1,380	61,465
Symantec Corp. (a)	11,188	175,092
Synopsys, Inc. (a)	3,269	88,917
TiVo, Inc. (a)(b)	2,440	21,887
Versant Corp. (a)	1,977	18,307
VMware, Inc. (Class A) (a)	484	40,264
Websense, Inc. (a)(b)	561	10,507

		5,872,640

SPECIALTY RETAIL — 2.5%
Abercrombie & Fitch Co. (Class A)	1,676	81,856
Advance Auto Parts, Inc.	1,832	127,562
Aeropostale, Inc. (a)(b)	976	14,884
American Eagle Outfitters, Inc.	3,377	51,634
AutoNation, Inc. (a)(b)	3,380	124,621
AutoZone, Inc. (a)	541	175,809
Bed Bath & Beyond, Inc. (a)	3,759	217,909
Best Buy Co., Inc. (b)	4,061	94,906
Chico’s FAS, Inc.	2,090	23,283
Dick’s Sporting Goods, Inc. (b)	1,324	48,829
Foot Locker, Inc.	3,001	71,544
GameStop Corp. (Class A) (a)(b)	1,845	44,520
Genesco, Inc. (a)	301	18,584
Limited Brands, Inc.	4,684	188,999
Lowe’s Cos., Inc.	16,474	418,110
O’Reilly Automotive, Inc. (a)	2,499	199,795
Office Depot, Inc. (a)(b)	4,741	10,193
OfficeMax, Inc. (a)(b)	854	3,877
Orchard Supply Hardware Stores Corp. (Class A) (a)(e)	51	384
PetSmart, Inc.	2,789	143,048
Pier 1 Imports, Inc. (a)(b)	768	10,698
RadioShack Corp. (b)	2,725	26,460
Rent-A-Center, Inc.	1,905	70,485
Ross Stores, Inc.	4,704	223,581
Staples, Inc.	8,984	124,788
The Gap, Inc. (b)	6,973	129,349
The Home Depot, Inc.	20,911	879,098
The Men’s Wearhouse, Inc.	619	20,062
Tiffany & Co.	2,067	136,959
TJX Cos., Inc.	4,874	314,617
Urban Outfitters, Inc. (a)	2,189	60,329
Williams-Sonoma, Inc.	1,696	65,296

		4,122,069

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc. (a)(b)	1,212	48,250
Coach, Inc.	4,462	272,360
Crocs, Inc. (a)(b)	428	6,322
Hanesbrands, Inc. (a)	1,692	36,987
Iconix Brand Group, Inc. (a)(b)	554	9,025
Liz Claiborne, Inc. (a)(b)	3,429	29,592
NIKE, Inc. (Class B)	3,449	332,380
Quiksilver, Inc. (a)(b)	4,117	14,862
The Jones Group, Inc. (b)	2,850	30,067
Under Armour, Inc. (Class A) (a)(b)	707	50,756
V.F. Corp.	826	104,894
Wolverine World Wide, Inc.	2,711	96,620

		1,032,115

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (b)	1,572	13,346
Berkshire Hills Bancorp, Inc. (b)	2,067	45,867
Hudson City Bancorp, Inc.	3,828	23,925
MGIC Investment Corp. (a)(b)	3,660	13,652
New York Community Bancorp, Inc. (b)	3,584	44,334

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

OceanFirst Financial Corp.	3,896	$50,921
People’s United Financial, Inc. (b)	4,237	54,446
Radian Group, Inc. (b)	4,451	10,415
TF Financial Corp.	299	6,781
TrustCo Bank Corp. NY	7,148	40,100

		303,787

TOBACCO — 1.8%
Altria Group, Inc.	24,715	732,800
Lorillard, Inc.	1,756	200,184
Philip Morris International, Inc.	22,515	1,766,977
Reynolds American, Inc.	4,986	206,520

		2,906,481

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	5,018	218,835
Kaman Corp. (b)	2,185	59,694
W.W. Grainger, Inc.	542	101,457
Willis Lease Finance Corp. (a)(b)	402	4,784

		384,770

WATER UTILITIES — 0.1%
Aqua America, Inc. (b)	1,391	30,671
Artesian Resources Corp. (Class A) (b)	402	7,570
Cadiz, Inc. (a)(b)	1,954	18,817
Connecticut Water Service, Inc. (b)	976	26,479
Middlesex Water Co. (b)	4,520	84,343
Pennichuck Corp.	200	5,766
York Water Co. (b)	2,245	39,602

		213,248

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
American Tower Corp. (Class A)	5,296	317,813
Crown Castle International Corp. (a)	3,646	163,341
Leap Wireless International, Inc. (a)	1,120	10,405
MetroPCS Communications, Inc. (a)	2,814	24,425
NII Holdings, Inc. (a)	2,484	52,909
SBA Communications Corp. (Class A) (a)(b)	1,750	75,180
Sprint Nextel Corp. (a)	31,849	74,527
Telephone & Data Systems, Inc. (b)	1,809	46,835

		765,435

TOTAL COMMON STOCKS —
(Cost $157,358,578)		163,321,549

PREFERRED STOCK — 0.0%
SPECIALTY RETAIL — 0.0%
Orchard Supply Hardware Stores Corp. (Series A) (a)(e) (Cost $311)	51	0

SHORT TERM INVESTMENTS — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	7,361,899	7,361,899
State Street Institutional Liquid Reserves Fund 0.15% (g)(h)	242,268	242,268

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,604,167)		7,604,167

TOTAL INVESTMENTS — 104.3% (i)
(Cost $164,963,056)		170,925,716
OTHER ASSETS & LIABILITIES — (4.3)%		(7,065,496)

NET ASSETS — 100.0%		$163,860,220

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.3%
Exelis, Inc.	531	$4,806
General Dynamics Corp.	862	57,245
Goodrich Corp. (a)	365	45,150
Honeywell International, Inc.	2,023	109,950
L-3 Communications Holdings, Inc.	301	20,071
Lockheed Martin Corp. (a)	761	61,565
Northrop Grumman Corp.	738	43,158
Precision Castparts Corp.	407	67,070
Raytheon Co. (a)	1,006	48,670
Rockwell Collins, Inc. (a)	467	25,858
Spirit Aerosystems Holdings, Inc. (Class A) (b)	294	6,109
Textron, Inc. (a)	687	12,703
The Boeing Co.	1,882	138,045
TransDigm Group, Inc. (a)(b)	128	12,247
United Technologies Corp.	2,258	165,037

		817,684

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (a)	473	33,006
Expeditors International of Washington, Inc.	626	25,641
FedEx Corp. (a)	848	70,817
United Parcel Service, Inc. (Class B)	1,991	145,721

		275,185

AIRLINES — 0.2%
Delta Air Lines, Inc. (b)	2,363	19,117
Southwest Airlines Co.	2,151	18,412
United Continental Holdings, Inc. (a)(b)	893	16,851

		54,380

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)(b)	333	21,226
Gentex Corp. (a)	401	11,866
Johnson Controls, Inc.	1,920	60,019
Lear Corp.	289	11,502
The Goodyear Tire & Rubber Co. (a)(b)	689	9,763
TRW Automotive Holdings Corp. (b)	252	8,215
Visteon Corp. (a)(b)	128	6,392

		128,983

AUTOMOBILES — 0.5%
Ford Motor Co. (a)(b)	10,790	116,101
General Motors Co. (b)	1,686	34,175
Harley-Davidson, Inc.	697	27,092

		177,368

BEVERAGES — 2.4%
Beam, Inc.	448	22,951
Brown-Forman Corp. (Class B)	309	24,878
Coca-Cola Enterprises, Inc.	921	23,743
Constellation Brands, Inc. (Class A) (b)	559	11,555
Dr. Pepper Snapple Group, Inc. (a)	618	24,399
Hansen Natural Corp. (b)	213	19,626
Molson Coors Brewing Co. (Class B)	418	18,200
PepsiCo, Inc.	4,530	300,565
The Coca-Cola Co.	5,952	416,461

		862,378

BIOTECHNOLOGY — 1.5%
Alexion Pharmaceuticals, Inc. (b)	510	36,465
Amgen, Inc.	2,324	149,224
Biogen Idec, Inc. (b)	698	76,815
Celgene Corp. (b)	1,306	88,286
Gilead Sciences, Inc. (b)	2,243	91,806
Human Genome Sciences, Inc. (a)(b)	453	3,348
Pharmasset, Inc. (b)	204	26,153
Regeneron Pharmaceuticals, Inc. (a)(b)	203	11,252
United Therapeutics Corp. (a)(b)	146	6,898
Vertex Pharmaceuticals, Inc. (b)	618	20,524

		510,771

BUILDING PRODUCTS — 0.1%
Fortune Brands Home & Security, Inc. (a)(b)	448	7,629
Masco Corp. (a)	1,088	11,402
Owens Corning, Inc. (a)(b)	344	9,880

		28,911

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc. (b)	145	13,913
Ameriprise Financial, Inc.	700	34,748
BlackRock, Inc.	272	48,481
E*TRADE Financial Corp. (b)	692	5,508
Eaton Vance Corp. (a)	335	7,919
Franklin Resources, Inc. (a)	433	41,594
Invesco, Ltd.	1,272	25,555
Jefferies Group, Inc. (a)	346	4,758
Legg Mason, Inc. (a)	409	9,836
LPL Investment Holdings, Inc. (a)(b)	145	4,428
Morgan Stanley	3,801	57,509
Northern Trust Corp.	617	24,470
Raymond James Financial, Inc. (a)	283	8,762
SEI Investments Co. (a)	386	6,697
State Street Corp. (c)	1,453	58,570
T. Rowe Price Group, Inc. (a)	702	39,979
TD Ameritrade Holding Corp.	714	11,174
The Bank of New York Mellon Corp.	3,467	69,028
The Charles Schwab Corp. (a)	2,923	32,913
The Goldman Sachs Group, Inc.	1,215	109,873

		615,715

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	572	48,729
Airgas, Inc.	202	15,772
Albemarle Corp.	265	13,650
Ashland, Inc.	202	11,546
Celanese Corp. (Series A)	433	19,169
CF Industries Holdings, Inc.	195	28,271
E. I. du Pont de Nemours & Co.	2,720	124,522
Eastman Chemical Co.	376	14,687
Ecolab, Inc.	791	45,728
FMC Corp.	219	18,843
Huntsman Corp.	497	4,970
International Flavors & Fragrances, Inc. (a)	230	12,057
LyondellBasell Industries NV	941	30,573
Monsanto Co.	1,540	107,908
PPG Industries, Inc.	451	37,654

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Praxair, Inc. (a)	862	$92,148
Rockwood Holdings, Inc. (b)	196	7,716
Sigma-Aldrich Corp. (a)	316	19,737
The Dow Chemical Co. (a)	3,302	94,965
The Mosaic Co.	783	39,487
The Scotts Miracle-Gro Co. (Class A) (a)	128	5,976
The Sherwin-Williams Co. (a)	260	23,210
Valspar Corp. (a)	270	10,522

		827,840

COMMERCIAL BANKS — 2.5%
BB&T Corp. (a)	2,019	50,818
BOK Financial Corp. (a)	63	3,461
CIT Group, Inc. (b)	523	18,237
City National Corp. (a)	119	5,257
Comerica, Inc. (a)	519	13,390
Commerce Bancshares, Inc. (a)	198	7,548
Cullen/Frost Bankers, Inc. (a)	162	8,571
Fifth Third Bancorp (a)	2,598	33,047
First Republic Bank (b)	200	6,122
Huntington Bancshares, Inc.	2,473	13,577
Keycorp	2,704	20,794
M&T Bank Corp.	370	28,246
PNC Financial Services Group, Inc.	1,521	87,716
Regions Financial Corp.	3,623	15,579
SunTrust Banks, Inc.	1,508	26,692
U.S. Bancorp	5,428	146,827
Wells Fargo & Co.	14,321	394,687
Zions Bancorporation	412	6,707

		887,276

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp. (a)	351	10,067
Cintas Corp. (a)	323	11,244
Copart, Inc. (a)(b)	172	8,237
Corrections Corp. of America (a)(b)	224	4,563
Covanta Holding Corp.	351	4,805
Iron Mountain, Inc.	522	16,078
Pitney Bowes, Inc. (a)	441	8,176
R.R. Donnelley & Sons Co. (a)	617	8,903
Republic Services, Inc.	904	24,905
Stericycle, Inc. (a)(b)	265	20,649
Waste Connections, Inc. (a)	347	11,499
Waste Management, Inc. (a)	1,180	38,598

		167,724

COMMUNICATIONS EQUIPMENT — 2.0%
Acme Packet, Inc. (a)(b)	164	5,069
Cisco Systems, Inc.	15,359	277,691
F5 Networks, Inc. (a)(b)	226	23,983
Harris Corp. (a)	400	14,416
JDS Uniphase Corp. (b)	644	6,723
Juniper Networks, Inc. (b)	1,546	31,554
Motorola Mobility Holdings, Inc. (b)	837	32,476
Motorola Solutions, Inc.	887	41,059
Polycom, Inc. (b)	480	7,824
QUALCOMM, Inc.	4,778	261,357
Riverbed Technology, Inc. (b)	395	9,282

		711,434

COMPUTERS & PERIPHERALS — 4.3%
Apple, Inc. (b)	2,646	1,071,630
Dell, Inc. (b)	4,739	69,332
EMC Corp. (b)	5,919	127,495
Hewlett-Packard Co.	5,700	146,832
NCR Corp. (b)	490	8,065
NetApp, Inc. (b)	1,036	37,576
SanDisk Corp. (b)	659	32,429
Seagate Technology PLC	1,196	19,615
Western Digital Corp. (b)	633	19,591

		1,532,565

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)(b)	278	5,718
Fluor Corp.	495	24,874
Foster Wheeler AG (b)	344	6,584
Jacobs Engineering Group, Inc. (b)	357	14,487
KBR, Inc.	488	13,601
Quanta Services, Inc. (b)	559	12,041
URS Corp. (b)	248	8,710

		86,015

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (a)	115	8,672
Vulcan Materials Co. (a)	337	13,261

		21,933

CONSUMER FINANCE — 0.7%
American Express Co.	2,934	138,396
Capital One Financial Corp.	1,282	54,216
Discover Financial Services	1,593	38,232
SLM Corp.	1,357	18,184

		249,028

CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	192	10,017
Ball Corp.	465	16,605
Bemis Co., Inc. (a)	293	8,813
Crown Holdings, Inc. (b)	469	15,749
Owens-Illinois, Inc. (b)	505	9,787
Sealed Air Corp.	480	8,261
Sonoco Products Co. (a)	286	9,427

		78,659

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	476	29,131
LKQ Corp. (b)	415	12,483

		41,614

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (a)(b)	351	18,908
DeVry, Inc. (a)	183	7,038
H&R Block, Inc. (a)	869	14,191
Weight Watchers International, Inc. (a)	113	6,216

		46,353

DIVERSIFIED FINANCIAL SERVICES — 2.5%
Bank of America Corp.	28,527	158,610
CBOE Holdings, Inc.	290	7,499
Citigroup, Inc.	8,257	217,242
CME Group, Inc.	182	44,348
IntercontinentalExchange, Inc. (b)	212	25,557

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

JPMorgan Chase & Co.	10,890	$362,092
Leucadia National Corp.	476	10,824
Moody’s Corp. (a)	560	18,861
MSCI, Inc. (Class A) (a)(b)	341	11,229
NYSE Euronext	757	19,758
The NASDAQ OMX Group, Inc. (b)	328	8,039

		884,059

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	16,973	513,264
CenturyLink, Inc. (a)	1,703	63,352
Frontier Communications Corp. (a)	2,909	14,981
Verizon Communications, Inc. (a)	8,085	324,370
Windstream Corp. (a)	1,631	19,148

		935,115

ELECTRIC UTILITIES — 2.0%
American Electric Power Co., Inc.	1,394	57,586
Duke Energy Corp. (a)	3,793	83,446
Edison International (a)	880	36,432
Entergy Corp.	508	37,109
Exelon Corp. (a)	1,859	80,625
FirstEnergy Corp.	1,217	53,913
ITC Holdings Corp. (a)	143	10,851
NextEra Energy, Inc.	1,178	71,716
Northeast Utilities	548	19,766
NV Energy, Inc.	685	11,200
Pepco Holdings, Inc.	626	12,708
Pinnacle West Capital Corp.	293	14,117
PPL Corp.	1,595	46,925
Progress Energy, Inc.	846	47,393
Southern Co.	2,500	115,725
Westar Energy, Inc. (a)	314	9,037

		708,549

ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	459	19,324
Cooper Industries PLC	487	26,371
Emerson Electric Co.	2,147	100,029
Hubbell, Inc. (Class B)	156	10,430
Rockwell Automation, Inc.	421	30,889
Roper Industries, Inc. (a)	258	22,412
The Babcock & Wilcox Co. (b)	330	7,966

		217,421

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. (Class A)	521	23,648
Arrow Electronics, Inc. (b)	357	13,355
Avnet, Inc. (b)	428	13,307
Corning, Inc.	4,358	56,567
Dolby Laboratories, Inc. (Class A) (a)(b)	156	4,760
FLIR Systems, Inc. (a)	397	9,953
Ingram Micro, Inc. (Class A) (b)	394	7,167
Jabil Circuit, Inc. (a)	614	12,071
Mettler-Toledo International, Inc. (a)(b)	96	14,180
Molex, Inc. (a)	390	9,305
TE Connectivity, Ltd.	1,188	36,602
Trimble Navigation, Ltd. (a)(b)	378	16,405

		217,320

ENERGY EQUIPMENT & SERVICES — 2.0%
Baker Hughes, Inc.	1,234	60,022
Cameron International Corp. (b)	700	34,433
Diamond Offshore Drilling, Inc. (a)	195	10,776
FMC Technologies, Inc. (a)(b)	681	35,569
Halliburton Co.	2,606	89,933
Helmerich & Payne, Inc. (a)	271	15,815
McDermott International, Inc. (b)	665	7,654
Nabors Industries, Ltd. (b)	837	14,513
National Oilwell Varco, Inc.	1,192	81,044
Noble Corp. (b)	769	23,239
Oceaneering International, Inc.	328	15,131
Patterson-UTI Energy, Inc.	456	9,111
Rowan Cos., Inc. (a)(b)	312	9,463
Schlumberger, Ltd.	3,862	263,813
Tidewater, Inc. (a)	154	7,592
Weatherford International, Ltd. (b)	2,051	30,027

		708,135

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,255	104,567
CVS Caremark Corp.	3,825	155,983
Safeway, Inc. (a)	997	20,977
Sysco Corp. (a)	1,726	50,624
The Kroger Co.	1,605	38,873
Wal-Mart Stores, Inc.	5,031	300,652
Walgreen Co.	2,580	85,295
Whole Foods Market, Inc. (a)	420	29,224

		786,195

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	1,716	49,078
Bunge, Ltd.	446	25,511
Campbell Soup Co. (a)	592	19,678
ConAgra Foods, Inc.	1,162	30,677
Corn Products International, Inc.	218	11,465
General Mills, Inc.	1,723	69,626
Green Mountain Coffee Roasters, Inc. (b)	356	15,967
H.J. Heinz Co. (a)	917	49,555
Hormel Foods Corp. (a)	436	12,770
Kellogg Co.	695	35,146
Kraft Foods, Inc. (Class A)	4,694	175,368
McCormick & Co., Inc. (a)	395	19,916
Mead Johnson Nutrition Co.	582	40,001
Ralcorp Holdings, Inc. (b)	169	14,449
Sara Lee Corp.	1,574	29,780
Smithfield Foods, Inc. (a)(b)	365	8,862
The Hershey Co. (a)	477	29,469
The J.M. Smucker Co.	348	27,203
Tyson Foods, Inc. (Class A)	853	17,606

		682,127

GAS UTILITIES — 0.2%
AGL Resources, Inc.	328	13,861
Atmos Energy Corp.	268	8,938
National Fuel Gas Co. (a)	195	10,838
ONEOK, Inc. (a)	290	25,140
Questar Corp. (a)	508	10,089

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

UGI Corp.	312	$9,173

		78,039

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Baxter International, Inc.	1,616	79,960
Becton, Dickinson and Co. (a)	575	42,964
Boston Scientific Corp. (b)	4,299	22,957
C.R. Bard, Inc.	246	21,033
CareFusion Corp. (b)	601	15,271
Covidien PLC	1,369	61,619
DENTSPLY International, Inc. (a)	395	13,821
Edwards Lifesciences Corp. (a)(b)	329	23,260
Gen-Probe, Inc. (b)	162	9,577
Hologic, Inc. (a)(b)	737	12,905
IDEXX Laboratories, Inc. (b)	180	13,853
Intuitive Surgical, Inc. (b)	110	50,931
Medtronic, Inc.	3,062	117,121
ResMed, Inc. (a)(b)	440	11,176
St. Jude Medical, Inc.	916	31,419
Stryker Corp. (a)	850	42,254
Varian Medical Systems, Inc. (a)(b)	334	22,421
Zimmer Holdings, Inc. (b)	548	29,274

		621,816

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.	1,063	44,848
AmerisourceBergen Corp.	767	28,525
Cardinal Health, Inc.	994	40,366
CIGNA Corp.	807	33,894
Coventry Health Care, Inc. (b)	435	13,211
DaVita, Inc. (b)	247	18,725
Express Scripts, Inc. (Class A) (a)(b)	1,288	57,561
HCA Holdings, Inc. (b)	513	11,301
Henry Schein, Inc. (a)(b)	272	17,525
Humana, Inc.	461	40,388
Laboratory Corp. of America Holdings (a)(b)	289	24,845
McKesson Corp.	717	55,862
Medco Health Solutions, Inc. (b)	1,071	59,869
Omnicare, Inc. (a)	304	10,473
Patterson Cos., Inc. (a)	290	8,561
Quest Diagnostics, Inc. (a)	416	24,153
UnitedHealth Group, Inc.	3,061	155,132
Universal Health Services, Inc. (Class B) (a)	270	10,492
WellPoint, Inc.	1,053	69,761

		725,492

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (b)	407	24,929

HOTELS, RESTAURANTS & LEISURE — 2.1%
Carnival Corp. (a)	1,148	37,471
Chipotle Mexican Grill, Inc. (a)(b)	92	31,072
Darden Restaurants, Inc. (a)	384	17,503
Dunkin’ Brands Group, Inc. (b)	146	3,647
Hyatt Hotels Corp. (Class A) (a)(b)	113	4,253
International Game Technology	879	15,119
Las Vegas Sands Corp. (b)	1,120	47,858
Marriott International, Inc. (Class A)	899	26,224
Marriott Vacations Worldwide Corp. (b)	89	1,527
McDonald’s Corp.	2,940	294,970
MGM Resorts International (b)	889	9,272
Penn National Gaming, Inc. (a)(b)	193	7,348
Royal Caribbean Cruises, Ltd. (a)	404	10,007
Starbucks Corp. (a)	2,136	98,277
Starwood Hotels & Resorts Worldwide, Inc.	574	27,535
Wyndham Worldwide Corp. (a)	446	16,872
Wynn Resorts, Ltd. (a)	250	27,622
Yum! Brands, Inc.	1,351	79,723

		756,300

HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc. (a)	798	10,063
Garmin, Ltd. (a)	363	14,451
Harman International Industries, Inc. (a)	148	5,630
Leggett & Platt, Inc. (a)	476	10,967
Lennar Corp. (Class A) (a)	508	9,982
Mohawk Industries, Inc. (a)(b)	157	9,397
Newell Rubbermaid, Inc.	801	12,936
NVR, Inc. (b)	15	10,290
Tempur-Pedic International, Inc. (a)(b)	191	10,033
Toll Brothers, Inc. (a)(b)	393	8,025
Tupperware Brands Corp.	172	9,627
Whirlpool Corp. (a)	216	10,249

		121,650

HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc. (a)	404	18,487
Colgate-Palmolive Co.	1,284	118,629
Energizer Holdings, Inc. (b)	197	15,264
Kimberly-Clark Corp. (a)	1,115	82,019
The Clorox Co. (a)	354	23,562
The Procter & Gamble Co.	7,916	528,076

		786,037

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (b)	1,050	17,147
Constellation Energy Group, Inc.	521	20,668
NRG Energy, Inc. (a)(b)	687	12,448
The AES Corp. (b)	2,195	25,989

		76,252

INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	1,857	151,773
Danaher Corp. (a)	1,641	77,193
General Electric Co.	30,354	543,640
Tyco International, Ltd. (a)	1,336	62,404

		835,010

INSURANCE — 3.9%
ACE, Ltd.	940	65,913
Aflac, Inc.	1,363	58,963
Alleghany Corp. (a)(b)	24	6,847
Allied World Assurance Company Holdings, Ltd.	99	6,230
American Financial Group, Inc.	224	8,263
American International Group, Inc. (b)	1,240	28,768
AON Corp.	929	43,477
Arch Capital Group, Ltd. (b)	332	12,360

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Assurant, Inc.	269	$11,045
Assured Guaranty, Ltd. (a)	396	5,203
Axis Capital Holdings, Ltd.	322	10,291
Berkshire Hathaway, Inc. (Class B) (b)	5,438	414,919
Brown & Brown, Inc.	330	7,468
Cincinnati Financial Corp. (a)	441	13,433
CNA Financial Corp.	78	2,087
Erie Indemnity Co. (Class A)	78	6,096
Everest Re Group, Ltd.	128	10,764
Fidelity National Financial, Inc. (Class A)	684	10,896
Genworth Financial, Inc. (Class A) (b)	1,497	9,805
Hartford Financial Services Group, Inc.	1,257	20,426
HCC Insurance Holdings, Inc.	339	9,323
Lincoln National Corp. (a)	886	17,206
Loews Corp.	952	35,843
Markel Corp. (a)(b)	28	11,611
Marsh & McLennan Cos., Inc.	1,581	49,991
MetLife, Inc.	2,322	72,400
Old Republic International Corp. (a)	674	6,248
PartnerRe, Ltd.	208	13,356
Principal Financial Group, Inc.	771	18,967
Prudential Financial, Inc.	1,384	69,366
Reinsurance Group of America, Inc.	212	11,077
RenaissanceRe Holdings, Ltd. (a)	147	10,932
The Allstate Corp.	1,408	38,593
The Chubb Corp. (a)	813	56,276
The Progressive Corp.	1,712	33,401
The Travelers Cos., Inc.	1,183	69,998
Torchmark Corp. (a)	299	12,974
Transatlantic Holdings, Inc.	149	8,155
Unum Group	865	18,226
Validus Holdings, Ltd.	202	6,363
W.R. Berkley Corp. (a)	349	12,002
White Mountains Insurance Group, Ltd.	19	8,616
XL Group PLC	919	18,169

		1,362,347

INTERNET & CATALOG RETAIL — 0.8%
Amazon.com, Inc. (b)	1,001	173,273
Expedia, Inc. (a)	305	8,851
Groupon, Inc. (a)(b)	125	2,579
Liberty Media Corp. — Interactive (Class A) (b)	1,805	29,268
Netflix, Inc. (a)(b)	133	9,216
Priceline.com, Inc. (b)	144	67,350
TripAdvisor, Inc. (a)(b)	305	7,689

		298,226

INTERNET SOFTWARE & SERVICES — 1.9%
Akamai Technologies, Inc. (a)(b)	480	15,494
eBay, Inc. (b)	3,200	97,056
Equinix, Inc. (a)(b)	124	12,574
Google, Inc. (Class A) (b)	709	457,943
IAC/InterActiveCorp.	234	9,968
LinkedIn Corp. (Class A) (a)(b)	47	2,962
Rackspace Hosting, Inc. (a)(b)	325	13,978
VeriSign, Inc. (a)	477	17,038
Yahoo!, Inc. (b)	3,368	54,326

		681,339

IT SERVICES — 3.7%
Accenture PLC (Class A)	1,952	103,905
Alliance Data Systems Corp. (a)(b)	152	15,784
Automatic Data Processing, Inc.	1,402	75,722
Broadridge Financial Solutions, Inc.	425	9,584
Cognizant Technology Solutions Corp. (Class A) (b)	878	56,464
Computer Sciences Corp. (a)	443	10,499
Fidelity National Information Services, Inc.	713	18,959
Fiserv, Inc. (b)	390	22,909
Genpact, Ltd. (b)	301	4,500
Global Payments, Inc.	232	10,992
International Business Machines Corp.	3,377	620,963
Mastercard, Inc. (Class A)	298	111,100
Paychex, Inc.	951	28,635
SAIC, Inc. (b)	1,033	12,695
Teradata Corp. (b)	496	24,061
The Western Union Co.	1,843	33,653
Total System Services, Inc.	591	11,560
Visa, Inc. (Class A)	1,370	139,096

		1,311,081

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	378	12,054
Mattel, Inc.	977	27,122

		39,176

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc. (b)	980	34,232
Covance, Inc. (a)(b)	192	8,778
Illumina, Inc. (a)(b)	361	11,003
Life Technologies Corp. (b)	491	19,105
PerkinElmer, Inc.	352	7,040
Techne Corp. (a)	109	7,440
Thermo Fisher Scientific, Inc. (b)	1,092	49,107
Waters Corp. (b)	272	20,142

		156,847

MACHINERY — 2.0%
AGCO Corp. (b)	261	11,215
Caterpillar, Inc.	1,645	149,037
Cummins, Inc.	506	44,538
Deere & Co. (a)	1,197	92,588
Donaldson Co., Inc. (a)	197	13,412
Dover Corp.	555	32,218
Eaton Corp.	961	41,832
Flowserve Corp. (a)	170	16,884
Gardner Denver, Inc.	149	11,482
Illinois Tool Works, Inc. (a)	1,200	56,052
Ingersoll-Rand PLC	941	28,672
ITT Corp.	265	5,122
Joy Global, Inc.	316	23,691
Lincoln Electric Holdings, Inc. (a)	238	9,311
Navistar International Corp. (b)	193	7,311
PACCAR, Inc. (a)	998	37,395
Pall Corp.	355	20,288
Parker Hannifin Corp.	469	35,761

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Pentair, Inc. (a)	285	$9,488
SPX Corp.	162	9,764
Stanley Black & Decker, Inc. (a)	460	31,096
Timken Co.	245	9,484
Xylem, Inc. (a)	531	13,641

		710,282

MEDIA — 3.3%
AMC Networks, Inc. (Class A) (a)(b)	166	6,238
Cablevision Systems Corp. (Class A)	665	9,456
CBS Corp.	1,776	48,201
Charter Communications, Inc. (Class A) (b)	100	5,694
Clear Channel Outdoor Holdings, Inc. (Class A) (b)	119	1,493
Comcast Corp. (Class A) (a)	7,860	186,361
DIRECTV (Class A) (b)	2,100	89,796
Discovery Communications, Inc. (Series A) (a)(b)	821	33,636
DISH Network Corp. (Class A)	623	17,743
Gannett Co., Inc. (a)	540	7,220
John Wiley & Sons, Inc. (Class A) (a)	147	6,527
Liberty Global, Inc. (Series A) (b)	770	31,593
Liberty Media Corp. — Liberty Capital (Class A) (b)	345	26,927
News Corp. (Class A)	6,584	117,459
Omnicom Group, Inc.	815	36,333
Scripps Networks Interactive, Inc. (Class A) (a)	237	10,054
Sirius XM Radio, Inc. (a)(b)	10,105	18,391
The Interpublic Group of Cos., Inc.	1,424	13,855
The McGraw-Hill Cos., Inc.	865	38,899
The Walt Disney Co. (a)	4,903	183,862
The Washington Post Co. (Class B) (a)	18	6,783
Time Warner Cable, Inc.	901	57,277
Time Warner, Inc. (a)	2,972	107,408
Viacom, Inc. (Class B)	1,523	69,159
Virgin Media, Inc. (a)	873	18,665

		1,149,030

METALS & MINING — 1.0%
Alcoa, Inc. (a)	2,959	25,595
Allegheny Technologies, Inc. (a)	276	13,193
Allied Nevada Gold Corp. (b)	233	7,055
Cliffs Natural Resources, Inc.	388	24,192
Freeport-McMoRan Copper & Gold, Inc.	2,682	98,671
Molycorp, Inc. (a)(b)	161	3,861
Newmont Mining Corp.	1,388	83,294
Nucor Corp. (a)	844	33,397
Reliance Steel & Aluminum Co. (a)	185	9,008
Royal Gold, Inc.	155	10,451
Southern Copper Corp.	484	14,607
Steel Dynamics, Inc.	518	6,812
Titanium Metals Corp. (a)	160	2,397
United States Steel Corp.	413	10,928
Walter Energy, Inc.	177	10,719

		354,180

MULTI-UTILITIES — 1.5%
Alliant Energy Corp.	326	14,380
Ameren Corp.	682	22,595
CenterPoint Energy, Inc.	1,125	22,601
CMS Energy Corp. (a)	629	13,888
Consolidated Edison, Inc. (a)	843	52,291
Dominion Resources, Inc.	1,619	85,936
DTE Energy Co.	479	26,082
Integrys Energy Group, Inc.	227	12,299
MDU Resources Group, Inc. (a)	488	10,472
NiSource, Inc. (a)	792	18,858
NSTAR	311	14,605
OGE Energy Corp.	275	15,595
PG&E Corp. (a)	1,150	47,403
Public Service Enterprise Group, Inc.	1,489	49,152
SCANA Corp. (a)	322	14,509
Sempra Energy	661	36,355
TECO Energy, Inc. (a)	583	11,159
Wisconsin Energy Corp. (a)	693	24,227
Xcel Energy, Inc.	1,404	38,807

		531,214

MULTILINE RETAIL — 0.8%
Dollar General Corp. (a)(b)	381	15,674
Dollar Tree, Inc. (a)(b)	347	28,839
Family Dollar Stores, Inc.	294	16,952
J.C. Penney Co., Inc. (a)	457	16,064
Kohl’s Corp. (a)	749	36,963
Macy’s, Inc.	1,225	39,421
Nordstrom, Inc.	500	24,855
Sears Holdings Corp. (a)(b)	122	3,877
Target Corp.	1,740	89,123

		271,768

OFFICE ELECTRONICS — 0.1%
Xerox Corp. (a)	3,856	30,694

OIL, GAS & CONSUMABLE FUELS — 9.9%
Alpha Natural Resources, Inc. (a)(b)	598	12,217
Anadarko Petroleum Corp.	1,433	109,381
Apache Corp.	1,088	98,551
Arch Coal, Inc.	599	8,691
Cabot Oil & Gas Corp.	314	23,833
Chesapeake Energy Corp. (a)	1,918	42,752
Chevron Corp.	5,745	611,268
Cimarex Energy Co. (a)	235	14,547
Cobalt International Energy, Inc. (a)(b)	268	4,159
Concho Resources, Inc. (b)	290	27,188
ConocoPhillips	3,534	257,523
CONSOL Energy, Inc.	599	21,983
Continental Resources, Inc. (b)	164	10,940
Denbury Resources, Inc. (a)(b)	1,114	16,821
Devon Energy Corp.	1,129	69,998
El Paso Corp.	2,217	58,906
Energen Corp.	180	9,000
EOG Resources, Inc.	763	75,163
EQT Corp.	425	23,286
EXCO Resources, Inc. (a)	504	5,267
Exxon Mobil Corp.	13,777	1,167,739
Forest Oil Corp. (b)	326	4,417
Hess Corp.	860	48,848
Hollyfrontier Corp.	551	12,893
Kinder Morgan, Inc. (a)	254	8,171

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Marathon Oil Corp.	1,977	$57,867
Marathon Petroleum Corp.	988	32,891
Murphy Oil Corp.	552	30,768
Newfield Exploration Co. (b)	377	14,224
Noble Energy, Inc.	497	46,912
Occidental Petroleum Corp.	2,307	216,166
Peabody Energy Corp.	795	26,322
Pioneer Natural Resources Co.	332	29,707
Plains Exploration & Production Co. (a)(b)	368	13,513
QEP Resources, Inc.	508	14,884
Range Resources Corp.	450	27,873
SandRidge Energy, Inc. (a)(b)	1,033	8,429
SM Energy Co. (a)	155	11,331
Southern Union Co. (a)	305	12,844
Southwestern Energy Co. (b)	1,002	32,004
Spectra Energy Corp.	1,845	56,734
Sunoco, Inc. (a)	349	14,316
The Williams Cos., Inc.	1,695	55,969
Ultra Petroleum Corp. (b)	442	13,096
Valero Energy Corp.	1,544	32,501
Whiting Petroleum Corp. (b)	352	16,435

		3,508,328

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co. (a)	1,116	33,034
MeadWestvaco Corp.	488	14,616
Weyerhaeuser Co. (a)	1,508	28,154

		75,804

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	1,258	21,977
Herbalife, Ltd.	344	17,774
The Estee Lauder Cos., Inc. (Class A)	346	38,863

		78,614

PHARMACEUTICALS — 5.9%
Abbott Laboratories	4,455	250,505
Allergan, Inc.	876	76,860
Bristol-Myers Squibb Co.	4,890	172,324
Eli Lilly & Co.	2,862	118,945
Endo Pharmaceuticals Holdings, Inc. (b)	301	10,393
Forest Laboratories, Inc. (b)	726	21,969
Hospira, Inc. (a)(b)	462	14,031
Johnson & Johnson	7,814	512,442
Merck & Co., Inc.	8,754	330,026
Mylan, Inc. (b)	1,222	26,224
Perrigo Co. (a)	251	24,422
Pfizer, Inc.	22,192	480,235
Warner Chilcott PLC (Class A) (b)	554	8,382
Watson Pharmaceuticals, Inc. (b)	388	23,412

		2,070,170

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. (a)	158	11,823
Equifax, Inc.	380	14,722
IHS, Inc. (Class A) (a)(b)	138	11,890
Manpower, Inc.	224	8,008
Nielsen Holdings NV (a)(b)	168	4,988
Robert Half International, Inc. (a)	413	11,754
Towers Watson & Co. (Class A)	169	10,128
Verisk Analytics, Inc. (Class A) (b)	339	13,604

		86,917

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Alexandria Real Estate Equities, Inc. (a)	161	11,104
American Capital Agency Corp.	645	18,112
Annaly Capital Management, Inc. (a)	2,762	44,082
AvalonBay Communities, Inc. (a)	257	33,564
Boston Properties, Inc. (a)	423	42,131
BRE Properties, Inc.	213	10,752
Camden Property Trust	202	12,573
Chimera Investment Corp. (a)	2,883	7,236
DDR Corp. (a)	645	7,850
Digital Realty Trust, Inc. (a)	290	19,334
Equity Residential	839	47,848
Essex Property Trust, Inc. (a)	96	13,489
Federal Realty Investment Trust (a)	165	14,974
General Growth Properties, Inc. (a)	1,148	17,243
HCP, Inc.	1,153	47,769
Health Care REIT, Inc.	574	31,300
Host Hotels & Resorts, Inc. (a)	2,077	30,677
Kimco Realty Corp. (a)	1,195	19,407
Liberty Property Trust (a)	266	8,214
Piedmont Office Realty Trust, Inc. (Class A) (a)	509	8,673
Plum Creek Timber Co., Inc. (a)	509	18,609
ProLogis	1,340	38,311
Public Storage	401	53,918
Rayonier, Inc. (a)	340	15,174
Realty Income Corp. (a)	362	12,656
Regency Centers Corp.	279	10,496
Simon Property Group, Inc.	836	107,794
SL Green Realty Corp. (a)	230	15,327
The Macerich Co. (a)	389	19,683
UDR, Inc.	661	16,591
Ventas, Inc. (a)	714	39,363
Vornado Realty Trust	519	39,890

		834,144

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Office Properties, Inc. (a)	819	12,809
CBRE Group, Inc. (b)	719	10,943
Jones Lang LaSalle, Inc.	120	7,352

		31,104

ROAD & RAIL — 0.9%
CSX Corp.	3,054	64,317
Hertz Global Holdings, Inc. (a)(b)	711	8,333
J.B. Hunt Transport Services, Inc.	248	11,177
Kansas City Southern (b)	313	21,287
Norfolk Southern Corp.	981	71,476
Union Pacific Corp.	1,409	149,270

		325,860

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Micro Devices, Inc. (a)(b)	1,604	8,662
Altera Corp.	866	32,129
Analog Devices, Inc.	855	30,592
Applied Materials, Inc.	3,738	40,034
Atmel Corp. (a)(b)	1,273	10,311

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Broadcom Corp. (Class A) (b)	1,309	$38,432
Cree, Inc. (a)(b)	309	6,810
First Solar, Inc. (a)(b)	159	5,368
Intel Corp.	14,636	354,923
KLA-Tencor Corp. (a)	510	24,608
Lam Research Corp. (b)	377	13,957
Linear Technology Corp.	600	18,018
LSI Corp. (b)	1,891	11,252
Marvell Technology Group, Ltd. (b)	1,378	19,085
Maxim Integrated Products, Inc.	860	22,394
Microchip Technology, Inc. (a)	534	19,560
Micron Technology, Inc. (a)(b)	2,624	16,505
NVIDIA Corp. (a)(b)	1,758	24,366
ON Semiconductor Corp. (b)	1,160	8,955
Skyworks Solutions, Inc. (b)	568	9,213
Texas Instruments, Inc.	3,274	95,306
Xilinx, Inc.	719	23,051

		833,531

SOFTWARE — 3.6%
Activision Blizzard, Inc. (a)	1,203	14,821
Adobe Systems, Inc. (b)	1,442	40,765
Ansys, Inc. (b)	267	15,294
Autodesk, Inc. (b)	665	20,169
BMC Software, Inc. (b)	543	17,800
CA, Inc.	1,200	24,258
Citrix Systems, Inc. (b)	527	31,999
Electronic Arts, Inc. (b)	926	19,076
Factset Research Systems, Inc. (a)	131	11,434
Informatica Corp. (a)(b)	334	12,335
Intuit, Inc.	781	41,073
Microsoft Corp.	21,443	556,660
Nuance Communications, Inc. (a)(b)	621	15,624
Oracle Corp.	11,163	286,331
Red Hat, Inc. (b)	555	22,916
Rovi Corp. (a)(b)	320	7,866
Salesforce.com, Inc. (a)(b)	336	34,091
Solera Holdings, Inc.	200	8,908
Symantec Corp. (b)	2,136	33,428
Synopsys, Inc. (a)(b)	409	11,125
TIBCO Software, Inc. (b)	483	11,548
VMware, Inc. (Class A) (a)(b)	179	14,891

		1,252,412

SPECIALTY RETAIL — 2.1%
Abercrombie & Fitch Co. (Class A)	250	12,210
Advance Auto Parts, Inc. (a)	210	14,622
American Eagle Outfitters, Inc. (a)	519	7,935
AutoNation, Inc. (a)(b)	129	4,756
AutoZone, Inc. (b)	75	24,373
Bed Bath & Beyond, Inc. (b)	711	41,217
Best Buy Co., Inc. (a)	867	20,262
CarMax, Inc. (a)(b)	644	19,629
Dick’s Sporting Goods, Inc. (a)	237	8,740
GameStop Corp. (Class A) (a)(b)	433	10,448
Guess?, Inc. (a)	183	5,457
Limited Brands, Inc.	748	30,182
Lowe’s Cos., Inc.	3,699	93,881
O’Reilly Automotive, Inc. (a)(b)	392	31,340
Orchard Supply Hardware Stores Corp. (Class A) (b)(d)	5	38
PetSmart, Inc. (a)	323	16,567
Ross Stores, Inc.	690	32,796
Staples, Inc.	2,060	28,613
The Gap, Inc. (a)	783	14,525
The Home Depot, Inc.	4,440	186,658
Tiffany & Co. (a)	363	24,052
TJX Cos., Inc.	1,100	71,005
Tractor Supply Co. (a)	203	14,240
Urban Outfitters, Inc. (b)	323	8,902

		722,448

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Coach, Inc.	798	48,710
Fossil, Inc. (a)(b)	152	12,063
NIKE, Inc. (Class B)	1,076	103,694
PVH Corp.	169	11,913
Ralph Lauren Corp. (a)	166	22,921
V.F. Corp.	253	32,128

		231,429

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc. (a)	1,435	8,969
New York Community Bancorp, Inc. (a)	1,187	14,683
People’s United Financial, Inc. (a)	1,037	13,325
TFS Financial Corp. (b)	277	2,482

		39,459

TOBACCO — 1.9%
Altria Group, Inc.	5,994	177,722
Lorillard, Inc.	407	46,398
Philip Morris International, Inc.	4,996	392,086
Reynolds American, Inc.	984	40,757

		656,963

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (a)	830	36,196
MSC Industrial Direct Co., Inc. (Class A) (a)	127	9,087
W.W. Grainger, Inc. (a)	165	30,886

		76,169

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	482	15,357
Aqua America, Inc. (a)	390	8,599

		23,956

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
American Tower Corp. (Class A)	1,151	69,071
Clearwire Corp. (Class A) (b)	320	621
Crown Castle International Corp. (b)	705	31,584
MetroPCS Communications, Inc. (b)	714	6,198
NII Holdings, Inc. (b)	483	10,288
SBA Communications Corp. (Class A) (a)(b)	340	14,606
Sprint Nextel Corp. (b)	8,211	19,214
Telephone & Data Systems, Inc. (a)	310	8,026

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

US Cellular Corp. (a)(b)	48	$2,094

		161,702

TOTAL COMMON STOCKS —
(Cost $30,382,059)		35,191,456

PREFERRED STOCK — 0.0%
SPECIALTY RETAIL — 0.0%
Orchard Supply Hardware Stores Corp. (Series A), (b)(d) (Cost $23)	5	0

SHORT TERM INVESTMENTS — 8.7%
MONEY MARKET FUNDS — 8.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	3,041,648	3,041,648
State Street Institutional Liquid Reserves Fund 0.15% (f)(g)	39,919	39,919

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,081,567)		3,081,567

TOTAL INVESTMENTS — 108.4% (h)
(Cost $33,463,649)		38,273,023
OTHER ASSETS & LIABILITIES — (8.4)%		(2,980,890)

NET ASSETS — 100.0%		$35,292,133

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.1%
General Dynamics Corp.	7,394	$491,036
Goodrich Corp.	4,227	522,880
Honeywell International, Inc.	16,275	884,546
Lockheed Martin Corp.	8,900	720,010
Precision Castparts Corp.	3,040	500,962
Raytheon Co.	6,729	325,549
Rockwell Collins, Inc. (a)	3,735	206,807
The Boeing Co.	15,361	1,126,729
United Technologies Corp.	21,848	1,596,870

		6,375,389

AIR FREIGHT & LOGISTICS — 1.4%
C.H. Robinson Worldwide, Inc. (a)	5,526	385,604
Expeditors International of Washington, Inc.	5,052	206,930
United Parcel Service, Inc. (Class B)	32,291	2,363,378

		2,955,912

AUTO COMPONENTS — 0.1%
BorgWarner, Inc. (a)(b)	2,800	178,472

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	3,201	124,423

BEVERAGES — 4.4%
Brown-Forman Corp. (Class B)	3,341	268,984
Dr. Pepper Snapple Group, Inc.	3,723	146,984
PepsiCo, Inc.	52,206	3,463,868
The Coca-Cola Co.	75,948	5,314,082

		9,193,918

BIOTECHNOLOGY — 2.2%
Amgen, Inc.	26,535	1,703,812
Biogen Idec, Inc. (b)	8,138	895,587
Celgene Corp. (b)	14,815	1,001,494
Gilead Sciences, Inc. (b)	25,071	1,026,156

		4,627,049

BUILDING PRODUCTS — 0.0% (c)
Masco Corp.	3,700	38,776

CAPITAL MARKETS — 0.7%
BlackRock, Inc.	3,343	595,857
Franklin Resources, Inc. (a)	4,853	466,179
T. Rowe Price Group, Inc.	8,455	481,512

		1,543,548

CHEMICALS — 3.1%
Air Products & Chemicals, Inc.	4,628	394,259
Airgas, Inc.	1,619	126,412
CF Industries Holdings, Inc.	2,176	315,476
E. I. du Pont de Nemours & Co.	20,967	959,869
Eastman Chemical Co.	2,241	87,533
Ecolab, Inc.	10,000	578,100
FMC Corp.	2,322	199,785
International Flavors & Fragrances, Inc.	2,756	144,470
Monsanto Co.	17,856	1,251,170
PPG Industries, Inc.	5,184	432,812
Praxair, Inc.	10,055	1,074,880
Sigma-Aldrich Corp. (a)	4,059	253,525
The Mosaic Co.	6,302	317,810
The Sherwin-Williams Co.	2,840	253,527

		6,389,628

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Iron Mountain, Inc.	3,195	98,406
Stericycle, Inc. (a)(b)	2,818	219,579

		317,985

COMMUNICATIONS EQUIPMENT — 1.8%
F5 Networks, Inc. (b)	2,702	286,736
Juniper Networks, Inc. (b)	11,587	236,491
Motorola Mobility Holdings, Inc. (b)	3,600	139,680
QUALCOMM, Inc.	56,129	3,070,256

		3,733,163

COMPUTERS & PERIPHERALS — 6.9%
Apple, Inc. (b)	31,066	12,581,730
EMC Corp. (b)	37,493	807,599
NetApp, Inc. (b)	12,032	436,401
SanDisk Corp. (b)	7,996	393,483

		14,219,213

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	3,357	168,689

CONSUMER FINANCE — 0.5%
American Express Co.	20,311	958,070

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	3,021	107,880

DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,600	220,320

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (b)	3,889	209,501
DeVry, Inc. (a)	2,016	77,535

		287,036

DIVERSIFIED FINANCIAL SERVICES — 0.2%
IntercontinentalExchange, Inc. (b)	2,449	295,227
Moody’s Corp. (a)	3,500	117,880

		413,107

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Verizon Communications, Inc.	51,099	2,050,092

ELECTRIC UTILITIES — 0.8%
NextEra Energy, Inc.	8,200	499,216
Progress Energy, Inc.	5,800	324,916
Southern Co.	16,997	786,791

		1,610,923

ELECTRICAL EQUIPMENT — 0.8%
Cooper Industries PLC	3,200	173,280
Emerson Electric Co.	17,462	813,555
Rockwell Automation, Inc.	4,777	350,488
Roper Industries, Inc. (a)	3,175	275,812

		1,613,135

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. (Class A)	5,509	250,053
FLIR Systems, Inc. (a)	3,982	99,829

		349,882

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

ENERGY EQUIPMENT & SERVICES — 2.9%
Baker Hughes, Inc.	8,759	$426,038
Cameron International Corp. (b)	8,183	402,522
Diamond Offshore Drilling, Inc.	2,337	129,142
FMC Technologies, Inc. (b)	7,949	415,176
Halliburton Co.	17,813	614,727
Helmerich & Payne, Inc. (a)	3,532	206,127
National Oilwell Varco, Inc.	9,894	672,693
Schlumberger, Ltd.	44,883	3,065,958

		5,932,383

FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	8,500	708,220
Wal-Mart Stores, Inc.	36,800	2,199,168
Whole Foods Market, Inc.	3,997	278,111

		3,185,499

FOOD PRODUCTS — 2.0%
Campbell Soup Co. (a)	3,285	109,193
General Mills, Inc.	14,387	581,379
H.J. Heinz Co.	8,099	437,670
Hormel Foods Corp. (a)	2,064	60,455
Kellogg Co.	8,296	419,529
Kraft Foods, Inc. (Class A)	31,843	1,189,654
McCormick & Co., Inc.	3,156	159,125
Mead Johnson Nutrition Co.	6,807	467,845
Sara Lee Corp.	7,304	138,192
The Hershey Co.	5,076	313,595
The J.M. Smucker Co.	2,200	171,974

		4,048,611

GAS UTILITIES — 0.1%
ONEOK, Inc.	2,100	182,049

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Baxter International, Inc.	18,883	934,331
Becton, Dickinson and Co.	7,223	539,703
C.R. Bard, Inc.	2,823	241,366
Covidien PLC	11,600	522,116
DENTSPLY International, Inc. (a)	2,888	101,051
Edwards Lifesciences Corp. (b)	3,824	270,357
Intuitive Surgical, Inc. (a)(b)	1,327	614,414
Medtronic, Inc.	22,921	876,728
St. Jude Medical, Inc.	10,639	364,918
Stryker Corp.	10,869	540,298
Varian Medical Systems, Inc. (a)(b)	3,739	250,999
Zimmer Holdings, Inc. (b)	6,005	320,787

		5,577,068

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aetna, Inc.	6,500	274,235
DaVita, Inc. (b)	3,084	233,798
Express Scripts, Inc. (Class A) (b)	16,305	728,671
Humana, Inc.	3,200	280,352
Laboratory Corp. of America Holdings (b)	3,288	282,669
Medco Health Solutions, Inc. (b)	12,981	725,638
Patterson Cos., Inc. (a)	1,561	46,081
Quest Diagnostics, Inc.	5,318	308,763
UnitedHealth Group, Inc.	35,600	1,804,208
WellPoint, Inc.	5,900	390,875

		5,075,290

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (b)	4,840	296,450

HOTELS, RESTAURANTS & LEISURE — 3.2%
Chipotle Mexican Grill, Inc. (b)	1,060	358,004
Darden Restaurants, Inc. (a)	3,127	142,529
Marriott International, Inc. (Class A)	3,619	105,566
McDonald’s Corp.	34,203	3,431,587
Starbucks Corp.	24,946	1,147,766
Starwood Hotels & Resorts Worldwide, Inc.	3,702	177,585
Wynn Resorts, Ltd.	2,619	289,373
Yum! Brands, Inc.	15,365	906,689

		6,559,099

HOUSEHOLD DURABLES — 0.0% (c)
Pulte Group, Inc. (b)	4,400	27,764

HOUSEHOLD PRODUCTS — 3.5%
Colgate-Palmolive Co.	16,224	1,498,935
Kimberly-Clark Corp.	13,165	968,418
The Clorox Co.	3,057	203,474
The Procter & Gamble Co.	68,968	4,600,855

		7,271,682

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	18,057	1,475,799
Danaher Corp.	14,661	689,653

		2,165,452

INSURANCE — 0.9%
Aflac, Inc.	15,553	672,823
AON Corp.	7,200	336,960
The Chubb Corp.	5,300	366,866
The Travelers Cos., Inc.	7,200	426,024

		1,802,673

INTERNET & CATALOG RETAIL — 1.5%
Amazon.com, Inc. (b)	12,121	2,098,145
Expedia, Inc. (a)	2,006	58,214
Netflix, Inc. (b)	1,814	125,692
Priceline.com, Inc. (b)	1,664	778,270
TripAdvisor, Inc. (a)(b)	2,006	50,571

		3,110,892

INTERNET SOFTWARE & SERVICES — 3.1%
Akamai Technologies, Inc. (b)	6,006	193,874
eBay, Inc. (b)	25,000	758,250
Google, Inc. (Class A) (b)	8,440	5,451,396
VeriSign, Inc.	2,577	92,050

		6,495,570

IT SERVICES — 6.5%
Accenture PLC (Class A)	16,066	855,193
Automatic Data Processing, Inc.	16,363	883,766
Cognizant Technology Solutions Corp. (Class A) (b)	10,132	651,589
Fiserv, Inc. (b)	4,699	276,019
International Business Machines Corp.	39,426	7,249,653
Mastercard, Inc. (Class A)	3,562	1,327,985

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Paychex, Inc. (a)	5,456	$164,280
Teradata Corp. (b)	5,554	269,424
The Western Union Co.	9,726	177,597
Visa, Inc. (Class A)	17,003	1,726,315

		13,581,821

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	2,243	71,529
Mattel, Inc.	5,122	142,187

		213,716

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc. (b)	8,100	282,933
Life Technologies Corp. (b)	5,970	232,293
Thermo Fisher Scientific, Inc. (b)	7,633	343,256
Waters Corp. (b)	2,968	219,780

		1,078,262

MACHINERY — 2.2%
Caterpillar, Inc.	14,036	1,271,662
Cummins, Inc.	4,882	429,714
Deere & Co.	13,870	1,072,844
Dover Corp.	4,287	248,860
Flowserve Corp.	1,386	137,658
Illinois Tool Works, Inc.	9,805	457,992
Joy Global, Inc.	3,504	262,695
Pall Corp.	3,862	220,713
Parker Hannifin Corp.	3,179	242,399
Snap-On, Inc.	952	48,190
Stanley Black & Decker, Inc.	3,064	207,126

		4,599,853

MEDIA — 1.6%
DIRECTV (Class A) (b)	23,597	1,009,008
Discovery Communications, Inc. (Series A) (b)	8,797	360,413
Omnicom Group, Inc.	5,337	237,923
Scripps Networks Interactive, Inc. (Class A)	3,221	136,635
The McGraw-Hill Cos., Inc.	5,734	257,858
Time Warner Cable, Inc.	7,210	458,340
Viacom, Inc. (Class B)	18,450	837,814

		3,297,991

METALS & MINING — 0.6%
Cliffs Natural Resources, Inc.	4,810	299,904
Newmont Mining Corp.	16,505	990,465

		1,290,369

MULTI-UTILITIES — 0.5%
Consolidated Edison, Inc.	5,200	322,556
Dominion Resources, Inc.	13,277	704,743

		1,027,299

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (b)	1,275	48,144
Dollar Tree, Inc. (b)	4,000	332,440
Family Dollar Stores, Inc.	3,908	225,336
Kohl’s Corp.	5,492	271,030
Nordstrom, Inc.	4,103	203,960
Target Corp.	13,714	702,431

		1,783,341

OIL, GAS & CONSUMABLE FUELS — 9.6%
Anadarko Petroleum Corp.	8,121	619,876
Apache Corp.	8,963	811,869
Cabot Oil & Gas Corp.	3,529	267,851
Chevron Corp.	35,900	3,819,760
CONSOL Energy, Inc.	5,440	199,648
El Paso Corp.	12,365	328,538
EOG Resources, Inc.	8,981	884,718
EQT Corp.	2,956	161,959
Exxon Mobil Corp.	102,500	8,687,900
Newfield Exploration Co. (b)	3,045	114,888
Noble Energy, Inc.	3,663	345,751
Occidental Petroleum Corp.	19,557	1,832,491
Peabody Energy Corp.	9,084	300,771
Pioneer Natural Resources Co.	3,996	357,562
Range Resources Corp.	3,753	232,461
Southwestern Energy Co. (b)	11,653	372,197
Spectra Energy Corp.	9,731	299,228
The Williams Cos., Inc.	8,500	280,670

		19,918,138

PERSONAL PRODUCTS — 0.2%
The Estee Lauder Cos., Inc. (Class A)	3,756	421,874

PHARMACEUTICALS — 7.4%
Abbott Laboratories	52,021	2,925,141
Allergan, Inc.	10,186	893,720
Bristol-Myers Squibb Co.	34,585	1,218,775
Eli Lilly & Co.	23,879	992,411
Johnson & Johnson	91,290	5,986,798
Merck & Co., Inc.	66,185	2,495,175
Mylan, Inc. (b)	14,207	304,882
Perrigo Co. (a)	3,100	301,630
Watson Pharmaceuticals, Inc. (b)	4,203	253,609

		15,372,141

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	1,661	124,293
Equifax, Inc.	2,210	85,615
Robert Half International, Inc.	1,657	47,158

		257,066

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Apartment Investment & Management Co. (Class A)	1,727	39,566
AvalonBay Communities, Inc.	2,169	283,271
Boston Properties, Inc. (a)	2,634	262,346
Equity Residential (a)	7,074	403,430
HCP, Inc.	6,041	250,279
Health Care REIT, Inc.	3,652	199,143
Plum Creek Timber Co., Inc. (a)	2,544	93,009
ProLogis	5,618	160,619
Public Storage	3,356	451,248
Simon Property Group, Inc.	6,511	839,528
Ventas, Inc.	9,629	530,847
Vornado Realty Trust	3,260	250,564

		3,763,850

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

ROAD & RAIL — 1.3%
CSX Corp.	16,537	$348,269
Norfolk Southern Corp.	8,576	624,847
Union Pacific Corp.	16,176	1,713,686

		2,686,802

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Altera Corp.	10,707	397,230
Analog Devices, Inc.	6,081	217,578
Broadcom Corp. (Class A) (b)	16,225	476,366
First Solar, Inc. (a)(b)	1,877	63,367
Intel Corp.	86,819	2,105,361
KLA-Tencor Corp. (a)	5,556	268,077
Linear Technology Corp.	4,941	148,378
LSI Corp. (b)	9,089	54,080
Microchip Technology, Inc. (a)	6,469	236,959
Novellus Systems, Inc. (b)	1,156	47,731
NVIDIA Corp. (a)(b)	6,569	91,046
Teradyne, Inc. (a)(b)	3,603	49,109
Texas Instruments, Inc.	21,743	632,939
Xilinx, Inc.	8,796	282,000

		5,070,221

SOFTWARE — 4.6%
Adobe Systems, Inc. (b)	7,554	213,551
Autodesk, Inc. (b)	3,756	113,919
BMC Software, Inc. (b)	4,300	140,954
Citrix Systems, Inc. (b)	6,211	377,132
Electronic Arts, Inc. (b)	5,301	109,201
Intuit, Inc.	9,898	520,536
Microsoft Corp.	142,663	3,703,531
Oracle Corp.	131,458	3,371,898
Red Hat, Inc. (b)	6,423	265,206
Salesforce.com, Inc. (a)(b)	4,569	463,571
Symantec Corp. (b)	10,070	157,595

		9,437,094

SPECIALTY RETAIL — 1.9%
AutoZone, Inc. (b)	933	303,197
Bed Bath & Beyond, Inc. (b)	8,052	466,775
Limited Brands, Inc.	5,683	229,309
O’Reilly Automotive, Inc. (b)	4,241	339,068
Ross Stores, Inc.	7,732	367,502
The Home Depot, Inc.	23,700	996,348
Tiffany & Co.	4,235	280,611
TJX Cos., Inc.	12,640	815,912
Urban Outfitters, Inc. (a)(b)	2,829	77,967

		3,876,689

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Coach, Inc.	9,749	595,079
NIKE, Inc. (Class B)	12,366	1,191,711
Ralph Lauren Corp.	2,199	303,638
V.F. Corp.	2,897	367,890

		2,458,318

TOBACCO — 2.8%
Altria Group, Inc.	22,710	673,351
Lorillard, Inc.	3,020	344,280
Philip Morris International, Inc.	58,017	4,553,174
Reynolds American, Inc.	6,235	258,254

		5,829,059

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	7,009	305,662
W.W. Grainger, Inc.	2,061	385,799

		691,461

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
American Tower Corp. (Class A)	13,132	788,051

TOTAL COMMON STOCKS —
(Cost $176,337,054)		206,650,508

SHORT TERM INVESTMENTS — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,420,920	2,420,920
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	391,332	391,332

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,812,252)		2,812,252

TOTAL INVESTMENTS — 101.1% (g)
(Cost $179,149,306)		209,462,760
OTHER ASSETS & LIABILITIES — (1.1)%		(2,183,918)

NET ASSETS — 100.0%		$207,278,842

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.1%
General Dynamics Corp.	4,193	$278,457
Honeywell International, Inc.	8,769	476,595
L-3 Communications Holdings, Inc.	3,068	204,575
Northrop Grumman Corp. (a)	8,042	470,296
Precision Castparts Corp.	1,600	263,664
Raytheon Co.	4,497	217,565
Rockwell Collins, Inc.	1,300	71,981
Textron, Inc. (a)	8,041	148,678
The Boeing Co.	8,651	634,551
United Technologies Corp.	7,824	571,856

		3,338,218

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	1,846	75,612
FedEx Corp.	9,718	811,550

		887,162

AIRLINES — 0.1%
Southwest Airlines Co.	24,009	205,517

AUTO COMPONENTS — 0.5%
BorgWarner, Inc. (a)(b)	800	50,992
Johnson Controls, Inc.	20,910	653,647
The Goodyear Tire & Rubber Co. (b)	7,160	101,457

		806,096

AUTOMOBILES — 0.9%
Ford Motor Co. (b)	116,912	1,257,973
Harley-Davidson, Inc.	4,173	162,205

		1,420,178

BEVERAGES — 0.6%
Beam, Inc.	4,784	245,084
Coca-Cola Enterprises, Inc.	9,600	247,488
Constellation Brands, Inc. (Class A) (b)	5,204	107,567
Dr. Pepper Snapple Group, Inc.	3,200	126,336
Molson Coors Brewing Co. (Class B)	4,675	203,550

		930,025

BUILDING PRODUCTS — 0.0% (c)
Masco Corp.	7,612	79,774

CAPITAL MARKETS — 3.1%
Ameriprise Financial, Inc.	7,000	347,480
E*TRADE Financial Corp. (b)	7,185	57,192
Federated Investors, Inc. (Class B) (a)	2,849	43,162
Invesco, Ltd.	13,909	279,432
Legg Mason, Inc.	3,886	93,458
Morgan Stanley	45,713	691,638
Northern Trust Corp.	7,409	293,841
State Street Corp. (d)	15,110	609,084
The Bank of New York Mellon Corp.	37,303	742,703
The Charles Schwab Corp.	33,185	373,663
The Goldman Sachs Group, Inc.	15,197	1,374,265

		4,905,918

CHEMICALS — 1.2%
Air Products & Chemicals, Inc.	2,212	188,440
Airgas, Inc.	585	45,677
E. I. du Pont de Nemours & Co.	9,122	417,605
Eastman Chemical Co.	2,068	80,776
The Dow Chemical Co.	36,415	1,047,296
The Mosaic Co.	3,400	171,462

		1,951,256

COMMERCIAL BANKS — 5.8%
BB&T Corp.	21,474	540,501
Comerica, Inc.	6,194	159,805
Fifth Third Bancorp	28,294	359,900
First Horizon National Corp. (a)	7,630	61,040
Huntington Bancshares, Inc.	26,554	145,781
Keycorp	29,307	225,371
M&T Bank Corp. (a)	3,813	291,084
PNC Financial Services Group, Inc.	16,220	935,407
Regions Financial Corp.	36,990	159,057
SunTrust Banks, Inc.	16,511	292,245
U.S. Bancorp	58,692	1,587,619
Wells Fargo & Co.	162,326	4,473,705
Zions Bancorporation	5,197	84,607

		9,316,122

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Avery Dennison Corp.	3,260	93,497
Cintas Corp.	3,199	111,357
Iron Mountain, Inc.	2,747	84,608
Pitney Bowes, Inc. (a)	5,549	102,878
R.R. Donnelley & Sons Co. (a)	5,601	80,822
Republic Services, Inc.	9,720	267,786
Waste Management, Inc. (a)	14,214	464,940

		1,205,888

COMMUNICATIONS EQUIPMENT — 2.4%
Cisco Systems, Inc.	165,422	2,990,830
Harris Corp. (a)	3,567	128,555
JDS Uniphase Corp. (b)	7,100	74,124
Juniper Networks, Inc. (b)	5,500	112,255
Motorola Mobility Holdings, Inc. (b)	4,742	183,989
Motorola Solutions, Inc.	8,877	410,916

		3,900,669

COMPUTERS & PERIPHERALS — 2.0%
Dell, Inc. (b)	47,029	688,034
EMC Corp. (b)	28,300	609,582
Hewlett-Packard Co.	61,197	1,576,435
Lexmark International, Inc. (Class A) (a)	2,355	77,880
Western Digital Corp. (b)	7,200	222,840

		3,174,771

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	2,256	113,364
Jacobs Engineering Group, Inc. (b)	3,727	151,242
Quanta Services, Inc. (b)	6,375	137,317

		401,923

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	3,752	147,641

CONSUMER FINANCE — 1.1%
American Express Co.	12,468	588,115
Capital One Financial Corp.	14,159	598,784
Discover Financial Services	16,885	405,240

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

SLM Corp.	15,282	$204,779

		1,796,918

CONTAINERS & PACKAGING — 0.2%
Ball Corp.	2,200	78,562
Bemis Co., Inc.	2,745	82,570
Owens-Illinois, Inc. (b)	4,419	85,640
Sealed Air Corp.	4,723	81,283

		328,055

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,404	85,925

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc. (a)	9,271	151,395

DIVERSIFIED FINANCIAL SERVICES — 5.6%
Bank of America Corp.	311,920	1,734,275
Citigroup, Inc.	90,028	2,368,637
CME Group, Inc.	2,061	502,204
JPMorgan Chase & Co.	116,913	3,887,357
Leucadia National Corp.	6,054	137,668
Moody’s Corp. (a)	2,746	92,485
NYSE Euronext	7,676	200,344
The NASDAQ OMX Group, Inc. (b)	4,114	100,834

		9,023,804

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.1%
AT&T, Inc.	182,369	5,514,839
CenturyLink, Inc.	19,031	707,953
Frontier Communications Corp.	30,630	157,744
Verizon Communications, Inc.	40,065	1,607,408
Windstream Corp. (a)	17,953	210,768

		8,198,712

ELECTRIC UTILITIES — 3.6%
American Electric Power Co., Inc.	14,876	614,527
Duke Energy Corp.	41,061	903,342
Edison International	10,020	414,828
Entergy Corp.	5,282	385,850
Exelon Corp.	20,392	884,401
FirstEnergy Corp.	12,920	572,356
NextEra Energy, Inc.	5,445	331,492
Northeast Utilities	5,147	185,652
Pepco Holdings, Inc.	7,003	142,161
Pinnacle West Capital Corp.	3,221	155,188
PPL Corp.	17,821	524,294
Progress Energy, Inc.	3,729	208,898
Southern Co.	10,837	501,645

		5,824,634

ELECTRICAL EQUIPMENT — 0.3%
Cooper Industries PLC	1,900	102,885
Emerson Electric Co.	6,604	307,680

		410,565

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Corning, Inc.	48,366	627,791
FLIR Systems, Inc.	1,100	27,577
Jabil Circuit, Inc. (a)	5,787	113,773
Molex, Inc. (a)	4,240	101,166
TE Connectivity, Ltd.	13,100	403,611

		1,273,918

ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes, Inc.	5,360	260,710
Halliburton Co.	11,848	408,875
Nabors Industries, Ltd. (b)	8,435	146,263
National Oilwell Varco, Inc.	3,900	265,161
Noble Corp. (b)	7,764	234,628
Rowan Cos., Inc. (b)	3,727	113,040

		1,428,677

FOOD & STAPLES RETAILING — 3.4%
Costco Wholesale Corp.	5,450	454,094
CVS Caremark Corp.	39,914	1,627,693
Safeway, Inc. (a)	10,207	214,755
SUPERVALU, Inc. (a)	5,168	41,964
Sysco Corp.	18,135	531,900
The Kroger Co.	18,331	443,977
Wal-Mart Stores, Inc.	19,867	1,187,252
Walgreen Co.	27,365	904,687
Whole Foods Market, Inc.	1,200	83,496

		5,489,818

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	20,591	588,903
Campbell Soup Co. (a)	2,697	89,648
ConAgra Foods, Inc.	12,414	327,730
Dean Foods Co. (b)	5,395	60,424
General Mills, Inc.	6,523	263,594
H.J. Heinz Co.	2,372	128,183
Hormel Foods Corp. (a)	2,362	69,183
Kraft Foods, Inc. (Class A)	25,028	935,046
McCormick & Co., Inc.	1,183	59,647
Sara Lee Corp.	11,417	216,010
The J.M. Smucker Co.	1,468	114,753
Tyson Foods, Inc. (Class A)	8,740	180,394

		3,033,515

GAS UTILITIES — 0.2%
AGL Resources, Inc.	3,500	147,910
ONEOK, Inc.	1,238	107,322

		255,232

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Boston Scientific Corp. (b)	44,721	238,810
CareFusion Corp. (b)	6,571	166,969
Covidien PLC	4,200	189,042
DENTSPLY International, Inc. (a)	1,668	58,363
Medtronic, Inc.	11,475	438,919

		1,092,103

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.	5,169	218,080
AmerisourceBergen Corp.	7,922	294,619
Cardinal Health, Inc.	10,659	432,862
CIGNA Corp.	8,800	369,600
Coventry Health Care, Inc. (b)	4,414	134,053
Humana, Inc.	2,102	184,157
McKesson Corp.	7,454	580,741
Patterson Cos., Inc. (a)	1,400	41,328
Tenet Healthcare Corp. (a)(b)	13,400	68,742

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

WellPoint, Inc.	5,272	$349,270

		2,673,452

HOTELS, RESTAURANTS & LEISURE — 0.7%
Carnival Corp.	13,880	453,043
Darden Restaurants, Inc. (a)	1,200	54,696
International Game Technology	9,202	158,275
Marriott International, Inc. (Class A)	5,000	145,850
Starwood Hotels & Resorts Worldwide, Inc.	2,500	119,925
Wyndham Worldwide Corp.	4,700	177,801

		1,109,590

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc. (a)	8,598	108,421
Harman International Industries, Inc.	2,183	83,041
Leggett & Platt, Inc.	3,996	92,068
Lennar Corp. (Class A) (a)	4,934	96,953
Newell Rubbermaid, Inc.	8,511	137,453
Pulte Group, Inc. (a)(b)	6,298	39,740
Whirlpool Corp. (a)	2,274	107,901

		665,577

HOUSEHOLD PRODUCTS — 0.9%
The Clorox Co.	1,244	82,801
The Procter & Gamble Co.	21,137	1,410,049

		1,492,850

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Constellation Energy Group, Inc.	6,240	247,541
NRG Energy, Inc. (a)(b)	7,257	131,497
The AES Corp. (b)	19,517	231,081

		610,119

INDUSTRIAL CONGLOMERATES — 4.4%
3M Co.	4,934	403,256
Danaher Corp.	4,079	191,876
General Electric Co.	324,947	5,819,801
Tyco International, Ltd.	14,195	663,048

		7,077,981

INSURANCE — 6.8%
ACE, Ltd.	10,391	728,617
American International Group, Inc. (b)	13,426	311,483
AON Corp.	3,333	155,984
Assurant, Inc.	2,770	113,736
Berkshire Hathaway, Inc. (Class B) (b)	54,099	4,127,754
Cincinnati Financial Corp. (a)	4,815	146,665
Genworth Financial, Inc. (Class A) (b)	14,438	94,569
Hartford Financial Services Group, Inc.	13,119	213,184
Lincoln National Corp.	9,334	181,266
Loews Corp.	9,331	351,312
Marsh & McLennan Cos., Inc.	16,596	524,766
MetLife, Inc.	32,583	1,015,938
Principal Financial Group, Inc.	9,403	231,314
Prudential Financial, Inc.	14,283	715,864
The Allstate Corp.	15,305	419,510
The Chubb Corp. (a)	3,631	251,338
The Progressive Corp.	19,028	371,236
The Travelers Cos., Inc.	6,131	362,771
Torchmark Corp.	3,336	144,749
Unum Group	9,309	196,141
XL Group PLC	9,724	192,243

		10,850,440

INTERNET & CATALOG RETAIL — 0.0% (c)
Expedia, Inc.	1,100	31,922
TripAdvisor, Inc. (b)	1,100	27,731

		59,653

INTERNET SOFTWARE & SERVICES — 0.7%
eBay, Inc. (b)	12,400	376,092
VeriSign, Inc.	2,255	80,549
Yahoo!, Inc. (b)	38,200	616,166

		1,072,807

IT SERVICES — 0.7%
Accenture PLC (Class A)	4,900	260,827
Computer Sciences Corp.	4,532	107,408
Fidelity National Information Services, Inc.	7,747	205,993
Paychex, Inc.	4,828	145,371
SAIC, Inc. (b)	8,508	104,563
The Western Union Co.	10,100	184,426
Total System Services, Inc.	4,941	96,646

		1,105,234

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,500	47,835
Mattel, Inc.	5,700	158,232

		206,067

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Agilent Technologies, Inc. (b)	3,200	111,776
PerkinElmer, Inc.	3,469	69,380
Thermo Fisher Scientific, Inc. (b)	4,408	198,228

		379,384

MACHINERY — 1.8%
Caterpillar, Inc.	6,931	627,949
Cummins, Inc.	1,500	132,030
Dover Corp.	1,750	101,587
Eaton Corp.	10,268	446,966
Flowserve Corp.	400	39,728
Illinois Tool Works, Inc.	5,765	269,283
Ingersoll-Rand PLC	9,600	292,512
PACCAR, Inc. (a)	10,980	411,421
Parker Hannifin Corp.	1,676	127,795
Snap-On, Inc.	982	49,709
Stanley Black & Decker, Inc.	2,401	162,308
Xylem, Inc.	5,650	145,148

		2,806,436

MEDIA — 4.9%
Cablevision Systems Corp. (Class A)	6,800	96,696
CBS Corp.	20,009	543,044
Comcast Corp. (Class A)	83,900	1,989,269
Gannett Co., Inc. (a)	6,984	93,376
News Corp. (Class A)	67,477	1,203,790
Omnicom Group, Inc.	3,542	157,902
The Interpublic Group of Cos., Inc.	14,200	138,166
The McGraw-Hill Cos., Inc.	3,849	173,090
The Walt Disney Co.	55,324	2,074,650

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

The Washington Post Co. (Class B) (a)	141	$53,130
Time Warner Cable, Inc.	3,128	198,847
Time Warner, Inc.	30,850	1,114,919

		7,836,879

METALS & MINING — 1.3%
Alcoa, Inc.	31,409	271,688
Allegheny Technologies, Inc.	3,266	156,115
Freeport-McMoRan Copper & Gold, Inc.	29,200	1,074,268
Nucor Corp. (a)	9,717	384,502
Titanium Metals Corp. (a)	2,570	38,498
United States Steel Corp. (a)	4,437	117,403

		2,042,474

MULTI-UTILITIES — 2.6%
Ameren Corp.	7,091	234,925
CenterPoint Energy, Inc.	13,143	264,043
CMS Energy Corp.	7,753	171,186
Consolidated Edison, Inc.	4,238	262,883
Dominion Resources, Inc.	5,296	281,112
DTE Energy Co.	5,002	272,359
Integrys Energy Group, Inc.	2,421	131,170
NiSource, Inc. (a)	8,683	206,742
PG&E Corp.	12,537	516,775
Public Service Enterprise Group, Inc.	15,613	515,385
SCANA Corp. (a)	3,314	149,329
Sempra Energy	7,420	408,100
TECO Energy, Inc.	6,353	121,596
Wisconsin Energy Corp.	7,132	249,335
Xcel Energy, Inc.	14,491	400,531

		4,185,471

MULTILINE RETAIL — 0.8%
Big Lots, Inc. (b)	681	25,715
J.C. Penney Co., Inc.	4,227	148,579
Kohl’s Corp.	2,777	137,045
Macy’s, Inc.	12,899	415,090
Nordstrom, Inc.	1,200	59,652
Sears Holdings Corp. (a)(b)	1,275	40,519
Target Corp.	8,024	410,989

		1,237,589

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	42,731	340,139

OIL, GAS & CONSUMABLE FUELS — 11.0%
Alpha Natural Resources, Inc. (b)	6,800	138,924
Anadarko Petroleum Corp.	7,817	596,672
Apache Corp.	3,575	323,823
Chesapeake Energy Corp.	20,266	451,729
Chevron Corp.	28,186	2,998,990
ConocoPhillips	40,733	2,968,214
CONSOL Energy, Inc.	2,000	73,400
Denbury Resources, Inc. (b)	12,200	184,220
Devon Energy Corp.	12,391	768,242
El Paso Corp.	12,359	328,379
EQT Corp.	1,853	101,526
Exxon Mobil Corp.	53,061	4,497,450
Hess Corp.	9,126	518,357
Marathon Oil Corp.	21,614	632,642
Marathon Petroleum Corp.	10,957	364,759
Murphy Oil Corp.	5,944	331,319
Newfield Exploration Co. (b)	1,300	49,049
Noble Energy, Inc.	2,044	192,933
Occidental Petroleum Corp.	6,965	652,620
QEP Resources, Inc.	5,198	152,301
Range Resources Corp.	1,353	83,805
Spectra Energy Corp.	11,036	339,357
Sunoco, Inc.	3,330	136,597
Tesoro Corp. (b)	4,217	98,509
The Williams Cos., Inc.	10,324	340,898
Valero Energy Corp.	16,650	350,482

		17,675,197

PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	13,409	396,906
MeadWestvaco Corp.	5,199	155,710
Weyerhaeuser Co. (a)	15,768	294,389

		847,005

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	13,300	232,351

PHARMACEUTICALS — 4.9%
Bristol-Myers Squibb Co.	20,314	715,865
Eli Lilly & Co.	9,400	390,664
Forest Laboratories, Inc. (b)	8,204	248,253
Hospira, Inc. (b)	5,100	154,887
Merck & Co., Inc.	32,853	1,238,558
Pfizer, Inc.	236,598	5,119,981

		7,868,208

PROFESSIONAL SERVICES — 0.1%
Equifax, Inc.	1,471	56,987
Robert Half International, Inc.	2,451	69,755

		126,742

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Apartment Investment & Management Co. (Class A)	2,169	49,692
AvalonBay Communities, Inc.	900	117,540
Boston Properties, Inc. (a)	2,057	204,877
Equity Residential	2,600	148,278
HCP, Inc.	7,008	290,341
Health Care REIT, Inc.	2,523	137,579
Host Hotels & Resorts, Inc.	21,754	321,307
Kimco Realty Corp.	12,555	203,893
Plum Creek Timber Co., Inc. (a)	2,614	95,568
ProLogis	9,099	260,140
Public Storage	1,268	170,495
Simon Property Group, Inc.	3,100	399,714
Vornado Realty Trust	2,696	207,215

		2,606,639

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (b)	10,000	152,200

ROAD & RAIL — 0.4%
CSX Corp.	17,139	360,948
Norfolk Southern Corp.	2,477	180,474
Ryder Systems, Inc.	1,422	75,565

		616,987

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Micro Devices, Inc. (b)	18,000	$97,200
Analog Devices, Inc.	3,600	128,808
Applied Materials, Inc.	40,194	430,478
Intel Corp.	76,834	1,863,224
Linear Technology Corp.	2,500	75,075
LSI Corp. (b)	10,297	61,267
Micron Technology, Inc. (b)	30,400	191,216
Novellus Systems, Inc. (b)	873	36,046
NVIDIA Corp. (b)	12,756	176,798
Teradyne, Inc. (a)(b)	2,255	30,736
Texas Instruments, Inc.	15,100	439,561

		3,530,409

SOFTWARE — 2.2%
Adobe Systems, Inc. (b)	8,159	230,655
Autodesk, Inc. (b)	3,600	109,188
BMC Software, Inc. (b)	1,300	42,614
CA, Inc. (a)	11,427	230,997
Compuware Corp. (b)	700	5,824
Electronic Arts, Inc. (b)	5,689	117,193
Microsoft Corp.	99,100	2,572,636
Symantec Corp. (b)	13,400	209,710

		3,518,817

SPECIALTY RETAIL — 2.1%
Abercrombie & Fitch Co. (Class A)	2,644	129,133
AutoNation, Inc. (a)(b)	1,480	54,568
Best Buy Co., Inc. (a)	9,018	210,751
CarMax, Inc. (b)	7,000	213,360
GameStop Corp. (Class A) (b)	4,412	106,461
Limited Brands, Inc.	2,300	92,805
Lowe’s Cos., Inc.	38,502	977,181
Orchard Supply Hardware Stores Corp. (Class A) (b)(e)	57	429
Staples, Inc.	21,491	298,510
The Gap, Inc. (a)	10,664	197,817
The Home Depot, Inc.	25,669	1,079,125
Urban Outfitters, Inc. (b)	800	22,048

		3,382,188

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	16,263	101,644
People’s United Financial, Inc. (a)	10,900	140,065

		241,709

TOBACCO — 1.0%
Altria Group, Inc.	42,438	1,258,287
Lorillard, Inc.	1,359	154,926
Reynolds American, Inc.	4,858	201,218

		1,614,431

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	2,600	113,386

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
MetroPCS Communications, Inc. (b)	9,000	78,120
Sprint Nextel Corp. (b)	87,886	205,653

		283,773

TOTAL COMMON STOCKS —
(Cost $167,898,500)		159,626,613

PREFERRED STOCK — 0.0%
SPECIALTY RETAIL — 0.0%
Orchard Supply Hardware Stores Corp. (Series A) (b)(e) (Cost $311)	57	0

SHORT TERM INVESTMENTS — 1.9%
MONEY MARKET FUNDS — 1.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	2,788,882	2,788,882
State Street Institutional Liquid Reserves Fund 0.15% (g)(h)	325,150	325,150

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,114,032)		3,114,032

TOTAL INVESTMENTS — 101.5% (i)
(Cost $171,012,843)		162,740,645
OTHER ASSETS & LIABILITIES — (1.5)%		(2,478,272)

NET ASSETS — 100.0%		$160,262,373

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated issuer. (Note 3)
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.2%
Alliant Techsystems, Inc.	1,448	$82,768
BE Aerospace, Inc. (a)	4,208	162,892
Spirit Aerosystems Holdings, Inc. (Class A) (a)	5,171	107,453
Textron, Inc. (b)	12,175	225,116
TransDigm Group, Inc. (a)	1,990	190,403

		768,632

AIRLINES — 0.4%
United Continental Holdings, Inc. (a)(b)	14,559	274,728

AUTO COMPONENTS — 1.2%
Gentex Corp. (b)	6,296	186,299
Lear Corp.	4,562	181,568
The Goodyear Tire & Rubber Co. (a)	10,692	151,506
TRW Automotive Holdings Corp. (a)	4,582	149,373
Visteon Corp. (a)	2,277	113,713

		782,459

BEVERAGES — 0.3%
Constellation Brands, Inc. (Class A) (a)	8,340	172,388

BIOTECHNOLOGY — 1.8%
Amylin Pharmaceuticals, Inc. (a)(b)	5,797	65,970
BioMarin Pharmaceutical, Inc. (a)(b)	5,079	174,616
Dendreon Corp. (a)(b)	6,622	50,327
Human Genome Sciences, Inc. (a)(b)	8,772	64,825
Onyx Pharmaceuticals, Inc. (a)	2,789	122,576
Pharmasset, Inc. (a)	3,154	404,343
Regeneron Pharmaceuticals, Inc. (a)(b)	3,219	178,429
United Therapeutics Corp. (a)	2,251	106,360

		1,167,446

BUILDING PRODUCTS — 0.6%
Armstrong World Industries, Inc. (a)(b)	980	42,993
Lennox International, Inc. (b)	2,230	75,262
Masco Corp.	15,868	166,297
Owens Corning, Inc. (a)	4,974	142,853

		427,405

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc. (a)	2,295	220,205
E*TRADE Financial Corp. (a)	11,387	90,641
Eaton Vance Corp.	5,183	122,526
Federated Investors, Inc. (Class B) (b)	4,555	69,008
Jefferies Group, Inc. (b)	6,391	87,876
Legg Mason, Inc.	6,015	144,661
LPL Investment Holdings, Inc. (a)(b)	1,795	54,819
Raymond James Financial, Inc.	4,490	139,011
SEI Investments Co.	6,593	114,389
Waddell & Reed Financial, Inc. (Class A)	3,808	94,324

		1,137,460

CHEMICALS — 3.3%
Airgas, Inc.	2,875	224,480
Albemarle Corp.	3,915	201,662
Ashland, Inc.	3,124	178,568
Celanese Corp. (Series A) (b)	6,902	305,552
Cytec Industries, Inc.	2,198	98,141
Eastman Chemical Co.	5,728	223,736
Huntsman Corp.	8,574	85,740
International Flavors & Fragrances, Inc.	3,541	185,619
Intrepid Potash, Inc. (a)	2,292	51,868
Kronos Worldwide, Inc. (b)	862	15,550
Rockwood Holdings, Inc. (a)	3,023	119,015
RPM International, Inc.	5,737	140,843
The Scotts Miracle-Gro Co. (Class A) (b)	1,846	86,190
Valspar Corp. (b)	3,820	148,865
W.R. Grace & Co. (a)	2,703	124,122
Westlake Chemical Corp.	877	35,290

		2,225,241

COMMERCIAL BANKS — 2.9%
Associated Banc-Corp.	7,663	85,596
Bank of Hawaii Corp. (b)	2,068	92,005
BOK Financial Corp.	1,179	64,762
City National Corp. (b)	2,166	95,694
Commerce Bancshares, Inc.	3,567	135,974
Cullen/Frost Bankers, Inc. (b)	2,560	135,450
East West Bancorp, Inc.	6,473	127,842
First Citizens BancShares, Inc. (Class A)	252	44,098
First Horizon National Corp.	11,430	91,440
First Niagara Financial Group, Inc.	12,926	111,551
First Republic Bank (a)	3,415	104,533
Fulton Financial Corp.	8,698	85,327
Hancock Holding Co. (b)	3,404	108,826
Huntington Bancshares, Inc.	37,976	208,488
Popular, Inc. (a)	44,676	62,100
Prosperity Bancshares, Inc. (b)	2,046	82,556
TCF Financial Corp.	6,619	68,308
Valley National Bancorp (b)	7,537	93,233
Zions Bancorporation	8,076	131,477

		1,929,260

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Avery Dennison Corp.	4,722	135,427
Cintas Corp.	4,991	173,737
Clean Harbors, Inc. (a)	2,053	130,838
Copart, Inc. (a)(b)	2,587	123,891
Corrections Corp. of America (a)	4,391	89,445
Covanta Holding Corp.	5,262	72,037
Iron Mountain, Inc.	7,472	230,137
KAR Auction Services, Inc. (a)	1,342	18,117
Pitney Bowes, Inc. (b)	8,259	153,122
R.R. Donnelley & Sons Co. (b)	8,219	118,600
Rollins, Inc.	3,330	73,992
Waste Connections, Inc. (b)	5,013	166,131

		1,485,474

COMMUNICATIONS EQUIPMENT — 1.1%
Acme Packet, Inc. (a)	2,417	74,710
Brocade Communications Systems, Inc. (a)	20,555	106,680
EchoStar Corp. (Class A) (a)	1,811	37,922
InterDigital, Inc. (b)	2,002	87,227
JDS Uniphase Corp. (a)	10,124	105,695
Polycom, Inc. (a)	7,797	127,091
Riverbed Technology, Inc. (a)	6,856	161,116

		700,441

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMPUTERS & PERIPHERALS — 0.9%
Diebold, Inc. (b)	2,809	$84,467
Lexmark International, Inc. (Class A)	3,504	115,877
NCR Corp. (a)	6,892	113,442
Seagate Technology PLC	18,483	303,121

		616,907

CONSTRUCTION & ENGINEERING — 1.5%
Aecom Technology Corp. (a)	4,524	93,059
Foster Wheeler AG (a)	5,166	98,877
Jacobs Engineering Group, Inc. (a)	5,622	228,141
KBR, Inc.	6,605	184,081
Quanta Services, Inc. (a)	9,195	198,060
The Shaw Group, Inc. (a)	3,161	85,031
URS Corp. (a)	3,483	122,323

		1,009,572

CONSTRUCTION MATERIALS — 0.5%
Martin Marietta Materials, Inc.	1,993	150,292
Vulcan Materials Co. (b)	5,105	200,882

		351,174

CONTAINERS & PACKAGING — 2.0%
AptarGroup, Inc.	2,724	142,111
Bemis Co., Inc.	4,524	136,082
Greif, Inc. (Class A)	1,780	81,079
Owens-Illinois, Inc. (a)	7,218	139,885
Packaging Corp. of America	4,480	113,075
Rock-Tenn Co. (Class A)	3,116	179,793
Sealed Air Corp.	8,388	144,358
Silgan Holdings, Inc.	2,044	78,980
Sonoco Products Co.	4,423	145,782
Temple-Inland, Inc.	4,705	149,196

		1,310,341

DISTRIBUTORS — 0.3%
LKQ Corp. (a)	6,434	193,535

DIVERSIFIED CONSUMER SERVICES — 1.0%
DeVry, Inc.	2,621	100,804
Education Management Corp. (a)(b)	1,219	34,120
H&R Block, Inc. (b)	13,455	219,720
ITT Educational Services, Inc. (a)(b)	1,197	68,097
Service Corp. International (b)	10,024	106,756
Sotheby’s (b)	2,981	85,048
Weight Watchers International, Inc. (b)	1,315	72,338

		686,883

DIVERSIFIED FINANCIAL SERVICES — 0.6%
CBOE Holdings, Inc. (b)	3,944	101,992
MSCI, Inc. (Class A) (a)	5,298	174,463
The NASDAQ OMX Group, Inc. (a)	6,146	150,638

		427,093

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Level 3 Communications, Inc. (a)(b)	6,957	118,200
tw telecom, Inc. (a)(b)	6,722	130,272

		248,472

ELECTRIC UTILITIES — 2.0%
Cleco Corp. (b)	2,669	101,689
Great Plains Energy, Inc. (b)	5,915	128,829
Hawaiian Electric Industries, Inc. (b)	4,185	110,819
IDACORP, Inc. (b)	2,199	93,259
ITC Holdings Corp.	2,245	170,350
NV Energy, Inc.	10,326	168,830
Pepco Holdings, Inc.	9,979	202,574
Pinnacle West Capital Corp.	4,765	229,578
Westar Energy, Inc.	5,087	146,404

		1,352,332

ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc. (b)	1,885	99,905
AMETEK, Inc.	7,083	298,194
Hubbell, Inc. (Class B)	2,478	165,679
Polypore International, Inc. (a)	1,766	77,686
Regal-Beloit Corp. (b)	1,686	85,936
The Babcock & Wilcox Co. (a)	5,103	123,187
Thomas & Betts Corp. (a)	2,305	125,853

		976,440

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Anixter International, Inc. (a)	1,330	79,321
Arrow Electronics, Inc. (a)	4,892	183,010
Avnet, Inc. (a)	6,537	203,235
AVX Corp.	2,304	29,399
Dolby Laboratories, Inc. (Class A) (a)	2,256	68,831
FLIR Systems, Inc. (b)	7,089	177,721
Ingram Micro, Inc. (Class A) (a)	6,856	124,711
IPG Photonics Corp. (a)	1,201	40,678
Jabil Circuit, Inc.	8,551	168,113
Mettler-Toledo International, Inc. (a)	1,406	207,680
Molex, Inc. (b)	6,545	156,164
National Instruments Corp.	4,073	105,694
Trimble Navigation, Ltd. (a)	5,373	233,188

		1,777,745

ENERGY EQUIPMENT & SERVICES — 3.0%
Atwood Oceanics, Inc. (a)(b)	2,454	97,645
CARBO Ceramics, Inc. (b)	878	108,284
Dresser-Rand Group, Inc. (a)	3,324	165,901
Dril-Quip, Inc. (a)	1,602	105,444
Helmerich & Payne, Inc. (b)	4,329	252,640
McDermott International, Inc. (a)	10,205	117,460
Oceaneering International, Inc.	4,774	220,225
Oil States International, Inc. (a)	2,260	172,596
Patterson-UTI Energy, Inc.	6,769	135,245
Rowan Cos., Inc. (a)	5,568	168,877
RPC, Inc.	2,187	39,913
SEACOR Holdings, Inc. (a)	944	83,978
Superior Energy Services, Inc. (a)	3,492	99,312
Tidewater, Inc. (b)	2,255	111,171
Unit Corp. (a)	2,096	97,254

		1,975,945

FOOD PRODUCTS — 1.1%
Corn Products International, Inc.	3,386	178,070
Dean Foods Co. (a)	8,014	89,757
Flowers Foods, Inc. (b)	6,021	114,278
Ralcorp Holdings, Inc. (a)	2,396	204,858
Smithfield Foods, Inc. (a)	6,801	165,128

		752,091

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

GAS UTILITIES — 1.6%
AGL Resources, Inc.	5,101	$215,568
Atmos Energy Corp.	3,945	131,566
National Fuel Gas Co.	3,414	189,750
Piedmont Natural Gas Co., Inc. (b)	3,139	106,663
Questar Corp.	7,753	153,974
UGI Corp.	4,892	143,825
WGL Holdings, Inc.	2,271	100,424

		1,041,770

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Alere, Inc. (a)	3,742	86,403
DENTSPLY International, Inc. (b)	6,231	218,023
Gen-Probe, Inc. (a)	2,110	124,743
Hill-Rom Holdings, Inc. (b)	2,771	93,355
Hologic, Inc. (a)	11,561	202,433
IDEXX Laboratories, Inc. (a)(b)	2,488	191,477
ResMed, Inc. (a)(b)	6,491	164,871
STERIS Corp. (b)	2,395	71,419
Teleflex, Inc. (b)	1,799	110,261
The Cooper Cos., Inc.	2,074	146,258

		1,409,243

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Accretive Health, Inc. (a)(b)	1,701	39,089
AMERIGROUP Corp. (a)(b)	2,091	123,536
Brookdale Senior Living, Inc. (a)(b)	4,429	77,020
Catalyst Health Solutions, Inc. (a)	1,902	98,904
Community Health Systems, Inc. (a)(b)	4,079	71,178
Coventry Health Care, Inc. (a)	6,516	197,891
Health Net, Inc. (a)	3,921	119,277
LifePoint Hospitals, Inc. (a)(b)	2,167	80,504
Lincare Holdings, Inc. (b)	3,894	100,115
MEDNAX, Inc. (a)(b)	2,133	153,597
Omnicare, Inc.	5,117	176,281
Owens & Minor, Inc. (b)	2,801	77,840
Patterson Cos., Inc. (b)	4,348	128,353
Tenet Healthcare Corp. (a)	19,191	98,450
Universal Health Services, Inc. (Class B)	4,002	155,518
VCA Antech, Inc. (a)(b)	3,762	74,299

		1,771,852

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	8,229	155,857

HOTELS, RESTAURANTS & LEISURE — 1.9%
Bally Technologies, Inc. (a)	1,951	77,182
Brinker International, Inc.	3,510	93,928
Choice Hotels International, Inc. (b)	1,439	54,754
Dunkin’ Brands Group, Inc. (a)	1,958	48,911
International Game Technology	13,222	227,418
MGM Resorts International (a)	14,239	148,513
Panera Bread Co. (Class A) (a)(b)	1,310	185,299
Penn National Gaming, Inc. (a)(b)	2,975	113,258
The Wendy’s Co.	13,629	73,051
Wyndham Worldwide Corp.	6,832	258,455

		1,280,769

HOUSEHOLD DURABLES — 2.8%
D.R. Horton, Inc.	12,144	153,136
Harman International Industries, Inc.	3,133	119,179
Jarden Corp.	4,034	120,536
Leggett & Platt, Inc.	6,257	144,161
Lennar Corp. (Class A) (b)	7,073	138,984
Mohawk Industries, Inc. (a)	2,416	144,598
Newell Rubbermaid, Inc.	12,935	208,900
NVR, Inc. (a)	220	150,920
Pulte Group, Inc. (a)(b)	14,763	93,155
Tempur-Pedic International, Inc. (a)(b)	2,962	155,594
Toll Brothers, Inc. (a)	6,616	135,099
Tupperware Brands Corp.	2,652	148,432
Whirlpool Corp. (b)	3,326	157,819

		1,870,513

HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	6,296	288,105
Energizer Holdings, Inc. (a)	3,060	237,089

		525,194

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
GenOn Energy, Inc. (a)	33,765	88,127
NRG Energy, Inc. (a)(b)	10,632	192,652

		280,779

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	2,670	118,281
Seaboard Corp. (a)(b)	16	32,576

		150,857

INSURANCE — 6.3%
Alleghany Corp. (a)(b)	365	104,131
Allied World Assurance Company Holdings, Ltd.	1,660	104,464
American Financial Group, Inc.	3,906	144,092
American National Insurance Co.	633	46,228
Arch Capital Group, Ltd. (a)	5,843	217,535
Arthur J. Gallagher & Co. (b)	4,915	164,358
Aspen Insurance Holdings, Ltd.	3,097	82,070
Assurant, Inc.	4,169	171,179
Assured Guaranty, Ltd.	7,401	97,249
Axis Capital Holdings, Ltd.	5,760	184,089
Brown & Brown, Inc.	5,082	115,006
Cincinnati Financial Corp. (b)	6,699	204,051
Endurance Specialty Holdings, Ltd.	1,770	67,702
Erie Indemnity Co. (Class A)	1,204	94,105
Everest Re Group, Ltd.	1,974	165,994
Fidelity National Financial, Inc. (Class A)	9,684	154,266
Genworth Financial, Inc. (Class A) (a)	21,572	141,297
HCC Insurance Holdings, Inc.	4,860	133,650
Markel Corp. (a)(b)	425	176,235
Mercury General Corp.	1,176	53,649
Old Republic International Corp. (b)	10,786	99,986
PartnerRe, Ltd.	2,955	189,740
ProAssurance Corp. (b)	1,283	102,409
Reinsurance Group of America, Inc.	3,229	168,715
RenaissanceRe Holdings, Ltd.	2,284	169,861
The Hanover Insurance Group, Inc.	1,988	69,481
Torchmark Corp.	4,635	201,113
Transatlantic Holdings, Inc.	2,731	149,468
Validus Holdings, Ltd.	3,096	97,524
W.R. Berkley Corp.	4,959	170,540

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

White Mountains Insurance Group, Ltd.	276	$125,155

		4,165,342

INTERNET & CATALOG RETAIL — 0.0% (c)
HomeAway, Inc. (a)(b)	370	8,603

INTERNET SOFTWARE & SERVICES — 1.4%
Akamai Technologies, Inc. (a)	8,108	261,726
Equinix, Inc. (a)	2,064	209,290
IAC/InterActiveCorp.	3,265	139,089
Rackspace Hosting, Inc. (a)	4,715	202,792
WebMD Health Corp. (a)(b)	2,586	97,104

		910,001

IT SERVICES — 2.4%
Alliance Data Systems Corp. (a)(b)	2,245	233,121
Booz Allen Hamilton Holding Corp. (a)	688	11,868
Broadridge Financial Solutions, Inc.	5,411	122,018
Computer Sciences Corp.	6,779	160,662
DST Systems, Inc.	1,614	73,469
FleetCor Technologies, Inc. (a)	1,449	43,282
Gartner, Inc. (a)(b)	3,899	135,568
Genpact, Ltd. (a)	4,617	69,024
Global Payments, Inc.	3,488	165,262
Jack Henry & Associates, Inc. (b)	3,769	126,676
Lender Processing Services, Inc.	3,744	56,422
NeuStar, Inc. (Class A) (a)	2,917	99,674
Total System Services, Inc.	8,522	166,690
VeriFone Systems, Inc. (a)(b)	4,546	161,474

		1,625,210

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Polaris Industries, Inc.	2,888	161,670

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Bio-Rad Laboratories, Inc. (Class A) (a)	872	83,747
Bruker Corp. (a)	4,063	50,462
Charles River Laboratories International, Inc. (a)	2,271	62,066
Covance, Inc. (a)(b)	2,643	120,838
PerkinElmer, Inc.	4,975	99,500
Techne Corp.	1,521	103,824

		520,437

MACHINERY — 4.5%
AGCO Corp. (a)	4,221	181,376
CLARCOR, Inc. (b)	2,207	110,328
Crane Co.	2,220	103,696
Donaldson Co., Inc.	3,044	207,236
Gardner Denver, Inc.	2,235	172,229
Graco, Inc.	2,699	110,362
Harsco Corp.	3,561	73,285
IDEX Corp.	3,636	134,932
Kennametal, Inc.	3,511	128,222
Lincoln Electric Holdings, Inc. (b)	3,722	145,605
Navistar International Corp. (a)	3,184	120,610
Nordson Corp. (b)	2,736	112,668
Oshkosh Corp. (a)	3,982	85,135
Pall Corp.	5,092	291,008
Pentair, Inc. (b)	4,301	143,180
Snap-On, Inc.	2,569	130,043
SPX Corp.	2,250	135,608
Terex Corp. (a)(b)	4,775	64,510
Timken Co.	3,441	133,201
WABCO Holdings, Inc. (a)	2,960	128,464
Wabtec Corp. (b)	2,100	146,895
Woodward, Inc. (b)	2,544	104,126

		2,962,719

MARINE — 0.2%
Kirby Corp. (a)(b)	2,456	161,703

MEDIA — 2.1%
AMC Networks, Inc. (Class A) (a)	2,567	96,468
Charter Communications, Inc. (Class A) (a)	1,697	96,627
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	1,802	22,615
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	2,986	49,553
Gannett Co., Inc. (b)	10,512	140,545
John Wiley & Sons, Inc. (Class A)	2,277	101,099
Lamar Advertising Co. (Class A) (a)(b)	2,598	71,445
Liberty Media Corp. — Liberty Capital (Class A) (a)	5,051	394,231
Morningstar, Inc.	1,138	67,654
Pandora Media, Inc. (a)(b)	2,746	27,487
Regal Entertainment Group	3,483	41,587
The Interpublic Group of Cos., Inc.	20,347	197,976
The Washington Post Co. (Class B) (b)	217	81,768

		1,389,055

METALS & MINING — 2.1%
Allegheny Technologies, Inc.	4,688	224,086
Allied Nevada Gold Corp. (a)(b)	3,615	109,462
Coeur d’Alene Mines Corp. (a)	3,923	94,701
Compass Minerals International, Inc.	1,431	98,524
Molycorp, Inc. (a)(b)	2,708	64,938
Reliance Steel & Aluminum Co. (b)	3,247	158,096
Royal Gold, Inc.	2,385	160,821
Steel Dynamics, Inc.	9,564	125,767
Titanium Metals Corp. (b)	3,674	55,037
United States Steel Corp. (b)	6,307	166,883
Walter Energy, Inc.	2,753	166,722

		1,425,037

MULTI-UTILITIES — 3.1%
Alliant Energy Corp.	4,849	213,889
CMS Energy Corp.	11,125	245,640
Integrys Energy Group, Inc.	3,445	186,650
MDU Resources Group, Inc.	7,624	163,611
NiSource, Inc. (b)	12,365	294,411
NSTAR	4,553	213,809
OGE Energy Corp.	4,271	242,208
SCANA Corp. (b)	5,102	229,896
TECO Energy, Inc.	8,918	170,691
Vectren Corp.	3,544	107,135

		2,067,940

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (a)	2,939	110,977
Dillard’s, Inc. (Class A) (b)	1,463	65,659

		176,636

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)	2,357	$84,333

OIL, GAS & CONSUMABLE FUELS — 3.1%
Arch Coal, Inc.	9,357	135,770
Berry Petroleum Co. (Class A) (b)	2,342	98,411
Cobalt International Energy, Inc. (a)(b)	6,690	103,829
Energen Corp.	3,166	158,300
EXCO Resources, Inc. (b)	6,735	70,381
Forest Oil Corp. (a)	4,959	67,194
Oasis Petroleum, Inc. (a)(b)	3,081	89,626
Plains Exploration & Production Co. (a)	6,216	228,251
Quicksilver Resources, Inc. (a)(b)	5,400	36,234
SandRidge Energy, Inc. (a)(b)	16,962	138,410
SM Energy Co.	2,805	205,045
Southern Union Co.	5,126	215,856
Sunoco, Inc.	4,700	192,794
Teekay Corp. (b)	1,830	48,916
Tesoro Corp. (a)	6,271	146,491
World Fuel Services Corp. (b)	3,103	130,264

		2,065,772

PAPER & FOREST PRODUCTS — 0.6%
AbitibiBowater Inc. (a)(b)	3,289	47,855
Domtar Corp.	1,640	131,134
MeadWestvaco Corp.	7,503	224,715

		403,704

PERSONAL PRODUCTS — 0.6%
Herbalife, Ltd.	5,116	264,344
Nu Skin Enterprises, Inc. (Class A) (b)	2,592	125,893

		390,237

PHARMACEUTICALS — 0.6%
Endo Pharmaceuticals Holdings, Inc. (a)	5,142	177,554
Salix Pharmaceuticals, Ltd. (a)(b)	2,352	112,543
Warner Chilcott PLC (Class A) (a)	7,731	116,970

		407,067

PROFESSIONAL SERVICES — 1.9%
Dun & Bradstreet Corp.	2,151	160,959
Equifax, Inc.	5,342	206,949
IHS, Inc. (Class A) (a)(b)	2,108	181,625
Manpower, Inc.	3,601	128,736
Robert Half International, Inc. (b)	6,440	183,283
Towers Watson & Co. (Class A)	2,383	142,813
Verisk Analytics, Inc. (Class A) (a)	6,068	243,509

		1,247,874

REAL ESTATE INVESTMENT TRUSTS — 7.9%
Alexandria Real Estate Equities, Inc.	2,732	188,426
American Campus Communities, Inc.	3,043	127,684
Apartment Investment & Management Co. (Class A)	5,341	122,362
BRE Properties, Inc. (b)	3,299	166,533
Camden Property Trust	3,140	195,434
Chimera Investment Corp.	45,398	113,949
Corporate Office Properties Trust (b)	3,126	66,459
DDR Corp.	10,026	122,016
Digital Realty Trust, Inc. (b)	4,637	309,149
Douglas Emmett, Inc. (b)	5,573	101,651
Duke Realty Corp.	11,021	132,803
Equity Lifestyle Properties, Inc.	1,701	113,440
Essex Property Trust, Inc. (b)	1,480	207,955
Federal Realty Investment Trust	2,741	248,746
Highwoods Properties, Inc. (b)	3,205	95,092
Home Properties, Inc. (b)	2,101	120,955
Hospitality Properties Trust	5,399	124,069
Liberty Property Trust (b)	5,012	154,771
Mack-Cali Realty Corp.	3,805	101,555
MFA Financial, Inc.	15,585	104,731
Mid-America Apartment Communities, Inc. (b)	1,625	101,644
National Retail Properties, Inc.	4,247	112,036
OMEGA Healthcare Investors, Inc.	4,511	87,288
Piedmont Office Realty Trust, Inc. (Class A) (b)	7,591	129,351
Rayonier, Inc.	5,363	239,351
Realty Income Corp. (b)	5,863	204,970
Regency Centers Corp.	3,957	148,862
Senior Housing Properties Trust	7,231	162,264
SL Green Realty Corp.	3,767	251,033
Taubman Centers, Inc.	2,531	157,175
The Macerich Co.	5,795	293,227
UDR, Inc.	9,712	243,771
Washington Real Estate Investment Trust (b)	2,922	79,917
Weingarten Realty Investors (b)	5,283	115,275

		5,243,944

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. (a)	12,967	197,358
Jones Lang LaSalle, Inc.	1,901	116,455

		313,813

ROAD & RAIL — 1.3%
Hertz Global Holdings, Inc. (a)	10,348	121,279
J.B. Hunt Transport Services, Inc.	4,242	191,187
Kansas City Southern (a)	4,834	328,760
Landstar System, Inc.	2,118	101,495
Ryder Systems, Inc.	2,266	120,415

		863,136

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Advanced Micro Devices, Inc. (a)(b)	25,317	136,712
Atmel Corp. (a)	19,144	155,066
Cree, Inc. (a)(b)	5,105	112,514
Cypress Semiconductor Corp. (a)(b)	6,812	115,055
Lam Research Corp. (a)	5,488	203,166
LSI Corp. (a)	25,067	149,149
Novellus Systems, Inc. (a)	3,091	127,627
ON Semiconductor Corp. (a)	19,447	150,131
Skyworks Solutions, Inc. (a)	8,193	132,890
Teradyne, Inc. (a)(b)	8,200	111,766

		1,394,076

SOFTWARE — 3.3%
Ansys, Inc. (a)	4,054	232,213
Cadence Design Systems, Inc. (a)	11,882	123,573
Compuware Corp. (a)	9,545	79,414
Concur Technologies, Inc. (a)(b)	2,047	103,967
Factset Research Systems, Inc. (b)	1,835	160,159

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Fortinet, Inc. (a)	5,267	$114,873
Informatica Corp. (a)	4,665	172,278
MICROS Systems, Inc. (a)	3,555	165,592
Nuance Communications, Inc. (a)	10,140	255,122
Parametric Technology Corp. (a)	5,168	94,368
Quality Systems, Inc. (b)	1,610	59,554
Rovi Corp. (a)	4,903	120,516
Solera Holdings, Inc.	3,074	136,916
Synopsys, Inc. (a)	6,418	174,570
TIBCO Software, Inc. (a)	7,316	174,926

		2,168,041

SPECIALTY RETAIL — 3.8%
Aaron’s, Inc.	3,126	83,402
Abercrombie & Fitch Co. (Class A)	3,891	190,036
Advance Auto Parts, Inc.	3,251	226,367
American Eagle Outfitters, Inc.	8,542	130,607
AutoNation, Inc. (a)(b)	1,505	55,489
Chico’s FAS, Inc.	7,704	85,823
Dick’s Sporting Goods, Inc.	3,980	146,782
Foot Locker, Inc.	6,879	163,995
GameStop Corp. (Class A) (a)	6,165	148,762
Guess?, Inc. (b)	2,819	84,063
PetSmart, Inc.	4,996	256,245
Sally Beauty Holdings, Inc. (a)	5,304	112,074
Signet Jewelers, Ltd.	3,832	168,455
Tractor Supply Co.	3,148	220,832
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,160	140,227
Urban Outfitters, Inc. (a)	5,349	147,418
Williams-Sonoma, Inc.	4,163	160,276

		2,520,853

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Deckers Outdoor Corp. (a)	1,687	127,487
Fossil, Inc. (a)	2,347	186,258
Hanesbrands, Inc. (a)(b)	4,252	92,949
PVH Corp.	2,720	191,733
Under Armour, Inc. (Class A) (a)(b)	1,688	121,181

		719,608

THRIFTS & MORTGAGE FINANCE — 0.8%
BankUnited, Inc. (b)	1,726	37,955
Capitol Federal Financial, Inc.	7,434	85,788
Hudson City Bancorp, Inc.	21,321	133,256
People’s United Financial, Inc. (b)	15,903	204,354
TFS Financial Corp. (a)	4,121	36,924
Washington Federal, Inc.	4,865	68,061

		566,338

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (a)	3,173	75,232
MSC Industrial Direct Co., Inc. (Class A)	1,943	139,022

		214,254

WATER UTILITIES — 0.6%
American Water Works Co., Inc.	7,674	244,493
Aqua America, Inc. (b)	6,115	134,836

		379,329

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Clearwire Corp. (Class A) (a)	6,494	12,598
MetroPCS Communications, Inc. (a)	14,113	122,501
SBA Communications Corp. (Class A) (a)(b)	4,917	211,234
Telephone & Data Systems, Inc. (b)	4,072	105,424
US Cellular Corp. (a)(b)	658	28,709

		480,466

TOTAL COMMON STOCKS —
(Cost $64,707,222)		66,273,496

SHORT TERM INVESTMENTS — 10.7%
MONEY MARKET FUNDS — 10.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,139,681	7,139,681
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	22,262	22,262

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,161,943)		7,161,943

TOTAL INVESTMENTS — 110.3% (g)
(Cost $71,869,165)		73,435,439
OTHER ASSETS & LIABILITIES — (10.3)%		(6,881,257)

NET ASSETS — 100.0%		$66,554,182

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
Alliant Techsystems, Inc.	1,800	$102,888
BE Aerospace, Inc. (a)	6,863	265,667
Esterline Technologies Corp. (a)	1,800	100,746
Triumph Group, Inc. (b)	4,707	275,124

		744,425

AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	3,815	286,468

AUTO COMPONENTS — 0.8%
Gentex Corp. (b)	15,550	460,125

BEVERAGES — 1.3%
Hansen Natural Corp. (a)	8,237	758,957

BIOTECHNOLOGY — 1.9%
Regeneron Pharmaceuticals, Inc. (a)(b)	8,300	460,069
United Therapeutics Corp. (a)	5,642	266,585
Vertex Pharmaceuticals, Inc. (a)	12,035	399,682

		1,126,336

BUILDING PRODUCTS — 0.2%
Fortune Brands Home & Security, Inc. (a)	5,800	98,774

CAPITAL MARKETS — 1.2%
Affiliated Managers Group, Inc. (a)	2,861	274,513
Eaton Vance Corp.	7,000	165,480
Greenhill & Co., Inc. (b)	1,313	47,754
SEI Investments Co.	5,395	93,603
Waddell & Reed Financial, Inc. (Class A)	5,563	137,796

		719,146

CHEMICALS — 2.3%
Albemarle Corp.	9,675	498,359
Intrepid Potash, Inc. (a)	5,739	129,874
Minerals Technologies, Inc.	1,300	73,489
NewMarket Corp. (b)	1,148	227,430
Sensient Technologies Corp.	3,100	117,490
The Scotts Miracle-Gro Co. (Class A) (b)	3,152	147,167
Valspar Corp.	4,300	167,571

		1,361,380

COMMERCIAL BANKS — 1.8%
Bank of Hawaii Corp. (b)	2,520	112,115
Commerce Bancshares, Inc.	3,600	137,232
Cullen/Frost Bankers, Inc. (b)	3,700	195,767
Prosperity Bancshares, Inc.	2,900	117,015
Signature Bank (a)(b)	5,066	303,909
SVB Financial Group (a)(b)	2,291	109,258
Westamerica Bancorporation (b)	1,943	85,298

		1,060,594

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Clean Harbors, Inc. (a)	5,148	328,082
Copart, Inc. (a)(b)	5,792	277,379
Mine Safety Appliances Co. (b)	1,600	52,992
Rollins, Inc. (b)	4,584	101,857
Waste Connections, Inc. (b)	8,366	277,249

		1,037,559

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc. (b)	6,902	208,164
Ciena Corp. (a)	5,138	62,170
Plantronics, Inc. (b)	2,211	78,800
Polycom, Inc. (a)	11,568	188,558
Riverbed Technology, Inc. (a)	16,859	396,187

		933,879

COMPUTERS & PERIPHERALS — 0.2%
QLogic Corp. (a)	5,934	89,010

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	2,591	195,387

CONTAINERS & PACKAGING — 1.8%
AptarGroup, Inc.	7,189	375,050
Packaging Corp. of America	4,564	115,195
Rock-Tenn Co. (Class A)	7,710	444,867
Silgan Holdings, Inc.	3,309	127,860

		1,062,972

DISTRIBUTORS — 0.8%
LKQ Corp. (a)	15,976	480,558

DIVERSIFIED CONSUMER SERVICES — 0.6%
ITT Educational Services, Inc. (a)(b)	2,223	126,466
Matthews International Corp. (Class A) (b)	1,600	50,288
Sotheby’s (b)	2,904	82,851
Strayer Education, Inc. (b)	1,225	119,058

		378,663

DIVERSIFIED FINANCIAL SERVICES — 0.7%
MSCI, Inc. (Class A) (a)	13,086	430,922

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, Inc. (a)(b)	10,192	197,521

ELECTRIC UTILITIES — 0.5%
Cleco Corp.	3,600	137,160
IDACORP, Inc.	3,100	131,471

		268,631

ELECTRICAL EQUIPMENT — 2.6%
Acuity Brands, Inc. (b)	2,539	134,567
AMETEK, Inc.	17,360	730,856
Hubbell, Inc. (Class B)	4,740	316,916
Regal-Beloit Corp. (b)	2,495	127,170
Thomas & Betts Corp. (a)	3,916	213,814

		1,523,323

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Mettler-Toledo International, Inc. (a)	3,392	501,032
National Instruments Corp.	6,169	160,086
Trimble Navigation, Ltd. (a)	13,453	583,860

		1,244,978

ENERGY EQUIPMENT & SERVICES — 3.8%
Atwood Oceanics, Inc. (a)(b)	4,285	170,500
CARBO Ceramics, Inc. (b)	2,163	266,763
Dresser-Rand Group, Inc. (a)	8,214	409,961
Dril-Quip, Inc. (a)(b)	3,786	249,194

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Helix Energy Solutions Group, Inc. (a)	3,000	$47,400
Oceaneering International, Inc.	11,737	541,428
Oil States International, Inc. (a)	5,603	427,901
Superior Energy Services, Inc. (a)	3,190	90,724

		2,203,871

FOOD PRODUCTS — 2.7%
Corn Products International, Inc.	8,207	431,606
Flowers Foods, Inc. (b)	6,244	118,511
Green Mountain Coffee Roasters, Inc. (a)(b)	14,184	636,152
Lancaster Colony Corp. (b)	2,178	151,023
Ralcorp Holdings, Inc. (a)	2,700	230,850
Tootsie Roll Industries, Inc. (b)	1,123	26,582

		1,594,724

GAS UTILITIES — 0.9%
National Fuel Gas Co.	5,212	289,683
Questar Corp.	5,800	115,188
WGL Holdings, Inc.	2,800	123,816

		528,687

HEALTH CARE EQUIPMENT & SUPPLIES — 4.3%
Gen-Probe, Inc. (a)	5,012	296,309
Hill-Rom Holdings, Inc.	3,583	120,711
Hologic, Inc. (a)	16,336	286,043
IDEXX Laboratories, Inc. (a)(b)	6,111	470,303
Masimo Corp. (a)(b)	4,625	86,418
ResMed, Inc. (a)(b)	15,992	406,197
STERIS Corp. (b)	3,235	96,468
Teleflex, Inc.	3,000	183,870
The Cooper Cos., Inc.	5,159	363,813
Thoratec Corp. (a)	6,545	219,650

		2,529,782

HEALTH CARE PROVIDERS & SERVICES — 3.9%
AMERIGROUP Corp. (a)(b)	5,181	306,094
Catalyst Health Solutions, Inc. (a)	5,446	283,192
Henry Schein, Inc. (a)	9,870	635,924
HMS Holdings Corp. (a)(b)	9,200	294,216
Lincare Holdings, Inc. (b)	5,608	144,182
MEDNAX, Inc. (a)(b)	5,318	382,949
Universal Health Services, Inc. (Class B)	6,748	262,227

		2,308,784

HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	20,729	392,607

HOTELS, RESTAURANTS & LEISURE — 1.6%
Bally Technologies, Inc. (a)(b)	2,607	103,133
Life Time Fitness, Inc. (a)(b)	4,643	217,060
Panera Bread Co. (Class A) (a)	3,241	458,439
Scientific Games Corp. (Class A) (a)	2,100	20,370
The Cheesecake Factory, Inc. (a)(b)	4,065	119,308

		918,310

HOUSEHOLD DURABLES — 0.6%
Tupperware Brands Corp.	6,284	351,715

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc. (b)	15,551	711,614
Energizer Holdings, Inc. (a)	4,092	317,048

		1,028,662

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	3,000	132,900

INSURANCE — 0.6%
Arthur J. Gallagher & Co. (b)	6,520	218,029
Brown & Brown, Inc.	5,072	114,779

		332,808

INTERNET & CATALOG RETAIL — 0.1%
HSN, Inc.	2,200	79,772

INTERNET SOFTWARE & SERVICES — 1.8%
Equinix, Inc. (a)	5,148	522,007
Rackspace Hosting, Inc. (a)	11,238	483,346
ValueClick, Inc. (a)(b)	3,243	52,829

		1,058,182

IT SERVICES — 4.3%
Alliance Data Systems Corp. (a)	5,405	561,255
Broadridge Financial Solutions, Inc.	5,899	133,022
Gartner, Inc. (a)	10,296	357,992
Global Payments, Inc.	8,502	402,825
Jack Henry & Associates, Inc. (b)	9,478	318,556
Lender Processing Services, Inc.	5,230	78,816
ManTech International Corp. (Class A) (b)	1,261	39,394
NeuStar, Inc. (Class A) (a)	7,102	242,675
VeriFone Systems, Inc. (a)(b)	11,396	404,786

		2,539,321

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Polaris Industries, Inc.	7,552	422,761

LIFE SCIENCES TOOLS & SERVICES — 1.4%
Bio-Rad Laboratories, Inc. (Class A) (a)	2,138	205,334
Charles River Laboratories International, Inc. (a)	2,531	69,172
Covance, Inc. (a)(b)	6,613	302,346
Techne Corp.	4,027	274,883

		851,735

MACHINERY — 5.6%
CLARCOR, Inc. (b)	3,900	194,961
Crane Co.	3,979	185,859
Donaldson Co., Inc.	8,081	550,154
Gardner Denver, Inc.	5,459	420,671
Graco, Inc.	4,150	169,693
IDEX Corp.	5,641	209,338
Lincoln Electric Holdings, Inc. (b)	4,736	185,272
Nordson Corp. (b)	4,710	193,958
Pentair, Inc.	4,400	146,476
SPX Corp.	2,948	177,676
Valmont Industries, Inc.	2,461	223,434
Wabtec Corp. (b)	5,168	361,502
Woodward, Inc. (b)	6,498	265,963

		3,284,957

MARINE — 0.5%
Kirby Corp. (a)(b)	4,499	296,214

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

MEDIA — 0.6%
AMC Networks, Inc. (Class A) (a)	2,403	$90,305
John Wiley & Sons, Inc. (Class A)	3,671	162,992
Lamar Advertising Co. (Class A) (a)(b)	2,883	79,283

		332,580

METALS & MINING — 0.7%
Carpenter Technology Corp.	3,063	157,683
Compass Minerals International, Inc.	3,619	249,168

		406,851

MULTI-UTILITIES — 1.8%
Alliant Energy Corp.	5,700	251,427
Black Hills Corp.	2,591	87,006
NSTAR	6,800	319,328
OGE Energy Corp.	7,100	402,641

		1,060,402

MULTILINE RETAIL — 0.1%
99 Cents Only Stores (a)	2,611	57,311

OFFICE ELECTRONICS — 0.3%
Zebra Technologies Corp. (Class A) (a)	5,667	202,765

OIL, GAS & CONSUMABLE FUELS — 3.8%
Bill Barrett Corp. (a)	5,085	173,246
Cimarex Energy Co.	9,277	574,246
Energen Corp.	5,500	275,000
Northern Oil and Gas, Inc. (a)(b)	6,977	167,309
Plains Exploration & Production Co. (a)	5,400	198,288
SM Energy Co.	6,949	507,972
Southern Union Co.	7,500	315,825

		2,211,886

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	2,092	167,276

PHARMACEUTICALS — 1.1%
Endo Pharmaceuticals Holdings, Inc. (a)	12,662	437,219
Medicis Pharmaceutical Corp. (Class A) (b)	6,942	230,821

		668,040

PROFESSIONAL SERVICES — 0.9%
FTI Consulting, Inc. (a)(b)	4,497	190,763
The Corporate Executive Board Co.	1,987	75,705
Towers Watson & Co. (Class A)	4,167	249,728

		516,196

REAL ESTATE INVESTMENT TRUSTS — 9.3%
Alexandria Real Estate Equities, Inc.	3,682	253,947
American Campus Communities, Inc. (b)	4,898	205,520
BRE Properties, Inc. (b)	4,983	251,542
Camden Property Trust	5,253	326,947
Essex Property Trust, Inc.	3,727	523,681
Federal Realty Investment Trust	6,924	628,353
Highwoods Properties, Inc. (b)	3,290	97,614
Home Properties, Inc.	5,198	299,249
Liberty Property Trust (b)	5,045	155,790
National Retail Properties, Inc.	5,400	142,452
OMEGA Healthcare Investors, Inc.	4,973	96,228
Potlatch Corp. (b)	1,728	53,758
Rayonier, Inc.	9,043	403,589
Realty Income Corp. (b)	8,824	308,487
Regency Centers Corp.	4,620	173,804
Senior Housing Properties Trust	7,927	177,882
SL Green Realty Corp. (b)	4,838	322,404
Taubman Centers, Inc.	6,296	390,982
The Macerich Co.	7,194	364,016
UDR, Inc.	12,366	310,387

		5,486,632

ROAD & RAIL — 2.0%
J.B. Hunt Transport Services, Inc.	9,772	440,424
Kansas City Southern (a)	7,728	525,581
Landstar System, Inc.	3,750	179,700

		1,145,705

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Atmel Corp. (a)	21,590	174,879
Cree, Inc. (a)(b)	9,143	201,512
Cypress Semiconductor Corp. (a)(b)	5,575	94,162
Lam Research Corp. (a)	13,023	482,111
Semtech Corp. (a)(b)	7,153	177,537
Silicon Laboratories, Inc. (a)(b)	4,587	199,168
Skyworks Solutions, Inc. (a)	13,698	222,182

		1,551,551

SOFTWARE — 6.7%
ACI Worldwide, Inc. (a)	3,672	105,166
Advent Software, Inc. (a)(b)	3,464	84,383
Ansys, Inc. (a)	10,084	577,612
Cadence Design Systems, Inc. (a)	10,109	105,134
Concur Technologies, Inc. (a)(b)	5,031	255,524
Factset Research Systems, Inc. (b)	4,918	429,243
Fair Isaac Corp.	2,330	83,507
Informatica Corp. (a)	11,568	427,206
MICROS Systems, Inc. (a)	8,712	405,805
Parametric Technology Corp. (a)	6,018	109,889
Quest Software, Inc. (a)	3,399	63,221
Rovi Corp. (a)	11,911	292,772
Solera Holdings, Inc.	7,766	345,898
Synopsys, Inc. (a)	7,988	217,274
TIBCO Software, Inc. (a)	17,555	419,740

		3,922,374

SPECIALTY RETAIL — 5.0%
Aaron’s, Inc.	4,700	125,396
Advance Auto Parts, Inc.	7,868	547,849
Aeropostale, Inc. (a)(b)	5,442	82,991
Ascena Retail Group, Inc. (a)	4,729	140,546
Dick’s Sporting Goods, Inc.	7,468	275,420
Guess?, Inc. (b)	4,880	145,522
PetSmart, Inc.	12,181	624,763
Signet Jewelers, Ltd.	5,014	220,415
Tractor Supply Co.	7,749	543,592
Williams-Sonoma, Inc.	5,830	224,455

		2,930,949

TEXTILES, APPAREL & LUXURY GOODS — 3.0%
Deckers Outdoor Corp. (a)	4,150	313,616
Fossil, Inc. (a)	5,693	451,796
PVH Corp.	7,310	515,282
The Warnaco Group, Inc. (a)(b)	4,370	218,675

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Under Armour, Inc. (Class A) (a)(b)	4,009	$287,806

		1,787,175

TRADING COMPANIES & DISTRIBUTORS — 1.3%
GATX Corp.	2,400	104,784
MSC Industrial Direct Co., Inc. (Class A)	4,981	356,391
United Rentals, Inc. (a)(b)	2,669	78,869
Watsco, Inc. (b)	3,090	202,889

		742,933

WATER UTILITIES — 0.3%
Aqua America, Inc. (b)	8,143	179,553

TOTAL COMMON STOCKS —
(Cost $58,869,044)		58,685,579

SHORT TERM INVESTMENTS — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,757,476	6,757,476
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	29,064	29,064

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,786,540)		6,786,540

TOTAL INVESTMENTS — 111.4% (f)
(Cost $65,655,584)		65,472,119
OTHER ASSETS & LIABILITIES — (11.4)%		(6,721,188)

NET ASSETS — 100.0%		$58,750,931

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
Alliant Techsystems, Inc.	805	$46,014
BE Aerospace, Inc. (a)	2,000	77,420
Esterline Technologies Corp. (a)(b)	734	41,082
Exelis, Inc.	9,300	84,165
Huntington Ingalls Industries, Inc. (a)(b)	2,531	79,169

		327,850

AIR FREIGHT & LOGISTICS — 0.3%
UTI Worldwide, Inc. (b)	5,223	69,414

AIRLINES — 0.2%
JetBlue Airways Corp. (a)(b)	10,419	54,179

AUTOMOBILES — 0.2%
Thor Industries, Inc. (b)	2,269	62,239

BIOTECHNOLOGY — 0.6%
Vertex Pharmaceuticals, Inc. (a)(b)	5,019	166,681

BUILDING PRODUCTS — 0.7%
Fortune Brands Home & Security, Inc. (a)(b)	5,186	88,318
Lennox International, Inc. (b)	2,642	89,167

		177,485

CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc. (a)	1,349	129,436
Apollo Investment Corp. (b)	10,045	64,690
Eaton Vance Corp. (b)	2,542	60,093
Greenhill & Co., Inc. (b)	813	29,569
Janus Capital Group, Inc. (b)	9,500	59,945
Jefferies Group, Inc. (b)	7,387	101,571
Raymond James Financial, Inc. (b)	5,224	161,735
SEI Investments Co. (b)	4,936	85,640
Waddell & Reed Financial, Inc. (Class A) (b)	1,700	42,109

		734,788

CHEMICALS — 3.4%
Ashland, Inc. (b)	3,983	227,668
Cabot Corp.	3,246	104,327
Cytec Industries, Inc. (b)	2,512	112,161
Minerals Technologies, Inc. (b)	287	16,224
Olin Corp. (b)	4,052	79,622
RPM International, Inc. (b)	6,686	164,141
Sensient Technologies Corp. (b)	1,140	43,206
The Scotts Miracle-Gro Co. (Class A) (b)	723	33,757
Valspar Corp. (b)	2,736	106,622

		887,728

COMMERCIAL BANKS — 6.6%
Associated Banc-Corp. (b)	8,790	98,184
BancorpSouth, Inc. (b)	3,590	39,562
Bank of Hawaii Corp. (b)	1,197	53,254
Cathay General Bancorp (b)	3,999	59,705
City National Corp. (b)	2,379	105,104
Commerce Bancshares, Inc. (b)	2,340	89,201
Cullen/Frost Bankers, Inc. (b)	1,359	71,905
East West Bancorp, Inc. (b)	7,504	148,204
First Niagara Financial Group, Inc.	17,624	152,095
FirstMerit Corp. (b)	5,528	83,639
Fulton Financial Corp. (b)	10,151	99,581
Hancock Holding Co. (b)	4,316	137,982
International Bancshares Corp. (b)	2,636	48,331
Prosperity Bancshares, Inc. (b)	985	39,745
SVB Financial Group (a)(b)	1,123	53,556
Synovus Financial Corp. (b)	40,048	56,468
TCF Financial Corp. (b)	8,013	82,694
Trustmark Corp. (b)	3,214	78,068
Valley National Bancorp (b)	9,445	116,835
Webster Financial Corp. (b)	3,730	76,055
Westamerica Bancorporation (b)	583	25,594

		1,715,762

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Corrections Corp. of America (a)(b)	5,086	103,602
Deluxe Corp. (b)	2,598	59,130
Herman Miller, Inc. (b)	2,966	54,723
HNI Corp. (b)	2,247	58,647
Mine Safety Appliances Co. (b)	809	26,794
Rollins, Inc.	1,100	24,442
The Brink’s Co. (b)	2,348	63,114
Waste Connections, Inc. (b)	1,743	57,763

		448,215

COMMUNICATIONS EQUIPMENT — 0.8%
Ciena Corp. (a)	2,377	28,762
Plantronics, Inc. (b)	1,193	42,518
Polycom, Inc. (a)(b)	3,600	58,680
Tellabs, Inc.	18,500	74,740

		204,700

COMPUTERS & PERIPHERALS — 1.0%
Diebold, Inc. (b)	3,203	96,314
NCR Corp. (a)	7,979	131,335
QLogic Corp. (a)(b)	2,300	34,500

		262,149

CONSTRUCTION & ENGINEERING — 2.3%
Aecom Technology Corp. (a)(b)	5,855	120,437
Granite Construction, Inc. (b)	1,787	42,388
KBR, Inc.	7,538	210,084
The Shaw Group, Inc. (a)	3,271	87,990
URS Corp. (a)	4,034	141,674

		602,573

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	1,067	80,462

CONTAINERS & PACKAGING — 2.0%
Greif, Inc. (Class A) (b)	1,592	72,516
Packaging Corp. of America	2,808	70,874
Silgan Holdings, Inc.	924	35,703
Sonoco Products Co. (b)	5,088	167,700
Temple-Inland, Inc.	5,536	175,547

		522,340

DIVERSIFIED CONSUMER SERVICES — 1.0%
Matthews International Corp. (Class A) (b)	736	23,133
Regis Corp. (b)	2,902	48,028
Service Corp. International (b)	11,533	122,826

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Sotheby’s (b)	2,100	$59,913

		253,900

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
tw telecom, Inc. (a)(b)	2,800	54,264

ELECTRIC UTILITIES — 3.2%
Cleco Corp. (b)	1,349	51,397
Great Plains Energy, Inc. (b)	6,837	148,910
Hawaiian Electric Industries, Inc. (b)	4,861	128,719
IDACORP, Inc.	1,092	46,312
NV Energy, Inc. (b)	11,967	195,660
PNM Resources, Inc. (b)	4,000	72,920
Westar Energy, Inc. (b)	5,955	171,385

		815,303

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc. (b)	934	49,502
General Cable Corp. (a)(b)	2,617	65,451
Hubbell, Inc. (Class B) (b)	759	50,747
Regal-Beloit Corp. (b)	926	47,198
Thomas & Betts Corp. (a)	830	45,318

		258,216

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Arrow Electronics, Inc. (a)(b)	5,673	212,227
Avnet, Inc. (a)(b)	7,548	234,667
Ingram Micro, Inc. (Class A) (a)	7,792	141,736
Itron, Inc. (a)(b)	2,111	75,510
National Instruments Corp.	1,820	47,229
Tech Data Corp. (a)(b)	2,099	103,712
Vishay Intertechnology, Inc. (a)(b)	7,933	71,318

		886,399

ENERGY EQUIPMENT & SERVICES — 2.2%
Atwood Oceanics, Inc. (a)(b)	900	35,811
Helix Energy Solutions Group, Inc. (a)(b)	4,002	63,232
Patterson-UTI Energy, Inc.	7,848	156,803
Superior Energy Services, Inc. (a)(b)	2,600	73,944
Tidewater, Inc. (b)	2,622	129,264
Unit Corp. (a)	2,107	97,765

		556,819

FOOD & STAPLES RETAILING — 0.4%
Ruddick Corp. (b)	2,467	105,193

FOOD PRODUCTS — 1.6%
Flowers Foods, Inc. (b)	2,848	54,055
Ralcorp Holdings, Inc. (a)	1,543	131,926
Smithfield Foods, Inc. (a)(b)	8,245	200,189
Tootsie Roll Industries, Inc. (b)	668	15,812

		401,982

GAS UTILITIES — 2.3%
Atmos Energy Corp.	4,585	152,910
National Fuel Gas Co. (b)	1,731	96,209
Questar Corp. (b)	6,301	125,138
UGI Corp.	5,869	172,548
WGL Holdings, Inc. (b)	1,272	56,248

		603,053

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Hill-Rom Holdings, Inc. (b)	1,463	49,288
Hologic, Inc. (a)(b)	5,692	99,667
Masimo Corp. (a)(b)	845	15,789
STERIS Corp. (b)	1,457	43,448
Teleflex, Inc. (b)	657	40,267

		248,459

HEALTH CARE PROVIDERS & SERVICES — 3.9%
Community Health Systems, Inc. (a)(b)	4,569	79,729
Health Management Associates, Inc. (Class A) (a)	12,900	95,073
Health Net, Inc. (a)	4,201	127,794
LifePoint Hospitals, Inc. (a)(b)	2,416	89,754
Lincare Holdings, Inc.	1,900	48,849
Omnicare, Inc. (b)	5,817	200,396
Owens & Minor, Inc.	3,207	89,123
Universal Health Services, Inc. (Class B)	1,800	69,948
VCA Antech, Inc. (a)(b)	4,400	86,900
WellCare Health Plans, Inc. (a)	2,125	111,563

		999,129

HOTELS, RESTAURANTS & LEISURE — 1.6%
Bally Technologies, Inc. (a)	1,000	39,560
Bob Evans Farms, Inc. (b)	1,459	48,935
Brinker International, Inc. (b)	4,108	109,930
International Speedway Corp. (Class A)	1,408	35,693
Scientific Games Corp. (Class A) (a)	1,948	18,896
The Cheesecake Factory, Inc. (a)(b)	900	26,415
The Wendy’s Co. (b)	15,093	80,898
WMS Industries, Inc. (a)	2,800	57,456

		417,783

HOUSEHOLD DURABLES — 2.2%
American Greetings Corp. (Class A) (b)	1,972	24,670
KB HOME (b)	3,698	24,851
M.D.C. Holdings, Inc.	1,898	33,462
Mohawk Industries, Inc. (a)(b)	2,853	170,752
NVR, Inc. (a)(b)	251	172,186
Toll Brothers, Inc. (a)(b)	7,494	153,027

		578,948

HOUSEHOLD PRODUCTS — 0.5%
Energizer Holdings, Inc. (a)	1,504	116,530

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc. (b)	1,694	75,044

INSURANCE — 8.2%
American Financial Group, Inc.	3,887	143,391
Arthur J. Gallagher & Co. (b)	2,722	91,024
Aspen Insurance Holdings, Ltd. (b)	3,585	95,003
Brown & Brown, Inc. (b)	3,488	78,933
Everest Re Group, Ltd.	2,735	229,986
Fidelity National Financial, Inc. (Class A) (b)	11,144	177,524
First American Financial Corp. (b)	5,296	67,100
HCC Insurance Holdings, Inc. (b)	5,777	158,868
Kemper Corp.	2,551	74,515
Mercury General Corp.	1,845	84,169
Old Republic International Corp.	12,970	120,232
Protective Life Corp. (b)	4,155	93,737

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Reinsurance Group of America, Inc.	3,694	$193,011
StanCorp Financial Group, Inc. (b)	2,247	82,577
The Hanover Insurance Group, Inc.	2,318	81,014
Transatlantic Holdings, Inc.	2,919	159,757
W.R. Berkley Corp. (b)	5,606	192,790

		2,123,631

INTERNET & CATALOG RETAIL — 0.1%
HSN, Inc. (b)	1,000	36,260

INTERNET SOFTWARE & SERVICES — 0.7%
AOL, Inc. (a)(b)	4,926	74,383
Monster Worldwide, Inc. (a)(b)	6,500	51,545
ValueClick, Inc. (a)(b)	2,705	44,064

		169,992

IT SERVICES — 1.5%
Acxiom Corp. (a)(b)	4,007	48,925
Broadridge Financial Solutions, Inc.	3,529	79,579
Convergys Corp. (a)	6,078	77,616
CoreLogic, Inc. (a)(b)	5,389	69,680
DST Systems, Inc. (b)	1,748	79,569
Lender Processing Services, Inc.	1,800	27,126
ManTech International Corp. (Class A) (b)	550	17,182

		399,677

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Charles River Laboratories International, Inc. (a)(b)	1,392	38,043

MACHINERY — 5.6%
AGCO Corp. (a)	4,931	211,885
CLARCOR, Inc. (b)	700	34,993
Crane Co.	672	31,389
Graco, Inc.	1,125	46,001
Harsco Corp. (b)	4,076	83,884
IDEX Corp.	1,574	58,411
ITT Corp.	4,700	90,851
Kennametal, Inc. (b)	4,028	147,103
Lincoln Electric Holdings, Inc. (b)	2,064	80,744
Nordson Corp. (b)	814	33,520
Oshkosh Corp. (a)	4,650	99,417
Pentair, Inc. (b)	2,992	99,604
SPX Corp. (b)	1,155	69,612
Terex Corp. (a)(b)	5,605	75,723
Timken Co.	4,298	166,376
Trinity Industries, Inc. (b)	4,064	122,164

		1,451,677

MARINE — 0.5%
Alexander & Baldwin, Inc.	2,104	85,885
Kirby Corp. (a)(b)	695	45,759

		131,644

MEDIA — 1.5%
AMC Networks, Inc. (Class A) (a)	1,800	67,644
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	3,600	59,742
John Wiley & Sons, Inc. (Class A) (b)	635	28,194
Lamar Advertising Co. (Class A) (a)(b)	1,600	44,000
Meredith Corp. (b)	1,854	60,533
Scholastic Corp. (b)	1,328	39,800
The New York Times Co. (Class A) (a)	6,172	47,710
Valassis Communications, Inc. (a)	2,300	44,229

		391,852

METALS & MINING — 1.9%
Carpenter Technology Corp. (b)	842	43,346
Commercial Metals Co.	5,836	80,712
Reliance Steel & Aluminum Co. (b)	3,833	186,629
Steel Dynamics, Inc. (b)	11,110	146,096
Worthington Industries, Inc. (b)	2,725	44,636

		501,419

MULTI-UTILITIES — 2.7%
Alliant Energy Corp. (b)	3,025	133,433
Black Hills Corp.	842	28,274
MDU Resources Group, Inc.	9,536	204,643
NSTAR (b)	2,121	99,602
OGE Energy Corp. (b)	1,648	93,458
Vectren Corp. (b)	4,178	126,301

		685,711

MULTILINE RETAIL — 0.4%
99 Cents Only Stores (a)	1,210	26,559
Saks, Inc. (a)(b)	8,068	78,663

		105,222

OIL, GAS & CONSUMABLE FUELS — 4.2%
Arch Coal, Inc. (b)	10,716	155,489
Comstock Resources, Inc. (a)(b)	2,400	36,720
Energen Corp.	1,097	54,850
Forest Oil Corp. (a)	5,699	77,221
Hollyfrontier Corp.	10,500	245,700
Patriot Coal Corp. (a)(b)	4,627	39,191
Plains Exploration & Production Co. (a)	4,667	171,372
Quicksilver Resources, Inc. (a)(b)	6,100	40,931
Southern Union Co. (b)	2,845	119,803
World Fuel Services Corp. (b)	3,600	151,128

		1,092,405

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	884	70,685
Louisiana-Pacific Corp. (a)(b)	6,901	55,691

		126,376

PROFESSIONAL SERVICES — 1.0%
Korn/Ferry International (a)	2,477	42,258
Manpower, Inc. (b)	4,178	149,364
The Corporate Executive Board Co.	752	28,651
Towers Watson & Co. (Class A)	637	38,175

		258,448

REAL ESTATE INVESTMENT TRUSTS — 8.2%
Alexandria Real Estate Equities, Inc. (b)	1,418	97,800
American Campus Communities, Inc. (b)	1,322	55,471
BRE Properties, Inc. (b)	1,509	76,174
Camden Property Trust (b)	1,148	71,452
Corporate Office Properties Trust (b)	3,600	76,536
Duke Realty Corp. (b)	12,762	153,782
Equity One, Inc. (b)	2,996	50,872
Highwoods Properties, Inc. (b)	2,069	61,387
Hospitality Properties Trust (b)	6,245	143,510
Liberty Property Trust (b)	3,550	109,624

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Mack-Cali Realty Corp.	4,447	$118,690
National Retail Properties, Inc.	2,700	71,226
OMEGA Healthcare Investors, Inc.	2,968	57,431
Potlatch Corp. (b)	1,222	38,016
Rayonier, Inc. (b)	1,879	83,860
Realty Income Corp. (b)	2,607	91,141
Regency Centers Corp.	2,440	91,793
Senior Housing Properties Trust	4,567	102,484
SL Green Realty Corp. (b)	2,100	139,944
The Macerich Co.	3,300	166,980
UDR, Inc.	5,372	134,837
Weingarten Realty Investors (b)	6,089	132,862

		2,125,872

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc.	2,200	134,772

ROAD & RAIL — 1.2%
Con-way, Inc. (b)	2,790	81,356
Kansas City Southern (a)	1,929	131,191
Landstar System, Inc.	642	30,765
Werner Enterprises, Inc. (b)	2,277	54,876

		298,188

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Atmel Corp. (a)(b)	13,400	108,540
Cree, Inc. (a)(b)	1,600	35,264
Cypress Semiconductor Corp. (a)(b)	5,300	89,517
Fairchild Semiconductor International, Inc. (a)	6,415	77,237
Integrated Device Technology, Inc. (a)(b)	7,041	38,444
International Rectifier Corp. (a)(b)	3,502	68,009
Intersil Corp. (Class A) (b)	6,412	66,941
MEMC Electronic Materials, Inc. (a)(b)	11,700	46,098
RF Micro Devices, Inc. (a)(b)	14,100	76,140
Skyworks Solutions, Inc. (a)	3,100	50,282

		656,472

SOFTWARE — 1.8%
Cadence Design Systems, Inc. (a)(b)	9,105	94,692
Compuware Corp. (a)	11,000	91,520
Fair Isaac Corp.	700	25,088
Mentor Graphics Corp. (a)(b)	4,698	63,705
Parametric Technology Corp. (a)(b)	3,097	56,551
Quest Software, Inc. (a)	1,300	24,180
Synopsys, Inc. (a)(b)	3,532	96,070

		451,806

SPECIALTY RETAIL — 4.4%
Aaron’s, Inc. (b)	1,658	44,235
Aeropostale, Inc. (a)(b)	1,600	24,400
American Eagle Outfitters, Inc.	9,845	150,530
ANN, Inc. (a)	2,700	66,906
Ascena Retail Group, Inc. (a)	1,200	35,664
Barnes & Noble, Inc. (a)(b)	2,097	30,365
Chico’s FAS, Inc. (b)	8,500	94,690
Collective Brands, Inc. (a)(b)	3,081	44,274
Dick’s Sporting Goods, Inc. (b)	1,400	51,632
Foot Locker, Inc.	7,737	184,450
Guess?, Inc. (b)	1,100	32,802
Office Depot, Inc. (a)(b)	13,826	29,726
RadioShack Corp. (b)	5,100	49,521
Rent-A-Center, Inc. (b)	2,979	110,223
Signet Jewelers, Ltd.	2,100	92,316
Williams-Sonoma, Inc.	2,500	96,250

		1,137,984

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Hanesbrands, Inc. (a)(b)	4,872	106,502

THRIFTS & MORTGAGE FINANCE — 1.5%
Astoria Financial Corp. (b)	4,312	36,609
New York Community Bancorp, Inc. (b)	22,183	274,404
Washington Federal, Inc.	5,443	76,147

		387,160

TOBACCO — 0.2%
Universal Corp. (b)	1,225	56,301

TRADING COMPANIES & DISTRIBUTORS — 0.4%
GATX Corp. (b)	1,269	55,404
United Rentals, Inc. (a)(b)	1,972	58,273

		113,677

WATER UTILITIES — 0.3%
Aqua America, Inc. (b)	3,259	71,861

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Telephone & Data Systems, Inc. (b)	4,615	119,482

TOTAL COMMON STOCKS —
(Cost $26,111,599)		25,860,021

SHORT TERM INVESTMENTS — 27.3%
MONEY MARKET FUNDS — 27.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,021,133	7,021,133
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	55,193	55,193

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,076,326)		7,076,326

TOTAL INVESTMENTS — 127.2% (f)
(Cost $33,187,925)		32,936,347
OTHER ASSETS & LIABILITIES — (27.2)%		(7,035,031)

NET ASSETS — 100.0%		$25,901,316

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.3%
AAR Corp. (a)	6,126	$117,435
Aerovironment, Inc. (a)(b)	2,850	89,689
American Science & Engineering, Inc. (a)	1,433	97,602
Ceradyne, Inc. (a)(b)	3,833	102,648
Cubic Corp.	2,525	110,065
Curtiss-Wright Corp. (a)	7,390	261,089
GenCorp, Inc. (a)(b)	9,417	50,098
Moog, Inc. (Class A) (a)(b)	7,125	313,001
National Presto Industries, Inc. (a)	736	68,890
Orbital Sciences Corp. (b)	9,301	135,143
Teledyne Technologies, Inc. (a)(b)	5,809	318,624

		1,664,284

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	4,492	143,969
HUB Group, Inc. (Class A) (b)	5,982	193,996

		337,965

AIRLINES — 0.3%
Allegiant Travel Co. (a)(b)	2,341	124,869
SkyWest, Inc.	8,092	101,878

		226,747

AUTO COMPONENTS — 0.3%
Drew Industries, Inc. (a)(b)	3,007	73,762
Spartan Motors, Inc. (a)	5,166	24,848
Standard Motor Products, Inc. (a)	3,099	62,135
Superior Industries International, Inc. (a)	3,702	61,231

		221,976

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc. (a)(b)	4,620	34,096

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	1,337	145,145

BIOTECHNOLOGY — 0.7%
ArQule, Inc. (a)(b)	8,469	47,765
Cubist Pharmaceuticals, Inc. (a)(b)	9,755	386,493
Emergent Biosolutions, Inc. (a)(b)	3,976	66,956
Savient Pharmaceuticals, Inc. (a)(b)	10,895	24,296

		525,510

BUILDING PRODUCTS — 1.3%
A.O. Smith Corp.	6,129	245,895
AAON, Inc. (a)	2,920	59,831
Apogee Enterprises, Inc. (a)	4,499	55,158
Gibraltar Industries, Inc. (a)(b)	4,806	67,092
Griffon Corp. (a)	7,316	66,795
NCI Building Systems, Inc. (a)(b)	3,165	34,403
Quanex Building Products Corp. (a)	5,913	88,813
Simpson Manufacturing Co., Inc. (a)	6,389	215,054
Universal Forest Products, Inc. (a)	3,123	96,407

		929,448

CAPITAL MARKETS — 1.1%
Calamos Asset Management, Inc. (Class A) (a)	3,100	38,781
Financial Engines, Inc. (a)(b)	6,146	137,240
Investment Technology Group, Inc. (a)(b)	6,339	68,524
Piper Jaffray Co., Inc. (a)(b)	2,488	50,258
Prospect Capital Corp. (a)	17,403	161,674
Stifel Financial Corp. (b)	8,492	272,169
SWS Group, Inc. (a)	4,642	31,890

		760,536

CHEMICALS — 2.2%
A. Schulman, Inc. (a)	4,746	100,520
American Vanguard Corp. (a)	3,626	48,371
Balchem Corp. (a)	4,589	186,038
Calgon Carbon Corp. (a)(b)	8,978	141,044
H.B. Fuller Co.	7,774	179,657
Hawkins, Inc. (a)	1,403	51,715
Koppers Holdings, Inc.	3,300	113,388
Kraton Performance Polymers, Inc. (a)(b)	5,100	103,530
LSB Industries, Inc. (a)(b)	2,932	82,184
OM Group, Inc. (a)(b)	5,135	114,973
PolyOne Corp. (a)	14,321	165,408
Quaker Chemical Corp. (a)	2,078	80,813
Stepan Co. (a)	1,271	101,883
Tredegar Corp. (a)	3,652	81,147
Zep, Inc. (a)	3,418	47,784

		1,598,455

COMMERCIAL BANKS — 5.6%
Bank of the Ozarks, Inc. (a)	4,466	132,328
BBCN Bancorp, Inc. (b)	12,350	116,707
Boston Private Financial Holdings, Inc. (a)	12,339	97,972
City Holding Co. (a)	2,311	78,320
Columbia Banking System, Inc.	6,208	119,628
Community Bank System, Inc. (a)	5,795	161,101
F.N.B. Corp. (a)	21,999	248,809
First BanCorp- Puerto Rico (a)(b)	3,184	11,112
First Commonwealth Financial Corp. (a)	16,655	87,605
First Financial Bancorp. (a)	9,207	153,204
First Financial Bankshares, Inc. (a)	4,992	166,883
First Midwest Bancorp, Inc. (a)	11,752	119,048
Glacier Bancorp, Inc. (a)	11,370	136,781
Hanmi Financial Corp. (a)(b)	4,978	36,837
Home Bancshares, Inc. (a)	3,500	90,685
Independent Bank Corp.-Massachusetts (a)	3,421	93,359
National Penn Bancshares, Inc. (a)	19,437	164,048
NBT Bancorp, Inc. (a)	5,194	114,943
Old National Bancorp (a)	15,033	175,134
PacWest Bancorp (a)	5,330	101,004
Pinnacle Financial Partners, Inc. (a)(b)	5,466	88,276
PrivateBancorp, Inc. (a)	9,435	103,596
S&T Bancorp, Inc. (a)	4,402	86,059
Simmons First National Corp. (a)	2,713	73,766
Sterling Bancorp (a)	4,788	41,368
Susquehanna Bancshares, Inc. (a)	24,774	207,606
Texas Capital Bancshares, Inc. (a)(b)	5,905	180,752
Tompkins Financial Corp. (a)	1,275	49,100

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

UMB Financial Corp. (a)	5,135	$191,279
Umpqua Holdings Corp. (a)	18,085	224,073
United Bankshares, Inc. (a)	7,169	202,668
United Community Banks, Inc. (a)(b)	2,834	19,810
Wilshire Bancorp, Inc. (a)(b)	9,431	34,235
Wintrust Financial Corp. (a)	5,712	160,222

		4,068,318

COMMERCIAL SERVICES & SUPPLIES — 2.6%
ABM Industries, Inc. (a)	7,597	156,650
Consolidated Graphics, Inc. (b)	1,363	65,806
Encore Capital Group, Inc. (b)	3,454	73,432
G & K Services, Inc. (Class A) (a)	2,982	86,806
Healthcare Services Group, Inc. (a)	10,525	186,187
Interface, Inc. (Class A) (a)	9,139	105,464
Mobile Mini, Inc. (a)(b)	5,575	97,284
Portfolio Recovery Associates, Inc. (a)(b)	2,737	184,802
Sykes Enterprises, Inc. (b)	6,320	98,971
Tetra Tech, Inc. (a)(b)	9,882	213,352
The Geo Group, Inc. (a)(b)	9,914	166,060
The Standard Register Co.	1,857	4,327
UniFirst Corp. (a)	2,462	139,694
United Stationers, Inc. (a)	6,779	220,724
Viad Corp. (a)	3,136	54,817

		1,854,376

COMMUNICATIONS EQUIPMENT — 2.0%
Arris Group, Inc. (a)(b)	18,682	202,139
Bel Fuse, Inc. (Class B) (a)	1,631	30,581
Black Box Corp. (a)	2,833	79,437
Blue Coat Systems, Inc. (a)(b)	6,789	172,780
Comtech Telecommunications Corp. (a)	3,254	93,129
Digi International, Inc. (a)(b)	4,030	44,975
Harmonic, Inc. (a)(b)	18,348	92,474
Netgear, Inc. (a)(b)	5,917	198,634
Oplink Communications, Inc. (a)(b)	3,012	49,608
PC-Tel, Inc.	2,778	19,002
Symmetricom, Inc. (a)(b)	6,798	36,641
Tekelec (a)(b)	9,754	106,611
ViaSat, Inc. (a)(b)	6,707	309,327

		1,435,338

COMPUTERS & PERIPHERALS — 0.6%
Avid Technology, Inc. (a)(b)	4,658	39,733
Intermec, Inc. (b)	8,000	54,880
Intevac, Inc. (a)(b)	3,489	25,819
Novatel Wireless, Inc. (a)(b)	4,778	14,955
Stratasys, Inc. (a)(b)	3,362	102,238
Super Micro Computer, Inc. (a)(b)	4,366	68,459
Synaptics, Inc. (a)(b)	5,077	153,071

		459,155

CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)(b)	6,137	94,141
Comfort Systems USA, Inc. (a)	5,832	62,519
Dycom Industries, Inc. (b)	5,375	112,445
EMCOR Group, Inc. (a)	10,549	282,819
Orion Marine Group, Inc. (a)(b)	4,284	28,489

		580,413

CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc. (a)	7,083	181,750
Headwaters, Inc. (a)(b)	9,677	21,483
Texas Industries, Inc.	4,384	134,939

		338,172

CONSUMER FINANCE — 1.0%
Cash America International, Inc. (a)	4,638	216,270
Ezcorp, Inc. (a)(b)	6,920	182,480
First Cash Financial Services, Inc. (a)(b)	4,774	167,520
World Acceptance Corp. (a)(b)	2,329	171,182

		737,452

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc. (a)	5,309	65,513

DISTRIBUTORS — 0.3%
Pool Corp. (a)	7,488	225,389
VOXX International Corp. (a)(b)	3,006	25,401

		250,790

DIVERSIFIED CONSUMER SERVICES — 1.1%
American Public Education, Inc. (a)(b)	2,860	123,781
Capella Education Co. (b)	2,345	84,537
Career Education Corp. (b)	9,500	75,715
Coinstar, Inc. (a)(b)	4,858	221,719
Corinthian Colleges, Inc. (a)(b)	13,227	28,702
Hillenbrand, Inc. (a)	9,878	220,477
Lincoln Educational Services Corp. (a)	3,500	27,650
School Specialty, Inc. (a)(b)	2,428	6,070
Universal Technical Institute, Inc. (a)(b)	3,438	43,938

		832,589

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Interactive Brokers Group, Inc. (Class A)	6,180	92,329

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Atlantic Tele-Network, Inc. (a)	1,435	56,037
Cbeyond, Inc. (a)(b)	4,743	37,991
Cincinnati Bell, Inc. (a)(b)	30,750	93,173
General Communication, Inc. (Class A) (a)(b)	5,667	55,480
Lumos Networks Corp.	2,319	35,573
Neutral Tandem, Inc. (a)(b)	5,017	53,632

		331,886

ELECTRIC UTILITIES — 1.4%
ALLETE, Inc. (a)	5,086	213,510
Central Vermont Public Service Corp.	2,085	73,184
El Paso Electric Co.	6,362	220,380
UIL Holdings Corp. (a)	7,947	281,085
Unisource Energy Corp. (a)	5,827	215,133

		1,003,292

ELECTRICAL EQUIPMENT — 1.7%
AZZ, Inc. (a)	2,021	91,834

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Belden, Inc.	7,367	$245,174
Brady Corp. (Class A) (a)	8,301	262,063
Encore Wire Corp. (a)	3,083	79,850
EnerSys (a)(b)	7,500	194,775
Franklin Electric Co., Inc. (a)	2,932	127,718
II-VI, Inc. (a)(b)	8,685	159,457
Powell Industries, Inc. (a)(b)	1,462	45,731
Vicor Corp. (a)	3,111	24,763

		1,231,365

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Agilysys, Inc. (b)	2,372	18,857
Anixter International, Inc. (b)	4,375	260,925
Badger Meter, Inc.	2,364	69,573
Benchmark Electronics, Inc. (a)(b)	9,273	124,907
Brightpoint, Inc. (a)(b)	10,831	116,542
Checkpoint Systems, Inc. (a)(b)	6,347	69,436
Cognex Corp. (a)	6,634	237,431
CTS Corp. (a)	5,332	49,054
Daktronics, Inc. (a)	5,716	54,702
DTS Inc. (a)(b)	2,696	73,439
Electro Scientific Industries, Inc. (b)	3,816	55,256
FARO Technologies, Inc. (b)	2,677	123,142
FEI Co. (a)(b)	5,981	243,905
Insight Enterprises, Inc. (a)(b)	7,059	107,932
Littelfuse, Inc. (a)	3,647	156,748
Measurement Specialties, Inc. (a)(b)	2,406	67,272
Mercury Computer Systems, Inc. (a)(b)	4,846	64,403
Methode Electronics, Inc. (Class A) (a)	5,733	47,527
MTS Systems Corp. (a)	2,533	103,220
Newport Corp. (a)(b)	5,986	81,470
OSI Systems, Inc. (b)	3,123	152,340
Park Electrochemical Corp. (a)	3,307	84,725
Plexus Corp. (a)(b)	5,463	149,577
Pulse Electronics Corp. (a)	6,192	17,338
RadiSys Corp. (a)(b)	3,572	18,074
Rofin-Sinar Technologies, Inc. (a)(b)	4,539	103,716
Rogers Corp. (b)	2,578	95,025
Scansource, Inc. (a)(b)	4,282	154,152
SYNNEX Corp. (a)(b)	4,079	124,246
TTM Technologies, Inc. (a)(b)	8,152	89,346

		3,114,280

ENERGY EQUIPMENT & SERVICES — 2.4%
Basic Energy Services, Inc. (a)(b)	4,648	91,566
Bristow Group, Inc.	5,757	272,824
Exterran Holdings, Inc. (b)	9,900	90,074
Gulf Island Fabrication, Inc. (a)	2,244	65,547
Hornbeck Offshore Services, Inc. (a)(b)	5,372	166,639
ION Geophysical Corp. (a)(b)	20,106	123,250
Lufkin Industries, Inc. (a)	4,812	323,896
Matrix Service Co. (a)(b)	4,018	37,930
OYO Geospace Corp. (a)(b)	726	56,142
Pioneer Drilling Co. (b)	9,778	94,651
SEACOR Holdings, Inc. (a)(b)	3,450	306,912
Tetra Technologies, Inc. (a)(b)	12,183	113,789

		1,743,220

FOOD & STAPLES RETAILING — 1.2%
Casey’s General Stores, Inc. (a)	5,985	308,287
Nash Finch Co. (a)	1,917	56,130
Spartan Stores, Inc. (a)	3,643	67,396
The Andersons, Inc. (a)	2,897	126,483
United Natural Foods, Inc. (b)	7,716	308,717

		867,013

FOOD PRODUCTS — 2.5%
B&G Foods, Inc. (a)	7,599	182,908
Cal-Maine Foods, Inc. (a)	2,305	84,294
Calavo Growers, Inc. (a)	2,028	52,079
Darling International, Inc. (a)(b)	18,576	246,875
Diamond Foods, Inc. (a)	3,506	113,139
Hain Celestial Group, Inc. (a)(b)	7,018	257,280
J&J Snack Foods Corp. (a)	2,240	119,347
Sanderson Farms, Inc. (a)	2,929	146,831
Seneca Foods Corp. (a)(b)	1,443	37,258
Snyders-Lance, Inc. (a)	7,363	165,667
TreeHouse Foods, Inc. (a)(b)	5,648	369,266

		1,774,944

GAS UTILITIES — 2.3%
New Jersey Resources Corp. (a)	6,599	324,671
Northwest Natural Gas Co. (a)	4,225	202,504
Piedmont Natural Gas Co., Inc. (a)	11,467	389,648
South Jersey Industries, Inc.	4,759	270,359
Southwest Gas Corp. (a)	7,222	306,863
The Laclede Group, Inc. (a)	3,559	144,033

		1,638,078

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abaxis, Inc. (a)(b)	3,448	95,406
Align Technology, Inc. (b)	10,776	255,661
Analogic Corp.	1,940	111,201
Cantel Medical Corp. (a)	2,086	58,262
CONMED Corp. (a)(b)	4,430	113,718
CryoLife, Inc. (a)(b)	4,259	20,443
Cyberonics, Inc. (a)(b)	3,969	132,961
Greatbatch, Inc. (a)(b)	3,719	82,190
Haemonetics Corp. (a)(b)	3,903	238,942
ICU Medical, Inc. (a)(b)	1,895	85,275
Integra LifeSciences Holdings Corp. (a)(b)	3,144	96,930
Invacare Corp. (a)	5,028	76,878
Kensey Nash Corp. (a)(b)	1,205	23,124
Meridian Bioscience, Inc. (a)	6,505	122,554
Merit Medical Systems, Inc. (b)	6,602	88,335
Natus Medical, Inc. (a)(b)	4,657	43,915
Neogen Corp. (a)(b)	3,694	113,184
NuVasive, Inc. (b)	6,717	84,567
Palomar Medical Technologies, Inc. (b)	3,059	28,449
SonoSite, Inc. (a)(b)	2,243	120,808
SurModics, Inc. (b)	2,219	32,531
Symmetry Medical, Inc. (a)(b)	5,644	45,096
West Pharmaceutical Services, Inc. (a)	5,293	200,869

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Zoll Medical Corp. (b)	3,514	$222,014

		2,493,313

HEALTH CARE PROVIDERS & SERVICES — 4.0%
Air Methods Corp. (a)(b)	1,756	148,294
Almost Family, Inc. (a)(b)	1,296	21,488
Amedisys, Inc. (a)(b)	4,551	49,651
AMN Healthcare Services, Inc. (a)(b)	6,395	28,330
AmSurg Corp. (a)(b)	4,973	129,497
Bio-Reference Laboratories, Inc. (a)(b)	3,852	62,672
Centene Corp. (b)	7,974	315,691
Chemed Corp. (a)	3,168	162,233
Corvel Corp. (a)(b)	1,016	52,537
Cross Country Healthcare, Inc. (a)(b)	4,979	27,633
Gentiva Health Services, Inc. (b)	4,756	32,103
Hanger Orthopedic Group, Inc. (a)(b)	5,235	97,842
Healthspring, Inc. (b)	10,627	579,597
Healthways, Inc. (a)(b)	5,241	35,953
IPC The Hospitalist Co. (a)(b)	2,636	120,518
Kindred Healthcare, Inc. (a)(b)	8,226	96,820
Landauer, Inc. (a)	1,473	75,860
LHC Group, Inc. (a)(b)	2,434	31,228
Magellan Health Services, Inc. (b)	4,443	219,795
Molina Healthcare, Inc. (a)(b)	4,456	99,503
MWI Veterinary Supply, Inc. (a)(b)	2,056	136,601
PharMerica Corp. (a)(b)	4,697	71,301
PSS World Medical, Inc. (a)(b)	8,328	201,454
The Ensign Group, Inc. (a)	2,628	64,386

		2,860,987

HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs and Systems, Inc. (a)	1,706	87,194
Omnicell, Inc. (a)(b)	5,274	87,126

		174,320

HOTELS, RESTAURANTS & LEISURE — 3.1%
Biglari Holdings, Inc. (a)(b)	225	82,854
BJ’s Restaurants, Inc. (a)(b)	3,816	172,941
Boyd Gaming Corp. (a)(b)	8,588	64,066
Buffalo Wild Wings, Inc. (a)(b)	2,941	198,547
CEC Entertainment, Inc.	3,027	104,280
Cracker Barrel Old Country Store, Inc. (a)	3,672	185,105
DineEquity, Inc. (a)(b)	2,459	103,794
Interval Leisure Group, Inc. (a)(b)	6,264	85,253
Jack in the Box, Inc. (a)(b)	6,985	145,986
Marcus Corp. (a)	3,216	40,554
Marriott Vacations Worldwide Corp. (b)	4,193	71,952
Monarch Casino & Resort, Inc. (b)	1,732	17,649
Multimedia Games Holding Co., Inc. (a)(b)	4,163	33,054
O’Charleys, Inc. (a)(b)	2,885	15,839
P.F. Chang’s China Bistro, Inc. (a)	3,308	102,250
Papa John’s International, Inc. (b)	2,966	111,759
Peet’s Coffee & Tea, Inc. (b)	2,004	125,611
Pinnacle Entertainment, Inc. (a)(b)	9,786	99,426
Red Robin Gourmet Burgers, Inc. (a)(b)	1,812	50,192
Ruby Tuesday, Inc. (a)(b)	9,854	67,993
Ruth’s Hospitality Group, Inc. (a)(b)	5,561	27,638
Shuffle Master, Inc. (b)	8,448	99,011
Sonic Corp. (b)	9,690	65,214
Texas Roadhouse, Inc. (Class A) (a)	9,544	142,206

		2,213,174

HOUSEHOLD DURABLES — 1.2%
Blyth, Inc. (a)	802	45,554
Ethan Allen Interiors, Inc. (a)	4,146	98,302
Helen of Troy, Ltd. (b)	4,983	152,978
iRobot Corp. (a)(b)	4,231	126,295
La-Z-Boy, Inc. (a)(b)	8,205	97,639
M/I Homes, Inc. (a)(b)	2,866	27,514
Meritage Homes Corp. (a)(b)	4,382	101,619
Standard Pacific Corp. (a)(b)	15,739	50,050
The Ryland Group, Inc.	7,000	110,320
Universal Electronics, Inc. (a)(b)	2,288	38,598

		848,869

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	6,616	55,045
WD-40 Co.	2,556	103,288

		158,333

INDUSTRIAL CONGLOMERATES — 0.1%
Standex International Corp. (a)	2,048	69,980

INSURANCE — 2.9%
AMERISAFE, Inc. (a)(b)	2,827	65,728
Delphi Financial Group, Inc.	8,602	381,069
eHealth, Inc. (a)(b)	3,136	46,099
Employers Holdings, Inc. (a)	5,526	99,965
Horace Mann Educators Corp.	6,347	87,017
Infinity Property & Casualty Corp. (a)	1,880	106,671
Meadowbrook Insurance Group, Inc. (a)	8,096	86,465
National Financial Partners Corp. (a)(b)	6,565	88,759
Presidential Life Corp. (a)	3,334	33,307
ProAssurance Corp. (a)	4,846	386,808
RLI Corp. (a)	2,588	188,562
Safety Insurance Group, Inc. (a)	2,428	98,286
Selective Insurance Group, Inc. (a)	8,554	151,662
Stewart Information Services Corp. (a)	2,995	34,592
The Navigators Group, Inc. (a)(b)	1,785	85,109
Tower Group, Inc. (a)	6,418	129,451
United Fire & Casualty Co. (a)	3,235	65,282

		2,134,832

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	2,200	89,936
NutriSystem, Inc. (a)	4,423	57,190
PetMed Express, Inc. (a)	3,385	35,136

		182,262

INTERNET SOFTWARE & SERVICES — 1.9%
comScore, Inc. (a)(b)	5,269	111,703
DealerTrack Holdings, Inc. (a)(b)	6,539	178,253

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Digital River, Inc. (b)	5,900	$88,618
InfoSpace, Inc. (a)(b)	6,238	68,556
j2 Global, Inc. (a)	7,554	212,570
Liquidity Services, Inc. (a)(b)	3,183	117,453
LivePerson, Inc. (a)(b)	7,505	94,188
LogMeIn, Inc. (a)(b)	3,376	130,145
Perficient, Inc. (a)(b)	4,841	48,458
RightNow Technologies, Inc. (a)(b)	4,055	173,270
Stamps.com, Inc. (a)(b)	1,980	51,737
United Online, Inc. (a)	14,075	76,568
XO Group, Inc. (a)(b)	4,624	38,564

		1,390,083

IT SERVICES — 2.2%
CACI International, Inc. (Class A) (a)(b)	4,202	234,976
Cardtronics, Inc. (b)	6,971	188,635
CIBER, Inc. (a)(b)	11,393	43,977
CSG Systems International, Inc. (a)(b)	5,405	79,508
Forrester Research, Inc. (a)(b)	2,306	78,266
Heartland Payment Systems, Inc. (a)	6,236	151,909
Higher One Holdings, Inc. (b)	4,865	89,711
iGate Corp. (a)(b)	4,783	75,237
MAXIMUS, Inc.	5,338	220,726
NCI, Inc. (Class A) (a)(b)	1,230	14,329
TeleTech Holdings, Inc. (a)(b)	3,992	64,670
Virtusa Corp. (a)(b)	2,925	42,354
Wright Express Corp. (b)	6,097	330,945

		1,615,243

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Arctic Cat, Inc. (a)(b)	1,948	43,927
Brunswick Corp. (a)	14,132	255,224
Callaway Golf Co. (a)	10,104	55,875
JAKKS Pacific, Inc. (a)	4,173	58,881
Sturm Ruger & Co, Inc. (a)	3,051	102,087

		515,994

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Affymetrix, Inc. (a)(b)	10,898	44,573
Cambrex Corp. (a)(b)	4,659	33,452
Enzo Biochem, Inc. (a)(b)	5,110	11,446
eResearch Technology, Inc. (a)(b)	6,648	31,179
PAREXEL International Corp. (a)(b)	9,369	194,313

		314,963

MACHINERY — 3.7%
Actuant Corp. (Class A) (a)	10,958	248,637
Albany International Corp. (Class A) (a)	4,481	103,601
Astec Industries, Inc. (a)(b)	3,185	102,589
Barnes Group, Inc. (a)	7,469	180,078
Briggs & Stratton Corp. (a)	7,880	122,061
Cascade Corp. (a)	1,323	62,406
CIRCOR International, Inc. (a)	2,762	97,526
EnPro Industries, Inc. (a)(b)	3,297	108,735
ESCO Technologies, Inc. (a)	4,255	122,459
Federal Signal Corp. (a)(b)	9,561	39,678
John Bean Technologies Corp. (a)	4,576	70,333
Kaydon Corp. (a)	5,085	155,092
Lindsay Corp.	2,038	111,866
Lydall, Inc. (a)(b)	2,748	26,078
Mueller Industries, Inc. (a)	6,053	232,556
Robbins & Myers, Inc.	7,289	353,881
Tennant Co. (a)	2,949	114,628
The Toro Co. (a)	4,844	293,837
Watts Water Technologies, Inc. (Class A) (a)	4,593	157,127

		2,703,168

MEDIA — 0.7%
Arbitron, Inc. (a)	4,335	149,167
Digital Generation, Inc. (a)(b)	4,242	50,565
Harte-Hanks, Inc. (a)	6,934	63,030
Live Nation Entertainment, Inc. (b)	23,361	194,130
The E.W. Scripps Co. (Class A) (b)	5,142	41,187

		498,079

METALS & MINING — 1.1%
A.M. Castle & Co. (a)(b)	2,591	24,511
AK Steel Holding Corp. (a)	17,500	144,550
AMCOL International Corp. (a)	3,958	106,272
Century Aluminum Co. (a)(b)	8,704	74,071
Haynes International, Inc. (a)	1,863	101,720
Kaiser Aluminum Corp. (a)	2,536	116,352
Materion Corp. (a)(b)	3,256	79,056
Olympic Steel, Inc. (a)	1,433	33,417
RTI International Metals, Inc. (a)(b)	4,741	110,039

		789,988

MULTI-UTILITIES — 0.8%
Avista Corp. (a)	9,177	236,308
CH Energy Group, Inc. (a)	2,393	139,703
NorthWestern Corp.	5,692	203,717

		579,728

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A) (a)	6,021	87,786
Tuesday Morning Corp. (a)(b)	6,796	23,446

		111,232

OIL, GAS & CONSUMABLE FUELS — 1.7%
Approach Resources, Inc. (b)	4,241	124,728
Contango Oil & Gas Co. (a)(b)	2,017	117,349
GeoResources, Inc. (a)(b)	3,108	91,096
Gulfport Energy Corp. (a)(b)	7,061	207,947
Overseas Shipholding Group, Inc. (a)	4,184	45,731
Penn Virginia Corp. (a)	7,052	37,305
Petroleum Development Corp. (a)(b)	3,739	131,276
Petroquest Energy, Inc. (a)(b)	9,019	59,525
Stone Energy Corp. (a)(b)	7,769	204,946
Swift Energy Co. (a)(b)	6,761	200,937

		1,220,840

PAPER & FOREST PRODUCTS — 1.1%
Buckeye Technologies, Inc. (a)	6,247	208,900
Clearwater Paper Corp. (b)	3,553	126,522
Deltic Timber Corp. (a)	1,669	100,791
KapStone Paper and Packaging Corp. (b)	6,169	97,100
Neenah Paper, Inc. (a)	2,334	52,095

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Schweitzer-Mauduit International, Inc. (a)	2,584	$171,733
Wausau Paper Corp. (a)	7,794	64,378

		821,519

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc. (a)	2,507	39,009
Medifast, Inc. (a)(b)	2,161	29,649
Prestige Brands Holdings, Inc. (a)(b)	8,000	90,160

		158,818

PHARMACEUTICALS — 2.2%
Hi-Tech Pharmacal Co., Inc. (b)	1,570	61,057
Par Pharmaceutical Cos., Inc. (a)(b)	5,675	185,743
Questcor Pharmaceuticals, Inc. (b)	9,966	414,386
Salix Pharmaceuticals, Ltd. (a)(b)	9,336	446,728
The Medicines Co. (b)	8,406	156,688
ViroPharma, Inc. (a)(b)	11,128	304,796

		1,569,398

PROFESSIONAL SERVICES — 1.0%
CDI Corp. (a)	1,961	27,081
Exponent, Inc. (a)(b)	2,103	96,675
Heidrick & Struggles International, Inc. (a)	2,778	59,838
Insperity, Inc. (a)	3,596	91,159
Kelly Services, Inc. (Class A) (a)	4,384	59,973
Navigant Consulting, Inc. (b)	8,304	94,749
On Assignment, Inc. (a)(b)	5,874	65,671
Resources Connection, Inc. (a)	7,020	74,342
The Dolan Co. (a)(b)	4,795	40,853
TrueBlue, Inc. (a)(b)	6,371	88,430

		698,771

REAL ESTATE INVESTMENT TRUSTS — 7.8%
Acadia Realty Trust (a)	6,743	135,804
BioMed Realty Trust, Inc. (a)	24,359	440,411
Cedar Shopping Centers, Inc. (a)	8,786	37,868
Colonial Properties Trust	13,821	288,306
Cousins Properties, Inc.	16,400	105,124
DiamondRock Hospitality Co.	26,561	256,048
EastGroup Properties, Inc.	4,240	184,355
Entertainment Properties Trust (a)	7,441	325,246
Extra Space Storage, Inc. (a)	14,965	362,602
Franklin Street Properties Corp. (a)	11,403	113,460
Getty Realty Corp. (a)	4,212	58,757
Healthcare Realty Trust, Inc. (a)	12,313	228,899
Inland Real Estate Corp.	12,068	91,837
Kilroy Realty Corp. (a)	9,273	353,023
Kite Realty Group Trust	9,829	44,329
LaSalle Hotel Properties	13,244	320,637
Lexington Realty Trust (a)	21,143	158,361
LTC Properties, Inc. (a)	4,820	148,745
Medical Properties Trust, Inc. (a)	17,564	173,357
Mid-America Apartment Communities, Inc. (a)	5,944	371,797
Parkway Properties, Inc. (a)	3,433	33,849
Pennsylvania Real Estate Investment Trust	8,766	91,517
Post Properties, Inc.	8,190	358,067
PS Business Parks, Inc.	2,950	163,519
Saul Centers, Inc.	1,885	66,767
Sovran Self Storage, Inc.	4,372	186,553
Tanger Factory Outlet Centers, Inc. (a)	13,730	402,564
Universal Health Realty Income Trust	1,961	76,479
Urstadt Biddle Properties, Inc. (Class A) (a)	3,575	64,636

		5,642,917

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	5,580	84,425

ROAD & RAIL — 0.9%
Arkansas Best Corp. (a)	4,018	77,427
Heartland Express, Inc. (a)	9,106	130,125
Knight Transportation, Inc. (a)	9,277	145,092
Old Dominion Freight Line, Inc. (b)	7,412	300,408

		653,052

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Advanced Energy Industries, Inc. (a)(b)	7,026	75,389
ATMI, Inc. (b)	4,993	100,010
Brooks Automation, Inc. (a)	10,229	105,052
Cabot Microelectronics Corp. (a)(b)	3,594	169,817
CEVA, Inc. (a)(b)	3,748	113,414
Cirrus Logic, Inc. (a)(b)	10,139	160,703
Cohu, Inc. (a)	3,775	42,846
Cymer, Inc. (a)(b)	4,820	239,843
Diodes, Inc. (a)(b)	5,807	123,689
DSP Group, Inc. (a)(b)	3,535	18,417
Entropic Communications, Inc. (b)	13,707	70,043
Exar Corp. (a)(b)	6,894	44,811
GT Advanced Technologies, Inc. (a)(b)	20,185	146,139
Hittite Microwave Corp. (b)	4,434	218,951
Kopin Corp. (a)(b)	10,465	40,604
Kulicke & Soffa Industries, Inc. (a)(b)	11,528	106,634
Micrel, Inc. (a)	7,752	78,373
Microsemi Corp. (b)	13,772	230,681
MKS Instruments, Inc. (a)	8,349	232,269
Monolithic Power Systems, Inc. (b)	4,614	69,533
Nanometrics, Inc. (b)	2,694	49,623
Pericom Semiconductor Corp. (a)(b)	3,767	28,667
Power Integrations, Inc. (a)	4,423	146,667
Rubicon Technology, Inc. (b)	2,810	26,386
Rudolph Technologies, Inc. (a)(b)	4,933	45,680
Sigma Designs, Inc. (a)(b)	4,991	29,946
Standard Microsystems Corp. (a)(b)	3,584	92,360
STR Holdings, Inc. (b)	6,539	53,816
Supertex, Inc. (a)(b)	2,013	38,005
Tessera Technologies, Inc. (b)	8,178	136,982
TriQuint Semiconductor, Inc. (a)(b)	26,354	128,344
Ultratech, Inc. (b)	4,032	99,066
Veeco Instruments, Inc. (a)(b)	6,119	127,275
Volterra Semiconductor Corp. (a)(b)	3,870	99,111

		3,489,146

SOFTWARE — 4.1%
Blackbaud, Inc. (a)	6,914	191,518
Bottomline Technologies, Inc. (a)(b)	5,744	133,088

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

CommVault Systems, Inc. (b)	6,909	$295,152
Ebix, Inc. (a)	4,961	109,638
EPIQ Systems, Inc. (a)	4,973	59,775
Interactive Intelligence Group (a)(b)	2,236	51,249
JDA Software Group, Inc. (b)	6,699	216,981
Manhattan Associates, Inc. (a)(b)	3,262	132,046
MicroStrategy, Inc. (b)	1,250	135,400
Monotype Imaging Holdings, Inc. (a)(b)	5,749	89,627
Netscout Systems, Inc. (b)	5,441	95,762
OPNET Technologies, Inc. (a)	2,303	84,451
Progress Software Corp. (a)(b)	10,142	196,248
Quality Systems, Inc. (a)	6,192	229,042
Sourcefire, Inc. (a)(b)	4,497	145,613
Synchronoss Technologies, Inc. (a)(b)	4,254	128,513
Take-Two Interactive Software, Inc. (b)	13,683	185,405
Taleo Corp. (Class A) (b)	6,616	255,973
THQ, Inc. (a)(b)	10,549	8,017
Tyler Technologies, Inc. (a)(b)	3,851	115,954
Websense, Inc. (a)(b)	6,108	114,403

		2,973,855

SPECIALTY RETAIL — 4.7%
Big 5 Sporting Goods Corp. (a)	3,436	35,872
Brown Shoe Co., Inc. (a)	6,637	59,069
Cabela’s, Inc. (a)(b)	6,834	173,720
Christopher & Banks Corp.	5,416	12,673
Coldwater Creek, Inc. (a)(b)	13,370	15,777
Genesco, Inc. (a)(b)	3,851	237,761
Group 1 Automotive, Inc. (a)	3,553	184,045
Haverty Furniture Cos., Inc. (a)	3,005	32,995
Hibbett Sports, Inc. (a)(b)	4,137	186,910
Hot Topic, Inc. (a)	6,516	43,071
Jos. A. Bank Clothiers, Inc. (a)(b)	4,391	214,105
Kirkland’s, Inc. (a)(b)	2,713	36,083
Lithia Motors, Inc. (Class A) (a)	3,439	75,177
Lumber Liquidators Holdings, Inc. (b)	4,340	76,644
MarineMax, Inc. (a)(b)	3,589	23,400
Midas, Inc. (a)(b)	2,316	19,894
Monro Muffler Brake, Inc. (a)	4,912	190,537
OfficeMax, Inc. (a)(b)	13,631	61,885
Pep Boys-Manny, Moe & Jack (a)	8,304	91,344
Rue21, Inc. (a)(b)	2,504	54,086
Select Comfort Corp. (b)	8,905	193,150
Sonic Automotive, Inc. (Class A) (a)	5,499	81,440
Stage Stores, Inc. (a)	4,872	67,672
Stein Mart, Inc. (a)(b)	4,224	28,765
The Buckle, Inc. (a)	4,262	174,188
The Cato Corp. (Class A) (a)	4,686	113,401
The Children’s Place Retail Stores, Inc. (a)(b)	3,912	207,806
The Finish Line, Inc. (Class A) (a)	8,216	158,446
The Men’s Wearhouse, Inc. (a)	8,110	262,845
Vitamin Shoppe, Inc. (a)(b)	4,623	184,365
Zale Corp. (a)(b)	4,194	15,979
Zumiez, Inc. (a)(b)	3,472	96,383

		3,409,488

TEXTILES, APPAREL & LUXURY GOODS — 2.6%
Carter’s, Inc. (a)(b)	8,040	320,072
Crocs, Inc. (a)(b)	14,300	211,211
Iconix Brand Group, Inc. (a)(b)	11,701	190,609
K-Swiss, Inc. (Class A) (a)(b)	4,107	11,992
Liz Claiborne, Inc. (a)(b)	15,003	129,476
Maidenform Brands, Inc. (a)(b)	3,677	67,289
Movado Group, Inc. (a)	2,707	49,186
Oxford Industries, Inc. (a)	2,236	100,888
Perry Ellis International, Inc. (b)	1,972	28,042
Quiksilver, Inc. (a)(b)	19,349	69,850
Skechers U.S.A., Inc. (a)(b)	5,880	71,266
Steven Madden, Ltd. (a)(b)	6,016	207,552
True Religion Apparel, Inc. (b)	4,084	141,225
Wolverine World Wide, Inc. (a)	7,651	272,682

		1,871,340

THRIFTS & MORTGAGE FINANCE — 0.9%
Bank Mutual Corp. (a)	7,284	23,163
Brookline Bancorp, Inc. (a)	11,056	93,313
Dime Community Bancshares (a)	4,333	54,596
Northwest Bancshares, Inc.	15,438	192,049
Oritani Financial Corp. (a)	7,233	92,365
Provident Financial Services, Inc. (a)	8,477	113,507
TrustCo Bank Corp. NY (a)	14,801	83,033

		652,026

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	13,514	36,758

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc. (a)	6,618	232,755
Kaman Corp. (a)	4,157	113,568
Lawson Products, Inc. (a)	632	9,752

		356,075

WATER UTILITIES — 0.1%
American States Water Co. (a)	3,014	105,189

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp.	2,319	47,261
USA Mobility, Inc. (a)	3,478	48,240

		95,501

TOTAL COMMON STOCKS —
(Cost $75,098,921)		72,356,351

SHORT TERM INVESTMENTS — 28.9%
MONEY MARKET FUNDS — 28.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	20,884,410	20,884,410
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	65,674	65,674

TOTAL SHORT TERM INVESTMENTS —
(Cost $20,950,084)		20,950,084

TOTAL INVESTMENTS — 128.8% (g)
(Cost $96,049,005)		93,306,435
OTHER ASSETS & LIABILITIES — (28.8)%		(20,876,530)

NET ASSETS — 100.0%		$72,429,905

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.4%
Aerovironment, Inc. (a)	10,902	$343,086
American Science & Engineering, Inc.	5,510	375,286
Cubic Corp.	9,778	426,223
Moog, Inc. (Class A) (a)	18,100	795,133
National Presto Industries, Inc. (b)	2,986	279,490
Teledyne Technologies, Inc. (a)	22,800	1,250,580

		3,469,798

AIR FREIGHT & LOGISTICS — 0.7%
Forward Air Corp.	17,576	563,311
HUB Group, Inc. (Class A) (a)	13,176	427,297

		990,608

AIRLINES — 0.3%
Allegiant Travel Co. (a)(b)	9,313	496,755

BEVERAGES — 0.4%
Boston Beer Co., Inc. (Class A) (a)(b)	5,181	562,449

BIOTECHNOLOGY — 1.3%
ArQule, Inc. (a)(b)	33,927	191,348
Cubist Pharmaceuticals, Inc. (a)(b)	37,991	1,505,204
Emergent Biosolutions, Inc. (a)	10,443	175,860
Savient Pharmaceuticals, Inc. (a)(b)	21,658	48,297

		1,920,709

BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	10,332	414,520
AAON, Inc. (b)	6,226	127,571
NCI Building Systems, Inc. (a)	3,450	37,501
Simpson Manufacturing Co., Inc.	11,000	370,260

		949,852

CAPITAL MARKETS — 0.8%
Financial Engines, Inc. (a)(b)	24,136	538,957
Stifel Financial Corp. (a)(b)	18,857	604,367

		1,143,324

CHEMICALS — 1.8%
American Vanguard Corp. (b)	5,500	73,370
Balchem Corp. (b)	17,840	723,234
Calgon Carbon Corp. (a)	15,057	236,546
H.B. Fuller Co.	13,900	321,229
Hawkins, Inc.	5,553	204,684
Koppers Holdings, Inc.	6,142	211,039
Kraton Performance Polymers, Inc. (a)	11,301	229,410
LSB Industries, Inc. (a)(b)	5,702	159,827
Quaker Chemical Corp. (b)	4,687	182,277
Stepan Co.	3,600	288,576

		2,630,192

COMMERCIAL BANKS — 1.8%
Bank of the Ozarks, Inc. (b)	10,191	301,959
City Holding Co. (b)	4,000	135,560
Community Bank System, Inc. (b)	10,465	290,927
First Financial Bancorp.	16,158	268,869
First Financial Bankshares, Inc. (b)	11,072	370,137
Hanmi Financial Corp. (a)	6,800	50,320
Home Bancshares, Inc.	5,700	147,687
PacWest Bancorp (b)	6,800	128,860
Texas Capital Bancshares, Inc. (a)	9,900	303,039
Tompkins Financial Corp. (b)	3,591	138,290
UMB Financial Corp. (b)	12,413	462,384

		2,598,032

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Consolidated Graphics, Inc. (a)	3,340	161,255
Encore Capital Group, Inc. (a)	9,839	209,177
Healthcare Services Group, Inc. (b)	26,346	466,061
Portfolio Recovery Associates, Inc. (a)(b)	10,533	711,188
Tetra Tech, Inc. (a)	22,781	491,842
UniFirst Corp. (b)	6,859	389,180

		2,428,703

COMMUNICATIONS EQUIPMENT — 1.7%
Blue Coat Systems, Inc. (a)(b)	15,082	383,837
Netgear, Inc. (a)	23,219	779,462
Oplink Communications, Inc. (a)	7,414	122,109
ViaSat, Inc. (a)(b)	26,087	1,203,132

		2,488,540

COMPUTERS & PERIPHERALS — 0.6%
Stratasys, Inc. (a)	8,738	265,722
Synaptics, Inc. (a)	19,891	599,714

		865,436

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	10,023	257,190
Headwaters, Inc. (a)(b)	15,400	34,188

		291,378

CONSUMER FINANCE — 2.0%
Cash America International, Inc. (b)	18,102	844,096
Ezcorp, Inc. (a)	27,085	714,231
First Cash Financial Services, Inc. (a)	18,552	650,990
World Acceptance Corp. (a)	9,047	664,955

		2,874,272

DISTRIBUTORS — 0.3%
Pool Corp.	13,800	415,380

DIVERSIFIED CONSUMER SERVICES — 1.6%
American Public Education, Inc. (a)(b)	11,018	476,859
Capella Education Co. (a)	8,920	321,566
Coinstar, Inc. (a)(b)	18,963	865,472
Hillenbrand, Inc. (b)	25,879	577,619
Universal Technical Institute, Inc. (a)	7,864	100,502

		2,342,018

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Atlantic Tele-Network, Inc. (b)	5,690	222,195
General Communication, Inc. (Class A) (a)	9,455	92,564
Neutral Tandem, Inc. (a)	13,791	147,426

		462,185

ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	10,000	419,800
Central Vermont Public Service Corp.	4,000	140,400
El Paso Electric Co.	15,413	533,906
UIL Holdings Corp.	11,800	417,366

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Unisource Energy Corp.	13,700	$505,804

		2,017,276

ELECTRICAL EQUIPMENT — 1.3%
AZZ, Inc. (b)	7,731	351,297
Belden, Inc.	10,649	354,399
Franklin Electric Co., Inc.	11,600	505,296
II-VI, Inc. (a)	33,706	618,842
Vicor Corp.	6,421	51,111

		1,880,945

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Badger Meter, Inc.	6,303	185,497
Cognex Corp. (b)	25,971	929,502
DTS Inc. (a)(b)	10,349	281,907
FARO Technologies, Inc. (a)	10,310	474,260
FEI Co. (a)	16,011	652,929
Littelfuse, Inc. (b)	14,212	610,832
Measurement Specialties, Inc. (a)(b)	6,180	172,793
Mercury Computer Systems, Inc. (a)(b)	10,203	135,598
MTS Systems Corp. (b)	9,671	394,093
OSI Systems, Inc. (a)	12,121	591,262
Park Electrochemical Corp. (b)	5,519	141,397
Rofin-Sinar Technologies, Inc. (a)	8,456	193,220
Rogers Corp. (a)	6,376	235,019

		4,998,309

ENERGY EQUIPMENT & SERVICES — 2.4%
Basic Energy Services, Inc. (a)(b)	6,344	124,977
Hornbeck Offshore Services, Inc. (a)	10,700	331,914
ION Geophysical Corp. (a)(b)	25,180	154,353
Lufkin Industries, Inc. (b)	18,799	1,265,361
OYO Geospace Corp. (a)(b)	2,824	218,380
Pioneer Drilling Co. (a)	16,400	158,752
SEACOR Holdings, Inc. (a)	13,408	1,192,775

		3,446,512

FOOD & STAPLES RETAILING — 1.3%
Casey’s General Stores, Inc.	23,500	1,210,485
United Natural Foods, Inc. (a)	17,762	710,658

		1,921,143

FOOD PRODUCTS — 3.1%
B&G Foods, Inc. (b)	13,500	324,945
Calavo Growers, Inc. (b)	4,713	121,030
Darling International, Inc. (a)	34,007	451,953
Diamond Foods, Inc. (b)	8,203	264,711
Hain Celestial Group, Inc. (a)	17,138	628,279
J&J Snack Foods Corp.	8,889	473,606
Sanderson Farms, Inc.	11,600	581,508
Snyders-Lance, Inc. (b)	12,367	278,257
TreeHouse Foods, Inc. (a)	22,211	1,452,155

		4,576,444

GAS UTILITIES — 2.4%
New Jersey Resources Corp.	13,800	678,960
Northwest Natural Gas Co.	9,739	466,790
Piedmont Natural Gas Co., Inc.	20,459	695,197
South Jersey Industries, Inc.	18,638	1,058,825
Southwest Gas Corp.	13,000	552,370

		3,452,142

HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%
Abaxis, Inc. (a)(b)	13,407	370,972
Align Technology, Inc. (a)	28,263	670,540
Analogic Corp.	7,564	433,569
Cantel Medical Corp.	5,399	150,794
Cyberonics, Inc. (a)(b)	15,379	515,197
Greatbatch, Inc. (a)	9,813	216,867
Haemonetics Corp. (a)(b)	15,410	943,400
ICU Medical, Inc. (a)(b)	7,468	336,060
Integra LifeSciences Holdings Corp. (a)	8,917	274,911
Kensey Nash Corp. (a)(b)	3,286	63,058
Meridian Bioscience, Inc. (b)	14,912	280,942
Merit Medical Systems, Inc. (a)	15,298	204,687
Neogen Corp. (a)(b)	14,392	440,971
NuVasive, Inc. (a)	26,042	327,869
SonoSite, Inc. (a)(b)	8,624	464,489
SurModics, Inc. (a)	3,146	46,120
West Pharmaceutical Services, Inc. (b)	13,514	512,856
Zoll Medical Corp. (a)	13,700	865,566

		7,118,868

HEALTH CARE PROVIDERS & SERVICES — 5.4%
Air Methods Corp. (a)(b)	6,973	588,870
AmSurg Corp. (a)	12,200	317,688
Bio-Reference Laboratories, Inc. (a)(b)	9,534	155,118
Centene Corp. (a)	20,800	823,472
Chemed Corp. (b)	12,294	629,576
Corvel Corp. (a)	3,967	205,134
Healthspring, Inc. (a)	41,469	2,261,719
IPC The Hospitalist Co. (a)(b)	10,177	465,292
Landauer, Inc. (b)	5,825	299,988
Magellan Health Services, Inc. (a)	17,211	851,428
MWI Veterinary Supply, Inc. (a)(b)	7,812	519,029
PSS World Medical, Inc. (a)(b)	20,467	495,097
The Ensign Group, Inc. (b)	10,274	251,713

		7,864,124

HEALTH CARE TECHNOLOGY — 0.3%
Computer Programs and Systems, Inc.	6,781	346,577
Omnicell, Inc. (a)	8,369	138,256

		484,833

HOTELS, RESTAURANTS & LEISURE — 3.4%
Biglari Holdings, Inc. (a)	881	324,420
BJ’s Restaurants, Inc. (a)(b)	14,903	675,404
Buffalo Wild Wings, Inc. (a)(b)	11,281	761,580
CEC Entertainment, Inc.	11,641	401,033
Cracker Barrel Old Country Store, Inc. (b)	9,191	463,318
DineEquity, Inc. (a)	9,558	403,443
Interval Leisure Group, Inc. (a)	11,276	153,466
Multimedia Games Holding Co., Inc. (a)	5,600	44,464
P.F. Chang’s China Bistro, Inc.	7,974	246,476
Papa John’s International, Inc. (a)	11,440	431,059
Peet’s Coffee & Tea, Inc. (a)	7,937	497,491

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Shuffle Master, Inc. (a)	14,528	$170,268
Texas Roadhouse, Inc. (Class A) (b)	22,014	328,009

		4,900,431

HOUSEHOLD DURABLES — 0.8%
Blyth, Inc. (b)	2,200	124,960
Helen of Troy, Ltd. (a)	11,100	340,770
iRobot Corp. (a)(b)	16,729	499,361
The Ryland Group, Inc.	13,200	208,032

		1,173,123

HOUSEHOLD PRODUCTS — 0.3%
WD-40 Co.	9,897	399,938

INSURANCE — 2.0%
eHealth, Inc. (a)	8,553	125,729
Infinity Property & Casualty Corp.	7,300	414,202
ProAssurance Corp.	18,800	1,500,616
RLI Corp. (b)	10,300	750,458
The Navigators Group, Inc. (a)	3,700	176,416

		2,967,421

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	8,398	343,310

INTERNET SOFTWARE & SERVICES — 2.8%
comScore, Inc. (a)(b)	19,952	422,982
DealerTrack Holdings, Inc. (a)	14,124	385,020
InfoSpace, Inc. (a)	24,300	267,057
j2 Global, Inc. (b)	29,024	816,735
Liquidity Services, Inc. (a)(b)	12,421	458,335
LivePerson, Inc. (a)(b)	29,227	366,799
LogMeIn, Inc. (a)(b)	13,050	503,077
RightNow Technologies, Inc. (a)	15,831	676,459
Stamps.com, Inc. (a)(b)	7,889	206,140

		4,102,604

IT SERVICES — 3.5%
CACI International, Inc. (Class A) (a)	16,300	911,496
Cardtronics, Inc. (a)	16,786	454,229
CSG Systems International, Inc. (a)	12,593	185,243
Forrester Research, Inc. (a)(b)	9,184	311,705
Heartland Payment Systems, Inc.	15,100	367,836
Higher One Holdings, Inc. (a)	19,200	354,048
iGate Corp. (a)(b)	8,509	133,847
MAXIMUS, Inc.	20,758	858,343
TeleTech Holdings, Inc. (a)	5,744	93,053
Virtusa Corp. (a)(b)	5,423	78,525
Wright Express Corp. (a)(b)	23,869	1,295,609

		5,043,934

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp. (b)	17,602	317,892
Sturm Ruger & Co, Inc.	11,810	395,163

		713,055

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Enzo Biochem, Inc. (a)(b)	8,720	19,533
eResearch Technology, Inc. (a)	12,472	58,493
PAREXEL International Corp. (a)	16,043	332,732

		410,758

MACHINERY — 2.5%
Cascade Corp. (b)	2,520	118,868
CIRCOR International, Inc.	4,408	155,647
Kaydon Corp. (b)	7,726	235,643
Lindsay Corp.	7,843	430,502
Robbins & Myers, Inc.	20,379	989,400
Tennant Co. (b)	7,824	304,119
The Toro Co.	18,889	1,145,807
Watts Water Technologies, Inc. (Class A)	9,300	318,153

		3,698,139

MEDIA — 0.4%
Arbitron, Inc.	16,792	577,813

METALS & MINING — 0.3%
AMCOL International Corp. (b)	9,126	245,033
Haynes International, Inc.	4,779	260,934

		505,967

MULTI-UTILITIES — 0.5%
CH Energy Group, Inc. (b)	5,600	326,928
NorthWestern Corp.	11,600	415,164

		742,092

OIL, GAS & CONSUMABLE FUELS — 1.4%
Approach Resources, Inc. (a)(b)	16,450	483,794
Contango Oil & Gas Co. (a)	7,832	455,666
GeoResources, Inc. (a)	12,345	361,832
Gulfport Energy Corp. (a)(b)	18,195	535,843
Petroleum Development Corp. (a)(b)	5,786	203,146

		2,040,281

PAPER & FOREST PRODUCTS — 1.5%
Buckeye Technologies, Inc.	16,010	535,374
Clearwater Paper Corp. (a)	8,400	299,124
Deltic Timber Corp. (b)	6,664	402,439
KapStone Paper and Packaging Corp. (a)	16,830	264,904
Schweitzer-Mauduit International, Inc.	9,982	663,404

		2,165,245

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc. (b)	5,100	79,356
Medifast, Inc. (a)(b)	8,469	116,195

		195,551

PHARMACEUTICALS — 4.1%
Hi-Tech Pharmacal Co., Inc. (a)(b)	6,300	245,007
Par Pharmaceutical Cos., Inc. (a)	16,395	536,608
Questcor Pharmaceuticals, Inc. (a)	38,760	1,611,641
Salix Pharmaceuticals, Ltd. (a)(b)	36,492	1,746,142
The Medicines Co. (a)	32,735	610,181
ViroPharma, Inc. (a)	43,538	1,192,506

		5,942,085

PROFESSIONAL SERVICES — 0.4%
Exponent, Inc. (a)	8,147	374,518
The Dolan Co. (a)(b)	18,578	158,284

		532,802

REAL ESTATE INVESTMENT TRUSTS — 6.1%
Acadia Realty Trust	15,917	320,568

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Colonial Properties Trust	15,613	$325,687
EastGroup Properties, Inc. (b)	16,549	719,551
Entertainment Properties Trust (b)	15,335	670,293
Extra Space Storage, Inc. (b)	28,510	690,797
Healthcare Realty Trust, Inc.	19,746	367,078
Inland Real Estate Corp. (b)	14,806	112,674
Kilroy Realty Corp. (b)	18,404	700,640
LTC Properties, Inc.	10,123	312,396
Mid-America Apartment Communities, Inc.	23,310	1,458,040
Post Properties, Inc.	17,966	785,473
PS Business Parks, Inc.	11,506	637,778
Saul Centers, Inc.	4,960	175,683
Sovran Self Storage, Inc.	9,291	396,447
Tanger Factory Outlet Centers, Inc.	31,530	924,460
Universal Health Realty Income Trust (b)	5,209	203,151
Urstadt Biddle Properties, Inc. (Class A)	6,862	124,065

		8,924,781

ROAD & RAIL — 0.9%
Heartland Express, Inc. (b)	15,309	218,765
Knight Transportation, Inc. (b)	16,336	255,495
Old Dominion Freight Line, Inc. (a)	20,977	850,198

		1,324,458

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.1%
ATMI, Inc. (a)(b)	8,557	171,397
Brooks Automation, Inc.	27,100	278,317
Cabot Microelectronics Corp. (a)(b)	13,925	657,956
CEVA, Inc. (a)(b)	14,572	440,949
Cirrus Logic, Inc. (a)(b)	39,454	625,346
Cymer, Inc. (a)(b)	18,879	939,419
Diodes, Inc. (a)(b)	14,184	302,119
Entropic Communications, Inc. (a)	54,248	277,207
Exar Corp. (a)(b)	27,632	179,608
GT Advanced Technologies, Inc. (a)(b)	78,482	568,210
Hittite Microwave Corp. (a)	17,190	848,842
Kopin Corp. (a)(b)	19,697	76,424
Kulicke & Soffa Industries, Inc. (a)(b)	44,822	414,604
Micrel, Inc.	19,366	195,790
Microsemi Corp. (a)	38,015	636,751
MKS Instruments, Inc.	20,343	565,942
Monolithic Power Systems, Inc. (a)	11,859	178,715
Nanometrics, Inc. (a)(b)	7,133	131,390
Power Integrations, Inc. (b)	17,284	573,138
Rubicon Technology, Inc. (a)	10,772	101,149
Standard Microsystems Corp. (a)	6,101	157,223
STR Holdings, Inc. (a)	16,103	132,528
Supertex, Inc. (a)(b)	2,865	54,091
Tessera Technologies, Inc. (a)	20,631	345,569
TriQuint Semiconductor, Inc. (a)	59,553	290,023
Ultratech, Inc. (a)	10,744	263,980
Veeco Instruments, Inc. (a)(b)	23,901	497,141
Volterra Semiconductor Corp. (a)(b)	15,155	388,120

		10,291,948

SOFTWARE — 6.8%
Blackbaud, Inc. (b)	26,745	740,837
Bottomline Technologies, Inc. (a)	14,500	335,965
CommVault Systems, Inc. (a)	26,881	1,148,356
Ebix, Inc. (b)	19,257	425,580
EPIQ Systems, Inc.	9,200	110,584
Interactive Intelligence Group (a)	9,006	206,418
JDA Software Group, Inc. (a)	26,282	851,274
Manhattan Associates, Inc. (a)	12,756	516,363
MicroStrategy, Inc. (a)	5,000	541,600
Monotype Imaging Holdings, Inc. (a)	11,092	172,924
Netscout Systems, Inc. (a)	21,311	375,074
OPNET Technologies, Inc. (b)	9,200	337,364
Progress Software Corp. (a)(b)	18,572	359,368
Quality Systems, Inc.	24,352	900,780
Sourcefire, Inc. (a)(b)	17,834	577,465
Synchronoss Technologies, Inc. (a)(b)	16,454	497,075
Taleo Corp. (Class A) (a)	25,621	991,276
Tyler Technologies, Inc. (a)(b)	14,990	451,349
Websense, Inc. (a)(b)	23,949	448,565

		9,988,217

SPECIALTY RETAIL — 4.9%
Genesco, Inc. (a)	14,956	923,383
Hibbett Sports, Inc. (a)	16,358	739,054
Jos. A. Bank Clothiers, Inc. (a)	17,188	838,087
Kirkland’s, Inc. (a)	5,533	73,589
Lumber Liquidators Holdings, Inc. (a)	11,954	211,108
Midas, Inc. (a)	3,400	29,206
Monro Muffler Brake, Inc. (b)	18,972	735,924
Rue21, Inc. (a)(b)	9,618	207,749
Select Comfort Corp. (a)	14,599	316,652
The Buckle, Inc. (b)	16,663	681,017
The Cato Corp. (Class A) (b)	10,886	263,441
The Children’s Place Retail Stores, Inc. (a)(b)	15,376	816,773
The Finish Line, Inc. (Class A)	15,961	307,808
Vitamin Shoppe, Inc. (a)(b)	18,028	718,957
Zumiez, Inc. (a)(b)	9,140	253,726

		7,116,474

TEXTILES, APPAREL & LUXURY GOODS — 3.5%
Carter’s, Inc. (a)(b)	31,471	1,252,861
Crocs, Inc. (a)	20,073	296,478
Iconix Brand Group, Inc. (a)	32,716	532,944
Liz Claiborne, Inc. (a)(b)	29,218	252,151
Maidenform Brands, Inc. (a)	7,657	140,123
Oxford Industries, Inc. (b)	3,708	167,305
Steven Madden, Ltd. (a)	23,545	812,302
True Religion Apparel, Inc. (a)	15,817	546,952
Wolverine World Wide, Inc.	29,775	1,061,181

		5,062,297

THRIFTS & MORTGAGE FINANCE — 0.2%
Oritani Financial Corp. (b)	20,960	267,659

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc. (b)	14,300	502,931
Kaman Corp.	8,700	237,684

		740,615

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.3%
American States Water Co. (b)	11,602	$404,910

TOTAL COMMON STOCKS —
(Cost $142,175,610)		145,266,135

SHORT TERM INVESTMENTS — 15.0%
MONEY MARKET FUNDS — 15.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	21,467,866	21,467,866
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	415,636	415,636

TOTAL SHORT TERM INVESTMENTS —
(Cost $21,883,502)		21,883,502

TOTAL INVESTMENTS — 114.7% (f)
(Cost $164,059,112)		167,149,637
OTHER ASSETS & LIABILITIES — (14.7)%		(21,391,255)

NET ASSETS — 100.0%		$145,758,382

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
AAR Corp.	19,920	$381,866
Ceradyne, Inc. (a)	12,445	333,277
Curtiss-Wright Corp.	23,852	842,691
GenCorp, Inc. (a)(b)	30,762	163,654
Moog, Inc. (Class A) (a)	8,117	356,580
Orbital Sciences Corp. (a)	30,081	437,077

		2,515,145

AIR FREIGHT & LOGISTICS — 0.2%
HUB Group, Inc. (Class A) (a)	8,252	267,612

AIRLINES — 0.3%
SkyWest, Inc.	26,111	328,737

AUTO COMPONENTS — 0.6%
Drew Industries, Inc. (a)(b)	9,755	239,290
Spartan Motors, Inc. (b)	16,378	78,778
Standard Motor Products, Inc. (b)	10,035	201,202
Superior Industries International, Inc. (b)	12,133	200,680

		719,950

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)(b)	15,059	111,135

BIOTECHNOLOGY — 0.1%
Emergent Biosolutions, Inc. (a)	4,110	69,213
Savient Pharmaceuticals, Inc. (a)(b)	18,118	40,403

		109,616

BUILDING PRODUCTS — 2.0%
A.O. Smith Corp.	11,380	456,565
AAON, Inc. (b)	4,414	90,443
Apogee Enterprises, Inc.	14,574	178,677
Gibraltar Industries, Inc. (a)(b)	15,683	218,935
Griffon Corp.	23,719	216,554
NCI Building Systems, Inc. (a)(b)	7,161	77,840
Quanex Building Products Corp. (b)	19,100	286,882
Simpson Manufacturing Co., Inc.	11,633	391,567
Universal Forest Products, Inc. (b)	10,049	310,213

		2,227,676

CAPITAL MARKETS — 1.3%
Calamos Asset Management, Inc. (Class A)	10,346	129,428
Investment Technology Group, Inc. (a)	20,577	222,437
Piper Jaffray Co., Inc. (a)(b)	7,989	161,378
Prospect Capital Corp. (b)	56,371	523,687
Stifel Financial Corp. (a)	11,800	378,190
SWS Group, Inc. (b)	14,493	99,567

		1,514,687

CHEMICALS — 2.6%
A. Schulman, Inc.	15,106	319,945
American Vanguard Corp. (b)	7,451	99,396
Calgon Carbon Corp. (a)	16,645	261,493
H.B. Fuller Co.	13,585	313,949
Koppers Holdings, Inc.	5,522	189,736
Kraton Performance Polymers, Inc. (a)(b)	7,097	144,069
LSB Industries, Inc. (a)(b)	4,790	134,264
OM Group, Inc. (a)	16,568	370,958
PolyOne Corp.	46,498	537,052
Quaker Chemical Corp. (b)	2,700	105,003
Stepan Co. (b)	1,250	100,200
Tredegar Corp.	12,018	267,040
Zep, Inc.	11,279	157,680

		3,000,785

COMMERCIAL BANKS — 9.7%
Bank of the Ozarks, Inc. (b)	6,100	180,743
BBCN Bancorp, Inc. (a)	40,160	379,512
Boston Private Financial Holdings, Inc. (b)	40,159	318,862
City Holding Co. (b)	4,299	145,693
Columbia Banking System, Inc. (b)	20,285	390,892
Community Bank System, Inc. (b)	10,221	284,144
F.N.B. Corp. (b)	71,366	807,149
First BanCorp- Puerto Rico (a)(b)	9,194	32,087
First Commonwealth Financial Corp.	54,031	284,203
First Financial Bancorp. (b)	16,508	274,693
First Financial Bankshares, Inc. (b)	6,913	231,102
First Midwest Bancorp, Inc.	38,193	386,895
Glacier Bancorp, Inc. (b)	36,848	443,281
Hanmi Financial Corp. (a)	10,539	77,989
Home Bancshares, Inc. (b)	6,779	175,644
Independent Bank Corp.-Massachusetts (b)	11,017	300,654
National Penn Bancshares, Inc. (b)	62,958	531,366
NBT Bancorp, Inc. (b)	17,023	376,719
Old National Bancorp (b)	48,551	565,619
PacWest Bancorp (b)	11,530	218,493
Pinnacle Financial Partners, Inc. (a)(b)	17,618	284,531
PrivateBancorp, Inc. (b)	30,518	335,088
S&T Bancorp, Inc.	14,409	281,696
Simmons First National Corp. (b)	8,860	240,903
Sterling Bancorp (b)	15,916	137,514
Susquehanna Bancshares, Inc. (b)	79,936	669,864
Texas Capital Bancshares, Inc. (a)(b)	11,005	336,863
Tompkins Financial Corp. (b)	1,225	47,175
UMB Financial Corp. (b)	6,341	236,202
Umpqua Holdings Corp. (b)	58,529	725,174
United Bankshares, Inc. (b)	23,099	653,009
United Community Banks, Inc. (a)(b)	9,111	63,686
Wilshire Bancorp, Inc. (a)	30,813	111,851
Wintrust Financial Corp. (b)	18,440	517,242

		11,046,538

COMMERCIAL SERVICES & SUPPLIES — 3.5%
ABM Industries, Inc. (b)	24,585	506,943
Consolidated Graphics, Inc. (a)	1,800	86,904
Encore Capital Group, Inc. (a)	2,852	60,634
G & K Services, Inc. (Class A)	9,688	282,018
Healthcare Services Group, Inc.	12,400	219,356
Interface, Inc. (Class A) (b)	29,514	340,592
Mobile Mini, Inc. (a)(b)	18,074	315,391
Sykes Enterprises, Inc. (a)	20,443	320,137
Tetra Tech, Inc. (a)	13,130	283,477
The Geo Group, Inc. (a)	32,091	537,524
The Standard Register Co.	5,891	13,726

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

UniFirst Corp. (b)	2,142	$121,537
United Stationers, Inc. (b)	21,800	709,808
Viad Corp. (b)	10,324	180,463

		3,978,510

COMMUNICATIONS EQUIPMENT — 2.3%
Arris Group, Inc. (a)	60,444	654,004
Bel Fuse, Inc. (Class B) (b)	5,188	97,275
Black Box Corp.	9,091	254,912
Blue Coat Systems, Inc. (a)(b)	9,500	241,775
Comtech Telecommunications Corp. (b)	10,423	298,306
Digi International, Inc. (a)(b)	13,239	147,747
Harmonic, Inc. (a)	59,731	301,044
Oplink Communications, Inc. (a)	3,600	59,292
PC-Tel, Inc.	9,418	64,419
Symmetricom, Inc. (a)(b)	21,953	118,327
Tekelec (a)(b)	31,580	345,170

		2,582,271

COMPUTERS & PERIPHERALS — 0.7%
Avid Technology, Inc. (a)(b)	15,109	128,880
Intermec, Inc. (a)	26,441	181,385
Intevac, Inc. (a)(b)	11,844	87,646
Novatel Wireless, Inc. (a)	16,500	51,645
Stratasys, Inc. (a)	3,600	109,476
Super Micro Computer, Inc. (a)(b)	14,202	222,687

		781,719

CONSTRUCTION & ENGINEERING — 1.7%
Aegion Corp. (a)(b)	20,041	307,429
Comfort Systems USA, Inc.	19,330	207,218
Dycom Industries, Inc. (a)	17,290	361,707
EMCOR Group, Inc.	34,134	915,132
Orion Marine Group, Inc. (a)(b)	14,000	93,100

		1,884,586

CONSTRUCTION MATERIALS — 0.7%
Eagle Materials, Inc.	14,563	373,687
Headwaters, Inc. (a)(b)	18,548	41,176
Texas Industries, Inc.	14,323	440,862

		855,725

CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	16,929	208,904

DISTRIBUTORS — 0.4%
Pool Corp. (b)	12,953	389,886
VOXX International Corp. (a)(b)	9,294	78,534

		468,420

DIVERSIFIED CONSUMER SERVICES — 0.7%
Career Education Corp. (a)	30,900	246,273
Corinthian Colleges, Inc. (a)(b)	43,684	94,794
Hillenbrand, Inc. (b)	10,645	237,597
Lincoln Educational Services Corp.	11,686	92,319
School Specialty, Inc. (a)(b)	7,991	19,978
Universal Technical Institute, Inc. (a)(b)	4,500	57,510

		748,471

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Interactive Brokers Group, Inc. (Class A)	19,944	297,963

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Cbeyond, Inc. (a)	15,600	124,956
Cincinnati Bell, Inc. (a)(b)	100,894	305,709
General Communication, Inc. (Class A) (a)	10,042	98,311
Lumos Networks Corp.	7,568	116,093
Neutral Tandem, Inc. (a)	4,700	50,243

		695,312

ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	8,188	343,732
Central Vermont Public Service Corp.	3,628	127,343
El Paso Electric Co.	7,858	272,201
UIL Holdings Corp. (b)	16,021	566,663
Unisource Energy Corp.	7,604	280,740

		1,590,679

ELECTRICAL EQUIPMENT — 2.1%
Belden, Inc.	15,014	499,666
Brady Corp. (Class A)	26,814	846,518
Encore Wire Corp. (b)	9,881	255,918
EnerSys (a)	24,300	631,071
Powell Industries, Inc. (a)(b)	4,579	143,231
Vicor Corp.	4,800	38,208

		2,414,612

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.2%
Agilysys, Inc. (a)(b)	7,410	58,910
Anixter International, Inc. (a)	14,230	848,677
Badger Meter, Inc.	2,527	74,370
Benchmark Electronics, Inc. (a)(b)	29,604	398,766
Brightpoint, Inc. (a)	34,941	375,965
Checkpoint Systems, Inc. (a)(b)	20,680	226,239
CTS Corp. (b)	17,637	162,260
Daktronics, Inc.	19,014	181,964
Electro Scientific Industries, Inc. (a)	12,513	181,188
FEI Co. (a)	5,940	242,233
Insight Enterprises, Inc. (a)	22,612	345,738
Measurement Specialties, Inc. (a)(b)	2,600	72,696
Mercury Computer Systems, Inc. (a)	7,300	97,017
Methode Electronics, Inc. (Class A) (b)	19,045	157,883
Newport Corp. (a)	19,212	261,475
Park Electrochemical Corp. (b)	6,045	154,873
Plexus Corp. (a)(b)	17,670	483,805
Pulse Electronics Corp. (b)	21,208	59,382
RadiSys Corp. (a)(b)	11,712	59,263
Rofin-Sinar Technologies, Inc. (a)(b)	7,672	175,305
Rogers Corp. (a)	2,977	109,732
Scansource, Inc. (a)(b)	13,841	498,276
SYNNEX Corp. (a)(b)	13,175	401,311
TTM Technologies, Inc. (a)(b)	26,400	289,344

		5,916,672

ENERGY EQUIPMENT & SERVICES — 2.4%
Basic Energy Services, Inc. (a)(b)	9,861	194,262
Bristow Group, Inc.	18,513	877,331

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Exterran Holdings, Inc. (a)	31,900	$290,239
Gulf Island Fabrication, Inc. (b)	7,368	215,219
Hornbeck Offshore Services, Inc. (a)(b)	8,494	263,484
ION Geophysical Corp. (a)(b)	44,601	273,404
Matrix Service Co. (a)	12,954	122,286
Pioneer Drilling Co. (a)	18,071	174,927
Tetra Technologies, Inc. (a)	39,546	369,360

		2,780,512

FOOD & STAPLES RETAILING — 1.1%
Nash Finch Co. (b)	6,232	182,473
Spartan Stores, Inc. (b)	11,759	217,541
The Andersons, Inc. (b)	9,480	413,897
United Natural Foods, Inc. (a)	10,251	410,143

		1,224,054

FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (b)	13,192	317,531
Cal-Maine Foods, Inc.	7,343	268,534
Calavo Growers, Inc.	2,500	64,200
Darling International, Inc. (a)	31,800	422,622
Diamond Foods, Inc. (b)	4,483	144,666
Hain Celestial Group, Inc. (a)	8,406	308,164
Seneca Foods Corp. (a)(b)	4,741	122,413
Snyders-Lance, Inc. (b)	13,663	307,417

		1,955,547

GAS UTILITIES — 2.1%
New Jersey Resources Corp. (b)	9,741	479,257
Northwest Natural Gas Co. (b)	5,610	268,887
Piedmont Natural Gas Co., Inc.	20,030	680,620
Southwest Gas Corp.	12,689	539,156
The Laclede Group, Inc. (b)	11,377	460,427

		2,428,347

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Align Technology, Inc. (a)	11,600	275,210
Cantel Medical Corp.	2,028	56,642
CONMED Corp. (a)(b)	14,358	368,570
CryoLife, Inc. (a)(b)	14,539	69,787
Greatbatch, Inc. (a)(b)	3,898	86,146
Integra LifeSciences Holdings Corp. (a)	2,800	86,324
Invacare Corp. (b)	16,404	250,817
Kensey Nash Corp. (a)(b)	1,300	24,947
Meridian Bioscience, Inc. (b)	8,895	167,582
Merit Medical Systems, Inc. (a)	8,836	118,226
Natus Medical, Inc. (a)(b)	15,155	142,912
Palomar Medical Technologies, Inc. (a)	10,059	93,549
SurModics, Inc. (a)	4,908	71,951
Symmetry Medical, Inc. (a)	18,676	149,221
West Pharmaceutical Services, Inc. (b)	6,073	230,470

		2,192,354

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Almost Family, Inc. (a)(b)	4,200	69,636
Amedisys, Inc. (a)(b)	15,131	165,079
AMN Healthcare Services, Inc. (a)	19,880	88,068
AmSurg Corp. (a)(b)	6,011	156,527
Bio-Reference Laboratories, Inc. (a)(b)	4,900	79,723
Centene Corp. (a)	8,532	337,782
Cross Country Healthcare, Inc. (a)(b)	15,182	84,260
Gentiva Health Services, Inc. (a)	15,910	107,393
Hanger Orthopedic Group, Inc. (a)	17,107	319,730
Healthways, Inc. (a)(b)	16,412	112,586
Kindred Healthcare, Inc. (a)	26,682	314,047
LHC Group, Inc. (a)(b)	8,128	104,282
Molina Healthcare, Inc. (a)(b)	14,577	325,504
PharMerica Corp. (a)(b)	15,145	229,901
PSS World Medical, Inc. (a)(b)	9,989	241,634

		2,736,152

HEALTH CARE TECHNOLOGY — 0.1%
Omnicell, Inc. (a)	10,048	165,993

HOTELS, RESTAURANTS & LEISURE — 2.7%
Boyd Gaming Corp. (a)(b)	28,056	209,298
Cracker Barrel Old Country Store, Inc.	4,100	206,681
Interval Leisure Group, Inc. (a)	11,100	151,071
Jack in the Box, Inc. (a)	22,626	472,883
Marcus Corp.	10,288	129,732
Marriott Vacations Worldwide Corp. (a)	13,900	238,524
Monarch Casino & Resort, Inc. (a)	5,897	60,090
Multimedia Games Holding Co., Inc. (a)(b)	9,099	72,246
O’Charleys, Inc. (a)(b)	9,069	49,789
P.F. Chang’s China Bistro, Inc.	4,300	132,913
Pinnacle Entertainment, Inc. (a)	31,976	324,876
Red Robin Gourmet Burgers, Inc. (a)(b)	5,606	155,286
Ruby Tuesday, Inc. (a)(b)	32,246	222,497
Ruth’s Hospitality Group, Inc. (a)(b)	18,152	90,216
Shuffle Master, Inc. (a)(b)	15,495	181,601
Sonic Corp. (a)	31,927	214,869
Texas Roadhouse, Inc. (Class A)	12,200	181,780

		3,094,352

HOUSEHOLD DURABLES — 1.6%
Blyth, Inc. (b)	811	46,065
Ethan Allen Interiors, Inc. (b)	13,309	315,556
Helen of Troy, Ltd. (a)	6,942	213,119
La-Z-Boy, Inc. (a)(b)	26,544	315,874
M/I Homes, Inc. (a)(b)	9,165	87,984
Meritage Homes Corp. (a)(b)	14,374	333,333
Standard Pacific Corp. (a)(b)	52,076	165,602
The Ryland Group, Inc.	11,900	187,544
Universal Electronics, Inc. (a)(b)	7,600	128,212

		1,793,289

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	22,016	183,173

INDUSTRIAL CONGLOMERATES — 0.2%
Standex International Corp.	6,470	221,080

INSURANCE — 3.9%
AMERISAFE, Inc. (a)(b)	9,275	215,644
Delphi Financial Group, Inc.	28,003	1,240,533
eHealth, Inc. (a)	3,200	47,040

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Employers Holdings, Inc. (b)	17,958	$324,860
Horace Mann Educators Corp.	20,520	281,329
Meadowbrook Insurance Group, Inc.	26,323	281,130
National Financial Partners Corp. (a)(b)	21,155	286,016
Presidential Life Corp. (b)	10,969	109,580
Safety Insurance Group, Inc. (b)	7,738	313,234
Selective Insurance Group, Inc.	27,805	492,983
Stewart Information Services Corp. (b)	9,952	114,946
The Navigators Group, Inc. (a)(b)	2,629	125,351
Tower Group, Inc. (b)	20,379	411,044
United Fire & Casualty Co.	10,668	215,280

		4,458,970

INTERNET & CATALOG RETAIL — 0.3%
NutriSystem, Inc. (b)	14,455	186,903
PetMed Express, Inc.	10,500	108,990

		295,893

INTERNET SOFTWARE & SERVICES — 0.9%
DealerTrack Holdings, Inc. (a)	9,587	261,342
Digital River, Inc. (a)	19,200	288,384
Perficient, Inc. (a)	15,800	158,158
United Online, Inc. (b)	45,901	249,701
XO Group, Inc. (a)(b)	14,742	122,948

		1,080,533

IT SERVICES — 0.9%
Cardtronics, Inc. (a)	8,600	232,716
CIBER, Inc. (a)	37,200	143,592
CSG Systems International, Inc. (a)	7,000	102,970
Heartland Payment Systems, Inc.	7,730	188,303
iGate Corp. (a)	8,300	130,559
NCI, Inc. (Class A) (a)(b)	4,083	47,567
TeleTech Holdings, Inc. (a)	8,212	133,034
Virtusa Corp. (a)	5,100	73,848

		1,052,589

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Arctic Cat, Inc. (a)	6,342	143,012
Brunswick Corp. (b)	31,088	561,449
Callaway Golf Co. (b)	33,471	185,095
JAKKS Pacific, Inc. (b)	13,387	188,891

		1,078,447

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	36,260	148,303
Cambrex Corp. (a)	15,238	109,409
Enzo Biochem, Inc. (a)(b)	10,100	22,624
eResearch Technology, Inc. (a)	11,607	54,437
PAREXEL International Corp. (a)	17,000	352,580

		687,353

MACHINERY — 5.0%
Actuant Corp. (Class A) (b)	35,205	798,801
Albany International Corp. (Class A)	14,466	334,454
Astec Industries, Inc. (a)	10,207	328,768
Barnes Group, Inc. (b)	23,999	578,616
Briggs & Stratton Corp. (b)	25,611	396,714
Cascade Corp. (b)	2,388	112,642
CIRCOR International, Inc.	5,266	185,943
EnPro Industries, Inc. (a)(b)	10,700	352,886
ESCO Technologies, Inc.	13,659	393,106
Federal Signal Corp. (a)(b)	32,004	132,817
John Bean Technologies Corp.	14,719	226,231
Kaydon Corp. (b)	9,964	303,902
Lydall, Inc. (a)(b)	8,800	83,512
Mueller Industries, Inc.	19,524	750,112
Robbins & Myers, Inc.	6,533	317,177
Tennant Co. (b)	3,190	123,995
Watts Water Technologies, Inc. (Class A) (b)	7,192	246,038

		5,665,714

MEDIA — 1.0%
Digital Generation, Inc. (a)(b)	14,200	169,264
Harte-Hanks, Inc. (b)	22,691	206,261
Live Nation Entertainment, Inc. (a)	75,703	629,092
The E.W. Scripps Co. (Class A) (a)(b)	16,039	128,473

		1,133,090

METALS & MINING — 1.9%
A.M. Castle & Co. (a)(b)	8,119	76,806
AK Steel Holding Corp.	56,500	466,690
AMCOL International Corp. (b)	5,318	142,788
Century Aluminum Co. (a)(b)	28,143	239,497
Haynes International, Inc.	2,273	124,106
Kaiser Aluminum Corp. (b)	8,091	371,215
Materion Corp. (a)	10,404	252,609
Olympic Steel, Inc. (b)	4,712	109,884
RTI International Metals, Inc. (a)(b)	15,551	360,939

		2,144,534

MULTI-UTILITIES — 1.1%
Avista Corp. (b)	29,848	768,586
CH Energy Group, Inc. (b)	2,978	173,856
NorthWestern Corp.	8,962	320,750

		1,263,192

MULTILINE RETAIL — 0.3%
Fred’s, Inc. (Class A) (b)	19,853	289,457
Tuesday Morning Corp. (a)(b)	21,839	75,344

		364,801

OIL, GAS & CONSUMABLE FUELS — 2.0%
Gulfport Energy Corp. (a)	7,800	229,710
Overseas Shipholding Group, Inc. (b)	13,544	148,036
Penn Virginia Corp. (b)	22,412	118,559
Petroleum Development Corp. (a)(b)	7,216	253,354
Petroquest Energy, Inc. (a)(b)	29,392	193,987
Stone Energy Corp. (a)	24,979	658,946
Swift Energy Co. (a)	21,714	645,340

		2,247,932

PAPER & FOREST PRODUCTS — 0.8%
Buckeye Technologies, Inc.	6,900	230,736
Clearwater Paper Corp. (a)(b)	4,694	167,153
KapStone Paper and Packaging Corp. (a)	6,000	94,440
Neenah Paper, Inc. (b)	7,688	171,596
Wausau Paper Corp.	25,303	209,003

		872,928

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

PERSONAL PRODUCTS — 0.3%
Inter Parfums, Inc. (b)	4,100	$63,796
Prestige Brands Holdings, Inc. (a)(b)	25,828	291,082

		354,878

PHARMACEUTICALS — 0.1%
Par Pharmaceutical Cos., Inc. (a)	4,800	157,104

PROFESSIONAL SERVICES — 1.6%
CDI Corp. (b)	6,249	86,299
Heidrick & Struggles International, Inc.	9,190	197,953
Insperity, Inc.	11,516	291,930
Kelly Services, Inc. (Class A) (b)	14,645	200,344
Navigant Consulting, Inc. (a)	26,908	307,020
On Assignment, Inc. (a)	19,038	212,845
Resources Connection, Inc.	22,754	240,965
TrueBlue, Inc. (a)(b)	20,488	284,373

		1,821,729

REAL ESTATE INVESTMENT TRUSTS — 9.5%
Acadia Realty Trust	8,319	167,545
BioMed Realty Trust, Inc.	78,661	1,422,191
Cedar Shopping Centers, Inc. (b)	28,768	123,990
Colonial Properties Trust	31,817	663,703
Cousins Properties, Inc.	53,400	342,294
DiamondRock Hospitality Co.	85,562	824,818
Entertainment Properties Trust (b)	11,228	490,776
Extra Space Storage, Inc. (b)	24,650	597,270
Franklin Street Properties Corp.	36,913	367,284
Getty Realty Corp. (b)	13,902	193,933
Healthcare Realty Trust, Inc. (b)	23,429	435,545
Inland Real Estate Corp.	27,463	208,993
Kilroy Realty Corp.	14,598	555,746
Kite Realty Group Trust	32,791	147,887
LaSalle Hotel Properties	42,850	1,037,398
Lexington Realty Trust (b)	68,813	515,409
LTC Properties, Inc.	7,092	218,859
Medical Properties Trust, Inc.	56,705	559,678
Parkway Properties, Inc. (b)	11,324	111,655
Pennsylvania Real Estate Investment Trust	28,667	299,283
Post Properties, Inc.	11,605	507,371
Saul Centers, Inc. (b)	1,896	67,156
Sovran Self Storage, Inc.	6,600	281,622
Tanger Factory Outlet Centers, Inc.	18,200	533,624
Universal Health Realty Income Trust	2,195	85,605
Urstadt Biddle Properties, Inc. (Class A)	6,159	111,355

		10,870,990

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a)	18,168	274,882

ROAD & RAIL — 0.9%
Arkansas Best Corp.	13,114	252,707
Heartland Express, Inc. (b)	16,522	236,099
Knight Transportation, Inc. (b)	16,655	260,484
Old Dominion Freight Line, Inc. (a)	6,736	273,010

		1,022,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Energy Industries, Inc. (a)	22,856	245,245
ATMI, Inc. (a)(b)	9,184	183,955
Brooks Automation, Inc. (b)	10,616	109,026
Cohu, Inc.	12,457	141,387
Diodes, Inc. (a)(b)	7,200	153,360
DSP Group, Inc. (a)	11,622	60,551
Kopin Corp. (a)(b)	18,500	71,780
Micrel, Inc.	9,500	96,045
Microsemi Corp. (a)	12,937	216,695
MKS Instruments, Inc.	10,000	278,200
Monolithic Power Systems, Inc. (a)	5,300	79,871
Nanometrics, Inc. (a)	2,800	51,576
Pericom Semiconductor Corp. (a)	12,559	95,574
Rudolph Technologies, Inc. (a)(b)	16,404	151,901
Sigma Designs, Inc. (a)(b)	16,579	99,474
Standard Microsystems Corp. (a)(b)	6,173	159,078
STR Holdings, Inc. (a)	7,898	65,001
Supertex, Inc. (a)(b)	3,821	72,140
Tessera Technologies, Inc. (a)	9,336	156,378
TriQuint Semiconductor, Inc. (a)	36,000	175,320
Ultratech, Inc. (a)(b)	4,195	103,071

		2,765,628

SOFTWARE — 1.2%
Bottomline Technologies, Inc. (a)	6,500	150,605
EPIQ Systems, Inc. (b)	8,711	104,706
Monotype Imaging Holdings, Inc. (a)(b)	9,237	144,005
Progress Software Corp. (a)	17,400	336,690
Take-Two Interactive Software, Inc. (a)	44,400	601,620
THQ, Inc. (a)(b)	32,835	24,955

		1,362,581

SPECIALTY RETAIL — 4.5%
Big 5 Sporting Goods Corp. (b)	11,135	116,250
Brown Shoe Co., Inc. (b)	21,610	192,329
Cabela’s, Inc. (a)	22,100	561,782
Christopher & Banks Corp.	17,461	40,859
Coldwater Creek, Inc. (a)(b)	42,061	49,632
Group 1 Automotive, Inc. (b)	11,645	603,211
Haverty Furniture Cos., Inc. (b)	9,406	103,278
Hot Topic, Inc. (b)	21,743	143,721
Kirkland’s, Inc. (a)	3,800	50,540
Lithia Motors, Inc. (Class A)	11,073	242,056
Lumber Liquidators Holdings, Inc. (a)	4,300	75,938
MarineMax, Inc. (a)(b)	11,412	74,406
Midas, Inc. (a)(b)	4,613	39,626
OfficeMax, Inc. (a)(b)	44,374	201,458
Pep Boys-Manny, Moe & Jack (b)	27,138	298,518
Select Comfort Corp. (a)	16,717	362,592
Sonic Automotive, Inc. (Class A) (b)	17,893	264,995
Stage Stores, Inc. (b)	15,627	217,059
Stein Mart, Inc. (a)(b)	13,573	92,432
The Cato Corp. (Class A) (b)	6,045	146,289
The Finish Line, Inc. (Class A)	13,369	257,821
The Men’s Wearhouse, Inc.	26,108	846,160
Zale Corp. (a)(b)	12,462	47,480

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Zumiez, Inc. (a)	3,600	$99,936

		5,128,368

TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Crocs, Inc. (a)	29,600	437,192
Iconix Brand Group, Inc. (a)	10,600	172,674
K-Swiss, Inc. (Class A) (a)(b)	13,296	38,824
Liz Claiborne, Inc. (a)(b)	24,323	209,907
Maidenform Brands, Inc. (a)	5,700	104,310
Movado Group, Inc.	8,940	162,440
Oxford Industries, Inc. (b)	4,000	180,480
Perry Ellis International, Inc. (a)(b)	6,191	88,036
Quiksilver, Inc. (a)	63,014	227,481
Skechers U.S.A., Inc. (a)(b)	19,025	230,583

		1,851,927

THRIFTS & MORTGAGE FINANCE — 1.7%
Bank Mutual Corp. (b)	22,739	72,310
Brookline Bancorp, Inc. (b)	35,904	303,030
Dime Community Bancshares	14,396	181,390
Northwest Bancshares, Inc. (b)	49,914	620,930
Oritani Financial Corp. (b)	6,138	78,382
Provident Financial Services, Inc.	27,696	370,849
TrustCo Bank Corp. NY	48,096	269,819

		1,896,710

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	45,050	122,536

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc. (b)	9,663	339,848
Kaman Corp. (b)	6,181	168,865
Lawson Products, Inc. (b)	1,919	29,610

		538,323

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
NTELOS Holdings Corp.	7,746	157,864
USA Mobility, Inc.	11,389	157,965

		315,829

TOTAL COMMON STOCKS —
(Cost $122,948,995)		113,870,339

SHORT TERM INVESTMENTS — 18.0%
MONEY MARKET FUNDS — 18.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	20,347,986	20,347,986
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	164,067	164,067

TOTAL SHORT TERM INVESTMENTS —
(Cost $20,512,053)		20,512,053

TOTAL INVESTMENTS — 117.8% (f)
(Cost $143,461,048)		134,382,392
OTHER ASSETS & LIABILITIES — (17.8)%		(20,348,616)

NET ASSETS — 100.0%		$114,033,776

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.3%
BHP Billiton, Ltd.	16,379	$577,972
National Australia Bank, Ltd.	26,975	646,016

		1,223,988

BELGIUM — 0.8%
Anheuser-Busch InBev NV	12,340	757,787

BRAZIL — 2.0%
Cia Energetica de Minas Gerais Preference Shares	40,022	713,862
Petroleo Brasileiro SA ADR	25,942	609,378
Petroleo Brasileiro SA Preference Shares	1,500	17,282
Vale SA Preference Shares	28,037	568,481

		1,909,003

CANADA — 1.5%
Potash Corp. of Saskatchewan, Inc.	11,256	465,495
Research In Motion, Ltd. (a)	21,128	307,090
Royal Bank of Canada (b)	13,416	684,865

		1,457,450

CHINA — 3.1%
China Construction Bank Corp.	929,669	648,779
China Petroleum & Chemical Corp.	706,262	742,946
Industrial & Commercial Bank of China	1,067,204	633,457
PetroChina Co., Ltd.	548,241	682,601
Suntech Power Holdings Co., Ltd. ADR (a)	152,181	336,320

		3,044,103

DENMARK — 0.4%
Vestas Wind Systems A/S (a)(b)	35,338	382,676

FINLAND — 0.5%
Nokia Oyj	102,942	504,068

FRANCE — 5.5%
BNP Paribas	14,773	582,039
Carrefour SA	28,320	647,591
Compagnie de Saint-Gobain	14,790	569,557
GDF Suez	23,199	636,045
LVMH Moet Hennessy Louis Vuitton SA	4,140	587,953
Societe Generale	24,381	544,542
Total SA	14,148	725,466
Veolia Environnement	43,796	481,495
Vinci SA	13,889	608,693

		5,383,381

GERMANY — 4.9%
Allianz SE	7,218	692,540
BASF SE	10,221	715,034
Daimler AG	14,168	623,863
Deutsche Bank AG	19,112	730,289
E.ON AG	33,655	728,300
SAP AG	12,806	679,095
Siemens AG	7,000	671,896

		4,841,017

HONG KONG — 2.9%
China Mobile, Ltd.	64,882	634,067
China Unicom (Hong Kong), Ltd. (b)	309,126	650,364
CLP Holdings, Ltd.	73,072	621,431
Esprit Holdings, Ltd.	271,644	350,459
Hutchison Whampoa, Ltd.	74,137	620,942

		2,877,263

INDIA — 2.2%
Bharti Airtel, Ltd.	81,078	524,438
Infosys Technologies, Ltd. ADR	13,156	675,955
Reliance Industries, Ltd. GDR (c)	18,037	479,784
Tata Steel, Ltd. GDR	62,475	449,508

		2,129,685

ITALY — 1.1%
Assicurazioni Generali SpA	41,275	623,149
UniCredit SpA	56,729	472,786

		1,095,935

JAPAN — 10.2%
Bridgestone Corp. (b)	30,335	687,998
Canon, Inc. (b)	14,656	649,558
Honda Motor Co., Ltd. (b)	21,731	663,171
Komatsu, Ltd.	27,375	640,078
Mitsubishi Corp.	29,087	587,864
Mitsubishi UFJ Financial Group, Inc. (b)	157,625	669,916
Mitsui & Co., Ltd.	41,022	638,203
Mizuho Financial Group, Inc.	464,588	627,985
Nintendo Co., Ltd.	3,865	532,480
Nippon Steel Corp. (b)	222,823	556,044
Panasonic Corp.	67,011	569,602
Seven & I Holdings Co., Ltd.	24,742	689,779
Sony Corp.	33,119	594,885
Takeda Pharmaceutical Co., Ltd.	13,867	609,182
Toshiba Corp. (b)	172,011	704,230
Toyota Motor Corp.	19,124	637,550

		10,058,525

LUXEMBOURG — 0.6%
ArcelorMittal	33,793	619,860

MEXICO — 0.6%
America Movil SAB de CV	545,383	618,255

NETHERLANDS — 0.8%
Royal Dutch Shell PLC (Class A)	20,790	759,727

NETHERLANDS ANTILLES — 0.6%
Schlumberger, Ltd.	8,821	602,563

NORWAY — 0.2%
Renewable Energy Corp. ASA (a)(b)	426,679	237,364

PORTUGAL — 0.7%
EDP — Energias de Portugal SA	206,568	641,162

RUSSIA — 0.6%
Gazprom OAO ADR	56,525	602,557

SOUTH KOREA — 1.7%
LG Electronics, Inc. (a)	12,684	819,175
Samsung Electronics Co., Ltd. GDR	1,836	845,845

		1,665,020

SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA (b)	83,279	722,166
Banco Santander SA	83,032	632,716

See accompanying notes to financial statements.

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Telefonica SA	34,533	$600,036

		1,954,918

SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson (Class B)	60,161	617,819

SWITZERLAND — 4.0%
ABB, Ltd. (a)	34,711	656,283
Credit Suisse Group AG (a)	26,935	635,713
Nestle SA	11,660	673,340
Novartis AG	11,764	675,571
Roche Holding AG	4,065	692,063
UBS AG (a)	51,886	620,346

		3,953,316

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	56,548	730,035

UNITED KINGDOM — 6.8%
Anglo American PLC	16,817	621,759
AstraZeneca PLC	14,513	671,001
BAE Systems PLC	149,468	662,254
BP PLC	108,861	779,078
GlaxoSmithKline PLC	31,527	720,978
HSBC Holdings PLC	80,237	612,321
HSBC Holdings PLC ADR	2	76
National Grid PLC	65,881	639,911
Rio Tinto PLC	11,213	544,567
Tesco PLC	109,273	685,144
Vodafone Group PLC	253,039	703,521

		6,640,610

UNITED STATES — 43.2%
3M Co.	8,360	683,263
Abbott Laboratories	13,010	731,552
Alcoa, Inc.	55,398	479,193
Amazon.com, Inc. (a)	3,022	523,108
American Express Co.	13,464	635,097
Amgen, Inc.	12,084	775,914
Apple, Inc. (a)	1,718	695,790
AT&T, Inc.	23,860	721,526
Bank of America Corp.	92,549	514,572
Baxter International, Inc.	12,154	601,380
Carnival Corp.	21,083	688,149
Caterpillar, Inc.	7,709	698,435
Chevron Corp.	6,750	718,200
Cisco Systems, Inc.	40,948	740,340
Colgate-Palmolive Co.	7,368	680,729
ConocoPhillips	10,076	734,238
Deere & Co.	8,585	664,050
E. I. du Pont de Nemours & Co.	14,356	657,218
eBay, Inc. (a)	21,794	661,012
Exxon Mobil Corp.	9,170	777,249
FedEx Corp.	8,860	739,899
First Solar, Inc. (a)	7,682	259,344
Freeport-McMoRan Copper & Gold, Inc.	15,005	552,034
General Electric Co.	43,083	771,617
Gilead Sciences, Inc. (a)	16,860	690,080
Google, Inc. (Class A) (a)	1,241	801,562
Hewlett-Packard Co.	27,863	717,751
Honeywell International, Inc.	14,456	785,684
Intel Corp.	33,531	813,127
International Business Machines Corp.	3,999	735,336
Johnson & Johnson	10,293	675,015
JPMorgan Chase & Co.	19,893	661,442
Kraft Foods, Inc. (Class A)	18,993	709,578
McDonald’s Corp.	7,568	759,297
Medco Health Solutions, Inc. (a)	12,435	695,116
Medtronic, Inc.	19,208	734,706
Merck & Co., Inc.	20,313	765,800
Microsoft Corp.	25,366	658,501
Monsanto Co.	9,840	689,489
News Corp. (Class A)	40,862	728,978
NIKE, Inc. (Class B)	7,775	749,277
Pfizer, Inc.	35,434	766,792
Philip Morris International, Inc.	9,749	765,101
Southwest Airlines Co.	81,945	701,449
SunPower Corp. (a)	53,277	331,916
The Bank of New York Mellon Corp.	33,127	659,559
The Boeing Co.	10,624	779,270
The Coca-Cola Co.	9,348	654,080
The Goldman Sachs Group, Inc.	6,371	576,130
The Home Depot, Inc.	20,569	864,721
The NASDAQ OMX Group, Inc. (a)	28,854	707,212
The Procter & Gamble Co.	10,617	708,260
The Travelers Cos., Inc.	13,354	790,156
The Walt Disney Co.	20,855	782,062
Time Warner, Inc.	22,082	798,043
United Parcel Service, Inc. (Class B)	10,117	740,463
United Technologies Corp.	9,151	668,847
Verizon Communications, Inc.	18,898	758,188
Visa, Inc. (Class A)	7,653	777,009
Wal-Mart Stores, Inc.	12,728	760,625
Wells Fargo & Co.	27,335	753,353

		42,417,884

TOTAL COMMON STOCKS —
(Cost $119,634,887)		97,725,971

SHORT TERM INVESTMENTS — 2.5%
MONEY MARKET FUNDS — 2.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,476,241	2,476,241
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,476,341)		2,476,341

TOTAL INVESTMENTS — 102.0% (g)
(Cost $122,111,228)		100,202,312
OTHER ASSETS & LIABILITIES — (2.0)%		(1,986,220)

NET ASSETS — 100.0%		$98,216,092

See accompanying notes to financial statements.

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of December 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
DIVERSIFIED REITS — 6.8%
Colonial Properties Trust	396,009	$8,260,748
Cousins Properties, Inc.	380,659	2,440,024
Liberty Property Trust (a)	520,523	16,073,750
PS Business Parks, Inc.	85,125	4,718,479
Vornado Realty Trust	837,293	64,354,340
Washington Real Estate Investment Trust (a)	299,550	8,192,692

		104,040,033

INDUSTRIAL REITS — 5.5%
DCT Industrial Trust, Inc. (a)	1,116,440	5,716,173
DuPont Fabros Technology, Inc.	283,829	6,874,338
EastGroup Properties, Inc. (a)	122,451	5,324,170
First Industrial Realty Trust, Inc. (a)(b)	362,579	3,709,183
First Potomac Realty Trust	226,464	2,955,355
ProLogis	2,085,966	59,637,768

		84,216,987

OFFICE REITS — 16.2%
Alexandria Real Estate Equities, Inc.	281,510	19,415,745
BioMed Realty Trust, Inc.	697,171	12,604,852
Boston Properties, Inc.	661,672	65,902,531
Brandywine Realty Trust	611,035	5,804,833
CommonWealth REIT	380,184	6,326,262
Corporate Office Properties Trust (a)	326,530	6,942,028
Digital Realty Trust, Inc. (a)	477,033	31,803,790
Douglas Emmett, Inc. (a)	580,015	10,579,474
Duke Realty Corp.	1,145,797	13,806,854
Franklin Street Properties Corp. (a)	334,472	3,327,996
Highwoods Properties, Inc. (a)	329,005	9,761,578
Kilroy Realty Corp. (a)	265,661	10,113,714
Mack-Cali Realty Corp. (a)	395,161	10,546,847
Parkway Properties, Inc. (a)	100,204	988,011
Piedmont Office Realty Trust, Inc. (Class A) (a)	784,635	13,370,180
SL Green Realty Corp.	388,419	25,884,242

		247,178,937

RESIDENTIAL REITS — 19.3%
American Campus Communities, Inc. (a)	316,031	13,260,661
Apartment Investment & Management Co. (Class A)	548,970	12,576,903
AvalonBay Communities, Inc.	427,392	55,817,395
BRE Properties, Inc.	339,617	17,143,866
Camden Property Trust	323,467	20,132,586
Education Realty Trust, Inc.	409,549	4,189,686
Equity Lifestyle Properties, Inc.	176,947	11,800,595
Equity Residential	1,338,553	76,337,678
Essex Property Trust, Inc. (a)	153,692	21,595,263
Home Properties, Inc. (a)	219,309	12,625,619
Mid-America Apartment Communities, Inc.	168,825	10,560,004
Post Properties, Inc.	229,384	10,028,668
Sun Communities, Inc. (a)	90,005	3,287,883
UDR, Inc.	995,676	24,991,468

		294,348,275

RETAIL REITS — 25.0%
Acadia Realty Trust (a)	193,498	3,897,050
CBL & Associates Properties, Inc. (a)	639,630	10,042,191
Cedar Shopping Centers, Inc. (a)	242,205	1,043,904
DDR Corp.	1,030,732	12,544,008
Equity One, Inc. (a)	281,413	4,778,393
Federal Realty Investment Trust	282,637	25,649,308
General Growth Properties, Inc.	1,748,290	26,259,316
Inland Real Estate Corp. (a)	349,707	2,661,270
Kimco Realty Corp.	1,847,280	29,999,827
Kite Realty Group Trust	273,448	1,233,250
Pennsylvania Real Estate Investment Trust	251,092	2,621,401
Ramco-Gershenson Properties Trust	177,634	1,746,142
Regency Centers Corp.	408,567	15,370,291
Saul Centers, Inc. (a)	36,320	1,286,454
Simon Property Group, Inc.	1,330,771	171,589,613
Tanger Factory Outlet Centers, Inc. (a)	390,441	11,447,730
Taubman Centers, Inc.	263,093	16,338,075
The Macerich Co.	599,488	30,334,093
Weingarten Realty Investors (a)	549,205	11,983,653

		380,825,969

SPECIALIZED REITS — 26.9%
Ashford Hospitality Trust, Inc.	308,510	2,468,080
CubeSmart	518,027	5,511,807
DiamondRock Hospitality Co.	764,777	7,372,450
Extra Space Storage, Inc. (a)	428,358	10,379,114
FelCor Lodging Trust, Inc. (b)	569,088	1,735,719
HCP, Inc.	1,845,259	76,449,081
Health Care REIT, Inc.	862,462	47,030,053
Healthcare Realty Trust, Inc.	353,418	6,570,041
Hersha Hospitality Trust	682,433	3,330,273
Hospitality Properties Trust	560,755	12,886,150
Host Hotels & Resorts, Inc.	3,209,238	47,400,445
LaSalle Hotel Properties	386,677	9,361,450
Public Storage	640,870	86,171,380
Senior Housing Properties Trust	739,179	16,587,177
Sovran Self Storage, Inc.	124,921	5,330,379
Sunstone Hotel Investors, Inc. (b)	534,894	4,359,386
Universal Health Realty Income Trust (a)	53,633	2,091,687
Ventas, Inc.	1,190,782	65,647,811

		410,682,483

TOTAL COMMON STOCKS —
(Cost $1,518,185,743)		1,521,292,684

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 4.2%
MONEY MARKET FUNDS — 4.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	61,436,309	$61,436,309
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	3,209,222	3,209,222

TOTAL SHORT TERM INVESTMENTS —
(Cost $64,645,531)		64,645,531

TOTAL INVESTMENTS — 103.9% (f)
(Cost $1,582,831,274)		1,585,938,215
OTHER ASSETS & LIABILITIES — (3.9)%		(60,085,430)

NET ASSETS — 100.0%		$1,525,852,785

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 5.2%
Northern Trust Corp.	736,493	$29,209,313
The Bank of New York Mellon Corp.	1,493,509	29,735,764

		58,945,077

DIVERSIFIED BANKS — 7.8%
Comerica, Inc.	1,104,621	28,499,222
U.S. Bancorp	1,113,484	30,119,742
Wells Fargo & Co.	1,087,761	29,978,693

		88,597,657

OTHER DIVERSIFIED FINANCIAL SERVICES — 7.4%
Bank of America Corp.	5,117,399	28,452,739
Citigroup, Inc.	1,017,453	26,769,188
JPMorgan Chase & Co.	882,129	29,330,789

		84,552,716

REGIONAL BANKS — 68.8%
Associated Banc-Corp.	2,745,964	30,672,418
Bank of Hawaii Corp. (a)	679,386	30,225,883
BB&T Corp.	1,230,308	30,966,852
CapitalSource, Inc.	4,690,867	31,428,809
CIT Group, Inc. (b)	857,167	29,889,413
City National Corp. (a)	684,216	30,228,663
Commerce Bancshares, Inc. (a)	776,202	29,588,820
Cullen/Frost Bankers, Inc. (a)	561,616	29,715,103
East West Bancorp, Inc.	1,526,985	30,157,954
Fifth Third Bancorp	2,339,892	29,763,426
First Horizon National Corp.	3,738,351	29,906,808
Fulton Financial Corp.	3,071,459	30,131,013
Hancock Holding Co. (a)	931,339	29,774,908
Huntington Bancshares, Inc.	5,564,995	30,551,823
Keycorp	3,966,358	30,501,293
M&T Bank Corp. (a)	400,862	30,601,805
PNC Financial Services Group, Inc.	523,570	30,194,282
Popular, Inc. (b)	22,175,398	30,823,803
Prosperity Bancshares, Inc. (a)	738,094	29,782,093
Regions Financial Corp.	7,104,677	30,550,111
Signature Bank (a)(b)	495,252	29,710,167
SunTrust Banks, Inc.	1,699,770	30,085,929
SVB Financial Group (b)	618,583	29,500,223
TCF Financial Corp. (a)	2,872,579	29,645,015
Valley National Bancorp (a)	2,441,348	30,199,475
Zions Bancorporation (a)	1,888,485	30,744,536

		785,340,625

THRIFTS & MORTGAGE FINANCE — 10.5%
First Niagara Financial Group, Inc.	3,352,920	28,935,700
Hudson City Bancorp, Inc.	4,936,170	30,851,062
New York Community Bancorp, Inc. (a)	2,433,284	30,099,723
People’s United Financial, Inc. (a)	2,341,670	30,090,460

		119,976,945

TOTAL COMMON STOCKS —
(Cost $1,243,594,439)		1,137,413,020

SHORT TERM INVESTMENTS — 7.2%
MONEY MARKET FUNDS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	80,284,283	80,284,283
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	1,785,280	1,785,280

TOTAL SHORT TERM INVESTMENTS —
(Cost $82,069,563)		82,069,563

TOTAL INVESTMENTS — 106.9% (f)
(Cost $1,325,664,002)		1,219,482,583
OTHER ASSETS & LIABILITIES — (6.9)%		(78,873,734)

NET ASSETS — 100.0%		$1,140,608,849

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ASSET MANAGEMENT & CUSTODY BANKS — 62.1%
Affiliated Managers Group, Inc. (a)	6,719	$644,688
American Capital, Ltd. (a)	90,962	612,174
Ameriprise Financial, Inc.	13,673	678,728
Apollo Investment Corp. (b)	91,095	586,652
Ares Capital Corp.	41,118	635,273
BlackRock Kelso Capital Corp. (b)	20,413	166,570
BlackRock, Inc.	3,729	664,657
Cohen & Steers, Inc. (b)	16,258	469,856
Eaton Vance Corp. (b)	26,453	625,349
Federated Investors, Inc. (Class B) (b)	41,231	624,650
Fifth Street Finance Corp. (b)	39,617	379,135
Financial Engines, Inc. (a)(b)	19,405	433,314
Franklin Resources, Inc. (b)	6,445	619,107
Hercules Technology Growth Capital, Inc. (b)	10,975	103,604
Invesco, Ltd.	30,917	621,122
Janus Capital Group, Inc. (b)	99,386	627,126
Legg Mason, Inc. (b)	24,657	593,001
MCG Capital Corp. (b)	21,562	86,032
Northern Trust Corp.	16,206	642,730
PennantPark Investment Corp. (b)	15,260	153,973
Prospect Capital Corp. (b)	63,188	587,016
SEI Investments Co. (b)	38,379	665,876
State Street Corp. (c)	15,734	634,237
T. Rowe Price Group, Inc. (b)	11,111	632,771
The Bank of New York Mellon Corp.	32,758	652,212
Triangle Capital Corp.	7,700	147,224
Waddell & Reed Financial, Inc. (Class A) (b)	24,305	602,035

		13,889,112

INVESTMENT BANKING & BROKERAGE — 37.5%
BGC Partners, Inc. (Class A)	47,681	283,225
E*TRADE Financial Corp. (a)	72,285	575,389
Evercore Partners, Inc. (Class A)	11,094	295,322
Greenhill & Co., Inc. (b)	16,124	586,430
Investment Technology Group, Inc. (a)(b)	23,476	253,776
Jefferies Group, Inc. (b)	51,069	702,199
KBW, Inc. (b)	12,965	196,809
Knight Capital Group, Inc. (Class A) (a)(b)	50,831	600,822
Lazard, Ltd. (Class A)	26,777	699,147
LPL Investment Holdings, Inc. (a)(b)	10,096	308,332
Morgan Stanley	39,318	594,881
Piper Jaffray Co., Inc. (a)(b)	8,760	176,952
Raymond James Financial, Inc. (b)	20,978	649,479
Stifel Financial Corp. (a)	20,391	653,531
TD Ameritrade Holding Corp.	39,463	617,596
The Charles Schwab Corp. (b)	53,803	605,822
The Goldman Sachs Group, Inc.	6,348	574,050

		8,373,762

TOTAL COMMON STOCKS —
(Cost $31,312,347)		22,262,874

SHORT TERM INVESTMENTS — 24.4%
MONEY MARKET FUNDS — 24.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,429,510	5,429,510
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	32,410	32,410

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,461,920)		5,461,920

TOTAL INVESTMENTS — 124.0% (g)
(Cost $36,774,267)		27,724,794
OTHER ASSETS & LIABILITIES — (24.0)%		(5,363,484)

NET ASSETS — 100.0%		$22,361,310

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
INSURANCE BROKERS — 10.0%
AON Corp.	63,528	$2,973,111
Arthur J. Gallagher & Co. (a)	90,329	3,020,602
Brown & Brown, Inc.	135,010	3,055,276
Marsh & McLennan Cos., Inc.	94,644	2,992,643

		12,041,632

LIFE & HEALTH INSURANCE — 19.3%
Aflac, Inc.	67,135	2,904,260
Lincoln National Corp.	146,689	2,848,701
MetLife, Inc.	92,435	2,882,123
Principal Financial Group, Inc.	119,851	2,948,335
Protective Life Corp.	131,126	2,958,203
Prudential Financial, Inc.	58,353	2,924,652
Torchmark Corp.	68,116	2,955,553
Unum Group	136,904	2,884,567

		23,306,394

MULTI-LINE INSURANCE — 16.7%
American Financial Group, Inc.	80,435	2,967,247
American International Group, Inc. (b)	121,892	2,827,894
Assurant, Inc.	73,569	3,020,743
Genworth Financial, Inc. (Class A) (b)	435,462	2,852,276
Hartford Financial Services Group, Inc.	168,033	2,730,536
HCC Insurance Holdings, Inc.	108,661	2,988,178
Loews Corp.	76,238	2,870,361

		20,257,235

PROPERTY & CASUALTY INSURANCE — 32.3%
ACE, Ltd.	42,422	2,974,631
Allied World Assurance Company Holdings, Ltd.	49,897	3,140,018
Assured Guaranty, Ltd.	219,322	2,881,891
Axis Capital Holdings, Ltd.	94,195	3,010,472
Cincinnati Financial Corp. (a)	99,115	3,019,043
Fidelity National Financial, Inc. (Class A) (a)	183,306	2,920,065
Old Republic International Corp. (a)	317,428	2,942,557
ProAssurance Corp. (a)	36,839	2,940,489
The Allstate Corp.	109,185	2,992,761
The Chubb Corp.	42,690	2,955,002
The Progressive Corp.	160,406	3,129,521
The Travelers Cos., Inc.	52,465	3,104,354
W.R. Berkley Corp.	87,870	3,021,849

		39,032,653

REINSURANCE — 21.5%
Alterra Capital Holdings Ltd. (a)	97,911	2,313,637
Arch Capital Group, Ltd. (b)	78,534	2,923,821
Everest Re Group, Ltd.	35,347	2,972,329
PartnerRe, Ltd.	45,962	2,951,220
Reinsurance Group of America, Inc.	57,227	2,990,111
RenaissanceRe Holdings, Ltd.	40,222	2,991,310
Transatlantic Holdings, Inc.	53,545	2,930,518
Validus Holdings, Ltd.	97,345	3,066,368
XL Group PLC	142,959	2,826,299

		25,965,613

TOTAL COMMON STOCKS —
(Cost $130,186,612)		120,603,527

SHORT TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,187,950	3,187,950
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	142,450	142,450

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,330,400)		3,330,400

TOTAL INVESTMENTS — 102.5% (f)
(Cost $133,517,012)		123,933,927
OTHER ASSETS & LIABILITIES — (2.5)%		(3,036,748)

NET ASSETS — 100.0%		$120,897,179

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMERCIAL BANKS — 2.6%
First Niagara Financial Group, Inc. (a)	10,039	$86,636

		86,636

HOUSEHOLD DURABLES — 18.4%
D.R. Horton, Inc. (a)	6,922	87,287
Lennar Corp. (Class A) (a)	4,462	87,678
M.D.C. Holdings, Inc. (a)	4,834	85,223
NVR, Inc. (a)(b)	130	89,180
Pulte Group, Inc. (a)(b)	13,867	87,501
The Ryland Group, Inc. (a)	5,484	86,428
Toll Brothers, Inc. (a)(b)	4,219	86,152

		609,449

INSURANCE — 54.8%
ACE, Ltd.	1,263	88,562
Allied World Assurance Company Holdings, Ltd. (a)	1,487	93,577
Amtrust Financial Services, Inc.	1,315	31,231
Aspen Insurance Holdings, Ltd. (a)	2,702	71,603
Assured Guaranty, Ltd. (a)	6,540	85,936
Axis Capital Holdings, Ltd.	2,809	89,776
Cincinnati Financial Corp. (a)	2,954	89,979
CNA Financial Corp.	1,414	37,824
Employers Holdings, Inc. (a)	1,579	28,564
Fidelity National Financial, Inc. (Class A) (a)	5,464	87,041
First American Financial Corp. (a)	5,830	73,866
MBIA, Inc. (a)(b)	7,762	89,962
Mercury General Corp.	1,409	64,279
Old Republic International Corp. (a)	9,464	87,731
ProAssurance Corp. (a)	1,097	87,563
RLI Corp. (a)	725	52,823
The Allstate Corp.	3,254	89,192
The Chubb Corp. (a)	1,273	88,117
The Hanover Insurance Group, Inc.	2,224	77,729
The Progressive Corp.	4,784	93,336
The Travelers Cos., Inc.	1,564	92,542
Tower Group, Inc. (a)	2,113	42,619
W.R. Berkley Corp. (a)	2,619	90,067
XL Group PLC (a)	4,262	84,260

		1,818,179

THRIFTS & MORTGAGE FINANCE — 24.0%
Astoria Financial Corp. (a)	8,337	70,781
BankUnited, Inc.	1,658	36,459
Capitol Federal Financial, Inc. (a)	7,310	84,357
Hudson City Bancorp, Inc. (a)	14,779	92,369
New York Community Bancorp, Inc. (a)	7,285	90,116
Northwest Bancshares, Inc.	5,013	62,362
Ocwen Financial Corp. (a)(b)	6,444	93,309
Oritani Financial Corp. (a)	4,790	61,168
People’s United Financial, Inc. (a)	7,011	90,091
Provident Financial Services, Inc. (a)	2,228	29,833
TFS Financial Corp. (b)	2,012	18,027
Washington Federal, Inc. (a)	4,911	68,705

		797,577

TOTAL COMMON STOCKS —
(Cost $3,265,153)		3,311,841

SHORT TERM INVESTMENTS — 26.8%
MONEY MARKET FUNDS — 26.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	874,219	874,219
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	13,463	13,463

TOTAL SHORT TERM INVESTMENTS —
(Cost $887,682)		887,682

TOTAL INVESTMENTS — 126.6% (f)
(Cost $4,152,835)		4,199,523
OTHER ASSETS & LIABILITIES — (26.6)%		(882,155)

NET ASSETS — 100.0%		$3,317,368

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
REGIONAL BANKS — 97.9%
Associated Banc-Corp.	1,131,602	$12,639,994
BancorpSouth, Inc. (a)	1,153,187	12,708,121
Bank of Hawaii Corp.	279,959	12,455,376
Bank of the Ozarks, Inc. (a)	321,558	9,527,764
BB&T Corp.	507,053	12,762,524
BBCN Bancorp, Inc. (b)	542,854	5,129,970
BOK Financial Corp.	164,951	9,060,758
Boston Private Financial Holdings, Inc. (a)	918,601	7,293,692
CapitalSource, Inc.	1,933,118	12,951,891
Cathay General Bancorp (a)	697,016	10,406,449
Chemical Financial Corp. (a)	106,191	2,263,992
CIT Group, Inc. (b)	353,179	12,315,352
City Holding Co. (a)	128,750	4,363,337
City National Corp.	282,002	12,458,848
Columbia Banking System, Inc.	298,508	5,752,249
Commerce Bancshares, Inc.	319,868	12,193,368
Community Bank System, Inc. (a)	354,143	9,845,175
Cullen/Frost Bankers, Inc. (a)	231,366	12,241,575
CVB Financial Corp. (a)	1,078,123	10,813,574
East West Bancorp, Inc.	629,162	12,425,949
F.N.B. Corp. (a)	1,090,637	12,335,104
Fifth Third Bancorp	964,230	12,265,006
First Commonwealth Financial Corp. (a)	981,799	5,164,263
First Financial Bancorp. (a)	414,157	6,891,572
First Financial Bankshares, Inc. (a)	181,991	6,083,959
First Horizon National Corp.	1,540,607	12,324,856
First Midwest Bancorp, Inc.	883,256	8,947,383
First Republic Bank (b)	412,205	12,617,595
FirstMerit Corp.	832,464	12,595,180
Fulton Financial Corp.	1,265,772	12,417,223
Glacier Bancorp, Inc. (a)	863,029	10,382,239
Hancock Holding Co. (a)	383,827	12,270,949
Home Bancshares, Inc. (a)	135,318	3,506,089
Huntington Bancshares, Inc.	2,293,296	12,590,195
IBERIABANK Corp. (a)	245,584	12,107,291
Independent Bank Corp.-Massachusetts (a)	102,997	2,810,788
International Bancshares Corp.	367,887	6,745,208
Investors Bancorp, Inc. (b)	288,990	3,895,585
Keycorp	1,634,489	12,569,220
M&T Bank Corp.	165,246	12,614,880
MB Financial, Inc. (a)	505,459	8,643,349
National Penn Bancshares, Inc. (a)	1,424,832	12,025,582
Old National Bancorp (a)	1,027,435	11,969,618
Oriental Financial Group, Inc. (a)	316,041	3,827,257
PacWest Bancorp (a)	340,788	6,457,933
Park National Corp. (a)	90,907	5,914,409
Pinnacle Financial Partners, Inc. (a)(b)	393,022	6,347,305
PNC Financial Services Group, Inc.	215,828	12,446,801
Popular, Inc. (b)	9,138,366	12,702,329
PrivateBancorp, Inc. (a)	978,659	10,745,676
Prosperity Bancshares, Inc. (a)	304,188	12,273,986
Regions Financial Corp.	2,927,819	12,589,622
S&T Bancorp, Inc. (a)	183,708	3,591,491
Signature Bank (b)	204,198	12,249,838
Sterling Financial Corp. (b)	136,080	2,272,536
SunTrust Banks, Inc.	700,484	12,398,567
Susquehanna Bancshares, Inc. (a)	1,519,228	12,731,131
SVB Financial Group (b)	254,917	12,156,992
Synovus Financial Corp. (a)	8,546,260	12,050,227
TCF Financial Corp. (a)	1,179,855	12,176,104
Texas Capital Bancshares, Inc. (a)(b)	400,983	12,274,090
Trustmark Corp. (a)	529,141	12,852,835
UMB Financial Corp. (a)	249,223	9,283,557
Umpqua Holdings Corp. (a)	958,027	11,869,955
United Bankshares, Inc. (a)	388,504	10,983,008
Valley National Bancorp (a)	1,006,002	12,444,245
Westamerica Bancorporation (a)	229,034	10,054,593
Western Alliance Bancorp (b)	730,380	4,550,267
Wintrust Financial Corp. (a)	428,725	12,025,736
Zions Bancorporation	778,306	12,670,822

		695,324,404

THRIFTS & MORTGAGE FINANCE — 1.8%
Webster Financial Corp.	631,201	12,870,188

TOTAL COMMON STOCKS —
(Cost $741,848,462)		708,194,592

SHORT TERM INVESTMENTS — 10.0%
MONEY MARKET FUNDS — 10.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	69,796,255	69,796,255
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	1,201,764	1,201,764

TOTAL SHORT TERM INVESTMENTS —
(Cost $70,998,019)		70,998,019

TOTAL INVESTMENTS — 109.7% (f)
(Cost $812,846,481)		779,192,611
OTHER ASSETS & LIABILITIES — (9.7)%		(68,779,421)

NET ASSETS — 100.0%		$710,413,190

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
COMMUNICATIONS EQUIPMENT — 17.7%
Cisco Systems, Inc.	244,245	$4,415,951
F5 Networks, Inc. (a)	41,709	4,426,159
Juniper Networks, Inc. (a)	238,781	4,873,520
Nokia Oyj ADR (b)	936,087	4,511,939
QUALCOMM, Inc.	83,565	4,571,005
Telefonaktiebolaget LM Ericsson (Class B) ADR	467,553	4,736,312

		27,534,886

COMPUTERS & PERIPHERALS — 14.3%
Apple, Inc. (a)	11,503	4,658,715
Dell, Inc. (a)	291,683	4,267,322
EMC Corp. (a)	196,887	4,240,946
Hewlett-Packard Co.	169,525	4,366,964
Seagate Technology PLC	283,976	4,657,207

		22,191,154

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Flextronics International, Ltd. (a)	756,629	4,282,520

INTERNET & CATALOG RETAIL — 2.7%
Amazon.com, Inc. (a)	24,250	4,197,675

INTERNET SOFTWARE & SERVICES — 11.5%
eBay, Inc. (a)	144,147	4,371,979
Google, Inc. (Class A) (a)	6,995	4,518,070
LinkedIn Corp. (Class A) (a)(b)	66,541	4,192,748
Yahoo!, Inc. (a)	292,861	4,723,848

		17,806,645

IT SERVICES — 14.1%
Accenture PLC (Class A)	80,947	4,308,809
Cognizant Technology Solutions Corp. (Class A) (a)	66,934	4,304,525
International Business Machines Corp.	23,881	4,391,238
Teradata Corp. (a)	88,917	4,313,364
Visa, Inc. (Class A)	44,949	4,563,672

		21,881,608

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.5%
Analog Devices, Inc.	128,286	4,590,073
Applied Materials, Inc.	424,059	4,541,672
Broadcom Corp. (Class A) (a)	152,525	4,478,134
Intel Corp.	188,285	4,565,911
NVIDIA Corp. (a)(b)	324,287	4,494,618
Texas Instruments, Inc.	152,688	4,444,748

		27,115,156

SOFTWARE — 19.2%
Activision Blizzard, Inc. (b)	368,815	4,543,801
Intuit, Inc.	84,578	4,447,957
Microsoft Corp.	168,492	4,374,052
Oracle Corp.	149,976	3,846,884
Salesforce.com, Inc. (a)(b)	40,891	4,148,801
SAP AG ADR	80,222	4,247,755
VMware, Inc. (Class A) (a)	51,034	4,245,519

		29,854,769

TOTAL COMMON STOCKS —
(Cost $170,535,396)		154,864,413

SHORT TERM INVESTMENTS — 6.3%
MONEY MARKET FUNDS — 6.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,347,150	9,347,150
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	441,324	441,324

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,788,474)		9,788,474

TOTAL INVESTMENTS — 106.0% (f)
(Cost $180,323,870)		164,652,887
OTHER ASSETS & LIABILITIES — (6.0)%		(9,343,269)

NET ASSETS — 100.0%		$155,309,618

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 3.4%
PepsiCo, Inc.	2,287,756	$151,792,611
The Coca-Cola Co.	1,892,092	132,389,677

		284,182,288

CAPITAL MARKETS — 2.9%
Eaton Vance Corp. (a)(b)	5,987,045	141,533,744
T. Rowe Price Group, Inc. (a)	1,750,865	99,711,762

		241,245,506

CHEMICALS — 5.0%
Air Products & Chemicals, Inc.	1,504,685	128,184,115
PPG Industries, Inc.	1,346,996	112,460,696
RPM International, Inc. (a)(b)	7,023,956	172,438,120

		413,082,931

COMMERCIAL BANKS — 2.1%
Commerce Bancshares, Inc. (a)	2,874,951	109,593,132
United Bankshares, Inc. (a)	2,384,300	67,404,161

		176,997,293

COMMERCIAL SERVICES & SUPPLIES — 4.5%
ABM Industries, Inc. (a)	2,376,385	49,001,059
Pitney Bowes, Inc. (a)(b)	17,323,575	321,179,080

		370,180,139

COMPUTERS & PERIPHERALS — 1.2%
Diebold, Inc. (a)(b)	3,232,607	97,204,493

CONTAINERS & PACKAGING — 3.8%
Bemis Co., Inc. (a)	5,021,506	151,046,900
Sonoco Products Co. (a)	4,856,184	160,059,825

		311,106,725

DISTRIBUTORS — 1.8%
Genuine Parts Co. (a)	2,392,574	146,425,529

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	9,316,145	281,720,225

ELECTRICAL EQUIPMENT — 2.3%
Brady Corp. (Class A) (a)	2,178,665	68,780,454
Emerson Electric Co.	2,665,902	124,204,374

		192,984,828

FOOD & STAPLES RETAILING — 5.0%
Sysco Corp. (a)	6,031,470	176,903,015
Wal-Mart Stores, Inc.	1,914,376	114,403,110
Walgreen Co.	3,600,584	119,035,307

		410,341,432

FOOD PRODUCTS — 2.7%
Archer-Daniels-Midland Co.	3,509,964	100,384,970
McCormick & Co., Inc. (a)	2,378,400	119,918,928

		220,303,898

GAS UTILITIES — 6.6%
National Fuel Gas Co. (a)	1,923,544	106,910,576
Northwest Natural Gas Co. (a)	976,893	46,822,481
Piedmont Natural Gas Co., Inc. (a)	3,101,191	105,378,470
Questar Corp.	7,937,888	157,646,456
WGL Holdings, Inc. (a)(b)	2,972,088	131,425,731

		548,183,714

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Becton, Dickinson and Co.	1,504,233	112,396,290
Medtronic, Inc.	3,324,740	127,171,305

		239,567,595

HOTELS, RESTAURANTS & LEISURE — 1.7%
McDonald’s Corp.	1,396,008	140,061,483

HOUSEHOLD DURABLES — 2.8%
Leggett & Platt, Inc. (a)(b)	10,171,936	234,361,405

HOUSEHOLD PRODUCTS — 7.6%
Colgate-Palmolive Co.	1,260,521	116,459,535
Kimberly-Clark Corp.	2,493,515	183,422,964
The Clorox Co.	2,587,188	172,203,233
The Procter & Gamble Co.	2,291,166	152,843,684

		624,929,416

INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	1,523,806	124,540,664

INSURANCE — 9.4%
Aflac, Inc.	3,182,036	137,654,878
Cincinnati Financial Corp. (a)(b)	8,330,699	253,753,092
Mercury General Corp.	1,792,473	81,772,618
Old Republic International Corp. (a)(b)	21,101,897	195,614,585
The Chubb Corp. (a)	1,560,246	108,000,228

		776,795,401

IT SERVICES — 1.8%
Automatic Data Processing, Inc.	2,753,538	148,718,587

MACHINERY — 5.6%
Dover Corp.	1,896,845	110,111,852
Illinois Tool Works, Inc.	3,172,390	148,182,337
Pentair, Inc. (a)	2,516,146	83,762,500
Stanley Black & Decker, Inc.	1,742,603	117,799,963

		459,856,652

MEDIA — 1.4%
The McGraw-Hill Cos., Inc.	2,494,880	112,194,754

METALS & MINING — 2.0%
Nucor Corp. (a)	4,242,545	167,877,506

MULTI-UTILITIES — 4.6%
Black Hills Corp. (b)	2,462,153	82,679,098
Consolidated Edison, Inc. (a)	3,092,095	191,802,653
Vectren Corp.	3,577,103	108,135,823

		382,617,574

MULTILINE RETAIL — 1.2%
Target Corp.	1,965,415	100,668,556

OIL, GAS & CONSUMABLE FUELS — 1.3%
Exxon Mobil Corp.	1,321,699	112,027,207

PHARMACEUTICALS — 4.0%
Abbott Laboratories	2,935,003	165,035,219
Johnson & Johnson	2,476,040	162,378,703

		327,413,922

REAL ESTATE INVESTMENT TRUSTS — 4.7%
Federal Realty Investment Trust (a)	1,605,530	145,701,847
HCP, Inc.	5,846,597	242,224,514

		387,926,361

See accompanying notes to financial statements.

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

SPECIALTY RETAIL — 1.4%
Lowe’s Cos., Inc.	4,418,876	$112,151,073

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
V.F. Corp.	681,069	86,488,952

TOTAL COMMON STOCKS —
(Cost $7,699,443,008)		8,232,156,109

SHORT TERM INVESTMENTS — 6.8%
MONEY MARKET FUNDS — 6.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	549,624,700	549,624,700
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	10,942,911	10,942,911

TOTAL SHORT TERM INVESTMENTS —
(Cost $560,567,611)		560,567,611

TOTAL INVESTMENTS — 106.4% (f)
(Cost $8,260,010,619)		8,792,723,720
OTHER ASSETS & LIABILITIES — (6.4)%		(531,730,812)

NET ASSETS — 100.0%		$8,260,992,908

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Affiliated issuer. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	6,998	$134,152
Aerovironment, Inc. (a)	2,897	91,169
Alliant Techsystems, Inc.	3,816	218,123
American Science & Engineering, Inc.	879	59,869
BE Aerospace, Inc. (a)	8,731	337,977
Ceradyne, Inc. (a)	3,788	101,443
Cubic Corp.	1,723	75,106
Curtiss-Wright Corp.	4,553	160,858
DigitalGlobe, Inc. (a)	5,602	95,850
Esterline Technologies Corp. (a)	6,317	353,563
Exelis, Inc.	38,086	344,678
General Dynamics Corp.	5,127	340,484
GeoEye, Inc. (a)	6,710	149,096
Goodrich Corp.	2,715	335,846
HEICO Corp.	2,984	174,504
Hexcel Corp. (a)	13,491	326,617
Honeywell International, Inc.	6,178	335,774
Huntington Ingalls Industries, Inc. (a)	5,427	169,757
L-3 Communications Holdings, Inc.	5,043	336,267
Lockheed Martin Corp.	4,309	348,598
Moog, Inc. (Class A) (a)	2,982	130,999
National Presto Industries, Inc.	619	57,938
Northrop Grumman Corp.	5,915	345,909
Orbital Sciences Corp. (a)	7,032	102,175
Precision Castparts Corp.	2,055	338,643
Raytheon Co.	7,324	354,335
Rockwell Collins, Inc.	6,185	342,463
Spirit Aerosystems Holdings, Inc. (Class A) (a)	16,470	342,247
Teledyne Technologies, Inc. (a)	3,047	167,128
Textron, Inc.	18,321	338,755
The Boeing Co.	4,638	340,197
TransDigm Group, Inc. (a)	3,427	327,895
Triumph Group, Inc.	5,681	332,054
United Technologies Corp.	4,372	319,550

TOTAL COMMON STOCKS —
(Cost $7,759,113)		8,330,019

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.15% (b)(c) (Cost $5,312)	5,312	5,312

TOTAL INVESTMENTS — 100.0% (d)
(Cost $7,764,425)		8,335,331
OTHER ASSETS & LIABILITIES — 0.0% (e)		3,695

NET ASSETS — 100.0%		$8,339,026

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
Acorda Therapeutics, Inc. (a)	396,403	$9,450,248
Alexion Pharmaceuticals, Inc. (a)	206,557	14,768,825
Alkermes PLC (a)(b)	674,183	11,703,817
Amgen, Inc.	229,410	14,730,416
Amylin Pharmaceuticals, Inc. (a)	1,286,204	14,637,002
ARIAD Pharmaceuticals, Inc. (a)(b)	1,155,721	14,157,582
Aveo Pharmaceuticals, Inc. (a)(b)	170,725	2,936,470
Biogen Idec, Inc. (a)	118,953	13,090,778
BioMarin Pharmaceutical, Inc. (a)(b)	399,646	13,739,829
Celgene Corp. (a)	211,447	14,293,817
Cepheid, Inc. (a)(b)	408,053	14,041,104
Cubist Pharmaceuticals, Inc. (a)(b)	355,668	14,091,566
Dendreon Corp. (a)(b)	1,688,563	12,833,079
Dynavax Technologies Corp. (a)(b)	899,917	2,987,724
Emergent Biosolutions, Inc. (a)(b)	180,886	3,046,120
Enzon Pharmaceuticals, Inc. (a)(b)	236,665	1,585,656
Exact Sciences Corp. (a)(b)	524,098	4,255,676
Exelixis, Inc. (a)(b)	1,906,435	9,026,970
Genomic Health, Inc. (a)	114,865	2,916,422
Gilead Sciences, Inc. (a)	344,581	14,103,700
Halozyme Therapeutics, Inc. (a)(b)	428,478	4,074,826
Human Genome Sciences, Inc. (a)(b)	1,782,631	13,173,643
Idenix Pharmaceuticals, Inc. (a)	455,885	3,394,064
ImmunoGen, Inc. (a)(b)	591,888	6,854,063
Incyte Corp. (a)(b)	988,293	14,834,278
InterMune, Inc. (a)	776,921	9,789,205
Ironwood Pharmaceuticals, Inc. (a)(b)	221,955	2,656,801
Isis Pharmaceuticals, Inc. (a)(b)	589,419	4,249,711
Lexicon Pharmaceuticals, Inc. (a)(b)	504,040	650,212
Medivation, Inc. (a)	275,512	12,703,858
Micromet, Inc. (a)(b)	364,552	2,621,129
Momenta Pharmaceuticals, Inc. (a)	867,129	15,079,373
Myriad Genetics, Inc. (a)	426,819	8,937,590
NPS Pharmaceuticals, Inc. (a)	1,134,819	7,478,457
Onyx Pharmaceuticals, Inc. (a)	330,841	14,540,462
Opko Health, Inc. (a)(b)	1,483,087	7,267,126
Pharmacyclics, Inc. (a)(b)	587,744	8,710,366
Pharmasset, Inc. (a)	104,150	13,352,030
Regeneron Pharmaceuticals, Inc. (a)(b)	251,782	13,956,276
Rigel Pharmaceuticals, Inc. (a)	292,346	2,306,610
Seattle Genetics, Inc. (a)(b)	743,008	12,419,379
Spectrum Pharmaceuticals, Inc. (a)(b)	634,814	9,287,329
Theravance, Inc. (a)(b)	302,033	6,674,929
United Therapeutics Corp. (a)	319,915	15,115,984
Vertex Pharmaceuticals, Inc. (a)	457,629	15,197,859

TOTAL COMMON STOCKS —
(Cost $452,253,341)		427,722,361

SHORT TERM INVESTMENTS — 17.9%
MONEY MARKET FUNDS — 17.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	76,053,401	76,053,401
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	559,202	559,202

TOTAL SHORT TERM INVESTMENTS —
(Cost $76,612,603)		76,612,603

TOTAL INVESTMENTS — 117.8% (f)
(Cost $528,865,944)		504,334,964
OTHER ASSETS & LIABILITIES — (17.8)%		(76,149,354)

NET ASSETS — 100.0%		$428,185,610

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 83.1%
Abaxis, Inc. (a)	5,385	$149,003
ABIOMED, Inc. (a)	7,520	138,894
Analogic Corp.	3,771	216,154
ArthroCare Corp. (a)	6,583	208,549
Baxter International, Inc.	9,797	484,756
Becton, Dickinson and Co.	6,756	504,808
Boston Scientific Corp. (a)	92,156	492,113
C.R. Bard, Inc.	5,748	491,454
CareFusion Corp. (a)	19,859	504,617
Conceptus, Inc. (a)	7,073	89,403
CONMED Corp. (a)	6,279	161,182
Covidien PLC	11,105	499,836
Cyberonics, Inc. (a)	6,615	221,603
DexCom, Inc. (a)	37,020	344,656
Edwards Lifesciences Corp. (a)	7,634	539,724
Gen-Probe, Inc. (a)	8,402	496,726
Greatbatch, Inc. (a)	7,872	173,971
HeartWare International, Inc. (a)	6,022	415,518
Hill-Rom Holdings, Inc.	14,815	499,117
Hologic, Inc. (a)	28,611	500,979
IDEXX Laboratories, Inc. (a)	6,609	508,629
Insulet Corp. (a)	18,126	341,313
Integra LifeSciences Holdings Corp. (a)	13,763	424,313
Intuitive Surgical, Inc. (a)	1,119	518,108
Invacare Corp.	13,655	208,785
MAKO Surgical Corp. (a)	18,303	461,419
Masimo Corp. (a)	24,235	452,831
Medtronic, Inc.	13,695	523,834
NuVasive, Inc. (a)	37,640	473,888
NxStage Medical, Inc. (a)	24,479	435,237
Orthofix International NV (a)	4,462	157,196
Quidel Corp. (a)	6,433	97,331
ResMed, Inc. (a)	19,634	498,704
Sirona Dental Systems, Inc. (a)	11,155	491,266
SonoSite, Inc. (a)	7,233	389,569
St. Jude Medical, Inc.	13,978	479,445
STERIS Corp.	16,568	494,058
Stryker Corp.	10,295	511,764
Teleflex, Inc.	8,141	498,962
Thoratec Corp. (a)	15,865	532,429
Varian Medical Systems, Inc. (a)	7,647	513,343
Volcano Corp. (a)	22,325	531,112
Wright Medical Group, Inc. (a)	32,370	534,105
Zimmer Holdings, Inc. (a)	10,000	534,200
Zoll Medical Corp. (a)	10,019	633,000

		18,377,904

HEALTH CARE SUPPLIES — 16.9%
Alere, Inc. (a)	21,175	488,931
Align Technology, Inc. (a)	19,387	459,956
DENTSPLY International, Inc.	13,616	476,424
Endologix, Inc. (a)	28,300	324,884
Haemonetics Corp. (a)	7,626	466,864
ICU Medical, Inc. (a)	2,731	122,895
Meridian Bioscience, Inc.	11,043	208,050
Merit Medical Systems, Inc. (a)	12,013	160,734
Neogen Corp. (a)	7,188	220,240
The Cooper Cos., Inc.	7,265	512,328
West Pharmaceutical Services, Inc.	7,404	280,982

		3,722,288

TOTAL COMMON STOCKS —
(Cost $23,730,624)		22,100,192

SHORT TERM INVESTMENT — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.15% (c)(d) (Cost $6,688)	6,688	6,688

TOTAL INVESTMENTS — 100.0% (e)
(Cost $23,737,312)		22,106,880
OTHER ASSETS & LIABILITIES — 0.0% (b)		2,744

NET ASSETS — 100.0%		$22,109,624

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE DISTRIBUTORS — 16.5%
AmerisourceBergen Corp.	3,178	$118,190
Cardinal Health, Inc.	2,759	112,043
Henry Schein, Inc. (a)	1,821	117,327
McKesson Corp.	1,450	112,970
MWI Veterinary Supply, Inc. (a)	876	58,201
Owens & Minor, Inc.	4,043	112,355
Patterson Cos., Inc.	3,940	116,309
PharMerica Corp. (a)	4,290	65,122
PSS World Medical, Inc. (a)	4,780	115,628

		928,145

HEALTH CARE FACILITIES — 23.8%
AmSurg Corp. (a)	1,715	44,659
Brookdale Senior Living, Inc. (a)	7,247	126,025
Community Health Systems, Inc. (a)	6,564	114,542
Emeritus Corp. (a)	1,952	34,179
Hanger Orthopedic Group, Inc. (a)	3,507	65,546
HCA Holdings, Inc. (a)	5,458	120,240
Health Management Associates, Inc. (Class A) (a)	15,813	116,542
HEALTHSOUTH Corp. (a)	6,824	120,580
Kindred Healthcare, Inc. (a)	9,577	112,721
LifePoint Hospitals, Inc. (a)	3,094	114,942
Tenet Healthcare Corp. (a)	25,976	133,257
Universal Health Services, Inc. (Class B)	3,087	119,961
VCA Antech, Inc. (a)	5,850	115,537

		1,338,731

HEALTH CARE SERVICES — 32.3%
Accretive Health, Inc. (a)	5,151	118,370
Air Methods Corp. (a)	977	82,508
Amedisys, Inc. (a)	8,136	88,764
Bio-Reference Laboratories, Inc. (a)	6,507	105,869
Catalyst Health Solutions, Inc. (a)	2,231	116,012
Chemed Corp.	2,303	117,937
DaVita, Inc. (a)	1,549	117,430
Express Scripts, Inc. (a)	2,513	112,306
HMS Holdings Corp. (a)	3,651	116,759
IPC The Hospitalist Co. (a)	1,497	68,443
Laboratory Corp. of America Holdings (a)	1,385	119,068
Landauer, Inc.	435	22,402
Lincare Holdings, Inc.	4,812	123,716
Medco Health Solutions, Inc. (a)	2,023	113,086
MEDNAX, Inc. (a)	1,745	125,657
Omnicare, Inc.	3,460	119,197
Quest Diagnostics, Inc.	2,022	117,397
Team Health Holdings, Inc. (a)	1,698	37,475

		1,822,396

MANAGED HEALTH CARE — 27.2%
Aetna, Inc.	2,826	119,229
AMERIGROUP Corp. (a)	2,095	123,773
Centene Corp. (a)	3,078	121,858
CIGNA Corp.	2,713	113,946
Coventry Health Care, Inc. (a)	3,648	110,790
Health Net, Inc. (a)	3,875	117,877
Healthspring, Inc. (a)	2,122	115,734
Humana, Inc.	1,331	116,609
Magellan Health Services, Inc. (a)	2,392	118,332
Molina Healthcare, Inc. (a)	4,067	90,816
UnitedHealth Group, Inc.	2,363	119,757
Universal American Corp.	3,174	40,342
WellCare Health Plans, Inc. (a)	2,058	108,045
WellPoint, Inc.	1,738	115,142

		1,532,250

TOTAL COMMON STOCKS —
(Cost $5,013,244)		5,621,522

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.15% (b)(c) (Cost $11,264)	11,264	11,264

TOTAL INVESTMENTS — 100.0% (d)
(Cost $5,024,508)		5,632,786
OTHER ASSETS & LIABILITIES — 0.0% (e)		(178)

NET ASSETS — 100.0%		$5,632,608

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 24.4%
A.O. Smith Corp. (a)	875,639	$35,130,637
Armstrong World Industries, Inc. (a)(b)	370,055	16,234,313
Griffon Corp.	358,268	3,270,987
Lennox International, Inc.	1,010,267	34,096,511
Masco Corp. (a)	3,738,528	39,179,773
Owens Corning, Inc. (b)	1,246,998	35,813,783
Quanex Building Products Corp. (a)	491,699	7,385,319
Simpson Manufacturing Co., Inc. (a)	347,351	11,691,835
Universal Forest Products, Inc. (a)	202,774	6,259,633
USG Corp. (a)(b)	2,665,696	27,083,471

		216,146,262

HOME FURNISHINGS — 14.2%
Ethan Allen Interiors, Inc. (a)	437,014	10,361,602
La-Z-Boy, Inc. (a)(b)	705,424	8,394,546
Leggett & Platt, Inc.	1,519,685	35,013,542
Mohawk Industries, Inc. (b)	615,767	36,853,655
Tempur-Pedic International, Inc. (a)(b)	666,363	35,004,048

		125,627,393

HOME FURNISHING RETAIL — 18.1%
Aaron’s, Inc.	823,216	21,963,403
Bed Bath & Beyond, Inc. (b)	555,264	32,188,654
Pier 1 Imports, Inc. (a)(b)	2,536,421	35,332,345
Select Comfort Corp. (b)	1,690,934	36,676,358
Williams-Sonoma, Inc.	889,548	34,247,598

		160,408,358

HOME IMPROVEMENT RETAIL — 9.7%
Lowe’s Cos., Inc.	1,405,847	35,680,397
Lumber Liquidators Holdings, Inc. (b)	787,821	13,912,919
The Home Depot, Inc.	872,572	36,682,927

		86,276,243

HOMEBUILDING — 26.8%
D.R. Horton, Inc.	2,772,861	34,965,777
Lennar Corp. (Class A) (a)	1,787,323	35,120,897
M.D.C. Holdings, Inc. (a)	1,739,026	30,659,028
NVR, Inc. (b)	51,951	35,638,386
Pulte Group, Inc. (a)(b)	5,554,466	35,048,681
The Ryland Group, Inc. (a)	1,967,159	31,002,426
Toll Brothers, Inc. (b)	1,690,191	34,513,700

		236,948,895

HOUSEHOLD APPLIANCES — 6.7%
Helen of Troy, Ltd. (b)	298,067	9,150,657
iRobot Corp. (a)(b)	565,520	16,880,772
Whirlpool Corp. (a)	705,039	33,454,100

		59,485,529

TOTAL COMMON STOCKS —
(Cost $933,946,343)		884,892,680

SHORT TERM INVESTMENTS — 8.3%
MONEY MARKET FUNDS — 8.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	73,350,878	73,350,878
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	237,876	237,876

TOTAL SHORT TERM INVESTMENTS —
(Cost $73,588,754)		73,588,754

TOTAL INVESTMENTS — 108.2% (f)
(Cost $1,007,535,097)		958,481,434
OTHER ASSETS & LIABILITIES — (8.2)%		(73,030,578)

NET ASSETS — 100.0%		$885,450,856

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 7.4%
Alcoa, Inc.	2,320,070	$20,068,606
Century Aluminum Co. (a)(b)	2,199,194	18,715,141
Kaiser Aluminum Corp. (a)	216,106	9,914,943
Noranda Aluminium Holding Corp.	425,492	3,510,309

		52,208,999

COAL & CONSUMABLE FUELS — 17.2%
Alpha Natural Resources, Inc. (b)	953,719	19,484,479
Arch Coal, Inc.	1,439,238	20,883,343
Cloud Peak Energy, Inc. (b)	1,096,285	21,180,226
CONSOL Energy, Inc.	560,789	20,580,956
Patriot Coal Corp. (a)(b)	2,261,484	19,154,770
Peabody Energy Corp.	609,119	20,167,930

		121,451,704

DIVERSIFIED METALS & MINING — 23.0%
AMCOL International Corp. (a)	218,827	5,875,505
Compass Minerals International, Inc.	303,727	20,911,604
Freeport-McMoRan Copper & Gold, Inc.	562,907	20,709,348
General Moly, Inc. (a)(b)	1,039,388	3,211,709
Globe Specialty Metals, Inc. (a)	1,462,306	19,580,277
Horsehead Holding Corp. (a)(b)	747,272	6,732,921
Materion Corp. (b)	296,733	7,204,677
Molycorp, Inc. (a)(b)	765,473	18,356,043
RTI International Metals, Inc. (a)(b)	821,670	19,070,961
Titanium Metals Corp. (a)	1,389,194	20,810,126
Walter Energy, Inc.	333,169	20,176,715

		162,639,886

GOLD — 10.8%
Allied Nevada Gold Corp. (a)(b)	688,846	20,858,257
Newmont Mining Corp.	334,066	20,047,301
Royal Gold, Inc.	284,117	19,158,009
US Gold Corp. (a)(b)	4,970,581	16,701,152

		76,764,719

PRECIOUS METALS & MINERALS — 7.9%
Coeur d’Alene Mines Corp. (b)	764,652	18,458,699
Hecla Mining Co. (a)	3,467,568	18,135,381
Stillwater Mining Co. (a)(b)	1,862,274	19,479,386

		56,073,466

STEEL — 33.5%
AK Steel Holding Corp. (a)	2,597,712	21,457,101
Allegheny Technologies, Inc.	457,577	21,872,181
Carpenter Technology Corp.	424,717	21,864,431
Cliffs Natural Resources, Inc.	322,451	20,104,820
Commercial Metals Co.	1,560,799	21,585,850
Haynes International, Inc. (a)	171,576	9,368,050
Nucor Corp.	550,737	21,792,663
Reliance Steel & Aluminum Co.	453,928	22,101,754
Schnitzer Steel Industries, Inc. (Class A)	366,788	15,507,797
Steel Dynamics, Inc.	1,688,029	22,197,581
United States Steel Corp. (a)	813,888	21,535,477
Worthington Industries, Inc. (a)	1,057,506	17,321,948

		236,709,653

TOTAL COMMON STOCKS —
(Cost $1,021,446,647)		705,848,427

SHORT TERM INVESTMENTS — 14.1%
MONEY MARKET FUNDS — 14.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	98,655,865	98,655,865
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	1,339,768	1,339,768

TOTAL SHORT TERM INVESTMENTS —
(Cost $99,995,633)		99,995,633

TOTAL INVESTMENTS — 113.9% (f)
(Cost $1,121,442,280)		805,844,060
OTHER ASSETS & LIABILITIES — (13.9)%		(98,341,877)

NET ASSETS — 100.0%		$707,502,183

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 27.4%
Atwood Oceanics, Inc. (a)(b)	209,939	$8,353,473
Diamond Offshore Drilling, Inc.	147,937	8,174,999
Helmerich & Payne, Inc.	144,211	8,416,154
Hercules Offshore, Inc. (b)	2,007,311	8,912,461
Nabors Industries, Ltd. (b)	485,776	8,423,356
Noble Corp. (b)	264,367	7,989,171
Parker Drilling Co. (a)(b)	714,927	5,126,026
Patterson-UTI Energy, Inc.	416,356	8,318,793
Pioneer Drilling Co. (b)	600,812	5,815,860
Rowan Cos., Inc. (b)	268,526	8,144,393
Transocean, Ltd.	201,935	7,752,285
Unit Corp. (b)	178,273	8,271,867

		93,698,838

OIL & GAS EQUIPMENT & SERVICES — 72.4%
Baker Hughes, Inc.	173,317	8,430,139
Basic Energy Services, Inc. (a)(b)	459,253	9,047,284
Bristow Group, Inc.	186,398	8,833,401
Cameron International Corp. (b)	164,772	8,105,135
CARBO Ceramics, Inc. (a)	61,851	7,628,084
Complete Production Services, Inc. (b)	255,193	8,564,277
Core Laboratories NV	74,507	8,490,073
Dresser-Rand Group, Inc. (b)	158,901	7,930,749
Dril-Quip, Inc. (b)	120,792	7,950,529
Exterran Holdings, Inc. (b)	816,330	7,428,603
FMC Technologies, Inc. (b)	168,439	8,797,569
Gulfmark Offshore, Inc. (Class A) (b)	155,028	6,512,726
Halliburton Co.	256,275	8,844,050
Helix Energy Solutions Group, Inc. (b)	516,535	8,161,253
Hornbeck Offshore Services, Inc. (a)(b)	252,243	7,824,578
ION Geophysical Corp. (a)(b)	1,286,298	7,885,007
Key Energy Services, Inc. (b)	587,755	9,092,570
Lufkin Industries, Inc. (a)	119,644	8,053,238
McDermott International, Inc. (b)	781,987	9,000,670
National Oilwell Varco, Inc.	118,987	8,089,926
Newpark Resources, Inc. (a)(b)	765,281	7,270,169
Oceaneering International, Inc.	181,219	8,359,632
Oil States International, Inc. (b)	113,908	8,699,154
OYO Geospace Corp. (a)(b)	27,402	2,118,997
RPC, Inc. (a)	476,020	8,687,365
Schlumberger, Ltd.	117,775	8,045,210
SEACOR Holdings, Inc. (b)	98,056	8,723,062
Superior Energy Services, Inc. (b)	300,351	8,541,982
Tetra Technologies, Inc. (a)(b)	560,682	5,236,770
Tidewater, Inc. (a)	169,982	8,380,113
Weatherford International, Ltd. (b)	583,034	8,535,618

		247,267,933

TOTAL COMMON STOCKS —
(Cost $361,664,552)		340,966,771

SHORT TERM INVESTMENTS — 8.9%
MONEY MARKET FUNDS — 8.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	29,649,518	29,649,518
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	610,452	610,452

TOTAL SHORT TERM INVESTMENTS —
(Cost $30,259,970)		30,259,970

TOTAL INVESTMENTS — 108.7% (f)
(Cost $391,924,522)		371,226,741
OTHER ASSETS & LIABILITIES — (8.7)%		(29,707,435)

NET ASSETS — 100.0%		$341,519,306

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INTEGRATED OIL & GAS — 10.3%
Chevron Corp.	102,630	$10,919,832
ConocoPhillips	148,712	10,836,643
Exxon Mobil Corp.	131,514	11,147,127
Hess Corp.	183,075	10,398,660
Marathon Oil Corp.	377,792	11,057,972
Murphy Oil Corp.	196,135	10,932,565
Occidental Petroleum Corp.	113,356	10,621,457

		75,914,256

OIL & GAS EXPLORATION & PRODUCTION — 76.2%
Abraxas Petroleum Corp. (a)(b)	2,333,649	7,701,042
Anadarko Petroleum Corp.	133,325	10,176,697
Apache Corp.	109,744	9,940,612
Approach Resources, Inc. (b)	339,762	9,992,400
ATP Oil & Gas Corp. (a)(b)	1,515,759	11,155,986
Berry Petroleum Co. (Class A)	262,401	11,026,090
Bill Barrett Corp. (b)	291,987	9,947,997
BPZ Resources, Inc. (a)(b)	2,533,425	7,194,927
Cabot Oil & Gas Corp.	131,823	10,005,366
Carrizo Oil & Gas, Inc. (b)	369,162	9,727,419
Chesapeake Energy Corp.	433,967	9,673,124
Cimarex Energy Co.	156,863	9,709,820
Clayton Williams Energy, Inc. (a)(b)	104,271	7,912,083
Cobalt International Energy, Inc. (a)(b)	1,018,246	15,803,178
Comstock Resources, Inc. (a)(b)	563,164	8,616,409
Concho Resources, Inc. (b)	106,347	9,970,031
Contango Oil & Gas Co. (a)(b)	172,421	10,031,454
Continental Resources, Inc. (a)(b)	153,580	10,245,322
Denbury Resources, Inc. (b)	650,951	9,829,360
Devon Energy Corp.	160,804	9,969,848
Energen Corp.	210,474	10,523,700
Energy Partners, Ltd. (a)(b)	401,322	5,859,301
Energy XXI Bermuda, Ltd. (b)	347,526	11,079,129
EOG Resources, Inc.	103,142	10,160,518
EQT Corp.	188,958	10,353,009
EXCO Resources, Inc. (a)	917,690	9,589,860
Forest Oil Corp. (a)(b)	632,423	8,569,332
GeoResources, Inc. (a)(b)	327,449	9,597,530
Goodrich Petroleum Corp. (a)(b)	696,715	9,565,897
Gulfport Energy Corp. (b)	332,439	9,790,329
Harvest Natural Resources, Inc. (a)(b)	1,164,340	8,592,829
Hyperdynamics Corp. (a)(b)	3,313,091	8,117,073
Magnum Hunter Resources Corp. (a)(b)	2,326,363	12,539,097
McMoRan Exploration Co. (a)(b)	686,372	9,986,713
Newfield Exploration Co. (b)	255,487	9,639,524
Noble Energy, Inc.	112,001	10,571,774
Northern Oil and Gas, Inc. (a)(b)	428,706	10,280,370
Oasis Petroleum, Inc. (a)(b)	354,404	10,309,612
Petroleum Development Corp. (a)(b)	285,748	10,032,612
Petroquest Energy, Inc. (a)(b)	1,651,441	10,899,511
Pioneer Natural Resources Co.	117,440	10,508,531
Plains Exploration & Production Co. (b)	297,796	10,935,069
QEP Resources, Inc.	334,059	9,787,929
Quicksilver Resources, Inc. (a)(b)	1,332,610	8,941,813
Range Resources Corp.	157,126	9,732,384
Resolute Energy Corp. (b)	804,880	8,692,704
Rex Energy Corp. (a)(b)	719,667	10,622,285
Rosetta Resources, Inc. (b)	211,664	9,207,384
SandRidge Energy, Inc. (a)(b)	1,398,860	11,414,698
SM Energy Co.	140,247	10,252,056
Southwestern Energy Co. (b)	290,900	9,291,346
Stone Energy Corp. (a)(b)	411,526	10,856,056
Swift Energy Co. (a)(b)	352,763	10,484,116
Ultra Petroleum Corp. (b)	310,984	9,214,456
VAALCO Energy, Inc. (b)	1,118,404	6,755,160
W&T Offshore, Inc.	477,896	10,136,174
Whiting Petroleum Corp. (b)	222,682	10,397,023

		561,916,069

OIL & GAS REFINING & MARKETING — 13.2%
Clean Energy Fuels Corp. (a)(b)	844,643	10,524,252
CVR Energy, Inc. (b)	562,925	10,543,585
Hollyfrontier Corp.	466,733	10,921,552
Marathon Petroleum Corp.	306,827	10,214,271
Sunoco, Inc.	275,254	11,290,919
Tesoro Corp. (b)	491,074	11,471,489
Valero Energy Corp.	505,921	10,649,637
Western Refining, Inc. (a)(b)	828,908	11,016,187
World Fuel Services Corp. (a)	252,822	10,613,468

		97,245,360

TOTAL COMMON STOCKS —
(Cost $898,729,259)		735,075,685

SHORT TERM INVESTMENTS — 13.9%
MONEY MARKET FUNDS — 13.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	97,352,044	97,352,044
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	4,739,457	4,739,457

TOTAL SHORT TERM INVESTMENTS —
(Cost $102,091,501)		102,091,501

TOTAL INVESTMENTS — 113.6% (f)
(Cost $1,000,820,760)		837,167,186
OTHER ASSETS & LIABILITIES — (13.6)%		(100,095,606)

NET ASSETS — 100.0%		$737,071,580

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
PHARMACEUTICALS — 100.0%
Abbott Laboratories	218,614	$12,292,665
Akorn, Inc. (a)(b)	518,163	5,761,972
Allergan, Inc.	142,884	12,536,642
Auxilium Pharmaceuticals, Inc. (a)(b)	376,344	7,500,536
Bristol-Myers Squibb Co.	355,692	12,534,586
Eli Lilly & Co.	303,795	12,625,720
Endo Pharmaceuticals Holdings, Inc. (b)	350,768	12,112,019
Forest Laboratories, Inc. (b)	402,221	12,171,207
Hi-Tech Pharmacal Co., Inc. (b)	100,794	3,919,879
Hospira, Inc. (b)	425,002	12,907,311
Impax Laboratories, Inc. (a)(b)	364,333	7,348,597
Jazz Pharmaceuticals, Inc. (a)(b)	324,630	12,540,457
Johnson & Johnson	184,870	12,123,775
Medicis Pharmaceutical Corp. (Class A) (a)	363,378	12,082,318
Merck & Co., Inc.	334,358	12,605,297
Mylan, Inc. (b)	596,496	12,800,804
Nektar Therapeutics (a)(b)	636,767	3,562,711
Optimer Pharmaceuticals, Inc. (a)(b)	841,455	10,299,409
Par Pharmaceutical Cos., Inc. (b)	222,445	7,280,625
Perrigo Co. (a)	119,742	11,650,897
Pfizer, Inc.	580,242	12,556,437
Questcor Pharmaceuticals, Inc. (a)(b)	261,674	10,880,405
Salix Pharmaceuticals, Ltd. (a)(b)	264,405	12,651,779
The Medicines Co. (b)	268,014	4,995,781
ViroPharma, Inc. (a)(b)	433,151	11,864,006
VIVUS, Inc. (a)(b)	683,559	6,664,700
Warner Chilcott PLC (b)	777,693	11,766,495
Watson Pharmaceuticals, Inc. (b)	193,926	11,701,495

TOTAL COMMON STOCKS —
(Cost $251,234,730)		289,738,525

SHORT TERM INVESTMENTS — 12.0%
MONEY MARKET FUNDS — 12.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	34,786,959	34,786,959
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	13,235	13,235

TOTAL SHORT TERM INVESTMENTS —
(Cost $34,800,194)		34,800,194

TOTAL INVESTMENTS — 112.0% (f)
(Cost $286,034,924)		324,538,719
OTHER ASSETS & LIABILITIES — (12.0)%		(34,684,991)

NET ASSETS — 100.0%		$289,853,728

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPAREL RETAIL — 30.3%
Abercrombie & Fitch Co. (Class A)	123,776	$6,045,220
Aeropostale, Inc. (a)(b)	366,939	5,595,820
American Eagle Outfitters, Inc.	421,307	6,441,784
ANN, Inc. (b)	249,458	6,181,569
Ascena Retail Group, Inc. (b)	216,787	6,442,910
Brown Shoe Co., Inc. (a)	685,508	6,101,021
Charming Shoppes, Inc. (a)(b)	1,306,439	6,401,551
Chico’s FAS, Inc.	574,411	6,398,938
Collective Brands, Inc. (a)(b)	433,110	6,223,791
DSW, Inc. (Class A)	128,357	5,674,663
Express, Inc. (b)	308,515	6,151,789
Foot Locker, Inc.	247,909	5,910,151
Genesco, Inc. (b)	103,000	6,359,220
Guess?, Inc.	215,927	6,438,943
Jos. A. Bank Clothiers, Inc. (b)	121,787	5,938,334
Limited Brands, Inc.	152,895	6,169,313
Ross Stores, Inc.	133,418	6,341,358
Rue21, Inc. (a)(b)	265,209	5,728,514
Stage Stores, Inc. (a)	442,387	6,144,755
The Buckle, Inc. (a)	154,257	6,304,484
The Cato Corp. (Class A) (a)	216,121	5,230,128
The Children’s Place Retail Stores, Inc. (a)(b)	110,528	5,871,247
The Finish Line, Inc. (Class A)	288,712	5,567,811
The Gap, Inc.	331,292	6,145,467
The Men’s Wearhouse, Inc.	192,481	6,238,309
The Wet Seal, Inc. (Class A) (b)	1,764,043	5,750,780
TJX Cos., Inc.	98,743	6,373,861
Urban Outfitters, Inc. (b)	237,051	6,533,126
Zumiez, Inc. (b)	208,150	5,778,244

		176,483,101

AUTOMOTIVE RETAIL — 12.6%
Advance Auto Parts, Inc.	88,887	6,189,202
Asbury Automotive Group, Inc. (b)	297,502	6,414,143
AutoNation, Inc. (b)	169,245	6,240,063
AutoZone, Inc. (b)	18,950	6,158,182
CarMax, Inc. (b)	200,480	6,110,631
Group 1 Automotive, Inc. (a)	122,714	6,356,585
Lithia Motors, Inc. (Class A)	254,993	5,574,147
Monro Muffler Brake, Inc. (a)	159,270	6,178,083
O’Reilly Automotive, Inc. (b)	77,080	6,162,546
Penske Automotive Group, Inc. (a)	299,629	5,767,858
Pep Boys-Manny, Moe & Jack (a)	562,634	6,188,974
Sonic Automotive, Inc. (Class A) (a)	401,601	5,947,711

		73,288,125

CATALOG RETAIL — 1.0%
HSN, Inc. (a)	165,333	5,994,975

COMPUTER & ELECTRONICS RETAIL — 3.9%
Best Buy Co., Inc. (a)	222,109	5,190,687
GameStop Corp. (Class A) (b)	258,082	6,227,519
RadioShack Corp. (a)	545,866	5,300,359
Rent-A-Center, Inc.	169,368	6,266,616

		22,985,181

DEPARTMENT STORES — 7.0%
Dillard’s, Inc. (Class A) (a)	130,379	5,851,409
J.C. Penney Co., Inc.	186,027	6,538,849
Kohl’s Corp.	122,742	6,057,318
Macy’s, Inc.	190,444	6,128,488
Nordstrom, Inc.	129,573	6,441,074
Saks, Inc. (a)(b)	659,427	6,429,413
Sears Holdings Corp. (a)(b)	110,249	3,503,713

		40,950,264

DRUG RETAIL — 3.3%
CVS Caremark Corp.	162,782	6,638,250
Rite Aid Corp. (a)(b)	4,995,641	6,294,507
Walgreen Co.	182,448	6,031,731

		18,964,488

FOOD RETAIL — 9.6%
Casey’s General Stores, Inc.	127,457	6,565,310
Ruddick Corp. (a)	156,369	6,667,574
Safeway, Inc. (a)	296,411	6,236,487
SUPERVALU, Inc. (a)	834,830	6,778,820
The Fresh Market, Inc. (b)	152,304	6,076,930
The Kroger Co.	260,869	6,318,247
Whole Foods Market, Inc.	90,340	6,285,857
Winn-Dixie Stores, Inc. (a)(b)	1,171,628	10,989,871

		55,919,096

GENERAL MERCHANDISE STORES — 7.3%
99 Cents Only Stores (b)	285,376	6,264,003
Big Lots, Inc. (b)	167,648	6,330,389
Dollar General Corp. (b)	154,439	6,353,620
Dollar Tree, Inc. (b)	75,656	6,287,770
Family Dollar Stores, Inc.	107,877	6,220,188
Fred’s, Inc. (Class A) (a)	350,395	5,108,759
Target Corp.	116,785	5,981,728

		42,546,457

HOME IMPROVEMENT RETAIL — 0.0% (c)
Orchard Supply Hardware Stores Corp. (Class A) (b)(d)	5,878	44,261

HYPERMARKETS & SUPER CENTERS — 3.3%
Costco Wholesale Corp.	74,051	6,169,930
PriceSmart, Inc. (a)	93,344	6,495,809
Wal-Mart Stores, Inc.	107,074	6,398,742

		19,064,481

INTERNET RETAIL — 6.1%
Amazon.com, Inc. (b)	32,305	5,591,995
Blue Nile, Inc. (a)(b)	152,709	6,242,744
Expedia, Inc. (a)	109,604	3,180,708
Netflix, Inc. (b)	88,103	6,104,657
Priceline.com, Inc. (b)	13,005	6,082,569
Shutterfly, Inc. (a)(b)	244,540	5,565,730
TripAdvisor, Inc. (a)(b)	109,604	2,763,117

		35,531,520

SPECIALTY STORES — 15.5%
Barnes & Noble, Inc. (a)(b)	390,308	5,651,660
Cabela’s, Inc. (a)(b)	247,558	6,292,924
Dick’s Sporting Goods, Inc.	160,726	5,927,575
GNC Holdings, Inc. (Class A) (b)	225,474	6,527,472
Hibbett Sports, Inc. (b)	133,520	6,032,434
Office Depot, Inc. (b)	2,612,781	5,617,479

See accompanying notes to financial statements.

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

OfficeMax, Inc. (a)(b)	1,243,908	$5,647,342
PetSmart, Inc.	126,864	6,506,855
Sally Beauty Holdings, Inc. (b)	303,110	6,404,714
Signet Jewelers, Ltd.	138,558	6,091,010
Staples, Inc.	425,676	5,912,640
Tiffany & Co.	91,951	6,092,673
Tractor Supply Co.	83,014	5,823,432
Ulta Salon Cosmetics & Fragrance, Inc. (b)	84,290	5,472,107
Vitamin Shoppe, Inc. (a)(b)	162,630	6,485,684

		90,486,001

TOTAL COMMON STOCKS —
(Cost $637,882,583)		582,257,950

PREFERRED STOCK — 0.0%
HOME IMPROVEMENT RETAIL — 0.0%
Orchard Supply Hardware Stores Corp. (Series A) (b)(d) (Cost $36,618)	5,878	0

SHORT TERM INVESTMENTS — 11.4%
MONEY MARKET FUNDS — 11.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	64,973,143	64,973,143
State Street Institutional Liquid Reserves Fund 0.15% (f)(g)	1,658,018	1,658,018

TOTAL SHORT TERM INVESTMENTS —
(Cost $66,631,161)		66,631,161

TOTAL INVESTMENTS — 111.3% (h)
(Cost $704,550,362)		648,889,111
OTHER ASSETS & LIABILITIES — (11.3)%		(65,872,157)

NET ASSETS — 100.0%		$583,016,954

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)(b)	149,672	$808,229
Altera Corp.	23,119	857,715
Analog Devices, Inc.	23,555	842,798
Applied Micro Circuits Corp. (a)(b)	60,354	405,579
Atmel Corp. (b)	92,759	751,348
Broadcom Corp. (Class A) (b)	27,375	803,730
Cavium, Inc. (a)(b)	26,999	767,582
CEVA, Inc. (a)(b)	16,206	490,394
Cirrus Logic, Inc. (b)	49,647	786,905
Cree, Inc. (a)(b)	34,841	767,896
CSR PLC, ADR (a)(b)	693	7,921
Cypress Semiconductor Corp. (a)(b)	44,926	758,800
Diodes, Inc. (a)(b)	29,592	630,310
Entropic Communications, Inc. (b)	118,523	605,652
Fairchild Semiconductor International, Inc. (b)	64,431	775,749
First Solar, Inc. (b)	18,164	613,217
Freescale Semiconductor Holdings I, Ltd. (a)(b)	51,902	656,560
Hittite Microwave Corp. (b)	15,876	783,957
Integrated Device Technology, Inc. (b)	117,095	639,339
Intel Corp.	33,147	803,815
International Rectifier Corp. (b)	40,916	794,589
Intersil Corp. (Class A) (a)	80,348	838,833
Lattice Semiconductor Corp. (a)(b)	100,877	599,209
Linear Technology Corp.	27,443	824,113
LSI Corp. (b)	144,713	861,042
Marvell Technology Group, Ltd. (b)	58,020	803,577
Maxim Integrated Products, Inc.	32,369	842,889
Micrel, Inc. (a)	34,029	344,033
Microchip Technology, Inc. (a)	23,825	872,710
Micron Technology, Inc. (b)	140,780	885,506
Microsemi Corp. (a)(b)	42,519	712,193
Monolithic Power Systems, Inc. (b)	14,650	220,775
Netlogic Microsystems, Inc. (b)	16,731	829,356
NVIDIA Corp. (b)	55,637	771,129
OmniVision Technologies, Inc. (a)(b)	62,670	766,767
ON Semiconductor Corp. (b)	101,862	786,375
PMC-Sierra, Inc. (b)	154,137	849,295
Power Integrations, Inc. (a)	19,340	641,314
Rambus, Inc. (b)	109,529	826,944
RF Micro Devices, Inc. (a)(b)	147,554	796,792
Semtech Corp. (b)	35,247	874,831
Silicon Image, Inc. (b)	94,249	442,970
Silicon Laboratories, Inc. (a)(b)	19,160	831,927
Skyworks Solutions, Inc. (b)	53,550	868,581
Spansion, Inc. (b)	43,234	357,977
Standard Microsystems Corp. (a)(b)	9,068	233,682
SunPower Corp. (a)(b)	76,015	473,573
Texas Instruments, Inc.	27,695	806,201
TriQuint Semiconductor, Inc. (a)(b)	174,211	848,408
Volterra Semiconductor Corp. (a)(b)	15,979	409,222
Xilinx, Inc.	25,400	814,325

TOTAL COMMON STOCKS —
(Cost $42,593,713)		35,386,634

SHORT TERM INVESTMENTS — 6.4%
MONEY MARKET FUNDS — 6.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,237,457	2,237,457
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	34,156	34,156

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,271,613)		2,271,613

TOTAL INVESTMENTS — 106.3% (f)
(Cost $44,865,326)		37,658,247
OTHER ASSETS & LIABILITIES — (6.3)%		(2,232,785)

NET ASSETS — 100.0%		$35,425,462

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPLICATION SOFTWARE — 32.6%
ACI Worldwide, Inc. (a)	2,073	$59,371
Adobe Systems, Inc. (a)	2,225	62,901
Advent Software, Inc. (a)	2,354	57,343
Ansys, Inc. (a)	1,006	57,624
Aspen Technology, Inc. (a)	3,343	58,001
Autodesk, Inc. (a)	1,814	55,019
Blackbaud, Inc.	2,069	57,311
Bottomline Technologies, Inc. (a)	2,867	66,428
BroadSoft, Inc. (a)	1,641	49,558
Cadence Design Systems, Inc. (a)	5,728	59,571
Citrix Systems, Inc. (a)	875	53,130
Compuware Corp. (a)	7,211	59,996
Concur Technologies, Inc. (a)	1,173	59,577
Ebix, Inc.	3,022	66,786
Factset Research Systems, Inc.	654	57,081
Fair Isaac Corp.	1,645	58,957
Informatica Corp. (a)	1,402	51,776
Interactive Intelligence Group (a)	2,437	55,856
Intuit, Inc.	1,171	61,583
JDA Software Group, Inc. (a)	1,870	60,569
Kenexa Corp. (a)	2,229	59,514
Magma Design Automation, Inc. (a)	8,664	62,208
Manhattan Associates, Inc. (a)	1,376	55,700
Mentor Graphics Corp. (a)	4,866	65,983
MicroStrategy, Inc. (a)	514	55,676
Monotype Imaging Holdings, Inc. (a)	2,971	46,318
Netscout Systems, Inc. (a)	3,520	61,952
Nuance Communications, Inc. (a)	2,521	63,428
Parametric Technology Corp. (a)	2,963	54,104
Pegasystems, Inc.	1,902	55,919
QLIK Technologies, Inc. (a)	2,050	49,610
Quest Software, Inc. (a)	3,281	61,027
RealPage, Inc. (a)	2,401	60,673
S1 Corp. (a)	6,411	61,353
Salesforce.com, Inc. (a)	504	51,136
Solarwinds, Inc. (a)	1,874	52,378
Solera Holdings, Inc.	1,338	59,595
SuccessFactors, Inc. (a)	1,565	62,397
Synchronoss Technologies, Inc. (a)	2,023	61,115
Synopsys, Inc. (a)	2,226	60,547
Taleo Corp. (Class A) (a)	1,477	57,145
TIBCO Software, Inc. (a)	2,301	55,017
TiVo, Inc. (a)	6,398	57,390
Tyler Technologies, Inc. (a)	1,948	58,654
Ultimate Software Group, Inc. (a)	889	57,892
Verint Systems, Inc. (a)	2,220	61,139
VirnetX Holding Corp. (a)	2,783	69,492

		2,745,800

DATA PROCESSING & OUTSOURCED SERVICES — 20.9%
Alliance Data Systems Corp. (a)	602	62,512
Automatic Data Processing, Inc.	1,189	64,218
Broadridge Financial Solutions, Inc.	2,752	62,058
Cardtronics, Inc. (a)	2,334	63,158
Computer Sciences Corp.	2,404	56,975
Convergys Corp. (a)	4,931	62,969
CoreLogic, Inc. (a)	4,621	59,749
CSG Systems International, Inc. (a)	3,795	55,824
DST Systems, Inc.	1,281	58,311
Euronet Worldwide, Inc. (a)	3,493	64,551
Fidelity National Information Services, Inc.	2,425	64,481
Fiserv, Inc. (a)	1,064	62,499
FleetCor Technologies, Inc. (a)	1,913	57,141
Genpact, Ltd. (a)	4,164	62,252
Global Payments, Inc.	1,389	65,811
Heartland Payment Systems, Inc.	2,711	66,040
Higher One Holdings, Inc. (a)	3,407	62,825
Jack Henry & Associates, Inc.	1,846	62,044
Lender Processing Services, Inc.	3,322	50,063
Mastercard, Inc. (Class A)	165	61,515
NeuStar, Inc. (Class A) (a)	1,868	63,830
Paychex, Inc.	2,075	62,478
Syntel, Inc.	1,274	59,585
TeleTech Holdings, Inc. (a)	2,993	48,487
The Western Union Co.	3,431	62,650
Total System Services, Inc.	3,088	60,401
VeriFone Systems, Inc. (a)	1,451	51,539
Visa, Inc. (Class A)	642	65,182
Wright Express Corp. (a)	1,155	62,693

		1,761,841

HOME ENTERTAINMENT SOFTWARE — 2.2%
Activision Blizzard, Inc.	5,096	62,783
Electronic Arts, Inc. (a)	2,837	58,442
Take-Two Interactive Software, Inc. (a)	4,424	59,945

		181,170

INTERNET SOFTWARE & SERVICES — 22.2%
Akamai Technologies, Inc. (a)	2,211	71,371
Ancestry.com, Inc. (a)	2,661	61,097
AOL, Inc. (a)	4,462	67,376
comScore, Inc. (a)	3,111	65,953
Constant Contact, Inc. (a)	2,485	57,677
DealerTrack Holdings, Inc. (a)	2,249	61,308
Dice Holdings, Inc. (a)	7,313	60,625
Digital River, Inc. (a)	4,085	61,357
EarthLink, Inc.	10,077	64,896
eBay, Inc. (a)	1,971	59,780
Equinix, Inc. (a)	599	60,739
Google, Inc. (Class A) (a)	99	63,944
IAC/InterActiveCorp.	1,493	63,602
j2 Global, Inc.	2,301	64,750
KIT Digital, Inc. (a)	6,385	53,953
Liquidity Services, Inc. (a)	1,662	61,328
LivePerson, Inc. (a)	4,652	58,383
LogMeIn, Inc. (a)	1,456	56,129
LoopNet, Inc. (a)	3,469	63,413
Monster Worldwide, Inc. (a)	7,827	62,068
NIC, Inc.	4,822	64,181
OpenTable, Inc. (a)	1,746	68,321
Rackspace Hosting, Inc. (a)	1,417	60,945
RightNow Technologies, Inc. (a)	1,459	62,343
United Online, Inc.	11,882	64,638
ValueClick, Inc. (a)	3,836	62,488
VeriSign, Inc.	1,838	65,653
Vocus, Inc. (a)	2,270	50,144
WebMD Health Corp. (a)	1,785	67,027

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Yahoo!, Inc. (a)	3,913	$63,117

		1,868,606

IT CONSULTING & OTHER SERVICES — 10.4%
Accenture PLC (Class A)	1,062	56,530
Acxiom Corp. (a)	4,908	59,927
Booz Allen Hamilton Holding Corp. (a)	3,731	64,360
CACI International, Inc. (Class A) (a)	1,090	60,953
Cognizant Technology Solutions Corp. (Class A) (a)	899	57,815
Forrester Research, Inc. (a)	1,329	45,106
Gartner, Inc. (a)	1,709	59,422
iGate Corp. (a)	3,617	56,895
International Business Machines Corp.	321	59,025
ManTech International Corp. (Class A)	1,864	58,231
MAXIMUS, Inc.	1,493	61,736
SAIC, Inc. (a)	5,006	61,524
Sapient Corp.	5,047	63,592
Teradata Corp. (a)	1,182	57,339
Unisys Corp. (a)	2,554	50,339

		872,794

SYSTEMS SOFTWARE — 11.5%
Ariba, Inc. (a)	1,795	50,404
BMC Software, Inc. (a)	1,798	58,938
CA, Inc.	2,913	58,886
CommVault Systems, Inc. (a)	1,268	54,169
Fortinet, Inc. (a)	2,542	55,441
MICROS Systems, Inc. (a)	1,327	61,812
Microsoft Corp.	2,427	63,005
NetSuite, Inc. (a)	1,307	52,999
OPNET Technologies, Inc.	1,584	58,085
Oracle Corp.	1,968	50,479
Progress Software Corp. (a)	2,893	55,980
Red Hat, Inc. (a)	1,255	51,819
Rovi Corp. (a)	2,321	57,050
Sourcefire, Inc. (a)	1,822	58,996
Symantec Corp. (a)	3,853	60,300
VMware, Inc. (Class A) (a)	647	53,824
Websense, Inc. (a)	3,399	63,663

		965,850

TOTAL COMMON STOCKS —
(Cost $7,873,343)		8,396,061

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.15% (b)(c) (Cost $14,708)	14,708	14,708

TOTAL INVESTMENTS — 100.0% (d)
(Cost $7,888,051)		8,410,769
OTHER ASSETS & LIABILITIES — 0.0% (e)		610

NET ASSETS — 100.0%		$8,411,379

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ALTERNATIVE CARRIERS — 9.5%
AboveNet, Inc. (a)	1,860	$120,919
Cogent Communications Group, Inc. (a)	4,055	68,489
Iridium Communications, Inc. (a)	6,162	47,509
Level 3 Communications, Inc. (a)	7,187	122,107
Neutral Tandem, Inc. (a)	2,965	31,696
tw telecom, Inc. (a)	7,109	137,772
Vonage Holdings Corp. (a)	27,765	68,024

		596,516

COMMUNICATIONS EQUIPMENT — 59.4%
Acme Packet, Inc. (a)	3,824	118,200
ADTRAN, Inc.	4,086	123,234
Arris Group, Inc. (a)	12,540	135,683
Aruba Networks, Inc. (a)	6,263	115,991
Black Box Corp.	896	25,124
Blue Coat Systems, Inc. (a)	5,263	133,943
Brocade Communications Systems, Inc. (a)	23,815	123,600
Ciena Corp. (a)	10,774	130,365
Cisco Systems, Inc.	7,001	126,578
Comtech Telecommunications Corp.	4,473	128,017
EchoStar Corp. (Class A) (a)	2,543	53,250
Emulex Corp. (a)	12,402	85,078
F5 Networks, Inc. (a)	1,152	122,250
Finisar Corp. (a)	7,967	133,407
Harmonic, Inc. (a)	12,864	64,835
Harris Corp.	3,708	133,636
Infinera Corp. (a)	19,199	120,570
InterDigital, Inc.	3,104	135,241
Ixia (a)	4,252	44,689
JDS Uniphase Corp. (a)	12,190	127,264
Juniper Networks, Inc. (a)	6,616	135,033
Loral Space & Communications, Inc. (a)	771	50,022
Motorola Mobility Holdings, Inc. (a)	3,400	131,920
Motorola Solutions, Inc.	2,811	130,121
Netgear, Inc. (a)	3,522	118,234
Oplink Communications, Inc. (a)	1,892	31,161
Plantronics, Inc.	3,701	131,904
Polycom, Inc. (a)	7,830	127,629
QUALCOMM, Inc.	2,395	131,006
Riverbed Technology, Inc. (a)	4,889	114,891
Sonus Networks, Inc. (a)	25,335	60,804
Sycamore Networks, Inc. (a)	1,135	20,317
Tekelec (a)	11,993	131,083
Tellabs, Inc.	31,773	128,363
ViaSat, Inc. (a)	2,372	109,397

		3,732,840

INTEGRATED TELECOMMUNICATION SERVICES — 12.3%
AT&T, Inc.	4,553	137,683
CenturyLink, Inc.	3,700	137,640
Cincinnati Bell, Inc. (a)	17,892	54,213
Consolidated Communications Holdings, Inc.	2,022	38,519
Frontier Communications Corp.	25,514	131,397
Verizon Communications, Inc.	3,439	137,972
Windstream Corp.	11,277	132,392

		769,816

WIRELESS TELECOMMUNICATION SERVICES — 18.5%
American Tower Corp. (Class A)	2,256	135,382
Crown Castle International Corp. (a)	3,057	136,954
Leap Wireless International, Inc. (a)	15,791	146,698
MetroPCS Communications, Inc. (a)	15,604	135,443
NII Holdings, Inc. (a)	6,533	139,153
NTELOS Holdings Corp.	1,165	23,743
SBA Communications Corp. (Class A) (a)	3,244	139,362
Sprint Nextel Corp. (a)	53,302	124,727
Telephone & Data Systems, Inc.	5,147	133,256
US Cellular Corp. (a)	1,078	47,033

		1,161,751

TOTAL COMMON STOCKS —
(Cost $7,214,319)		6,260,923

SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.15% (b)(c) (Cost $15,548)	15,548	15,548

TOTAL INVESTMENTS — 100.0% (d)
(Cost $7,229,867)		6,276,471
OTHER ASSETS & LIABILITIES — 0.0% (e)		2,562

NET ASSETS — 100.0%		$6,279,033

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 20.1%
Atlas Air Worldwide Holdings, Inc. (a)	7,264	$279,155
C.H. Robinson Worldwide, Inc.	5,265	367,392
Expeditors International of Washington, Inc.	8,635	353,689
FedEx Corp.	4,329	361,515
Forward Air Corp.	4,538	145,443
HUB Group, Inc. (Class A) (a)	8,196	265,796
United Parcel Service, Inc. (Class B)	4,974	364,047
UTI Worldwide, Inc.	9,661	128,395

		2,265,432

AIRLINES — 21.0%
Alaska Air Group, Inc. (a)	5,165	387,840
Allegiant Travel Co. (a)	2,790	148,819
Delta Air Lines, Inc. (a)	42,392	342,951
JetBlue Airways Corp. (a)	71,353	371,036
SkyWest, Inc.	7,617	95,898
Southwest Airlines Co.	42,693	365,452
United Continental Holdings, Inc. (a)	17,475	329,753
US Airways Group, Inc. (a)	64,116	325,068

		2,366,817

MARINE — 4.6%
Alexander & Baldwin, Inc.	3,778	154,218
Kirby Corp. (a)	5,565	366,400

		520,618

RAILROADS — 15.6%
CSX Corp.	16,901	355,935
Genesee & Wyoming, Inc. (Class A) (a)	5,047	305,747
Kansas City Southern (a)	5,428	369,158
Norfolk Southern Corp.	4,883	355,775
Union Pacific Corp.	3,541	375,134

		1,761,749

TRUCKING — 38.5%
AMERCO, Inc.	803	70,985
Arkansas Best Corp.	10,007	192,835
Avis Budget Group, Inc. (a)	30,798	330,155
Con-way, Inc.	12,260	357,502
Dollar Thrifty Automotive Group, Inc. (a)	5,179	363,877
Heartland Express, Inc.	20,191	288,529
Hertz Global Holdings, Inc. (a)	31,144	365,008
J.B. Hunt Transport Services, Inc.	8,054	362,994
Knight Transportation, Inc.	17,673	276,406
Landstar System, Inc.	7,132	341,765
Old Dominion Freight Line, Inc. (a)	8,795	356,461
Ryder Systems, Inc.	6,796	361,139
Swift Transportation Co. (a)	37,670	310,401
Werner Enterprises, Inc.	14,725	354,872

		4,332,929

TOTAL COMMON STOCKS —
(Cost $12,230,561)		11,247,545

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.15% (b)(c) (Cost $16,553)	16,553	16,553

TOTAL INVESTMENTS (d) — 100.0%
(Cost $12,247,114)		11,264,098
OTHER ASSETS & LIABILITIES — 0.0% (e)		2,049

NET ASSETS — 100.0%		$11,266,147

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.6%
CAPITAL MARKETS — 9.8%
Morgan Stanley Capital Trust III, 6.25%	50,969	$1,052,510
Morgan Stanley Capital Trust IV, 6.25% (a)	36,318	753,962
Morgan Stanley Capital Trust V, 5.75% (a)	29,143	595,100
Morgan Stanley Capital Trust VI, 6.60%	49,961	1,084,653
Morgan Stanley Capital Trust VII, 6.60% (a)	64,142	1,395,730
Morgan Stanley Capital Trust VIII, 6.45% (a)	47,781	1,039,714
The Bank of New York Capital V Series F, 5.95% (a)	20,560	522,224
The Goldman Sachs Group, Inc., 6.50% (a)	33,272	833,464
The Goldman Sachs Group, Inc., 6.13% (a)	76,867	1,903,996
The Goldman Sachs Group, Inc. Series A, 3.75% (a)(b)	43,919	732,130
The Goldman Sachs Group, Inc. Series B, 6.20% (a)	46,345	1,112,743
The Goldman Sachs Group, Inc. Series D, 4.00% (a)(b)	78,731	1,352,598

		12,378,824

COMMERCIAL BANKS — 30.6%
Bank One Capital Trust VI, 7.20% (a)	30,742	783,921
Barclays Bank PLC Series 2, 6.63% (a)	37,612	689,804
Barclays Bank PLC Series 3, 7.10%	69,137	1,366,839
Barclays Bank PLC Series 4, 7.75% (a)	57,805	1,218,529
Barclays Bank PLC Series 5, 8.13% (a)	133,447	2,973,199
BB&T Capital Trust V, 8.95% (a)(b)	26,370	691,158
BB&T Capital Trust VI, 9.60% (a)	33,282	891,958
BB&T Capital Trust VII, 8.10% (a)	20,557	546,816
Fifth Third Capital Trust V, 7.25% (a)(b)	33,274	841,832
Fifth Third Capital Trust VI, 7.25% (a)(b)	50,282	1,273,140
HSBC Holdings PLC, 8.13% (a)	60,865	1,567,274
HSBC Holdings PLC, 8.00%	105,310	2,744,379
HSBC Holdings PLC, Series A, 6.20% (a)	40,110	958,629
HSBC USA, Inc. Series F, 3.50% (b)	14,480	221,544
HSBC USA, Inc. Series G, 4.00% (b)	10,443	171,578
KeyCorp Capital X, 8.00%	32,873	839,576
Lloyds Banking Group PLC, 7.75% (a)	50,280	1,284,654
M&T Capital Trust IV, 8.50%	20,554	533,787
National City Capital Trust III, 6.63% (a)	29,287	749,454
National City Capital Trust IV, 8.00%	30,303	773,636
PNC Capital Trust D, 6.13% (a)	17,451	439,591
PNC Capital Trust E, 7.75% (a)	26,375	689,179
Santander Finance Preferred SA Unipersonal, 10.50% (a)	48,103	1,263,666
Suntrust Cap IX, 7.88% (a)	39,668	1,003,600
UBS Preferred Funding Trust IV Series D, 0.98% (b)	17,335	177,684
US Bancorp Capital VIII Series 1, 6.35% (a)	22,014	554,973
US Bancorp Capital X, 6.50%	29,289	748,627
US Bancorp Capital XI, 6.60%	44,318	1,114,598
US Bancorp Capital XII, 6.30%	31,326	791,295
US Bancorp Series B, 3.50% (a)(b)	58,314	1,278,826
US Bancorp Series D, 7.88%	29,271	799,976
Wachovia Capital Trust IV, 6.38% (a)	51,011	1,281,906
Wachovia Capital Trust IX, 6.38%	46,647	1,170,840
Wells Fargo & Co. Series J, 8.00% (a)	88,875	2,526,716
Wells Fargo Capital IX, 5.63% (a)	20,560	515,028
Wells Fargo Capital VII, 5.85% (a)	20,563	521,272
Wells Fargo Capital XI, 6.25%	41,273	1,038,841
Wells Fargo Capital XII, 7.88%	65,096	1,691,845

		38,730,170

CONSUMER FINANCE — 0.9%
Capital One Capital II, 7.50% (a)	20,267	513,161
HSBC Finance Corp., 6.36% (a)	16,129	342,741
HSBC USA, Inc. Series H, 6.50%	10,430	254,596

		1,110,498

DIVERSIFIED FINANCIAL SERVICES — 26.9%
Citigroup Capital IX, 6.00%	19,120	409,359
Citigroup Capital VII, 7.13% (a)	19,838	480,080
Citigroup Capital VIII, 6.95% (a)	24,167	564,058
Citigroup Capital X, 6.10%	8,246	174,073
Citigroup Capital XI, 6.00% (a)	10,320	220,538
Citigroup Capital XII, 8.50% (a)(b)	51,122	1,286,230
Citigroup Capital XIII, 7.88% (a)(b)	49,924	1,301,019
Citigroup Capital XIV, 6.88% (a)	6,854	160,178
Citigroup Capital XIX, 7.25% (a)	12,536	305,252
Citigroup Capital XV, 6.50%	13,878	302,402
Citigroup Capital XVI Series W, 6.45% (a)	21,523	462,314
Citigroup Capital XVII Series E, 6.35% (a)	15,808	341,295
Citigroup Capital XX, 7.88%	10,013	251,326
Credit Suisse Guernsey, 7.90% (a)	88,497	2,261,098
Deutsche Bank Capital Funding Trust IX, 6.63% (a)	51,664	968,700
Deutsche Bank Capital Funding Trust VIII, 6.38%	26,853	491,947
Deutsche Bank Capital Funding Trust X, 7.35%	36,121	730,005
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	35,879	669,143
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	88,898	1,922,864
Deutsche Bank Contingent Capital Trust V, 8.05% (a)	62,297	1,420,995
General Electric Capital Corp., 6.63% (a)	47,578	1,253,205
General Electric Capital Corp., 6.50% (a)	12,010	335,679
General Electric Capital Corp., 6.10% (a)	47,575	1,223,629
General Electric Capital Corp., 6.05% (a)	28,486	730,666

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

General Electric Capital Corp., 6.00% (a)	47,576	$1,230,791
General Electric Capital Corp., 5.88% (a)	35,643	907,827
General Electric Capital Corp. Series A, 6.45% (a)	23,715	613,744
ING Groep NV, 8.50% (a)	87,580	1,907,492
ING Groep NV, 7.38% (a)	65,559	1,208,252
ING Groep NV, 7.20% (a)	47,990	897,413
ING Groep NV, 7.05% (a)	34,931	632,600
ING Groep NV, 6.38% (a)	45,676	764,616
ING Groep NV, 6.20% (a)	22,291	366,241
ING Groep NV, 6.13% (a)	30,516	497,716
JP Morgan Chase & Co., 8.63%	38,337	1,058,101
JP Morgan Chase Capital X, 7.00%	21,273	543,525
JP Morgan Chase Capital XI Series K, 5.88% (a)	22,876	572,129
JP Morgan Chase Capital XII, 6.25%	8,686	220,885
JP Morgan Chase Capital XIV, 6.20% (a)	13,054	331,311
JP Morgan Chase Capital XIX Series S, 6.63%	12,213	308,134
JP Morgan Chase Capital XVI, 6.35%	10,861	273,046
JP Morgan Chase Capital XXIV Series X, 6.88% (a)	15,201	386,409
JP Morgan Chase Capital XXIX, 6.70% (a)	31,982	816,181
JP Morgan Chase Capital XXVI, 8.00% (b)	38,643	1,000,854
JP Morgan Chase Capital XXVIII, 7.20% (b)	31,982	815,861
KKR Financial Holdings LLC, 8.38%	15,054	381,017

		34,000,200

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc., 6.38% (a)	69,612	1,862,121
Qwest Corp., 7.50%	33,281	878,619
Qwest Corp., 7.38% (a)	38,295	1,016,349
Telephone & Data Systems, 7.00%	17,445	470,666

		4,227,755

ELECTRIC UTILITIES — 3.8%
Alabama Power Co. Series B, 5.88% (a)	14,530	385,336
American Electric Power, 8.75% (a)	18,504	530,140
BGE Capital Trust II, 6.20%	14,479	370,662
FPC Capital I Series A, 7.10% (a)	17,449	448,265
FPL Group Capital Trust I, 5.88% (a)	17,445	450,081
Georgia Power Co. Series D, 6.38% (a)	17,435	464,294
NextEra Energy Capital Holdings, Inc., 8.75%	21,991	638,838
NextEra Energy Capital Holdings, Inc., 7.45%	20,551	542,752
NextEra Energy Capital Holdings, Inc., 6.60%	20,556	521,711
Tennessee Valley Authority Series A, 4.50% (a)(b)	15,907	415,491

		4,767,570

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Tennessee Valley Authority Series D, 4.73% (a)(b)	19,205	502,211

INSURANCE — 12.3%
Aegon NV, 7.25%	61,220	1,353,574
Aegon NV, 6.88% (a)	32,237	674,398
Aegon NV, 6.50% (a)	29,341	580,952
Aegon NV, 6.38%	57,931	1,127,916
Aegon NV Series 1, 4.00% (a)(b)	14,436	230,254
American International Group, Inc., 7.70% (a)(b)	64,115	1,499,650
American International Group, Inc. Series A-4, 6.45% (a)(b)	43,880	891,203
Aviva PLC, 8.25% (a)	23,478	589,767
Axis Capital Holdings Series A, 7.25% (a)	14,482	363,788
Everest RE Capital Trust II Series B, 6.20% (a)	18,617	460,212
MetLife, Inc. Series A, 4.00% (a)(b)	35,131	773,233
MetLife, Inc. Series B, 6.50%	87,043	2,217,856
PartnerRe, Ltd. Series C, 6.75% (a)	16,872	427,705
PartnerRe, Ltd. Series E, 7.25%	21,938	581,357
Principal Financial Group, Inc. Series B, 6.52% (b)	14,481	364,487
Prudential Financial, Inc., 9.00% (a)	53,616	1,458,891
Prudential PLC, 6.75% (a)	14,481	367,673
Prudential PLC, 6.50% (a)	17,450	442,532
RenaissanceRe Holdings, Ltd. Series C, 6.08% (a)	14,551	358,828
RenaissanceRe Holdings, Ltd. Series D, 6.60% (a)	17,456	439,193
W.R. Berkley Capital Trust II, 6.75% (a)	14,541	376,176

		15,579,645

MEDIA — 3.7%
CBS Corp., 6.75% (a)	40,542	1,030,172
Comcast Corp., 6.63% (a)	33,279	868,249
Comcast Corp. Series B, 7.00% (a)	65,246	1,669,645
Viacom, Inc., 6.85%	43,445	1,090,470

		4,658,536

MULTI-UTILITIES — 1.8%
Dominion Resources Inc. Series A, 8.38% (a)	39,926	1,172,627
DTE Energy Co., 6.50%	16,134	434,635
Xcel Energy, Inc., 7.60% (a)	23,451	636,695

		2,243,957

REAL ESTATE INVESTMENT TRUSTS — 5.7%
CommonWealth REIT,	16,003	391,914
Digital Realty Trust, Inc. Series E, 7.00%	16,723	427,942
Harris Preferred Capital Corp. Series A, 7.38%	14,480	365,620
Hospitality Properties Trust Series C, 7.00%	18,474	456,862
Kimco Realty Corp. Series G, 7.75%	26,957	694,143
Public Storage Series M, 6.63%	27,927	710,742

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Public Storage Series Q, 6.50% (a)	21,663	$606,564
Public Storage Series R, 6.35% (a)	28,551	768,307
Vornado Realty LP, 7.88%	26,943	740,394
Vornado Realty Trust Series I, 6.63% (a)	15,707	395,659
Wachovia Preferred Funding Corp. Series A, 7.25% (a)	43,448	1,121,827
Weingarten Realty Investors Series F, 6.50% (a)	20,365	512,994

		7,192,968

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
US Cellular Corp., 6.95%	19,890	529,472

TOTAL PREFERRED STOCKS —
(Cost $129,016,986)		125,921,806

SHORT TERM INVESTMENTS — 16.7%
MONEY MARKET FUNDS — 16.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	20,939,313	20,939,313
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	229,583	229,583

TOTAL SHORT TERM INVESTMENTS —
(Cost $21,168,896)		21,168,896

TOTAL INVESTMENTS — 116.3% (f)
(Cost $150,185,882)		147,090,702
OTHER ASSETS & LIABILITIES — (16.3)%		(20,667,234)

NET ASSETS — 100.0%		$126,423,468

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

							SPDR S&P			SPDR S&P
	SPDR Dow Jones			SPDR S&P		SPDR S&P 400	400	SPDR S&P	SPDR S&P 600	600
	Total Market	SPDR Dow Jones	SPDR S&P 500	500	SPDR Dow Jones	Mid Cap Growth	Mid Cap	600	Small Cap Growth	Small Cap
	ETF	Large Cap ETF	Growth ETF	Value ETF	Mid Cap ETF	ETF	Value ETF	Small Cap ETF	ETF	Value ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$163,078,681	$35,132,886	$206,650,508	$159,017,529	$66,273,496	$58,685,579	$25,860,021	$72,356,351	$145,266,135	$113,870,339
Investments in securities of affiliated issuers, at value (Note 3)	7,847,035	3,140,137	2,812,252	3,723,116	7,161,943	6,786,540	7,076,326	20,950,084	21,883,502	20,512,053

Total Investments	170,925,716	38,273,023	209,462,760	162,740,645	73,435,439	65,472,119	32,936,347	93,306,435	167,149,637	134,382,392
Cash	1,775	267	5,156	—	—	—	—	—	—	—
Receivable for investments sold	60,590	11,534	—	50,395	185,895	—	57,924	63,180	—	249,624
Receivable for foreign taxes recoverable	—	7	—	—	125	—	—	—	—	—
Dividends receivable — unaffiliated issuers	259,106	53,919	266,283	282,977	82,599	46,451	33,127	77,979	97,352	171,329
Dividends receivable — affiliated issuers	5,578	1,038	953	4,350	3,718	2,392	1,883	6,427	10,102	7,580

TOTAL ASSETS	171,252,765	38,339,788	209,735,152	163,078,367	73,707,776	65,520,962	33,029,281	93,454,021	167,257,091	134,810,925

LIABILITIES
Payable upon return of securities loaned	7,361,899	3,041,648	2,420,920	2,788,882	7,139,681	6,757,476	7,021,133	20,884,410	21,467,866	20,347,986
Payable for investments purchased	—	—	—	—	—	—	101,346	126,732	—	402,475
Due to custodian	—	—	—	—	—	—	—	824	—	2,710
Accrued advisory fee (Note 3)	30,242	5,922	34,888	26,788	13,847	12,440	5,407	12,041	30,651	23,753
Accrued trustees’ fees and expenses (Note 3)	404	85	502	324	66	115	79	109	192	225

TOTAL LIABILITIES	7,392,545	3,047,655	2,456,310	2,815,994	7,153,594	6,770,031	7,127,965	21,024,116	21,498,709	20,777,149

NET ASSETS	$163,860,220	$35,292,133	$207,278,842	$160,262,373	$66,554,182	$58,750,931	$25,901,316	$72,429,905	$145,758,382	$114,033,776

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$171,814,543	$31,667,189	$231,100,666	$182,749,451	$65,117,491	$66,457,597	$27,889,006	$76,684,689	$167,793,299	$129,572,999
Undistributed (distribution in excess of) net investment income	(11,399)	(1,851)	(76,547)	9,387	1,154	15,966	(3,504)	5,018	20,559	26,340
Accumulated net realized gain (loss) on investments	(13,905,584)	(1,182,579)	(54,058,731)	(14,224,267)	(130,737)	(7,539,167)	(1,732,608)	(1,517,232)	(25,146,001)	(6,486,907)
Net unrealized appreciation (depreciation) on:
Investments	5,962,660	4,809,374	30,313,454	(8,272,198)	1,566,274	(183,465)	(251,578)	(2,742,570)	3,090,525	(9,078,656)

NET ASSETS	$163,860,220	$35,292,133	$207,278,842	$160,262,373	$66,554,182	$58,750,931	$25,901,316	$72,429,905	$145,758,382	$114,033,776

NET ASSET VALUE PER SHARE
Net asset value per share	$93.63	$58.82	$58.39	$62.83	$57.87	$73.44	$51.80	$65.84	$112.11	$67.03

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,750,138	600,000	3,550,130	2,550,870	1,150,000	800,000	500,000	1,100,023	1,300,107	1,701,340

COST OF INVESTMENTS:
Unaffiliated issuers	$157,045,078	$30,315,182	$176,337,054	$167,213,416	$64,707,222	$58,869,044	$26,111,599	$75,098,921	$142,175,610	$122,948,995
Affiliated issuers	7,917,978	3,148,467	2,812,252	3,799,427	7,161,943	6,786,540	7,076,326	20,950,084	21,883,502	20,512,053

Total cost of investments	$164,963,056	$33,463,649	$179,149,306	$171,012,843	$71,869,165	$65,655,584	$33,187,925	$96,049,005	$164,059,112	$143,461,048

* Includes investments in securities on loan, at value	$7,116,836	$3,003,955	$2,356,979	$2,909,582	$7,174,750	$6,556,105	$6,864,075	$20,158,395	$20,784,927	$19,548,084

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2011 (Unaudited)

						SPDR S&P	SPDR S&P	SPDR Morgan
				SPDR S&P Capital	SPDR S&P	Mortgage	Regional	Stanley	SPDR S&P	SPDR S&P
	SPDR Global	SPDR Dow Jones	SPDR S&P	Markets	Insurance	Finance	Banking	Technology	Dividend	Aerospace &
	Dow ETF	REIT ETF	Bank ETF	ETF	ETF	ETF	ETF	ETF	ETF	Defense ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$97,725,971	$1,521,292,684	$1,136,778,782	$21,628,637	$120,603,527	$3,311,841	$708,194,592	$154,864,413	$6,601,966,761	$8,330,019
Investments in securities of affiliated issuers, at value (Note 3)	2,476,341	64,645,531	82,703,801	6,096,157	3,330,400	887,682	70,998,019	9,788,474	2,190,756,959	5,312

Total Investments	100,202,312	1,585,938,215	1,219,482,583	27,724,794	123,933,927	4,199,523	779,192,611	164,652,887	8,792,723,720	8,335,331
Cash	—	253,622	—	—	—	—	71,608	—	657,886	—
Foreign currency, at value	292,871	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold in-kind	—	24,359	3,982	—	—	—	8,352	—	—	—
Receivable for foreign taxes recoverable	117,269	—	—	—	3,627	111	—	12,294	—	—
Dividends receivable — unaffiliated issuers	142,145	4,526,915	1,698,648	90,126	180,675	4,744	1,093,667	57,362	13,407,896	6,162
Dividends receivable — affiliated issuers	2,885	18,085	22,806	7,362	1,033	326	29,851	2,550	6,214,951	2

TOTAL ASSETS	100,757,482	1,590,761,196	1,221,208,019	27,822,282	124,119,262	4,204,704	780,396,089	164,725,093	8,813,004,453	8,341,495

LIABILITIES
Payable upon return of securities loaned	2,476,241	61,436,309	80,284,283	5,429,510	3,187,950	874,219	69,796,255	9,347,150	549,624,700	—
Payable for investments purchased	—	3,173,817	—	—	—	12,146	—	—	—	—
Due to custodian	22,601	—	—	24,712	—	—	—	—	—	—
Payable for fund shares repurchased	—	—	—	—	—	—	—	—	2,917	—
Accrued advisory fee (Note 3)	42,425	295,917	313,845	6,731	33,893	967	184,997	67,969	2,366,803	2,436
Accrued trustees’ fees and expenses (Note 3)	123	2,368	1,042	19	240	4	1,647	356	17,125	33

TOTAL LIABILITIES	2,541,390	64,908,411	80,599,170	5,460,972	3,222,083	887,336	69,982,899	9,415,475	552,011,545	2,469

NET ASSETS	$98,216,092	$1,525,852,785	$1,140,608,849	$22,361,310	$120,897,179	$3,317,368	$710,413,190	$155,309,618	$8,260,992,908	$8,339,026

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$150,894,878	$1,816,367,555	$2,060,850,778	$115,755,984	$171,676,181	$4,377,357	$1,108,804,823	$241,478,240	$7,819,725,708	$7,768,510
Undistributed (distribution in excess of) net investment income	65,761	242,983	227,141	4,603	(23,335)	(260)	(547,424)	11,823	(11,605,415)	(68)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(30,830,073)	(293,864,694)	(814,287,651)	(84,349,804)	(41,172,582)	(1,106,417)	(364,190,339)	(70,509,462)	(79,840,486)	(322)
Net unrealized appreciation (depreciation) on:
Investments	(21,908,916)	3,106,941	(106,181,419)	(9,049,473)	(9,583,085)	46,688	(33,653,870)	(15,670,983)	532,713,101	570,906
Foreign currency	(5,558)	—	—	—	—	—	—	—	—	—

NET ASSETS	$98,216,092	$1,525,852,785	$1,140,608,849	$22,361,310	$120,897,179	$3,317,368	$710,413,190	$155,309,618	$8,260,992,908	$8,339,026

NET ASSET VALUE PER SHARE
Net asset value per share	$50.35	$64.43	$19.82	$27.95	$37.20	$33.17	$24.41	$58.61	$53.89	$55.59

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,950,583	23,681,892	57,552,118	800,000	3,250,000	100,000	29,102,585	2,650,108	153,303,658	150,000

COST OF INVESTMENTS:
Unaffiliated issuers	$119,634,887	$1,518,185,743	$1,242,468,497	$30,186,405	$130,186,612	$3,265,153	$741,848,462	$170,535,396	$6,100,811,802	$7,759,113
Affiliated issuers	2,476,341	64,645,531	83,195,505	6,587,862	3,330,400	887,682	70,998,019	9,788,474	2,159,198,817	5,312

Total cost of investments	$122,111,228	$1,582,831,274	$1,325,664,002	$36,774,267	$133,517,012	$4,152,835	$812,846,481	$180,323,870	$8,260,010,619	$7,764,425

Foreign currency, at cost	$297,546	$—	$—	$—	$—	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$2,371,517	$59,668,770	$81,062,942	$5,259,729	$3,084,603	$855,413	$66,808,578	$9,050,311	$531,616,142	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2011 (Unaudited)

						SPDR S&P	SPDR S&P
		SPDR S&P	SPDR S&P		SPDR S&P	Oil & Gas	Oil & Gas	SPDR S&P		SPDR S&P
	SPDR S&P	Health Care	Health Care	SPDR S&P	Metals & Mining	Equipment &	Exploration & Production	Pharmaceuticals		Semiconductor
	Biotech ETF	Equipment ETF	Services ETF	Homebuilders ETF	ETF	Services ETF	ETF	ETF	SPDR S&P Retail ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$427,722,361	$22,100,192	$5,621,522	$884,892,680	$705,848,427	$340,966,771	$735,075,685	$289,738,525	$582,257,950	$35,386,634
Investments in securities of affiliated issuers, at value (Note 3)	76,612,603	6,688	11,264	73,588,754	99,995,633	30,259,970	102,091,501	34,800,194	66,631,161	2,271,613

Total Investments	504,334,964	22,106,880	5,632,786	958,481,434	805,844,060	371,226,741	837,167,186	324,538,719	648,889,111	37,658,247
Receivable for investments sold	—	—	—	—	—	2,444	2,792	—	—	14,742
Receivable for fund shares sold in-kind	—	—	—	13,593	—	—	—	—	—	—
Receivable for foreign taxes recoverable	—	104	—	—	—	—	—	—	—	—
Dividends receivable — unaffiliated issuers	—	9,251	1,489	516,342	500,972	28,151	138,346	161,213	635,828	—
Dividends receivable — affiliated issuers	24,779	6	1	31,928	72,224	8,262	386,632	21,528	107,412	1,252

TOTAL ASSETS	504,359,743	22,116,241	5,634,276	959,043,297	806,417,256	371,265,598	837,694,956	324,721,460	649,632,351	37,674,241

LIABILITIES
Payable upon return of securities loaned	76,053,401	—	—	73,350,878	98,655,865	29,649,518	97,352,044	34,786,959	64,973,143	2,237,457
Payable for investments purchased	200	—	—	—	—	—	3,014,267	—	1,405,469	—
Payable for fund shares repurchased	—	—	—	—	22,533	—	—	—	17,018	434
Accrued advisory fee (Note 3)	119,969	6,580	1,643	239,722	235,544	96,593	255,680	80,272	218,358	10,847
Accrued trustees’ fees and expenses (Note 3)	563	37	25	1,841	1,131	181	1,385	501	1,409	41

TOTAL LIABILITIES	76,174,133	6,617	1,668	73,592,441	98,915,073	29,746,292	100,623,376	34,867,732	66,615,397	2,248,779

NET ASSETS	$428,185,610	$22,109,624	$5,632,608	$885,450,856	$707,502,183	$341,519,306	$737,071,580	$289,853,728	$583,016,954	$35,425,462

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$634,403,441	$23,891,806	$5,000,000	$1,169,699,713	$1,440,287,643	$439,834,835	$1,118,277,817	$258,658,402	$706,165,557	$77,251,343
Undistributed (distribution in excess of) net investment income	(524,091)	921	17	(131,155)	(45,901)	8,883	257,532	(32,258)	298,712	11,813
Accumulated net realized gain (loss) on investments	(181,162,760)	(152,671)	24,313	(235,064,039)	(417,141,339)	(77,626,631)	(217,810,195)	(7,276,211)	(67,786,064)	(34,630,615)
Net unrealized appreciation (depreciation) on:
Investments	(24,530,980)	(1,630,432)	608,278	(49,053,663)	(315,598,220)	(20,697,781)	(163,653,574)	38,503,795	(55,661,251)	(7,207,079)

NET ASSETS	$428,185,610	$22,109,624	$5,632,608	$885,450,856	$707,502,183	$341,519,306	$737,071,580	$289,853,728	$583,016,954	$35,425,462

NET ASSET VALUE PER SHARE
Net asset value per share	$66.39	$49.13	$56.33	$17.08	$48.96	$34.67	$52.65	$51.30	$52.52	$44.28

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,450,000	450,000	100,000	51,850,016	14,450,230	9,850,000	14,000,000	5,650,135	11,100,113	800,000

COST OF INVESTMENTS:
Unaffiliated issuers	$452,253,341	$23,730,624	$5,013,244	$933,946,343	$1,021,446,647	$361,664,552	$898,729,259	$251,234,730	$637,919,201	$42,593,713
Affiliated issuers	76,612,603	6,688	11,264	73,588,754	99,995,633	30,259,970	102,091,501	34,800,194	66,631,161	2,271,613

Total cost of investments	$528,865,944	$23,737,312	$5,024,508	$1,007,535,097	$1,121,442,280	$391,924,522	$1,000,820,760	$286,034,924	$704,550,362	$44,865,326

* Includes investments in securities on loan, at value	$73,775,375	$—	$—	$71,111,777	$96,746,799	$28,587,133	$94,491,062	$38,804,397	$62,948,987	$2,171,399

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2011 (Unaudited)

	SPDR S&P Software & Services	SPDR S&P Telecom	SPDR S&P Transportation	SPDR Wells Fargo Preferred
	ETF	ETF	ETF	Stock ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$8,396,061	$6,260,923	$11,247,545	$125,921,806
Investments in securities of affiliated issuers, at value (Note 3)	14,708	15,548	16,553	21,168,896

Total Investments	8,410,769	6,276,471	11,264,098	147,090,702
Receivable for investments sold	—	—	—	688,482
Dividends receivable — unaffiliated issuers	3,156	4,424	5,371	308,397
Dividends receivable — affiliated issuers	2	2	4	21,151

TOTAL ASSETS	8,413,927	6,280,897	11,269,473	148,108,732

LIABILITIES
Payable upon return of securities loaned	—	—	—	20,939,313
Payable for investments purchased	—	—	—	698,346
Accrued advisory fee (Note 3)	2,515	1,853	3,317	47,359
Accrued trustees’ fees and expenses (Note 3)	33	11	9	246

TOTAL LIABILITIES	2,548	1,864	3,326	21,685,264

NET ASSETS	$8,411,379	$6,279,033	$11,266,147	$126,423,468

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$7,889,828	$8,247,689	$12,982,514	$132,541,988
Undistributed (distribution in excess of) net investment income	(209)	2,164	(452)	(523,268)
Accumulated net realized gain (loss) on investments	(958)	(1,017,424)	(732,899)	(2,500,072)
Net unrealized appreciation (depreciation) on:
Investments	522,718	(953,396)	(983,016)	(3,095,180)

NET ASSETS	$8,411,379	$6,279,033	$11,266,147	$126,423,468

NET ASSET VALUE PER SHARE
Net asset value per share	$56.08	$41.86	$45.06	$42.14

Shares outstanding (unlimited amount authorized, $0.01 par value)	150,000	150,000	250,000	3,000,000

COST OF INVESTMENTS:
Unaffiliated issuers	$7,873,343	$7,214,319	$12,230,561	$129,016,986
Affiliated issuers	14,708	15,548	16,553	21,168,896

Total cost of investments	$7,888,051	$7,229,867	$12,247,114	$150,185,882

* Includes investments in securities on loan, at value	$—	$—	$—	$20,453,986

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2011 (Unaudited)

										SPDR S&P
				SPDR S&P			SPDR S&P	SPDR S&P		600
	SPDR Dow Jones Total Market	SPDR Dow Jones	SPDR S&P 500 Growth	500		SPDR S&P 400 Mid Cap Growth	400 Mid Cap	600	SPDR S&P 600 Small Cap Growth	Small Cap
	ETF	Large Cap ETF	ETF	Value ETF	SPDR Dow Jones Mid Cap ETF	ETF	Value ETF	Small Cap ETF	ETF	Value ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,901,870	$383,603	$1,853,184	$2,072,436	$519,490	$289,038	$246,822	$460,304	$694,071	$949,529
Dividend income on securities of affiliated issuers (Note 3)	2,694	592	261	5,657	138	135	54	92	143	121
Affiliated securities lending — net (Note 3 and Note 8)	29,059	5,089	10,634	13,628	20,962	14,864	6,927	27,895	56,812	36,878
Foreign taxes withheld	(91)	(739)	—	—	(93)	—	—	—	—	—

TOTAL INVESTMENT INCOME	1,933,532	388,545	1,864,079	2,091,721	540,497	304,037	253,803	488,291	751,026	986,528

EXPENSES
Advisory fee (Note 3)	179,275	34,592	194,074	156,897	82,616	78,832	28,238	68,858	193,897	134,950
Trustees’ fees and expenses (Note 3)	2,253	434	2,423	1,966	829	795	280	860	1,955	1,349
Miscellaneous expenses	—	—	—	—	—	—	—	57	—	334

TOTAL EXPENSES	181,528	35,026	196,497	158,863	83,445	79,627	28,518	69,775	195,852	136,633

NET INVESTMENT INCOME	1,752,004	353,519	1,667,582	1,932,858	457,052	224,410	225,285	418,516	555,174	849,895

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	6,469,243	598,247	(6,785,248)	4,325,900	2,346,750	(1,669,134)	80,001	320,179	(7,310,192)	1,062,069
Investments in securities of affiliated issuers	1,778	(688)	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(17,245,818)	(2,693,282)	1,712,631	(15,790,771)	(10,559,228)	(6,346,021)	(1,893,044)	(5,723,476)	(8,573,999)	(10,089,051)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,774,797)	(2,095,723)	(5,072,617)	(11,464,871)	(8,212,478)	(8,015,155)	(1,813,043)	(5,403,297)	(15,884,191)	(9,026,982)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(9,022,793)	$(1,742,204)	$(3,405,035)	$(9,532,013)	$(7,755,426)	$(7,790,745)	$(1,587,758)	$(4,984,781)	$(15,329,017)	$(8,177,087)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2011 (Unaudited)

				SPDR S&P		SPDR S&P		SPDR Morgan	SPDR S&P	SPDR S&P
	SPDR Global	SPDR Dow Jones	SPDR S&P	Capital Markets	SPDR S&P	Mortgage Finance	SPDR S&P Regional	Stanley Technology	Dividend	Aerospace & Defense
	Dow ETF	REIT ETF	Bank ETF	ETF	Insurance ETF	ETF	Banking ETF	ETF	ETF	ETF*

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,402,005	$27,314,240	$13,506,701	$380,462	$1,496,215	$40,582	$5,247,423	$921,827	$99,825,980	$29,496
Dividend income on securities of affiliated issuers (Note 3)	45	1,335	146,465	36,828	117	6	591	214	28,684,291	5
Affiliated securities lending — net (Note 3 and Note 8)	12,147	159,317	75,901	12,561	22,471	1,222	163,681	17,725	553,737	—
Foreign taxes withheld	(68,747)	—	—	—	(2,720)	(83)	(2,007)	(2,152)	—	—

TOTAL INVESTMENT INCOME	1,345,450	27,474,892	13,729,067	429,851	1,516,083	41,727	5,409,688	937,614	129,064,008	29,501

EXPENSES
Advisory fee (Note 3)	277,642	1,785,960	2,019,036	69,174	233,469	5,689	854,040	440,150	11,674,927	6,297
Trustees’ fees and expenses (Note 3)	1,405	17,898	14,527	512	1,689	41	5,912	2,227	82,289	44
Miscellaneous expenses	333	—	—	1,535	—	—	1,985	—	—	—

TOTAL EXPENSES	279,380	1,803,858	2,033,563	71,221	235,158	5,730	861,937	442,377	11,757,216	6,341

NET INVESTMENT INCOME	1,066,070	25,671,034	11,695,504	358,630	1,280,925	35,997	4,547,751	495,237	117,306,792	23,160

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,474,975)	13,198,071	(398,327,251)	(21,284,908)	(32,399,132)	(998,933)	(84,624,319)	(8,456,111)	87,580,946	114,046
Investments in securities of affiliated issuers	—	—	(12,421,425)	(2,343,841)	—	—	—	—	(2,958,596)	—
Foreign currency transactions	(40,142)	—	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(18,168,906)	(74,740,859)	129,512,040	12,300,199	10,426,277	479,848	71,811,203	(13,206,825)	(14,400,337)	570,906
Foreign currency transactions	(16,715)	—	—	—	—	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(20,700,738)	(61,542,788)	(281,236,636)	(11,328,550)	(21,972,855)	(519,085)	(12,813,116)	(21,662,936)	70,222,013	684,952

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(19,634,668)	$(35,871,754)	$(269,541,132)	$(10,969,920)	$(20,691,930)	$(483,088)	$(8,265,365)	$(21,167,699)	$187,528,805	$708,112

*	For the period September 28, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2011 (Unaudited)

						SPDR S&P	SPDR S&P
		SPDR S&P Health	SPDR S&P Health	SPDR S&P	SPDR S&P	Oil & Gas	Oil & Gas	SPDR S&P		SPDR S&P
	SPDR S&P Biotech	Care Equipment	Care Services	Homebuilders	Metals & Mining	Equipment & Services	Exploration & Production	Pharmaceuticals	SPDR S&P Retail	Semiconductor
	ETF	ETF	ETF*	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$154,176	$55,434	$5,836	$4,633,963	$4,853,598	$1,096,512	$2,859,721	$1,204,652	$4,520,525	$197,465
Dividend income on securities of affiliated issuers (Note 3)	226	24	3	654	1,370	261	783	256	811	87
Affiliated securities lending — net (Note 3 and Note 8)	156,675	178	—	200,624	287,938	50,591	2,109,710	383,830	644,275	287,028
Foreign taxes withheld	—	—	—	—	—	(6,310)	—	—	—	—

TOTAL INVESTMENT INCOME	311,077	55,636	5,839	4,835,241	5,142,906	1,141,054	4,970,214	1,588,738	5,165,611	484,580

EXPENSES
Advisory fee (Note 3)	827,904	37,330	4,846	1,221,679	1,499,688	635,747	1,490,959	419,772	1,153,329	106,609
Trustees’ fees and expenses (Note 3)	6,499	267	35	8,649	10,808	4,596	10,721	2,964	8,229	796
Miscellaneous expenses	765	—	—	—	—	—	5,909	—	62	—

TOTAL EXPENSES	835,168	37,597	4,881	1,230,328	1,510,496	640,343	1,507,589	422,736	1,161,620	107,405

NET INVESTMENT INCOME (LOSS)	(524,091)	18,039	958	3,604,913	3,632,410	500,711	3,462,625	1,166,002	4,003,991	377,175

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(6,623,477)	13,540	24,313	(24,373,591)	(116,017,473)	(5,285,638)	(41,249,241)	(2,352,808)	(28,670,243)	(16,367,537)
Net change in unrealized appreciation (depreciation) on:
Investments	(63,433,101)	(2,517,810)	608,278	(19,869,004)	(240,163,469)	(76,869,509)	(99,892,031)	5,837,542	(26,902,700)	(4,042,020)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(70,056,578)	(2,504,270)	632,591	(44,242,595)	(356,180,942)	(82,155,147)	(141,141,272)	3,484,734	(55,572,943)	(20,409,557)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(70,580,669)	$(2,486,231)	$633,549	$(40,637,682)	$(352,548,532)	$(81,654,436)	$(137,678,647)	$4,650,736	$(51,568,952)	$(20,032,382)

*	For the period September 28, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2011 (Unaudited)

	SPDR S&P Software & Services	SPDR S&P Telecom	SPDR S&P Transportation	SPDR Wells Fargo Preferred
	ETF*	ETF	ETF	Stock ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$10,923	$44,892	$54,081	$4,290,376
Dividend income on securities of affiliated issuers (Note 3)	5	14	13	392
Affiliated securities lending — net (Note 3 and Note 8)	—	9	—	70,323
Foreign taxes withheld	—	—	—	(6,427)

TOTAL INVESTMENT INCOME	10,928	44,915	54,094	4,354,664

EXPENSES
Advisory fee (Note 3)	6,238	12,983	21,332	269,126
Trustees’ fees and expenses (Note 3)	43	94	154	1,496

TOTAL EXPENSES	6,281	13,077	21,486	270,622

NET INVESTMENT INCOME	4,647	31,838	32,608	4,084,042

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(958)	(1,097,906)	(912,914)	(1,846,900)
Net change in unrealized appreciation (depreciation) on:
Investments	522,718	(817,153)	(1,561,507)	(7,148,804)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	521,760	(1,915,059)	(2,474,421)	(8,995,704)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$526,407	$(1,883,221)	$(2,441,813)	$(4,911,662)

*	For the period September 28, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Total Market ETF		SPDR Dow Jones Large Cap ETF		SPDR S&P 500 Growth ETF		SPDR S&P 500 Value ETF		SPDR Dow Jones Mid Cap ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended
	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,752,004	$3,278,042	$353,519	$707,683	$1,667,582	$2,284,380	$1,932,858	$3,738,117	$457,052	$805,383
Net realized gain (loss) on investments	6,471,021	9,072,966	597,559	4,127,062	(6,785,248)	(1,546,228)	4,325,900	9,349,989	2,346,750	4,165,387
Net change in unrealized appreciation (depreciation) on investments	(17,245,818)	37,671,976	(2,693,282)	5,710,945	1,712,631	52,905,782	(15,790,771)	24,683,035	(10,559,228)	13,587,927

Net increase (decrease) in net assets resulting from operations	(9,022,793)	50,022,984	(1,742,204)	10,545,690	(3,405,035)	53,643,934	(9,532,013)	37,771,141	(7,755,426)	18,558,697

Net equalization credits and charges	6,102	(15,030)	620	3,085	52,318	(10,007)	—	282,714	305	15,560

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,796,034)	(3,225,127)	(358,867)	(709,147)	(1,805,217)	(2,209,405)	(1,923,471)	(3,972,304)	(455,898)	(819,893)

Total distributions to shareholders	(1,796,034)	(3,225,127)	(358,867)	(709,147)	(1,805,217)	(2,209,405)	(1,923,471)	(3,972,304)	(455,898)	(819,893)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	16,525,970	2,869,120	14,842,768	19,903,455	—	—	53,271,237	5,697,898	18,782,168
Cost of shares redeemed	(18,846,961)	(27,179,648)	(2,728,736)	(21,146,081)	—	(26,132,811)	—	(15,337,649)	(11,260,897)	(9,777,365)
Net income equalization (Note 2)	(6,102)	15,030	(620)	(3,085)	(52,318)	10,007	—	(282,714)	(305)	(15,560)

Net increase (decrease) in net assets from beneficial interest transactions	(18,853,063)	(10,638,648)	139,764	(6,306,398)	19,851,137	(26,122,804)	—	37,650,874	(5,563,304)	8,989,243

Net increase (decrease) in net assets during the period	(29,665,788)	36,144,179	(1,960,687)	3,533,230	14,693,203	25,301,718	(11,455,484)	71,732,425	(13,774,323)	26,743,607
Net assets at beginning of period	193,526,008	157,381,829	37,252,820	33,719,590	192,585,639	167,283,921	171,717,857	99,985,432	80,328,505	53,584,898

NET ASSETS END OF PERIOD (1)	$163,860,220	$193,526,008	$35,292,133	$37,252,820	$207,278,842	$192,585,639	$160,262,373	$171,717,857	$66,554,182	$80,328,505

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	200,000	50,000	250,000	350,000	—	—	950,000	100,000	300,000
Shares redeemed	(200,000)	(300,000)	(50,000)	(350,000)	—	(500,000)	—	(250,000)	(200,000)	(200,000)

Net increase (decrease)	(200,000)	(100,000)	—	(100,000)	350,000	(500,000)	—	700,000	(100,000)	100,000

(1) Including undistributed (distribution in excess of) net investment income	$(11,399)	$32,631	$(1,851)	$3,497	$(76,547)	$61,088	$9,387	$—	$1,154	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 400 Mid Cap Growth ETF		SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 600 Small Cap ETF		SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended
	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$224,410	$355,989	$225,285	$571,656	$418,516	$718,904	$555,174	$931,786	$849,895	$2,080,652
Net realized gain (loss) on investments	(1,669,134)	18,039,734	80,001	4,435,011	320,179	12,183,026	(7,310,192)	26,658,070	1,062,069	7,676,769
Net change in unrealized appreciation (depreciation) on investments	(6,346,021)	6,928,726	(1,893,044)	2,858,967	(5,723,476)	5,925,353	(8,573,999)	30,505,039	(10,089,051)	23,607,068

Net increase (decrease) in net assets resulting from operations	(7,790,745)	25,324,449	(1,587,758)	7,865,634	(4,984,781)	18,827,283	(15,329,017)	58,094,895	(8,177,087)	33,364,489

Net equalization credits and charges	(12,015)	(6,383)	4,903	(18,136)	(437)	(15,062)	(26,136)	(7,127)	(7,522)	(150,144)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(217,001)	(334,614)	(228,789)	(577,286)	(413,498)	(712,057)	(581,303)	(880,548)	(823,555)	(2,127,002)
Net realized gains	—	—	—	—	—	(40,489)	—	—	—	—

Total distributions to shareholders	(217,001)	(334,614)	(228,789)	(577,286)	(413,498)	(752,546)	(581,303)	(880,548)	(823,555)	(2,127,002)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,274,294	74,110,803	4,846,942	14,116,865	3,294,723	75,479,709	10,339,217	189,064,159	10,320,846	—
Cost of shares redeemed	(14,656,114)	(84,882,842)	—	(18,698,596)	(3,059,493)	(67,531,879)	(36,102,779)	(183,056,024)	(12,135,570)	(48,952,240)
Net income equalization (Note 2)	12,015	6,383	(4,903)	18,136	437	15,062	26,136	7,127	7,522	150,144

Net increase (decrease) in net assets from beneficial interest transactions	(7,369,805)	(10,765,656)	4,842,039	(4,563,595)	235,667	7,962,892	(25,737,426)	6,015,262	(1,807,202)	(48,802,096)

Voluntary contribution from Adviser	—	—	—	—	—	—	—	263,622	—	—

Net increase (decrease) in net assets during the period	(15,389,566)	14,217,796	3,030,395	2,706,617	(5,163,049)	26,022,567	(41,673,882)	63,486,104	(10,815,366)	(17,714,753)
Net assets at beginning of period	74,140,497	59,922,701	22,870,921	20,164,304	77,592,954	51,570,387	187,432,264	123,946,160	124,849,142	142,563,895

NET ASSETS END OF PERIOD (1)	$58,750,931	$74,140,497	$25,901,316	$22,870,921	$72,429,905	$77,592,954	$145,758,382	$187,432,264	$114,033,776	$124,849,142

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	1,000,000	100,000	300,000	50,000	1,150,000	100,000	1,750,000	150,000	—
Shares redeemed	(200,000)	(1,150,000)	—	(350,000)	(50,000)	(1,050,000)	(350,000)	(1,700,000)	(200,000)	(800,000)

Net increase (decrease)	(100,000)	(150,000)	100,000	(50,000)	—	100,000	(250,000)	50,000	(50,000)	(800,000)

(1) Including undistributed (distribution in excess of) net investment income	$15,966	$8,557	$(3,504)	$—	$5,018	$—	$20,559	$46,688	$26,340	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Global Dow ETF		SPDR Dow Jones REIT ETF		SPDR S&P Bank ETF		SPDR S&P Capital Markets ETF		SPDR S&P Insurance ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended
	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,066,070	$3,212,599	$25,671,034	$33,298,814	$11,695,504	$13,165,726	$358,630	$1,308,110	$1,280,925	$3,150,713
Net realized gain (loss) on investments and foreign currency transactions	(2,515,117)	(2,526,360)	13,198,071	27,517,914	(410,748,676)	48,750,087	(23,628,749)	(6,348,532)	(32,399,132)	10,131,731
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(18,185,621)	22,168,417	(74,740,859)	332,025,926	129,512,040	(18,409,788)	12,300,199	11,414,411	10,426,277	16,141,163

Net increase (decrease) in net assets resulting from operations	(19,634,668)	22,854,656	(35,871,754)	392,842,654	(269,541,132)	43,506,025	(10,969,920)	6,373,989	(20,691,930)	29,423,607

Net equalization credits and charges	(65,403)	149,587	(177,304)	354,966	(1,275,285)	(581,031)	(61,247)	(131,050)	(158,255)	144,065

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(816,420)	(3,235,910)	(25,428,051)	(44,180,325)	(12,905,395)	(11,935,556)	(519,518)	(1,142,134)	(1,316,929)	(3,385,649)

Total distributions to shareholders	(816,420)	(3,235,910)	(25,428,051)	(44,180,325)	(12,905,395)	(11,935,556)	(519,518)	(1,142,134)	(1,316,929)	(3,385,649)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	61,316,265	190,257,813	274,494,969	2,018,820,994	6,248,898,890	48,561,451	130,640,378	388,744,920	783,450,214
Cost of shares redeemed	(30,118,971)	(12,019,558)	(160,190,977)	(203,529,068)	(2,280,423,554)	(5,342,495,643)	(83,837,393)	(118,052,987)	(460,735,955)	(758,563,504)
Net income equalization (Note 2)	65,403	(149,587)	177,304	(354,966)	1,275,285	581,031	61,247	131,050	158,255	(144,065)

Net increase (decrease) in net assets from beneficial interest transactions	(30,053,568)	49,147,120	30,244,140	70,610,935	(260,327,275)	906,984,278	(35,214,695)	12,718,441	(71,832,780)	24,742,645

Net increase (decrease) in net assets during the period	(50,570,059)	68,915,453	(31,232,969)	419,628,230	(544,049,087)	937,973,716	(46,765,380)	17,819,246	(93,999,894)	50,924,668
Net assets at beginning of period	148,786,151	79,870,698	1,557,085,754	1,137,457,524	1,684,657,936	746,684,220	69,126,690	51,307,444	214,897,073	163,972,405

NET ASSETS END OF PERIOD (1)	$98,216,092	$148,786,151	$1,525,852,785	$1,557,085,754	$1,140,608,849	$1,684,657,936	$22,361,310	$69,126,690	$120,897,179	$214,897,073

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	1,050,000	3,000,000	4,400,000	105,600,000	252,600,000	1,750,000	3,550,000	10,850,000	19,050,000
Shares redeemed	(550,000)	(200,000)	(2,700,000)	(3,300,000)	(118,250,000)	(215,000,000)	(2,900,000)	(3,250,000)	(12,750,000)	(18,550,000)

Net increase (decrease)	(550,000)	850,000	300,000	1,100,000	(12,650,000)	37,600,000	(1,150,000)	300,000	(1,900,000)	500,000

(1) Including undistributed (distribution in excess of) net investment income	$65,761	$(183,889)	$242,983	$—	$227,141	$1,437,032	$4,603	$165,491	$(23,335)	$12,669

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Mortgage Finance ETF		SPDR S&P Regional Banking ETF		SPDR Morgan Stanley Technology ETF		SPDR S&P Dividend ETF		SPDR S&P Aerospace & Defense ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		For the Period
	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	9/28/11*-
	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	12/31/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,997	$58,995	$4,547,751	$9,640,851	$495,237	$1,184,868	$117,306,792	$147,948,698	$23,160
Net realized gain (loss) on investments	(998,933)	(24,872)	(84,624,319)	(72,695,841)	(8,456,111)	7,569,213	84,622,350	101,909,097	114,046
Net change in unrealized appreciation (depreciation) on investments	479,848	(100,729)	71,811,203	118,712,916	(13,206,825)	39,563,278	(14,400,337)	522,505,618	570,906

Net increase (decrease) in net assets resulting from operations	(483,088)	(66,606)	(8,265,365)	55,657,926	(21,167,699)	48,317,359	187,528,805	772,363,413	708,112

Net equalization credits and charges	—	(718)	440,854	(628,044)	(14,937)	(23,364)	7,125,663	12,082,144	207

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,259)	(66,248)	(6,047,055)	(8,710,201)	(483,414)	(1,257,217)	(128,912,207)	(157,971,210)	(23,228)
Net realized gains	—	(12,065)	—	—	—	—	—	—	—

Total distributions to shareholders	(37,259)	(78,313)	(6,047,055)	(8,710,201)	(483,414)	(1,257,217)	(128,912,207)	(157,971,210)	(23,228)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	2,156,762	1,411,019,805	3,167,296,529	5,708,237	9,544,380	2,460,683,121	4,239,233,832	10,146,766
Cost of shares redeemed	—	(2,089,624)	(1,244,983,654)	(3,358,767,950)	(34,866,510)	(32,673,433)	(240,548,591)	(821,095,621)	(2,492,624)
Net income equalization (Note 2)	—	718	(440,854)	628,044	14,937	23,364	(7,125,663)	(12,082,144)	(207)

Net increase (decrease) in net assets from beneficial interest transactions	—	67,856	165,595,297	(190,843,377)	(29,143,336)	(23,105,689)	2,213,008,867	3,406,056,067	7,653,935

Net increase (decrease) in net assets during the period	(520,347)	(77,781)	151,723,731	(144,523,696)	(50,809,386)	23,931,089	2,278,751,128	4,032,530,414	8,339,026
Net assets at beginning of period	3,837,715	3,915,496	558,689,459	703,213,155	206,119,004	182,187,915	5,982,241,780	1,949,711,366	—

NET ASSETS END OF PERIOD (1)	$3,317,368	$3,837,715	$710,413,190	$558,689,459	$155,309,618	$206,119,004	$8,260,992,908	$5,982,241,780	$8,339,026

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	50,000	62,300,000	129,600,000	100,000	150,000	47,450,000	83,050,000	200,000
Shares redeemed	—	(50,000)	(55,150,000)	(138,150,000)	(600,000)	(550,000)	(4,800,000)	(15,600,000)	(50,000)

Net increase (decrease)	—	—	7,150,000	(8,550,000)	(500,000)	(400,000)	42,650,000	67,450,000	150,000

(1) Including undistributed (distribution in excess of) net investment income	$(260)	$1,002	$(547,424)	$951,880	$11,823	$—	$(11,605,415)	$—	$(68)

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Biotech ETF		SPDR S&P Health Care Equipment ETF		SPDR S&P Health Care Services ETF	SPDR S&P Homebuilders ETF		SPDR S&P Metals & Mining ETF
	Six Months Ended		Six Months Ended	For the Period	For the Period	Six Months Ended		Six Months Ended
	12/31/11	Year Ended	12/31/11	1/26/11*-	9/28/11*-	12/31/11	Year Ended	12/31/11	Year Ended
	(Unaudited)	6/30/11	(Unaudited)	6/30/11	12/31/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(524,091)	$(1,595,620)	$18,039	$6,203	$958	$3,604,913	$6,212,055	$3,632,410	$6,583,198
Net realized gain (loss) on investments	(6,623,477)	66,388,839	13,540	55,789	24,313	(24,373,591)	58,692,936	(116,017,473)	254,514,396
Net change in unrealized appreciation (depreciation) on investments	(63,433,101)	97,269,968	(2,517,810)	887,378	608,278	(19,869,004)	107,036,548	(240,163,469)	123,652,189

Net increase (decrease) in net assets resulting from operations	(70,580,669)	162,063,187	(2,486,231)	949,370	633,549	(40,637,682)	171,941,539	(352,548,532)	384,749,783

Net equalization credits and charges	564,211	(102,818)	(281)	781	—	125,432	631,502	(480,969)	(93,574)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(17,600)	(5,721)	(941)	(3,736,068)	(17,300,102)	(4,164,350)	(6,854,787)
Net realized gains	—	—	(70,845)	—	—	—	—	—	—

Total distributions to shareholders	—	—	(88,445)	(5,721)	(941)	(3,736,068)	(17,300,102)	(4,164,350)	(6,854,787)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	165,055,173	537,492,479	10,099,145	18,340,023	5,000,000	708,546,213	1,926,858,489	2,706,838,977	5,836,041,623
Cost of shares redeemed	(308,927,557)	(507,777,366)	(4,698,517)	—	—	(553,102,256)	(2,007,909,017)	(2,773,812,653)	(5,781,560,057)
Net income equalization (Note 2)	(564,211)	102,818	281	(781)	—	(125,432)	(631,502)	480,969	93,574

Net increase (decrease) in net assets from beneficial interest transactions	(144,436,595)	29,817,931	5,400,909	18,339,242	5,000,000	155,318,525	(81,682,030)	(66,492,707)	54,575,140

Net increase (decrease) in net assets during the period	(214,453,053)	191,778,300	2,825,952	19,283,672	5,632,608	111,070,207	73,590,909	(423,686,558)	432,376,562
Net assets at beginning of period	642,638,663	450,860,363	19,283,672	—	—	774,380,649	700,789,740	1,131,188,741	698,812,179

NET ASSETS END OF PERIOD (1)	$428,185,610	$642,638,663	$22,109,624	$19,283,672	$5,632,608	$885,450,856	$774,380,649	$707,502,183	$1,131,188,741

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,650,000	8,200,000	200,000	350,000	100,000	44,600,000	115,450,000	49,200,000	90,450,000
Shares redeemed	(5,000,000)	(8,100,000)	(100,000)	—	—	(35,650,000)	(121,500,000)	(51,050,000)	(89,450,000)

Net increase (decrease)	(2,350,000)	100,000	100,000	350,000	100,000	8,950,000	(6,050,000)	(1,850,000)	1,000,000

(1) Including undistributed (distribution in excess of) net investment income	$(524,091)	$—	$921	$482	$17	$(131,155)	$—	$(45,901)	$486,039

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended
	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$500,711	$3,299,221	$3,462,625	$7,298,246	$1,166,002	$2,003,260	$4,003,991	$5,994,861	$377,175	$452,447
Net realized gain (loss) on investments	(5,285,638)	71,715,426	(41,249,241)	219,042,481	(2,352,808)	25,057,046	(28,670,243)	147,014,438	(16,367,537)	6,782,622
Net change in unrealized appreciation (depreciation) on investments	(76,869,509)	95,417,556	(99,892,031)	41,010,922	5,837,542	27,624,650	(26,902,700)	52,677,874	(4,042,020)	12,427,303

Net increase (decrease) in net assets resulting from operations	(81,654,436)	170,432,203	(137,678,647)	267,351,649	4,650,736	54,684,956	(51,568,952)	205,687,173	(20,032,382)	19,662,372

Net equalization credits and charges	(10,054)	249,460	(286,851)	(112,354)	29,793	6,723	(330,452)	1,846,716	(12,572)	(34,074)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(491,828)	(3,626,611)	(3,350,106)	(7,573,972)	(1,334,383)	(1,867,137)	(3,705,279)	(8,163,249)	(365,362)	(638,284)
Net realized gains	—	—	—	—	(419,092)	(917,357)	—	—	—	—

Total distributions to shareholders	(491,828)	(3,626,611)	(3,350,106)	(7,573,972)	(1,753,475)	(2,784,494)	(3,705,279)	(8,163,249)	(365,362)	(638,284)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	66,181,687	410,043,559	6,049,900,941	9,359,931,260	61,560,106	119,016,440	7,034,925,502	19,662,887,170	101,422,346	301,832,098
Cost of shares redeemed	(131,966,010)	(336,544,093)	(5,765,371,771)	(9,562,642,129)	(18,901,455)	(69,682,783)	(6,944,799,255)	(20,002,002,708)	(160,440,578)	(310,676,934)
Net income equalization (Note 2)	10,054	(249,460)	286,851	112,354	(29,793)	(6,723)	330,452	(1,846,716)	12,572	34,074

Net increase (decrease) in net assets from beneficial interest transactions	(65,774,269)	73,250,006	284,816,021	(202,598,515)	42,628,858	49,326,934	90,456,699	(340,962,254)	(59,005,660)	(8,810,762)

Net increase (decrease) in net assets during the period	(147,930,587)	240,305,058	143,500,417	57,066,808	45,555,912	101,234,119	34,852,016	(141,591,614)	(79,415,976)	10,179,252
Net assets at beginning of period	489,449,893	249,144,835	593,571,163	536,504,355	244,297,816	143,063,697	548,164,938	689,756,552	114,841,438	104,662,186

NET ASSETS END OF PERIOD (1)	$341,519,306	$489,449,893	$737,071,580	$593,571,163	$289,853,728	$244,297,816	$583,016,954	$548,164,938	$35,425,462	$114,841,438

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,000,000	10,700,000	112,600,000	178,950,000	1,250,000	2,600,000	138,050,000	430,150,000	2,250,000	5,450,000
Shares redeemed	(3,950,000)	(8,850,000)	(108,700,000)	(182,600,000)	(400,000)	(1,500,000)	(137,200,000)	(439,250,000)	(3,500,000)	(5,900,000)

Net increase (decrease)	(1,950,000)	1,850,000	3,900,000	(3,650,000)	850,000	1,100,000	850,000	(9,100,000)	(1,250,000)	(450,000)

(1) Including undistributed (distribution in excess of) net investment income	$8,883	$—	$257,532	$145,013	$(32,258)	$136,123	$298,712	$—	$11,813	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF		SPDR S&P Transportation ETF		SPDR Wells Fargo Preferred Stock ETF
	For the Period	Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended
	9/28/11*-	12/31/11	1/26/11*-	12/31/11	1/26/11*-	12/31/11	Year Ended
	12/31/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,647	$31,838	$31,483	$32,608	$22,140	$4,084,042	$6,248,415
Net realized gain (loss) on investments	(958)	(1,097,906)	511,075	(912,914)	(45,501)	(1,846,900)	1,203,067
Net change in unrealized appreciation (depreciation) on investments	522,718	(817,153)	(136,243)	(1,561,507)	578,491	(7,148,804)	4,520,718

Net increase (decrease) in net assets resulting from operations	526,407	(1,883,221)	406,315	(2,441,813)	555,130	(4,911,662)	11,972,200

Net equalization credits and charges	228	(4,922)	26,126	(2,511)	6,098	53,672	471,387

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,856)	(29,674)	(51,678)	(33,060)	(22,140)	(4,581,863)	(6,669,746)
Return of capital	—	—	—	—	(5,256)	—	—

Total distributions to shareholders	(4,856)	(29,674)	(51,678)	(33,060)	(27,396)	(4,581,863)	(6,669,746)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,889,828	—	52,890,507	—	15,395,273	19,438,937	63,689,814
Cost of shares redeemed	—	(2,126,122)	(42,927,094)	(2,181,987)	—	(2,131,061)	(15,723,024)
Net income equalization (Note 2)	(228)	4,922	(26,126)	2,511	(6,098)	(53,672)	(471,387)

Net increase (decrease) in net assets from beneficial interest transactions	7,889,600	(2,121,200)	9,937,287	(2,179,476)	15,389,175	17,254,204	47,495,403

Net increase (decrease) in net assets during the period	8,411,379	(4,039,017)	10,318,050	(4,656,860)	15,923,007	7,814,351	53,269,244
Net assets at beginning of period	—	10,318,050	—	15,923,007	—	118,609,117	65,339,873

NET ASSETS END OF PERIOD (1)	$8,411,379	$6,279,033	$10,318,050	$11,266,147	$15,923,007	$126,423,468	$118,609,117

SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	—	1,050,000	—	300,000	450,000	1,400,000
Shares redeemed	—	(50,000)	(850,000)	(50,000)	—	(50,000)	(350,000)

Net increase (decrease)	150,000	(50,000)	200,000	(50,000)	300,000	400,000	1,050,000

(1) Including undistributed (distribution in excess of) net investment income	$(209)	$2,164	$—	$(452)	$—	$(523,268)	$(25,447)

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Total Market ETF							SPDR Dow Jones Large Cap ETF
	Six Months							Six Months
	Ended							Ended
	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08		6/30/07

Net asset value, beginning of period	$99.24		$76.77	$67.33	$93.41	$108.50	$91.82	$62.09		$48.17	$42.69	$59.55	$68.91		$58.17

Income (loss) from investment operations:
Net investment income (loss)	0.90	(1)	1.59 (1)	1.41 (1)	1.66 (1)	1.74	1.61	0.59	(1)	1.04 (1)	0.93 (1)	1.09 (1)	1.18		1.11
Net realized and unrealized gain (loss) (2)	(5.59)		22.46	9.36	(26.18)	(15.07)	16.69	(3.26)		13.92	5.38	(17.02)	(9.26)		10.74

Total from investment operations	(4.69)		24.05	10.77	(24.52)	(13.33)	18.30	(2.67)		14.96	6.31	(15.93)	(8.08)		11.85

Net equalization credits and charges (1)	0.00	(3)	(0.01)	(0.03)	0.09	0.03	—	0.00	(3)	0.00 (3)	(0.02)	0.21	(0.00	)(3)	—

Distributions to shareholders from:
Net investment income	(0.92)		(1.57)	(1.30)	(1.65)	(1.79)	(1.62)	(0.60)		(1.04)	(0.81)	(1.14)	(1.18)		(1.11)
Net realized gains	—		—	—	—	—	—	—		—	—	—	(0.10)		—

Total distributions	(0.92)		(1.57)	(1.30)	(1.65)	(1.79)	(1.62)	(0.60)		(1.04)	(0.81)	(1.14)	(1.28)		(1.11)

Net asset value, end of period	$93.63		$99.24	$76.77	$67.33	$93.41	$108.50	$58.82		$62.09	$48.17	$42.69	$59.55		$68.91

Total return (4)	(4.68)%		31.45%	15.87%	(26.18)%	(12.36)%	20.06%	(4.26)%		31.17%	14.67%	(26.44)%	(11.84)%		20.50%
Net assets, end of period (in 000’s)	$163,860		$193,526	$157,382	$158,238	$126,113	$130,218	$35,292		$37,253	$33,720	$38,419	$8,933		$10,337
Ratio of expenses to average net assets	0.20	%(5)	0.22%	0.20%	0.21%	0.20%	0.20%	0.20	%(5)	0.22%	0.20%	0.23%	0.20%		0.20%
Ratio of net investment income (loss) to average net assets	1.95	%(5)	1.73%	1.76%	2.42%	1.74%	1.62%	2.04	%(5)	1.80%	1.84%	2.63%	1.80%		1.69%
Portfolio turnover rate (6)	1%		2%	2%	10%	1%	2%	2%		5%	5%	10%	7%		4%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Growth ETF							SPDR S&P 500 Value ETF
	Six Months							Six Months
	Ended							Ended
	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$60.18		$45.21	$39.70	$54.02	$57.36	$49.05	$67.32		$54.02	$48.38	$69.18	$87.77	$73.15

Income (loss) from investment operations:
Net investment income (loss)	0.49	(1)	0.67 (1)	0.39 (1)	0.52 (1)	0.44	0.47	0.76	(1)	1.51 (1)	1.51 (1)	1.93 (1)	2.37	1.99
Net realized and unrealized gain (loss) (2)	(1.78)		14.96	5.52	(14.31)	(3.33)	8.32	(4.50)		13.19	5.54	(20.78)	(18.59)	14.61

Total from investment operations	(1.29)		15.63	5.91	(13.79)	(2.89)	8.79	(3.74)		14.70	7.05	(18.85)	(16.22)	16.60

Net equalization credits and charges (1)	0.02		0.00 (3)	—	(0.03)	0.01	(0.01)	—		0.11	(0.03)	0.07	(0.09)	0.02

Distributions to shareholders from:
Net investment income	(0.52)		(0.66)	(0.37)	(0.50)	(0.46)	(0.47)	(0.75)		(1.51)	(1.38)	(2.02)	(2.28)	(2.00)
Return of capital	—		—	(0.03)	—	—	—	—		—	—	—	—	—

Total distributions	(0.52)		(0.66)	(0.40)	(0.50)	(0.46)	(0.47)	(0.75)		(1.51)	(1.38)	(2.02)	(2.28)	(2.00)

Net asset value, end of period	$58.39		$60.18	$45.21	$39.70	$54.02	$57.36	$62.83		$67.32	$54.02	$48.38	$69.18	$87.77

Total return (4)	(2.09)%		34.65%	14.83%	(25.58)%	(5.04)%	17.96%	(5.49)%		27.58%	14.39%	(27.33)%	(18.85)%	22.90%
Net assets, end of period (in 000’s)	$207,279		$192,586	$167,284	$154,817	$289,015	$223,708	$160,262		$171,718	$99,985	$99,221	$93,428	$149,247
Ratio of expenses to average net assets	0.20	%(5)	0.22%	0.20%	0.20%	0.20%	0.20%	0.20	%(5)	0.22%	0.20%	0.21%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	1.72	%(5)	1.22%	0.83%	1.27%	0.81%	0.92%	2.46	%(5)	2.36%	2.66%	3.73%	2.80%	2.44%
Portfolio turnover rate (6)	21%		46%	15%	32%	14%	15%	22%		41%	15%	36%	13%	13%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Mid Cap ETF							SPDR S&P 400 Mid Cap Growth ETF
	Six Months							Six Months
	Ended							Ended
	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08		6/30/07

Net asset value, beginning of period	$64.26		$46.60	$36.78	$52.05	$62.63	$53.16	$82.38		$57.07	$45.20	$62.82	$68.88		$58.22

Income (loss) from investment operations:
Net investment income (loss)	0.40	(1)	0.76 (1)	0.69 (1)	0.74 (1)	0.65	0.78	0.27	(1)	0.36 (1)	0.30 (1)	0.33 (1)	0.28		0.51
Net realized and unrealized gain (loss) (2)	(6.39)		17.65	9.67	(15.32)	(7.80)	10.28	(8.93)		25.31	11.84	(17.64)	(5.01)		12.17

Total from investment operations	(5.99)		18.41	10.36	(14.58)	(7.15)	11.06	(8.66)		25.67	12.14	(17.31)	(4.73)		12.68

Net equalization credits and charges (1)	0.00	(3)	0.01	0.04	0.06	(0.01)	—	(0.01)		(0.01)	0.01	0.01	(0.00	)(3)	—

Distributions to shareholders from:
Net investment income	(0.40)		(0.76)	(0.58)	(0.75)	(0.72)	(0.80)	(0.27)		(0.35)	(0.28)	(0.32)	(0.29)		(0.52)
Net realized gains	—		—	—	—	(2.70)	(0.79)	—		—	—	—	(1.04)		(1.50)

Total distributions	(0.40)		(0.76)	(0.58)	(0.75)	(3.42)	(1.59)	(0.27)		(0.35)	(0.28)	(0.32)	(1.33)		(2.02)

Net asset value, end of period	$57.87		$64.26	$46.60	$36.78	$52.05	$62.63	$73.44		$82.38	$57.07	$45.20	$62.82		$68.88

Total return	(9.29)%		39.67%	28.26%	(27.89)%	(11.53)%	21.11%	(10.51)%		45.01%	26.86%	(27.51)%	(6.85)%		22.22%
Net assets, end of period (in 000’s)	$66,554		$80,329	$53,585	$31,260	$20,820	$25,054	$58,751		$74,140	$59,923	$42,939	$43,977		$24,106
Ratio of expenses to average net assets	0.25	%(4)	0.27%	0.26%	0.30%	0.25%	0.25%	0.25	%(4)	0.28%	0.26%	0.28%	0.25%		0.25%
Ratio of net investment income (loss) to average net assets	1.38	%(4)	1.31%	1.47%	2.02%	1.17%	1.41%	0.71	%(4)	0.50%	0.52%	0.75%	0.45%		0.83%
Portfolio turnover rate (5)	11%		23%	31%	58%	45%	40%	27%		88%	45%	74%	59%		55%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF							SPDR S&P 600 Small Cap ETF
	Six Months							Six Months
	Ended							Ended
	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$57.18		$44.81	$35.29	$50.34	$63.10	$54.63	$70.54		$51.57	$41.18	$55.27	$66.57	$58.03

Income (loss) from investment operations:
Net investment income (loss)	0.51	(1)	1.05 (1)	1.17 (1)	1.30 (1)	1.28	1.28	0.39	(1)	0.70 (1)	0.67 (1)	0.86 (1)	0.69	0.89
Net realized and unrealized gain (loss) (2)	(5.40)		12.42	9.32	(14.89)	(12.58)	9.32	(4.71)		19.03	10.28	(14.20)	(11.19)	9.78

Total from investment operations	(4.89)		13.47	10.49	(13.59)	(11.30)	10.60	(4.32)		19.73	10.95	(13.34)	(10.50)	10.67

Net equalization credits and charges (1)	0.01		(0.03)	0.08	(0.09)	(0.10)	(0.01)	(0.00	)(3)	(0.01)	0.01	0.06	0.04	—

Distributions to shareholders from:
Net investment income	(0.50)		(1.07)	(0.85)	(1.37)	(1.36)	(1.29)	(0.38)		(0.71)	(0.57)	(0.81)	(0.84)	(0.99)
Net realized gains	—		—	—	—	—	(0.83)	—		(0.04)	—	—	—	(1.14)
Return of capital	—		—	(0.20)	—	—	—	—		—	—	—	—	—

Total distributions	(0.50)		(1.07)	(1.05)	(1.37)	(1.36)	(2.12)	(0.38)		(0.75)	(0.57)	(0.81)	(0.84)	(2.13)

Net asset value, end of period	$51.80		$57.18	$44.81	$35.29	$50.34	$63.10	$65.84		$70.54	$51.57	$41.18	$55.27	$66.57

Total return (4)	(8.46)%		30.15%	29.92%	(27.27)%	(18.18)%	19.68%	(6.07)%		38.37%	26.57%	(23.98)%	(15.76)%	18.70%
Net assets, end of period (in 000’s)	$25,901		$22,871	$20,164	$8,823	$10,068	$18,929	$72,430		$77,593	$51,570	$22,651	$13,817	$9,985
Ratio of expenses to average net assets	0.25	%(5)	0.28%	0.26%	0.34%	0.25%	0.25%	0.20	%(5)	0.24%	0.26%	0.32%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	1.99	%(5)	2.00%	2.56%	3.52%	2.18%	2.10%	1.22	%(5)	1.11%	1.27%	2.16%	1.34%	1.18%
Portfolio turnover rate (6)	27%		82%	50%	73%	51%	45%	9%		82%	20%	28%	24%	16%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF										SPDR S&P 600 Small Cap Value ETF
	Six Months										Six Months
	Ended										Ended
	12/31/11		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/11		6/30/10		6/30/09	6/30/08		6/30/07	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$120.92		$82.62		$67.19		$90.65	$104.00		$87.11	$71.29		$55.88	$43.64	$57.92	$75.01	$65.35

Income (loss) from investment operations:
Net investment income (loss)	0.39	(1)	0.61	(1)	0.26	(1)	0.56 (1)	0.42		0.20	0.51	(1)	1.03 (1)	1.30 (1)	1.52 (1)	1.25	1.62
Net realized and unrealized gain (loss) (2)	(8.75)		38.10		15.35		(23.51)	(11.83)		16.88	(4.27)		15.55	11.96	(14.33)	(16.50)	9.76

Total from investment operations	(8.36)		38.71		15.61		(22.95)	(11.41)		17.08	(3.76)		16.58	13.26	(12.81)	(15.25)	11.38

Net equalization credits and charges (1)	(0.02)		(0.00	)(3)	(0.00	)(3)	0.04	(0.00	)(3)	—	(0.00	)(3)	(0.07)	0.06	(0.02)	0.01	0.02

Distributions to shareholders from:
Net investment income	(0.43)		(0.57)		(0.18)		(0.55)	(0.45)		(0.19)	(0.50)		(1.10)	(1.08)	(1.28)	(1.56)	(1.73)
Net realized gains	—		—		—		—	(1.49)		—	—		—	—	(0.17)	(0.29)	(0.01)

Total distributions	(0.43)		(0.57)		(0.18)		(0.55)	(1.94)		(0.19)	(0.50)		(1.10)	(1.08)	(1.45)	(1.85)	(1.74)

Voluntary contribution from Adviser	—		0.16		—		—	—		—	—		—	—	—	—	—

Net asset value, end of period	$112.11		$120.92		$82.62		$67.19	$90.65		$104.00	$67.03		$71.29	$55.88	$43.64	$57.92	$75.01

Total return (5)	(6.90)%		47.08	%(4)	23.22%		(25.21)%	(11.01)%		19.63%	(5.23)%		29.68%	30.49%	(22.20)%	(20.46)%	17.64%
Net assets, end of period (in 000’s)	$145,758		$187,432		$123,946		$94,077	$86,129		$88,408	$114,034		$124,849	$142,564	$69,885	$89,856	$120,090
Ratio of expenses to average net assets	0.25	%(6)	0.27%		0.25%		0.26%	0.25%		0.25%	0.25	%(6)	0.27%	0.26%	0.27%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	0.72	%(6)	0.58%		0.31%		0.88%	0.46%		0.22%	1.57	%(6)	1.56%	2.29%	3.32%	2.12%	2.27%
Portfolio turnover rate (7)	29%		102%		34%		42%	38%		25%	31%		88%	35%	38%	28%	23%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/11, the total return would have been 46.88%.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF							SPDR Dow Jones REIT ETF
	Six Months							Six Months
	Ended							Ended
	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$59.50		$48.39	$47.27	$66.79	$79.11	$66.98	$66.59		$51.05	$34.00	$65.40	$80.93	$75.98

Income (loss) from investment operations:
Net investment income (loss)	0.51	(1)	1.54 (1)	1.33 (1)	1.64 (1)	1.89	1.67	1.13	(1)	1.47 (1)	1.39 (1)	1.91 (1)	2.43	2.57
Net realized and unrealized gain (loss) (2)	(9.23)		10.91	1.21	(19.47)	(12.28)	12.11	(2.17)		15.98	17.37	(31.15)	(14.86)	6.27

Total from investment operations	(8.72)		12.45	2.54	(17.83)	(10.39)	13.78	(1.04)		17.45	18.76	(29.24)	(12.43)	8.84

Net equalization credits and charges (1)	(0.03)		0.07	0.01	(0.09)	0.03	—	(0.01)		0.02	0.01	0.11	0.16	(0.02)

Distributions to shareholders from:
Net investment income	(0.40)		(1.41)	(1.43)	(1.60)	(1.96)	(1.65)	(1.11)		(1.93)	(1.72)	(2.27)	(3.26)	(3.33)
Net realized gains	—		—	—	—	—	—	—		—	—	—	—	(0.54)

Total distributions	(0.40)		(1.41)	(1.43)	(1.60)	(1.96)	(1.65)	(1.11)		(1.93)	(1.72)	(2.27)	(3.26)	(3.87)

Net asset value, end of period	$50.35		$59.50	$48.39	$47.27	$66.79	$79.11	$64.43		$66.59	$51.05	$34.00	$65.40	$80.93

Total return	(14.68)%		25.99%	5.10%	(26.89)%	(13.28)%	20.72%	(1.47)%		34.55%	55.42%	(44.96)%	(15.41)%	11.43%
Net assets, end of period (in 000’s)	$98,216		$148,786	$79,871	$70,923	$163,654	$170,108	$1,525,853		$1,557,086	$1,137,458	$908,890	$1,289,796	$1,247,893
Ratio of expenses to average net assets	0.50	%(3)	0.52%	0.50%	0.51%	0.50%	0.51%	0.25	%(3)	0.26%	0.25%	0.25%	(0.25)%	0.25%
Ratio of net investment income (loss) to average net assets	1.92	%(3)	2.66%	2.45%	3.20%	2.55%	2.33%	3.59	%(3)	2.40%	2.94%	4.58%	2.79%	2.95%
Portfolio turnover rate (4)	9%		108%	6%	10%	15%	9%	3%		10%	10%	15%	14%	16%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Annualized.
(4)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF							SPDR S&P Capital Markets ETF
	Six Months							Six Months
	Ended							Ended
	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$24.00		$22.90	$18.08	$28.58	$55.44	$53.73	$35.45		$31.10	$33.41	$45.12	$68.80	$56.18

Income (loss) from investment operations:
Net investment income (loss)	0.20	(1)	0.23 (1)	0.18 (1)	0.94 (1)	1.60	2.54	0.27	(1)	0.73 (1)	0.22 (1)	0.52 (1)	0.53 (1)	0.41
Net realized and unrealized gain (loss) (2)	(4.12)		1.08	4.80	(10.67)	(27.35)	1.64	(7.14)		4.36	(2.26)	(11.79)	(23.68)	12.60

Total from investment operations	(3.92)		1.31	4.98	(9.73)	(25.75)	4.18	(6.87)		5.09	(2.04)	(11.27)	(23.15)	13.01

Net equalization credits and charges (1)	(0.02)		(0.01)	—	0.03	0.66	0.30	(0.05)		(0.07)	(0.01)	(0.03)	0.10	(0.04)

Distributions to shareholders from:
Net investment income	(0.24)		(0.20)	(0.16)	(0.80)	(1.77)	(2.77)	(0.58)		(0.67)	(0.24)	(0.41)	(0.63)	(0.35)
Return of capital	—		—	—	—	—	—	—		—	(0.02)	—	—	—

Total distributions	(0.24)		(0.20)	(0.16)	(0.80)	(1.77)	(2.77)	(0.58)		(0.67)	(0.26)	(0.41)	(0.63)	(0.35)

Net asset value, end of period	$19.82		$24.00	$22.90	$18.08	$28.58	$55.44	$27.95		$35.45	$31.10	$33.41	$45.12	$68.80

Total return (3)	(16.36)%		5.63%	27.55%	(34.54)%	(46.07)%	8.28%	(19.50)%		16.04%	(6.28)%	(24.98)%	(33.71)%	23.14%
Net assets, end of period (in 000’s)	$1,140,609		$1,684,658	$746,684	$821,694	$883,280	$72,068	$22,361		$69,127	$51,307	$80,188	$117,300	$86,003
Ratio of expenses to average net assets	0.35	%(4)	0.36%	0.35%	0.35%	0.35%	0.35%	0.36	%(4)	0.38%	0.35%	0.36%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	2.03	%(4)	0.92%	0.79%	4.29%	4.46%	2.93%	1.81	%(4)	2.00%	0.60%	1.65%	0.89%	0.52%
Portfolio turnover rate (5)	52%		16%	18%	51%	23%	8%	48%		14%	9%	52%	52%	96%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF							SPDR S&P Mortgage Finance ETF						SPDR S&P Regional Banking ETF
	Six Months							Six Months				For the		Six Months
	Ended							Ended				Period		Ended
	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/11		Year Ended	Year Ended	4/29/09*-		12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	(Unaudited)		6/30/11	6/30/10	6/30/09		(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$41.73		$35.26	$26.52	$40.89	$59.41	$51.22	$38.38		$39.15	$36.18	$41.19		$25.45		$23.05	$18.31	$26.56	$45.90	$48.33

Income (loss) from investment operations:
Net investment income (loss)	0.35	(1)	0.67 (1)	0.54 (1)	0.67 (1)	1.02 (1)	0.76	0.36	(1)	0.80 (1)	0.78 (1)	0.15	(1)	0.21	(1)	0.37 (1)	0.40 (1)	0.94 (1)	1.43	1.84
Net realized and unrealized gain (loss) (2)	(4.44)		6.49	8.67	(14.55)	(18.56)	8.17	(5.20)		(0.40)	3.18	(5.02)		(1.01)		2.42	4.66	(8.04)	(18.58)	(2.40)

Total from investment operations	(4.09)		7.16	9.21	(13.88)	(17.54)	8.93	(4.84)		0.40	3.96	(4.87)		(0.80)		2.79	5.06	(7.10)	(17.15)	(0.56)

Net equalization credits and charges (1)	(0.04)		0.03	(0.02)	0.14	0.12	(0.02)	—		(0.01)	(0.06)	0.04		0.02		(0.02)	0.01	0.07	(0.60)	(0.43)

Distributions to shareholders from:
Net investment income	(0.40)		(0.72)	(0.45)	(0.63)	(1.10)	(0.72)	(0.37)		(0.92)	(0.73)	(0.18)		(0.26)		(0.37)	(0.33)	(1.22)	(1.59)	(1.44)
Net realized gains	—		—	—	—	—	—	—		(0.24)	(0.20)	—		—		—	—	—	—	—

Total distributions	(0.40)		(0.72)	(0.45)	(0.63)	(1.10)	(0.72)	(0.37)		(1.16)	(0.93)	(0.18)		(0.26)		(0.37)	(0.33)	(1.22)	(1.59)	(1.44)

Net asset value, end of period	$37.20		$41.73	$35.26	$26.52	$40.89	$59.41	$33.17		$38.38	$39.15	$36.18		$24.41		$25.45	$23.05	$18.31	$26.56	$45.90

Total return (3)	(9.85)%		20.35%	34.65%	(33.69)%	(29.67)%	17.46%	(12.53)%		0.77%	10.67%	(11.73)%		(2.92)%		12.00%	27.70%	(27.94)%	(39.51)%	(2.16)%
Net assets, end of period (in 000’s)	$120,897		$214,897	$163,972	$139,205	$63,374	$59,413	$3,317		$3,838	$3,915	$5,427		$710,413		$558,689	$703,213	$434,937	$709,284	$128,523
Ratio of expenses to average net assets	0.35	%(4)	0.37%	0.35%	0.35%	0.35%	0.35%	0.35	%(4)	0.36%	0.35%	0.35	%(4)	0.35	%(4)	0.36%	0.35%	0.35%	0.35%	0.36%
Ratio of net investment income (loss) to average net assets	1.92	%(4)	1.62%	1.49%	2.56%	1.99%	1.32%	2.21	%(4)	1.95%	1.84%	2.38	%(4)	1.86	%(4)	1.50%	1.72%	3.68%	4.04%	2.16%
Portfolio turnover rate (5)	46%		9%	14%	53%	18%	6%	77%		35%	27%	5%		41%		13%	23%	51%	35%	39%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

																	SPDR S&P
																	Aerospace
																	&
	SPDR Morgan Stanley Technology ETF									SPDR S&P Dividend ETF							Defense ETF
																	For the
	Six Months									Six Months							Period
	Ended									Ended							9/28/11*-
	12/31/11		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended		12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/11
	(Unaudited)		6/30/11	6/30/10	6/30/09		6/30/08	6/30/07		(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	(Unaudited)

Net asset value, beginning of period	$65.43		$51.32	$44.96	$55.15		$61.90	$49.11		$54.06		$45.13	$37.96	$44.30	$62.57	$55.70	$60.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	(1)	0.36 (1)	0.23 (1)	0.23	(1)	0.15	0.05		0.92	(1)	1.73 (1)	1.71 (1)	1.97 (1)	2.19 (1)	1.75	0.18	(1)
Net realized and unrealized gain (loss) (2)	(6.81)		14.15	6.39	(10.18)		(6.74)	12.80		(0.21)		8.80	6.97	(6.47)	(17.49)	6.87	(4.44)

Total from investment operations	(6.64)		14.51	6.62	(9.95)		(6.59)	12.85		0.71		10.53	8.68	(4.50)	(15.30)	8.62	(4.26)

Net equalization credits and charges (1)	(0.01)		(0.01)	(0.03)	(0.00	)(3)	(0.01)	(0.00	)(3)	0.06		0.14	0.15	0.16	0.02	0.12	0.00	(3)

Distributions to shareholders from:
Net investment income	(0.17)		(0.39)	(0.23)	(0.24)		(0.15)	(0.05)		(0.94)		(1.74)	(1.57)	(2.00)	(2.19)	(1.87)	(0.15)
Net realized gains	—		—	—	—		—	—		—		—	—	—	(0.80)	—	—
Return of capital	—		—	—	—		—	(0.01)		—		—	(0.09)	—	—	—	—

Total distributions	(0.17)		(0.39)	(0.23)	(0.24)		(0.15)	(0.06)		(0.94)		(1.74)	(1.66)	(2.00)	(2.99)	(1.87)	(0.15)

Net asset value, end of period	$58.61		$65.43	$51.32	$44.96		$55.15	$61.90		$53.89		$54.06	$45.13	$37.96	$44.30	$62.57	$55.59

Total return	(10.17)%		28.27%	14.62%	(17.97)%		(10.67)%	26.19%		1.50%		23.82%	23.25%	(10.06)%	(25.05)%	15.78%	11.49%
Net assets, end of period (in 000’s)	$155,310		$206,119	$182,188	$197,818		$228,870	$188,811		$8,260,993		$5,982,242	$1,949,711	$658,655	$230,378	$275,319	$8,339
Ratio of expenses to average net assets	0.50	%(4)	0.53%	0.50%	0.50%		0.50%	0.50%		0.35	%(4)	0.36%	0.35%	0.35%	0.35%	0.34%	0.35	%(4)
Ratio of expenses to average net assets before waivers	N/A		N/A	N/A	N/A		N/A	N/A		N/A		N/A	N/A	N/A	N/A	0.35%	N/A
Ratio of net investment income (loss) to average net assets	0.56	%(4)	0.57%	0.42%	0.56%		0.26%	0.09%		3.52	%(4)	3.31%	3.70%	5.10%	3.92%	3.11%	1.27	%(4)
Portfolio turnover rate (5)	21%		10%	17%	19%		24%	22%		37%		52%	44%	105%	48%	41%	11%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

															SPDR S&P
															Health
															Care
	SPDR S&P Biotech ETF										SPDR S&P Health Care Equipment ETF				Services ETF		SPDR S&P Homebuilders ETF
															For the
	Six Months										Six Months		For the		Period		Six Months
	Ended										Ended		Period		9/28/11*-		Ended
	12/31/11		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	12/31/11		1/26/11*-		12/31/11		12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/11		6/30/10		6/30/09		6/30/08	6/30/07	(Unaudited)		6/30/11		(Unaudited)		(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$73.03		$51.82		$50.71		$57.47		$50.93	$45.90	$55.10		$50.37		$60.00		$18.05		$14.32	$11.77	$16.53	$30.37	$33.86

Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(1)	(0.20	)(1)	(0.12	)(1)	0.44	(1)	0.66	0.18	0.04	(1)	0.03	(1)	0.01	(1)	0.08	(1)	0.13 (1)	0.13 (1)	0.24 (1)	0.36	0.28
Net realized and unrealized gain (loss) (2)	(6.65)		21.42		1.23		(7.23)		6.59	5.04	(5.81)		4.72		(3.67)		(0.97)		3.93	2.55	(4.72)	(13.82)	(3.49)

Total from investment operations	(6.72)		21.22		1.11		(6.79)		7.25	5.22	(5.77)		4.75		(3.66)		(0.89)		4.06	2.68	(4.48)	(13.46)	(3.21)

Net equalization credits and charges (1)	0.08		(0.01)		0.00	(3)	0.00	(3)	(0.02)	(0.05)	(0.00	)(3)	0.00	(3)	—		0.00	(3)	0.01	(0.01)	0.01	(0.06)	0.01

Distributions to shareholders from:
Net investment income	—		—		—		(0.16)		(0.69)	(0.14)	(0.04)		(0.02)		(0.01)		(0.08)		(0.34)	(0.12)	(0.29)	(0.32)	(0.29)
Net realized gains	—		—		—		—		—	—	(0.16)		—		—		—		—	—	—	—	—

Total distributions	—		—		—		(0.16)		(0.69)	(0.14)	(0.20)		(0.02)		(0.01)		(0.08)		(0.34)	(0.12)	(0.29)	(0.32)	(0.29)

Voluntary contribution from Adviser	—		—		—		0.19		—	—	—		—		—		—		—	—	—	—	—

Net asset value, end of period	$66.39		$73.03		$51.82		$50.71		$57.47	$50.93	$49.13		$55.10		$56.33		$17.08		$18.05	$14.32	$11.77	$16.53	$30.37

Total return (6) (7)	(9.10)%		40.92%		2.20%		(11.46	)%(5)	14.15%	11.26%	(10.46)%		9.43%		12.67%		(4.88)%		28.59%	22.61%	(27.30)%	(44.63)%	(9.51)%
Net assets, end of period (in 000’s)	$428,186		$642,639		$450,860		$428,508		$264,342	$106,957	$22,110		$19,284		$5,633		$885,451		$774,381	$700,790	$556,111	$535,553	$331,067
Ratio of expenses to average net assets	0.35	%(4)	0.37%		0.35%		0.35%		0.35%	0.35%	0.35	%(4)	0.35	%(4)	0.35	%(4)	0.35	%(4)	0.37%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	(0.22	)%(4)	(0.31)%		(0.23)%		0.83%		1.48%	0.51%	0.17	%(4)	0.12	%(4)	0.07	%(4)	1.03	%(4)	0.78%	0.84%	1.84%	1.80%	0.64%
Portfolio turnover rate (8)	24%		74%		80%		78%		79%	74%	24%		21%		9%		23%		38%	48%	82%	76%	16%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Annualized.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (11.79)%.
(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(7)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(8)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF							SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months							Six Months
	Ended							Ended
	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/11		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	(Unaudited)		6/30/11	6/30/10		6/30/09		6/30/08		6/30/07

Net asset value, beginning of period	$69.40		$45.67	$37.07	$94.16	$62.63	$50.08	$41.48		$25.04	$21.76		$50.90		$36.90		$31.07

Income (loss) from investment operations:
Net investment income (loss)	0.24	(1)	0.40 (1)	0.38 (1)	0.55 (1)	0.39	0.39	0.05	(1)	0.28 (1)	0.16	(1)	0.18	(1)	0.11		0.08
Net realized and unrealized gain (loss) (2)	(20.34)		23.76	8.59	(57.11)	31.54	12.55	(6.81)		16.44	3.27		(29.14)		14.11		5.83

Total from investment operations	(20.10)		24.16	8.97	(56.56)	31.93	12.94	(6.76)		16.72	3.43		(28.96)		14.22		5.91

Net equalization credits and charges (1)	(0.03)		(0.01)	(0.02)	0.04	—	(0.03)	(0.00	)(3)	0.02	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.31)		(0.42)	(0.35)	(0.57)	(0.40)	(0.36)	(0.05)		(0.30)	(0.15)		(0.18)		(0.12)		(0.08)
Net realized gains	—		—	—	—	—	—	—		—	—		—		(0.10)		—

Total distributions	(0.31)		(0.42)	(0.35)	(0.57)	(0.40)	(0.36)	(0.05)		(0.30)	(0.15)		(0.18)		(0.22)		(0.08)

Net asset value, end of period	$48.96		$69.40	$45.67	$37.07	$94.16	$62.63	$34.67		$41.48	$25.04		$21.76		$50.90		$36.90

Total return	(28.99)%		52.93%	24.08%	(59.95)%	51.22%	25.93%	(16.28)%		67.00%	15.71%		(56.87)%		38.61%		19.08%
Net assets, end of period (in 000’s)	$707,502		$1,131,189	$698,812	$602,423	$819,193	$203,540	$341,519		$489,450	$249,145		$199,101		$279,948		$143,927
Ratio of expenses to average net assets	0.35	%(4)	0.36%	0.35%	0.35%	0.35%	0.35%	0.35	%(4)	0.37%	0.35%		0.35%		0.36%		0.35%
Ratio of net investment income (loss) to average net assets	0.85	%(4)	0.63%	0.78%	1.43%	0.59%	0.70%	0.28	%(4)	0.77%	0.56%		0.75%		0.28%		0.36%
Portfolio turnover rate (5)	18%		68%	43%	68%	59%	31%	14%		96%	39%		42%		51%		43%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF								SPDR S&P Pharmaceuticals ETF
	Six Months								Six Months
	Ended								Ended
	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07		(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$58.77		$39.02	$31.67	$70.10	$45.93	$39.12		$50.89		$38.66	$30.00	$31.08	$35.57	$31.88

Income (loss) from investment operations:
Net investment income (loss)	0.22	(1)	0.48 (1)	0.24 (1)	0.29 (1)	0.13	0.10		0.24	(1)	0.44 (1)	0.38 (1)	0.45 (1)	0.32 (1)	0.38
Net realized and unrealized gain (loss) (2)	(6.09)		19.76	7.38	(38.46)	24.16	6.81		0.51		12.40	8.56	(1.07)	(4.51)	3.80

Total from investment operations	(5.87)		20.24	7.62	(38.17)	24.29	6.91		0.75		12.84	8.94	(0.62)	(4.19)	4.18

Net equalization credits and charges (1)	(0.02)		(0.01)	(0.04)	0.02	0.02	(0.00	)(3)	0.01		0.00 (3)	0.04	0.03	0.03	—

Distributions to shareholders from:
Net investment income	(0.23)		(0.48)	(0.23)	(0.28)	(0.14)	(0.10)		(0.27)		(0.41)	(0.32)	(0.44)	(0.33)	(0.38)
Net realized gains	—		—	—	—	—	—		(0.08)		(0.20)	—	(0.05)	—	(0.11)

Total distributions	(0.23)		(0.48)	(0.23)	(0.28)	(0.14)	(0.10)		(0.35)		(0.61)	(0.32)	(0.49)	(0.33)	(0.49)

Net asset value, end of period	$52.65		$58.77	$39.02	$31.67	$70.10	$45.93		$51.30		$50.89	$38.66	$30.00	$31.08	$35.57

Total return (4)	(10.01)%		51.84%	23.92%	(54.44)%	52.99%	17.68%		1.51%		33.35%	30.00%	(1.89)%	(11.73)%	13.17%
Net assets, end of period (in 000’s)	$737,072		$593,571	$536,504	$280,282	$311,952	$39,041		$289,854		$244,298	$143,064	$40,499	$9,328	$8,897
Ratio of expenses to average net assets	0.35	%(5)	0.36%	0.35%	0.35%	0.35%	0.35%		0.35	%(5)	0.36%	0.36%	0.36%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	0.81	%(5)	0.92%	0.60%	0.82%	0.28%	0.23%		0.97	%(5)	0.96%	1.00%	1.59%	0.97%	0.95%
Portfolio turnover rate (6)	21%		87%	33%	45%	44%	48%		20%		50%	47%	80%	50%	23%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF										SPDR S&P Semiconductor ETF
	Six Months										Six Months
	Ended										Ended
	12/31/11		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/11	6/30/10		6/30/09		6/30/08		6/30/07	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$53.48		$35.65	$27.70		$29.26		$43.54		$37.61	$56.02		$41.86	$33.86	$41.62	$53.22	$47.29

Income (loss) from investment operations:
Net investment income (loss)	0.31	(1)	0.46 (1)	0.36	(1)	0.40	(1)	0.37		0.11	0.30	(1)	0.21 (1)	0.38 (1)	0.35 (1)	0.24	0.16
Net realized and unrealized gain (loss) (2)	(0.91)		17.69	8.30		(1.70)		(14.39)		5.93	(11.76)		14.30	8.01	(7.84)	(11.58)	5.93

Total from investment operations	(0.60)		18.15	8.66		(1.30)		(14.02)		6.04	(11.46)		14.51	8.39	(7.49)	(11.34)	6.09

Net equalization credits and charges (1)	(0.03)		0.14	(0.16)		(0.01)		(0.09)		0.02	(0.01)		(0.02)	(0.02)	0.02	0.01	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.33)		(0.46)	(0.55)		(0.43)		(0.31)		(0.13)	(0.27)		(0.33)	(0.37)	(0.29)	(0.27)	(0.16)

Voluntary contribution from Adviser	—		—	0.00	(3)	0.18		0.14		—	—		—	—	—	—	—

Net asset value, end of period	$52.52		$53.48	$35.65		$27.70		$29.26		$43.54	$44.28		$56.02	$41.86	$33.86	$41.62	$53.22

Total return	(1.16)%		51.46%	30.67	%(4)	(3.61	)%(4)	(32.11	)%(4)	16.12%	(20.48)%		34.66%	24.66%	(17.88)%	(21.30)%	12.89%
Net assets, end of period (in 000’s)	$583,017		$548,165	$689,757		$1,018,007		$263,380		$134,978	$35,425		$114,841	$104,662	$103,282	$39,538	$106,439
Ratio of expenses to average net assets	0.35	%(5)	0.36%	0.35%		0.35%		0.35%		0.35%	0.35	%(5)	0.37%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	1.22	%(5)	1.01%	0.99%		1.61%		1.40%		0.35%	1.24	%(5)	0.40%	0.87%	1.12%	0.52%	0.35%
Portfolio turnover rate (6)	14%		69%	26%		69%		50%		71%	21%		88%	19%	41%	65%	52%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/10, the total return would have decreased by less than 0.005%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (3.62)%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/08, the total return would have been (32.44)%.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P
	Software
	&
	Services ETF		SPDR S&P Telecom ETF				SPDR S&P Transportation ETF				SPDR Wells Fargo Preferred Stock ETF
	For the
	Period		Six Months		For the		Six Months		For the		Six Months			For the
	9/28/11*-		Ended		Period		Ended		Period		Ended			Period
	12/31/11		12/31/11		1/26/11*-		12/31/11		1/26/11*-		12/31/11		Year Ended	9/16/09*-
	(Unaudited)		(Unaudited)		6/30/11		(Unaudited)		6/30/11		(Unaudited)		6/30/11	6/30/10

Net asset value, beginning of period	$60.00		$51.59		$51.00		$53.08		$50.88		$45.62		$42.15	$40.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	(1)	0.19	(1)	0.15	(1)	0.12	(1)	0.09	(1)	1.50	(1)	2.98 (1)	2.41	(1)
Net realized and unrealized gain (loss) (2)	(3.93)		(9.69)		0.45		(8.00)		2.18		(3.36)		3.32	0.95

Total from investment operations	(3.89)		(9.50)		0.60		(7.88)		2.27		(1.86)		6.30	3.36

Net equalization credits and charges (1)	0.00	(3)	(0.03)		0.13		(0.01)		0.03		0.02		0.22	0.63

Distributions to shareholders from:
Net investment income	(0.03)		(0.20)		(0.14)		(0.13)		(0.08)		(1.64)		(3.05)	(1.84)
Return of capital	—		—		—		—		(0.02)		—		—	—

Total distributions	(0.03)		(0.20)		(0.14)		(0.13)		(0.10)		(1.64)		(3.05)	(1.84)

Net asset value, end of period	$56.08		$41.86		$51.59		$45.06		$53.08		$42.14		$45.62	$42.15

Total return (4)	12.22%		(18.46)%		(2.54)%		(14.83)%		4.52%		(3.97)%		15.64%	10.04%
Net assets, end of period (in 000’s)	$8,411		$6,279		$10,318		$11,266		$15,923		$126,423		$118,609	$65,340
Ratio of expenses to average net assets	0.35	%(5)	0.35	%(5)	0.35	%(5)	0.35	%(5)	0.35	%(5)	0.45	%(5)	0.46%	0.45	%(5)
Ratio of net investment income (loss) to average net assets	0.26	%(5)	0.86	%(5)	0.67	%(5)	0.54	%(5)	0.41	%(5)	6.83	%(5)	6.57%	7.25	%(5)
Portfolio turnover rate (6)	11%		25%		64%		11%		19%		21%		26%	22%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2011 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2011, the Trust offered sixty (60) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund”, collectively as the “Funds”). The financial statements herein relate to the following thirty-four (34) Funds: SPDR Dow Jones Total Market ETF, SPDR Dow Jones Large Cap ETF, SPDR S&P 500 Growth ETF, SPDR S&P 500 Value ETF, SPDR Dow Jones Mid Cap ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR Global Dow ETF, SPDR Dow Jones REIT ETF, SPDR S&P Bank ETF, SPDR S&P Capital Markets ETF, SPDR S&P Insurance ETF, SPDR S&P Mortgage Finance ETF, SPDR S&P Regional Banking ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Biotech ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR Transportation ETF and SPDR Wells Fargo Preferred Stock ETF. Each Fund operates as a non-diversified investment company. The other twenty-six (26) Funds are included in a separate Semi-Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss in connection with these arrangements to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s respective benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgements and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry.

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2011:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR Dow Jones Total Market ETF	$170,925,332	$384	$—	$170,925,716
SPDR Dow Jones Large Cap ETF	38,272,985	38	—	38,273,023
SPDR S&P 500 Growth ETF	209,462,760	—	—	209,462,760

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR S&P 500 Value ETF	$162,740,216	$429	$—	$162,740,645
SPDR Dow Jones Mid Cap ETF	73,435,439	—	—	73,435,439
SPDR S&P 400 Mid Cap Growth ETF	65,472,119	—	—	65,472,119
SPDR S&P 400 Mid Cap Value ETF	32,936,347	—	—	32,936,347
SPDR S&P 600 Small Cap ETF	93,306,435	—	—	93,306,435
SPDR S&P 600 Small Cap Growth ETF	167,149,637	—	—	167,149,637
SPDR S&P 600 Small Cap Value ETF	134,382,392	—	—	134,382,392
SPDR Global Dow ETF	100,202,312	—	—	100,202,312
SPDR Dow Jones REIT ETF	1,585,938,215	—	—	1,585,938,215
SPDR S&P Bank ETF	1,219,482,583	—	—	1,219,482,583
SPDR S&P Capital Markets ETF	27,724,794	—	—	27,724,794
SPDR S&P Insurance ETF	123,933,927	—	—	123,933,927
SPDR S&P Mortgage Finance ETF	4,199,523	—	—	4,199,523
SPDR S&P Regional Banking ETF	779,192,611	—	—	779,192,611
SPDR Morgan Stanley Technology ETF	164,652,887	—	—	164,652,887
SPDR S&P Dividend ETF	8,792,723,720	—	—	8,792,723,720
SPDR S&P Aerospace & Defense ETF	8,335,331	—	—	8,335,331
SPDR S&P Biotech ETF	504,334,964	—	—	504,334,964
SPDR S&P Health Care Equipment ETF	22,106,880	—	—	22,106,880
SPDR S&P Health Care Services ETF	5,632,786	—	—	5,632,786
SPDR S&P Homebuilders ETF	958,481,434	—	—	958,481,434
SPDR S&P Metals & Mining ETF	805,844,060	—	—	805,844,060
SPDR S&P Oil & Gas Equipment & Services ETF	371,226,741	—	—	371,226,741
SPDR S&P Oil & Gas Exploration & Production ETF	837,167,186	—	—	837,167,186
SPDR S&P Pharmaceuticals ETF	324,538,719	—	—	324,538,719
SPDR S&P Retail ETF	648,844,850	44,261	—	648,889,111
SPDR S&P Semiconductor ETF	37,658,247	—	—	37,658,247
SPDR S&P Software & Services ETF	8,410,769	—	—	8,410,769
SPDR S&P Telecom ETF	6,276,471	—	—	6,276,471
SPDR S&P Transportation ETF	11,264,098	—	—	11,264,098
SPDR Wells Fargo Preferred Stock ETF	147,090,702	—	—	147,090,702

There were no material transfers between levels for the period ended December 31, 2011. The transfers that did occur were the result of fair value pricing using significant observable market inputs.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Certain Funds, based on their investments, may incur a tax liability in the states where the investments have business operations. The taxes incurred will increase the total expenses of the Funds and are included in miscellaneous expenses on the Statements of Operations. Trustees’ fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

tax equalization, in-kind transactions, foreign currencies, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2011 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

For the six months ended December 31, 2011, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Dow Jones Total Market ETF	$6,366,016
SPDR Dow Jones Large Cap ETF	675,190
SPDR S&P 500 Growth ETF	—
SPDR S&P 500 Value ETF	—
SPDR Dow Jones Mid Cap ETF	2,317,426
SPDR S&P 400 Mid Cap Growth ETF	540,346
SPDR S&P 400 Mid Cap Value ETF	—
SPDR S&P 600 Small Cap ETF	(123,676)
SPDR S&P 600 Small Cap Growth ETF	(581,606)
SPDR S&P 600 Small Cap Value ETF	(668,701)
SPDR Global Dow ETF	(2,208,880)
SPDR Dow Jones REIT ETF	25,099,393
SPDR S&P Bank ETF	(105,850,522)
SPDR S&P Capital Markets ETF	(8,500,834)
SPDR S&P Insurance ETF	(12,923,107)
SPDR S&P Mortgage Finance ETF	—
SPDR S&P Regional Banking ETF	(606,064)
SPDR Morgan Stanley Technology ETF	2,845,008
SPDR S&P Dividend ETF	31,666,385
SPDR S&P Aerospace & Defense ETF	114,368
SPDR S&P Biotech ETF	30,097,587

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR S&P Health Care Equipment ETF	$151,155
SPDR S&P Health Care Services ETF	—
SPDR S&P Homebuilders ETF	27,245,752
SPDR S&P Metals & Mining ETF	(51,097,688)
SPDR S&P Oil & Gas Equipment & Services ETF	4,252,794
SPDR S&P Oil & Gas Exploration & Production ETF	(1,736,102)
SPDR S&P Pharmaceuticals ETF	4,000,551
SPDR S&P Retail ETF	(20,746,149)
SPDR S&P Semiconductor ETF	(13,456,607)
SPDR S&P Software & Services ETF	—
SPDR S&P Telecom ETF	(306,716)
SPDR S&P Transportation ETF	(225,516)
SPDR Wells Fargo Preferred Stock ETF	47,487

At December 31, 2011, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

	2012	2013	2014	2015	2016	2017	2018	2019

SPDR Dow Jones Total Market ETF	$(1,348,494)	$(153,659)	$(4,842,998)	$—	$—	$(1,378,715)	$(4,870,723)	$(1,146,926)
SPDR Dow Jones Large Cap ETF	—	—	—	—	—	(131,432)	(526,163)	(227,965)
SPDR S&P 500 Growth ETF	(2,821,107)	(309,686)	(3,652,975)	—	—	(6,452,641)	(26,035,843)	(4,526,393)
SPDR S&P 500 Value ETF	—	—	—	—	—	(1,227,992)	(16,424,729)	—
SPDR Dow Jones Mid Cap ETF	—	—	—	—	—	—	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—	—	—	—	(1,189,230)	(3,258,647)	—
SPDR S&P 400 Mid Cap Value ETF	—	—	—	—	—	(278,481)	(1,312,574)	—
SPDR S&P 600 Small Cap ETF	—	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—	—	—	—	(2,152,440)	(4,620,622)	(597,565)
SPDR S&P 600 Small Cap Value ETF	—	—	—	—	—	—	(4,541,473)	—
SPDR Global Dow ETF	(984,760)	—	—	(282,717)	—	(12,535,918)	(9,895,403)	(1,919,341)
SPDR Dow Jones REIT ETF	—	—	—	—	—	(1,122,565)	(192,486,170)	(41,263,965)
SPDR S&P Bank ETF	—	—	—	—	(435,385)	(118,852,502)	(300,189,040)	(58,102,723)
SPDR S&P Capital Markets ETF	—	—	—	—	(9,042,847)	(23,772,407)	(28,551,883)	(3,599,019)
SPDR S&P Insurance ETF	—	—	—	—	(514,950)	(1,401,569)	(15,750,318)	(2,228,942)
SPDR S&P Mortgage Finance ETF	—	—	—	—	—	—	—	(4,121)
SPDR S&P Regional Banking ETF	—	—	—	—	—	(24,075,194)	(150,464,974)	(69,415,296)
SPDR Morgan Stanley Technology ETF	(19,143,628)	(8,746,932)	(3,784,746)	(2,360,832)	(745,443)	(2,659,957)	(20,984,667)	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

	2012	2013	2014	2015	2016	2017	2018	2019

SPDR S&P Dividend ETF	$—	$—	$—	$—	$—	$(15,532,281)	$(76,092,855)	$(11,266,407)
SPDR S&P Aerospace & Defense ETF	—	—	—	—	—	—	—	—
SPDR S&P Biotech ETF	—	—	—	(2,145,212)	(733,614)	(24,363,945)	(73,086,286)	(31,726,818)
SPDR S&P Health Care Equipment ETF	—	—	—	—	—	—	—	—
SPDR S&P Health Care Services ETF	—	—	—	—	—	—	—	—
SPDR S&P Homebuilders ETF	—	—	—	(4,745,039)	(8,203,751)	(24,813,335)	(116,404,014)	(6,579,404)
SPDR S&P Metals & Mining ETF	—	—	—	(104,652)	—	(49,841,508)	(215,129,022)	(37,272,818)
SPDR S&P Oil & Gas Equipment & Services ETF	—	—	—	—	—	(1,830,538)	(54,465,863)	(10,490,714)
SPDR S&P Oil & Gas Exploration & Production ETF	—	—	—	—	—	(11,779,459)	(112,377,725)	(24,606,261)
SPDR S&P Pharmaceuticals ETF	—	—	—	—	—	—	—	—
SPDR S&P Retail ETF	—	—	—	—	(1,022,978)	(250,690)	(32,271,270)	(5,453,137)
SPDR S&P Semiconductor ETF	—	—	—	(1,832,423)	—	(12,113,199)	(5,691,659)	(1,965,596)
SPDR S&P Software & Services ETF	—	—	—	—	—	—	—	—
SPDR S&P Telecom ETF	—	—	—	—	—	—	—	—
SPDR S&P Transportation ETF	—	—	—	—	—	—	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—	—	—	—	—	(18,976)	(173,528)

At June 30, 2011, SPDR S&P Health Care Equipment ETF, SPDR S&P Telecom ETF and SPDR S&P Transportation ETF had capital loss carryforwards that are short term and will not expire of $0, ($216,067) and ($45,501), respectively.

During the tax period ended June 30, 2011, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Dow Jones Total Market ETF	$—	$2,005,163
SPDR S&P 500 Growth ETF	—	4,738,409
SPDR S&P 500 Value ETF	5,119,295	—
SPDR Dow Jones Mid Cap ETF	1,941,032	—
SPDR S&P 400 Mid Cap Growth ETF	1,771,634	—
SPDR S&P 400 Mid Cap Value ETF	1,415,892	—
SPDR S&P 600 Small Cap Value ETF	2,815,595	—
SPDR Global Dow ETF	—	1,493,437
SPDR Morgan Stanley Technology ETF	2,278,714	7,959,316
SPDR S&P Pharmaceuticals ETF	687,927	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

Under current tax laws, capital and foreign currency losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2010 through June 30, 2011 that are deferred for tax purposes until fiscal 2012:

Deferred Losses

SPDR Dow Jones Total Market ETF	$—
SPDR Dow Jones Large Cap ETF	(24,177)
SPDR S&P 500 Growth ETF	(3,252,694)
SPDR S&P 500 Value ETF	—
SPDR Dow Jones Mid Cap ETF	—
SPDR S&P 400 Mid Cap Growth ETF	(823,407)
SPDR S&P 400 Mid Cap Value ETF	(193,478)
SPDR S&P 600 Small Cap ETF	(1,756,119)
SPDR S&P 600 Small Cap Growth ETF	(10,505,219)
SPDR S&P 600 Small Cap Value ETF	(3,206,738)
SPDR Global Dow ETF	(5,018,872)
SPDR Dow Jones REIT ETF	(37,042,232)
SPDR S&P Bank ETF	(30,316,393)
SPDR S&P Capital Markets ETF	(4,228,785)
SPDR S&P Insurance ETF	(1,760,988)
SPDR S&P Mortgage Finance ETF	(76,835)
SPDR S&P Regional Banking ETF	(32,675,481)
SPDR Morgan Stanley Technology ETF	(395,290)
SPDR S&P Dividend ETF	(22,825,625)
SPDR S&P Aerospace & Defense ETF	—
SPDR S&P Biotech ETF	(9,440,986)
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	—
SPDR S&P Homebuilders ETF	(22,653,827)
SPDR S&P Metals & Mining ETF	(48,455,225)
SPDR S&P Oil & Gas Equipment & Services ETF	(708,998)
SPDR S&P Oil & Gas Exploration & Production ETF	(29,241,814)
SPDR S&P Pharmaceuticals ETF	(410,471)
SPDR S&P Retail ETF	(20,862,034)
SPDR S&P Semiconductor ETF	(9,993,073)
SPDR S&P Software & Services ETF	—
SPDR S&P Telecom ETF	—
SPDR S&P Transportation ETF	—
SPDR Wells Fargo Preferred Stock ETF	(328,971)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

Subsequent Events

Events or transactions occuring after year end through the date the financial statements were issued have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure or adjustment.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR Dow Jones Total Market ETF	0.20%
SPDR Dow Jones Large Cap ETF	0.20
SPDR S&P 500 Growth ETF	0.20
SPDR S&P 500 Value ETF	0.20
SPDR Dow Jones Mid Cap ETF	0.25
SPDR S&P 400 Mid Cap Growth ETF	0.25
SPDR S&P 400 Mid Cap Value ETF	0.25
SPDR S&P 600 Small Cap ETF	0.20
SPDR S&P 600 Small Cap Growth ETF	0.25
SPDR S&P 600 Small Cap Value ETF	0.25
SPDR Global Dow ETF	0.50
SPDR Dow Jones REIT ETF	0.25
SPDR S&P Bank ETF	0.35
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Mortgage Finance ETF	0.35
SPDR S&P Regional Banking ETF	0.35
SPDR Morgan Stanley Technology ETF	0.50
SPDR S&P Dividend ETF	0.35
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

Annual Rate

SPDR S&P Telecom ETF	0.35%
SPDR S&P Transportation ETF	0.35
SPDR Wells Fargo Preferred Stock ETF	0.45

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser. See also Note 4.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the period ended December 31, 2011, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Dow Jones Total Market ETF	$5,109
SPDR Dow Jones Large Cap ETF	871
SPDR S&P 500 Growth ETF	1,873
SPDR S&P 500 Value ETF	2,406
SPDR Dow Jones Mid Cap ETF	3,694
SPDR S&P 400 Mid Cap Growth ETF	2,624
SPDR S&P 400 Mid Cap Value ETF	1,214
SPDR S&P 600 Small Cap ETF	4,863
SPDR S&P 600 Small Cap Growth ETF	10,031
SPDR S&P 600 Small Cap Value ETF	6,493
SPDR Global Dow ETF	2,143
SPDR Dow Jones REIT ETF	28,112
SPDR S&P Bank ETF	13,393
SPDR S&P Capital Markets ETF	2,206
SPDR S&P Insurance ETF	3,965
SPDR S&P Mortgage Finance ETF	214
SPDR S&P Regional Banking ETF	28,886
SPDR Morgan Stanley Technology ETF	3,127
SPDR S&P Dividend ETF	97,695
SPDR S&P Aerospace & Defense ETF	—
SPDR S&P Biotech ETF	27,650
SPDR S&P Health Care Equipment ETF	31
SPDR S&P Health Care Services ETF	—
SPDR S&P Homebuilders ETF	35,404

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

Securities Lending
Agent Fees

SPDR S&P Metals & Mining ETF	$50,814
SPDR S&P Oil & Gas Equipment & Services ETF	8,928
SPDR S&P Oil & Gas Exploration & Production ETF	372,303
SPDR S&P Pharmaceuticals ETF	67,735
SPDR S&P Retail ETF	113,577
SPDR S&P Semiconductor ETF	18,592
SPDR S&P Software & Services ETF	—
SPDR S&P Telecom ETF	2
SPDR S&P Transportation ETF	—
SPDR Wells Fargo Preferred Stock ETF	12,401

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund, with the exception of SPDR Dow Jones Total Market ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2011 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust and SPDR Index Shares Funds (“SIS Trust”) pay, in the aggregate, each Independent Trustee an annual fee of $132,500 plus $7,500 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $37,500 and the Chairman of the Audit Committee receives an additional annual fee of $15,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SST Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at December 31, 2011 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/11	6/30/11	Cost	Shares	Proceeds	Shares	at 12/31/11	12/31/11	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	6,713	$302,689	$—	—	$28,332	688	6,025	$242,868	$2,293	$1,778
SPDR Dow Jones Large Cap ETF	1,453	65,516	4,034	119	3,882	119	1,453	58,570	523	(688)
SPDR S&P 500 Value ETF	14,810	667,783	12,011	300	—	—	15,110	609,084	5,386	—
SPDR S&P Bank ETF	1,000,018	45,090,812	33,697,114	967,441	72,030,069	1,967,459	—	—	145,222	(12,421,425)
SPDR S&P Capital Markets ETF	120,246	5,421,892	2,162,672	58,494	6,237,354	163,006	15,734	634,237	19,061	(2,343,841)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

The Funds listed below had affiliated investments as a result of their owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at December 31, 2011 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/11	6/30/11	Cost	Shares	Proceeds	Shares	at 12/31/11	12/31/11	Income	Gain/(Loss)

Black Hills Corp.	1,644,026	$49,468,742	$37,679,451	1,200,317	$12,400,295	382,190	2,462,153	$82,679,098	$1,580,268	$470,438
Cincinnati Financial Corp.	6,354,160	185,414,389	90,275,761	3,232,234	36,553,918	1,255,695	8,330,699	253,753,092	6,258,454	(1,173,657)
Diebold, Inc.	2,693,163	83,514,985	34,082,022	1,141,144	17,937,590	601,700	3,232,607	97,204,492	1,763,144	(2,469,016)
Eaton Vance Corp.	2,824,256	85,377,259	80,367,935	3,372,994	4,795,361	210,205	5,987,045	141,533,744	1,417,128	(620,400)
Leggett & Platt, Inc.	6,320,500	154,093,790	92,932,323	4,270,991	8,776,608	419,555	10,171,936	234,361,405	5,046,378	802,534
National Retail Properties, Inc.	4,183,440	102,536,114	105,791,506	3,993,902	211,108,627	8,177,342	—	—	4,392,029	(4,254,668)
Old Republic International Corp.	—	—	194,328,358	21,294,297	1,788,000	192,400	21,101,897	195,614,585	—	(10,276)
Pitney Bowes, Inc.	10,125,240	232,779,268	152,296,305	7,844,735	12,008,420	646,400	17,323,575	321,179,081	9,299,965	(1,461,468)
RPM International, Inc.	4,339,695	99,899,779	66,432,248	2,961,701	5,703,986	277,440	7,023,956	172,438,120	1,978,814	945,052
Universal Corp.	1,242,266	46,796,160	32,804,178	809,184	89,573,583	2,051,450	—	—	1,391,022	7,699,748
WGL Holdings, Inc.	1,281,754	49,334,712	74,548,551	1,799,709	4,412,310	109,375	2,972,088	131,425,731	1,329,690	558,197

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR Metals & Mining ETF	at 6/30/11	6/30/11	Cost	Shares	Proceeds	Shares	at 12/31/11	12/31/11	Income	Gain/(Loss)

James River Coal Co.	1,435,774	$29,892,815	$52,726,572	5,133,513	$59,114,626	6,569,287	—	$—	$—	$(26,960,068)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”) The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at December 31, 2011 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$245,149	$2,975,600	2,975,600	$2,978,481	2,978,481	$242,268	$401	$—
SPDR Dow Jones Large Cap ETF	38,518	739,271	739,271	737,870	737,870	39,919	69	—
SPDR S&P 500 Growth ETF	373,817	3,341,824	3,341,824	3,324,309	3,324,309	391,332	261	—
SPDR S&P 500 Value ETF	266,800	3,303,901	3,303,901	3,245,551	3,245,551	325,150	272	—
SPDR Dow Jones Mid Cap ETF	125,811	2,120,247	2,120,247	2,223,796	2,223,796	22,262	138	—
SPDR S&P 400 Mid Cap Growth ETF	69,605	3,872,462	3,872,462	3,913,003	3,913,003	29,064	135	—
SPDR S&P 400 Mid Cap Value ETF	34,030	1,110,931	1,110,931	1,089,768	1,089,768	55,193	54	—
SPDR S&P 600 Small Cap ETF	171,881	1,655,077	1,655,077	1,761,284	1,761,284	65,674	92	—
SPDR S&P 600 Small Cap Growth ETF	699,650	2,879,934	2,879,934	3,163,948	3,163,948	415,636	143	—
SPDR S&P 600 Small Cap Value ETF	225,206	2,912,658	2,912,658	2,973,797	2,973,797	164,067	121	—
SPDR Global Dow ETF	5,427	1,378,295	1,378,295	1,383,622	1,383,622	100	45	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income	Gain/(Loss)

SPDR Dow Jones REIT ETF	$2,477,912	$48,675,229	48,675,229	$47,943,919	47,943,919	$3,209,222	$1,335	$—
SPDR S&P Bank ETF	1,109,909	23,524,844	23,524,844	22,849,473	22,849,473	1,785,280	1,243	—
SPDR S&P Capital Markets ETF	77,276	909,063	909,063	953,929	953,929	32,410	67	—
SPDR S&P Insurance ETF	168,814	3,155,209	3,155,209	3,181,573	3,181,573	142,450	117	—
SPDR S&P Mortgage Finance ETF	12,930	83,672	83,672	83,139	83,139	13,463	6	—
SPDR S&P Regional Banking ETF	390,216	15,324,832	15,324,832	14,513,284	14,513,284	1,201,764	591	—
SPDR Morgan Stanley Technology ETF	254,424	1,883,138	1,883,138	1,696,238	1,696,238	441,324	214	—
SPDR S&P Dividend ETF	6,949,460	217,471,185	217,471,185	213,477,734	213,477,734	10,942,911	10,449	—
SPDR S&P Aerospace & Defense ETF	—	32,481	32,481	27,169	27,169	5,312	5	—
SPDR S&P Biotech ETF	440,877	4,047,240	4,047,240	3,928,915	3,928,915	559,202	226	—
SPDR S&P Health Care Equipment ETF	28,004	342,271	342,271	363,587	363,587	6,688	24	—
SPDR S&P Health Care Services ETF	—	18,764	18,764	7,500	7,500	11,264	3	—
SPDR S&P Homebuilders ETF	574,922	7,382,588	7,382,588	7,719,634	7,719,634	237,876	654	—
SPDR S&P Metals & Mining ETF	1,488,044	15,375,786	15,375,786	15,524,062	15,524,062	1,339,768	1,370	—
SPDR S&P Oil & Gas Equipment & Services ETF	438,931	1,817,725	1,817,725	1,646,204	1,646,204	610,452	261	—
SPDR S&P Oil & Gas Exploration & Production ETF	711,179	16,110,540	16,110,540	12,082,262	12,082,262	4,739,457	783	—
SPDR S&P Pharmaceuticals ETF	160,236	2,260,644	2,260,644	2,407,645	2,407,645	13,235	256	—
SPDR S&P Retail ETF	552,703	8,852,540	8,852,540	7,747,225	7,747,225	1,658,018	811	—
SPDR S&P Semiconductor ETF	245,872	800,633	800,633	1,012,349	1,012,349	34,156	87	—
SPDR S&P Software & Services ETF	—	70,296	70,296	55,588	55,588	14,708	5	—
SPDR S&P Telecom ETF	21,474	129,830	129,830	135,756	135,756	15,548	14	—
SPDR S&P Transportation ETF	17,450	59,181	59,181	60,078	60,078	16,553	13	—
SPDR Wells Fargo Preferred Stock ETF	347,984	10,507,806	10,507,806	10,626,207	10,626,207	229,583	392	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$13,804,801	$34,751,043	34,751,043	$41,193,945	41,193,945	$7,361,899	$28,173	$—
SPDR Dow Jones Large Cap ETF	3,694,022	23,313,912	23,313,912	23,966,286	23,966,286	3,041,648	4,758	—
SPDR S&P 500 Growth ETF	11,843,174	48,456,277	48,456,277	57,878,531	57,878,531	2,420,920	10,606	—
SPDR S&P 500 Value ETF	11,171,737	49,488,736	49,488,736	57,871,591	57,871,591	2,788,882	13,529	—
SPDR Dow Jones Mid Cap ETF	14,783,115	25,024,931	25,024,931	32,668,365	32,668,365	7,139,681	20,884	—
SPDR S&P 400 Mid Cap Growth ETF	13,974,938	27,921,098	27,921,098	35,138,560	35,138,560	6,757,476	14,864	—
SPDR S&P 400 Mid Cap Value ETF	6,382,274	12,237,902	12,237,902	11,599,043	11,599,043	7,021,133	6,921	—
SPDR S&P 600 Small Cap ETF	21,819,706	22,959,592	22,959,592	23,894,888	23,894,888	20,884,410	27,895	—
SPDR S&P 600 Small Cap Growth ETF	39,363,170	60,760,160	60,760,160	78,655,464	78,655,464	21,467,866	56,812	—
SPDR S&P 600 Small Cap Value ETF	28,516,005	41,807,503	41,807,503	49,975,522	49,975,522	20,347,986	36,878	—
SPDR Global Dow ETF	—	13,401,392	13,401,392	10,925,151	10,925,151	2,476,241	12,147	—
SPDR Dow Jones REIT ETF	191,378,900	324,266,045	324,266,045	454,208,636	454,208,636	61,436,309	158,525	—
SPDR S&P Bank ETF	136,108,076	352,623,292	352,623,292	408,447,085	408,447,085	80,284,283	73,631	—
SPDR S&P Capital Markets ETF	5,330,408	50,011,058	50,011,058	49,911,956	49,911,956	5,429,510	12,503	—
SPDR S&P Insurance ETF	9,780,219	110,051,417	110,051,417	116,643,686	116,643,686	3,187,950	22,471	—
SPDR S&P Mortgage Finance ETF	1,089,305	2,380,800	2,380,800	2,595,886	2,595,886	874,219	1,221	—
SPDR S&P Regional Banking ETF	147,505,337	223,619,414	223,619,414	301,328,496	301,328,496	69,796,255	163,681	—
SPDR Morgan Stanley Technology ETF	11,458,990	116,917,100	116,917,100	119,028,940	119,028,940	9,347,150	17,725	—
SPDR S&P Dividend ETF	555,570,004	1,664,790,549	1,664,790,549	1,670,735,853	1,670,735,853	549,624,700	553,697	—
SPDR S&P Biotech ETF	120,553,488	242,873,572	242,873,572	287,373,659	287,373,659	76,053,401	156,675	—
SPDR S&P Homebuilders ETF	166,233,073	306,212,003	306,212,003	399,094,198	399,094,198	73,350,878	200,490	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income	Gain/(Loss)

SPDR S&P Metals & Mining ETF	$192,488,820	$404,965,876	404,965,876	$498,798,831	498,798,831	$98,655,865	$287,607	$—
SPDR S&P Oil & Gas Equipment & Services ETF	55,863,720	153,905,985	153,905,985	180,120,187	180,120,187	29,649,518	50,591	—
SPDR S&P Oil & Gas Exploration & Production ETF	197,417,176	499,621,845	499,621,845	599,686,977	599,686,977	97,352,044	2,108,722	—
SPDR S&P Pharmaceuticals ETF	33,652,274	118,935,860	118,935,860	117,801,175	117,801,175	34,786,959	383,830	—
SPDR S&P Retail ETF	109,987,556	476,616,564	476,616,564	521,630,977	521,630,977	64,973,143	644,232	—
SPDR S&P Semiconductor ETF	21,669,501	43,218,322	43,218,322	62,650,366	62,650,366	2,237,457	287,017	—
SPDR Wells Fargo Preferred Stock ETF	11,691,297	82,495,182	82,495,182	73,247,166	73,247,166	20,939,313	70,323	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $250 to $4,500 are charged to Authorized Participants for transactions on a given day regardless of the number of Creation Units that are created or redeemed on the same day. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2011 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Dow Jones Total Market ETF	$164,963,056	$31,415,552	$25,452,892	$5,962,660
SPDR Dow Jones Large Cap ETF	33,463,649	6,777,064	1,967,690	4,809,374
SPDR S&P 500 Growth ETF	179,149,306	34,692,777	4,379,323	30,313,454
SPDR S&P 500 Value ETF	171,012,843	12,955,901	21,228,099	(8,272,198)
SPDR Dow Jones Mid Cap ETF	71,869,165	7,120,636	5,554,362	1,566,274
SPDR S&P 400 Mid Cap Growth ETF	65,655,584	3,846,950	4,030,415	(183,465)
SPDR S&P 400 Mid Cap Value ETF	33,187,925	1,669,704	1,921,282	(251,578)
SPDR S&P 600 Small Cap ETF	96,049,005	5,967,481	8,710,051	(2,742,570)
SPDR S&P 600 Small Cap Growth ETF	164,059,112	13,568,639	10,478,114	3,090,525
SPDR S&P 600 Small Cap Value ETF	143,461,048	5,563,603	14,642,259	(9,078,656)
SPDR Global Dow ETF	122,111,228	4,623,085	26,532,001	(21,908,916)
SPDR Dow Jones REIT ETF	1,582,831,274	180,417,297	177,310,356	3,106,941
SPDR S&P Bank ETF	1,325,664,002	19,634,222	125,815,641	(106,181,419)
SPDR S&P Capital Markets ETF	36,774,267	382,199	9,431,672	(9,049,473)
SPDR S&P Insurance ETF	133,517,012	3,103,146	12,686,231	(9,583,085)
SPDR S&P Mortgage Finance ETF	4,152,835	185,863	139,175	46,688
SPDR S&P Regional Banking ETF	812,846,481	15,359,156	49,013,026	(33,653,870)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Morgan Stanley Technology ETF	$180,323,870	$11,535,652	$27,206,635	$(15,670,983)
SPDR S&P Dividend ETF	8,260,010,619	648,691,761	115,978,660	532,713,101
SPDR S&P Aerospace & Defense ETF	7,764,425	613,844	42,938	570,906
SPDR S&P Biotech ETF	528,865,944	49,969,133	74,500,113	(24,530,980)
SPDR S&P Health Care Equipment ETF	23,737,312	825,480	2,455,912	(1,630,432)
SPDR S&P Health Care Services ETF	5,024,508	660,209	51,931	608,278
SPDR S&P Homebuilders ETF	1,007,535,097	23,747,197	72,800,860	(49,053,663)
SPDR S&P Metals & Mining ETF	1,121,442,280	90,152	315,688,372	(315,598,220)
SPDR S&P Oil & Gas Equipment & Services ETF	391,924,522	19,420,759	40,118,540	(20,697,781)
SPDR S&P Oil & Gas Exploration & Production ETF	1,000,820,760	2,129,542	165,783,116	(163,653,574)
SPDR S&P Pharmaceuticals ETF	286,034,924	47,728,035	9,224,240	38,503,795
SPDR S&P Retail ETF	704,550,362	6,657,199	62,318,450	(55,661,251)
SPDR S&P Semiconductor ETF	44,865,326	37,666	7,244,745	(7,207,079)
SPDR S&P Software & Services ETF	7,888,051	717,718	195,000	522,718
SPDR S&P Telecom ETF	7,229,867	244,963	1,198,359	(953,396)
SPDR S&P Transportation ETF	12,247,114	618,877	1,601,893	(983,016)
SPDR Wells Fargo Preferred Stock ETF	150,185,882	2,004,351	5,099,531	(3,095,180)

6.	Investment Transactions

For the six months ended December 31, 2011, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$—	$18,839,417	$6,366,015
SPDR Dow Jones Large Cap ETF	2,866,358	2,726,370	675,190
SPDR S&P 500 Growth ETF	19,899,517	—	—
SPDR Dow Jones Mid Cap ETF	5,698,939	11,263,345	2,317,427
SPDR S&P 400 Mid Cap Growth ETF	7,275,013	14,654,951	540,346
SPDR S&P 400 Mid Cap Value ETF	4,846,190	—	—
SPDR S&P 600 Small Cap ETF	3,294,892	3,059,471	(123,676)
SPDR S&P 600 Small Cap Growth ETF	10,340,694	36,104,166	(581,606)
SPDR S&P 600 Small Cap Value ETF	10,320,986	12,089,545	(668,701)
SPDR Global Dow ETF	—	28,225,432	(2,208,881)
SPDR Dow Jones REIT ETF	171,583,900	141,572,139	25,099,393
SPDR S&P Bank ETF	1,788,482,192	2,049,447,697	(105,850,522)
SPDR S&P Capital Markets ETF	42,032,989	77,305,697	(8,500,834)
SPDR S&P Insurance ETF	324,366,930	396,376,252	(12,923,107)
SPDR S&P Regional Banking ETF	1,217,789,351	1,051,947,901	(606,064)
SPDR Morgan Stanley Technology ETF	5,708,237	34,866,663	2,845,008
SPDR S&P Dividend ETF	2,424,316,296	211,274,986	31,666,385
SPDR S&P Aerospace & Defense ETF	10,018,737	2,491,772	114,368

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR S&P Biotech ETF	$161,619,725	$305,378,726	$30,097,587
SPDR S&P Health Care Equipment ETF	10,099,247	4,697,966	151,155
SPDR S&P Health Care Services ETF	4,822,956	—	—
SPDR S&P Homebuilders ETF	617,608,686	462,167,600	27,245,752
SPDR S&P Metals & Mining ETF	2,076,441,395	2,143,335,737	(51,097,689)
SPDR S&P Oil & Gas Equipment & Services ETF	56,851,556	122,635,127	4,252,794
SPDR S&P Oil & Gas Exploration & Production ETF	4,131,162,119	3,847,785,566	(1,736,102)
SPDR S&P Pharmaceuticals ETF	61,559,899	18,901,874	4,000,551
SPDR S&P Retail ETF	5,126,819,222	5,034,899,809	(20,746,149)
SPDR S&P Semiconductor ETF	101,417,659	160,388,638	(13,456,608)
SPDR S&P Software & Services ETF	7,741,413	—	—
SPDR S&P Telecom ETF	—	2,126,214	(306,716)
SPDR S&P Transportation ETF	—	2,182,013	(225,516)
SPDR Wells Fargo Preferred Stock ETF	19,427,934	2,131,331	47,487

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended December 31, 2011, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR Dow Jones Total Market ETF	$1,126,254	$1,027,424
SPDR Dow Jones Large Cap ETF	797,480	779,953
SPDR S&P 500 Growth ETF	41,485,810	41,556,506
SPDR S&P 500 Value ETF	35,568,284	35,550,668
SPDR Dow Jones Mid Cap ETF	7,882,532	7,511,236
SPDR S&P 400 Mid Cap Growth ETF	16,909,954	16,963,879
SPDR S&P 400 Mid Cap Value ETF	6,329,295	6,224,975
SPDR S&P 600 Small Cap ETF	6,640,551	6,507,474
SPDR S&P 600 Small Cap Growth ETF	44,576,901	44,455,526
SPDR S&P 600 Small Cap Value ETF	34,320,175	34,175,195
SPDR Global Dow ETF	9,897,774	11,766,308
SPDR Dow Jones REIT ETF	49,501,130	50,782,538
SPDR S&P Bank ETF	640,397,438	643,094,558
SPDR S&P Capital Markets ETF	19,703,298	19,856,189
SPDR S&P Insurance ETF	64,541,456	64,456,465
SPDR S&P Mortgage Finance ETF	2,569,510	2,563,644
SPDR S&P Regional Banking ETF	209,822,809	212,056,231
SPDR Morgan Stanley Technology ETF	36,162,757	36,288,308
SPDR S&P Dividend ETF	2,476,533,983	2,492,510,961
SPDR S&P Aerospace & Defense ETF	879,435	761,333
SPDR S&P Biotech ETF	117,161,938	117,978,459

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

	Purchases	Sales

SPDR S&P Health Care Equipment ETF	$5,144,757	$5,196,289
SPDR S&P Health Care Services ETF	633,078	467,103
SPDR S&P Homebuilders ETF	169,999,287	169,870,715
SPDR S&P Metals & Mining ETF	153,828,337	154,148,131
SPDR S&P Oil & Gas Equipment & Services ETF	54,311,480	54,506,526
SPDR S&P Oil & Gas Exploration & Production ETF	163,906,688	168,730,870
SPDR S&P Pharmaceuticals ETF	48,481,482	48,754,219
SPDR S&P Retail ETF	85,799,042	86,921,939
SPDR S&P Semiconductor ETF	13,509,506	13,310,504
SPDR S&P Software & Services ETF	916,428	746,685
SPDR S&P Telecom ETF	1,901,838	1,890,970
SPDR S&P Transportation ETF	1,378,340	1,376,461
SPDR Wells Fargo Preferred Stock ETF	24,460,662	25,132,331

For the six months ended December 31, 2011, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

A Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2011 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2011 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on July 1, 2011 and held for the six months ended December 31, 2011.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/11 to
Actual	Expense Ratio	7/1/11	12/31/11	12/31/11

SPDR Dow Jones Total Market ETF	0.20%	$1,000	$953.20	$0.98
SPDR Dow Jones Large Cap ETF	0.20	1,000	957.40	0.98
SPDR S&P 500 Growth ETF	0.20	1,000	979.10	0.99
SPDR S&P 500 Value ETF	0.20	1,000	945.10	0.98
SPDR Dow Jones Mid Cap ETF	0.25	1,000	907.10	1.20
SPDR S&P 400 Mid Cap Growth ETF	0.25	1,000	894.90	1.19
SPDR S&P 400 Mid Cap Value ETF	0.25	1,000	915.40	1.20
SPDR S&P 600 Small Cap ETF	0.20	1,000	939.30	0.97
SPDR S&P 600 Small Cap Growth ETF	0.25	1,000	931.00	1.21
SPDR S&P 600 Small Cap Value ETF	0.25	1,000	947.70	1.22
SPDR Global Dow ETF	0.50	1,000	853.20	2.33
SPDR Dow Jones REIT ETF	0.25	1,000	985.30	1.25
SPDR S&P Bank ETF	0.35	1,000	836.40	1.62
SPDR S&P Capital Markets ETF	0.36	1,000	805.00	1.63
SPDR S&P Insurance ETF	0.35	1,000	901.50	1.67

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2011 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/11 to
Actual	Expense Ratio	7/1/11	12/31/11	12/31/11

SPDR S&P Mortgage Finance ETF	0.35%	$1,000	$874.70	$1.65
SPDR S&P Regional Banking ETF	0.35	1,000	970.80	1.73
SPDR Morgan Stanley Technology ETF	0.50	1,000	898.30	2.39
SPDR S&P Dividend ETF	0.35	1,000	1,015.00	1.77
SPDR S&P Aerospace & Defense ETF**	0.35	1,000	1,114.90	0.95
SPDR S&P Biotech ETF	0.35	1,000	909.00	1.68
SPDR S&P Health Care Equipment ETF	0.35	1,000	895.40	1.67
SPDR S&P Health Care Services ETF**	0.35	1,000	1,126.70	0.96
SPDR S&P Homebuilders ETF	0.35	1,000	951.20	1.72
SPDR S&P Metals & Mining ETF	0.35	1,000	710.10	1.50
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	837.20	1.62
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	899.90	1.67
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,015.10	1.77
SPDR S&P Retail ETF	0.35	1,000	988.40	1.75
SPDR S&P Semiconductor ETF	0.35	1,000	795.20	1.58
SPDR S&P Software & Services ETF**	0.35	1,000	1,122.20	0.95
SPDR S&P Telecom ETF	0.35	1,000	815.40	1.60
SPDR S&P Transportation ETF	0.35	1,000	851.70	1.63
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	960.30	2.22
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/11 to
Hypothetical	Expense Ratio	7/1/11	12/31/11	12/31/11

SPDR Dow Jones Total Market ETF	0.20	1,000	1,024.09	1.02
SPDR Dow Jones Large Cap ETF	0.20	1,000	1,024.09	1.02
SPDR S&P 500 Growth ETF	0.20	1,000	1,024.09	1.02
SPDR S&P 500 Value ETF	0.20	1,000	1,024.09	1.02
SPDR Dow Jones Mid Cap ETF	0.25	1,000	1,023.84	1.27
SPDR S&P 400 Mid Cap Growth ETF	0.25	1,000	1,023.84	1.27
SPDR S&P 400 Mid Cap Value ETF	0.25	1,000	1,023.84	1.27
SPDR S&P 600 Small Cap ETF	0.20	1,000	1,024.09	1.02
SPDR S&P 600 Small Cap Growth ETF	0.25	1,000	1,023.84	1.27
SPDR S&P 600 Small Cap Value ETF	0.25	1,000	1,023.84	1.27
SPDR Global Dow ETF	0.50	1,000	1,022.59	2.54
SPDR Dow Jones REIT ETF	0.25	1,000	1,023.84	1.27
SPDR S&P Bank ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Capital Markets ETF	0.36	1,000	1,023.29	1.83
SPDR S&P Insurance ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Mortgage Finance ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Regional Banking ETF	0.35	1,000	1,023.34	1.78

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2011 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/11 to
Hypothetical	Expense Ratio	7/1/11	12/31/11	12/31/11

SPDR Morgan Stanley Technology ETF	0.50%	$1,000	$1,022.59	$2.54
SPDR S&P Dividend ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Aerospace & Defense ETF**	0.35	1,000	1,023.34	1.78
SPDR S&P Biotech ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Health Care Services ETF**	0.35	1,000	1,023.34	1.78
SPDR S&P Homebuilders ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Metals & Mining ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Retail ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Semiconductor ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Software & Services ETF**	0.35	1,000	1,023.34	1.78
SPDR S&P Telecom ETF	0.35	1,000	1,023.34	1.78
SPDR S&P Transportation ETF	0.35	1,000	1,023.34	1.78
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,022.84	2.29

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 366.
**	Actual period is from commencement of operations 9/28/11. Hypothetical period is from 7/1/11.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2011 (Unaudited)

Approval of Advisory Agreement

At in-person meetings held during the six-month period ended December 31, 2011, the Board of Trustees of the Trust (the “Board”) evaluated the proposals to continue the Investment Advisory Agreement (the “Agreement”) with respect to the operational series of the Trust (each a “Current ETF”, collectively, the “Current ETFs”) and continue and/or approve, as the case may be, the Agreement with respect to the previously approved non-operational series of the Trust (the “New ETFs” and together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent, Custodian and Securities Lending Agent (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by, or to be provided by, the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) costs to the Adviser of its services and profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether the fee levels in the Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by, or to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing the investment operations of each of the Current ETFs and anticipated responsibilities for managing the investment operations of the New ETFs, in accordance with each SPDR ETF’s investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board considered the Adviser’s experience in managing equity exchange-traded funds. The Board then determined that the nature, extent and quality of services provided by, or expected to be provided by, the Adviser to the Trust were necessary and appropriate.

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board was more concerned with the extent to which each Current ETF achieved its objective as a passively managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking and tracking error, noting that each Current ETF satisfactorily tracked its benchmark index. The Board then determined that the performance of each Current ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser’s relationships with the Current ETFs had been profitable, profitability was not excessive.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2011 (Unaudited)

The Board considered whether the Adviser or its affiliates benefited in other ways from their relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser’s fees with respect to the SPDR ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the SPDR ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the SPDR ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs’ unitary fee through the review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the SPDR ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the Current ETFs, the estimated expense ratio of the New ETF, and the unitary fee structure. The Board used a fund-by-fund analysis of the data. The Board concluded, based on the information presented, that each SPDR ETF’s fees were fair and reasonable in light of those of their direct competitors.

The Board, including the Independent Trustees voting separately, approved the Agreement after weighing the foregoing factors, none of which was dispositive in itself and each Trustee may have weighed each factor differently. The Board’s conclusions regarding the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Current ETFs and expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s fees for each SPDR ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional benefits to the Adviser were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with the SPDR ETFs by way of the relatively low fee structure of the Trust.

The Board also considered the renewal of the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the “Sub-Adviser”) with respect to the real estate series of the Trust (the “Real Estate ETF”), after review of materials provided to them at their request by the Adviser, Sub-Adviser and State Street. In deciding whether to approve the Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by the Sub-Adviser with respect to the Real Estate ETF under the Sub-Advisory Agreement, (ii) investment performance of the Real Estate ETF, (iii) fees charged by the Sub-Adviser and any additional benefits received by the Sub-Adviser due to its relationship with the Adviser and the Trust, and (iv) the extent to which economies of scale would be realized if and as the Real Estate ETF grows and whether fee levels in the Sub-Advisory Agreement reflect these economies of scale.

The Board considered the background and experience of the Sub-Adviser’s senior management and in particular the Sub-Adviser’s experience in investing in real estate investment trusts and international real estate securities. The Board considered that the Real Estate ETF satisfactorily tracked its benchmark index. In light of the Board’s determination that the unitary fee paid to the Adviser by the Real Estate ETF was fair and reasonable and that the Sub-Adviser’s fees are paid by the Adviser, the Board did not believe it necessary to evaluate the Sub-Adviser’s profitability.

The Board, including the Independent Trustees voting separately, approved the Sub-Advisory Agreement after weighing the foregoing factors, none of which was dispositive in itself and each Trustee may have weighed each factor differently. The Board’s conclusions with respect to the Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by the Sub-Adviser to the Real Estate ETF was appropriate; (b) the performance and, more importantly, the index tracking, of the Real Estate ETF had been satisfactory; (c) the Sub-Adviser’s fees for the Real Estate ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional benefits to the Sub-Adviser were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to the Sub-Adviser adequately shared the economies of scale with the Real Estate ETF.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Short Term Treasury ETF (SST)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)
SPDR Barclays Capital Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital International Corporate Bond ETF (IBND)
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SPDR Barclays Capital Investment Grade Floating Rate ETF (FLRN)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sectors SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
James E. Ross, President
Anthony Rochte, Vice President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Scott E. Habeeb, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
“SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, all unit investment trusts, and Select Sector SPDRs. ALPS Distributors, Inc. is not affiliated with State Street Global Markets, LLC.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.
SPDREQTYFDSAR
IBG-5653
For more complete information, please call 866.787.2257 or visit www.spdrs.com today

SPDR® Series Trust — Fixed Income Funds Semi-Annual Report December 31, 2011

TABLE OF CONTENTS

Performance & Portfolio Summary
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)	1
SPDR Barclays Capital TIPS ETF (IPE)	4
SPDR Barclays Capital Short Term Treasury ETF (SST)	7
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)	8
SPDR Barclays Capital Long Term Treasury ETF (TLO)	11
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)	14
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)	17
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)	20
SPDR Barclays Capital Issuer Scored Corporate Bond ETF (CBND)	23
SPDR Barclays Capital Convertible Securities ETF (CWB)	26
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)	29
SPDR Barclays Capital Aggregate Bond ETF (LAG)	32
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)	35
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)	38
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)	41
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)	44
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	47
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	50
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)	53
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	56
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)	59
SPDR Barclays Capital International Treasury Bond ETF (BWX)	62
SPDR Barclays Capital International Corporate Bond ETF (IBND)	65
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)	68
SPDR Barclays Capital High Yield Bond ETF (JNK)	71
SPDR Barclays Capital Investment Grade Floating Rate ETF (FLRN)	74
Schedules of Investments
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)	75
SPDR Barclays Capital TIPS ETF (IPE)	76
SPDR Barclays Capital Short Term Treasury ETF (SST)	77
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)	79
SPDR Barclays Capital Long Term Treasury ETF (TLO)	81
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)	82
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	91
SPDR Barclays Capital Long Term Corporate Bond ETF	103
SPDR Barclays Capital Issuer Scored Corporate Bond ETF (CBND)	111
SPDR Barclays Capital Convertible Securities ETF (CWB)	121
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)	124
SPDR Barclays Capital Aggregate Bond ETF (LAG)	125
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)	136
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)	143

SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)	146
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)	148
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	156
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	158
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)	160
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	164
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)	167
SPDR Barclays Capital International Treasury Bond ETF (BWX)	170
SPDR Barclays Capital International Corporate Bond ETF (IBND)	175
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)	182
SPDR Barclays Capital High Yield Bond ETF (JNK)	186
SPDR Barclays Capital Investment Grade Floating Rate ETF (FLRN)	192
Financial Statements	194
Financial Highlights	218
Notes to Financial Statements	234
Other Information	253

SPDR Barclays Capital 1-3 Month T-Bill ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	1-3 MONTH U.S.	NET ASSET	MARKET	1-3 MONTH U.S.
	VALUE	VALUE	TREASURY BILL INDEX	VALUE	VALUE	TREASURY BILL INDEX

SIX MONTHS	−0.05%	−0.04%	0.01%	N/A	N/A	N/A

ONE YEAR	−0.05%	−0.04%	0.07%	−0.05%	−0.04%	0.07%

THREE YEARS	0.03%	0.19%	0.35%	0.01%	0.06%	0.12%

SINCE INCEPTION (1)	4.47%	4.48%	4.89%	0.95%	0.96%	1.04%

(1)	For the period May 25, 2007 to December 31, 2011.

1

SPDR Barclays Capital 1-3 Month T-Bill ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

2

SPDR Barclays Capital 1-3 Month T-Bill ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	U.S. TREASURY BILL	U.S. TREASURY BILL	U.S. TREASURY BILL	U.S. TREASURY BILL	U.S. TREASURY BILL
DESCRIPTION	0.01%, 3/8/2012	0.00%, 2/9/2012	0.00%, 2/16/2012	0.00%, 2/23/2012	0.00%, 3/1/2012

MARKET VALUE	$239,298,091	236,274,160	169,632,751	169,632,259	169,631,756

% OF NET ASSETS	14.5	14.3	10.3	10.3	10.3

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.9%
Short Term Investment	0.1
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

3

SPDR Barclays Capital TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.1845%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			GOVERNMENT			GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	7.60%	7.84%	7.69%	N/A	N/A	N/A

ONE YEAR	13.77%	13.94%	13.98%	13.77%	13.94%	13.98%

THREE YEARS	34.24%	32.65%	33.91%	10.31%	9.88%	10.22%

SINCE INCEPTION (1)	43.45%	43.75%	44.34%	8.15%	8.20%	8.30%

(1)	For the period May 25, 2007 to December 31, 2011.

4

SPDR Barclays Capital TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

5

SPDR Barclays Capital TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	BOND,	NOTE,	BOND,	NOTE,	BOND,
DESCRIPTION	2.38%, 1/15/2025	1.13%, 1/15/2021	3.88%, 4/15/2029	0.13%, 4/15/2016	0.63%, 7/15/2021

MARKET VALUE	$32,497,823	32,161,495	31,777,309	31,088,370	29,270,968

% OF NET ASSETS	5.3	5.2	5.2	5.1	4.8

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.3%
Short Term Investments	1.5
Other Assets & Liabilities	(0.8)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

6

SPDR Barclays Capital Short Term Treasury ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,
DESCRIPTION	0.13%, 12/31/2013	2.50%, 3/31/2015	2.38%, 2/28/2015	2.13%, 11/30/2014	2.50%, 4/30/2015

MARKET VALUE	$94,770	83,168	80,646	79,818	74,711

% OF NET ASSETS	1.6	1.4	1.3	1.3	1.2

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.3%
Short Term Investment	2.9
Other Assets & Liabilities	(2.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

7

SPDR Barclays Capital Intermediate Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	INTERMEDIATE U.S.	NET ASSET	MARKET	INTERMEDIATE U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

SIX MONTHS	4.22%	4.08%	4.28%	N/A	N/A	N/A

ONE YEAR	6.46%	6.43%	6.57%	6.46%	6.43%	6.57%

THREE YEARS	10.34%	10.23%	10.62%	3.33%	3.30%	3.42%

SINCE INCEPTION (1)	31.74%	31.66%	32.15%	6.16%	6.15%	6.24%

(1)	For the period May 23, 2007 to December 31, 2011.

8

SPDR Barclays Capital Intermediate Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

9

SPDR Barclays Capital Intermediate Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	U.S TREASURY NOTE,	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,
DESCRIPTION	3.63%, 2/15/2020	3.63%, 2/15/2021	2.13%, 8/15/2021	2.63%, 11/15/2020	3.13%, 5/15/2021

MARKET VALUE	$3,771,507	3,656,930	3,582,351	3,491,544	3,138,706

% OF NET ASSETS	1.7	1.6	1.6	1.5	1.4

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.3%
Short Term Investments	16.9
Other Assets & Liabilities	(16.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

10

SPDR Barclays Capital Long Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Long Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	LONG U.S. TREASURY	NET ASSET	MARKET	LONG U.S. TREASURY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	26.85%	26.85%	26.99%	N/A	N/A	N/A

ONE YEAR	29.74%	30.07%	29.93%	29.74%	30.07%	29.93%

THREE YEARS	23.54%	22.83%	23.75%	7.30%	7.10%	7.36%

SINCE INCEPTION (1)	68.27%	68.15%	68.68%	11.95%	11.93%	12.00%

(1)	For the period May 23, 2007 to December 31, 2011.

11

SPDR Barclays Capital Long Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

12

SPDR Barclays Capital Long Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	U.S. TREASURY BOND	U.S. TREASURY BOND	U.S. TREASURY BOND	U.S. TREASURY BOND	U.S. TREASURY BOND
DESCRIPTION	4.38%, 5/15/2041	4.38%, 5/15/2040	4.75%, 2/15/2041	3.88%, 8/15/2040	4.25%, 11/15/2040

MARKET VALUE	$3,405,990	3,175,566	3,163,176	3,112,660	3,102,148

% OF NET ASSETS	6.1	5.7	5.6	5.6	5.5

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.0%
Short Term Investments	10.4
Other Assets & Liabilities	(9.4)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

13

SPDR Barclays Capital Short Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.1245%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL U.S.			BARCLAYS CAPITAL U.S.
	NET ASSET	MARKET	1-3 YEAR CORPORATE	NET ASSET	MARKET	1-3 YEAR CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	−0.11%	−0.01%	0.13%	N/A	N/A	N/A

ONE YEAR	1.42%	1.59%	1.87%	1.42%	1.59%	1.87%

SINCE INCEPTION (1)	4.30%	4.68%	6.34%	2.08%	2.26%	3.06%

(1)	For the period December 16, 2009 to December 31, 2011.

14

SPDR Barclays Capital Short Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

15

SPDR Barclays Capital Short Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	GENERAL ELECTRIC		CREDIT SUISSE OF	GENERAL ELECTRIC	THE GOLDMAN SACHS
	CAPITAL CORP.,	CITIGROUP, INC.,	NEW YORK, NY,	CO.,	GROUP, INC.,
DESCRIPTION	4.80%, 5/1/2013	5.50%, 4/11/2013	5.00%, 5/15/2013	5.00%, 2/1/2013	5.25%, 10/15/2013

MARKET VALUE	$3,925,601	3,110,188	3,073,997	2,904,817	2,898,577

% OF NET ASSETS	1.0	0.8	0.8	0.7	0.7

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.9%
Short Term Investment	2.7
Other Assets & Liabilities	(0.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

16

SPDR Barclays Capital Intermediate Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.1500%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL U.S.			BARCLAYS CAPITAL U.S.
	NET ASSET	MARKET	INTERMEDIATE CORPORATE	NET ASSET	MARKET	INTERMEDIATE CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	2.12%	2.31%	2.19%	N/A	N/A	N/A

ONE YEAR (1)	5.19%	6.02%	5.52%	5.19%	6.02%	5.52%

SINCE INCEPTION (1) (2)	24.21%	25.08%	33.66%	7.79%	8.05%	10.56%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the Barclays Capital U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period February 10, 2009 to December 31, 2011.

17

SPDR Barclays Capital Intermediate Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays Capital U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

18

SPDR Barclays Capital Intermediate Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	GENERAL ELECTRIC	AMERICAN		THE GOLDMAN	THE BEAR STEARNS
	CAPITAL CORP.,	EXPRESS CO.,	MORGAN STANLEY,	SACHS GROUP, INC.,	COS. LLC,
DESCRIPTION	4.80%, 5/1/2013	7.25%, 5/20/2014	3.45%, 11/2/2015	5.95%, 1/18/2018	7.25%, 2/1/2018

MARKET VALUE	$2,203,571	1,382,850	1,368,671	1,324,782	1,222,210

% OF NET ASSETS	1.0	0.6	0.6	0.6	0.6

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.6%
Short Term Investments	4.1
Other Assets & Liabilities	(2.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

19

SPDR Barclays Capital Long Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.1500%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL U.S.			BARCLAYS CAPITAL U.S.
	NET ASSET	MARKET	LONG CORPORATE	NET ASSET	MARKET	LONG CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	12.23%	13.58%	12.63%	N/A	N/A	N/A

ONE YEAR (1)	14.93%	17.00%	15.91%	14.93%	17.00%	15.91%

SINCE INCEPTION (1) (2)	55.36%	58.25%	66.17%	16.95%	17.72%	19.80%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the Barclays Capital U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period March 10, 2009 to December 31, 2011.

20

SPDR Barclays Capital Long Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays Capital U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

21

SPDR Barclays Capital Long Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

		VERIZON		GENERAL ELECTRIC
	AT&T, INC.,	COMMUNICATIONS, INC.,	NEWS AMERICA, INC.,	CAPITAL CORP.,	VALE OVERSEAS, LTD.,
DESCRIPTION	5.35%, 9/1/2040	7.75%, 12/1/2030	6.40%, 12/15/2035	5.88%, 1/14/2038	6.88%, 11/21/2036

MARKET VALUE	$781,716	581,641	544,385	538,860	537,110

% OF NET ASSETS	1.2	0.9	0.8	0.8	0.8

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.9%
Short Term Investments	7.6
Other Assets & Liabilities	(6.5)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

22

SPDR Barclays Capital Issuer Scored Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/11, 4/7/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Issuer Scored Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.1600%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	ISSUER SCORED	NET ASSET	MARKET	ISSUER SCORED
	VALUE	VALUE	CORPORATE INDEX	VALUE	VALUE	CORPORATE INDEX

SIX MONTHS	4.38%	4.61%	4.84%	N/A	N/A	N/A

SINCE INCEPTION (1) (2)	6.71%	7.09%	7.70%	N/A	N/A	N/A

(1)	For the period April 6, 2011 to December 31, 2011.

23

SPDR Barclays Capital Issuer Scored Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

24

SPDR Barclays Capital Issuer Scored Corporate Bond ETF—
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	MANULIFE		FIRST HORIZON
	FINANCIAL CORP.,	LAZARD GROUP LLC,	NATIONAL CORP.,	VORNADO REALTY LP,	ASSOCIATED BANC-CORP.,
DESCRIPTION	4.90%, 9/17/2020	6.85%, 6/15/2017	5.38%, 12/15/2015	4.25%, 4/1/2015	5.13%, 3/28/2016

MARKET VALUE	$122,348	99,879	95,959	87,362	86,567

% OF NET ASSETS	0.6	0.5	0.4	0.4	0.4

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.0%
Short Term Investment	1.3
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

25

SPDR Barclays Capital Convertible Securities ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Convertible Securities ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.4000%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	U.S. CONVERTIBLE	NET ASSET	MARKET	U.S. CONVERTIBLE
	VALUE	VALUE	BOND >$500MM INDEX	VALUE	VALUE	BOND >$500MM INDEX

SIX MONTHS	−9.75%	−9.97%	−9.68%	N/A	N/A	N/A

ONE YEAR	−6.60%	−7.66%	−6.45%	−6.60%	−7.66%	−6.45%

SINCE INCEPTION (1)	38.41%	37.91%	45.85%	12.70%	12.56%	14.91%

(1) For the period April 14, 2009 to December 31, 2011.

26

SPDR Barclays Capital Convertible Securities ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

27

SPDR Barclays Capital Convertible Securities ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	WELLS FARGO & CO.,			BANK OF AMERICA CORP.,
	SERIES L,	GENERAL MOTORS CO.,	CITIGROUP, INC.,	SERIES L,	INTEL CORP.,
DESCRIPTION	7.50%, 12/31/2049	4.75%, 12/1/2013	7.50%, 12/15/2012	7.25%, 12/31/2049	3.25%, 8/1/2039

MARKET VALUE	$26,867,808	22,510,025	18,522,644	17,933,759	16,784,665

% OF NET ASSETS	3.9	3.3	2.7	2.6	2.5

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Convertible Corporate Bonds & Notes	73.2%
Convertible Preferred Stocks	25.5
Common Stocks	0.6
Short Term Investments	8.1
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

* The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

28

SPDR Barclays Capital Mortgage Backed Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.3200%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	BARCLAYS CAPITAL U.S. MBS INDEX	VALUE	VALUE	BARCLAYS CAPITAL U.S. MBS INDEX

SIX MONTHS	3.31%	3.28%	3.26%	N/A	N/A	N/A

ONE YEAR	6.29%	6.37%	6.23%	6.29%	6.37%	6.23%

SINCE INCEPTION (1)	17.99%	17.82%	17.44%	5.75%	5.69%	5.58%

(1)	For the period January 15, 2009 to December 31, 2011.

29

SPDR Barclays Capital Mortgage Backed Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

30

SPDR Barclays Capital Mortgage Backed Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	FANNIE MAE,	FANNIE MAE,	FREDDIE MAC,	FANNIE MAE,	GINNIE MAE,
DESCRIPTION	5.50%, 30YR TBA	4.50%, 30YR TBA	4.50%, 30YR TBA	4.00%, 30YR TBA	4.50%, 30YR TBA

MARKET VALUE	$3,811,172	3,724,766	3,443,985	3,413,516	3,378,031

% OF NET ASSETS	9.3	9.1	8.4	8.3	8.2

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

U.S. Government Agency MBS TBA	99.7%
Short Term Investment	101.3
Other Assets & Liabilities	(101.0)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

31

SPDR Barclays Capital Aggregate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Aggregate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.1745%.*

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS CAPITAL U.S.	NET ASSET	MARKET	BARCLAYS CAPITAL U.S.
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

SIX MONTHS	4.91%	4.95%	4.98%	N/A	N/A	N/A

ONE YEAR	7.61%	7.87%	7.84%	7.61%	7.87%	7.84%

THREE YEARS	20.65%	18.28%	21.71%	6.46%	5.76%	6.77%

SINCE INCEPTION (1)	35.78%	35.96%	35.19%	6.86%	6.89%	6.77%

(1)	For the period May 23, 2007 to December 31, 2011.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345% until October 31, 2012.

32

SPDR Barclays Capital Aggregate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

33

SPDR Barclays Capital Aggregate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	FREDDIE MAC,	FANNIE MAE,	FANNIE MAE,	FANNIE MAE,	GINNIE MAE,
DESCRIPTION	5.00%, 30YR TBA	5.50%, 30YR TBA	4.50%, 30YR TBA	4.00%, 30YR TBA	4.50%, 30YR TBA

MARKET VALUE	$12,358,906	11,977,969	8,513,750	6,669,484	6,320,187

% OF NET ASSETS	4.0	3.9	2.8	2.2	2.1

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	35.0%
U.S. Government Agency MBS TBA	30.7
Corporate Bonds & Notes	22.4
U.S. Government Agency Obligations	6.3
Foreign Government Obligations	2.0
Commercial Mortgage Backed Securities	1.9
Municipal Bonds & Notes	0.7
Asset Backed	0.3
Short Term Investments	37.6
Other Assets & Liabilities	(36.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

34

SPDR Nuveen Barclays Capital Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.3000%.*

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	MUNICIPAL MANAGED	NET ASSET	MARKET	MUNICIPAL MANAGED
	VALUE	VALUE	MONEY INDEX	VALUE	VALUE	MONEY INDEX

SIX MONTHS	6.59%	7.24%	6.75%	N/A	N/A	N/A

ONE YEAR	11.87%	13.67%	11.96%	11.87%	13.67%	11.96%

THREE YEARS	25.36%	24.94%	26.86%	7.82%	7.70%	8.25%

SINCE INCEPTION (1)	26.47%	26.57%	28.19%	5.60%	5.62%	5.94%

(1)	For the period September 11, 2007 to December 31, 2011.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.2300% until October 31, 2012.

35

SPDR Nuveen Barclays Capital Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

36

SPDR Nuveen Barclays Capital Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	NEW YORK, NY,	MILWAUKEE, WI,	CALIFORNIA, STATE
	TRIBOROUGH BRIDGE &	GENERAL OBLIGATION,	DEPARTMENT OF	LOS ANGELES, CA,	WASHINGTON, STATE
	TUNNEL AUTHORITY	PROMISORY NOTES,	WATER RESOURCES,	GENERAL OBLIGATION,	GENERAL OBLIGATION,
	REVENUE, SERIES A-2,	SERIES N1,	REVENUE, SERIES L,	SERIES B,	SERIES R,
DESCRIPTION	5.00%, 11/15/2029	5.00%, 2/1/2019	5.00%, 5/1/2020	5.00%, 91/12022	5.00%, 7/1/2016

MARKET VALUE	$13,935,256	13,623,806	12,410,400	11,924,300	11,746,800

% OF NET ASSETS	1.4	1.4	1.3	1.2	1.2

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.1%
Short Term Investment	0.3
Other Assets & Liabilities	0.6

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

37

SPDR Nuveen Barclays Capital California Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital California Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS CAPITAL MANAGED	NET ASSET	MARKET	BARCLAYS CAPITAL MANAGED
	VALUE	VALUE	MONEY MUNICIPAL CALIFORNIA INDEX	VALUE	VALUE	MONEY MUNICIPAL CALIFORNIA INDEX

SIX MONTHS	8.30%	9.09%	8.07%	N/A	N/A	N/A

ONE YEAR	15.44%	17.45%	14.28%	15.44%	17.45%	14.28%

THREE YEARS	29.82%	28.78%	30.10%	9.09%	8.80%	9.17%

SINCE INCEPTION (1)	26.89%	26.79%	27.75%	5.80%	5.77%	5.96%

(1)	For the period October 10, 2007 to December 31, 2011.

38

SPDR Nuveen Barclays Capital California Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

39

SPDR Nuveen Barclays Capital California Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	LOS ANGELES		LOS ANGELES
	COUNTY, CA,	LOS ANGELES, CA,	COUNTY, CA,
	METROPOLITAN	UNIFIED SCHOOL	METROPOLITAN
	TRANSPORTATION	DISTRICT, GENERAL	TRANSPORTATION	CALIFORNIA, STATE	UNIVERSITY OF
	AUTHORITY, SALES	OBLIGATION,	AUTHORITY, SALES	DEPARTMENT OF WATER	CALIFORNIA,
	TAX REVENUE,	SERIES KY,	TAX REVENUE,	RESOURCES, SERIES M,	REVENUE, SERIES E,
DESCRIPTION	5.00%, 7/1/2026	5.00%, 7/1/2015	5.00%, 6/1/2020	4.00%, 5/1/2019	4.00%, 5/15/2019

MARKET VALUE	$2,769,455	2,641,363	2,375,646	2,330,380	2,325,550

% OF NET ASSETS	3.7	3.5	3.2	3.1	3.1

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.4%
Short Term Investment	0.8
Other Assets & Liabilities	0.8

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

40

SPDR Nuveen Barclays Capital New York Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/11/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital New York Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL MANAGED			BARCLAYS CAPITAL MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	NEW YORK INDEX	VALUE	VALUE	NEW YORK INDEX

SIX MONTHS	6.48%	6.08%	6.95%	N/A	N/A	N/A

ONE YEAR	11.45%	12.38%	11.94%	11.45%	12.38%	11.94%

THREE YEARS	26.93%	28.78%	28.99%	8.27%	8.80%	8.86%

SINCE INCEPTION (1)	25.26%	24.62%	26.56%	5.48%	5.35%	5.74%

(1)	For the period October 11, 2007 to December 31, 2011.

41

SPDR Nuveen Barclays Capital New York Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

42

SPDR Nuveen Barclays Capital New York Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	NEW YORK, NY,			NEW YORK, STATE	NEW YORK, STATE
	MUNICIPAL WATER	OYSTER BAY, NY,	NEW YORK, STATE LOCAL	DORMITORY	DORMITORY
	FINANCE AUTHORITY	GENERAL	GOVERNMENT ASSISTANCE	AUTHORITY	AUTHORITY REVENUE,
	REVENUE,	OBLIGATION,	CORP. REVENUE,	REVENUE, SERIES A,	SERIES C,
DESCRIPTION	5.00%, 6/15/2032	4.00%, 8/15/2026	5.00%, 4/1/2019	5.00%, 7/1/2038	5.00%, 10/1/2031

MARKET VALUE	$1,100,290	786,191	703,929	681,902	642,036

% OF NET ASSETS	4.3	3.1	2.7	2.7	2.5

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.3%
Short Term Investment	0.8
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

43

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

						BARCLAYS CAPITAL
						MANAGED MONEY
	NET ASSET	MARKET	BARCLAYS CAPITAL MANAGED MONEY	NET ASSET	MARKET	MUNICIPAL SHORT TERM
	VALUE	VALUE	MUNICIPAL SHORT TERM INDEX	VALUE	VALUE	INDEX

SIX MONTHS	1.42%	1.42%	1.53%	N/A	N/A	N/A

ONE YEAR	3.50%	3.97%	3.79%	3.50%	3.97%	3.79%

THREE YEARS	10.38%	9.34%	11.65%	3.35%	3.02%	3.74%

SINCE INCEPTION (1)	17.90%	18.04%	20.40%	3.97%	4.00%	4.49%

(1)	For the period October 10, 2007 to December 31, 2011.

44

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

45

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	VIRGINIA, STATE	MONTGOMERY COUNTY,		SOUTH CAROLINA,	NEW YORK,
	COMMONWEALTH	MD, GENERAL	ARKANSAS, STATE HIGHWAY	STATE GENERAL	STATE GENERAL
	TRANSPORTATION	OBLIGATION,	GRANT ANTICIPATION &	OBLIGATION,	OBLIGATION,
	BOARD,	SERIES A,	TAX REVENUE,	SERIES A,	SERIES C,
DESCRIPTION	5.00%, 5/15/2016	5.00%, 8/1/2015	4.00%, 8/1/2014	4.00%, 6/1/2015	3.00%, 2/1/2014

MARKET VALUE	$18,968,542	18,673,525	18,477,640	16,646,850	15,765,750

% OF NET ASSETS	1.3	1.3	1.3	1.1	1.1

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.0%
Short Term Investment	0.5
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

46

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/23/09, 9/24/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P VRDO Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET	S&P NATIONAL AMT-FREE
	VALUE	VALUE	S&P NATIONAL AMT-FREE MUNICIPAL VRDO INDEX	VALUE	VALUE	MUNICIPAL VRDO INDEX

SIX MONTHS	0.44%	0.51%	0.16%	N/A	N/A	N/A

ONE YEAR	0.86%	0.93%	0.31%	0.86%	0.93%	0.31%

SINCE INCEPTION (1)	1.49%	1.39%	0.74%	0.65%	0.61%	0.32%

(1)	For the period September 23, 2009 to December 31, 2011.

47

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

48

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	DENVER, CO,	MASSACHUSETTS,	NAZARETH, PA, AREA	RHODE ISLAND,
	CITY & COUNTY	STATE WATER	SCHOOL DISTRICT,	HEALTH & EDUCATIONAL	BROOMFIELD, CO,
	AIRPORT	RESOURCES AUTHORITY	GENERAL	BUILDING CORP.,	URBAN RENEWAL
	REVENUE, SERIES C	REVENUE, SERIES B	OBLIGATION	REVENUE	AUTHORITY
DESCRIPTION	0.10%, 11/15/2022	0.15%, 8/1/2031	2.30%, 2/1/2031	2.00%, 10/1/2033	1.10%, 12/1/2030

MARKET VALUE	$500,000	500,000	500,000	410,000	400,000

% OF NET ASSETS	4.2	4.2	4.2	3.4	3.3

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	92.9%
Short Term Investment	8.8
Other Assets & Liabilities	(1.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

49

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/13/11, 4/14/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.5000%.*

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MUNICIPAL	NET ASSET	MARKET	S&P MUNICIPAL
	VALUE	VALUE	YIELD INDEX	VALUE	VALUE	YIELD INDEX

SIX MONTHS	4.34%	9.81%	5.94%	N/A	N/A	N/A

SINCE INCEPTION (1) (2)	9.78%	10.01%	11.31%	N/A	N/A	N/A

(1)	For the period April 13, 2011 to December 31, 2011.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.4500% until October 31, 2012.

50

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

51

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

			HARBOR POINT		LOUISIANA, STATE
			INFRASTRUCTURE		ENVIRONMENTAL
	RANCHO MIRAGE, CA,		IMPROVEMENT	PUERTO RICO,	FACILITIES &
	JOINT POWERS		DISTRICT, CT,	SALES TAX	COMMUNITY
	FINANCING	ILLINOIS, FINANCE	SPECIAL OBLIGATION	FINANCING CORP.,	DEVELOPMENT
	AUTHORITY, SERIES A	AUTHORITY REVENUE	REVENUE, SERIES A	REVENUE, SERIES A	REVENUE, SERIES A-1
DESCRIPTION	5.00%, 7/1/2027	7.13%, 2/15/2039	7.88%, 4/1/2039	5.38%, 8/1/2039	6.50%, 11/1/2035

MARKET VALUE	$1,995,720	1,067,803	1,061,890	1,053,870	1,053,700

% OF NET ASSETS	4.2	2.3	2.2	2.2	2.2

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.0%
Short Term Investment	1.0
Other Assets & Liabilities	1.0

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

52

SPDR Nuveen Barclays Capital Build America Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/10, 5/13/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital Build America Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.3500%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS CAPITAL BUILD	NET ASSET	MARKET	BARCLAYS CAPITAL BUILD
	VALUE	VALUE	AMERICA BOND INDEX	VALUE	VALUE	AMERICA BOND INDEX

SIX MONTHS	15.23%	15.46%	15.35%	N/A	N/A	N/A

ONE YEAR	26.12%	25.12%	26.53%	26.12%	25.12%	26.53%

SINCE INCEPTION (1)	24.44%	23.61%	26.04%	14.25%	13.79%	15.17%

(1)	For the period May 12, 2010 to December 31, 2011.

53

SPDR Nuveen Barclays Capital Build America Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALIUE)

54

SPDR Nuveen Barclays Capital Build America Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

				NEW JERSEY,
	CALIFORNIA, STATE	CALIFORNIA, STATE	CALIFORNIA, STATE	STATE TURNPIKE	CALIFORNIA, STATE
	GENERAL OBLIGATION,	GENERAL OBLIGATION,	GENERAL OBLIGATION,	AUTHORITY REVENUE,	GENERAL OBLIGATION,
DESCRIPTION	7.55%, 4/1/2039	7.30%, 10/1/2039	7.70%, 11/1/2030	7.10%, 1/1/2041	7.60%, 11/1/2040

MARKET VALUE	$1,253,288	945,944	908,840	869,353	802,561

% OF NET ASSETS	3.1	2.4	2.3	2.2	2.0

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.8%
Short Term Investment	0.2
Other Assets & Liabilities	1.0

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

55

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR DB International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DB GLOBAL GOVERNMENT			DB GLOBAL GOVERNMENT
	NET ASSET	MARKET	EX-U.S. INFLATION-LINKED	NET ASSET	MARKET	EX-U.S. INFLATION-LINKED
	VALUE	VALUE	BOND CAPPED INDEX	VALUE	VALUE	BOND CAPPED INDEX

SIX MONTHS	−4.67%	−4.77%	−4.24%	N/A	N/A	N/A

ONE YEAR	2.49%	2.50%	3.48%	2.49%	2.50%	3.48%

THREE YEARS	29.75%	27.77%	32.46%	9.07%	8.51%	9.82%

SINCE INCEPTION (1)	4.09%	4.02%	8.93%	1.06%	1.04%	2.27%

(1)	For the period March 13, 2008 to December 31, 2011.

56

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

57

SPDR DB International Government Inflation-Protected Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	GOVERNMENT OF JAPAN			UNITED KINGDOM
	10 YEAR BOND,	REPUBLIC OF ITALY,	REPUBLIC OF FRANCE,	TREASURY BOND,	REPUBLIC OF FRANCE,
DESCRIPTION	1.10%, 12/10/2016	2.60%, 9/15/2023	2.25%, 7/25/2020	1.25%, 11/22/2027	1.00%, 7/25/2017

MARKET VALUE	$53,603,938	48,625,428	48,078,670	45,859,086	40,544,316

% OF NET ASSETS	4.6	4.2	4.1	3.9	3.5

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Foreign Government Obligations	98.3%
Short Term Investments	0.8
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

58

SPDR Barclays Capital Short Term International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.3500%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
			1-3 YEAR GLOBAL			1-3 YEAR GLOBAL
	NET ASSET	MARKET	TREASURY EX-US	NET ASSET	MARKET	TREASURY EX-US
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

SIX MONTHS	−5.36%	−6.31%	−5.07%	N/A	N/A	N/A

ONE YEAR	0.29%	−0.60%	0.85%	0.29%	−0.60%	0.85%

SINCE INCEPTION (1)	14.23%	13.40%	16.22%	4.59%	4.34%	5.21%

(1)	For the period January 15, 2009 to December 31, 2011.

59

SPDR Barclays Capital Short Term International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

60

SPDR Barclays Capital Short Term International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

			GOVERNMENT OF		GOVERNMENT OF
		UNITED KINGDON	JAPAN 5 YEAR		JAPAN 5 YEAR
	KINGDOM OF SWEDEN,	TREASURY BOND,	BOND,	MEXICAN BONOS,	BOND,
DESCRIPTION	6.75%, 5/5/2014	2.25%, 3/7/2014	0.70%, 9/20/2014	8.00%, 12/19/2013	0.70%, 6/20/2014

MARKET VALUE	$4,880,468	4,736,756	4,480,183	4,356,228	4,278,950

% OF NET ASSETS	2.2	2.2	2.0	2.0	2.0

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Foreign Government Obligations	86.7%
Short Term Investments	2.5
Other Assets & Liabilities	10.8

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

61

SPDR Barclays Capital International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/07, 10/5/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.5000%.

PERFORMANCE AS OF December 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	GLOBAL TREASURY	NET ASSET	MARKET	GLOBAL TREASURY
	VALUE	VALUE	EX-US CAPPED INDEX	VALUE	VALUE	EX-US CAPPED INDEX

SIX MONTHS	−1.99%	−1.66%	−1.63%	N/A	N/A	N/A

ONE YEAR	3.60%	4.19%	4.25%	3.60%	4.19%	4.25%

THREE YEARS	14.91%	14.04%	16.68%	4.74%	4.48%	5.28%

SINCE INCEPTION (1)	24.42%	24.61%	28.61%	5.28%	5.31%	6.11%

(1)	For the period October 2, 2007 to December 31, 2011.

62

SPDR Barclays Capital International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

63

SPDR Barclays Capital International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	GOVERNMENT OF	GOVERNMENT OF	GOVERNMENT OF	GOVERNMENT OF	GOVERNMENT OF
	JAPAN 10 YEAR	JAPAN 20 YEAR	JAPAN 20 YEAR	JAPAN 20 YEAR	JAPAN 10 YEAR
	BOND,	BOND,	BOND,	BOND,	BOND,
DESCRIPTION	1.50%, 9/20/2014	2.30%, 6/20/2027	2.90%, 9/20/2019	2.60%, 3/20/2019	1.40%, 12/20/2013

MARKET VALUE	$36,230,945	31,430,457	23,611,381	18,226,270	11,653,239

% OF NET ASSETS	2.2	1.9	1.5	1.1	0.7

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Foreign Government Obligations	94.7%
Short Term Investments	2.5
Other Assets & Liabilities	2.8

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

64

SPDR Barclays Capital International Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital International Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.5500%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

BARCLAYS CAPITAL
			GLOBAL AGGREGATE			BARCLAYS CAPITAL GLOBAL AGGREGATE
	NET ASSET	MARKET	EX-USD > $1B: CORPORATE BOND	NET ASSET	MARKET	EX-USD > $1B: CORPORATE BOND
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−7.55%	−7.80%	−7.32%	N/A	N/A	N/A

ONE YEAR	0.44%	1.33%	0.78%	0.44%	1.33%	0.78%

SINCE INCEPTION (1)	9.91%	10.16%	10.81%	6.00%	6.15%	6.54%

(1)	For the period May 19, 2010 to December 31, 2011.

65

SPDR Barclays Capital International Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED IN NET ASSET VALUE)

66

SPDR Barclays Capital International Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	COOPERATIEVE	COOPERATIEVE	COOPERATIEVE
	CENTRALE RAIFFEISEN-	CENTRALE RAIFFEISEN-	CENTRALE RAIFFEISEN-
	BOERENLEENBANK	BOERENLEENBANK	BOERENLEENBANK	DEUTSCHE	CREDIT SUISSE
	BA/NETHERLANDS,	BA/NETHERLANDS,	BA/NETHERLANDS,	BANK AG,	AG/LONDON,
DESCRIPTION	4.13%, 7/14/2025	3.38%, 1/18/2016	3.88%, 4/20/2016	5.13%, 8/31/2017	6.13%, 8/5/2013

MARKET VALUE	$535,249	465,432	377,574	354,381	341,550

% OF NET ASSETS	1.0	0.9	0.7	0.7	0.6

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	96.6%
Short Term Investment	0.0 **
Other Assets & Liabilities	3.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

67

SPDR Barclays Capital Emerging Markets Local Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL EM			BARCLAYS CAPITAL EM
			LOCAL CURRENCY			LOCAL CURRENCY
	NET ASSET	MARKET	GOVERNMENT	NET ASSET	MARKET	GOVERNMENT
	VALUE	VALUE	DIVERSIFIED INDEX	VALUE	VALUE	DIVERSIFIED INDEX

SIX MONTHS	−6.59%	−6.77%	−6.61%	N/A	N/A	N/A

SINCE INCEPTION (1) (2)	−0.33%	0.77%	0.71%	N/A	N/A	N/A

(1)	For the period February 23, 2011 to December 31, 2011.

68

SPDR Barclays Capital Emerging Markets Local Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED IN NET ASSET VALUE)

69

SPDR Barclays Capital Emerging Markets Local Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

		BRAZIL NOTAS DO			BRAZIL NOTAS DO
	RUSSIAN FOREIGN	TESOURO NACIONAL,			TESOURO NACIONAL,
	BOND – EUROBOND,	SERIES F,	KOREA TREASURY BOND,	KOREA TREASURY BOND,	SERIES F,
DESCRIPTION	7.85%, 3/10/2018	10.00%, 1/1/2014	5.75%, 9/10/2018	3.75%, 6/10/2013	10.00%, 1/1/2017

MARKET VALUE	$1,737,851	1,486,763	984,316	933,423	901,734

% OF NET ASSETS	3.7	3.2	2.1	2.0	1.9

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Foreign Government Obligations	95.6%
Short Term Investments	4.0
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

70

SPDR Barclays Capital High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/04/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2011 is 0.4000%.

PERFORMANCE AS OF DECEMBER 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	HIGH YIELD	NET ASSET	MARKET	HIGH YIELD
	VALUE	VALUE	VERY LIQUID INDEX	VALUE	VALUE	VERY LIQUID INDEX

SIX MONTHS	0.35%	0.73%	1.17%	N/A	N/A	N/A

ONE YEAR	4.70%	5.16%	6.05%	4.70%	5.16%	6.05%

THREE YEARS	79.62%	68.43%	99.55%	21.56%	18.98%	25.90%

SINCE INCEPTION (1)	25.79%	27.27%	44.32%	5.76%	6.07%	9.38%

(1)	For the period November 28, 2007 to December 31, 2011.

71

SPDR Barclays Capital High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUES)

72

SPDR Barclays Capital High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

				ENERGY FUTURE
				INTERMEDIATE
				HOLDING CO.	HARRAH’S
	HCA, INC.,	SPRINT NEXTEL CORP.,	FIRST DATA CORP.,	LLC/EFIH FINANCE, INC.,	OPERATING CO., INC.,
DESCRIPTION	6.50%, 2/15/2020	9.00%, 11/15/2018	12.63%, 1/15/2021	10.00%, 12/1/2020	10.00%, 12/15/2018

MARKET VALUE	$135,119,850	126,813,750	111,593,160	102,292,800	98,826,320

% OF NET ASSETS	1.5	1.4	1.3	1.2	1.1

ASSET ALLOCATION AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.5%
Short Term Investment	1.8
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

73

SPDR Barclays Capital Investment Grade Floating Bond Etf —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

		GENERAL ELECTRIC
	JPMORGAN CHASE & CO.,	CAPITAL CORP.,	MORGAN STANLEY,	HSBC BANK PLC,	WACHOVIA CORP.,
DESCRIPTION	1.16%, 2/26/2013	0.59%, 5/8/2013	2.02%, 1/24/2012	0.89%, 5/15/2013	2.20%, 5/1/2013

MARKET VALUE	$293,232	290,411	268,766	242,018	235,937

% OF NET ASSETS	4.9	4.9	4.5	4.0	3.9

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	95.1%
Short Term Investment	4.9
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

74

SPDR Barclays Capital 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.9%
Treasury Bills*
0.00%, 2/2/2012	$160,548,000	$160,547,289
0.00%, 2/9/2012	236,278,000	236,274,160
0.00%, 2/16/2012	169,636,000	169,632,751
0.00%, 2/23/2012	169,636,000	169,632,259
0.00%, 3/1/2012	169,636,000	169,631,756
0.01%, 3/29/2012	169,636,000	169,625,634
0.01%, 3/15/2012	169,636,000	169,629,025
0.01%, 3/8/2012	239,307,000	239,298,091
0.01%, 3/22/2012	169,636,000	169,628,365

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,653,928,271)		1,653,899,330

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.15% (a)(b)(c) (Cost $1,063,508)	1,063,508	1,063,508

TOTAL INVESTMENTS (d) — 100.0%
(Cost $1,654,991,779)		1,654,962,838
OTHER ASSETS & LIABILITIES — 0.0% (e)		(499,654)

NET ASSETS — 100.0%		$1,654,463,184

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

75

SPDR Barclays Capital TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$29,802,968	$31,088,370
0.50%, 4/15/2015	16,855,842	17,624,975
0.63%, 4/15/2013	11,685,675	11,888,305
1.13%, 1/15/2021	28,836,373	32,161,495
1.25%, 4/15/2014	12,414,630	13,006,311
1.25%, 7/15/2020	25,537,781	28,885,528
1.38%, 7/15/2018	11,941,396	13,521,720
1.38%, 1/15/2020	15,090,046	17,179,112
1.63%, 1/15/2015	17,115,662	18,447,431
1.63%, 1/15/2018	13,476,163	15,352,314
1.88%, 7/15/2013	18,736,077	19,605,619
1.88%, 7/15/2015	15,031,376	16,576,751
1.88%, 7/15/2019	12,237,109	14,418,741
2.00%, 1/15/2014	19,547,472	20,695,886
2.00%, 7/15/2014	17,337,930	18,678,845
2.00%, 1/15/2016	14,730,913	16,457,229
2.13%, 1/15/2019	11,822,738	14,056,172
2.38%, 1/15/2017	14,711,449	17,072,195
2.50%, 7/15/2016	17,034,999	19,701,999
2.63%, 7/15/2017	11,620,255	13,833,565
Treasury Inflation Protected Indexed Bonds
0.63%, 7/15/2021	27,348,122	29,270,968
1.75%, 1/15/2028	12,836,294	15,421,652
2.00%, 1/15/2026	17,333,238	21,295,443
2.13%, 2/15/2040	12,075,098	16,199,469
2.13%, 2/15/2041 (a)	18,835,344	25,457,097
2.38%, 1/15/2025	25,551,013	32,497,823
2.38%, 1/15/2027	14,057,956	18,154,585
2.50%, 1/15/2029 (a)	11,337,595	15,125,031
3.38%, 4/15/2032	4,857,865	7,477,324
3.63%, 4/15/2028	17,847,200	26,567,164
3.88%, 4/15/2029	20,400,671	31,777,309

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $556,991,222)		609,496,428

	Shares
SHORT TERM INVESTMENTS — 1.5%
MONEY MARKET FUNDS — 1.5%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	8,390,661	8,390,661
State Street Institutional Liquid Reserves Fund 0.15% (c)(d)	508,895	508,895

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $8,899,556)		8,899,556

TOTAL INVESTMENTS — 100.8% (f)
(Cost $565,890,778)		618,395,984
OTHER ASSETS & LIABILITIES — (0.8)%		(4,766,167)

NET ASSETS — 100.0%		$613,629,817

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

76

SPDR Barclays Capital Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds
7.25%, 5/15/2016	$26,000	$33,343
7.50%, 11/15/2016	20,000	26,376
9.25%, 2/15/2016	6,000	8,101
9.88%, 11/15/2015	6,000	8,136
10.63%, 8/15/2015	4,000	5,449
11.25%, 2/15/2015	12,000	16,015
Treasury Notes
0.13%, 8/31/2013	63,000	62,893
0.13%, 9/30/2013	70,000	69,865
0.13%, 12/31/2013	95,000	94,770
0.25%, 10/31/2013	63,000	63,016
0.25%, 11/30/2013	68,000	68,008
0.25%, 9/15/2014	62,000	61,852
0.25%, 12/15/2014	65,000	64,787
0.38%, 6/30/2013	68,000	68,167
0.38%, 7/31/2013	68,000	68,159
0.38%, 11/15/2014	62,000	62,043
0.50%, 5/31/2013	68,000	68,288
0.50%, 10/15/2013	44,000	44,193
0.50%, 11/15/2013	48,000	48,228
0.50%, 8/15/2014	62,000	62,291
0.50%, 10/15/2014	62,000	62,257
0.63%, 1/31/2013	62,000	62,302
0.63%, 2/28/2013	58,000	58,297
0.63%, 4/30/2013	58,000	58,339
0.63%, 7/15/2014	62,000	62,480
0.75%, 3/31/2013	66,000	66,462
0.75%, 8/15/2013	57,000	57,483
0.75%, 9/15/2013	54,000	54,467
0.75%, 12/15/2013	36,000	36,351
0.75%, 6/15/2014	62,000	62,678
0.88%, 11/30/2016	65,000	65,196
1.00%, 7/15/2013	52,000	52,627
1.00%, 1/15/2014	28,000	28,416
1.00%, 5/15/2014	44,000	44,731
1.00%, 8/31/2016	68,000	68,741
1.00%, 9/30/2016	68,000	68,699
1.00%, 10/31/2016	68,000	68,657
1.13%, 6/15/2013	56,000	56,744
1.25%, 2/15/2014	34,000	34,699
1.25%, 3/15/2014	36,000	36,767
1.25%, 4/15/2014	40,000	40,870
1.25%, 8/31/2015	60,000	61,597
1.25%, 9/30/2015	60,000	61,561
1.25%, 10/31/2015	60,000	61,544
1.38%, 1/15/2013	72,000	72,891
1.38%, 2/15/2013	70,000	70,930
1.38%, 3/15/2013	70,000	71,002
1.38%, 5/15/2013	64,000	65,016
1.38%, 11/30/2015	58,000	59,771
1.50%, 12/31/2013	45,000	46,125
1.50%, 6/30/2016	62,000	64,120
1.50%, 7/31/2016	68,000	70,307
1.75%, 4/15/2013	66,000	67,317
1.75%, 1/31/2014	46,000	47,416
1.75%, 3/31/2014	52,000	53,708
1.75%, 7/31/2015	54,000	56,347
1.75%, 5/31/2016	44,000	46,013
1.88%, 2/28/2014	36,000	37,223
1.88%, 4/30/2014	54,000	55,970
1.88%, 6/30/2015	46,000	48,196
2.00%, 11/30/2013	38,000	39,262
2.00%, 1/31/2016	58,000	61,198
2.00%, 4/30/2016	44,000	46,461
2.13%, 11/30/2014	76,000	79,818
2.13%, 5/31/2015	64,000	67,559
2.13%, 12/31/2015	28,000	29,701
2.13%, 2/29/2016	30,000	31,832
2.25%, 5/31/2014	54,000	56,489
2.25%, 1/31/2015	68,000	71,837
2.25%, 3/31/2016	42,000	44,801
2.38%, 8/31/2014	66,000	69,525
2.38%, 9/30/2014	70,000	73,866
2.38%, 10/31/2014	64,000	67,605
2.38%, 2/28/2015	76,000	80,646
2.38%, 3/31/2016	30,000	32,129
2.50%, 3/31/2013	32,000	32,912
2.50%, 3/31/2015	78,000	83,168
2.50%, 4/30/2015	70,000	74,711
2.63%, 6/30/2014	62,000	65,535
2.63%, 7/31/2014	64,000	67,759
2.63%, 12/31/2014	70,000	74,654
2.63%, 2/29/2016	24,000	25,948
2.63%, 4/30/2016	26,000	28,134
2.75%, 2/28/2013	28,000	28,828
2.75%, 10/31/2013	40,000	41,808
2.75%, 11/30/2016	42,000	45,857
2.88%, 1/31/2013	28,000	28,813
3.00%, 8/31/2016	44,000	48,470
3.00%, 9/30/2016	46,000	50,714
3.13%, 4/30/2013	38,000	39,471
3.13%, 8/31/2013	42,000	44,007
3.13%, 9/30/2013	42,000	44,095
3.13%, 10/31/2016	50,000	55,450
3.25%, 5/31/2016	32,000	35,510
3.25%, 6/30/2016	31,000	34,430
3.25%, 7/31/2016	44,000	48,929
3.38%, 6/30/2013	38,000	39,791
3.38%, 7/31/2013	36,000	37,789
3.50%, 5/31/2013	34,000	35,571
3.63%, 5/15/2013	30,000	31,397
3.88%, 2/15/2013	32,000	33,314
4.00%, 2/15/2014	48,000	51,774
4.00%, 2/15/2015	50,000	55,535
4.13%, 5/15/2015	42,000	47,119
4.25%, 8/15/2013	52,000	55,372
4.25%, 11/15/2013	54,000	57,995
4.25%, 8/15/2014	40,000	44,062
4.25%, 11/15/2014	42,000	46,633
4.25%, 8/15/2015	48,000	54,402
4.50%, 11/15/2015	40,000	45,995
4.50%, 2/15/2016	38,000	43,939
4.63%, 11/15/2016	36,000	42,522
4.75%, 5/15/2014	46,000	50,808
4.88%, 8/15/2016	32,000	37,961

See accompanying notes to financial statements.

77

SPDR Barclays Capital Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

5.13%, 5/15/2016	$28,000	$33,325

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $5,957,787)		5,965,533

	Shares
SHORT TERM INVESTMENT — 2.9%
MONEY MARKET FUND — 2.9%
State Street Institutional Liquid Reserves Fund 0.15% (a)(b)(c) (Cost $173,115)	173,115	173,115

TOTAL INVESTMENTS — 102.2% (d)
(Cost $6,130,902)		6,138,648
OTHER ASSETS & LIABILITIES — (2.2)%		(130,910)

NET ASSETS — 100.0%		$6,007,738

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

78

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds
7.25%, 5/15/2016	$916,000	$1,174,715
7.50%, 11/15/2016 (a)	387,000	510,372
7.88%, 2/15/2021 (a)	200,000	305,166
8.00%, 11/15/2021	698,000	1,090,653
8.13%, 8/15/2019 (a)	443,000	658,728
8.13%, 5/15/2021 (a)	296,000	460,463
8.13%, 8/15/2021 (a)	297,000	465,037
8.50%, 2/15/2020 (a)	199,000	306,032
8.75%, 5/15/2017 (a)	307,000	432,732
8.75%, 5/15/2020 (a)	170,000	266,137
8.75%, 8/15/2020	299,000	471,436
8.88%, 8/15/2017 (a)	519,000	743,063
8.88%, 2/15/2019 (a)	303,000	459,372
9.00%, 11/15/2018 (a)	240,000	362,786
9.13%, 5/15/2018 (a)	325,000	484,734
9.25%, 2/15/2016 (a)	237,000	320,004
9.88%, 11/15/2015	279,000	378,344
10.63%, 8/15/2015	173,000	235,668
11.25%, 2/15/2015 (a)	528,000	704,653
Treasury Notes
0.13%, 8/31/2013	1,505,000	1,502,442
0.13%, 9/30/2013 (a)	1,019,000	1,017,033
0.13%, 12/31/2013	1,400,000	1,396,612
0.25%, 10/31/2013 (a)	1,019,000	1,019,255
0.25%, 11/30/2013 (a)	1,505,000	1,505,181
0.25%, 9/15/2014	1,015,000	1,012,584
0.25%, 12/15/2014	1,000,000	996,720
0.38%, 6/30/2013	1,700,000	1,704,165
0.38%, 7/31/2013 (a)	1,505,000	1,508,522
0.38%, 11/15/2014 (a)	1,015,000	1,015,710
0.50%, 5/31/2013	1,506,000	1,512,385
0.50%, 10/15/2013 (a)	1,326,000	1,331,821
0.50%, 11/15/2013 (a)	842,000	845,999
0.50%, 8/15/2014	1,307,000	1,313,130
0.50%, 10/15/2014	1,015,000	1,019,202
0.63%, 1/31/2013	1,503,000	1,510,319
0.63%, 2/28/2013	1,207,000	1,213,180
0.63%, 4/30/2013 (a)	1,500,000	1,508,775
0.63%, 7/15/2014	1,307,000	1,317,116
0.75%, 3/31/2013	1,797,000	1,809,579
0.75%, 8/15/2013 (a)	1,384,000	1,395,723
0.75%, 9/15/2013	1,778,000	1,793,380
0.75%, 12/15/2013	1,095,000	1,105,676
0.75%, 6/15/2014	1,501,000	1,517,421
0.88%, 11/30/2016 (a)	1,505,000	1,509,545
0.88%, 12/31/2016	600,000	601,044
1.00%, 7/15/2013	1,272,000	1,287,328
1.00%, 1/15/2014	992,000	1,006,731
1.00%, 5/15/2014	1,686,000	1,714,004
1.00%, 8/31/2016	1,505,000	1,521,405
1.00%, 9/30/2016 (a)	1,019,000	1,029,475
1.00%, 10/31/2016 (a)	1,019,000	1,028,844
1.13%, 6/15/2013 (a)	1,759,000	1,782,360
1.25%, 2/15/2014	997,000	1,017,498
1.25%, 3/15/2014 (a)	901,000	920,191
1.25%, 4/15/2014	1,000,000	1,021,760
1.25%, 8/31/2015 (a)	1,075,000	1,103,617
1.25%, 9/30/2015 (a)	1,811,000	1,858,122
1.25%, 10/31/2015	1,470,000	1,507,838
1.38%, 1/15/2013	1,937,000	1,960,961
1.38%, 2/15/2013	1,745,000	1,768,174
1.38%, 3/15/2013 (a)	1,749,000	1,774,046
1.38%, 5/15/2013	1,759,000	1,786,933
1.38%, 11/30/2015	1,514,000	1,560,238
1.38%, 9/30/2018	1,011,000	1,016,429
1.38%, 11/30/2018 (a)	1,011,000	1,014,326
1.38%, 12/31/2018	700,000	701,316
1.50%, 12/31/2013	1,248,000	1,279,187
1.50%, 6/30/2016	1,988,000	2,055,990
1.50%, 7/31/2016	1,505,000	1,556,049
1.50%, 8/31/2018	1,203,000	1,220,564
1.75%, 4/15/2013	1,555,000	1,586,022
1.75%, 1/31/2014	1,141,000	1,176,120
1.75%, 3/31/2014	1,267,000	1,308,621
1.75%, 7/31/2015	1,257,000	1,311,642
1.75%, 5/31/2016	1,491,000	1,559,228
1.75%, 10/31/2018	1,011,000	1,040,582
1.88%, 2/28/2014	1,016,000	1,050,524
1.88%, 4/30/2014	1,597,000	1,655,259
1.88%, 6/30/2015	1,252,000	1,311,770
1.88%, 8/31/2017 (a)	1,311,000	1,372,368
1.88%, 9/30/2017 (a)	1,112,000	1,162,518
1.88%, 10/31/2017	1,115,000	1,165,654
2.00%, 11/30/2013	1,361,000	1,406,185
2.00%, 1/31/2016	1,693,000	1,786,335
2.00%, 4/30/2016 (a)	1,004,000	1,060,164
2.00%, 11/15/2021	1,005,000	1,016,387
2.13%, 11/30/2014	2,168,000	2,276,899
2.13%, 5/31/2015	1,590,000	1,678,420
2.13%, 12/31/2015 (a)	797,000	845,426
2.13%, 2/29/2016 (a)	702,000	744,857
2.13%, 8/15/2021	3,493,000	3,582,351
2.25%, 5/31/2014	1,259,000	1,317,027
2.25%, 1/31/2015	1,352,000	1,428,293
2.25%, 3/31/2016 (a)	1,002,000	1,068,813
2.25%, 11/30/2017 (a)	855,000	912,208
2.25%, 7/31/2018	905,000	962,567
2.38%, 8/31/2014	1,825,000	1,922,473
2.38%, 9/30/2014 (a)	1,842,000	1,943,734
2.38%, 10/31/2014	1,792,000	1,892,944
2.38%, 2/28/2015	2,020,000	2,143,483
2.38%, 3/31/2016 (a)	868,000	929,593
2.38%, 7/31/2017	1,500,000	1,612,590
2.38%, 5/31/2018	994,000	1,066,065
2.38%, 6/30/2018	1,002,000	1,073,673
2.50%, 3/31/2013	834,000	857,777
2.50%, 3/31/2015 (a)	2,022,000	2,155,957
2.50%, 4/30/2015	1,920,000	2,049,216
2.50%, 6/30/2017 (a)	809,000	874,901
2.63%, 6/30/2014	1,602,000	1,693,330
2.63%, 7/31/2014	1,723,000	1,824,192
2.63%, 12/31/2014 (a)	1,739,000	1,854,609
2.63%, 2/29/2016	503,000	543,828
2.63%, 4/30/2016	877,000	948,993
2.63%, 1/31/2018 (a)	995,000	1,083,784
2.63%, 4/30/2018	797,000	867,861

See accompanying notes to financial statements.

79

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

2.63%, 8/15/2020	$2,576,000	$2,778,241
2.63%, 11/15/2020	3,243,000	3,491,544
2.75%, 2/28/2013	988,000	1,017,205
2.75%, 10/31/2013	1,175,000	1,228,110
2.75%, 11/30/2016	1,299,000	1,418,287
2.75%, 5/31/2017	903,000	988,415
2.75%, 12/31/2017 (a)	850,000	931,838
2.75%, 2/28/2018 (a)	990,000	1,085,654
2.75%, 2/15/2019	1,583,000	1,733,892
2.88%, 1/31/2013 (a)	850,000	874,692
2.88%, 3/31/2018 (a)	994,000	1,097,754
3.00%, 8/31/2016	1,083,000	1,193,011
3.00%, 9/30/2016	1,407,000	1,551,175
3.00%, 2/28/2017	1,209,000	1,337,214
3.13%, 4/30/2013 (a)	895,000	929,645
3.13%, 8/31/2013	1,332,000	1,395,656
3.13%, 9/30/2013	965,000	1,013,134
3.13%, 10/31/2016	816,000	904,936
3.13%, 1/31/2017 (a)	1,298,000	1,442,636
3.13%, 4/30/2017	902,000	1,004,711
3.13%, 5/15/2019 (a)	2,014,000	2,258,560
3.13%, 5/15/2021	2,811,000	3,138,706
3.25%, 5/31/2016 (a)	466,000	517,116
3.25%, 6/30/2016	960,000	1,066,205
3.25%, 7/31/2016 (a)	871,000	968,578
3.25%, 12/31/2016	908,000	1,013,982
3.25%, 3/31/2017	1,303,000	1,459,073
3.38%, 6/30/2013 (a)	748,000	783,261
3.38%, 7/31/2013	997,000	1,046,541
3.38%, 11/15/2019 (a)	2,107,000	2,402,212
3.50%, 5/31/2013	1,003,000	1,049,349
3.50%, 2/15/2018	1,392,000	1,587,325
3.50%, 5/15/2020	2,613,000	3,005,917
3.63%, 5/15/2013 (a)	327,000	342,225
3.63%, 8/15/2019 (a)	1,536,000	1,779,241
3.63%, 2/15/2020	3,252,000	3,771,507
3.63%, 2/15/2021	3,150,000	3,656,930
3.75%, 11/15/2018	1,747,000	2,032,215
3.88%, 2/15/2013 (a)	845,000	879,687
3.88%, 5/15/2018	857,000	999,768
4.00%, 2/15/2014	889,000	958,902
4.00%, 2/15/2015 (a)	1,613,000	1,791,543
4.00%, 8/15/2018	443,000	521,703
4.13%, 5/15/2015	915,000	1,026,529
4.25%, 8/15/2013	1,517,000	1,615,362
4.25%, 11/15/2013	1,150,000	1,235,077
4.25%, 8/15/2014	902,000	993,607
4.25%, 11/15/2014 (a)	718,000	797,203
4.25%, 8/15/2015	1,305,000	1,479,061
4.25%, 11/15/2017	1,084,000	1,280,486
4.50%, 11/15/2015	987,000	1,134,922
4.50%, 2/15/2016	1,236,000	1,429,187
4.50%, 5/15/2017	642,000	761,566
4.63%, 11/15/2016 (a)	997,000	1,177,636
4.63%, 2/15/2017	537,000	637,414
4.75%, 5/15/2014	1,241,000	1,370,722
4.75%, 8/15/2017	990,000	1,192,188
4.88%, 8/15/2016 (a)	1,092,000	1,295,429
5.13%, 5/15/2016	1,122,000	1,335,382

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $213,311,484)		224,641,310

	Shares
SHORT TERM INVESTMENTS — 16.9%
MONEY MARKET FUNDS — 16.9%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	33,418,011	33,418,011
State Street Institutional Liquid Reserves Fund 0.15% (c)(d)	4,718,974	4,718,974

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $38,136,985)		38,136,985

TOTAL INVESTMENTS — 116.2% (f)
(Cost $251,448,469)		262,778,295
OTHER ASSETS & LIABILITIES — (16.2)%		(36,648,797)

NET ASSETS — 100.0%		$226,129,498

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

80

SPDR Barclays Capital Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds
3.13%, 11/15/2041	$1,843,000	$1,930,966
3.50%, 2/15/2039	1,523,000	1,712,827
3.75%, 8/15/2041 (a)	2,637,000	3,100,875
3.88%, 8/15/2040	2,597,000	3,112,660
4.25%, 5/15/2039	1,812,000	2,304,683
4.25%, 11/15/2040 (a)	2,433,000	3,102,148
4.38%, 2/15/2038	923,000	1,193,273
4.38%, 11/15/2039	2,374,000	3,081,618
4.38%, 5/15/2040	2,445,000	3,175,566
4.38%, 5/15/2041	2,614,000	3,405,990
4.50%, 2/15/2036	1,340,000	1,753,537
4.50%, 5/15/2038	1,060,000	1,397,017
4.50%, 8/15/2039	1,748,000	2,311,083
4.63%, 2/15/2040 (a)	2,278,000	3,072,133
4.75%, 2/15/2037 (a)	743,000	1,008,972
4.75%, 2/15/2041	2,295,000	3,163,176
5.00%, 5/15/2037	840,000	1,181,720
5.25%, 11/15/2028 (a)	566,000	780,305
5.25%, 2/15/2029	567,000	783,407
5.38%, 2/15/2031 (a)	887,000	1,264,188
5.50%, 8/15/2028	481,000	678,984
6.00%, 2/15/2026	672,000	968,574
6.13%, 11/15/2027	977,000	1,451,685
6.13%, 8/15/2029	401,000	607,695
6.25%, 8/15/2023	1,059,000	1,515,185
6.25%, 5/15/2030	706,000	1,092,083
6.38%, 8/15/2027 (a)	361,000	547,157
6.50%, 11/15/2026	444,000	673,708
6.63%, 2/15/2027	362,000	557,049
6.75%, 8/15/2026 (a)	295,000	455,654
6.88%, 8/15/2025	523,000	805,342
7.13%, 2/15/2023	532,000	804,331
7.25%, 8/15/2022 (a)	502,000	759,767
7.50%, 11/15/2024 (a)	420,000	670,257
7.63%, 11/15/2022 (a)	270,000	420,447
7.63%, 2/15/2025	383,000	619,203

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $52,880,329)		55,463,265

	Shares
SHORT TERM INVESTMENTS — 10.4%
MONEY MARKET FUNDS — 10.4%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	5,650,588	5,650,588
State Street Institutional Liquid Reserves Fund 0.15% (c)(d)	161,048	161,048

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $5,811,636)		5,811,636

TOTAL INVESTMENTS — 109.4% (f)
(Cost $58,691,965)		61,274,901
OTHER ASSETS & LIABILITIES — (9.4)%		(5,257,602)

NET ASSETS — 100.0%		$56,017,299

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

81

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.9%
AEROSPACE & DEFENSE — 1.1%
General Dynamics Corp.:
4.25%, 5/15/2013	$500,000	$525,278
5.25%, 2/1/2014	950,000	1,036,920
Honeywell International, Inc. 4.25%, 3/1/2013	1,000,000	1,042,406
Northrop Grumman Corp. 3.70%, 8/1/2014	350,000	367,963
The Boeing Co.:
5.00%, 3/15/2014	250,000	273,127
5.13%, 2/15/2013	1,100,000	1,153,714

		4,399,408

AIR FREIGHT & LOGISTICS — 0.6%
FedEx Corp. 7.38%, 1/15/2014	250,000	278,783
GATX Corp. 8.75%, 5/15/2014	250,000	284,134
United Parcel Service, Inc.:
3.88%, 4/1/2014	700,000	749,331
4.50%, 1/15/2013	1,105,000	1,150,781

		2,463,029

AIRLINES — 0.0% (a)
Southwest Airlines Co. 5.25%, 10/1/2014	122,000	130,147

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
1.75%, 3/1/2014	250,000	252,331
4.88%, 9/15/2013	250,000	265,038

		517,369

AUTOMOBILES — 0.6%
Daimler Finance North America LLC 6.50%, 11/15/2013	1,250,000	1,358,944
PACCAR Financial Corp.:
1.55%, 9/29/2014	500,000	498,503
2.05%, 6/17/2013	300,000	303,261
PACCAR, Inc. 6.88%, 2/15/2014	250,000	279,010

		2,439,718

BEVERAGES — 3.1%
Anheuser-Busch InBev Worldwide, Inc.:
1.50%, 7/14/2014	1,600,000	1,613,485
2.50%, 3/26/2013	1,260,000	1,283,206
Bottling Group LLC 6.95%, 3/15/2014	1,000,000	1,125,657
Coca-Cola Enterprises, Inc. 1.13%, 11/12/2013	300,000	300,432
Coca-Cola HBC Finance BV 5.13%, 9/17/2013	350,000	367,109
Coca-Cola Refreshments USA, Inc. 7.38%, 3/3/2014	1,250,000	1,418,990
Diageo Capital PLC:
5.20%, 1/30/2013	1,000,000	1,047,833
7.38%, 1/15/2014	500,000	564,586
Diageo Finance BV 5.50%, 4/1/2013	250,000	264,270
PepsiAmericas, Inc. 4.38%, 2/15/2014	600,000	644,229
PepsiCo, Inc.:
0.88%, 10/25/2013	1,000,000	1,004,118
3.75%, 3/1/2014	700,000	743,300
4.65%, 2/15/2013	765,000	800,068
The Coca-Cola Co. 0.75%, 11/15/2013	1,000,000	1,000,063

		12,177,346

BIOTECHNOLOGY — 0.4%
Amgen, Inc. 4.85%, 11/18/2014	1,000,000	1,086,350
Biogen Idec, Inc. 6.00%, 3/1/2013	300,000	315,560

		1,401,910

BUILDING MATERIALS — 0.1%
CRH America, Inc. 5.30%, 10/15/2013	203,000	210,536

CAPITAL MARKETS — 5.9%
BlackRock, Inc. 3.50%, 12/10/2014	500,000	531,469
Morgan Stanley:
2.88%, 1/24/2014	1,750,000	1,670,917
2.88%, 7/28/2014	135,000	127,486
4.20%, 11/20/2014	1,000,000	958,962
4.75%, 4/1/2014	1,250,000	1,214,606
5.30%, 3/1/2013	2,015,000	2,025,102
6.00%, 5/13/2014	2,600,000	2,619,014
Northern Trust Corp. 5.50%, 8/15/2013	500,000	534,041
TD Ameritrade Holding Corp. 2.95%, 12/1/2012	250,000	253,868
The Bank of New York Mellon Corp.:
4.30%, 5/15/2014	1,800,000	1,927,393
5.13%, 8/27/2013	900,000	957,006
The Bear Stearns Cos. LLC 5.70%, 11/15/2014	1,000,000	1,084,888
The Charles Schwab Corp. 4.95%, 6/1/2014	700,000	756,026
The Goldman Sachs Group, Inc.:
4.75%, 7/15/2013	500,000	505,188
5.15%, 1/15/2014	1,000,000	1,015,200
5.25%, 4/1/2013	1,050,000	1,062,624
5.25%, 10/15/2013	2,850,000	2,898,577
5.50%, 11/15/2014	1,250,000	1,284,554
6.00%, 5/1/2014	1,500,000	1,550,487

		22,977,408

CHEMICALS — 1.7%
Airgas, Inc. 2.85%, 10/1/2013	250,000	254,513
E.I. du Pont de Nemours & Co.:
1.75%, 3/25/2014	500,000	510,920
5.00%, 1/15/2013	436,000	455,620
5.00%, 7/15/2013	750,000	799,316
ICI Wilmington, Inc. 5.63%, 12/1/2013	500,000	530,052

See accompanying notes to financial statements.

82

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Potash Corp. of Saskatchewan, Inc.:
4.88%, 3/1/2013	$250,000	$261,066
5.25%, 5/15/2014	150,000	163,751
PPG Industries, Inc. 5.75%, 3/15/2013	475,000	500,801
Praxair, Inc.:
2.13%, 6/14/2013	350,000	356,958
3.95%, 6/1/2013	350,000	365,516
The Dow Chemical Co. 7.60%, 5/15/2014	1,600,000	1,812,042
The Sherwin-Williams Co. 3.13%, 12/15/2014	500,000	526,197

		6,536,752

COMMERCIAL BANKS — 13.3%
Abbey National Treasury Services PLC/London 2.88%, 4/25/2014	250,000	230,473
American Express Bank FSB 5.50%, 4/16/2013	1,000,000	1,043,768
Bank of Montreal:
1.75%, 4/29/2014	250,000	253,366
2.13%, 6/28/2013	750,000	763,061
Bank of Nova Scotia:
2.25%, 1/22/2013	1,125,000	1,140,403
2.38%, 12/17/2013	1,250,000	1,278,465
Barclays Bank PLC:
2.38%, 1/13/2014	1,000,000	977,873
2.50%, 1/23/2013	1,015,000	1,010,814
5.20%, 7/10/2014	1,750,000	1,807,939
BB&T Corp.:
2.05%, 4/28/2014	800,000	808,877
3.38%, 9/25/2013	500,000	516,875
BBVA US Senior SAU 3.25%, 5/16/2014	1,050,000	985,551
Canadian Imperial Bank of Commerce/Canada 1.45%, 9/13/2013	850,000	849,333
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 1.85%, 1/10/2014	1,000,000	994,836
Credit Suisse of New York, NY:
2.20%, 1/14/2014	1,600,000	1,560,628
5.00%, 5/15/2013	3,000,000	3,073,997
5.50%, 5/1/2014	1,700,000	1,759,555
Deutsche Bank AG:
2.38%, 1/11/2013	1,315,000	1,306,782
4.88%, 5/20/2013	1,850,000	1,887,924
Deutsche Bank AG London 3.88%, 8/18/2014	1,650,000	1,687,820
Fifth Third Bancorp 6.25%, 5/1/2013	600,000	630,950
HSBC Bank USA NA 4.63%, 4/1/2014	750,000	767,058
HSBC Finance Corp.:
4.75%, 7/15/2013	500,000	510,434
5.25%, 1/15/2014	1,000,000	1,022,026
Key Bank NA 5.80%, 7/1/2014	1,050,000	1,114,787
Mercantile Bankshares Corp. 4.63%, 4/15/2013	450,000	467,601
National City Bank 4.63%, 5/1/2013	250,000	260,000
PNC Funding Corp. 5.40%, 6/10/2014	750,000	816,806
Royal Bank of Canada:
1.13%, 1/15/2014	500,000	500,133
1.45%, 10/30/2014	1,000,000	1,001,606
2.10%, 7/29/2013	1,000,000	1,017,228
2.25%, 3/15/2013	205,000	207,233
SouthTrust Corp. 5.80%, 6/15/2014	750,000	799,129
The Royal Bank of Scotland PLC:
3.25%, 1/11/2014	500,000	474,453
3.40%, 8/23/2013	1,250,000	1,212,120
The Toronto-Dominion Bank 1.38%, 7/14/2014	650,000	653,453
UFJ Finance Aruba AEC 6.75%, 7/15/2013	505,000	532,775
Union Bank NA 2.13%, 12/16/2013	500,000	505,556
US Bancorp:
1.38%, 9/13/2013	750,000	752,873
2.00%, 6/14/2013	1,000,000	1,012,259
2.88%, 11/20/2014	500,000	517,021
4.20%, 5/15/2014	500,000	533,615
US Bank NA 6.30%, 2/4/2014	1,500,000	1,631,073
Wachovia Bank 4.80%, 11/1/2014	500,000	528,975
Wachovia Corp.:
4.88%, 2/15/2014	500,000	524,258
5.25%, 8/1/2014	500,000	532,735
5.50%, 5/1/2013	2,750,000	2,898,497
5.70%, 8/1/2013	50,000	53,235
Wells Fargo & Co.:
3.75%, 10/1/2014	1,950,000	2,045,542
4.38%, 1/31/2013	515,000	532,517
4.95%, 10/16/2013	2,250,000	2,368,359
Westpac Banking Corp. 2.10%, 8/2/2013	1,600,000	1,608,799

		51,971,446

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Avery Dennison Corp. 4.88%, 1/15/2013	250,000	259,333
Block Financial LLC 7.88%, 1/15/2013	405,000	418,162
Pitney Bowes, Inc.:
3.88%, 6/15/2013	500,000	512,678
4.88%, 8/15/2014	300,000	318,661

		1,508,834

COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.:
1.63%, 3/14/2014	1,250,000	1,270,768
2.90%, 11/17/2014	400,000	421,951

		1,692,719

See accompanying notes to financial statements.

83

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

COMPUTERS & PERIPHERALS — 3.3%
Dell, Inc.:
1.40%, 9/10/2013	$250,000	$251,267
4.70%, 4/15/2013	500,000	522,989
5.63%, 4/15/2014	500,000	547,271
Hewlett-Packard Co.:
1.25%, 9/13/2013	1,250,000	1,235,501
1.55%, 5/30/2014	1,000,000	983,365
4.50%, 3/1/2013	1,565,000	1,611,757
4.75%, 6/2/2014	500,000	526,704
6.13%, 3/1/2014	1,000,000	1,081,200
HP Enterprise Services LLC, Series B 6.00%, 8/1/2013	600,000	637,728
International Business Machines Corp.:
0.88%, 10/31/2014	1,500,000	1,494,287
1.00%, 8/5/2013	1,000,000	1,004,009
1.25%, 5/12/2014	575,000	580,211
2.10%, 5/6/2013	750,000	765,615
6.50%, 10/15/2013	1,150,000	1,265,167
Lexmark International, Inc. 5.90%, 6/1/2013	350,000	364,975

		12,872,046

CONSUMER FINANCE — 1.2%
Caterpillar Financial Services Corp.:
1.38%, 5/20/2014	813,000	821,867
1.55%, 12/20/2013	750,000	759,546
1.65%, 4/1/2014	200,000	202,832
2.00%, 4/5/2013	155,000	157,433
4.60%, 1/15/2014	500,000	535,062
4.90%, 8/15/2013	1,000,000	1,068,523
6.13%, 2/17/2014	1,000,000	1,106,233

		4,651,496

DIVERSIFIED FINANCIAL SERVICES — 18.0%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	1,500,000	1,580,414
American Express Co. 7.25%, 5/20/2014	600,000	669,121
American Express Credit Corp.:
5.13%, 8/25/2014	1,250,000	1,336,520
5.88%, 5/2/2013	1,300,000	1,366,109
7.30%, 8/20/2013	2,200,000	2,383,095
Bank of America Corp.:
4.75%, 8/15/2013	500,000	496,924
4.88%, 1/15/2013	1,750,000	1,759,263
4.90%, 5/1/2013	1,750,000	1,749,962
5.38%, 6/15/2014	600,000	596,766
7.38%, 5/15/2014	2,000,000	2,052,589
Boeing Capital Corp. 5.80%, 1/15/2013	255,000	268,721
BP Capital Markets PLC:
3.63%, 5/8/2014	1,250,000	1,315,272
5.25%, 11/7/2013	2,450,000	2,624,115
Capital One Bank USA NA 6.50%, 6/13/2013	350,000	369,569
Capital One Financial Corp.:
2.13%, 7/15/2014	350,000	345,416
6.25%, 11/15/2013	250,000	266,340
7.38%, 5/23/2014	1,200,000	1,318,571
Citigroup, Inc.:
5.00%, 9/15/2014	2,700,000	2,658,842
5.13%, 5/5/2014	750,000	760,079
5.50%, 4/11/2013	3,050,000	3,110,188
5.50%, 10/15/2014	1,250,000	1,281,941
5.85%, 7/2/2013	500,000	515,230
6.00%, 12/13/2013	1,000,000	1,032,463
6.38%, 8/12/2014	2,000,000	2,090,794
6.50%, 8/19/2013	2,700,000	2,799,183
CME Group, Inc. 5.75%, 2/15/2014	1,000,000	1,089,269
Credit Suisse USA, Inc. 5.50%, 8/15/2013	350,000	363,196
Franklin Resources, Inc. 2.00%, 5/20/2013	360,000	364,211
General Electric Capital Corp.:
1.88%, 9/16/2013	2,000,000	2,019,470
2.10%, 1/7/2014	1,500,000	1,515,965
2.80%, 1/8/2013	1,495,000	1,523,044
4.80%, 5/1/2013	3,750,000	3,925,601
5.45%, 1/15/2013	2,040,000	2,134,743
5.50%, 6/4/2014	500,000	542,309
5.65%, 6/9/2014	500,000	543,077
5.90%, 5/13/2014	1,500,000	1,637,744
JPMorgan Chase & Co.:
1.65%, 9/30/2013	700,000	702,443
2.05%, 1/24/2014	2,000,000	1,997,507
4.65%, 6/1/2014	1,500,000	1,580,139
4.75%, 5/1/2013	1,500,000	1,567,211
5.13%, 9/15/2014	1,500,000	1,567,780
5.75%, 1/2/2013	1,300,000	1,348,866
Mellon Funding Corp. 5.20%, 5/15/2014	49,000	53,556
Merrill Lynch & Co., Inc.:
5.00%, 2/3/2014	1,050,000	1,030,382
5.45%, 2/5/2013	1,220,000	1,225,759
6.15%, 4/25/2013	1,500,000	1,510,251
National Rural Utilities Cooperative Finance Corp.:
1.13%, 11/1/2013	500,000	500,256
5.50%, 7/1/2013	750,000	799,001
NYSE Euronext 4.80%, 6/28/2013	500,000	524,655
SLM Corp.:
5.00%, 10/1/2013	950,000	950,000
5.38%, 5/15/2014	600,000	594,000
The Western Union Co. 6.50%, 2/26/2014	850,000	920,574
Toyota Motor Credit Corp.:
1.25%, 11/17/2014	120,000	120,468
1.38%, 8/12/2013	1,150,000	1,160,644
UBS AG of Stamford, CT:
2.25%, 8/12/2013	1,000,000	984,438
2.25%, 1/28/2014	500,000	488,942
2.75%, 1/8/2013	255,000	253,739

		70,286,727

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
British Telecommunications PLC 5.15%, 1/15/2013	580,000	601,453

See accompanying notes to financial statements.

84

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Qwest Communications International, Inc. 7.50%, 2/15/2014	$500,000	$500,000
Telefonica Emisiones SAU 5.86%, 2/4/2013	505,000	509,524
Verizon Communications, Inc.:
1.95%, 3/28/2014	1,250,000	1,275,922
4.35%, 2/15/2013	900,000	935,136

		3,822,035

ELECTRIC UTILITIES — 3.7%
Baltimore Gas & Electric Co. 6.13%, 7/1/2013	250,000	268,010
CenterPoint Energy Houston Electric LLC, Series J 5.70%, 3/15/2013	500,000	527,171
Commonwealth Edison Co. 1.63%, 1/15/2014	500,000	503,140
Consolidated Edison Co. of New York, Inc.:
4.88%, 2/1/2013	345,000	359,379
5.55%, 4/1/2014	250,000	273,996
Consumers Energy Co., Series D 5.38%, 4/15/2013	114,000	119,997
Dominion Resources, Inc. 5.00%, 3/15/2013	250,000	261,806
Duke Energy Carolinas LLC 5.75%, 11/15/2013	250,000	271,253
Duke Energy Corp.:
3.95%, 9/15/2014	500,000	533,565
6.30%, 2/1/2014	500,000	551,631
Duke Energy Indiana, Inc. 5.00%, 9/15/2013	250,000	265,782
Exelon Generation Co. LLC 5.35%, 1/15/2014	400,000	427,785
Florida Power Corp. 4.80%, 3/1/2013	150,000	156,599
Georgia Power Co.:
1.30%, 9/15/2013	1,000,000	1,007,659
6.00%, 11/1/2013	500,000	544,849
NextEra Energy Capital Holdings, Inc. 5.35%, 6/15/2013	772,000	815,244
Nisource Finance Corp.:
5.40%, 7/15/2014	600,000	652,402
6.15%, 3/1/2013	230,000	241,639
Northeast Utilities 5.65%, 6/1/2013	150,000	157,831
Ohio Power Co. 5.50%, 2/15/2013	250,000	261,522
Ohio Power Co., Series L 5.75%, 9/1/2013	250,000	266,363
Oncor Electric Delivery Co. LLC 5.95%, 9/1/2013	500,000	537,367
Pacific Gas & Electric Co. 6.25%, 12/1/2013	125,000	136,682
Peco Energy Co. 5.00%, 10/1/2014	50,000	54,893
PG&E Corp. 5.75%, 4/1/2014	1,000,000	1,086,414
PPL Energy Supply LLC:
5.40%, 8/15/2014	350,000	380,603
6.30%, 7/15/2013	250,000	265,829
Progress Energy, Inc. 6.05%, 3/15/2014	500,000	552,481
PSEG Power LLC:
2.50%, 4/15/2013	605,000	615,051
5.00%, 4/1/2014	350,000	372,486
Public Service Electric & Gas Co. 0.85%, 8/15/2014	345,000	343,115
Sierra Pacific Power Co., Series Q 5.45%, 9/1/2013	250,000	266,632
Southern California Edison Co. 4.15%, 9/15/2014	100,000	107,242
Southern California Edison Co., Series 0 5.00%, 1/15/2014	500,000	540,668
The Cleveland Electric Illuminating Co. 5.65%, 12/15/2013	250,000	268,178
The Dayton Power & Light Co. 5.13%, 10/1/2013	200,000	213,382
The Detroit Edison Co. 6.40%, 10/1/2013	250,000	272,685
Wisconsin Electric Power Co. 4.50%, 5/15/2013	100,000	104,272

		14,585,603

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 5.63%, 11/15/2013	500,000	546,245
Roper Industries, Inc. 6.63%, 8/15/2013	400,000	432,074

		978,319

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Agilent Technologies, Inc. 2.50%, 7/15/2013	250,000	252,847

FOOD & STAPLES RETAILING — 2.1%
CVS Caremark Corp. 4.88%, 9/15/2014	500,000	547,196
Safeway, Inc. 6.25%, 3/15/2014	500,000	551,762
Target Corp.:
1.13%, 7/18/2014	385,000	389,009
4.00%, 6/15/2013	335,000	351,498
5.13%, 1/15/2013	250,000	261,975
The Kroger Co. 5.00%, 4/15/2013	1,000,000	1,047,166
Wal-Mart Stores, Inc.:
0.75%, 10/25/2013	750,000	754,113
1.63%, 4/15/2014	500,000	510,921
3.20%, 5/15/2014	500,000	529,820
4.25%, 4/15/2013	650,000	681,734
4.55%, 5/1/2013	1,750,000	1,844,141
Walgreen Co. 4.88%, 8/1/2013	900,000	959,847

		8,429,182

See accompanying notes to financial statements.

85

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

FOOD PRODUCTS — 1.9%
Bunge Ltd. Finance Corp.:
5.35%, 4/15/2014	$250,000	$263,676
5.88%, 5/15/2013	287,000	300,388
Campbell Soup Co. 4.88%, 10/1/2013	250,000	266,776
ConAgra Foods, Inc. 5.88%, 4/15/2014	600,000	656,527
Delhaize Group SA 5.88%, 2/1/2014	250,000	270,672
General Mills, Inc.:
1.55%, 5/16/2014	250,000	251,680
5.25%, 8/15/2013	400,000	426,301
H.J. Heinz Co. 5.35%, 7/15/2013	350,000	373,768
Kellogg Co. 4.25%, 3/6/2013	455,000	472,599
Kraft Foods, Inc.:
2.63%, 5/8/2013	1,000,000	1,019,782
6.00%, 2/11/2013	500,000	526,996
6.75%, 2/19/2014	600,000	669,085
Sara Lee Corp. 3.88%, 6/15/2013	500,000	513,404
The Hershey Co. 5.00%, 4/1/2013	200,000	210,176
Tyson Foods, Inc. 10.50%, 3/1/2014	500,000	576,209
Unilever Capital Corp. 3.65%, 2/15/2014	500,000	529,796

		7,327,835

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Baxter International, Inc. 1.80%, 3/15/2013	705,000	714,747
Boston Scientific Corp. 5.45%, 6/15/2014	646,000	686,789
CareFusion Corp. 5.13%, 8/1/2014	500,000	541,354
Covidien International Finance SA 1.88%, 6/15/2013	500,000	505,604
Hospira, Inc. 5.90%, 6/15/2014	350,000	377,630
Medtronic, Inc. 4.50%, 3/15/2014	550,000	591,108
St Jude Medical, Inc.:
2.20%, 9/15/2013	500,000	508,868
3.75%, 7/15/2014	250,000	264,849
Zimmer Holdings, Inc. 1.40%, 11/30/2014	200,000	200,502

		4,391,451

HEALTH CARE PROVIDERS & SERVICES — 0.8%
Cardinal Health, Inc. 5.50%, 6/15/2013	250,000	265,289
Coventry Health Care, Inc. 6.30%, 8/15/2014	350,000	383,900
Express Scripts, Inc. 6.25%, 6/15/2014	1,100,000	1,200,064
Laboratory Corp. of America Holdings 5.50%, 2/1/2013	250,000	260,989
UnitedHealth Group, Inc.:
4.88%, 2/15/2013	360,000	375,333
5.00%, 8/15/2014	350,000	383,162
WellPoint, Inc. 6.00%, 2/15/2014	200,000	218,674

		3,087,411

HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald’s Corp. 4.30%, 3/1/2013	500,000	521,793

HOUSEHOLD DURABLES — 0.2%
Whirlpool Corp. 8.60%, 5/1/2014	607,000	683,570

HOUSEHOLD PRODUCTS — 0.8%
Clorox Co. 5.00%, 3/1/2013	250,000	260,980
Colgate-Palmolive Co. 1.25%, 5/1/2014	350,000	354,351
Fortune Brands, Inc. 6.38%, 6/15/2014	162,000	176,811
Kimberly-Clark Corp. 5.00%, 8/15/2013	250,000	267,238
Newell Rubbermaid, Inc. 5.50%, 4/15/2013	350,000	367,351
The Procter & Gamble Co.:
0.70%, 8/15/2014	750,000	752,304
4.95%, 8/15/2014	850,000	942,244

		3,121,279

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 5.75%, 12/15/2013	500,000	538,817

INDUSTRIAL CONGLOMERATES — 1.2%
3M Co. 4.38%, 8/15/2013	750,000	796,936
General Electric Co. 5.00%, 2/1/2013	2,785,000	2,904,817
Koninklijke Philips Electronics NV 4.63%, 3/11/2013	360,000	375,467
Tyco International Finance SA:
4.13%, 10/15/2014	100,000	106,684
6.00%, 11/15/2013	500,000	541,409

		4,725,313

INSURANCE — 3.8%
ACE INA Holdings, Inc. 5.88%, 6/15/2014	715,000	789,005
Aegon NV 4.75%, 6/1/2013	350,000	357,708
American International Group, Inc.:
3.65%, 1/15/2014	500,000	483,667
4.25%, 5/15/2013	300,000	297,050
4.25%, 9/15/2014	1,050,000	1,017,042
Assurant, Inc. 5.63%, 2/15/2014	150,000	156,578
Berkshire Hathaway Finance Corp.:
1.50%, 1/10/2014	1,250,000	1,262,202
4.60%, 5/15/2013	500,000	525,546
5.00%, 8/15/2013	1,750,000	1,863,908

See accompanying notes to financial statements.

86

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Berkshire Hathaway, Inc. 2.13%, 2/11/2013	$510,000	$518,048
Chubb Corp. 5.20%, 4/1/2013	260,000	271,543
Genworth Financial, Inc. 5.75%, 6/15/2014	500,000	500,000
Hartford Financial Services Group, Inc. 4.63%, 7/15/2013	250,000	255,886
Jefferson-Pilot Corp. 4.75%, 1/30/2014	250,000	260,752
Marsh & McLennan Cos, Inc. 4.85%, 2/15/2013	350,000	361,219
MetLife, Inc.:
2.38%, 2/6/2014	500,000	505,766
5.00%, 11/24/2013	500,000	531,669
5.50%, 6/15/2014	250,000	271,731
Principal Financial Group, Inc. 7.88%, 5/15/2014	350,000	389,948
Principal Life Income Funding Trusts 5.30%, 4/24/2013	500,000	523,300
Prudential Financial, Inc.:
2.75%, 1/14/2013	55,000	55,649
4.50%, 7/15/2013	500,000	518,873
4.75%, 4/1/2014	670,000	706,349
5.10%, 9/20/2014	750,000	802,734
5.15%, 1/15/2013	155,000	160,652
The Allstate Corp. 5.00%, 8/15/2014	490,000	530,478
Travelers Property Casualty Corp. 5.00%, 3/15/2013	255,000	265,785
XL Group PLC 5.25%, 9/15/2014	500,000	526,183

		14,709,271

INTERNET SOFTWARE & SERVICES — 0.3%
eBay, Inc. 0.88%, 10/15/2013	350,000	350,486
Google, Inc. 1.25%, 5/19/2014	800,000	810,157

		1,160,643

IT SERVICES — 0.2%
Computer Sciences Corp., Series W 5.50%, 3/15/2013	660,000	661,873

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. 6.13%, 5/15/2014	350,000	388,938
Mattel, Inc. 5.63%, 3/15/2013	250,000	262,279

		651,217

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Life Technologies Corp. 3.38%, 3/1/2013	400,000	406,552
Thermo Fisher Scientific, Inc. 2.05%, 2/21/2014	620,000	635,577

		1,042,129

MACHINERY — 1.6%
Black & Decker Corp. 4.75%, 11/1/2014	245,000	264,436
Caterpillar, Inc. 1.38%, 5/27/2014	460,000	464,509
Danaher Corp. 1.30%, 6/23/2014	455,000	461,000
Eaton Corp. 4.90%, 5/15/2013	350,000	368,817
Illinois Tool Works, Inc. 5.15%, 4/1/2014	500,000	548,259
Ingersoll-Rand Global Holding Co., Ltd.:
6.00%, 8/15/2013	645,000	688,677
9.50%, 4/15/2014	250,000	289,823
John Deere Capital Corp.:
1.25%, 12/2/2014	350,000	352,897
1.60%, 3/3/2014	500,000	508,467
1.88%, 6/17/2013	1,400,000	1,424,969
4.50%, 4/3/2013	600,000	628,085
Stanley Black & Decker, Inc. 6.15%, 10/1/2013	250,000	267,985

		6,267,924

MEDIA — 3.8%
CBS Corp. 8.20%, 5/15/2014	270,000	307,800
Comcast Cable Communications Holdings, Inc. 8.38%, 3/15/2013	1,236,000	1,345,772
Comcast Cable Communications LLC 7.13%, 6/15/2013	750,000	811,684
Comcast Corp. 5.30%, 1/15/2014	500,000	537,886
Cox Communications, Inc.:
4.63%, 6/1/2013	750,000	785,464
5.45%, 12/15/2014	1,000,000	1,105,756
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 4.75%, 10/1/2014	1,023,000	1,103,253
Historic TW, Inc. 9.13%, 1/15/2013	243,000	262,698
NBCUniversal Media LLC 2.10%, 4/1/2014	500,000	505,922
News America, Inc. 9.25%, 2/1/2013	250,000	269,331
Reed Elsevier Capital, Inc. 7.75%, 1/15/2014	250,000	279,314
The Walt Disney Co.:
0.88%, 12/1/2014	600,000	600,918
4.50%, 12/15/2013	743,000	797,038
Thomson Reuters Corp.:
5.70%, 10/1/2014	500,000	552,619
5.95%, 7/15/2013	500,000	533,351
Time Warner Cable, Inc.:
6.20%, 7/1/2013	1,390,000	1,484,470
7.50%, 4/1/2014	500,000	560,637
8.25%, 2/14/2014	650,000	732,249
Turner Broadcasting System, Inc. 8.38%, 7/1/2013	250,000	275,216
Viacom, Inc. 4.38%, 9/15/2014	650,000	697,350
WPP Finance UK:
5.88%, 6/15/2014	750,000	798,618

See accompanying notes to financial statements.

87

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

8.00%, 9/15/2014	$350,000	$392,587

		14,739,933

METALS & MINING — 2.5%
Alcoa, Inc. 6.00%, 7/15/2013	350,000	371,678
ArcelorMittal 5.38%, 6/1/2013	750,000	766,674
ArcelorMittal USA, Inc. 6.50%, 4/15/2014	500,000	527,472
Barrick Gold Corp. 1.75%, 5/30/2014	550,000	553,744
Barrick Gold Finance Co. 4.88%, 11/15/2014	200,000	217,948
Barrick Gold Finance Co. LLC 6.13%, 9/15/2013	350,000	378,718
BHP Billiton Finance USA, Ltd.:
1.13%, 11/21/2014	1,000,000	1,001,792
4.80%, 4/15/2013	500,000	526,608
5.50%, 4/1/2014	1,000,000	1,097,225
Nucor Corp. 5.00%, 6/1/2013	165,000	174,028
Rio Tinto Alcan, Inc. 4.50%, 5/15/2013	1,050,000	1,095,587
Rio Tinto Finance USA, Ltd. 8.95%, 5/1/2014	1,500,000	1,752,908
Teck Resources Ltd. 9.75%, 5/15/2014	500,000	587,890
WMC Finance USA, Ltd. 5.13%, 5/15/2013	750,000	794,210

		9,846,482

MULTI-UTILITIES — 1.2%
Ameren Corp. 8.88%, 5/15/2014	400,000	450,830
CenterPoint Energy Resources Corp. 7.88%, 4/1/2013	500,000	540,310
Dominion Resources, Inc. 1.80%, 3/15/2014	500,000	508,572
DTE Energy Co. 7.63%, 5/15/2014	185,000	211,018
Midamerican Energy Holdings Co. 5.00%, 2/15/2014	850,000	913,534
Sempra Energy:
2.00%, 3/15/2014	750,000	759,541
8.90%, 11/15/2013	350,000	392,101
Veolia Environnement 5.25%, 6/3/2013	840,000	884,804

		4,660,710

MULTILINE RETAIL — 0.3%
Macy’s Retail Holdings, Inc. 5.75%, 7/15/2014	619,000	664,834
Nordstrom, Inc. 6.75%, 6/1/2014	500,000	560,011

		1,224,845

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
5.65%, 5/15/2013	500,000	525,988
8.25%, 5/15/2014	450,000	510,760

		1,036,748

OIL, GAS & CONSUMABLE FUELS — 5.0%
Anadarko Petroleum Corp.:
5.75%, 6/15/2014	150,000	162,054
7.63%, 3/15/2014	500,000	556,206
Apache Corp. 6.00%, 9/15/2013	600,000	652,776
Atmos Energy Corp. 5.13%, 1/15/2013	255,000	264,501
Canadian Natural Resources, Ltd. 5.15%, 2/1/2013	335,000	349,395
Cenovus Energy, Inc. 4.50%, 9/15/2014	500,000	538,761
Chevron Corp. 3.95%, 3/3/2014	1,250,000	1,337,088
ConocoPhillips:
4.40%, 5/15/2013	750,000	787,862
4.75%, 2/1/2014	1,050,000	1,135,246
ConocoPhillips Australia Funding Co. 5.50%, 4/15/2013	300,000	318,455
Consolidated Natural Gas Co. 5.00%, 12/1/2014	150,000	165,325
Devon Energy Corp. 5.63%, 1/15/2014	500,000	544,304
Diamond Offshore Drilling, Inc. 5.15%, 9/1/2014	125,000	136,325
EnCana Corp. 4.75%, 10/15/2013	350,000	367,475
EnCana Holdings Finance Corp. 5.80%, 5/1/2014	850,000	923,012
Energy Transfer Partners LP 8.50%, 4/15/2014	350,000	392,153
Enterprise Products Operating LLC:
5.65%, 4/1/2013	800,000	837,912
9.75%, 1/31/2014	150,000	172,532
EOG Resources, Inc. 6.13%, 10/1/2013	500,000	543,908
Hess Corp. 7.00%, 2/15/2014	300,000	331,921
Husky Energy, Inc. 5.90%, 6/15/2014	725,000	789,468
Kinder Morgan Energy Partners LP 5.00%, 12/15/2013	400,000	424,511
Magellan Midstream Partners LP 6.45%, 6/1/2014	250,000	277,921
NuStar Pipeline Operating Partnership LP 5.88%, 6/1/2013	250,000	262,036
Occidental Petroleum Corp. 1.45%, 12/13/2013	350,000	355,098
Petro-Canada 4.00%, 7/15/2013	250,000	258,903
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/2013	250,000	267,061
Shell International Finance BV:
1.88%, 3/25/2013	1,765,000	1,795,971
4.00%, 3/21/2014	1,500,000	1,608,542

See accompanying notes to financial statements.

88

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Spectra Energy Capital LLC:
5.67%, 8/15/2014	$500,000	$545,784
6.25%, 2/15/2013	244,000	256,293
Total Capital Canada, Ltd. 1.63%, 1/28/2014	500,000	507,313
TransCanada PipeLines, Ltd. 4.00%, 6/15/2013	205,000	213,267
Transocean, Inc. 5.25%, 3/15/2013	300,000	307,214
Weatherford International, Ltd.:
4.95%, 10/15/2013	200,000	209,242
5.15%, 3/15/2013	543,000	561,629
XTO Energy, Inc. 5.75%, 12/15/2013	250,000	273,981

		19,431,445

PAPER & FOREST PRODUCTS — 0.1%
International Paper Co. 7.40%, 6/15/2014	250,000	280,193

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 5.63%, 3/1/2014	500,000	531,517

PHARMACEUTICALS — 4.3%
Abbott Laboratories 4.35%, 3/15/2014	250,000	270,154
AstraZeneca PLC 5.40%, 6/1/2014	550,000	606,775
Bristol-Myers Squibb Co. 5.25%, 8/15/2013	150,000	160,744
Eli Lilly & Co. 4.20%, 3/6/2014	932,000	1,000,107
GlaxoSmithKline Capital, Inc.:
4.38%, 4/15/2014	400,000	431,304
4.85%, 5/15/2013	2,150,000	2,275,693
Johnson & Johnson:
1.20%, 5/15/2014	1,425,000	1,444,709
3.80%, 5/15/2013	246,000	257,272
McKesson Corp.:
5.25%, 3/1/2013	500,000	524,600
6.50%, 2/15/2014	250,000	277,612
Medco Health Solutions, Inc.:
6.13%, 3/15/2013	350,000	368,192
7.25%, 8/15/2013	250,000	270,854
Merck & Co, Inc. 5.30%, 12/1/2013	1,000,000	1,090,505
Novartis Capital Corp.:
1.90%, 4/24/2013	2,025,000	2,060,827
4.13%, 2/10/2014	850,000	906,899
Sanofi:
1.20%, 9/30/2014	650,000	653,305
1.63%, 3/28/2014	600,000	608,801
Teva Pharmaceutical Finance III 1.70%, 3/21/2014	250,000	251,023
Teva Pharmaceutical Finance IV LLC 1.70%, 11/10/2014	700,000	703,668
Wyeth:
5.50%, 3/15/2013	1,005,000	1,065,357
5.50%, 2/1/2014	1,500,000	1,641,697

		16,870,098

PIPELINES — 0.2%
Buckeye Partners LP 4.63%, 7/15/2013	350,000	362,789
Enbridge, Inc. 5.80%, 6/15/2014	285,000	311,456

		674,245

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Duke Realty LP:
5.40%, 8/15/2014	200,000	211,173
6.25%, 5/15/2013	350,000	364,461
ERP Operating LP:
5.20%, 4/1/2013	250,000	257,631
5.25%, 9/15/2014	500,000	530,854
HCP, Inc. 2.70%, 2/1/2014	560,000	558,735
Hospitality Properties Trust 7.88%, 8/15/2014	350,000	377,879
Nationwide Health Properties, Inc. 6.25%, 2/1/2013	250,000	256,708
ProLogis LP 7.63%, 8/15/2014	150,000	164,136

		2,721,577

ROAD & RAIL — 0.5%
Burlington Northern Santa Fe LLC 4.30%, 7/1/2013	250,000	261,309
Canadian National Railway Co. 4.95%, 1/15/2014	500,000	540,164
CSX Corp.:
5.50%, 8/1/2013	500,000	532,012
5.75%, 3/15/2013	100,000	105,370
Ryder System, Inc. 5.85%, 3/1/2014	250,000	269,959
Union Pacific Corp. 5.45%, 1/31/2013	410,000	430,028

		2,138,842

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Analog Devices, Inc. 5.00%, 7/1/2014	228,000	249,798
Broadcom Corp. 1.50%, 11/1/2013	250,000	251,598
Maxim Integrated Products, Inc. 3.45%, 6/14/2013	250,000	256,081
Texas Instruments, Inc.:
0.88%, 5/15/2013	500,000	501,216
1.38%, 5/15/2014	925,000	937,214

		2,195,907

SOFTWARE — 1.0%
Microsoft Corp.:
0.88%, 9/27/2013	750,000	756,212
2.95%, 6/1/2014	1,400,000	1,481,878
Oracle Corp.:
3.75%, 7/8/2014	900,000	965,815

See accompanying notes to financial statements.

89

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

4.95%, 4/15/2013	$800,000	$844,643

		4,048,548

SPECIALTY RETAIL — 0.6%
Best Buy Co., Inc. 6.75%, 7/15/2013	250,000	266,148
Home Depot, Inc. 5.25%, 12/16/2013	750,000	813,240
Staples, Inc. 9.75%, 1/15/2014	1,000,000	1,140,818

		2,220,206

TOBACCO — 1.1%
Altria Group, Inc. 8.50%, 11/10/2013	1,450,000	1,641,131
Philip Morris International, Inc.:
4.88%, 5/16/2013	1,150,000	1,217,269
6.88%, 3/17/2014	900,000	1,012,960
Reynolds American, Inc. 7.25%, 6/1/2013	250,000	268,432

		4,139,792

WIRELESS TELECOMMUNICATION SERVICES — 5.7%
America Movil SAB de CV 5.50%, 3/1/2014	400,000	431,196
AT&T, Inc.:
4.85%, 2/15/2014	400,000	430,395
4.95%, 1/15/2013	1,775,000	1,849,227
5.10%, 9/15/2014	2,000,000	2,203,518
6.70%, 11/15/2013	1,000,000	1,102,556
BellSouth Corp. 5.20%, 9/15/2014	749,000	827,203
Cellco Partnership/Verizon Wireless Capital LLC:
5.55%, 2/1/2014	650,000	705,724
7.38%, 11/15/2013	2,250,000	2,499,892
Deutsche Telekom International Finance BV 4.88%, 7/8/2014	550,000	590,604
Deutsche Telekom International Finance BV 5.25%, 7/22/2013	1,500,000	1,576,863
Embarq Corp. 6.74%, 6/1/2013	350,000	364,301
France Telecom SA 4.38%, 7/8/2014	750,000	792,379
Rogers Communications, Inc. 6.38%, 3/1/2014	1,000,000	1,097,618
Telecom Italia Capital SA:
4.95%, 9/30/2014	750,000	693,750
5.25%, 11/15/2013	1,350,000	1,282,500
6.18%, 6/18/2014	1,000,000	955,000
Telefonica Emisiones SAU 2.58%, 4/26/2013	1,050,000	1,026,455
Verizon Communications, Inc.:
1.25%, 11/3/2014	194,000	194,206
5.25%, 4/15/2013	779,000	821,834
Verizon Global Funding Corp. 4.38%, 6/1/2013	500,000	523,700
Verizon Virginia, Inc. 4.63%, 3/15/2013	500,000	520,756
Vodafone Group PLC:
4.15%, 6/10/2014	700,000	742,367
5.00%, 12/16/2013	1,150,000	1,233,245

		22,465,289

TOTAL CORPORATE BONDS & NOTES —
(Cost $383,823,921)		382,421,780

	Shares
SHORT TERM INVESTMENT — 2.7%
MONEY MARKET FUND — 2.7%
State Street Institutional Liquid Reserves Fund 0.15% (b)(c)(d) (Cost $10,483,345)	10,483,345	10,483,345

TOTAL INVESTMENTS — 100.6% (e)
(Cost $394,307,266)		392,905,125
OTHER ASSETS & LIABILITIES — (0.6)%		(2,321,865)

NET ASSETS — 100.0%		$390,583,260

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

90

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.6%
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp.:
4.25%, 5/15/2013	$150,000	$157,583
5.25%, 2/1/2014	100,000	109,149
5.38%, 8/15/2015	150,000	171,046
Goodrich Corp. 3.60%, 2/1/2021	150,000	155,610
Honeywell International, Inc. 5.00%, 2/15/2019	440,000	518,457
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	50,687
4.75%, 7/15/2020	250,000	246,143
Lockheed Martin Corp.:
3.35%, 9/15/2021	150,000	147,869
4.25%, 11/15/2019	145,000	153,716
Northrop Grumman Corp. 1.85%, 11/15/2015	250,000	248,244
Raytheon Co. 3.13%, 10/15/2020	300,000	300,022
Textron, Inc. 4.63%, 9/21/2016	100,000	103,358
The Boeing Co. 3.50%, 2/15/2015	500,000	536,897
United Technologies Corp.:
4.50%, 4/15/2020	250,000	281,755
5.38%, 12/15/2017	260,000	306,804

		3,487,340

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp. 8.00%, 1/15/2019	150,000	195,896
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	141,498
United Parcel Service, Inc.:
4.50%, 1/15/2013	150,000	156,215
5.13%, 4/1/2019 (a)	250,000	301,096

		794,705

AIRLINES — 0.4%
American Airlines 2011-2 Pass Through Trust, Class A 8.63%, 10/15/2021	400,000	414,000
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019	142,983	145,842
United Air Lines, Inc. 9.75%, 7/15/2017	222,336	243,458

		803,300

AUTO COMPONENTS — 0.2%
Johnson Controls, Inc.:
4.88%, 9/15/2013	200,000	212,030
5.00%, 3/30/2020	150,000	167,428

		379,458

AUTOMOBILES — 0.3%
Daimler Finance North America LLC 6.50%, 11/15/2013	440,000	478,348
PACCAR Financial Corp. 1.55%, 9/29/2014	150,000	149,551

		627,899

BEVERAGES — 2.4%
Anheuser-Busch InBev Worldwide, Inc.:
1.50%, 7/14/2014	100,000	100,843
2.50%, 3/26/2013	250,000	254,604
2.88%, 2/15/2016	45,000	47,391
3.63%, 4/15/2015	300,000	319,488
4.13%, 1/15/2015 (a)	195,000	209,912
5.38%, 1/15/2020	615,000	717,508
Coca-Cola Enterprises, Inc. 3.50%, 9/15/2020	150,000	155,429
Diageo Capital PLC 4.83%, 7/15/2020	250,000	282,717
Diageo Finance BV 3.25%, 1/15/2015	390,000	412,115
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021	200,000	201,284
PepsiCo, Inc.:
0.88%, 10/25/2013	350,000	351,441
2.50%, 5/10/2016	250,000	260,084
3.00%, 8/25/2021	20,000	20,552
3.10%, 1/15/2015	160,000	169,837
3.13%, 11/1/2020	250,000	258,820
3.75%, 3/1/2014	250,000	265,464
5.00%, 6/1/2018	285,000	330,221
The Coca-Cola Co.:
1.50%, 11/15/2015	500,000	506,809
3.15%, 11/15/2020	270,000	283,363
3.30%, 9/1/2021	150,000	157,299

		5,305,181

BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
2.30%, 6/15/2016	250,000	250,638
4.10%, 6/15/2021	350,000	359,008
6.15%, 6/1/2018	350,000	408,931
Biogen Idec, Inc. 6.88%, 3/1/2018	150,000	182,271
Genentech, Inc. 4.75%, 7/15/2015	150,000	166,798
Gilead Sciences, Inc. 4.50%, 4/1/2021	375,000	396,083

		1,763,729

BUILDING MATERIALS — 0.2%
CRH America, Inc. 6.00%, 9/30/2016	359,000	383,508

BUILDING PRODUCTS — 0.1%
Owens Corning 9.00%, 6/15/2019	265,000	317,083

CAPITAL MARKETS — 5.9%
Ameriprise Financial, Inc. 5.30%, 3/15/2020	150,000	161,088
BlackRock, Inc. 5.00%, 12/10/2019	356,000	386,984
Jefferies Group, Inc. 5.13%, 4/13/2018 (a)	350,000	309,750

See accompanying notes to financial statements.

91

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Morgan Stanley:
2.88%, 7/28/2014	$40,000	$37,774
3.45%, 11/2/2015	1,500,000	1,368,671
3.80%, 4/29/2016 (a)	250,000	229,834
4.75%, 4/1/2014	1,245,000	1,209,748
5.50%, 7/28/2021	200,000	182,914
5.63%, 9/23/2019	1,235,000	1,129,733
5.75%, 1/25/2021	300,000	275,618
6.00%, 4/28/2015	150,000	149,364
Northern Trust Corp.:
3.38%, 8/23/2021	150,000	153,744
3.45%, 11/4/2020	100,000	101,726
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	155,782
The Bank of New York Mellon Corp.:
1.50%, 1/31/2014	350,000	352,790
3.10%, 1/15/2015	640,000	664,699
4.15%, 2/1/2021	100,000	105,627
The Bear Stearns Cos. LLC 7.25%, 2/1/2018	1,045,000	1,222,210
The Goldman Sachs Group, Inc.:
3.63%, 2/7/2016	250,000	240,171
3.70%, 8/1/2015	750,000	729,374
4.75%, 7/15/2013	250,000	252,594
5.25%, 10/15/2013	750,000	762,783
5.25%, 7/27/2021	50,000	48,450
5.38%, 3/15/2020	400,000	389,657
5.95%, 1/18/2018	1,300,000	1,324,782
6.00%, 5/1/2014	160,000	165,385
6.00%, 6/15/2020	550,000	558,218
7.50%, 2/15/2019	150,000	166,317

		12,835,787

CHEMICALS — 2.1%
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	56,117
4.38%, 8/21/2019	100,000	112,049
Airgas, Inc. 2.85%, 10/1/2013	100,000	101,805
E.I. du Pont de Nemours & Co.:
3.25%, 1/15/2015	150,000	159,894
4.63%, 1/15/2020	350,000	400,468
5.00%, 7/15/2013	250,000	266,439
5.25%, 12/15/2016	250,000	292,144
Eastman Chemical Co. 3.00%, 12/15/2015	150,000	154,295
Ecolab, Inc. 4.35%, 12/8/2021	300,000	321,926
Lubrizol Corp. 8.88%, 2/1/2019	150,000	202,728
Monsanto Co. 2.75%, 4/15/2016	100,000	105,431
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	360,000	385,464
PPG Industries, Inc. 5.75%, 3/15/2013	250,000	263,580
Praxair, Inc.:
2.13%, 6/14/2013	320,000	326,361
4.05%, 3/15/2021	100,000	110,732
The Dow Chemical Co.:
4.25%, 11/15/2020	40,000	41,577
7.60%, 5/15/2014	355,000	402,047
8.55%, 5/15/2019	560,000	728,601
The Mosaic Co. 3.75%, 11/15/2021	150,000	151,552

		4,583,210

COMMERCIAL BANKS — 9.8%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	250,000	221,654
Bank of Montreal 2.13%, 6/28/2013	250,000	254,353
Bank of Nova Scotia:
2.25%, 1/22/2013	555,000	562,599
2.90%, 3/29/2016	250,000	257,671
Bank One Corp. 5.25%, 1/30/2013	500,000	517,568
Barclays Bank PLC:
2.38%, 1/13/2014	350,000	342,255
5.00%, 9/22/2016	400,000	413,744
5.13%, 1/8/2020 (a)	500,000	511,587
5.20%, 7/10/2014	355,000	366,753
BB&T Corp.:
2.05%, 4/28/2014	100,000	101,110
3.95%, 4/29/2016	125,000	133,238
5.25%, 11/1/2019	250,000	269,540
BBVA US Senior SAU 3.25%, 5/16/2014	250,000	234,655
BNP Paribas:
3.25%, 3/11/2015	550,000	518,170
5.00%, 1/15/2021	250,000	238,212
Canadian Imperial Bank of Commerce/Canada 2.35%, 12/11/2015	250,000	251,508
Comerica Bank 5.20%, 8/22/2017	250,000	271,052
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 4.50%, 1/11/2021	350,000	362,513
Credit Suisse of New York, NY:
2.20%, 1/14/2014	100,000	97,539
5.00%, 5/15/2013	350,000	358,633
5.30%, 8/13/2019	370,000	378,735
5.40%, 1/14/2020	160,000	149,363
5.50%, 5/1/2014	800,000	828,026
6.00%, 2/15/2018	350,000	341,698
Deutsche Bank AG London:
3.45%, 3/30/2015 (a)	250,000	253,918
3.88%, 8/18/2014	670,000	685,357
6.00%, 9/1/2017	370,000	410,343
Fifth Third Bancorp 6.25%, 5/1/2013	250,000	262,896
First Tennessee Bank 5.65%, 4/1/2016	250,000	252,895
HSBC Bank USA NA 6.00%, 8/9/2017	500,000	519,465
Huntington BancShares, Inc. 7.00%, 12/15/2020	25,000	28,431

See accompanying notes to financial statements.

92

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

JPMorgan Chase Bank NA 6.00%, 7/5/2017	$350,000	$373,799
KeyBank NA 4.95%, 9/15/2015	200,000	207,593
KeyCorp:
5.10%, 3/24/2021	40,000	41,416
6.50%, 5/14/2013 (a)	250,000	263,750
Lloyds TSB Bank PLC:
4.88%, 1/21/2016	125,000	122,016
6.38%, 1/21/2021	300,000	296,971
Manufacturers & Traders Trust Co. 5.63%, 12/1/2021	250,000	236,875
PNC Funding Corp.:
5.13%, 2/8/2020	360,000	404,362
5.40%, 6/10/2014	350,000	381,176
5.63%, 2/1/2017	350,000	382,825
Royal Bank of Canada:
1.13%, 1/15/2014	500,000	500,133
1.45%, 10/30/2014	100,000	100,161
2.30%, 7/20/2016 (a)	100,000	101,258
SunTrust Banks, Inc.:
3.50%, 1/20/2017	150,000	149,386
3.60%, 4/15/2016	55,000	55,676
7.25%, 3/15/2018	150,000	169,733
The Royal Bank of Scotland PLC:
3.40%, 8/23/2013 (a)	150,000	145,454
4.38%, 3/16/2016	500,000	474,776
The Toronto-Dominion Bank 2.38%, 10/19/2016	500,000	504,199
Union Bank NA 5.95%, 5/11/2016	255,000	273,761
US Bancorp:
1.38%, 9/13/2013	250,000	250,958
3.15%, 3/4/2015	640,000	667,760
4.13%, 5/24/2021	150,000	166,010
Wachovia Bank 4.80%, 11/1/2014	250,000	264,487
Wachovia Corp.:
5.50%, 5/1/2013	769,000	810,525
5.63%, 10/15/2016	500,000	542,099
Wells Fargo & Co.:
2.63%, 12/15/2016	250,000	249,832
3.63%, 4/15/2015	780,000	814,066
3.68%, 6/15/2016 (a)	250,000	261,362
4.60%, 4/1/2021	200,000	216,038
5.63%, 12/11/2017 (a)	700,000	789,624
Westpac Banking Corp.:
3.00%, 12/9/2015 (a)	500,000	499,268
4.20%, 2/27/2015	250,000	260,190

		21,373,020

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Avery Dennison Corp. 4.88%, 1/15/2013	250,000	259,333
Cintas Corp. 6.13%, 12/1/2017	100,000	117,479
Pitney Bowes, Inc.:
5.00%, 3/15/2015	250,000	268,415
6.25%, 3/15/2019	135,000	144,893
Republic Services, Inc. 5.50%, 9/15/2019	305,000	344,253
Waste Management, Inc.:
4.60%, 3/1/2021	150,000	162,547
6.38%, 3/11/2015	200,000	228,011

		1,524,931

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
1.63%, 3/14/2014	200,000	203,323
4.45%, 1/15/2020	250,000	284,840
4.95%, 2/15/2019	320,000	372,583
5.50%, 2/22/2016	300,000	347,491
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	36,202
4.60%, 3/15/2021	100,000	105,972

		1,350,411

COMPUTERS & PERIPHERALS — 1.9%
Dell, Inc.:
4.70%, 4/15/2013	185,000	193,506
5.88%, 6/15/2019 (a)	165,000	193,189
Hewlett-Packard Co.:
2.65%, 6/1/2016	250,000	248,044
3.00%, 9/15/2016	250,000	250,110
3.30%, 12/9/2016	350,000	358,188
3.75%, 12/1/2020	250,000	247,682
4.50%, 3/1/2013	132,000	135,944
4.75%, 6/2/2014	690,000	726,852
International Business Machines Corp.:
1.25%, 5/12/2014 (a)	505,000	509,577
1.95%, 7/22/2016	100,000	101,800
5.70%, 9/14/2017	645,000	781,151
7.63%, 10/15/2018	250,000	336,513

		4,082,556

CONSUMER FINANCE — 0.9%
Caterpillar Financial Services Corp.:
1.38%, 5/20/2014	30,000	30,327
6.20%, 9/30/2013	785,000	855,562
7.15%, 2/15/2019	250,000	320,259
Discover Financial Services 10.25%, 7/15/2019	100,000	120,256
SLM Corp.:
6.25%, 1/25/2016	150,000	144,750
8.45%, 6/15/2018	505,000	517,625

		1,988,779

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	155,110

DIVERSIFIED CONSUMER SERVICES — 0.1%
Yale University 2.90%, 10/15/2014	305,000	322,526

DIVERSIFIED FINANCIAL SERVICES — 15.1%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	475,000	500,464
American Express Co.:
7.25%, 5/20/2014	1,240,000	1,382,850
8.13%, 5/20/2019	305,000	390,972

See accompanying notes to financial statements.

93

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

American Express Credit Corp.:
2.75%, 9/15/2015	$400,000	$402,953
2.80%, 9/19/2016	250,000	250,111
5.88%, 5/2/2013	200,000	210,171
Bank of America Corp.:
3.63%, 3/17/2016	1,000,000	918,313
3.75%, 7/12/2016	350,000	322,560
4.50%, 4/1/2015	755,000	722,171
4.90%, 5/1/2013	485,000	484,990
5.00%, 5/13/2021	350,000	316,452
5.25%, 12/1/2015 (a)	1,000,000	934,743
5.38%, 6/15/2014	350,000	348,113
5.63%, 7/1/2020	500,000	460,310
6.50%, 8/1/2016	350,000	348,073
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	102,152
2.90%, 8/15/2018	50,000	51,998
BP Capital Markets PLC:
3.88%, 3/10/2015	300,000	319,802
4.50%, 10/1/2020	450,000	495,270
5.25%, 11/7/2013	250,000	267,767
Capital One Bank USA NA 8.80%, 7/15/2019	395,000	454,201
Capital One Financial Corp.:
3.15%, 7/15/2016 (a)	60,000	60,153
6.15%, 9/1/2016	250,000	258,773
7.38%, 5/23/2014	185,000	203,280
Citigroup, Inc.:
4.59%, 12/15/2015	1,100,000	1,101,855
4.75%, 5/19/2015	400,000	403,220
5.00%, 9/15/2014	500,000	492,378
5.50%, 4/11/2013	710,000	724,011
6.13%, 11/21/2017	250,000	264,317
6.13%, 5/15/2018	250,000	262,753
6.38%, 8/12/2014	250,000	261,349
6.50%, 8/19/2013	350,000	362,857
8.50%, 5/22/2019	815,000	952,427
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	5,000	5,147
5.85%, 8/16/2016	250,000	271,103
General Electric Capital Corp.:
3.75%, 11/14/2014	350,000	367,875
4.38%, 9/16/2020	450,000	463,163
4.65%, 10/17/2021	250,000	259,480
4.80%, 5/1/2013	2,105,000	2,203,571
5.30%, 2/11/2021 (a)	245,000	260,945
5.40%, 2/15/2017	750,000	831,491
5.63%, 9/15/2017	250,000	279,448
5.63%, 5/1/2018	770,000	861,091
HSBC Finance Corp.:
5.00%, 6/30/2015	810,000	815,433
6.68%, 1/15/2021 (b)	500,000	515,439
JPMorgan Chase & Co.:
2.60%, 1/15/2016	600,000	592,294
3.45%, 3/1/2016	1,000,000	1,010,064
4.25%, 10/15/2020	800,000	798,583
4.40%, 7/22/2020	500,000	504,477
4.63%, 5/10/2021	150,000	152,863
4.65%, 6/1/2014	1,020,000	1,074,495
Lazard Group LLC 6.85%, 6/15/2017	145,000	152,447
Merrill Lynch & Co., Inc.:
5.45%, 2/5/2013	250,000	251,180
6.40%, 8/28/2017	250,000	240,926
6.88%, 4/25/2018	1,167,000	1,132,158
National Rural Utilities Cooperative Finance Corp.:
5.45%, 2/1/2018 (a)	250,000	286,458
10.38%, 11/1/2018	185,000	264,141
Nomura Holdings, Inc.:
5.00%, 3/4/2015	170,000	171,780
6.70%, 3/4/2020	155,000	165,275
Royal Bank of Scotland Group PLC 5.63%, 8/24/2020	500,000	473,773
SLM Corp. 5.00%, 10/1/2013	265,000	265,000
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	265,080
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	60,000	62,280
The Royal Bank of Scotland Group PLC 4.88%, 3/16/2015	250,000	240,547
The Western Union Co. 5.25%, 4/1/2020	135,000	148,034
Toyota Motor Credit Corp.:
1.38%, 8/12/2013	200,000	201,851
2.00%, 9/15/2016	100,000	100,270
2.80%, 1/11/2016	150,000	155,273
3.20%, 6/17/2015	150,000	157,845
3.40%, 9/15/2021	150,000	154,077
4.25%, 1/11/2021	150,000	163,818
UBS AG of Stamford, CT:
2.25%, 8/12/2013	250,000	246,109
2.25%, 1/28/2014	250,000	244,471
3.88%, 1/15/2015	250,000	248,127
4.88%, 8/4/2020	45,000	44,075
5.75%, 4/25/2018	555,000	572,003
5.88%, 12/20/2017	100,000	103,999

		32,809,768

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
British Telecommunications PLC 5.95%, 1/15/2018	300,000	329,861
CenturyLink, Inc. 6.45%, 6/15/2021	250,000	250,451
Qwest Corp.:
7.50%, 10/1/2014	250,000	273,494
8.38%, 5/1/2016	205,000	231,725
Verizon Communications, Inc.:
1.95%, 3/28/2014	250,000	255,185
3.50%, 11/1/2021	150,000	156,035
8.75%, 11/1/2018	250,000	338,688

		1,835,439

ELECTRIC UTILITIES — 4.9%
Arizona Public Service Co. 6.25%, 8/1/2016	205,000	240,620
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	150,000	174,606

See accompanying notes to financial statements.

94

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Carolina Power & Light Co. 5.25%, 12/15/2015	$320,000	$366,057
CenterPoint Energy Houston Electric LLC, Series M 5.75%, 1/15/2014	210,000	229,135
Commonwealth Edison Co.:
1.63%, 1/15/2014	100,000	100,628
3.40%, 9/1/2021	100,000	103,387
4.00%, 8/1/2020	60,000	64,634
5.80%, 3/15/2018	520,000	609,125
Consolidated Edison Co. of New York, Inc.:
4.88%, 2/1/2013	250,000	260,420
6.65%, 4/1/2019	155,000	194,786
Consumers Energy Co., Series M 5.50%, 8/15/2016	250,000	284,420
Duke Energy Carolinas LLC 3.90%, 6/15/2021	150,000	165,278
Duke Energy Corp. 3.95%, 9/15/2014	670,000	714,977
Edison International 3.75%, 9/15/2017	350,000	360,014
Entergy Corp. 5.13%, 9/15/2020	300,000	300,005
FirstEnergy Solutions Corp.:
4.80%, 2/15/2015	155,000	165,209
6.05%, 8/15/2021	250,000	276,406
Florida Power Corp. 3.10%, 8/15/2021	60,000	61,387
FPL Group Capital, Inc. 6.00%, 3/1/2019	320,000	368,691
Georgia Power Co.:
4.25%, 12/1/2019	360,000	397,537
6.00%, 11/1/2013	250,000	272,425
Great Plains Energy, Inc. 4.85%, 6/1/2021	75,000	79,213
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	204,769
Kentucky Utilities Co. 1.63%, 11/1/2015	250,000	251,723
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	299,459
Nevada Power Co. 6.50%, 8/1/2018	155,000	187,457
Nisource Finance Corp. 6.40%, 3/15/2018	450,000	513,477
Ohio Power Co. 5.50%, 2/15/2013	250,000	261,522
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	350,000	400,057
Pacific Gas & Electric Co.:
3.50%, 10/1/2020 (a)	250,000	259,088
8.25%, 10/15/2018	150,000	198,320
PG&E Corp. 5.75%, 4/1/2014	105,000	114,073
Progress Energy, Inc. 7.05%, 3/15/2019	150,000	190,502
PSEG Power LLC 5.13%, 4/15/2020	280,000	306,702
Public Service Electric & Gas Co. 0.85%, 8/15/2014	20,000	19,891
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	231,979
Southern California Edison Co. 3.88%, 6/1/2021 (a)	35,000	38,787
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	165,558
The Cleveland Electric Illuminating Co. 5.65%, 12/15/2013	250,000	268,178
The Detroit Edison Co. 3.45%, 10/1/2020	100,000	105,220
Union Electric Co.:
6.40%, 6/15/2017	250,000	300,288
6.70%, 2/1/2019	115,000	139,727
Virginia Electric and Power Co. 5.40%, 4/30/2018	155,000	179,944
Wisconsin Electric Power Co. 4.25%, 12/15/2019	150,000	167,984

		10,593,665

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 5.00%, 4/15/2019	400,000	461,240

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	221,607
Arrow Electronics, Inc. 5.13%, 3/1/2021	150,000	147,850
Avnet, Inc. 6.63%, 9/15/2016	160,000	179,009

		548,466

ENERGY EQUIPMENT & SERVICES — 0.2%
Cameron International Corp. 4.50%, 6/1/2021	50,000	53,675
Halliburton Co. 6.15%, 9/15/2019	125,000	154,093
Nabors Industries, Inc.:
4.63%, 9/15/2021	150,000	150,585
9.25%, 1/15/2019 (a)	145,000	180,953

		539,306

FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp. 5.50%, 3/15/2017	300,000	356,730
CVS Caremark Corp.:
4.13%, 5/15/2021	250,000	269,144
5.75%, 6/1/2017	315,000	365,872
Safeway, Inc. 5.00%, 8/15/2019	190,000	202,065
Target Corp.:
5.38%, 5/1/2017	250,000	293,313
6.00%, 1/15/2018	310,000	377,767
The Kroger Co.:
6.40%, 8/15/2017	250,000	295,946
7.50%, 1/15/2014	250,000	279,944
Wal-Mart Stores, Inc.:
1.63%, 4/15/2014	250,000	255,461

See accompanying notes to financial statements.

95

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

3.00%, 2/3/2014 (a)	$545,000	$570,230
3.25%, 10/25/2020	500,000	532,611
5.38%, 4/5/2017	350,000	411,773
Walgreen Co. 5.25%, 1/15/2019	250,000	296,358

		4,507,214

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co. 4.48%, 3/1/2021 (a)	150,000	169,926
Bunge Ltd. 8.50%, 6/15/2019	150,000	184,185
Campbell Soup Co. 3.05%, 7/15/2017	100,000	105,228
ConAgra Foods, Inc. 7.00%, 4/15/2019	250,000	293,135
General Mills, Inc. 5.70%, 2/15/2017	500,000	588,581
H.J. Heinz Co. 3.13%, 9/12/2021	150,000	149,391
Kellogg Co.:
3.25%, 5/21/2018	35,000	36,653
4.15%, 11/15/2019	150,000	161,753
4.25%, 3/6/2013	300,000	311,604
Kraft Foods, Inc.:
2.63%, 5/8/2013	300,000	305,935
4.13%, 2/9/2016	610,000	659,851
5.38%, 2/10/2020	410,000	472,482
Sara Lee Corp. 2.75%, 9/15/2015 (a)	200,000	201,124
The Hershey Co. 1.50%, 11/1/2016	250,000	248,963
Tyson Foods, Inc. 10.50%, 3/1/2014	150,000	172,863
Unilever Capital Corp.:
3.65%, 2/15/2014	155,000	164,237
4.25%, 2/10/2021	150,000	171,607

		4,397,518

GAS UTILITIES — 0.1%
National Grid PLC 6.30%, 8/1/2016	100,000	114,771

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Baxter International, Inc. 4.00%, 3/1/2014 (a)	510,000	541,441
Becton Dickinson and Co. 3.25%, 11/12/2020	250,000	257,311
Boston Scientific Corp.:
5.45%, 6/15/2014	150,000	159,471
6.40%, 6/15/2016	350,000	391,694
C.R. Bard, Inc. 2.88%, 1/15/2016	75,000	77,861
CareFusion Corp. 5.13%, 8/1/2014	150,000	162,406
Covidien International Finance SA 2.80%, 6/15/2015	350,000	364,791
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	102,404
Hospira, Inc. 5.90%, 6/15/2014	250,000	269,736
Johnson & Johnson 2.95%, 9/1/2020	250,000	265,252
Medtronic, Inc.:
3.00%, 3/15/2015	300,000	313,171
4.45%, 3/15/2020	185,000	209,792
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	257,385

		3,372,715

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc. 6.00%, 6/15/2016 (a)	350,000	402,308
AmerisourceBergen Corp. 4.88%, 11/15/2019 (a)	250,000	279,415
Cardinal Health, Inc. 5.80%, 10/15/2016	250,000	289,584
CIGNA Corp. 4.50%, 3/15/2021	150,000	152,553
Coventry Health Care, Inc. 5.45%, 6/15/2021	190,000	211,136
Express Scripts, Inc. 6.25%, 6/15/2014	395,000	430,932
Humana, Inc. 7.20%, 6/15/2018	260,000	301,728
Laboratory Corp. of America Holdings 3.13%, 5/15/2016 (a)	250,000	259,698
McKesson Corp. 7.50%, 2/15/2019	135,000	173,454
Quest Diagnostics, Inc. 4.70%, 4/1/2021	150,000	158,952
UnitedHealth Group, Inc.:
3.88%, 10/15/2020 (a)	250,000	267,307
4.88%, 3/15/2015	150,000	165,588
WellPoint, Inc.:
5.25%, 1/15/2016	200,000	224,773
5.88%, 6/15/2017	300,000	345,722
7.00%, 2/15/2019	45,000	54,618

		3,717,768

HOTELS, RESTAURANTS & LEISURE — 0.6%
Darden Restaurants, Inc. 6.20%, 10/15/2017 (a)	150,000	173,690
International Game Technology 5.50%, 6/15/2020	100,000	106,433
Marriott International, Inc. 6.38%, 6/15/2017 (a)	150,000	172,940
McDonald’s Corp.:
3.50%, 7/15/2020	55,000	59,233
3.63%, 5/20/2021	50,000	54,358
4.30%, 3/1/2013	150,000	156,538
5.35%, 3/1/2018	140,000	166,420
Wyndham Worldwide Corp. 5.63%, 3/1/2021	250,000	260,000
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	30,808
6.25%, 3/15/2018	100,000	118,125

		1,298,545

See accompanying notes to financial statements.

96

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

HOUSEHOLD DURABLES — 0.2%
Whirlpool Corp.:
4.85%, 6/15/2021	$50,000	$49,278
6.50%, 6/15/2016	250,000	286,916

		336,194

HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co. 2.95%, 11/1/2020 (a)	250,000	260,403
Fortune Brands, Inc. 6.38%, 6/15/2014	265,000	289,228
Kimberly-Clark Corp. 7.50%, 11/1/2018	195,000	256,984
Newell Rubbermaid, Inc. 6.25%, 4/15/2018	150,000	173,336
The Clorox Co. 3.80%, 11/15/2021	250,000	254,040

		1,233,991

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 5.75%, 12/15/2013	200,000	215,527

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co. 4.38%, 8/15/2013	250,000	265,646
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	102,468
3.88%, 12/15/2020	150,000	158,744
General Electric Co. 5.25%, 12/6/2017	760,000	875,001
Koninklijke Philips Electronics NV 5.75%, 3/11/2018	100,000	114,986
Tyco Electronics Group SA 6.55%, 10/1/2017	210,000	243,803
Tyco International Finance SA:
3.38%, 10/15/2015	115,000	119,504
3.75%, 1/15/2018	100,000	103,851
4.13%, 10/15/2014	170,000	181,362

		2,165,365

INSURANCE — 3.8%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	254,278
5.90%, 6/15/2019	155,000	183,422
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	103,724
Aflac, Inc. 8.50%, 5/15/2019	145,000	177,226
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	112,562
American International Group, Inc.:
5.85%, 1/16/2018	1,150,000	1,111,782
8.25%, 8/15/2018	250,000	264,630
AON Corp. 5.00%, 9/30/2020	225,000	248,026
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	102,673
Berkshire Hathaway Finance Corp.:
1.50%, 1/10/2014 (a)	100,000	100,976
4.25%, 1/15/2021 (a)	100,000	107,991
5.40%, 5/15/2018 (a)	145,000	168,940
Berkshire Hathaway, Inc. 3.20%, 2/11/2015	350,000	368,679
Chubb Corp. 6.38%, 3/29/2067 (c)(d)	195,000	189,150
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	153,566
6.50%, 8/15/2016	150,000	161,805
Genworth Financial, Inc.:
5.75%, 6/15/2014 (a)	45,000	45,000
7.20%, 2/15/2021	150,000	135,000
8.63%, 12/15/2016	150,000	153,000
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	100,481
6.30%, 3/15/2018	130,000	135,575
Lincoln National Corp. 8.75%, 7/1/2019	300,000	365,998
Marsh & McLennan Cos., Inc.:
4.80%, 7/15/2021	50,000	54,287
5.75%, 9/15/2015	185,000	205,525
MetLife, Inc.:
2.38%, 2/6/2014	150,000	151,730
6.75%, 6/1/2016	515,000	592,259
PartnerRe, Ltd. 5.50%, 6/1/2020	100,000	101,858
Prudential Financial, Inc.:
3.88%, 1/14/2015	125,000	129,108
4.75%, 4/1/2014	300,000	316,276
4.75%, 9/17/2015	320,000	339,060
7.38%, 6/15/2019	200,000	235,744
The Progressive Corp. 3.75%, 8/23/2021	150,000	155,235
The Travelers Cos., Inc. 6.25%, 6/20/2016	320,000	372,810
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	106,190
Unum Group 7.13%, 9/30/2016	100,000	113,662
Willis North America, Inc. 7.00%, 9/29/2019	250,000	280,505
XL Group PLC 5.25%, 9/15/2014	250,000	263,091

		8,161,824

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 8.50%, 7/1/2016	250,000	270,000

INTERNET SOFTWARE & SERVICES — 0.3%
eBay, Inc. 3.25%, 10/15/2020	150,000	152,019
Google, Inc.:
1.25%, 5/19/2014	250,000	253,174
3.63%, 5/19/2021	150,000	164,776

		569,969

IT SERVICES — 0.2%
Computer Sciences Corp., Series W 5.50%, 3/15/2013 (a)	210,000	210,596

See accompanying notes to financial statements.

97

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Fiserv, Inc. 6.80%, 11/20/2017	$150,000	$177,085

		387,681

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	262,536
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	250,000	255,644
3.20%, 5/1/2015	250,000	263,018
3.20%, 3/1/2016	40,000	42,338

		823,536

MACHINERY — 1.0%
Caterpillar, Inc.:
1.38%, 5/27/2014	50,000	50,490
3.90%, 5/27/2021	250,000	273,167
Danaher Corp. 5.40%, 3/1/2019 (a)	250,000	295,965
Eaton Corp. 6.95%, 3/20/2019	150,000	189,601
Illinois Tool Works, Inc.:
3.38%, 9/15/2021 (b)	45,000	47,092
6.25%, 4/1/2019	250,000	308,559
Ingersoll-Rand Global Holding Co., Ltd.:
6.00%, 8/15/2013	100,000	106,772
9.50%, 4/15/2014	180,000	208,673
John Deere Capital Corp.:
2.80%, 9/18/2017 (a)	250,000	262,272
3.90%, 7/12/2021	150,000	163,407
4.90%, 9/9/2013	250,000	266,517
Joy Global, Inc. 5.13%, 10/15/2021	80,000	86,059

		2,258,574

MEDIA — 4.4%
CBS Corp. 8.88%, 5/15/2019	145,000	185,742
Comcast Corp.:
5.70%, 5/15/2018	1,015,000	1,161,845
6.50%, 1/15/2015	500,000	562,242
Cox Communications, Inc. 4.63%, 6/1/2013	205,000	214,693
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.00%, 3/1/2021	150,000	160,533
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.:
3.55%, 3/15/2015	395,000	409,676
5.20%, 3/15/2020	350,000	377,242
7.63%, 5/15/2016	111,000	117,660
Discovery Communications LLC:
5.05%, 6/1/2020	200,000	222,061
5.63%, 8/15/2019	100,000	115,016
NBCUniversal Media LLC:
2.10%, 4/1/2014	150,000	151,777
4.38%, 4/1/2021	250,000	266,665
5.15%, 4/30/2020	150,000	168,277
News America, Inc.:
4.50%, 2/15/2021	100,000	105,164
6.90%, 3/1/2019	260,000	307,029
Omnicom Group, Inc. 4.45%, 8/15/2020	250,000	260,467
Reed Elsevier Capital, Inc. 8.63%, 1/15/2019	150,000	186,218
The Interpublic Group of Cos., Inc. 6.25%, 11/15/2014	100,000	106,500
The Walt Disney Co.:
3.75%, 6/1/2021	200,000	218,684
4.50%, 12/15/2013	380,000	407,637
Thomson Reuters Corp. 6.50%, 7/15/2018	255,000	304,729
Time Warner Cable, Inc.:
4.00%, 9/1/2021	250,000	254,134
5.00%, 2/1/2020	500,000	546,003
5.85%, 5/1/2017	500,000	568,687
6.20%, 7/1/2013	535,000	571,361
Time Warner, Inc.:
4.88%, 3/15/2020	350,000	383,432
5.88%, 11/15/2016	290,000	333,342
Viacom, Inc.:
4.50%, 3/1/2021	200,000	212,755
6.25%, 4/30/2016	200,000	229,801
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	125,000	130,259
WPP Finance UK 5.88%, 6/15/2014	250,000	266,206

		9,505,837

METALS & MINING — 3.0%
Alcoa, Inc.:
5.40%, 4/15/2021	250,000	247,755
6.75%, 7/15/2018 (a)	205,000	224,512
ArcelorMittal:
3.75%, 3/1/2016 (a)	250,000	236,658
5.38%, 6/1/2013	250,000	255,558
5.50%, 3/1/2021 (a)	200,000	183,434
6.13%, 6/1/2018	300,000	295,329
Barrick Gold Corp.:
1.75%, 5/30/2014	45,000	45,306
2.90%, 5/30/2016	50,000	51,380
6.95%, 4/1/2019 (a)	250,000	307,061
Barrick Gold Finance Co. LLC 6.13%, 9/15/2013	250,000	270,513
Barrick North America Finance LLC 4.40%, 5/30/2021	50,000	53,899
BHP Billiton Finance USA, Ltd.:
3.25%, 11/21/2021	250,000	256,741
5.25%, 12/15/2015	500,000	571,965
5.50%, 4/1/2014	715,000	784,516
Cliffs Natural Resources, Inc. 4.88%, 4/1/2021	100,000	99,635
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/2017	205,000	217,044
Nucor Corp. 5.75%, 12/1/2017	250,000	293,082
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	400,000	411,534
3.75%, 9/20/2021	150,000	156,537
6.50%, 7/15/2018	300,000	361,452

See accompanying notes to financial statements.

98

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

8.95%, 5/1/2014	$250,000	$292,151
Teck Resources, Ltd. 10.25%, 5/15/2016	300,000	345,750
Vale Overseas, Ltd. 5.63%, 9/15/2019	360,000	394,102
Xstrata Canada Corp. 6.00%, 10/15/2015	150,000	164,645

		6,520,559

MULTI-UTILITIES — 1.2%
Dominion Resources, Inc 4.45%, 3/15/2021	100,000	110,959
Dominion Resources, Inc.:
1.80%, 3/15/2014	250,000	254,286
5.60%, 11/15/2016	300,000	347,785
MidAmerican Energy Co. 5.13%, 1/15/2013	500,000	521,546
MidAmerican Energy Holdings Co. 5.75%, 4/1/2018	490,000	564,030
NSTAR 4.50%, 11/15/2019	150,000	165,406
Sempra Energy 6.50%, 6/1/2016	395,000	460,861
Veolia Environnement SA 6.00%, 6/1/2018	100,000	109,010
Xcel Energy, Inc. 4.70%, 5/15/2020	150,000	168,471

		2,702,354

MULTILINE RETAIL — 0.3%
Kohl’s Corp. 4.00%, 11/1/2021	150,000	154,001
Macy’s Retail Holdings, Inc. 5.75%, 7/15/2014	200,000	214,809
Nordstrom, Inc. 6.75%, 6/1/2014	200,000	224,004

		592,814

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
4.25%, 2/15/2015	395,000	413,333
5.63%, 12/15/2019	250,000	271,698

		685,031

OIL, GAS & CONSUMABLE FUELS — 7.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	338,001
6.95%, 6/15/2019 (a)	155,000	182,325
Apache Corp. 6.90%, 9/15/2018	300,000	381,572
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	241,383
Boardwalk Pipelines LP 5.75%, 9/15/2019	150,000	164,915
BP Capital Markets PLC 3.20%, 3/11/2016	500,000	525,265
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017	355,000	416,848
Cenovus Energy, Inc. 4.50%, 9/15/2014 (a)	250,000	269,381
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	65,000	67,827
Chevron Corp.:
3.95%, 3/3/2014	150,000	160,451
4.95%, 3/3/2019	205,000	242,603
ConocoPhillips:
4.60%, 1/15/2015	150,000	165,935
5.75%, 2/1/2019 (a)	310,000	373,380
ConocoPhillips Australia Funding Co. 5.50%, 4/15/2013	350,000	371,531
Devon Energy Corp. 2.40%, 7/15/2016	250,000	255,527
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	166,857
Enbridge Energy Partners LP 5.20%, 3/15/2020	250,000	276,808
Enbridge, Inc. 5.60%, 4/1/2017	250,000	282,129
EnCana Corp. 6.50%, 5/15/2019	310,000	370,541
Energy Transfer Partners LP 8.50%, 4/15/2014	320,000	358,540
Ensco PLC:
3.25%, 3/15/2016	250,000	253,539
4.70%, 3/15/2021	125,000	128,534
Enterprise Products Operating LLC:
3.20%, 2/1/2016	100,000	103,332
6.30%, 9/15/2017	360,000	418,994
9.75%, 1/31/2014	250,000	287,553
EOG Resources, Inc. 2.95%, 6/1/2015	350,000	365,773
EQT Corp. 8.13%, 6/1/2019	150,000	175,462
Hess Corp. 8.13%, 2/15/2019	100,000	129,853
Husky Energy, Inc. 7.25%, 12/15/2019	250,000	307,311
Kinder Morgan Energy Partners LP 6.00%, 2/1/2017	505,000	572,372
Magellan Midstream Partners LP 6.55%, 7/15/2019	150,000	176,563
Marathon Oil Corp. 6.00%, 10/1/2017	300,000	349,961
Marathon Petroleum Corp. 5.13%, 3/1/2021 (b)	150,000	157,272
Nexen, Inc. 6.20%, 7/30/2019	155,000	179,036
Noble Energy, Inc. 8.25%, 3/1/2019	150,000	197,330
Noble Holding International, Ltd. 4.90%, 8/1/2020	200,000	214,108
Occidental Petroleum Corp.:
1.45%, 12/13/2013 (a)	250,000	253,642
2.50%, 2/1/2016	150,000	157,200
ONEOK Partners LP:
3.25%, 2/1/2016	50,000	51,369
6.15%, 10/1/2016	150,000	172,273
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	150,000	170,860

See accompanying notes to financial statements.

99

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

PC Financial Partnership 5.00%, 11/15/2014	$250,000	$271,472
Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020 (a)	250,000	283,982
Rowan Cos., Inc. 7.88%, 8/1/2019	150,000	176,687
Shell International Finance BV:
3.10%, 6/28/2015	150,000	160,305
4.00%, 3/21/2014	680,000	729,206
4.30%, 9/22/2019	350,000	402,651
Southern Natural Gas Co. 4.40%, 6/15/2021	250,000	258,329
Spectra Energy Capital LLC 5.67%, 8/15/2014	250,000	272,892
Talisman Energy, Inc. 7.75%, 6/1/2019	150,000	186,618
Total Capital SA:
3.00%, 6/24/2015	250,000	263,198
4.13%, 1/28/2021 (a)	250,000	272,742
TransCanada PipeLines, Ltd.:
3.80%, 10/1/2020	350,000	374,915
7.13%, 1/15/2019	150,000	190,923
Transocean, Inc.:
4.95%, 11/15/2015	350,000	354,413
6.38%, 12/15/2021	250,000	265,130
Valero Energy Corp.:
6.13%, 6/15/2017	250,000	278,530
6.13%, 2/1/2020	145,000	161,606
Weatherford International, Ltd.:
4.95%, 10/15/2013	195,000	204,011
5.13%, 9/15/2020 (a)	250,000	260,702
Williams Partners LP:
3.80%, 2/15/2015	265,000	277,808
4.00%, 11/15/2021	150,000	153,394
XTO Energy, Inc. 5.75%, 12/15/2013 (a)	250,000	273,981

		16,507,651

PAPER & FOREST PRODUCTS — 0.3%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015 (a)	250,000	270,700
International Paper Co.:
7.50%, 8/15/2021	250,000	309,722
9.38%, 5/15/2019	130,000	168,678

		749,100

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. 4.20%, 7/15/2018	200,000	200,864
The Procter & Gamble Co. 1.80%, 11/15/2015	750,000	772,171

		973,035

PHARMACEUTICALS — 3.8%
Abbott Laboratories 5.60%, 11/30/2017	780,000	933,975
Allergan, Inc. 5.75%, 4/1/2016	200,000	231,383
Aristotle Holding, Inc. 4.75%, 11/15/2021	250,000	259,501
AstraZeneca PLC 5.90%, 9/15/2017	250,000	300,235
Bristol-Myers Squibb Co. 5.25%, 8/15/2013	250,000	267,907
Eli Lilly & Co. 5.20%, 3/15/2017	350,000	403,426
GlaxoSmithKline Capital, Inc.:
4.38%, 4/15/2014	200,000	215,652
4.85%, 5/15/2013	395,000	418,092
Johnson & Johnson 5.55%, 8/15/2017 (a)	350,000	421,133
Medco Health Solutions, Inc. 7.13%, 3/15/2018	205,000	239,591
Merck & Co, Inc.:
5.00%, 6/30/2019	310,000	364,453
5.30%, 12/1/2013	250,000	272,626
Novartis Capital Corp. 4.13%, 2/10/2014	320,000	341,421
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	500,000	587,696
Pfizer, Inc.:
5.35%, 3/15/2015	350,000	396,845
6.20%, 3/15/2019	310,000	383,491
Sanofi:
2.63%, 3/29/2016	300,000	311,446
4.00%, 3/29/2021	250,000	273,773
Schering-Plough Corp. 6.00%, 9/15/2017	250,000	303,067
Teva Pharmaceutical Finance Co. BV 3.65%, 11/10/2021	300,000	304,375
Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	250,000	259,670
Wyeth:
5.45%, 4/1/2017	350,000	406,296
5.50%, 3/15/2013	300,000	318,017

		8,214,071

PIPELINES — 0.2%
Buckeye Partners LP 4.88%, 2/1/2021	250,000	263,134
Williams Partners LP 4.13%, 11/15/2020	150,000	153,937

		417,071

REAL ESTATE INVESTMENT TRUSTS — 2.2%
AvalonBay Communities, Inc. 5.75%, 9/15/2016	100,000	112,967
Boston Properties LP:
5.63%, 4/15/2015	250,000	274,597
5.63%, 11/15/2020	150,000	167,766
Camden Property Trust 4.63%, 6/15/2021	50,000	50,770
CommonWealth REIT 6.25%, 6/15/2017	100,000	106,937
Digital Realty Trust LP 5.25%, 3/15/2021	100,000	99,103
Duke Realty LP 7.38%, 2/15/2015	300,000	332,776

See accompanying notes to financial statements.

100

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

ERP Operating LP:
5.75%, 6/15/2017	$110,000	$120,258
6.58%, 4/13/2015	250,000	275,830
HCP, Inc.:
3.75%, 2/1/2016	55,000	56,277
5.38%, 2/1/2021	250,000	262,847
6.30%, 9/15/2016	150,000	164,388
Health Care REIT, Inc.:
4.95%, 1/15/2021	200,000	191,917
6.20%, 6/1/2016	100,000	106,987
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	158,913
Hospitality Properties Trust 7.88%, 8/15/2014	100,000	107,965
Kimco Realty Corp. 6.88%, 10/1/2019	100,000	114,166
Liberty Property LP 5.50%, 12/15/2016	250,000	270,325
Nationwide Health Properties, Inc. 6.25%, 2/1/2013	270,000	277,245
ProLogis LP 6.25%, 3/15/2017	400,000	429,458
Regency Centers LP 5.88%, 6/15/2017	150,000	162,594
Simon Property Group LP:
5.10%, 6/15/2015	200,000	218,572
5.65%, 2/1/2020	400,000	462,408
5.88%, 3/1/2017	200,000	227,431
Ventas Realty LP/Ventas Capital Corp. 4.75%, 6/1/2021	100,000	97,232

		4,849,729

ROAD & RAIL — 0.9%
Burlington Northern Santa Fe LLC 7.00%, 2/1/2014	250,000	279,678
Canadian National Railway Co. 5.55%, 3/1/2019	150,000	180,130
CSX Corp.:
6.25%, 4/1/2015	250,000	284,878
7.38%, 2/1/2019	205,000	255,998
Norfolk Southern Corp. 5.90%, 6/15/2019 (a)	250,000	302,686
Ryder System, Inc. 3.15%, 3/2/2015	250,000	256,923
Union Pacific Corp. 5.13%, 2/15/2014	365,000	393,472

		1,953,765

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Applied Materials, Inc. 4.30%, 6/15/2021	100,000	105,372
Intel Corp. 3.30%, 10/1/2021	227,000	237,138
National Semiconductor Corp. 3.95%, 4/15/2015	150,000	162,304
Texas Instruments, Inc. 0.88%, 5/15/2013	250,000	250,608

		755,422

SOFTWARE — 1.1%
Adobe Systems, Inc. 3.25%, 2/1/2015	200,000	209,030
CA, Inc. 6.13%, 12/1/2014	150,000	165,147
Intuit, Inc. 5.75%, 3/15/2017	150,000	170,250
Microsoft Corp.:
2.50%, 2/8/2016 (a)	250,000	263,596
4.20%, 6/1/2019	435,000	496,671
Oracle Corp.:
3.75%, 7/8/2014	505,000	541,929
5.00%, 7/8/2019	400,000	471,955
Symantec Corp. 2.75%, 9/15/2015	125,000	126,587

		2,445,165

SPECIALTY RETAIL — 0.8%
AutoZone, Inc. 5.75%, 1/15/2015	300,000	331,236
Best Buy Co., Inc. 3.75%, 3/15/2016	150,000	147,476
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	250,000	252,929
4.63%, 4/15/2020	125,000	139,089
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	100,000	104,952
Staples, Inc. 9.75%, 1/15/2014	100,000	114,082
The Home Depot, Inc.:
3.95%, 9/15/2020 (a)	250,000	269,587
5.40%, 3/1/2016	250,000	288,802
TJX Cos., Inc. 4.20%, 8/15/2015	150,000	164,284

		1,812,437

THRIFTS & MORTGAGE FINANCE — 0.1%
Santander Holdings USA, Inc. 4.63%, 4/19/2016	250,000	238,581

TOBACCO — 1.1%
Altria Group, Inc.:
4.75%, 5/5/2021	250,000	274,219
8.50%, 11/10/2013	250,000	282,954
9.70%, 11/10/2018	440,000	594,653
Lorillard Tobacco Co.:
3.50%, 8/4/2016	45,000	45,400
6.88%, 5/1/2020 (a)	150,000	170,346
Philip Morris International, Inc.:
5.65%, 5/16/2018	500,000	591,502
6.88%, 3/17/2014	250,000	281,378
Reynolds American, Inc. 7.63%, 6/1/2016	155,000	184,871

		2,425,323

WIRELESS TELECOMMUNICATION SERVICES — 4.8%
America Movil SAB de CV:
5.00%, 3/30/2020	350,000	385,895
5.50%, 3/1/2014	250,000	269,498
American Tower Corp.:
4.50%, 1/15/2018	100,000	100,805

See accompanying notes to financial statements.

101

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

5.05%, 9/1/2020	$100,000	$100,525
AT&T, Inc.:
2.95%, 5/15/2016	250,000	260,539
4.45%, 5/15/2021	400,000	441,779
4.95%, 1/15/2013	255,000	265,664
5.50%, 2/1/2018	798,000	926,265
BellSouth Corp. 5.20%, 9/15/2014	750,000	828,308
Cellco Partnership/Verizon Wireless Capital LLC:
5.55%, 2/1/2014	515,000	559,150
8.50%, 11/15/2018	160,000	216,961
Deutsche Telekom International Finance BV:
4.88%, 7/8/2014	115,000	123,490
6.00%, 7/8/2019 (a)	250,000	290,582
6.75%, 8/20/2018	150,000	178,407
Embarq Corp. 7.08%, 6/1/2016	265,000	285,637
France Telecom SA:
4.38%, 7/8/2014	205,000	216,584
5.38%, 7/8/2019 (a)	200,000	221,486
Rogers Communications, Inc. 6.80%, 8/15/2018	280,000	341,137
Telecom Italia Capital SA:
6.18%, 6/18/2014	450,000	429,750
7.18%, 6/18/2019	150,000	139,500
Telefonica Emisiones SAU:
3.99%, 2/16/2016	105,000	100,945
4.95%, 1/15/2015	500,000	500,123
5.13%, 4/27/2020	255,000	238,713
6.22%, 7/3/2017	250,000	255,024
Verizon Communications, Inc.:
3.00%, 4/1/2016	250,000	261,806
5.25%, 4/15/2013	555,000	585,517
6.35%, 4/1/2019	800,000	980,800
Vodafone Group PLC:
4.15%, 6/10/2014	455,000	482,539
4.38%, 3/16/2021	250,000	272,765
5.63%, 2/27/2017	250,000	291,650

		10,551,844

TOTAL CORPORATE BONDS & NOTES —
(Cost $209,988,720)		214,597,398

	Shares
SHORT TERM INVESTMENTS — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	6,775,435	6,775,435
State Street Institutional Liquid Reserves Fund 0.15% (f)(g)	2,155,171	2,155,171

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $8,930,606)		8,930,606

TOTAL INVESTMENTS — 102.7% (i)
(Cost $218,919,326)		223,528,004
OTHER ASSETS & LIABILITIES — (2.7)%		(5,951,299)

NET ASSETS — 100.0%		$217,576,705

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. Rate shown is rate in effect at December 31, 2011. Maturity date disclosed is the ultimate maturity.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (Note 2)
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

102

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.9%
AEROSPACE & DEFENSE — 2.0%
Honeywell International, Inc. 5.70%, 3/15/2036 (a)	$100,000	$125,032
Lockheed Martin Corp. 6.15%, 9/1/2036	260,000	301,487
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	150,000	216,618
Raytheon Co. 7.20%, 8/15/2027	50,000	66,609
The Boeing Co. 6.63%, 2/15/2038	115,000	160,937
United Technologies Corp.:
5.40%, 5/1/2035	150,000	175,001
6.13%, 7/15/2038	230,000	291,128

		1,336,812

AIR FREIGHT & LOGISTICS — 0.4%
United Parcel Service, Inc. 6.20%, 1/15/2038	225,000	299,533

AIRLINES — 0.2%
Delta Air Lines 2007-1 Pass Through Trust, Class A 6.82%, 8/10/2022	113,451	118,273

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 5.70%, 3/1/2041	50,000	56,467

AUTOMOBILES — 0.4%
Daimler Finance North America LLC 8.50%, 1/18/2031	177,000	245,335

BEVERAGES — 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
6.38%, 1/15/2040 (a)	115,000	156,812
8.00%, 11/15/2039	200,000	309,889
Diageo Capital PLC 5.88%, 9/30/2036	100,000	124,460
PepsiCo, Inc. 5.50%, 1/15/2040	200,000	249,709

		840,870

BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
5.15%, 11/15/2041	250,000	253,241
6.38%, 6/1/2037	150,000	173,179
6.40%, 2/1/2039	150,000	174,417
Gilead Sciences, Inc. 5.65%, 12/1/2041 (a)	100,000	110,617

		711,454

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	41,000	40,451

CAPITAL MARKETS — 1.8%
Jefferies Group, Inc. 6.25%, 1/15/2036	50,000	40,250
Morgan Stanley 6.25%, 8/9/2026 (a)	200,000	181,896
The Goldman Sachs Group, Inc.:
6.13%, 2/15/2033	200,000	192,211
6.25%, 2/1/2041	280,000	272,138
6.75%, 10/1/2037	522,000	479,505

		1,166,000

CHEMICALS — 1.1%
Agrium, Inc. 6.13%, 1/15/2041 (a)	25,000	30,544
E.I. du Pont de Nemours & Co. 5.60%, 12/15/2036 (a)	100,000	123,930
Monsanto Co. 5.88%, 4/15/2038	100,000	131,007
Potash Corp. of Saskatchewan, Inc. 5.63%, 12/1/2040	100,000	120,583
Rohm & Haas Co. 7.85%, 7/15/2029	100,000	128,016
The Dow Chemical Co.:
5.25%, 11/15/2041 (a)	100,000	104,410
9.40%, 5/15/2039	80,000	120,544

		759,034

COMMERCIAL BANKS — 3.9%
Bank One Corp. 7.63%, 10/15/2026	200,000	236,662
BB&T Capital Trust II 6.75%, 6/7/2036	150,000	148,875
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 5.25%, 5/24/2041	100,000	96,869
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	123,856
HSBC Bank USA NA 5.88%, 11/1/2034	250,000	238,222
HSBC Holdings PLC:
6.10%, 1/14/2042	50,000	56,254
6.50%, 9/15/2037 (a)	320,000	317,399
6.80%, 6/1/2038 (a)	150,000	152,492
7.63%, 5/17/2032 (a)	100,000	102,711
JPMorgan Chase & Co.:
5.60%, 7/15/2041	200,000	209,984
6.40%, 5/15/2038	35,000	40,905
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	111,597
Santander UK PLC 7.95%, 10/26/2029 (a)	125,000	104,375
Wachovia Bank NA 6.60%, 1/15/2038	250,000	277,964
Wachovia Corp.:
5.50%, 8/1/2035	200,000	198,298
7.50%, 4/15/2035	50,000	62,158
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	102,000

		2,580,621

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Republic Services, Inc. 4.75%, 5/15/2023	200,000	216,949
Waste Management, Inc. 7.75%, 5/15/2032	200,000	278,908

		495,857

See accompanying notes to financial statements.

103

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc. 5.90%, 2/15/2039 (a)	$270,000	$340,547
Harris Corp. 6.15%, 12/15/2040	50,000	56,945
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	59,515

		457,007

COMPUTERS & PERIPHERALS — 0.9%
Dell, Inc. 7.10%, 4/15/2028	50,000	63,449
Hewlett-Packard Co. 6.00%, 9/15/2041	175,000	194,202
International Business Machines Corp. 5.60%, 11/30/2039 (a)	287,000	365,791

		623,442

DIVERSIFIED FINANCIAL SERVICES — 7.6%
American Express Co. 8.15%, 3/19/2038	100,000	147,381
Capital One Capital V 10.25%, 8/15/2039	50,000	51,000
Capital One Capital VI 8.88%, 5/15/2040	150,000	151,500
Citigroup Capital XXI 8.30%, 12/21/2057 (b)	150,000	150,750
Citigroup, Inc.:
4.50%, 1/14/2022	310,000	296,080
6.13%, 8/25/2036	150,000	128,225
6.63%, 6/15/2032	200,000	184,475
6.88%, 3/5/2038	480,000	527,283
Credit Suisse USA, Inc. 7.13%, 7/15/2032 (a)	50,000	58,794
FleetBoston Financial Corp. 6.88%, 1/15/2028 (a)	200,000	178,786
General Electric Capital Corp.:
5.88%, 1/14/2038	510,000	538,860
6.75%, 3/15/2032	430,000	499,958
6.88%, 1/10/2039	430,000	508,259
Goldman Sachs Capital I 6.35%, 2/15/2034 (c)	200,000	168,000
HJ Heinz Finance Co. 6.75%, 3/15/2032	50,000	65,101
JPMorgan Chase & Co. 5.50%, 10/15/2040	200,000	208,435
JPMorgan Chase Capital XXV 6.80%, 10/1/2037 (c)	200,000	200,000
JPMorgan Chase Capital XXVII 7.00%, 11/1/2039 (c)	250,000	250,625
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037 (a)	165,000	127,612
6.22%, 9/15/2026	200,000	165,526
7.75%, 5/14/2038	120,000	108,665
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	75,000	105,600
The Western Union Co. 6.20%, 11/17/2036	100,000	105,024
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	108,003

		5,033,942

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
British Telecommunications PLC 9.63%, 12/15/2030	145,000	205,818
Qwest Corp.:
6.88%, 9/15/2033	150,000	150,656
7.25%, 10/15/2035	100,000	100,381
Verizon Communications, Inc.:
4.75%, 11/1/2041 (a)	200,000	216,993
8.95%, 3/1/2039	100,000	161,208

		835,056

ELECTRIC UTILITIES — 11.3%
Alabama Power Co.:
5.20%, 6/1/2041	100,000	117,459
6.13%, 5/15/2038	170,000	224,670
Appalachian Power Co. 5.80%, 10/1/2035	50,000	58,894
Consolidated Edison Co. of New York:
5.70%, 12/1/2036	230,000	284,414
6.30%, 8/15/2037 (a)	50,000	66,715
Duke Energy Carolinas LLC 6.00%, 1/15/2038	150,000	197,820
Duke Energy Indiana, Inc. 6.45%, 4/1/2039	230,000	312,810
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	113,148
Exelon Corp. 5.63%, 6/15/2035	150,000	161,475
Exelon Generation Co. LLC 6.25%, 10/1/2039	170,000	207,124
FirstEnergy Corp. 7.38%, 11/15/2031	100,000	122,972
Florida Power & Light Co.:
5.25%, 2/1/2041	100,000	121,079
5.69%, 3/1/2040	115,000	147,314
6.20%, 6/1/2036	150,000	200,704
Florida Power Corp.:
5.65%, 4/1/2040	100,000	124,524
6.40%, 6/15/2038	80,000	107,715
Georgia Power Co. 4.75%, 9/1/2040 (a)	100,000	109,734
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	65,018
Kansas City Power & Light Co. 5.30%, 10/1/2041	50,000	54,227
Kentucky Utilities Co. 5.13%, 11/1/2040	75,000	90,599
Nevada Power Co. 5.38%, 9/15/2040 (a)	175,000	203,762
Nisource Finance Corp.:
5.95%, 6/15/2041	100,000	106,298
6.13%, 3/1/2022	50,000	58,013
Northern States Power Co. 5.35%, 11/1/2039	50,000	62,097
Oglethorpe Power Corp. 5.38%, 11/1/2040 (a)	65,000	76,302

See accompanying notes to financial statements.

104

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Ohio Edison Co. 6.88%, 7/15/2036	$100,000	$122,036
Ohio Power Co. 6.60%, 2/15/2033	102,000	131,578
Oncor Electric Delivery Co. LLC:
7.00%, 9/1/2022	50,000	64,055
7.00%, 5/1/2032	150,000	195,673
Pacific Gas & Electric Co.:
5.40%, 1/15/2040	50,000	57,877
5.80%, 3/1/2037	150,000	181,370
6.05%, 3/1/2034 (a)	265,000	325,848
PacifiCorp 6.00%, 1/15/2039	100,000	127,685
Potomac Electric Power Co. 7.90%, 12/15/2038	100,000	156,796
PPL Electric Utilities Corp.:
5.20%, 7/15/2041 (a)	5,000	6,020
6.25%, 5/15/2039	50,000	67,942
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	125,291
7.75%, 3/1/2031	40,000	56,802
Public Service Co. of Colorado 6.25%, 9/1/2037 (a)	150,000	206,386
Public Service Electric & Gas Co.:
5.50%, 3/1/2040	100,000	125,900
5.80%, 5/1/2037	100,000	129,160
Puget Sound Energy, Inc.:
5.64%, 4/15/2041	100,000	121,875
5.80%, 3/15/2040	55,000	68,204
San Diego Gas & Electric Co.:
3.95%, 11/15/2041 (a)	25,000	25,374
Series D 6.00%, 6/1/2026	100,000	125,967
South Carolina Electric & Gas Co.:
5.30%, 5/15/2033	50,000	56,080
5.45%, 2/1/2041 (a)	50,000	58,429
Southern California Edison Co.:
5.95%, 2/1/2038	200,000	264,167
6.00%, 1/15/2034	200,000	259,442
Southwestern Electric Power Co. 6.20%, 3/15/2040	130,000	162,312
Southwestern Public Service Co. Series F 6.00%, 10/1/2036	100,000	121,992
Tampa Electric Co. 6.55%, 5/15/2036	50,000	64,943
The Connecticut Light & Power Co. 6.35%, 6/1/2036	50,000	64,814
The Detroit Edison Co. 5.70%, 10/1/2037	50,000	61,596
The Toledo Edison Co. 6.15%, 5/15/2037	100,000	117,793
Union Electric Co. 8.45%, 3/15/2039	100,000	166,989
Virginia Electric and Power Co. 6.00%, 5/15/2037	200,000	257,148

		7,472,431

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co. 6.00%, 8/15/2032	150,000	190,259

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Corning, Inc. 7.25%, 8/15/2036 (a)	50,000	60,895

ENERGY EQUIPMENT & SERVICES — 0.6%
Cameron International Corp. 5.95%, 6/1/2041	100,000	116,008
Halliburton Co. 6.70%, 9/15/2038	200,000	267,401

		383,409

FOOD & STAPLES RETAILING — 4.2%
CVS Caremark Corp.:
5.75%, 5/15/2041	50,000	59,076
6.13%, 9/15/2039	100,000	119,920
6.25%, 6/1/2027	100,000	119,737
Delhaize America LLC 9.00%, 4/15/2031	50,000	68,315
Safeway, Inc. 7.25%, 2/1/2031	50,000	59,826
Sysco Corp. 6.63%, 3/17/2039	100,000	146,208
Target Corp.:
6.35%, 11/1/2032	150,000	189,266
7.00%, 1/15/2038	215,000	298,410
The Kroger Co.:
5.40%, 7/15/2040	150,000	161,099
7.50%, 4/1/2031	65,000	84,789
Wal-Mart Stores, Inc.:
4.88%, 7/8/2040 (a)	200,000	229,056
5.25%, 9/1/2035	430,000	505,524
5.88%, 4/5/2027	350,000	432,812
6.50%, 8/15/2037 (a)	200,000	271,180

		2,745,218

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co. 5.77%, 3/1/2041	150,000	188,815
ConAgra Foods, Inc. 7.13%, 10/1/2026	50,000	59,452
Kellogg Co., Series B 7.45%, 4/1/2031	45,000	60,804
Kraft Foods, Inc.:
6.50%, 2/9/2040	165,000	210,602
6.88%, 1/26/2039	45,000	59,356
7.00%, 8/11/2037	350,000	458,734
Ralcorp Holdings, Inc. 6.63%, 8/15/2039	50,000	52,350
The Hershey Co. 7.20%, 8/15/2027	50,000	66,609
Unilever Capital Corp. 5.90%, 11/15/2032	60,000	78,403

		1,235,125

GAS UTILITIES — 0.1%
AGL Capital Corp. 5.88%, 3/15/2041	70,000	85,358

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Becton Dickinson and Co. 6.00%, 5/15/2039	100,000	126,910

See accompanying notes to financial statements.

105

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Boston Scientific Corp. 7.38%, 1/15/2040	$101,000	$128,514
Covidien International Finance SA 6.55%, 10/15/2037	100,000	128,995
Medtronic, Inc. 5.55%, 3/15/2040	100,000	123,814

		508,233

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc. 6.63%, 6/15/2036	100,000	123,357
CIGNA Corp.:
4.00%, 2/15/2022	100,000	98,579
5.88%, 3/15/2041	150,000	158,913
McKesson Corp. 6.00%, 3/1/2041	50,000	63,411
Quest Diagnostics, Inc. 6.95%, 7/1/2037	75,000	93,240
UnitedHealth Group, Inc.:
5.95%, 2/15/2041	100,000	125,018
6.88%, 2/15/2038	215,000	288,306
WellPoint, Inc. 6.38%, 6/15/2037	130,000	164,058

		1,114,882

HOTELS, RESTAURANTS & LEISURE — 0.6%
McDonald’s Corp. 6.30%, 3/1/2038	175,000	241,162
Yum! Brands, Inc. 6.88%, 11/15/2037	100,000	126,787

		367,949

HOUSEHOLD PRODUCTS — 0.1%
Kimberly-Clark Corp. 5.30%, 3/1/2041	50,000	61,677

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Constellation Energy Group, Inc. 7.60%, 4/1/2032	50,000	64,800

INDUSTRIAL CONGLOMERATES — 0.5%
3M Co. 5.70%, 3/15/2037	150,000	199,939
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	100,000	127,816

		327,755

INSURANCE — 4.5%
ACE INA Holdings, Inc. 6.70%, 5/15/2036	100,000	128,574
Aflac, Inc.:
6.45%, 8/15/2040	50,000	52,597
6.90%, 12/17/2039	18,000	19,882
American International Group, Inc.:
6.25%, 3/15/2037	100,000	74,000
8.18%, 5/15/2058 (b)	300,000	264,000
AON Corp. 8.21%, 1/1/2027	55,000	63,526
Assurant, Inc. 6.75%, 2/15/2034	50,000	52,264
AXA SA 8.60%, 12/15/2030	115,000	112,219
Berkshire Hathaway Finance Corp. 5.75%, 1/15/2040	100,000	117,751
Chubb Corp. 6.50%, 5/15/2038	70,000	89,371
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	50,481
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	98,235
Lincoln National Corp. 6.30%, 10/9/2037 (a)	100,000	103,700
Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033	50,000	54,585
MetLife, Inc.:
5.70%, 6/15/2035	250,000	279,012
6.40%, 12/15/2036 (a)	200,000	186,000
Principal Financial Group, Inc. 6.05%, 10/15/2036	50,000	52,543
Prudential Financial, Inc.:
5.63%, 5/12/2041 (a)	125,000	122,529
5.75%, 7/15/2033 (a)	75,000	74,405
6.63%, 12/1/2037	95,000	103,882
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	85,000	95,482
The Allstate Corp.:
5.95%, 4/1/2036 (a)	130,000	144,012
6.13%, 12/15/2032	100,000	111,516
The Progressive Corp. 6.25%, 12/1/2032	50,000	62,051
The Travelers Cos., Inc. 6.25%, 6/15/2037	180,000	225,381
XL Group PLC 6.25%, 5/15/2027	200,000	202,652

		2,940,650

IT SERVICES — 0.2%
SAIC, Inc. 5.95%, 12/1/2040	100,000	110,113

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	54,492

MACHINERY — 1.3%
Caterpillar, Inc.:
5.20%, 5/27/2041 (a)	215,000	258,739
7.30%, 5/1/2031	100,000	143,875
Deere & Co. 5.38%, 10/16/2029	150,000	186,668
Dover Corp. 5.38%, 3/1/2041	50,000	60,642
Illinois Tool Works, Inc. 4.88%, 9/15/2041 (d)	25,000	28,473
Parker Hannifin Corp. 3.50%, 9/15/2022	100,000	103,399
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	54,622

		836,418

See accompanying notes to financial statements.

106

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MEDIA — 7.7%
CBS Corp.:
5.50%, 5/15/2033	$150,000	$156,451
7.88%, 7/30/2030	75,000	95,925
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	200,000	285,017
Comcast Corp.:
5.65%, 6/15/2035	250,000	277,274
6.95%, 8/15/2037	260,000	329,888
7.05%, 3/15/2033	150,000	188,421
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 6.00%, 8/15/2040	250,000	271,143
Discovery Communications LLC 6.35%, 6/1/2040 (a)	50,000	61,189
Grupo Televisa SA 6.63%, 3/18/2025 (a)	50,000	57,659
NBCUniversal Media LLC 6.40%, 4/30/2040	250,000	306,433
News America, Inc.:
6.15%, 2/15/2041 (a)	70,000	80,323
6.40%, 12/15/2035	500,000	544,385
6.65%, 11/15/2037	140,000	156,543
The Walt Disney Co.:
4.13%, 12/1/2041	100,000	102,789
4.38%, 8/16/2041	50,000	52,655
Thomson Reuters Corp. 5.85%, 4/15/2040 (a)	50,000	57,100
Time Warner Cable, Inc.:
5.50%, 9/1/2041	100,000	105,053
5.88%, 11/15/2040	150,000	162,322
7.30%, 7/1/2038	305,000	377,895
Time Warner Entertainment Co. LP 8.38%, 3/15/2023 (a)	150,000	195,681
Time Warner, Inc.:
4.00%, 1/15/2022	200,000	205,439
6.10%, 7/15/2040	150,000	173,298
6.20%, 3/15/2040	150,000	175,403
7.63%, 4/15/2031	190,000	245,259
7.70%, 5/1/2032	150,000	196,371
Viacom, Inc. 6.88%, 4/30/2036	180,000	226,743

		5,086,659

METALS & MINING — 3.2%
Alcoa, Inc.:
5.87%, 2/23/2022 (a)	100,000	100,723
6.75%, 1/15/2028	50,000	52,690
ArcelorMittal 6.75%, 3/1/2041	285,000	257,782
Barrick North America Finance LLC 5.70%, 5/30/2041	50,000	59,593
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	100,000	116,432
Cliffs Natural Resources, Inc. 6.25%, 10/1/2040	100,000	98,481
Newmont Mining Corp. 6.25%, 10/1/2039 (a)	90,000	108,086
Nucor Corp. 6.40%, 12/1/2037 (a)	50,000	65,230
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033 (a)	165,000	203,078
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	100,000	114,518
Southern Copper Corp. 6.75%, 4/16/2040	125,000	124,751
Teck Resources, Ltd.:
4.75%, 1/15/2022 (a)	52,000	55,760
6.13%, 10/1/2035	50,000	55,424
6.25%, 7/15/2041	150,000	170,783
Vale Overseas, Ltd. 6.88%, 11/21/2036 (a)	470,000	537,110

		2,120,441

MULTI-UTILITIES — 1.7%
Dominion Resources, Inc. Series E 6.30%, 3/15/2033	250,000	306,575
MidAmerican Energy Holdings Co.:
5.95%, 5/15/2037	250,000	301,708
6.13%, 4/1/2036	80,000	94,255
6.50%, 9/15/2037	230,000	284,815
Sempra Energy 6.00%, 10/15/2039	125,000	151,949

		1,139,302

MULTILINE RETAIL — 0.7%
Kohl’s Corp. 6.88%, 12/15/2037	100,000	124,294
Macy’s Retail Holdings, Inc. 6.65%, 7/15/2024	125,000	141,249
Nordstrom, Inc. 6.95%, 3/15/2028	150,000	190,247

		455,790

OIL, GAS & CONSUMABLE FUELS — 12.3%
Anadarko Finance Co. 7.50%, 5/1/2031	150,000	180,084
Anadarko Petroleum Corp.:
6.20%, 3/15/2040	75,000	84,045
6.45%, 9/15/2036	100,000	114,000
Apache Corp.:
5.10%, 9/1/2040	150,000	176,139
6.00%, 1/15/2037	125,000	161,611
Baker Hughes, Inc. 5.13%, 9/15/2040	200,000	233,835
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038 (a)	80,000	101,196
7.20%, 1/15/2032	100,000	132,773
Cenovus Energy, Inc. 6.75%, 11/15/2039	100,000	132,329
Conoco Funding Co. 7.25%, 10/15/2031	165,000	231,754
Conoco, Inc. 6.95%, 4/15/2029 (a)	165,000	220,000
ConocoPhillips 6.50%, 2/1/2039	175,000	239,212
Devon Energy Corp.:
5.60%, 7/15/2041	100,000	120,392

See accompanying notes to financial statements.

107

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

7.95%, 4/15/2032	$100,000	$144,467
Devon Financing Corp. ULC 7.88%, 9/30/2031	65,000	92,796
Enbridge Energy Partners LP Series B 7.50%, 4/15/2038	100,000	136,067
EnCana Corp.:
6.50%, 2/1/2038 (a)	150,000	178,513
6.63%, 8/15/2037	150,000	179,704
Energy Transfer Partners LP:
6.05%, 6/1/2041	75,000	73,832
6.63%, 10/15/2036	50,000	52,570
Enterprise Products Operating LLC:
6.13%, 10/15/2039	200,000	223,370
7.55%, 4/15/2038	115,000	145,376
Hess Corp.:
6.00%, 1/15/2040 (a)	50,000	58,634
7.30%, 8/15/2031	165,000	215,418
7.88%, 10/1/2029	100,000	135,501
Husky Energy, Inc. 6.80%, 9/15/2037 (a)	50,000	63,238
Kinder Morgan Energy Partners LP:
5.63%, 9/1/2041 (a)	100,000	103,831
6.95%, 1/15/2038	100,000	113,661
7.40%, 3/15/2031	200,000	242,947
Marathon Oil Corp.:
6.60%, 10/1/2037	50,000	60,970
6.80%, 3/15/2032	150,000	183,753
Marathon Petroleum Corp. 6.50%, 3/1/2041	50,000	55,921
Nexen, Inc. 7.50%, 7/30/2039	265,000	319,700
Noble Energy, Inc. 6.00%, 3/1/2041	50,000	57,927
Noble Holding International, Ltd. 6.05%, 3/1/2041	50,000	55,018
Occidental Petroleum Corp. 3.13%, 2/15/2022	50,000	51,318
ONEOK Partners LP:
6.13%, 2/1/2041	50,000	57,599
6.85%, 10/15/2037	100,000	119,811
Petro-Canada 6.80%, 5/15/2038	220,000	278,992
Plains All American Pipeline LP/PAA Finance Corp. 6.65%, 1/15/2037	50,000	58,411
Shell International Finance BV:
5.50%, 3/25/2040	150,000	187,415
6.38%, 12/15/2038	190,000	259,545
Southern Natural Gas Co. 8.00%, 3/1/2032	65,000	82,183
Suncor Energy, Inc. 6.85%, 6/1/2039	200,000	256,135
Sunoco Logistics Partners Operations LP:
4.65%, 2/15/2022	30,000	30,671
6.10%, 2/15/2042	50,000	53,501
Talisman Energy, Inc. 6.25%, 2/1/2038 (a)	100,000	117,047
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027 (a)	100,000	116,271
Tosco Corp. 8.13%, 2/15/2030	150,000	220,120
TransCanada Pipelines, Ltd.:
6.10%, 6/1/2040	100,000	126,176
6.20%, 10/15/2037 (a)	70,000	87,860
7.63%, 1/15/2039 (a)	165,000	237,951
Transocean, Inc. 7.50%, 4/15/2031 (a)	155,000	160,361
Valero Energy Corp. 7.50%, 4/15/2032	225,000	266,790
Weatherford International, Ltd. 6.50%, 8/1/2036 (a)	125,000	136,990
Williams Cos., Inc. 8.75%, 3/15/2032	62,000	82,112
Williams Partners LP 6.30%, 4/15/2040 (a)	100,000	121,038

		8,128,881

PAPER & FOREST PRODUCTS — 0.8%
Georgia-Pacific LLC 8.88%, 5/15/2031 (a)	200,000	274,907
International Paper Co.:
4.75%, 2/15/2022	150,000	158,988
8.70%, 6/15/2038	50,000	68,083

		501,978

PERSONAL PRODUCTS — 0.4%
The Procter & Gamble Co. 5.55%, 3/5/2037	200,000	260,851

PHARMACEUTICALS — 4.8%
Abbott Laboratories:
5.30%, 5/27/2040	100,000	120,694
6.00%, 4/1/2039	150,000	191,692
AstraZeneca PLC 6.45%, 9/15/2037	250,000	334,779
Bristol-Myers Squibb Co. 5.88%, 11/15/2036	124,000	157,775
Eli Lilly & Co. 5.50%, 3/15/2027	165,000	194,747
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	230,000	306,390
Johnson & Johnson:
4.50%, 9/1/2040 (a)	150,000	167,815
6.73%, 11/15/2023	250,000	358,883
Merck & Co, Inc.:
5.85%, 6/30/2039	100,000	129,393
6.50%, 12/1/2033	250,000	344,495
Pfizer, Inc. 7.20%, 3/15/2039	210,000	302,078
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	100,000	122,174
Wyeth 6.50%, 2/1/2034	325,000	436,739

		3,167,654

PIPELINES — 0.2%
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	35,000	40,033

See accompanying notes to financial statements.

108

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Texas Eastern Transmission LP 7.00%, 7/15/2032	$100,000	$125,269

		165,302

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Health Care REIT, Inc. 6.50%, 3/15/2041	86,000	85,268
Simon Property Group LP 6.75%, 2/1/2040	65,000	84,861
Vornado Realty LP 5.00%, 1/15/2022	50,000	50,491

		220,620

ROAD & RAIL — 2.4%
Burlington Northern Santa Fe LLC:
5.75%, 5/1/2040	250,000	298,620
7.95%, 8/15/2030	50,000	68,749
Canadian National Railway Co.:
6.38%, 11/15/2037	100,000	133,825
6.90%, 7/15/2028	95,000	127,201
Canadian Pacific Railway Co. 4.45%, 3/15/2023 (a)	100,000	100,665
CSX Corp.:
4.75%, 5/30/2042	115,000	118,087
6.22%, 4/30/2040	120,000	147,416
Norfolk Southern Corp.:
6.00%, 3/15/2105	100,000	114,923
7.25%, 2/15/2031	130,000	179,331
Union Pacific Corp.:
4.16%, 7/15/2022	75,000	81,602
5.78%, 7/15/2040	200,000	241,464

		1,611,883

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Intel Corp. 4.80%, 10/1/2041	164,000	183,166

SOFTWARE — 1.1%
Microsoft Corp. 4.50%, 10/1/2040	300,000	340,809
Oracle Corp. 6.13%, 7/8/2039 (a)	305,000	405,422

		746,231

SPECIALTY RETAIL — 1.0%
Home Depot, Inc. 5.95%, 4/1/2041	50,000	65,009
Lowe’s Cos., Inc.:
5.80%, 10/15/2036	150,000	173,637
6.65%, 9/15/2037	50,000	61,734
The Home Depot, Inc. 5.88%, 12/16/2036	265,000	334,914

		635,294

TOBACCO — 1.2%
Altria Group, Inc. 9.95%, 11/10/2038	315,000	476,193
Lorillard Tobacco Co. 8.13%, 5/1/2040	50,000	58,165
Philip Morris International, Inc.:
4.38%, 11/15/2041	100,000	102,703
6.38%, 5/16/2038	100,000	130,359

		767,420

WIRELESS TELECOMMUNICATION SERVICES — 8.8%
Alltel Corp. 7.88%, 7/1/2032	100,000	143,768
America Movil SAB de CV 6.13%, 3/30/2040 (a)	200,000	238,462
AT&T Corp. 8.00%, 11/15/2031	219,000	311,130
AT&T, Inc.:
5.35%, 9/1/2040 (a)	695,000	781,716
6.15%, 9/15/2034	400,000	473,228
6.30%, 1/15/2038	165,000	201,146
6.55%, 2/15/2039	250,000	315,286
BellSouth Telecommunications, Inc. 6.38%, 6/1/2028	200,000	227,759
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	280,000	392,224
9.25%, 6/1/2032	50,000	73,512
Embarq Corp. 8.00%, 6/1/2036	200,000	211,811
France Telecom SA 8.50%, 3/1/2031	200,000	285,180
GTE Corp. 8.75%, 11/1/2021	114,000	160,235
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	127,635
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	150,000	218,468
Telecom Italia Capital SA:
6.38%, 11/15/2033	150,000	114,750
7.72%, 6/4/2038	150,000	128,250
Telefonica Emisiones SAU 7.05%, 6/20/2036	100,000	96,943
Telefonica Europe BV 8.25%, 9/15/2030	95,000	102,438
Verizon Communications, Inc.:
6.25%, 4/1/2037	200,000	250,194
7.75%, 12/1/2030	420,000	581,641
Vodafone Group PLC:
6.15%, 2/27/2037 (a)	165,000	206,757
6.25%, 11/30/2032	100,000	124,886

		5,767,419

TOTAL CORPORATE BONDS & NOTES —
(Cost $60,810,055)		65,118,709

	Shares
SHORT TERM INVESTMENTS — 7.6%
MONEY MARKET FUNDS — 7.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,448,463	4,448,463

See accompanying notes to financial statements.

109

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund 0.15% (f)(g)	584,540	$584,540

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $5,033,003)		5,033,003

TOTAL INVESTMENTS — 106.5% (i)
(Cost $65,843,058)		70,151,712
OTHER ASSETS & LIABILITIES — (6.5)%		(4,305,018)

NET ASSETS — 100.0%		$65,846,694

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Variable rate security. Rate shown is rate in effect at December 31, 2011. Maturity date disclosed is the ultimate maturity.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents less than 0.05% of net assets as of December 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (Note 2)
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

110

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.0%
AEROSPACE & DEFENSE — 2.5%
Exelis, Inc. 5.55%, 10/1/2021 (a)	$50,000	$51,421
General Dynamics Corp. 5.25%, 2/1/2014	50,000	54,575
Goodrich Corp. 3.60%, 2/1/2021	50,000	51,870
Honeywell International, Inc. 4.25%, 3/1/2021	50,000	56,369
L-3 Communications Corp.:
3.95%, 11/15/2016	25,000	25,343
4.75%, 7/15/2020	25,000	24,614
Lockheed Martin Corp. 2.13%, 9/15/2016	50,000	49,856
Northrop Grumman Corp. 1.85%, 11/15/2015	50,000	49,649
Raytheon Co.:
3.13%, 10/15/2020	50,000	50,004
4.88%, 10/15/2040	15,000	15,617
Textron, Inc. 6.20%, 3/15/2015	60,000	64,230
The Boeing Co. 5.88%, 2/15/2040	20,000	25,833
United Technologies Corp. 6.13%, 7/15/2038	25,000	31,644

		551,025

AIR FREIGHT & LOGISTICS — 0.6%
Federal Express Corp. 9.65%, 6/15/2012	50,000	51,936
GATX Corp. 8.75%, 5/15/2014	50,000	56,827
United Parcel Service, Inc. 4.88%, 11/15/2040	25,000	28,655

		137,418

AIRLINES — 0.4%
Continental Airlines, Inc. 5.98%, 4/19/2022	46,474	48,449
Southwest Airlines Co. 6.50%, 3/1/2012	30,000	30,241

		78,690

AUTO COMPONENTS — 0.5%
BorgWarner, Inc. 4.63%, 9/15/2020	50,000	53,131
Johnson Controls, Inc. 4.25%, 3/1/2021	50,000	53,023

		106,154

AUTOMOBILES — 0.6%
Daimler Finance North America LLC:
6.50%, 11/15/2013	50,000	54,358
8.50%, 1/18/2031	25,000	34,652
PACCAR Financial Corp. 1.55%, 9/29/2014	50,000	49,850

		138,860

BEVERAGES — 1.6%
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 3/26/2013	50,000	50,921
Beam, Inc. 5.88%, 1/15/2036	25,000	24,872
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	50,000	50,689
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	25,000	27,188
Diageo Capital PLC 5.20%, 1/30/2013	25,000	26,196
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	50,000	51,758
PepsiCo, Inc. 3.13%, 11/1/2020	50,000	51,764
The Coca-Cola Co. 4.88%, 3/15/2019	50,000	57,878

		341,266

BIOTECHNOLOGY — 1.4%
Amgen, Inc. 6.38%, 6/1/2037	25,000	28,863
Biogen Idec, Inc. 6.88%, 3/1/2018	25,000	30,378
Celgene Corp. 3.95%, 10/15/2020	50,000	50,840
Genentech, Inc. 4.75%, 7/15/2015	35,000	38,920
Genzyme Corp. 3.63%, 6/15/2015	50,000	53,409
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	52,811
Life Technologies Corp. 4.40%, 3/1/2015	50,000	52,423

		307,644

BUILDING MATERIALS — 0.3%
CRH America, Inc. 6.00%, 9/30/2016	50,000	53,413

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	25,000	24,665

CAPITAL MARKETS — 2.3%
Ameriprise Financial, Inc. 7.30%, 6/28/2019	25,000	29,895
BlackRock, Inc. 3.50%, 12/10/2014	60,000	63,776
Janus Capital Group, Inc. 6.70%, 6/15/2017	25,000	26,530
Jefferies Group, Inc. 3.88%, 11/9/2015	50,000	44,250
Morgan Stanley 6.25%, 8/9/2026	25,000	22,737
Raymond James Financial, Inc. 8.60%, 8/15/2019	50,000	57,941
TD Ameritrade Holding Corp. 4.15%, 12/1/2014	50,000	52,650
The Bank of New York Mellon Corp.:
4.30%, 5/15/2014	55,000	58,893

See accompanying notes to financial statements.

111

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SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

5.45%, 5/15/2019	$65,000	$73,064
The Charles Schwab Corp. 4.95%, 6/1/2014	50,000	54,002
The Goldman Sachs Group, Inc. 5.50%, 11/15/2014	25,000	25,691

		509,429

CHEMICALS — 2.8%
Agrium, Inc. 6.13%, 1/15/2041	25,000	30,544
Air Products & Chemicals, Inc. 2.00%, 8/2/2016	15,000	15,305
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018	50,000	61,091
Eastman Chemical Co. 3.00%, 12/15/2015	25,000	25,716
FMC Corp. 3.95%, 2/1/2022	50,000	50,518
ICI Wilmington, Inc. 5.63%, 12/1/2013	42,000	44,524
Monsanto Co. 2.75%, 4/15/2016	25,000	26,358
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	50,000	57,102
PPG Industries, Inc. 5.75%, 3/15/2013	50,000	52,716
Praxair, Inc. 5.25%, 11/15/2014	50,000	55,682
RPM International, Inc. 6.13%, 10/15/2019	25,000	27,344
The Dow Chemical Co. 7.38%, 11/1/2029	50,000	63,798
The Mosaic Co.:
3.75%, 11/15/2021	25,000	25,259
4.88%, 11/15/2041	25,000	25,635
The Sherwin-Williams Co. 3.13%, 12/15/2014	50,000	52,620

		614,212

COMMERCIAL BANKS — 5.9%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	50,000	44,331
American Express Bank FSB 6.00%, 9/13/2017	25,000	28,286
Associated Banc-Corp. 5.13%, 3/28/2016	85,000	86,567
Bank of Montreal 2.13%, 6/28/2013	50,000	50,871
Bank of Nova Scotia 3.40%, 1/22/2015	50,000	52,462
Barclays Bank PLC 5.13%, 1/8/2020	50,000	51,159
BB&T Corp. 3.20%, 3/15/2016	50,000	51,916
BBVA US Senior SAU 3.25%, 5/16/2014	50,000	46,931
BNP Paribas 5.00%, 1/15/2021	50,000	47,642
Canadian Imperial Bank of Commerce/Canada 1.45%, 9/13/2013	60,000	59,953
Credit Suisse of New York, NY 5.00%, 5/15/2013	50,000	51,233
Deutsche Bank AG 4.88%, 5/20/2013	50,000	51,025
Discover Bank/Greenwood DE 7.00%, 4/15/2020	50,000	51,986
First Horizon National Corp. 5.38%, 12/15/2015	95,000	95,959
KeyCorp:
5.10%, 3/24/2021	50,000	51,770
6.50%, 5/14/2013	75,000	79,125
Lloyds TSB Bank PLC 4.88%, 1/21/2016	50,000	48,806
PNC Funding Corp. 3.63%, 2/8/2015	20,000	20,887
Royal Bank of Canada 1.13%, 1/15/2014	50,000	50,013
SVB Financial Group 5.38%, 9/15/2020	50,000	50,346
The Toronto-Dominion Bank 2.38%, 10/19/2016	50,000	50,420
US Bancorp 4.20%, 5/15/2014	50,000	53,362
Wells Fargo & Co. 5.63%, 12/11/2017	50,000	56,402
Westpac Banking Corp. 3.00%, 8/4/2015	25,000	24,966
Zions Bancorporation 7.75%, 9/23/2014	25,000	26,125

		1,282,543

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Avery Dennison Corp. 5.38%, 4/15/2020	35,000	36,546
Block Financial LLC 7.88%, 1/15/2013	50,000	51,625
Pitney Bowes, Inc. 4.88%, 8/15/2014	25,000	26,555
Republic Services, Inc. 5.25%, 11/15/2021	20,000	22,590
Waste Management, Inc. 6.38%, 11/15/2012	25,000	26,136

		163,452

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc. 5.90%, 2/15/2039	25,000	31,532
Harris Corp. 5.00%, 10/1/2015	50,000	55,317
Juniper Networks, Inc. 4.60%, 3/15/2021	50,000	52,986
Motorola Solutions, Inc. 6.00%, 11/15/2017	50,000	55,629
Nokia Oyj 5.38%, 5/15/2019	50,000	50,151

		245,615

See accompanying notes to financial statements.

112

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SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

COMPUTERS & PERIPHERALS — 0.8%
Dell, Inc. 5.40%, 9/10/2040	$25,000	$27,468
Hewlett-Packard Co. 4.75%, 6/2/2014	25,000	26,335
International Business Machines Corp. 5.70%, 9/14/2017	50,000	60,554
Lexmark International, Inc. 5.90%, 6/1/2013	50,000	52,139

		166,496

CONSUMER FINANCE — 0.3%
Caterpillar Financial Services Corp. 4.70%, 3/15/2012	50,000	50,424
SLM Corp. 5.00%, 4/15/2015	25,000	24,375

		74,799

CONTAINERS & PACKAGING — 0.4%
Bemis Co., Inc. 4.50%, 10/15/2021	50,000	51,703
Sonoco Products Co. 5.75%, 11/1/2040	40,000	41,942

		93,645

DIVERSIFIED FINANCIAL SERVICES — 4.8%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	50,000	52,680
Alterra Finance LLC 6.25%, 9/30/2020	50,000	52,665
AXA Financial, Inc. 7.00%, 4/1/2028	35,000	36,325
Boeing Capital Corp. 2.90%, 8/15/2018	15,000	15,600
BP Capital Markets PLC 3.13%, 10/1/2015	50,000	52,318
Capital One Financial Corp. 6.75%, 9/15/2017	17,000	19,187
Citigroup, Inc.:
3.95%, 6/15/2016	50,000	49,624
5.50%, 10/15/2014	60,000	61,533
CME Group, Inc. 5.40%, 8/1/2013	50,000	53,123
Countrywide Financial Corp. 5.80%, 6/7/2012	50,000	50,105
General Electric Capital Corp. 3.50%, 6/29/2015	50,000	52,279
HSBC Finance Corp. 6.38%, 11/27/2012	25,000	25,714
JPMorgan Chase & Co.:
4.75%, 5/1/2013	25,000	26,120
5.50%, 10/15/2040	25,000	26,054
Lazard Group LLC 6.85%, 6/15/2017	95,000	99,879
Moody’s Corp. 5.50%, 9/1/2020	50,000	52,189
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	50,523
NYSE Euronext 4.80%, 6/28/2013	50,000	52,465
ORIX Corp. 5.00%, 1/12/2016	60,000	62,577
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	30,000	31,140
The Western Union Co. 5.25%, 4/1/2020	25,000	27,414
Toyota Motor Credit Corp. 1.38%, 8/12/2013	50,000	50,463
UBS AG of Stamford, CT 2.25%, 8/12/2013	50,000	49,222

		1,049,199

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
British Telecommunications PLC 5.15%, 1/15/2013	50,000	51,849

ELECTRIC UTILITIES — 4.9%
Appalachian Power Co. 5.80%, 10/1/2035	25,000	29,447
Arizona Public Service Co. 8.75%, 3/1/2019	50,000	64,402
Consolidated Edison Co. of New York 5.38%, 12/15/2015	50,000	57,022
Constellation Energy Group, Inc. 5.15%, 12/1/2020	50,000	54,771
Duke Energy Carolinas LLC 6.10%, 6/1/2037	25,000	32,777
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	25,000	27,946
Exelon Generation Co. LLC 6.20%, 10/1/2017	50,000	58,277
Florida Power & Light Co. 4.13%, 2/1/2042	25,000	25,877
Georgia Power Co. 5.65%, 3/1/2037	25,000	30,531
Great Plains Energy, Inc. 4.85%, 6/1/2021	25,000	26,404
Kentucky Utilities Co. 5.13%, 11/1/2040	25,000	30,200
NextEra Energy Capital Holdings, Inc. 2.55%, 11/15/2013	50,000	51,062
Nisource Finance Corp. 5.95%, 6/15/2041	25,000	26,574
Oklahoma Gas & Electric Co. 5.25%, 5/15/2041	25,000	29,572
Pacific Gas & Electric Co. 5.80%, 3/1/2037	35,000	42,320
Potomac Electric Power Co. 7.90%, 12/15/2038	35,000	54,878
Progress Energy, Inc. 4.40%, 1/15/2021	50,000	54,785
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	19,891
5.50%, 3/1/2040	15,000	18,885
Scottish Power Ltd. 5.38%, 3/15/2015	25,000	26,262
Southern California Edison Co. 3.88%, 6/1/2021	20,000	22,164
TECO Finance, Inc. 5.15%, 3/15/2020	50,000	55,186

See accompanying notes to financial statements.

113

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

The Cleveland Electric Illuminating Co. 5.70%, 4/1/2017	$50,000	$56,021
The Detroit Edison Co. 5.60%, 6/15/2018	50,000	59,767
UIL Holdings Corp. 4.63%, 10/1/2020	34,000	35,239
Wisconsin Electric Power Co. 5.70%, 12/1/2036	25,000	31,595
Wisconsin Power & Light Co. 5.00%, 7/15/2019	50,000	58,079

		1,079,934

ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Co. 4.25%, 11/15/2020	50,000	55,354
Roper Industries, Inc. 6.25%, 9/1/2019	50,000	59,086

		114,440

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilent Technologies, Inc. 6.50%, 11/1/2017	50,000	58,891
Arrow Electronics, Inc. 3.38%, 11/1/2015	50,000	50,062
Avnet, Inc. 6.63%, 9/15/2016	50,000	55,940
Corning, Inc. 5.75%, 8/15/2040	30,000	35,647

		200,540

ENERGY EQUIPMENT & SERVICES — 0.6%
Cameron International Corp. 5.95%, 6/1/2041	25,000	29,002
Halliburton Co. 6.70%, 9/15/2038	25,000	33,425
Nabors Industries, Inc. 9.25%, 1/15/2019	50,000	62,398

		124,825

FOOD & STAPLES RETAILING — 1.3%
Costco Wholesale Corp. 5.50%, 3/15/2017	25,000	29,728
CVS Caremark Corp. 6.13%, 8/15/2016	20,000	23,203
Safeway, Inc. 6.25%, 3/15/2014	50,000	55,176
Sysco Corp. 6.63%, 3/17/2039	25,000	36,552
Target Corp. 7.00%, 1/15/2038	25,000	34,699
The Kroger Co. 6.15%, 1/15/2020	50,000	60,485
Wal-Mart Stores, Inc. 6.20%, 4/15/2038	20,000	26,272
Walgreen Co. 4.88%, 8/1/2013	25,000	26,662

		292,777

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co. 5.77%, 3/1/2041	25,000	31,469
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	50,000	52,735
Campbell Soup Co. 4.25%, 4/15/2021	25,000	27,787
ConAgra Foods, Inc. 7.00%, 4/15/2019	50,000	58,627
Corn Products International, Inc. 4.63%, 11/1/2020	50,000	52,785
Delhaize Group SA 5.70%, 10/1/2040	25,000	25,480
General Mills, Inc. 5.70%, 2/15/2017	50,000	58,858
HJ Heinz Finance Co. 6.75%, 3/15/2032	27,000	35,154
Kellogg Co. 4.15%, 11/15/2019	50,000	53,918
Kraft Foods, Inc. 6.13%, 2/1/2018	35,000	40,778
Ralcorp Holdings, Inc. 6.63%, 8/15/2039	25,000	26,175
Sara Lee Corp. 2.75%, 9/15/2015	50,000	50,281
The Hershey Co. 4.13%, 12/1/2020	50,000	55,722
Tyson Foods, Inc. 10.50%, 3/1/2014	50,000	57,621
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	52,913

		680,303

GAS UTILITIES — 0.9%
AGL Capital Corp. 5.25%, 8/15/2019	50,000	55,901
Atmos Energy Corp. 6.35%, 6/15/2017	50,000	58,951
National Grid PLC 6.30%, 8/1/2016	25,000	28,693
Southern California Gas Co. 5.45%, 4/15/2018	35,000	40,699

		184,244

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Baxter International, Inc. 6.25%, 12/1/2037	25,000	32,975
Becton Dickinson and Co. 3.25%, 11/12/2020	25,000	25,731
Boston Scientific Corp. 7.38%, 1/15/2040	35,000	44,535
C.R. Bard, Inc. 4.40%, 1/15/2021	25,000	28,018
CareFusion Corp. 6.38%, 8/1/2019	50,000	59,413
Covidien International Finance SA 4.20%, 6/15/2020	50,000	54,750
DENTSPLY International, Inc. 4.13%, 8/15/2021	50,000	51,202

See accompanying notes to financial statements.

114

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Medtronic, Inc. 3.00%, 3/15/2015	$25,000	$26,097
St. Jude Medical, Inc. 2.50%, 1/15/2016	35,000	36,034
Stryker Corp. 2.00%, 9/30/2016	50,000	50,751
Zimmer Holdings, Inc. 5.75%, 11/30/2039	25,000	29,209

		438,715

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aetna, Inc. 3.95%, 9/1/2020	50,000	51,957
AmerisourceBergen Corp. 4.88%, 11/15/2019	50,000	55,883
Cardinal Health, Inc. 5.80%, 10/15/2016	50,000	57,917
Cigna Corp. 8.50%, 5/1/2019	50,000	63,722
Coventry Health Care, Inc. 6.30%, 8/15/2014	30,000	32,906
Express Scripts, Inc. 3.13%, 5/15/2016	20,000	20,110
Humana, Inc. 8.15%, 6/15/2038	25,000	31,825
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	35,000	36,957
McKesson Corp. 4.75%, 3/1/2021	50,000	56,437
Quest Diagnostics, Inc. 6.40%, 7/1/2017	15,000	17,577
UnitedHealth Group, Inc. 3.88%, 10/15/2020	50,000	53,461
WellPoint, Inc. 6.38%, 1/15/2012	50,000	50,089

		528,841

HOTELS, RESTAURANTS & LEISURE — 1.0%
Darden Restaurants, Inc. 6.80%, 10/15/2037	25,000	29,199
International Game Technology 5.50%, 6/15/2020	35,000	37,252
Marriott International, Inc. 6.38%, 6/15/2017	50,000	57,647
McDonald’s Corp. 5.35%, 3/1/2018	20,000	23,774
Starbucks Corp. 6.25%, 8/15/2017	35,000	41,361
Yum! Brands, Inc. 3.88%, 11/1/2020	25,000	25,470

		214,703

HOUSEHOLD DURABLES — 0.5%
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	50,000	52,627
Whirlpool Corp. 8.00%, 5/1/2012	50,000	51,116

		103,743

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc. 3.35%, 12/15/2015	25,000	25,853
Colgate-Palmolive Co. 3.15%, 8/5/2015	25,000	26,765
Energizer Holdings, Inc. 4.70%, 5/19/2021 (a)	50,000	53,021
Kimberly-Clark Corp. 6.25%, 7/15/2018	25,000	30,668
The Clorox Co. 3.80%, 11/15/2021	50,000	50,808

		187,115

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
TransAlta Corp. 6.65%, 5/15/2018	50,000	57,769

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co. 1.38%, 9/29/2016	50,000	50,311
Cooper US, Inc. 2.38%, 1/15/2016	50,000	51,234
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	25,000	31,954
Tyco Electronics Group SA 4.88%, 1/15/2021	50,000	53,590
Tyco International Finance SA 8.50%, 1/15/2019	25,000	32,424

		219,513

INSURANCE — 8.9%
ACE INA Holdings, Inc. 2.60%, 11/23/2015	50,000	50,856
AEGON Funding Co. LLC 5.75%, 12/15/2020	35,000	36,303
Aflac, Inc. 6.45%, 8/15/2040	50,000	52,597
Alleghany Corp. 5.63%, 9/15/2020	50,000	52,817
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	25,000	28,140
American Financial Group, Inc. 9.88%, 6/15/2019	30,000	37,679
American International Group, Inc.:
5.05%, 10/1/2015	50,000	48,195
5.45%, 5/18/2017	35,000	33,367
6.40%, 12/15/2020	20,000	20,102
AON Corp. 3.13%, 5/27/2016	35,000	35,338
Assurant, Inc. 6.75%, 2/15/2034	50,000	52,264
Axis Capital Holdings, Ltd. 5.75%, 12/1/2014	50,000	52,579
Cincinnati Financial Corp. 6.13%, 11/1/2034	50,000	49,753
CNA Financial Corp. 5.75%, 8/15/2021	25,000	25,510
Delphi Financial Group, Inc. 7.88%, 1/31/2020	25,000	28,613

See accompanying notes to financial statements.

115

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	$50,000	$50,481
Fidelity National Financial, Inc. 6.60%, 5/15/2017	30,000	31,530
Genworth Financial, Inc. 6.52%, 5/22/2018	25,000	23,000
Hartford Financial Services Group, Inc. 6.30%, 3/15/2018	50,000	52,144
HCC Insurance Holdings, Inc. 6.30%, 11/15/2019	50,000	55,128
Lincoln National Corp. 6.25%, 2/15/2020	25,000	27,109
Loews Corp. 6.00%, 2/1/2035	25,000	27,261
Manulife Financial Corp. 4.90%, 9/17/2020	120,000	122,348
Markel Corp. 7.13%, 9/30/2019	50,000	57,360
Marsh & McLennan Cos., Inc.:
4.80%, 7/15/2021	25,000	27,143
5.75%, 9/15/2015	24,000	26,663
MetLife, Inc. 6.82%, 8/15/2018	25,000	29,662
PartnerRe, Ltd. 5.50%, 6/1/2020	50,000	50,929
Principal Financial Group, Inc. 8.88%, 5/15/2019	50,000	61,738
Protective Life Corp. 7.38%, 10/15/2019	50,000	55,125
Prudential Financial, Inc. 4.50%, 7/15/2013	50,000	51,887
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	50,000	55,791
Swiss Re Solutions Holding Corp. 6.45%, 3/1/2019	50,000	55,674
The Hanover Insurance Group, Inc. 6.38%, 6/15/2021	50,000	53,101
The Progressive Corp. 3.75%, 8/23/2021	50,000	51,745
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	50,000	57,007
Travelers Property Casualty Corp. 6.38%, 3/15/2033	25,000	31,105
Unitrin, Inc. 6.00%, 5/15/2017	50,000	52,713
Unum Group 7.13%, 9/30/2016	50,000	56,831
Validus Holdings Ltd. 8.88%, 1/26/2040	25,000	27,840
W.R. Berkley Corp. 6.25%, 2/15/2037	50,000	49,590
Willis North America, Inc. 7.00%, 9/29/2019	50,000	56,101
XL Group PLC 6.38%, 11/15/2024	50,000	52,700

		1,953,819

INTERNET & CATALOG RETAIL — 0.2%
Expedia, Inc. 5.95%, 8/15/2020	35,000	35,412

IT SERVICES — 0.5%
Computer Sciences Corp., Series W 5.50%, 3/15/2013	25,000	25,071
Fiserv, Inc. 3.13%, 6/15/2016	35,000	35,636
SAIC, Inc. 4.45%, 12/1/2020	50,000	54,314

		115,021

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. 6.20%, 10/1/2040	10,000	10,981

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	25,000	26,203

MACHINERY — 3.0%
Cummins, Inc. 7.13%, 3/1/2028	25,000	32,260
Danaher Corp. 5.40%, 3/1/2019	50,000	59,193
Deere & Co. 5.38%, 10/16/2029	25,000	31,111
Dover Corp. 5.38%, 3/1/2041	35,000	42,449
Eaton Corp. 6.95%, 3/20/2019	50,000	63,200
Harsco Corp. 2.70%, 10/15/2015	50,000	51,475
IDEX Corp. 4.50%, 12/15/2020	50,000	53,325
Illinois Tool Works, Inc. 4.88%, 9/15/2041 (a)	25,000	28,473
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	35,000	42,798
Joy Global, Inc. 5.13%, 10/15/2021	20,000	21,515
Parker Hannifin Corp. 6.25%, 5/15/2038	25,000	31,197
Pentair, Inc. 5.00%, 5/15/2021	50,000	52,778
Snap-On, Inc. 6.13%, 9/1/2021	25,000	30,287
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	35,000	38,236
Timken Co. 6.00%, 9/15/2014	50,000	54,191
Valmont Industries, Inc. 6.63%, 4/20/2020	25,000	29,357

		661,845

MEDIA — 3.0%
CBS Corp. 7.88%, 7/30/2030	25,000	31,975
Comcast Cable Communications LLC 7.13%, 6/15/2013	25,000	27,056

See accompanying notes to financial statements.

116

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	$25,000	$26,946
6.38%, 3/1/2041	25,000	28,700
Discovery Communications LLC 5.63%, 8/15/2019	35,000	40,256
Grupo Televisa SAB 8.50%, 3/11/2032	50,000	65,921
NBCUniversal Media LLC 5.15%, 4/30/2020	25,000	28,046
News America, Inc. 6.20%, 12/15/2034	50,000	54,087
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	57,351
The Mcgraw-hill Cos, Inc. 6.55%, 11/15/2037	25,000	26,069
The Walt Disney Co. 2.75%, 8/16/2021	25,000	25,373
Time Warner Cable, Inc. 5.40%, 7/2/2012	50,000	51,127
Time Warner, Inc. 4.70%, 1/15/2021	50,000	54,116
Viacom, Inc. 4.25%, 9/15/2015	25,000	26,823
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	50,000	52,104
WPP Finance UK 8.00%, 9/15/2014	50,000	56,084

		652,034

METALS & MINING — 3.3%
Alcoa, Inc. 5.40%, 4/15/2021	25,000	24,776
Allegheny Technologies, Inc. 9.38%, 6/1/2019	50,000	62,102
AngloGold Ashanti Holdings PLC 5.38%, 4/15/2020	50,000	49,507
ArcelorMittal 5.50%, 3/1/2021	50,000	45,858
Barrick North America Finance LLC 6.80%, 9/15/2018	50,000	60,201
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019	35,000	43,615
Cliffs Natural Resources, Inc. 4.80%, 10/1/2020	50,000	49,737
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/2017	50,000	52,938
Kinross Gold Corp. 5.13%, 9/1/2021 (a)	50,000	48,700
Newmont Mining Corp. 5.88%, 4/1/2035	25,000	28,491
Nucor Corp. 6.40%, 12/1/2037	25,000	32,615
Rio Tinto Finance USA, Ltd. 8.95%, 5/1/2014	50,000	58,430
Southern Copper Corp. 7.50%, 7/27/2035	25,000	27,305
Teck Resources, Ltd. 4.75%, 1/15/2022	28,000	30,024
Vale Overseas, Ltd. 6.88%, 11/10/2039	25,000	28,747
Xstrata Canada Corp.:
5.38%, 6/1/2015	50,000	53,510
6.20%, 6/15/2035	25,000	25,736

		722,292

MULTI-UTILITIES — 2.1%
American Water Capital Corp. 6.09%, 10/15/2017	35,000	41,125
CenterPoint Energy Resources Corp. 7.88%, 4/1/2013	35,000	37,822
Dominion Resources, Inc. 5.60%, 11/15/2016	50,000	57,964
Integrys Energy Group, Inc. 4.17%, 11/1/2020	50,000	52,047
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	58,909
NSTAR 4.50%, 11/15/2019	25,000	27,568
Sempra Energy 6.00%, 10/15/2039	25,000	30,390
United Utilities PLC 6.88%, 8/15/2028	50,000	57,632
Veolia Environnement SA 6.75%, 6/1/2038	25,000	29,074
Xcel Energy, Inc. 4.70%, 5/15/2020	50,000	56,157

		448,688

MULTILINE RETAIL — 0.5%
Kohl’s Corp. 6.88%, 12/15/2037	25,000	31,074
Macy’s Retail Holdings, Inc. 6.70%, 7/15/2034	25,000	27,261
Nordstrom, Inc. 4.00%, 10/15/2021	50,000	51,955

		110,290

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 4.50%, 5/15/2021	45,000	45,952

OIL, GAS & CONSUMABLE FUELS — 9.4%
Alberta Energy Co. Ltd. 7.38%, 11/1/2031	45,000	55,325
Anadarko Petroleum Corp. 5.95%, 9/15/2016	25,000	28,167
Apache Corp. 6.00%, 9/15/2013	25,000	27,199
Baker Hughes, Inc. 3.20%, 8/15/2021 (a)	50,000	51,362
Boardwalk Pipelines LP 5.88%, 11/15/2016	25,000	27,947
Canadian Natural Resources, Ltd. 5.15%, 2/1/2013	25,000	26,074
Cenovus Energy, Inc. 6.75%, 11/15/2039	25,000	33,082
Chevron Corp. 4.95%, 3/3/2019	35,000	41,420

See accompanying notes to financial statements.

117

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

ConocoPhillips 4.60%, 1/15/2015	$50,000	$55,312
DCP Midstream Operating LP 3.25%, 10/1/2015	50,000	50,546
Devon Financing Corp. ULC 7.88%, 9/30/2031	25,000	35,691
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	50,000	57,537
Enbridge, Inc. 5.60%, 4/1/2017	50,000	56,426
Energy Transfer Partners LP 9.00%, 4/15/2019	25,000	29,987
Eni USA, Inc. 7.30%, 11/15/2027	35,000	45,959
Ensco PLC 4.70%, 3/15/2021	50,000	51,414
Enterprise Products Operating LLC 5.60%, 10/15/2014	35,000	38,388
EOG Resources, Inc. 4.40%, 6/1/2020	50,000	55,669
EQT Corp. 6.50%, 4/1/2018	50,000	56,337
Hess Corp. 7.88%, 10/1/2029	25,000	33,875
Husky Energy, Inc. 5.90%, 6/15/2014	25,000	27,223
Kinder Morgan Energy Partners LP 6.50%, 9/1/2039	35,000	38,533
Magellan Midstream Partners LP 6.55%, 7/15/2019	50,000	58,854
Marathon Oil Corp. 6.80%, 3/15/2032	35,000	42,876
Nexen, Inc. 6.40%, 5/15/2037	30,000	32,103
Noble Energy, Inc. 8.25%, 3/1/2019	25,000	32,888
Noble Holding International, Ltd. 4.63%, 3/1/2021	50,000	52,089
NuStar Logistics LP 4.80%, 9/1/2020	25,000	26,128
Occidental Petroleum Corp. 4.10%, 2/1/2021	50,000	55,292
ONEOK Partners LP:
3.25%, 2/1/2016	30,000	30,822
6.13%, 2/1/2041	65,000	74,879
ONEOK, Inc. 5.20%, 6/15/2015	50,000	54,721
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	25,000	28,477
Petro-Canada 6.05%, 5/15/2018	25,000	29,513
Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020	50,000	56,796
Rowan Cos., Inc. 7.88%, 8/1/2019	35,000	41,227
Shell International Finance BV 4.30%, 9/22/2019	25,000	28,761
Southern Natural Gas Co. 8.00%, 3/1/2032	25,000	31,609
Spectra Energy Capital LLC 8.00%, 10/1/2019	50,000	63,695
Statoil ASA 3.13%, 8/17/2017	50,000	53,008
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	15,000	15,335
Talisman Energy, Inc. 5.85%, 2/1/2037	25,000	27,769
Total Capital SA 4.25%, 12/15/2021	25,000	27,618
TransCanada Pipelines, Ltd. 6.20%, 10/15/2037	25,000	31,379
Transocean, Inc. 6.50%, 11/15/2020	50,000	51,441
Valero Energy Corp.:
6.63%, 6/15/2037	25,000	26,974
9.38%, 3/15/2019	35,000	44,472
Weatherford International, Inc. 6.35%, 6/15/2017	50,000	56,651
XTO Energy, Inc. 6.25%, 8/1/2017	50,000	62,554

		2,061,404

PAPER & FOREST PRODUCTS — 0.3%
International Paper Co. 9.38%, 5/15/2019	50,000	64,876

PERSONAL PRODUCTS — 0.7%
Avon Products, Inc. 4.20%, 7/15/2018	25,000	25,108
The Estee Lauder Cos, Inc. 6.00%, 5/15/2037	50,000	65,226
The Procter & Gamble Co. 1.80%, 11/15/2015	50,000	51,478

		141,812

PHARMACEUTICALS — 2.4%
Abbott Laboratories 5.13%, 4/1/2019	25,000	29,283
Allergan Inc/United States 3.38%, 9/15/2020	25,000	25,764
AstraZeneca PLC 5.90%, 9/15/2017	25,000	30,023
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	25,000	33,033
Eli Lilly & Co. 5.20%, 3/15/2017	50,000	57,632
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	25,000	29,566
Hospira, Inc. 6.05%, 3/30/2017	50,000	55,581
Johnson & Johnson 5.85%, 7/15/2038	25,000	32,941
Medco Health Solutions, Inc. 6.13%, 3/15/2013	50,000	52,599
Merck & Co, Inc. 3.88%, 1/15/2021	50,000	55,430
Novartis Capital Corp. 2.90%, 4/24/2015	25,000	26,385

See accompanying notes to financial statements.

118

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	$25,000	$30,543
Watson Pharmaceuticals, Inc. 6.13%, 8/15/2019	25,000	29,222
Wyeth 5.50%, 2/1/2014	25,000	27,362

		515,364

PIPELINES — 0.4%
Northern Border Pipeline Co. 7.50%, 9/15/2021	25,000	32,041
Spectra Energy Partners LP 4.60%, 6/15/2021	60,000	62,218

		94,259

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. 2.88%, 11/15/2015	50,000	51,359

REAL ESTATE INVESTMENT TRUSTS — 6.5%
AvalonBay Communities, Inc. 5.70%, 3/15/2017	50,000	56,230
BioMed Realty LP 3.85%, 4/15/2016	50,000	50,512
Boston Properties LP 4.13%, 5/15/2021	50,000	50,196
Brandywine Operating Partnership LP 4.95%, 4/15/2018	50,000	49,079
BRE Properties, Inc. 5.50%, 3/15/2017	50,000	54,126
Camden Property Trust 4.63%, 6/15/2021	25,000	25,385
CommonWealth REIT 6.25%, 8/15/2016	50,000	53,420
Duke Realty LP 6.75%, 3/15/2020	25,000	27,430
ERP Operating LP 5.25%, 9/15/2014	50,000	53,085
HCP, Inc. 5.65%, 12/15/2013	50,000	52,355
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	50,000	52,971
Highwoods Realty LP 5.85%, 3/15/2017	30,000	31,238
Hospitality Properties Trust 6.75%, 2/15/2013	50,000	51,549
Kilroy Realty LP 5.00%, 11/3/2015	50,000	51,510
Kimco Realty Corp. 4.30%, 2/1/2018	50,000	49,019
Liberty Property LP:
4.75%, 10/1/2020	70,000	71,384
6.63%, 10/1/2017	25,000	28,630
Mack-Cali Realty LP 7.75%, 8/15/2019	50,000	59,588
ProLogis LP 4.50%, 8/15/2017	40,000	39,823
Realty Income Corp. 6.75%, 8/15/2019	50,000	57,106
Regency Centers LP 5.25%, 8/1/2015	50,000	52,853
Senior Housing Properties Trust 4.30%, 1/15/2016	50,000	49,927
Simon Property Group LP 6.13%, 5/30/2018	50,000	57,562
Tanger Properties LP 6.15%, 11/15/2015	60,000	65,279
UDR, Inc. 5.25%, 1/15/2015	50,000	52,590
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	15,000	14,667
4.75%, 6/1/2021	25,000	24,308
Vornado Realty LP 4.25%, 4/1/2015	85,000	87,362
Washington Real Estate Investment Trust 4.95%, 10/1/2020	50,000	51,523

		1,420,707

ROAD & RAIL — 1.6%
Canadian National Railway Co. 6.20%, 6/1/2036	25,000	32,750
Canadian Pacific Railway Co. 4.45%, 3/15/2023	50,000	50,332
Con-way, Inc. 7.25%, 1/15/2018	25,000	27,799
CSX Corp. 3.70%, 10/30/2020	50,000	51,506
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	50,000	51,111
Norfolk Southern Corp.:
3.25%, 12/1/2021	25,000	25,245
7.25%, 2/15/2031	25,000	34,487
Ryder System, Inc. 3.15%, 3/2/2015	50,000	51,385
Union Pacific Corp. 5.13%, 2/15/2014	25,000	26,950

		351,565

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Analog Devices, Inc. 3.00%, 4/15/2016	50,000	52,912
Applied Materials, Inc. 5.85%, 6/15/2041	30,000	34,086
Intel Corp. 4.80%, 10/1/2041	35,000	39,090
KLA-Tencor Corp. 6.90%, 5/1/2018	30,000	33,798
Maxim Integrated Products, Inc. 3.45%, 6/14/2013	60,000	61,460
National Semiconductor Corp. 6.15%, 6/15/2012	47,000	48,152

		269,498

SOFTWARE — 0.7%
Adobe Systems, Inc. 3.25%, 2/1/2015	25,000	26,129
Microsoft Corp. 1.63%, 9/25/2015	50,000	50,977
Oracle Corp. 6.13%, 7/8/2039	25,000	33,231

See accompanying notes to financial statements.

119

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Symantec Corp. 2.75%, 9/15/2015	$50,000	$50,635

		160,972

SPECIALTY RETAIL — 1.4%
Advance Auto Parts, Inc. 5.75%, 5/1/2020	50,000	55,311
AutoZone, Inc. 5.75%, 1/15/2015	21,000	23,186
Best Buy Co., Inc. 3.75%, 3/15/2016	30,000	29,495
Lowe’s Cos., Inc. 3.75%, 4/15/2021	50,000	52,506
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	25,000	26,238
Staples, Inc. 9.75%, 1/15/2014	35,000	39,929
The Gap, Inc. 5.95%, 4/12/2021	50,000	47,500
The Home Depot, Inc. 5.40%, 9/15/2040	25,000	30,142

		304,307

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
V.F. Corp. 6.45%, 11/1/2037	25,000	32,105

THRIFTS & MORTGAGE FINANCE — 0.3%
First Niagara Financial Group, Inc. 6.75%, 3/19/2020	60,000	63,182

TOBACCO — 0.6%
Altria Group, Inc. 9.25%, 8/6/2019	25,000	33,478
Lorillard Tobacco Co. 3.50%, 8/4/2016	25,000	25,222
Philip Morris International, Inc. 6.38%, 5/16/2038	25,000	32,590
Reynolds American, Inc. 7.75%, 6/1/2018	25,000	30,300

		121,590

WIRELESS TELECOMMUNICATION SERVICES — 2.5%
American Tower Corp. 4.50%, 1/15/2018	50,000	50,402
AT&T, Inc. 2.50%, 8/15/2015	50,000	51,686
Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018	25,000	33,900
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	20,000	28,016
Embarq Corp. 7.08%, 6/1/2016	50,000	53,894
France Telecom SA 4.38%, 7/8/2014	50,000	52,825
Koninklijke KPN NV 8.38%, 10/1/2030	35,000	44,672
Rogers Communications, Inc. 6.38%, 3/1/2014	50,000	54,881
Telecom Italia Capital SA 7.18%, 6/18/2019	50,000	46,500
Telefonica Emisiones SAU 3.99%, 2/16/2016	50,000	48,069
Verizon New York, Inc., Series A 7.38%, 4/1/2032	50,000	58,545
Vodafone Group PLC 6.15%, 2/27/2037	25,000	31,327

		554,717

TOTAL CORPORATE BONDS & NOTES —
(Cost $21,026,740)		21,408,090

	Shares
SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund 0.15% (b)(c)(d) (Cost $289,696)	289,696	289,696

TOTAL INVESTMENTS — 99.3% (e)
(Cost $21,316,436)		21,697,786
OTHER ASSETS & LIABILITIES — 0.7%		150,740

NET ASSETS — 100.0%		$21,848,526

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

120

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 74.0%
AEROSPACE & DEFENSE — 0.6%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035	$4,474,000	$4,266,451

AUTOMOBILES — 1.9%
Ford Motor Co. 4.25%, 11/15/2016	5,863,000	8,305,526
Navistar International Corp. 3.00%, 10/15/2014	4,022,000	4,345,248

		12,650,774

BEVERAGES — 0.5%
Molson Coors Brewing Co. 2.50%, 7/30/2013	3,344,000	3,544,673

BIOTECHNOLOGY — 7.5%
Amgen, Inc. 0.38%, 2/1/2013	16,233,000	16,321,957
Amylin Pharmaceuticals, Inc. 3.00%, 6/15/2014	3,820,000	3,332,885
Dendreon Corp. 2.88%, 1/15/2016 (a)	4,020,000	2,815,612
Gilead Sciences, Inc.:
0.63%, 5/1/2013	3,947,000	4,567,153
1.00%, 5/1/2014	8,988,000	9,803,481
1.63%, 5/1/2016	8,432,000	9,606,240
Illumina, Inc. 0.25%, 3/15/2016 (b)	6,000,000	4,838,802

		51,286,130

BUILDING PRODUCTS — 1.5%
Cemex SAB de CV:
3.25%, 3/15/2016 (b)	6,587,000	4,271,011
3.75%, 3/15/2018 (b)	4,788,000	3,097,836
4.88%, 3/15/2015	4,430,000	2,850,705

		10,219,552

CAPITAL MARKETS — 0.5%
Ares Capital Corp. 5.75%, 2/1/2016 (b)	3,657,000	3,469,030

COMMUNICATIONS EQUIPMENT — 1.0%
Alcatel-Lucent USA, Inc. Series B, 2.88%, 6/15/2025 (a)	5,498,000	4,812,026
Ciena Corp. 0.88%, 6/15/2017 (a)	2,800,000	2,109,548

		6,921,574

COMPUTERS & PERIPHERALS — 6.3%
EMC Corp. 1.75%, 12/1/2013	11,558,000	16,622,716
NetApp, Inc. 1.75%, 6/1/2013	8,114,000	10,288,552
SanDisk Corp.:
1.00%, 5/15/2013	8,358,000	8,215,538
1.50%, 8/15/2017 (a)	6,444,000	7,564,740

		42,691,546

CONTAINERS & PACKAGING — 0.6%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	4,153,000	3,831,504

ELECTRICAL EQUIPMENT — 0.2%
Suntech Power Holdings Co., Ltd. 3.00%, 3/15/2013	3,370,000	1,502,346

FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014	7,488,000	7,527,686

HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Hologic, Inc. 2.00%, 12/15/2037 (c)	8,381,000	8,005,900
Medtronic, Inc. 1.63%, 4/15/2013	14,587,000	14,698,736

		22,704,636

HEALTH CARE PROVIDERS & SERVICES — 1.2%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014	3,829,000	3,922,657
Omnicare, Inc. 3.75%, 12/15/2025	3,268,000	4,552,422

		8,475,079

HOTELS, RESTAURANTS & LEISURE — 2.0%
International Game Technology 3.25%, 5/1/2014 (a)	5,524,000	6,546,934
MGM Resorts International 4.25%, 4/15/2015 (a)	7,524,000	7,130,871

		13,677,805

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc. 2.00%, 5/15/2014	3,319,000	3,843,236

INSURANCE — 0.5%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	3,861,000	3,328,568

INTERNET & CATALOG RETAIL — 0.9%
priceline.com, Inc. 1.25%, 3/15/2015 (b)	3,570,000	5,881,004

INTERNET SOFTWARE & SERVICES — 1.6%
VeriSign, Inc. 3.25%, 8/15/2037	8,948,000	10,704,045

IT SERVICES — 1.1%
Alliance Data Systems Corp. 1.75%, 8/1/2013	5,426,000	7,480,284

MACHINERY — 0.8%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	45,632	5,350,352

MARINE — 0.5%
DryShips, Inc. 5.00%, 12/1/2014	4,726,000	3,238,884

MEDIA — 3.8%
Liberty Media LLC:
3.13%, 3/30/2023	8,190,000	9,190,081
3.25%, 3/15/2031	3,961,000	3,194,004
Virgin Media, Inc. 6.50%, 11/15/2016	6,586,000	9,087,363
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	3,365,000	4,325,976

		25,797,424

See accompanying notes to financial statements.

121

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

METALS & MINING — 7.1%
Alcoa, Inc. 5.25%, 3/15/2014	$3,770,000	$5,715,018
AngloGold Ashanti, Holdings Finance PLC 3.50%, 5/22/2014 (b)	5,124,000	5,707,316
ArcelorMittal 5.00%, 5/15/2014 (a)	5,431,000	5,715,585
Goldcorp, Inc. 2.00%, 8/1/2014 (a)	5,986,000	7,324,470
Newmont Mining Corp.:
1.25%, 7/15/2014	4,023,000	5,588,148
1.63%, 7/15/2017	3,771,000	5,433,219
3.00%, 2/15/2012	3,317,000	4,358,140
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	3,400,000	2,672,060
United States Steel Corp. 4.00%, 5/15/2014	5,582,000	6,171,515

		48,685,471

OIL, GAS & CONSUMABLE FUELS — 5.4%
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	16,673,000	14,932,339
Massey Energy Co. 3.25%, 8/1/2015	4,352,000	4,009,641
Peabody Energy Corp. 4.75%, 12/15/2041 (a)	4,673,000	4,767,722
Transocean, Inc. Series C 1.50%, 12/15/2037 (a)	11,481,000	11,258,108
USEC, Inc. 3.00%, 10/1/2014	3,825,000	1,802,210

		36,770,020

PHARMACEUTICALS — 2.0%
Mylan, Inc.:
1.25%, 3/15/2012	4,320,000	4,357,152
3.75%, 9/15/2015	3,480,000	6,113,003
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026	3,250,000	3,338,465

		13,808,620

REAL ESTATE INVESTMENT TRUSTS — 3.8%
Annaly Capital Management, Inc. 4.00%, 2/15/2015 (a)	4,051,000	4,595,616
Boston Properties LP:
2.88%, 2/15/2037	4,774,000	4,788,036
3.63%, 2/15/2014 (b)	4,827,000	5,221,945
Host Hotels & Resorts LP 2.63%, 4/15/2027 (a)(b)	3,228,000	3,232,196
ProLogis 2.25%, 4/1/2037	4,000,000	3,991,280
The Macerich Co. 3.25%, 3/15/2012 (b)	4,055,000	4,046,205

		25,875,278

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.5%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015	5,124,000	5,008,710
Intel Corp.:
2.95%, 12/15/2035	10,594,000	11,062,785
3.25%, 8/1/2039	13,320,000	16,784,665
Linear Technology Corp. Series A 3.00%, 5/1/2027	5,430,000	5,538,600
Microchip Technology, Inc. 2.13%, 12/15/2037	8,020,000	10,856,273
Micron Technology, Inc. 1.88%, 6/1/2014	6,073,000	5,866,518
Novellus Systems, Inc. 2.63%, 5/15/2041 (b)	5,000,000	6,007,800
Xilinx, Inc.:
2.63%, 6/15/2017 (a)	4,490,000	5,714,872
3.13%, 3/15/2037	4,323,000	4,907,383

		71,747,606

SOFTWARE — 4.3%
Electronic Arts, Inc. 0.75%, 7/15/2016 (a)(b)	4,000,000	3,885,400
Microsoft Corp. Zero Coupon, 6/15/2013 (a)(b)(d)	8,293,000	8,417,644
Nuance Communications, Inc. 2.75%, 11/1/2031 (b)	4,500,000	4,838,535
Salesforce.com, Inc. 0.75%, 1/15/2015	3,414,000	4,663,900
Symantec Corp. 1.00%, 6/15/2013 (a)	6,502,000	7,251,355

		29,056,834

WIRELESS TELECOMMUNICATION SERVICES — 2.9%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (a)(b)	4,773,000	2,896,256
NII Holdings, Inc. 3.13%, 6/15/2012 (a)	7,045,000	7,103,192
SBA Communications Corp.:
1.88%, 5/1/2013	3,639,000	4,126,772
4.00%, 10/1/2014	3,587,000	5,456,903

		19,583,123

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $520,565,522)		503,919,535

	Shares
CONVERTIBLE PREFERRED STOCKS — 24.7%
AUTO COMPONENTS — 0.5%
The Goodyear Tire & Rubber Co. 5.88%, 4/1/2014	74,000	3,600,100

AUTOMOBILES — 3.3%
General Motors Co. 4.75%, 12/1/2013 (a)	657,227	22,510,025

COMMERCIAL BANKS — 3.9%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	25,443	26,867,808

DIVERSIFIED FINANCIAL SERVICES — 5.4%
Bank of America Corp. Series L 7.25%, 12/31/2049	22,758	17,933,759

See accompanying notes to financial statements.

122

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value
Citigroup, Inc. 7.50%, 12/15/2012	227,971	$18,522,644

		36,456,403

ELECTRIC UTILITIES — 2.7%
AES Trust III 6.75%, 10/15/2029 (a)	63,478	3,116,135
PPL Corp.:
9.50%, 7/1/2013	147,474	8,233,473
8.75%, 5/1/2014	132,500	7,353,750

		18,703,358

FOOD PRODUCTS — 0.7%
Bunge, Ltd. 4.88%, 12/31/2049 (a)	49,500	4,653,000

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Alere, Inc. Series B 3.00%, 12/31/2049 (a)	10,961	2,301,810

INSURANCE — 3.6%
Hartford Financial Services Group, Inc. 7.25%, 4/1/2013 (a)	141,200	2,651,736
MetLife, Inc. 5.00%, 9/11/2013	263,300	16,224,546
Vale Capital II 6.75%, 6/15/2012 (a)	81,766	5,375,297

		24,251,579

METALS & MINING — 0.7%
AngloGold Ashanti, Holdings Finance PLC 6.00%, 9/15/2013	98,112	4,682,886

OIL, GAS & CONSUMABLE FUELS — 1.6%
Apache Corp. 6.00%, 8/1/2013 (a)	161,000	8,739,080
CenterPoint Energy, Inc. 0.48%, 9/15/2029 (e)	70,921	2,422,413

		11,161,493

REAL ESTATE INVESTMENT TRUST — 0.8%
Health Care REIT, Inc. Series I 6.50%, 12/31/2049	103,145	5,277,929

THRIFTS & MORTGAGE FINANCE — 0.6%
Sovereign Capital Trust IV 4.38%, 3/1/2034 (f)	87,300	3,993,975

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017	6,105	3,748,470

TOTAL CONVERTIBLE PREFERRED STOCKS — (g)
(Cost $202,865,493)		168,208,836

COMMON STOCKS — 0.6%
AUTO COMPONENTS — 0.6%
Dana Holding Corp. (a)(d)	296,500	3,602,475

THRIFTS & MORTGAGE FINANCE — 0.0% (h)
Federal National Mortgage Association (a)(d)	100,000	20,120

TOTAL COMMON STOCKS — (g)
(Cost $5,394,421)		3,622,595

SHORT TERM INVESTMENTS — 8.1%
MONEY MARKET FUNDS — 8.1%
State Street Navigator Securities Lending Prime Portfolio (i)(j)	46,136,162	46,136,162
State Street Institutional Liquid Reserves Fund 0.15% (j)(k)	9,206,317	9,206,317

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $55,342,479)		55,342,479

TOTAL INVESTMENTS — 107.4% (l)
(Cost $784,167,915)		731,093,445
OTHER ASSETS & LIABILITIES — (7.4)%		(50,213,024)

NET ASSETS — 100.0%		$680,880,421

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.9% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2011. Maturity date disclosed is the ultimate maturity.
(d)	Non-income producing security.
(e)	Variable rate security. Rate shown is rate in effect at December 31, 2011. Maturity date disclosed is the ultimate maturity.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Amount shown represents less than 0.05% of net assets.
(i)	Investments of cash collateral for securities loaned.
(j)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(k)	The rate shown is the annualized seven-day yield at period end.
(l)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

123

SPDR Barclays Capital Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 99.7%
Fannie Mae
3.50%, 15yr TBA	$1,500,000	$1,568,672
3.50%, 30yr TBA	700,000	720,125
4.00%, 15yr TBA	1,000,000	1,055,000
4.00%, 30yr TBA	3,250,000	3,413,516
4.50%, 15yr TBA	500,000	532,969
4.50%, 30yr TBA	3,500,000	3,724,766
5.00%, 15yr TBA	850,000	914,281
5.00%, 30yr TBA	2,850,000	3,078,891
5.50%, 15yr TBA	500,000	542,500
5.50%, 30yr TBA	3,500,000	3,811,172
6.00%, 30yr TBA	1,350,000	1,487,109
6.50%, 30yr TBA	500,000	556,406
Freddie Mac
4.00%, 15yr TBA	750,000	787,734
4.00%, 30yr TBA	500,000	524,317
4.50%, 15yr TBA	400,000	423,625
4.50%, 30yr TBA	3,250,000	3,443,985
5.00%, 30yr TBA	1,750,000	1,880,703
5.50%, 30yr TBA	1,000,000	1,085,156
6.00%, 30yr TBA	1,250,000	1,373,438
6.50%, 30yr TBA	400,000	444,375
Ginnie Mae
4.00%, 2/15/2040	97,129	104,373
4.00%, 30yr TBA	1,500,000	1,608,984
4.50%, 30yr TBA	3,100,000	3,378,031
5.00%, 30yr TBA	2,050,000	2,270,695
5.50%, 30yr TBA	1,100,000	1,234,922
6.00%, 30yr TBA	650,000	736,328
6.50%, 30yr TBA	250,000	285,859

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $40,729,567)		40,987,932

	Shares
SHORT TERM INVESTMENT — 101.3%
MONEY MARKET FUND — 101.3%
State Street Institutional Liquid Reserves Fund 0.15% (a)(b)(c)(d) (Cost $41,662,730)	41,662,730	41,662,730

TOTAL INVESTMENTS — 201.0% (e)
(Cost $82,392,297)		82,650,662
OTHER ASSETS & LIABILITIES — (101.0)%		(41,528,041)

NET ASSETS — 100.0%		$41,122,621

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
TBA = To Be Announced

See accompanying notes to financial statements.

124

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 22.4%
AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp. 5.25%, 2/1/2014	$220,000	$240,129
Honeywell International, Inc.:
4.25%, 3/1/2013	100,000	104,240
4.25%, 3/1/2021	50,000	56,369
L-3 Communications Corp. 3.95%, 11/15/2016	100,000	101,373
Lockheed Martin Corp. 3.35%, 9/15/2021	100,000	98,579
The Boeing Co. 6.13%, 2/15/2033	165,000	211,498
United Technologies Corp.:
4.50%, 4/15/2020 (a)	60,000	67,621
5.70%, 4/15/2040 (a)	60,000	73,500
6.05%, 6/1/2036	100,000	126,029

		1,079,338

AIR FREIGHT & LOGISTICS — 0.1%
United Parcel Service, Inc.:
3.88%, 4/1/2014	100,000	107,047
6.20%, 1/15/2038	100,000	133,126

		240,173

AIRLINES — 0.0% (b)
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	95,322	97,228

AUTO COMPONENTS — 0.0% (b)
Johnson Controls, Inc. 4.25%, 3/1/2021	60,000	63,628

AUTOMOBILES — 0.0% (b)
Daimler Finance North America LLC 6.50%, 11/15/2013	100,000	108,716

BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/2020	335,000	390,837
Bottling Group LLC 6.95%, 3/15/2014	200,000	225,131
Diageo Capital PLC 5.75%, 10/23/2017	250,000	296,815
PepsiCo, Inc. 4.50%, 1/15/2020	100,000	113,519
The Coca-Cola Co.:
0.75%, 11/15/2013	100,000	100,006
1.50%, 11/15/2015	100,000	101,362
3.15%, 11/15/2020 (a)	70,000	73,465

		1,301,135

BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
1.88%, 11/15/2014	100,000	100,735
4.10%, 6/15/2021	100,000	102,574
4.50%, 3/15/2020 (a)	50,000	52,720
5.15%, 11/15/2041	74,000	74,960
5.75%, 3/15/2040	55,000	59,748
Life Technologies Corp. 6.00%, 3/1/2020	100,000	112,155

		502,892

BUILDING MATERIALS — 0.0% (b)
CRH America, Inc. 6.00%, 9/30/2016	100,000	106,827

CAPITAL MARKETS — 0.9%
BlackRock, Inc. 3.50%, 12/10/2014	200,000	212,587
Jefferies Group, Inc. 5.13%, 4/13/2018 (a)	100,000	88,500
Morgan Stanley:
5.75%, 1/25/2021	150,000	137,809
6.00%, 5/13/2014	560,000	564,095
Svensk Exportkredit AB 5.13%, 3/1/2017	205,000	230,768
The Bank of New York Mellon Corp.:
3.55%, 9/23/2021	100,000	101,449
4.30%, 5/15/2014	100,000	107,077
The Goldman Sachs Group, Inc.:
4.75%, 7/15/2013	200,000	202,075
5.35%, 1/15/2016	555,000	565,272
5.95%, 1/15/2027	595,000	576,904

		2,786,536

CHEMICALS — 0.3%
E.I. du Pont de Nemours & Co. 5.25%, 12/15/2016	255,000	297,987
PPG Industries, Inc. 6.65%, 3/15/2018 (a)	100,000	120,687
Praxair, Inc. 2.13%, 6/14/2013	100,000	101,988
The Dow Chemical Co. 8.55%, 5/15/2019	330,000	429,354

		950,016

COMMERCIAL BANKS — 4.3%
African Development Bank 1.25%, 9/2/2016 (a)	100,000	100,536
Asian Development Bank:
2.50%, 3/15/2016	200,000	212,556
2.75%, 5/21/2014	205,000	215,321
Bank of Nova Scotia:
2.38%, 12/17/2013 (a)	100,000	102,277
2.90%, 3/29/2016	100,000	103,069
Barclays Bank PLC:
3.90%, 4/7/2015 (a)	150,000	150,270
5.13%, 1/8/2020 (a)	100,000	102,317
BB&T Corp.:
2.05%, 4/28/2014 (a)	100,000	101,110
3.95%, 4/29/2016	100,000	106,590
BNP Paribas 5.00%, 1/15/2021	100,000	95,285
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 4.50%, 1/11/2021	100,000	103,575
Corp. Andina de Fomento 3.75%, 1/15/2016 (a)	100,000	101,349

See accompanying notes to financial statements.

125

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Council Of Europe Development Bank 1.25%, 9/22/2016	$100,000	$97,898
Credit Suisse of New York, NY:
4.38%, 8/5/2020	100,000	97,213
5.40%, 1/14/2020	100,000	93,352
5.50%, 5/1/2014	300,000	310,510
Deutsche Bank AG London 6.00%, 9/1/2017 (a)	250,000	277,259
European Bank for Reconstruction & Development 2.50%, 3/15/2016 (a)	200,000	209,355
European Investment Bank:
1.63%, 3/15/2013	100,000	100,652
2.38%, 3/14/2014	545,000	557,576
2.50%, 5/16/2016	450,000	464,796
2.75%, 3/23/2015	300,000	312,168
3.25%, 5/15/2013	200,000	205,445
4.00%, 2/16/2021 (a)	150,000	163,880
Export-Import Bank of Korea:
4.13%, 9/9/2015	200,000	205,034
5.88%, 1/14/2015	205,000	220,054
Fifth Third Bancorp 3.63%, 1/25/2016	100,000	101,266
HSBC Bank USA NA 4.63%, 4/1/2014	370,000	378,415
HSBC Finance Corp. 5.25%, 1/15/2014 (a)	200,000	204,405
HSBC Holdings PLC:
6.50%, 9/15/2037	100,000	99,187
6.80%, 6/1/2038	100,000	101,661
Inter-American Development Bank 5.13%, 9/13/2016	405,000	477,928
International Bank for Reconstruction & Development:
1.38%, 2/10/2014	100,000	100,034
1.75%, 7/15/2013	100,000	101,909
2.38%, 5/26/2015	300,000	315,954
4.75%, 2/15/2035	80,000	100,711
International Finance Corp. 2.25%, 4/11/2016	200,000	211,037
JPMorgan Chase & Co.:
3.70%, 1/20/2015	300,000	309,271
6.00%, 1/15/2018	150,000	166,174
6.40%, 5/15/2038	105,000	122,716
JPMorgan Chase Bank NA 6.00%, 10/1/2017	555,000	594,128
Key Bank NA 5.80%, 7/1/2014	205,000	217,649
Korea Development Bank 4.00%, 9/9/2016	100,000	101,224
Kreditanstalt fuer Wiederaufbau:
2.38%, 8/25/2021	200,000	199,777
2.63%, 2/16/2016	450,000	473,397
4.00%, 10/15/2013	720,000	759,362
4.50%, 7/16/2018 (a)	215,000	249,538
Landwirtschaftliche Rentenbank 3.13%, 7/15/2015	200,000	212,100
Lloyds TSB Bank PLC 6.38%, 1/21/2021	100,000	98,990
Nordic Investment Bank 2.50%, 7/15/2015	100,000	105,105
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016	200,000	200,028
PNC Funding Corp.:
5.13%, 2/8/2020	150,000	168,484
5.25%, 11/15/2015	100,000	107,825
Royal Bank of Canada 1.13%, 1/15/2014	100,000	100,027
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	16,000	17,080
SunTrust Banks, Inc. 7.25%, 3/15/2018	60,000	67,893
The Royal Bank of Scotland PLC:
3.40%, 8/23/2013 (a)	100,000	96,970
6.13%, 1/11/2021	100,000	98,310
The Toronto-Dominion Bank 2.38%, 10/19/2016	100,000	100,840
Union Bank NA 5.95%, 5/11/2016	100,000	107,357
US Bancorp:
1.38%, 9/13/2013	100,000	100,383
2.45%, 7/27/2015	100,000	102,801
Wachovia Bank NA 5.85%, 2/1/2037	200,000	204,916
Wachovia Corp.:
5.50%, 5/1/2013	100,000	105,400
5.63%, 10/15/2016	200,000	216,839
Wells Fargo & Co. 5.63%, 12/11/2017	150,000	169,205
Wells Fargo Bank NA 4.75%, 2/9/2015	245,000	255,843
Westpac Banking Corp.:
3.00%, 12/9/2015 (a)	100,000	99,854
4.88%, 11/19/2019 (a)	100,000	105,698

		13,037,138

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Pitney Bowes, Inc. 5.25%, 1/15/2037	100,000	99,782
Republic Services, Inc. 5.00%, 3/1/2020 (a)	100,000	110,021
Waste Management, Inc. 7.38%, 3/11/2019 (a)	100,000	125,001

		334,804

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc. 5.50%, 2/22/2016	240,000	277,993

COMPUTERS & PERIPHERALS — 0.3%
Dell, Inc. 2.30%, 9/10/2015 (a)	100,000	101,815
Hewlett-Packard Co.:
3.00%, 9/15/2016	100,000	100,044
4.30%, 6/1/2021	100,000	102,540
6.13%, 3/1/2014	200,000	216,240
International Business Machines Corp.:
5.70%, 9/14/2017	210,000	254,328

See accompanying notes to financial statements.

126

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

5.88%, 11/29/2032	$165,000	$212,270

		987,237

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp.:
1.65%, 4/1/2014	100,000	101,416
7.15%, 2/15/2019	220,000	281,827
SLM Corp. 6.25%, 1/25/2016	200,000	193,000

		576,243

DIVERSIFIED CONSUMER SERVICES — 0.1% (b)
Stanford University 4.75%, 5/1/2019	110,000	129,112

DIVERSIFIED FINANCIAL SERVICES — 2.3%
American Express Co. 8.13%, 5/20/2019	150,000	192,282
American Express Credit Corp. 5.88%, 5/2/2013	265,000	278,476
Bank of America NA 5.30%, 3/15/2017	385,000	344,572
Capital One Bank USA NA 8.80%, 7/15/2019	100,000	114,988
Capital One Capital VI 8.88%, 5/15/2040	155,000	156,550
Citigroup, Inc.:
4.59%, 12/15/2015	200,000	200,337
5.50%, 2/15/2017	150,000	149,729
6.00%, 12/13/2013	379,000	391,304
6.00%, 10/31/2033	100,000	85,277
6.13%, 11/21/2017	250,000	264,317
8.13%, 7/15/2039	150,000	185,231
General Electric Capital Corp.:
1.88%, 9/16/2013	250,000	252,434
2.25%, 11/9/2015	200,000	201,182
4.75%, 9/15/2014	200,000	214,893
5.63%, 5/1/2018	485,000	542,375
6.75%, 3/15/2032	340,000	395,315
JPMorgan Chase & Co.:
3.45%, 3/1/2016	200,000	202,013
4.25%, 10/15/2020	250,000	249,557
JPMorgan Chase Capital XXVII 7.00%, 11/1/2039 (c)	100,000	100,250
Merrill Lynch & Co., Inc.:
5.45%, 2/5/2013	200,000	200,944
6.05%, 5/16/2016	200,000	187,990
6.11%, 1/29/2037	100,000	77,340
6.88%, 4/25/2018	580,000	562,684
Morgan Stanley 6.63%, 4/1/2018	390,000	381,227
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	295,680
Nomura Holdings, Inc.:
5.00%, 3/4/2015	70,000	70,733
6.70%, 3/4/2020	21,000	22,392
ORIX Corp. 5.00%, 1/12/2016	200,000	208,589
The Nasdaq Omx Group, Inc. 5.55%, 1/15/2020	200,000	205,556
Toyota Motor Credit Corp. 1.38%, 8/12/2013 (a)	100,000	100,926
UBS AG of Stamford, CT 2.25%, 8/12/2013	250,000	246,109

		7,081,252

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
British Telecommunications PLC 9.63%, 12/15/2030	100,000	141,944
CenturyLink, Inc. 6.45%, 6/15/2021	100,000	100,180
Qwest Corp. 8.38%, 5/1/2016 (a)	15,000	16,955
Verizon Communications, Inc.:
1.95%, 3/28/2014	150,000	153,111
6.40%, 2/15/2038	300,000	380,788
8.75%, 11/1/2018	200,000	270,951
8.95%, 3/1/2039	100,000	161,208

		1,225,137

ELECTRIC UTILITIES — 1.3%
Ameren Illinois Co. 6.25%, 4/1/2018	100,000	115,168
Commonwealth Edison Co.:
1.63%, 1/15/2014	100,000	100,628
Series 1 5.90%, 3/15/2036	100,000	121,943
Consolidated Edison Co. of New York, Inc. 4.45%, 6/15/2020 (a)	100,000	112,959
Duke Energy Carolinas LLC 7.00%, 11/15/2018	220,000	281,769
Edison International 3.75%, 9/15/2017	50,000	51,430
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	30,337
FirstEnergy Corp. 7.38%, 11/15/2031	200,000	245,943
Florida Power & Light Co. 5.69%, 3/1/2040	65,000	83,265
Georgia Power Co. 4.75%, 9/1/2040	100,000	109,734
Great Plains Energy, Inc. 4.85%, 6/1/2021	50,000	52,809
Hydro Quebec 2.00%, 6/30/2016	100,000	102,313
LG&E and KU Energy LLC 3.75%, 11/15/2020	100,000	99,820
Nevada Power Co. 5.45%, 5/15/2041	60,000	71,277
NextEra Energy Capital Holdings, Inc. 4.50%, 6/1/2021	100,000	106,936
Nisource Finance Corp. 6.40%, 3/15/2018	100,000	114,106
Northern States Power Co.:
1.95%, 8/15/2015	100,000	102,509
4.85%, 8/15/2040	100,000	116,008
Oncor Electric Delivery Co. LLC 6.80%, 9/1/2018 (a)	100,000	121,966
Pacific Gas & Electric Co. 4.80%, 3/1/2014	430,000	461,931

See accompanying notes to financial statements.

127

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

PPL Electric Utilities Corp. 5.20%, 7/15/2041	$50,000	$60,197
Progress Energy, Inc. 7.75%, 3/1/2031	255,000	362,114
PSEG Power LLC 5.13%, 4/15/2020	80,000	87,629
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	109,197
Puget Sound Energy, Inc. 5.64%, 4/15/2041	80,000	97,500
San Diego Gas & Electric Co. 6.13%, 9/15/2037	115,000	155,951
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	100,000	116,858
Southern California Edison Co. 3.88%, 6/1/2021 (a)	70,000	77,574
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019 (a)	100,000	118,443
The Southern Co. 1.95%, 9/1/2016	100,000	99,603

		3,887,917

ELECTRICAL EQUIPMENT — 0.0% (b)
Emerson Electric Co. 4.88%, 10/15/2019	100,000	115,382

FOOD & STAPLES RETAILING — 0.6%
CVS Caremark Corp.:
5.75%, 6/1/2017	100,000	116,150
6.25%, 6/1/2027	150,000	179,606
Safeway, Inc. 5.63%, 8/15/2014	215,000	232,161
Target Corp. 7.00%, 1/15/2038	220,000	305,350
The Kroger Co. 6.15%, 1/15/2020 (a)	100,000	120,971
Wal-Mart Stores, Inc.:
0.75%, 10/25/2013	150,000	150,823
2.80%, 4/15/2016	150,000	159,423
5.00%, 10/25/2040 (a)	100,000	116,727
5.88%, 4/5/2027	200,000	247,321
Walgreen Co. 4.88%, 8/1/2013	100,000	106,650

		1,735,182

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	279,483
General Mills, Inc. 5.70%, 2/15/2017	305,000	359,034
Kellogg Co. 3.25%, 5/21/2018	65,000	68,070
Kraft Foods, Inc.:
2.63%, 5/8/2013	100,000	101,978
5.38%, 2/10/2020	150,000	172,859
6.50%, 2/9/2040	100,000	127,638

		1,109,062

GAS UTILITIES — 0.1%
Atmos Energy Corp. 5.50%, 6/15/2041	100,000	118,715
National Grid PLC 6.30%, 8/1/2016	100,000	114,771

		233,486

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc. 6.25%, 12/1/2037	155,000	204,445
Boston Scientific Corp. 6.40%, 6/15/2016	100,000	111,912
Covidien International Finance SA 2.80%, 6/15/2015 (a)	100,000	104,226

		420,583

HEALTH CARE PRODUCTS — 0.0% (b)
Medtronic, Inc. 2.63%, 3/15/2016 (a)	100,000	103,782

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Aetna, Inc. 3.95%, 9/1/2020	150,000	155,872
Cigna Corp.:
2.75%, 11/15/2016	50,000	50,136
4.00%, 2/15/2022	50,000	49,290
5.38%, 2/15/2042	50,000	49,341
Express Scripts, Inc. 6.25%, 6/15/2014	205,000	223,648
Quest Diagnostics, Inc. 6.95%, 7/1/2037	100,000	124,320
UnitedHealth Group, Inc. 6.00%, 2/15/2018	200,000	236,096
WellPoint, Inc. 5.80%, 8/15/2040	55,000	65,295

		953,998

HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald’s Corp. 5.35%, 3/1/2018 (a)	210,000	249,629

HOUSEHOLD DURABLES — 0.0%
Newell Rubbermaid, Inc. 4.70%, 8/15/2020 (a)	100,000	105,255

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co. 1.30%, 1/15/2017 (a)	100,000	99,566
Fortune Brands, Inc. 6.38%, 6/15/2014	100,000	109,143
Kimberly-Clark Corp.:
5.00%, 8/15/2013	115,000	122,930
5.30%, 3/1/2041	45,000	55,509

		387,148

INDUSTRIAL CONGLOMERATES — 0.2%
3M Co. 4.38%, 8/15/2013	100,000	106,258
Cooper US, Inc. 3.88%, 12/15/2020	50,000	52,915
General Electric Co. 5.00%, 2/1/2013	200,000	208,604

See accompanying notes to financial statements.

128

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Tyco Electronics Group SA 4.88%, 1/15/2021	$100,000	$107,180
Tyco International Finance SA 3.38%, 10/15/2015	100,000	103,916

		578,873

INSURANCE — 1.0%
ACE INA Holdings, Inc. 5.70%, 2/15/2017	100,000	114,829
Aflac, Inc. 3.45%, 8/15/2015 (a)	100,000	102,781
American International Group, Inc.:
5.45%, 5/18/2017	640,000	610,141
8.18%, 5/15/2068 (d)	100,000	88,000
AON Corp. 3.13%, 5/27/2016	100,000	100,967
Berkshire Hathaway Finance Corp. 5.00%, 8/15/2013	215,000	228,994
Berkshire Hathaway, Inc. 3.75%, 8/15/2021	100,000	104,322
CNA Financial Corp. 7.35%, 11/15/2019	100,000	111,186
Genworth Financial, Inc. 7.70%, 6/15/2020 (a)	100,000	94,000
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	100,481
6.63%, 3/30/2040	100,000	98,235
Lincoln National Corp. 6.30%, 10/9/2037 (a)	100,000	103,700
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	100,000	111,095
MetLife, Inc. 5.70%, 6/15/2035	305,000	340,394
Prudential Financial, Inc.:
3.88%, 1/14/2015	135,000	139,436
4.50%, 11/16/2021	100,000	101,000
5.80%, 11/16/2041	50,000	50,245
The Allstate Corp. 5.95%, 4/1/2036 (a)	165,000	182,784
The Travelers Cos., Inc. 3.90%, 11/1/2020 (a)	100,000	106,347

		2,888,937

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 0.88%, 10/15/2013	35,000	35,049
Google, Inc. 2.13%, 5/19/2016 (a)	100,000	103,549

		138,598

IT SERVICES — 0.0% (b)
Fiserv, Inc. 3.13%, 6/15/2016	100,000	101,817

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Mattel, Inc. 2.50%, 11/1/2016 (a)	100,000	100,501

LIFE SCIENCES TOOLS & SERVICES — 0.1% (b)
Thermo Fisher Scientific, Inc.:
2.05%, 2/21/2014	30,000	30,754
2.25%, 8/15/2016	100,000	102,257

		133,011

MACHINERY — 0.2%
Caterpillar, Inc. 6.05%, 8/15/2036	165,000	217,201
Danaher Corp. 2.30%, 6/23/2016	100,000	103,499
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	122,280
John Deere Capital Corp.:
1.88%, 6/17/2013 (a)	100,000	101,783
2.80%, 9/18/2017 (a)	100,000	104,909
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	60,382

		710,054

MEDIA — 1.0%
CBS Corp. 8.20%, 5/15/2014	210,000	239,400
Comcast Corp.:
6.40%, 5/15/2038	210,000	254,034
6.50%, 1/15/2017	330,000	385,496
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	265,000	285,626
6.38%, 3/1/2041	100,000	114,800
Discovery Communications LLC 4.38%, 6/15/2021 (a)	100,000	106,380
NBCUniversal Media LLC:
3.65%, 4/30/2015	75,000	78,869
5.15%, 4/30/2020	35,000	39,265
News America, Inc.:
4.50%, 2/15/2021	50,000	52,582
6.15%, 3/1/2037	240,000	257,175
Omnicom Group, Inc. 4.45%, 8/15/2020	35,000	36,465
The Walt Disney Co. 3.75%, 6/1/2021	100,000	109,342
Thomson Reuters Corp. 4.70%, 10/15/2019	100,000	110,093
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	101,654
5.85%, 5/1/2017	330,000	375,333
6.55%, 5/1/2037	100,000	115,539
Time Warner, Inc.:
4.88%, 3/15/2020	100,000	109,552
7.70%, 5/1/2032	240,000	314,194
Viacom, Inc. 3.50%, 4/1/2017	100,000	104,440

		3,190,239

METALS & MINING — 0.7%
Alcoa, Inc. 5.40%, 4/15/2021 (a)	150,000	148,653
ArcelorMittal:
5.38%, 6/1/2013	100,000	102,223
5.50%, 3/1/2021 (a)	100,000	91,717

See accompanying notes to financial statements.

129

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Barrick North America Finance LLC 5.70%, 5/30/2041	$100,000	$119,186
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020	100,000	111,017
BHP Billiton Finance USA, Ltd.:
5.50%, 4/1/2014	100,000	109,723
6.50%, 4/1/2019	100,000	124,613
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/2017	100,000	105,875
Newmont Mining Corp. 6.25%, 10/1/2039	100,000	120,095
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015 (a)	300,000	302,058
3.75%, 9/20/2021	100,000	104,358
Teck Resources, Ltd.:
6.25%, 7/15/2041	200,000	227,711
10.75%, 5/15/2019	100,000	122,250
Vale Overseas, Ltd. 6.88%, 11/21/2036	330,000	377,119

		2,166,598

MULTI-UTILITIES — 0.1%
Dominion Resources, Inc. 1.80%, 3/15/2014	100,000	101,715
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	255,000	300,439

		402,154

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
5.75%, 7/15/2014	60,000	64,443
6.70%, 7/15/2034	50,000	54,522
Nordstrom, Inc. 4.00%, 10/15/2021	100,000	103,910

		222,875

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 5.65%, 5/15/2013	280,000	294,554

OIL, GAS & CONSUMABLE FUELS — 2.3%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	130,000	146,467
6.45%, 9/15/2036	100,000	114,000
Apache Corp. 5.10%, 9/1/2040	100,000	117,426
BP Capital Markets PLC 4.74%, 3/11/2021	200,000	224,836
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	105,000	132,820
Cenovus Energy, Inc. 4.50%, 9/15/2014	100,000	107,752
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	114,934
Chevron Corp. 3.95%, 3/3/2014	100,000	106,967
Conoco, Inc. 6.95%, 4/15/2029	100,000	133,333
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016 (a)	730,000	854,276
Devon Energy Corp. 6.30%, 1/15/2019	100,000	122,049
Encana Corp. 5.90%, 12/1/2017	100,000	113,641
Energy Transfer Partners LP 6.70%, 7/1/2018	100,000	111,543
Ensco PLC 4.70%, 3/15/2021	100,000	102,827
Enterprise Products Operating LLC 5.20%, 9/1/2020	200,000	221,690
EOG Resources, Inc. 4.10%, 2/1/2021	100,000	109,323
Halliburton Co. 7.45%, 9/15/2039	100,000	144,069
Hess Corp. 5.60%, 2/15/2041	100,000	112,221
Kinder Morgan Energy Partners LP:
5.63%, 9/1/2041	50,000	51,916
5.80%, 3/15/2035	175,000	181,472
Marathon Oil Corp. 6.80%, 3/15/2032	100,000	122,502
Marathon Petroleum Corp.:
3.50%, 3/1/2016	55,000	55,127
6.50%, 3/1/2041	25,000	27,961
Nexen, Inc. 5.88%, 3/10/2035	100,000	101,390
Noble Holding International Ltd. 3.05%, 3/1/2016	100,000	101,806
Occidental Petroleum Corp. 2.50%, 2/1/2016 (a)	100,000	104,800
ONEOK Partners LP 6.13%, 2/1/2041	100,000	115,198
Pemex Project Funding Master Trust:
5.75%, 3/1/2018 (c)	100,000	110,000
6.63%, 6/15/2035 (c)	115,000	129,950
Petro-Canada 5.95%, 5/15/2035	100,000	115,046
Petrobras International Finance Co.:
3.88%, 1/27/2016	100,000	102,126
5.75%, 1/20/2020	105,000	112,146
6.88%, 1/20/2040	105,000	121,597
Plains All American Pipeline LP/PAA Finance Corp. 6.50%, 5/1/2018	100,000	115,225
Shell International Finance BV 6.38%, 12/15/2038	220,000	300,526
Southern Natural Gas Co. 5.90%, 4/1/2017 (e)	580,000	650,943
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	127,389
Statoil ASA:
3.13%, 8/17/2017	100,000	106,017
3.15%, 1/23/2022	50,000	51,200
4.25%, 11/23/2041	50,000	52,482
Talisman Energy, Inc. 3.75%, 2/1/2021 (a)	150,000	149,155
Total Capital Canada, Ltd. 1.63%, 1/28/2014	100,000	101,463

See accompanying notes to financial statements.

130

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

TransCanada PipeLines, Ltd.:
6.10%, 6/1/2040	$100,000	$126,176
6.50%, 8/15/2018	100,000	122,060
Transocean, Inc. 6.00%, 3/15/2018	55,000	55,922
Valero Energy Corp. 6.13%, 2/1/2020	65,000	72,444
Weatherford International, Inc. 6.80%, 6/15/2037	239,000	271,807
Williams Partners LP 5.25%, 3/15/2020	110,000	121,771

		7,067,791

PAPER & FOREST PRODUCTS — 0.0% (b)
International Paper Co. 7.50%, 8/15/2021 (a)	100,000	123,889

PERSONAL PRODUCTS — 0.1%
The Procter & Gamble Co.:
1.80%, 11/15/2015	100,000	102,956
5.55%, 3/5/2037	100,000	130,426

		233,382

PHARMACEUTICALS — 0.8%
Abbott Laboratories 5.13%, 4/1/2019	400,000	468,531
AstraZeneca PLC 6.45%, 9/15/2037	75,000	100,434
Eli Lilly & Co. 5.20%, 3/15/2017 (a)	225,000	259,345
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	155,000	206,480
Johnson & Johnson:
2.15%, 5/15/2016 (a)	100,000	104,735
4.85%, 5/15/2041	100,000	119,182
Novartis Capital Corp. 1.90%, 4/24/2013	160,000	162,831
Pfizer, Inc. 6.20%, 3/15/2019	135,000	167,004
Sanofi 2.63%, 3/29/2016	100,000	103,815
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	369,742
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	50,000	50,729
Teva Pharmaceutical Finance IV LLC 1.70%, 11/10/2014	100,000	100,524
Wyeth 5.95%, 4/1/2037	240,000	306,522

		2,519,874

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Boston Properties LP 4.13%, 5/15/2021	100,000	100,393
Duke Realty LP 6.75%, 3/15/2020	25,000	27,430
HCP, Inc. 5.38%, 2/1/2021	100,000	105,139
Health Care REIT, Inc. 5.25%, 1/15/2022	100,000	97,535
ProLogis LP 7.63%, 8/15/2014	100,000	109,424
Realty Income Corp. 5.88%, 3/15/2035	50,000	50,059
Simon Property Group LP 4.20%, 2/1/2015	300,000	318,808
Vornado Realty LP 4.25%, 4/1/2015	100,000	102,778

		911,566

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC 4.95%, 9/15/2041	100,000	109,679
Canadian National Railway Co. 2.85%, 12/15/2021	100,000	100,657
CSX Corp. 6.15%, 5/1/2037	165,000	199,787
Norfolk Southern Corp. 7.70%, 5/15/2017	330,000	416,330
Union Pacific Corp. 6.13%, 2/15/2020	100,000	121,621

		948,074

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	113,621
Intel Corp. 4.80%, 10/1/2041	185,000	206,620
Texas Instruments, Inc. 2.38%, 5/16/2016 (a)	100,000	104,169

		424,410

SOFTWARE — 0.2%
Microsoft Corp. 3.00%, 10/1/2020	200,000	211,464
Oracle Corp.:
5.75%, 4/15/2018	200,000	241,171
6.13%, 7/8/2039	100,000	132,925

		585,560

SPECIALTY RETAIL — 0.3%
Best Buy Co., Inc. 3.75%, 3/15/2016	100,000	98,317
Lowe’s Cos., Inc. 2.13%, 4/15/2016	100,000	101,172
Staples, Inc. 9.75%, 1/15/2014	100,000	114,082
The Home Depot, Inc. 5.40%, 3/1/2016	405,000	467,859

		781,430

TOBACCO — 0.3%
Altria Group, Inc.:
9.70%, 11/10/2018	200,000	270,297
9.95%, 11/10/2038	100,000	151,173
Lorillard Tobacco Co. 3.50%, 8/4/2016	45,000	45,400
Philip Morris International, Inc. 4.88%, 5/16/2013	280,000	296,378

See accompanying notes to financial statements.

131

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Reynolds American, Inc. 7.63%, 6/1/2016	$100,000	$119,272

		882,520

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
America Movil SAB de CV:
5.00%, 3/30/2020	100,000	110,256
6.13%, 3/30/2040	100,000	119,231
American Tower Corp. 5.90%, 11/1/2021	100,000	105,924
AT&T Corp. 8.00%, 11/15/2031	16,000	22,731
AT&T, Inc.:
2.40%, 8/15/2016	150,000	153,039
4.45%, 5/15/2021	200,000	220,890
5.35%, 9/1/2040	320,000	359,927
5.63%, 6/15/2016	200,000	230,393
BellSouth Corp. 6.55%, 6/15/2034	100,000	117,541
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/1/2014	200,000	217,146
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	210,000	249,770
Embarq Corp. 7.08%, 6/1/2016	165,000	177,849
France Telecom SA:
2.13%, 9/16/2015	100,000	99,417
4.13%, 9/14/2021	100,000	101,204
Rogers Communications, Inc. 6.80%, 8/15/2018	150,000	182,752
Telecom Italia Capital 5.25%, 10/1/2015	200,000	183,000
Telefonica Emisiones SAU 4.95%, 1/15/2015	210,000	210,052
Vodafone Group PLC 5.63%, 2/27/2017	240,000	279,984

		3,141,106

TOTAL CORPORATE BONDS & NOTES —
(Cost $64,419,011)		68,734,642

FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
Brazilian Government International Bond:
7.88%, 3/7/2015 (c)	100,000	118,850
11.00%, 8/17/2040 (c)	150,000	198,900
Chile Government International Bond 3.25%, 9/14/2021	100,000	102,500
Colombia Government International Bond:
7.38%, 3/18/2019	100,000	126,700
7.38%, 9/18/2037	100,000	140,000
Export Development Canada 2.25%, 5/28/2015	200,000	209,878
Federal Republic of Brazil 8.25%, 1/20/2034 (c)	360,000	540,000
Hungary Government International Bond:
6.38%, 3/29/2021	135,000	120,150
7.63%, 3/29/2041	20,000	17,700
Israel Government International Bond 5.13%, 3/26/2019	100,000	111,250
Japan Finance Corp. 2.25%, 7/13/2016	250,000	257,694
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	112,645
Panama Government International Bond:
5.20%, 1/30/2020 (c)	50,000	56,375
6.70%, 1/26/2036 (c)	50,000	65,125
Poland Government International Bond 5.13%, 4/21/2021	200,000	204,000
Province of British Columbia 2.10%, 5/18/2016	100,000	104,317
Province of Manitoba 1.38%, 4/28/2014	100,000	101,287
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	117,154
Province of Ontario:
2.30%, 5/10/2016	300,000	309,790
4.10%, 6/16/2014	400,000	430,279
Province of Quebec 7.50%, 9/15/2029	455,000	684,745
Republic of Italy:
2.13%, 9/16/2013	200,000	187,636
6.88%, 9/27/2023	200,000	193,384
Republic of Korea 5.75%, 4/16/2014	100,000	108,488
Republic of Peru:
7.13%, 3/30/2019 (c)	100,000	125,500
8.75%, 11/21/2033	100,000	152,350
Republic of South Africa 5.50%, 3/9/2020	100,000	111,875
United Mexican States 5.63%, 1/15/2017 (c)	880,000	1,010,680

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $5,709,741)		6,019,252

U.S. GOVERNMENT AGENCY MBS TBA — 30.7%
Fannie Mae
3.50%, 15yr TBA	3,350,000	3,503,367
3.50%, 30yr TBA	1,000,000	1,028,750
4.00%, 30yr TBA	6,350,000	6,669,484
4.00%, 15yr TBA	1,500,000	1,582,500
4.50%, 30yr TBA	8,000,000	8,513,750
4.50%, 15yr TBA	1,500,000	1,598,906
5.00%, 15yr TBA	2,000,000	2,151,250
5.50%, 30yr TBA	11,000,000	11,977,969
6.00%, 30yr TBA	2,750,000	3,029,297
6.50%, 30yr TBA	2,000,000	2,225,625
Freddie Mac
4.00%, 30yr TBA	2,350,000	2,464,287
4.00%, 15yr TBA	3,500,000	3,676,094
4.50%, 15yr TBA	1,000,000	1,059,063

See accompanying notes to financial statements.

132

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

4.50%, 30yr TBA	$5,750,000	$6,093,203
5.00%, 30yr TBA	11,500,000	12,358,906
5.50%, 15yr TBA	1,000,000	1,078,125
6.00%, 30yr TBA	4,000,000	4,395,000
Ginnie Mae
4.00%, 30yr TBA	3,350,000	3,593,398
4.50%, 30yr TBA	5,800,000	6,320,187
5.00%, 30yr TBA	4,900,000	5,427,516
5.50%, 30yr TBA	2,500,000	2,806,641
6.00%, 30yr TBA	1,200,000	1,359,375
6.50%, 30yr TBA	1,000,000	1,143,438

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $93,498,469)		94,056,131

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
Fannie Mae
2.50%, 5/15/2014	1,235,000	1,292,474
4.50%, 10/1/2040	1,416,978	1,508,675
5.00%, 5/11/2017	510,000	607,283
6.00%, 6/1/2017	226,412	242,832
7.13%, 1/15/2030 (a)	525,000	806,983
Federal Home Loan Bank
0.70%, 8/23/2013	100,000	99,812
0.88%, 12/27/2013	250,000	252,429
1.38%, 5/28/2014	750,000	766,329
4.75%, 12/16/2016 (a)	500,000	587,706
4.88%, 5/17/2017 (a)	200,000	237,947
5.00%, 11/17/2017	300,000	361,089
5.13%, 8/14/2013	1,510,000	1,627,128
Federal Home Loan Mortgage Corp.
0.38%, 10/30/2013 (a)	500,000	500,090
0.50%, 2/15/2013	100,000	99,598
0.50%, 10/3/2013	100,000	99,588
0.50%, 10/18/2013	100,000	99,538
0.55%, 9/30/2013	200,000	199,306
0.55%, 12/27/2013	100,000	99,545
0.85%, 1/9/2015	100,000	99,786
0.88%, 12/19/2014	100,000	99,852
1.00%, 11/3/2014	100,000	100,017
1.00%, 12/5/2014	100,000	100,054
1.00%, 12/19/2014	100,000	100,179
1.00%, 6/30/2015	100,000	99,829
1.05%, 9/28/2015	100,000	99,751
1.50%, 7/13/2015	100,000	100,416
3.50%, 5/29/2013 (a)	1,000,000	1,045,673
4.00%, 6/12/2013	200,000	210,534
4.13%, 9/27/2013	500,000	532,779
4.38%, 7/17/2015 (a)	500,000	562,634
6.75%, 3/15/2031	200,000	300,961
Federal National Mortgage Association
0.50%, 8/9/2013 (a)	1,000,000	1,002,918
0.50%, 12/27/2013	100,000	99,464
0.60%, 10/25/2013	100,000	99,678
0.63%, 12/6/2013	200,000	199,363
0.70%, 9/19/2014	100,000	99,555
0.70%, 10/17/2014	100,000	99,606
0.90%, 12/29/2014	100,000	99,821
1.00%, 12/5/2014	100,000	99,952
1.13%, 10/8/2013	100,000	101,128
1.45%, 1/24/2014	100,000	100,054
1.55%, 1/27/2014	50,000	50,030
1.75%, 5/7/2013 (a)	500,000	510,125
1.75%, 11/14/2016	100,000	100,280
2.25%, 3/15/2016	300,000	314,630
2.25%, 6/6/2016	100,000	100,684
2.63%, 11/20/2014 (a)	300,000	317,616
Freddie Mac
0.80%, 1/13/2015	100,000	99,623
5.00%, 4/18/2017	723,000	859,925
Ginnie Mae
4.00%, 6/15/2040	235,809	253,395
4.50%, 7/15/2039	1,180,899	1,289,299
Tennessee Valley Authority
3.88%, 2/15/2021	65,000	74,138
4.75%, 8/1/2013	100,000	106,830
5.25%, 9/15/2039	200,000	254,494

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $18,458,035)		19,273,425

U.S. TREASURY OBLIGATIONS — 35.0%
Treasury Bonds
3.13%, 11/15/2041	350,000	366,705
3.88%, 8/15/2040	2,500,000	2,996,400
4.38%, 5/15/2040	3,050,000	3,961,340
4.38%, 5/15/2041	600,000	781,788
4.50%, 8/15/2039	2,300,000	3,040,899
4.75%, 2/15/2041	500,000	689,145
5.38%, 2/15/2031 (a)	1,100,000	1,567,764
6.25%, 5/15/2030	500,000	773,430
6.50%, 11/15/2026	300,000	455,208
6.88%, 8/15/2025	750,000	1,154,888
7.13%, 2/15/2023 (a)	500,000	755,950
7.50%, 11/15/2016 (a)	515,000	679,177
8.75%, 8/15/2020	1,130,000	1,781,682
8.88%, 8/15/2017 (a)	713,000	1,020,816
Treasury Notes
0.13%, 12/31/2013	1,000,000	997,580
0.25%, 12/15/2014	1,200,000	1,196,064
0.50%, 5/31/2013	2,000,000	2,008,480
0.50%, 11/15/2013 (a)	5,000,000	5,023,750
0.50%, 8/15/2014	1,000,000	1,004,690
0.63%, 2/28/2013	3,300,000	3,316,896
0.75%, 8/15/2013 (a)	2,000,000	2,016,940
0.88%, 12/31/2016	600,000	601,044
1.00%, 5/15/2014	4,000,000	4,066,440
1.25%, 2/15/2014	1,500,000	1,530,840
1.38%, 1/15/2013	1,250,000	1,265,462
1.38%, 5/15/2013	3,800,000	3,860,344
1.38%, 11/30/2018 (a)	250,000	250,823
1.38%, 12/31/2018	300,000	300,564
1.50%, 12/31/2013	300,000	307,497
1.50%, 6/30/2016	2,000,000	2,068,400
1.88%, 6/30/2015	1,750,000	1,833,545
1.88%, 9/30/2017 (a)	2,000,000	2,090,860
2.00%, 11/15/2021	900,000	910,197
2.13%, 12/31/2015 (a)	1,800,000	1,909,368
2.13%, 8/15/2021	1,000,000	1,025,580
2.25%, 7/31/2018	1,000,000	1,063,610

See accompanying notes to financial statements.

133

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

2.38%, 10/31/2014	$4,555,000	$4,811,584
2.63%, 2/29/2016	1,500,000	1,621,755
2.63%, 4/30/2018	1,000,000	1,088,910
2.63%, 8/15/2020	3,500,000	3,774,785
2.63%, 11/15/2020	1,000,000	1,076,640
2.75%, 10/31/2013 (f)	2,565,000	2,680,938
2.75%, 11/30/2016	4,380,000	4,782,215
2.75%, 5/31/2017	300,000	328,377
3.00%, 2/28/2017	1,000,000	1,106,050
3.13%, 8/31/2013	4,945,000	5,181,322
3.13%, 10/31/2016	2,000,000	2,217,980
3.13%, 5/15/2019 (a)(f)	5,500,000	6,167,864
3.13%, 5/15/2021	3,250,000	3,628,885
3.38%, 11/15/2019 (a)	1,000,000	1,140,110
3.50%, 5/15/2020	600,000	690,222
4.00%, 2/15/2014	3,100,000	3,343,753
4.13%, 5/15/2015	1,000,000	1,121,890
4.75%, 8/15/2017 (a)	2,425,000	2,920,258
5.13%, 5/15/2016	810,000	964,046

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $100,534,818)		107,321,750

COMMERCIAL MORTGAGE BACKED SECURITIES — 1.9%
Bank of America Commercial Mortgage, Inc. 5.62%, 6/10/2049 (d)	250,000	267,973
Bear Stearns Commercial Mortgage Securities 4.75%, 2/13/2046 (d)	550,000	587,903
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	419,050
Greenwich Capital Commercial Funding Corp. 4.80%, 8/10/2042 (d)	250,000	268,537
GS Mortgage Securities Corp. II:
5.40%, 8/10/2038 (d)	250,000	268,857
5.55%, 4/10/2038 (d)	250,000	270,749
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.87%, 3/15/2046	250,000	261,418
4.88%, 1/12/2038 (d)	239,470	250,138
5.44%, 6/12/2047	510,000	546,961
5.81%, 6/12/2043 (d)	500,000	543,784
LB-UBS Commercial Mortgage Trust:
4.37%, 3/15/2036	450,000	470,097
5.17%, 6/15/2029 (d)	187,150	191,286
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	416,099
Morgan Stanley Capital I:
5.51%, 11/12/2049 (d)	475,000	525,133
5.61%, 4/15/2049	162,608	167,160
Wachovia Bank Commercial Mortgage Trust 4.96%, 11/15/2035 (d)	250,000	263,538

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $4,455,601)		5,718,683

ASSET BACKED — 0.3%
CREDIT CARD RECEIVABLES — 0.3%
Capital One Multi-Asset Execution Trust 5.05%, 2/15/2016	245,000	257,759
Citibank Credit Card Issuance Trust:
4.90%, 6/23/2016	200,000	219,158
5.35%, 2/7/2020	295,000	349,805

TOTAL ASSET BACKED —
(Cost $744,013)		826,722

MUNICIPAL BONDS & NOTES — 0.7%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	35,000	39,401
7.30%, 10/1/2039	300,000	354,729
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	57,796

		451,926

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	110,005

GEORGIA — 0.1%
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	224,696

ILLINOIS — 0.1%
Illinois, State General Obligation:
4.07%, 1/1/2014	100,000	102,676
5.10%, 6/1/2033	200,000	181,528

		284,204

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	111,990

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	107,036
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	96,323

		203,359

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	65,000	78,052

See accompanying notes to financial statements.

134

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	$100,000	$116,196
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	96,338

		290,586

OHIO — 0.0% (b)
Ohio State University 4.91%, 6/1/2040	100,000	113,232

PENNSYLVANIA — 0.1%
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	100,000	104,659
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	84,070

		188,729

TEXAS — 0.0% (b)
Texas, State Transportation Commission, Revenue Series B 5.18%, 4/1/2030	100,000	116,169

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,890,098)		2,094,896

	Shares
SHORT TERM INVESTMENTS — 37.6%
MONEY MARKET FUNDS — 37.6%
State Street Institutional Liquid Reserves Fund 0.15% (f)(g)(h)	98,103,680	98,103,680
State Street Navigator Securities Lending Prime Portfolio (g)(i)	17,130,969	17,130,969

TOTAL SHORT TERM INVESTMENTS — (j)
(Cost $115,234,649)		115,234,649

TOTAL INVESTMENTS — 136.9% (k)
(Cost $404,944,435)		419,280,150
OTHER ASSETS & LIABILITIES — (36.9)%		(113,070,885)

NET ASSETS — 100.0%		$306,209,265

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Variable rate security. Rate shown is rate in effect at December 31, 2011. Maturity date disclosed is the ultimate maturity.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of December 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Investments of cash collateral for securities loaned.
(j)	Value is determined based on Level 1 inputs. (Note 2)
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced

See accompanying notes to financial statements.

135

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.4%
Alabama, Auburn University, General Fee Revenue 5.00%, 6/1/2038 (a)	$2,200,000	$2,349,996
Alabama, Public School & College Authority Revenue 5.00%, 12/1/2023	1,500,000	1,705,545

		4,055,541

ALASKA — 0.3%
Alaska, State General Obligation Series A 5.00%, 8/1/2024	2,580,000	3,113,286

ARIZONA — 2.9%
Arizona, Salt River Project, Agricultural Improvement & Power District:
Series A 5.00%, 1/1/2016	500,000	578,865
Series A 5.00%, 1/1/2027	500,000	553,290
Series A 5.00%, 1/1/2033	5,000,000	5,409,850
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2021	1,500,000	1,721,055
Arizona, State Transportation Board, Highway Revenue Series A 5.00%, 7/1/2028	7,145,000	7,919,661
Chandler, AZ, General Obligation 4.25%, 7/1/2026	5,000,000	5,384,350
Maricopa County, AZ, Community College District, General Obligation Series C 3.00%, 7/1/2022	2,000,000	2,072,060
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Senior Lien 5.50%, 7/1/2019	1,000,000	1,234,600
Phoenix, AZ, General Obligation Series A 5.00%, 7/1/2017	1,000,000	1,201,270
Pima County, AZ, Industrial Development Authority, Lease Revenue 5.00%, 9/1/2039	2,000,000	2,022,040

		28,097,041

CALIFORNIA — 13.5%
California, State Department of Water Resources, Revenue:
Series L 5.00%, 5/1/2020	10,000,000	12,410,400
Series AG 5.00%, 12/1/2025	5,760,000	6,697,267
California, State University Revenue:
Series D 4.50%, 11/1/2037 (a)	3,120,000	3,138,907
Series A 4.50%, 11/1/2044 (a)	4,050,000	4,063,082
Series A 5.00%, 11/1/2033	3,500,000	3,651,865
Series A 5.00%, 11/1/2037 (a)	1,000,000	1,048,920
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2033	4,035,000	4,244,739
Los Angeles, CA, Community College District, General Obligation:
Series A 5.00%, 8/1/2027	1,000,000	1,077,940
Series A 5.00%, 8/1/2032 (a)	1,345,000	1,423,252
Los Angeles, CA, Department of Water & Power Revenue:
Series A 4.00%, 7/1/2013	1,000,000	1,054,000
Series A 5.00%, 7/1/2020	7,400,000	9,170,968
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	10,000,000	11,924,300
Los Angeles, CA, Unified School District:
5.00%, 7/1/2018	330,000	390,628
Series H 5.00%, 7/1/2021 (a)	2,695,000	3,054,809
Los Angeles, CA, Unified School District, General Obligation Series A-1 4.00%, 7/1/2016	1,250,000	1,395,538
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2029	1,000,000	1,097,760
5.00%, 6/1/2039	1,845,000	1,958,541
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,322,350
Metropolitan Water District of Southern California, Waterworks Revenue Series A 5.00%, 1/1/2029	4,900,000	5,387,256
Oakland, CA, Joint Powers Financing Authority Lease Revenue Series B 5.00%, 8/1/2022 (a)	2,105,000	2,262,033
Palomar, CA, Community College District Series A 4.75%, 5/1/2032 (a)	3,000,000	3,099,480
Sacrament, CA, Sanitation Districts Financing Authority Revenue 5.00%, 12/1/2024	3,500,000	4,092,655
Sacramento, CA, Municipal Utility District Revenue Series U 5.00%, 8/15/2024 (a)	2,500,000	2,800,925
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A 5.25%, 5/15/2039	1,000,000	1,072,380
San Diego, CA, Unified School District Series A Zero Coupon, 7/1/2025 (b)	485,000	246,201
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (b)	2,000,000	830,740
San Francisco, CA, Bay Area Rapid Transit District:
Series B 5.00%, 8/1/2022	1,500,000	1,718,250
Series B 5.00%, 8/1/2032	1,600,000	1,709,648
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 5.13%, 4/1/2047	655,000	689,008
San Francisco, CA, Community College District, General Obligation Series B 5.00%, 6/15/2028 (a)	5,225,000	5,413,205
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,603,377
Subseries A 5.00%, 11/1/2024	6,750,000	7,953,727

See accompanying notes to financial statements.

136

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 6/15/2027	$500,000	$524,295
San Francisco, CA, Unified School District, General Obligation Series A 3.00%, 6/15/2027 (a)	1,000,000	894,150
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,205,391
University of California, Revenue:
Series S 5.00%, 5/15/2040	1,000,000	1,058,590
Series Q 5.25%, 5/15/2028	2,855,000	3,151,834

		132,838,411

COLORADO — 0.3%
City & County of Denver Co. 5.25%, 8/1/2018	325,000	405,613
Platte River, CO, Power Authority Revenue:
Series HH 5.00%, 6/1/2024	1,255,000	1,447,542
Series HH 5.00%, 6/1/2029	1,000,000	1,111,550

		2,964,705

CONNECTICUT — 1.9%
Connecticut, State General Obligation:
5.00%, 12/1/2020	7,500,000	9,192,900
5.00%, 12/1/2021	7,500,000	9,094,800

		18,287,700

DELAWARE — 0.4%
Delaware, State General Obligation 5.00%, 3/1/2013	1,000,000	1,054,530
New Castle County, DE, General Obligation Series A 5.00%, 7/15/2039	2,500,000	2,706,500

		3,761,030

DISTRICT OF COLUMBIA — 1.1%
District of Columbia, Water & Sewer Authority, Public Utility Revenue Series A 5.50%, 10/1/2039	5,000,000	5,541,600
Metropolitan Washington, DC, Airport Authority System Revenue Series C 5.00%, 10/1/2028	5,000,000	5,387,350

		10,928,950

FLORIDA — 5.0%
Florida, State Board of Education, Capital Outlay:
Series B 5.00%, 6/1/2015	2,600,000	2,955,784
Series A 5.00%, 6/1/2016	1,215,000	1,421,076
Series A 5.00%, 6/1/2017	5,000,000	5,997,300
Series A 5.00%, 6/1/2018	4,000,000	4,884,760
Series D 5.00%, 6/1/2024	7,550,000	8,781,254
Florida, State Board of Education, General Obligation 5.00%, 6/1/2037	1,000,000	1,067,780
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2014	1,045,000	1,129,217
Florida, Water Pollution Control Financing Revenue:
Series A 5.00%, 7/15/2013	2,575,000	2,753,190
Series A 5.00%, 7/15/2014	1,075,000	1,188,896
JEA, FL, Bulk Power Supply System Revenue, Scherer 4 Project Series A 5.63%, 10/1/2033	5,000,000	5,186,150
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,736,573
5.00%, 10/1/2023 (a)	500,000	545,905
5.00%, 7/1/2031	1,980,000	2,130,183
6.00%, 10/1/2023	1,270,000	1,521,396
Miami-Dade County, FL, School Board Certificates of Participation Series B 4.00%, 5/1/2017 (a)	1,000,000	1,095,710
Orlando Utilities Commission 5.00%, 10/1/2029	1,400,000	1,541,652
Palm Beach County, FL, Public Improvement Revenue 5.00%, 5/1/2038	5,000,000	5,265,200

		49,202,026

GEORGIA — 3.6%
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue Series B 5.00%, 7/1/2037 (a)	6,875,000	7,221,156
Augusta, GA, Water & Sewer Revenue 5.00%, 10/1/2014 (a)	1,085,000	1,208,202
County of Douglas GA 5.00%, 8/1/2016	4,000,000	4,715,280
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,688,573
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,000,000	5,477,250
Georgia, State General Obligation:
Series B 5.00%, 7/1/2022	4,500,000	5,430,195
Series I 5.00%, 7/1/2022	1,000,000	1,226,400
Series B 5.00%, 7/1/2024	1,145,000	1,346,966
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,762,176

		35,076,198

HAWAII — 1.2%
City & County of Honolulu HI, General Obligation Series A 5.25%, 8/1/2034	1,500,000	1,701,465
City & County of Honolulu HI, Wastewater System Revenue Series A 5.00%, 7/1/2041	7,000,000	7,571,130
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	955,000	1,132,888
Series DJ 5.00%, 4/1/2023 (a)	1,090,000	1,250,088

		11,655,571

IDAHO — 0.6%
Idaho Housing & Finance Association Unemployment Compensation Revenue 5.00%, 8/15/2015	5,000,000	5,669,450

See accompanying notes to financial statements.

137

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

ILLINOIS — 3.4%
Chicago, IL, General Obligation Series A 5.25%, 1/1/2037	$5,000,000	$5,155,250
Chicago, IL, O’Hare International Airport Revenue Series A 5.00%, 1/1/2038 (a)	1,500,000	1,536,615
Chicago, IL, Water Revenue 5.25%, 11/1/2038	2,500,000	2,613,425
Cook County, IL, General Obligation:
Series A 5.00%, 11/15/2019	2,000,000	2,329,940
Series A 5.25%, 11/15/2033	8,520,000	9,052,671
Illinois State Toll Highway Authority 5.00%, 1/1/2028	1,300,000	1,415,024
Illinois, State General Obligation 5.00%, 1/1/2015 (a)	955,000	1,044,999
Illinois, University of Chicago, Finance Authority Revenue Series B 6.25%, 7/1/2038	5,000,000	5,757,550
Kendall, Kane, & Will Counties, IL, School District No. 308, General Obligation Zero Coupon, 2/1/2022 (a)(b)	5,000,000	3,365,200
Southwestern Illinois, Development Authority Revenue Zero Coupon, 12/1/2021 (a)(b)	1,125,000	761,411

		33,032,085

INDIANA — 1.3%
Indiana, State Finance Authority, Highway Revenue:
Series A 4.50%, 12/1/2020 (a)	1,000,000	1,103,440
Series A 4.50%, 6/1/2027 (a)	8,000,000	8,364,880
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2015	3,000,000	3,390,960

		12,859,280

IOWA — 0.1%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2020	600,000	749,292

KANSAS — 0.2%
Wichita, KS, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2039	1,975,000	2,127,016

KENTUCKY — 0.7%
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 11/1/2017 (a)	450,000	533,349
Series A 5.00%, 11/1/2017	375,000	444,457
5.00%, 11/1/2018	1,000,000	1,202,410
5.00%, 8/1/2020	2,475,000	2,985,766
Kentucky, State Turnpike Authority, Economic Development Road Revenue Series A 5.00%, 7/1/2028	1,475,000	1,634,005

		6,799,987

LOUISIANA — 0.1%
Louisiana, State Gas & Fuels Tax Revenue Series B 5.00%, 5/1/2025	1,000,000	1,161,470

MARYLAND — 3.0%
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,789,707
Maryland, State Department of Transportation Revenue:
5.00%, 2/15/2015	1,500,000	1,694,670
5.00%, 2/15/2017	1,925,000	2,306,650
Maryland, State General Obligation:
Series C 5.00%, 3/1/2017	2,900,000	3,502,533
Series E 5.00%, 8/1/2018	4,000,000	4,983,560
Montgomery County:
Series A 4.00%, 7/1/2030	5,000,000	5,183,450
Series A 5.00%, 7/1/2017	5,000,000	6,077,550

		29,538,120

MASSACHUSETTS — 2.1%
Massachusetts, State General Obligation:
Series C 3.00%, 1/1/2014	4,130,000	4,335,757
Series D 4.25%, 10/1/2027	2,750,000	2,977,892
Series A 5.00%, 3/1/2025	965,000	1,148,591
Series B 5.00%, 8/1/2025	5,000,000	5,853,850
Massachusetts, State Health & Educational Facilities Authority, Revenue Series A 5.50%, 11/15/2036	2,000,000	2,293,200
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	432,103
Massachusetts, State School Building Authority Revenue Series A 4.35%, 8/15/2025	3,580,000	3,877,820

		20,919,213

MICHIGAN — 0.8%
Detroit, MI, General Obligation 5.00%, 11/1/2030	500,000	522,455
Michigan, Municipal Bond Authority Revenue:
4.63%, 10/1/2025	3,000,000	3,274,980
5.00%, 10/1/2029	2,905,000	3,274,777
Michigan, State Grant Anticipation Revenue 5.25%, 9/15/2021 (a)	450,000	516,573

		7,588,785

MINNESOTA — 0.9%
Minnesota, State General Obligation:
Series D 5.00%, 8/1/2018	2,000,000	2,480,320
Series D 5.00%, 8/1/2019	2,275,000	2,863,315
University of Minnesota, Revenue Series A 5.00%, 12/1/2018	2,750,000	3,395,370

		8,739,005

MISSISSIPPI — 0.4%
Mississippi, State General Obligation:
Series B 5.00%, 12/1/2013	1,000,000	1,084,430

See accompanying notes to financial statements.

138

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 10/1/2036	$3,000,000	$3,316,320

		4,400,750

MISSOURI — 0.7%
Missouri, State Board of Public Buildings Special Obligation Series A 1.00%, 10/1/2026	965,000	632,336
Missouri, State Highways & Transit Commission, State Road Revenue, Second Lien:
5.25%, 5/1/2019	4,000,000	4,800,760
5.25%, 5/1/2020	1,000,000	1,192,810

		6,625,906

NEVADA — 0.9%
Clark County, NV, General Obligation 5.00%, 6/1/2026	390,000	424,698
Clark County, NV, School District, General Obligation Series B 4.50%, 6/15/2016 (a)	610,000	688,110
Las Vegas Valley, NV, Water District, General Obligation:
Series B 5.00%, 6/1/2015	1,500,000	1,713,405
Series A 5.00%, 2/1/2033	350,000	366,580
Las Vegas, NV, General Obligation 6.00%, 4/1/2039	4,265,000	4,762,171
Nevada, State Highway Improvement Revenue 5.00%, 12/1/2017 (a)	600,000	684,000

		8,638,964

NEW JERSEY — 2.4%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	3,200,000	3,571,520
4.00%, 9/1/2027	2,520,000	2,685,035
New Jersey, State General Obligation 5.00%, 6/1/2019	8,825,000	10,788,298
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,609,035
New Jersey, State Transportation Trust Fund Authority Series A Zero Coupon, 12/15/2034 (b)	20,000,000	5,459,000

		24,112,888

NEW MEXICO — 1.9%
Albuquerque, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2022	6,650,000	7,421,666
New Mexico, Severance Tax Series A-1 4.00%, 7/1/2014	2,000,000	2,108,320
New Mexico, State Finance Authority 5.00%, 6/15/2017	3,000,000	3,618,390
New Mexico, State General Obligation 5.00%, 3/1/2017	5,000,000	6,016,450

		19,164,826

NEW YORK — 17.9%
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,228,180
Erie County, NY, Industrial Development Agency Revenue:
5.25%, 5/1/2029	1,390,000	1,550,712
Series A 5.75%, 5/1/2019 (a)	1,500,000	1,846,470
Series A 5.75%, 5/1/2021 (a)	3,000,000	3,495,960
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	1,275,000	1,440,355
New York & New Jersey, Port Authority Revenue:
4.25%, 7/15/2040	1,000,000	1,000,700
156th Series 4.75%, 11/1/2036	7,000,000	7,284,900
5.00%, 7/15/2039	4,500,000	4,845,960
New York, NY, City Municipal Water Finance Authority:
4.25%, 6/15/2031	3,000,000	3,145,110
4.50%, 6/15/2032	1,000,000	1,046,650
Series DD 4.50%, 6/15/2038	2,310,000	2,382,950
Series DD 4.63%, 6/15/2031	1,030,000	1,090,832
5.00%, 6/15/2026	3,000,000	3,479,520
5.00%, 6/15/2027	545,000	615,360
Series A 5.00%, 6/15/2038	1,000,000	1,053,970
5.00%, 6/15/2043	3,500,000	3,770,095
Series GG-2 5.25%, 6/15/2040	625,000	682,844
Series A 5.50%, 6/15/2021	1,150,000	1,421,998
New York, NY, City Transitional Finance Authority:
Series B 5.00%, 11/1/2014	1,050,000	1,171,244
Series B 5.00%, 11/1/2016	1,000,000	1,183,690
5.00%, 11/1/2020	1,000,000	1,229,210
5.00%, 5/1/2023	865,000	1,022,171
Series B 5.00%, 11/1/2026	8,000,000	8,994,880
Series C 5.00%, 11/1/2028	2,000,000	2,294,020
Series B 5.00%, 11/1/2030	1,365,000	1,506,086
New York, NY, General Obligation:
Series C 5.00%, 8/1/2015	5,000,000	5,681,200
Series C 5.00%, 11/15/2016	5,000,000	5,925,700
5.00%, 3/1/2017	5,000,000	5,925,050
Series B-1 5.25%, 9/1/2023	7,180,000	8,450,860
New York, NY, Liberty Development Corp. Revenue:
5.13%, 1/15/2044	5,750,000	5,861,665
5.63%, 1/15/2046	1,000,000	1,055,770
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A 5.00%, 1/1/2023	5,000,000	6,098,850
Series A-2 5.00%, 11/15/2029	12,620,000	13,935,256
New York, State Dormitory Authority Revenue:
Series B 5.00%, 7/1/2017	3,000,000	3,551,250
Series A 5.00%, 7/1/2038	3,350,000	3,514,418
5.25%, 7/1/2048	3,065,000	3,282,063

See accompanying notes to financial statements.

139

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Dormitory Authority, State Income Tax Revenue:
Series E 4.50%, 3/15/2036	$790,000	$823,188
Series A 5.00%, 2/15/2020	7,850,000	9,818,387
5.00%, 7/1/2021	700,000	847,007
5.00%, 2/15/2029	750,000	828,203
New York, State Environmental Facilities Corp. Revenue:
Series A 4.50%, 6/15/2036	1,500,000	1,554,915
Series A 5.13%, 6/15/2038	1,000,000	1,089,930
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,659,097
4.00%, 3/1/2018	1,030,000	1,199,960
Series E 5.00%, 8/1/2018	635,000	773,595
Series A-1 5.25%, 8/15/2028	760,000	869,668
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	2,760,000	2,952,289
New York, State Local Government Assistance Corp. Revenue Series A 5.00%, 4/1/2020	3,000,000	3,599,310
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	6,510,000	7,916,355
Series A 5.00%, 3/15/2028	2,000,000	2,210,220
Series A 5.00%, 3/15/2029	2,000,000	2,210,680
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund Series A 5.00%, 4/1/2021	500,000	578,025
New York, State Urban Development Corp., Revenue:
Series A-1 5.00%, 12/15/2016	2,630,000	3,120,889
Series B 5.00%, 3/15/2020	3,000,000	3,527,670
Series B-1 5.00%, 3/15/2036	1,000,000	1,071,610
Oyster Bay, NY, General Obligation 4.00%, 8/15/2026	3,910,000	4,154,062

		175,871,009

NORTH CAROLINA — 3.1%
Charlotte, NC, General Obligation Series B 5.00%, 6/1/2022	475,000	577,362
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2038	8,585,000	9,311,119
Mecklenburg County, NC, General Obligation:
Series A 4.00%, 8/1/2015	3,135,000	3,495,807
Series A 5.00%, 8/1/2015	1,000,000	1,150,290
North Carolina, State Capital Improvement Revenue:
Series A 4.50%, 5/1/2026	4,500,000	5,098,635
Series A 5.00%, 5/1/2016	3,000,000	3,503,550
North Carolina, State General Obligation Series A 5.00%, 3/1/2018	2,165,000	2,673,429
North Carolina, State Turnkpike Authority 5.00%, 7/1/2041	1,000,000	1,095,680
North Carolina, University of North Carolina-Chapel Hill, Revenue 5.00%, 12/1/2031	3,640,000	4,008,441

		30,914,313

OHIO — 3.0%
Columbus, OH, General Obligation:
Series A 4.00%, 6/1/2014	10,000,000	10,793,300
Series A 5.00%, 9/1/2018	300,000	359,787
Ohio, State Common Schools, General Obligation Series C 5.00%, 9/15/2015	5,000,000	5,735,350
Ohio, State General Obligation 5.00%, 8/1/2021	4,885,000	6,112,405
Ohio, State Water Development Authority, Water Pollution Control Revenue 5.00%, 12/1/2020	2,630,000	3,227,957
Ohio, University of Akron, General Receipts:
Series A 5.00%, 1/1/2033 (a)	1,000,000	1,041,970
Series B 5.25%, 1/1/2023 (a)	1,970,000	2,211,325

		29,482,094

OKLAHOMA — 0.3%
Oklahoma, State Turnpike Authority Series A 5.00%, 1/1/2023	2,000,000	2,400,300
Tulsa County, OK, Educational Facilities Lease Revenue 5.50%, 9/1/2016	535,000	629,551

		3,029,851

OREGON — 1.7%
Oregon, State Department of Transportation Revenue:
Series C 5.00%, 11/15/2015	1,500,000	1,730,370
Series A 5.00%, 11/15/2033	1,500,000	1,654,050
Portland, OR, Sewer System Revenue:
Series A 5.00%, 6/1/2015 (a)	1,730,000	1,973,618
5.00%, 3/1/2035	4,550,000	4,939,571
Salem-Keizer, OR, School District No. 24J, General Obligation:
Series B Zero Coupon, 6/15/2021 (b)	2,010,000	1,522,917
Series B Zero Coupon, 6/15/2028 (b)	9,745,000	5,048,105

		16,868,631

PENNSYLVANIA — 2.9%
Central Bucks, PA, School District 5.00%, 5/15/2023	2,500,000	3,109,550
Pennsylvania, State General Obligation:
Series A 4.50%, 11/1/2021	1,390,000	1,581,695
Series A 5.00%, 11/1/2013	1,000,000	1,083,240
5.00%, 3/15/2015	4,750,000	5,385,978
5.00%, 5/15/2015	1,000,000	1,139,360
5.00%, 7/1/2015	5,000,000	5,715,550
5.00%, 3/15/2017	2,630,000	3,153,791
5.00%, 4/15/2021	4,000,000	4,896,840

See accompanying notes to financial statements.

140

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Pennsylvania, Turnpike Commission Revenue 4.50%, 12/1/2038	$300,000	$303,573
Philadelphia, PA, General Obligation Series A 5.00%, 8/1/2018 (a)	1,870,000	2,112,763

		28,482,340

PUERTO RICO — 0.4%
Commonwealth of Puerto Rico 5.00%, 7/1/2016 (a)	3,250,000	3,606,103
Puerto Rico, Sales Tax Financing Revenue Series A Zero Coupon, 8/1/2044 (b)(a)	4,500,000	617,805

		4,223,908

RHODE ISLAND — 0.1%
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue:
Series A 4.00%, 10/1/2018	475,000	545,253
Series C 5.00%, 11/15/2025 (a)	600,000	654,450

		1,199,703

SOUTH CAROLINA — 1.0%
Charleston, SC, General Obligation 5.00%, 11/1/2023	1,035,000	1,288,678
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	2,809,290
South Carolina, State Public Service Authority:
Series E 5.00%, 1/1/2017	2,500,000	2,976,075
Series E 5.00%, 1/1/2040	2,200,000	2,353,824

		9,427,867

TENNESSEE — 1.3%
Chattanooga, TN, Electric Revenue Series A 5.00%, 9/1/2027	3,950,000	4,400,260
Memphis, TN, Electric System Revenue 5.00%, 12/1/2018	1,500,000	1,833,240
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:
Series A 5.00%, 10/1/2013	2,000,000	2,158,160
Series B 5.00%, 10/1/2039	1,000,000	1,088,140
Shelby County,TN, General Obligation Series A 5.00%, 4/1/2019	880,000	1,092,849
Tennessee, State General Obligation Series A 5.00%, 10/1/2031	2,000,000	2,304,520

		12,877,169

TEXAS — 7.7%
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.50%, 12/1/2027 (a)	2,000,000	2,126,460
Series A 5.00%, 12/1/2015	6,785,000	7,785,380
Dallas, TX, Civic Center Convention Complex Revenue 5.00%, 8/15/2028	700,000	764,708
Eagle Mountain & Saginaw, TX, Independent School District 5.00%, 8/15/2037 (a)	3,200,000	3,402,240
Garland, TX, General Obligation 5.00%, 2/15/2023	400,000	477,204
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Series A 5.00%, 11/1/2031	5,395,000	6,029,182
Harris County, TX, Flood Control District Series A 5.00%, 10/1/2039	1,585,000	1,711,752
Harris County, TX, General Obligation 5.00%, 10/1/2024	7,000,000	8,305,500
Harris County, TX, Road Revenue Series B 5.25%, 8/15/2047	3,000,000	3,192,540
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	1,998,444
Houston, TX, General Obligation Series A 5.00%, 3/1/2022	2,000,000	2,414,280
Houston, TX, Utility System Revenue Series A 5.25%, 11/15/2031 (a)	4,600,000	5,137,188
Hurst-Euless-Bedford, TX, Independent School District, General Obligation 5.00%, 8/15/2021	2,500,000	3,041,950
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2034 (a)	3,300,000	3,545,685
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (a)	1,000,000	1,091,350
San Antonio, TX, General Obligation 5.00%, 2/1/2019	3,000,000	3,738,480
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025	2,000,000	2,362,200
Texas, State General Obligation:
4.75%, 4/1/2037	1,940,000	2,042,510
5.00%, 4/1/2019	1,485,000	1,815,205
Series A 5.00%, 8/1/2024	570,000	671,357
5.00%, 4/1/2029	1,000,000	1,123,870
Texas, State Public Finance Authority:
Series A 5.00%, 7/1/2014	1,225,000	1,355,058
Series A 5.00%, 1/1/2017	1,100,000	1,268,839
Texas, State Transportation Commission 5.00%, 4/1/2024	2,125,000	2,413,320
Texas, State Water Development Board, Revenue, Sub Lien A-1 5.00%, 7/15/2015	5,620,000	6,433,102
University of Texas 5.00%, 8/15/2018	255,000	300,816
Williamson, TX, General Obligation 5.00%, 2/15/2032	625,000	690,169

		75,238,789

UTAH — 0.5%
Utah, Transport Authority Sales Tax Revenue:
Series A 5.00%, 6/15/2028	410,000	454,173

See accompanying notes to financial statements.

141

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 6/15/2036 (a)	$3,850,000	$4,143,717

		4,597,890

VIRGINIA — 2.3%
Fairfax County, VA, General Obligation Series A 5.00%, 4/1/2030	450,000	527,283
Montgomery County, VA, Industrial Development Authority Revenue 5.00%, 2/1/2024	445,000	498,258
Virginia, College Building Authority, Educational Facilities Revenue:
5.00%, 9/1/2022	5,945,000	7,153,559
5.00%, 2/1/2027	3,620,000	4,213,101
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,000,000	3,625,260
Series B 5.25%, 8/1/2027	2,000,000	2,294,820
Virginia, State Resources Authority, Revenue Series B 5.00%, 11/1/2028	3,540,000	4,013,404

		22,325,685

WASHINGTON — 5.0%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue:
Series A 5.00%, 11/1/2032 (a)	3,000,000	3,225,210
Series A 5.00%, 11/1/2036	2,000,000	2,123,120
Energy Northwest, WA, Electric Revenue:
Series A 5.00%, 7/1/2014	1,000,000	1,104,860
Series A 5.00%, 7/1/2017	4,195,000	5,026,994
Seattle, WA, Municipal Light & Power Revenue 5.50%, 4/1/2022	1,435,000	1,748,103
Snohomish County, WA, School District No. 201 5.25%, 12/1/2024	2,825,000	3,295,363
Washington, State General Obligation:
Series R 5.00%, 7/1/2016	10,000,000	11,746,800
Series C 5.00%, 1/1/2021 (a)	2,100,000	2,442,153
Series A 5.00%, 7/1/2023	900,000	1,039,689
Series D 5.00%, 1/1/2027	6,945,000	7,810,555
Series A 5.00%, 7/1/2032	2,000,000	2,182,000
Series C 5.00%, 6/1/2041	7,000,000	7,583,940

		49,328,787

WISCONSIN — 1.8%
Milwaukee, WI, General Obligation, Promisory Notes Series N1 5.00%, 2/1/2019	11,020,000	13,623,806
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,300,000	1,482,481
Series C 5.00%, 5/1/2014	2,000,000	2,200,180

		17,306,467

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $914,108,075)		973,281,999

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $2,805,845)	2,805,845	2,805,845

TOTAL INVESTMENTS — 99.4% (f)
(Cost $916,913,920)		976,087,844
OTHER ASSETS & LIABILITIES — 0.6%		6,131,633

NET ASSETS — 100.0%		$982,219,477

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	5.97%
	Assured Guaranty Corp.	1.51%
	National Public Finance Guarantee Corp.	1.44%
	Permanent School Fund Guaranteed	0.82%
	Ambac Financial Group	0.66%

(b)	Non-income producing security
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

See accompanying notes to financial statements.

142

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.4%
CALIFORNIA — 98.1%
Alameda County, CA, Joint Powers Authority, Lease Revenue 5.00%, 12/1/2034 (a)	$1,760,000	$1,810,635
Anaheim, CA, Public Financing Authority Revenue 4.50%, 10/1/2037 (a)	300,000	300,120
Antelope Valley-East Kern, CA, Water Agency, Certificates of Participation Series A-1 4.38%, 6/1/2037	550,000	533,153
Bakersfield, CA, Certificates of Participation Zero Coupon, 4/15/2021 (b)	500,000	406,645
Bakersfield, CA, Wastewater Revenue Series A 5.00%, 9/15/2032 (a)	300,000	313,881
California, Bay Area Toll Authority Revenue 5.13%, 4/1/2039	125,000	133,189
California, Educational Facilities Authority Revenue Series A 5.00%, 10/1/2039	500,000	533,815
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,330,380
Series H 4.38%, 5/1/2022 (a)	1,150,000	1,290,346
Series L 5.00%, 5/1/2019	500,000	617,010
Series AE 5.00%, 12/1/2022	1,000,000	1,179,510
Series AF 5.00%, 12/1/2026	660,000	738,019
California, State Public Works Board, Lease Revenue:
5.00%, 9/1/2020 (a)	250,000	302,915
5.00%, 4/1/2034	340,000	355,079
California, State University Revenue Series A 5.00%, 11/1/2033 (a)	1,500,000	1,565,085
Chabot-Las Positas, CA, Community College District, General Obligation Series B Zero Coupon, 8/1/2024 (a)(b)	1,400,000	748,776
Chaffey Community College District, CA, Election of 2002 Series C 5.00%, 6/1/2032 (a)	1,000,000	1,050,620
Eastern Municipal Water District, CA, Water & Sewer Revenue:
Series H 5.00%, 7/1/2033	160,000	168,317
Series H 5.00%, 7/1/2035	1,000,000	1,044,450
El Dorado, CA, Irrigation District, Certificates of Participation Series A 6.25%, 8/1/2029 (a)	1,200,000	1,274,988
Foothill-De Anza, CA, Community College District, General Obligation Series B 5.00%, 8/1/2027 (a)	1,000,000	1,091,710
Grossmont, CA, Union High School District, Election of 2004 5.00%, 8/1/2033	1,780,000	1,885,091
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,900,000	2,375,646
5.00%, 7/1/2026	2,450,000	2,769,455
Los Angeles, CA, Community College District, General Obligation:
Series F-1 5.00%, 8/1/2026	100,000	110,653
Series A 5.00%, 8/1/2032 (a)	1,000,000	1,058,180
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,171,510
Series D 5.00%, 5/15/2040	1,000,000	1,066,760
Series C 5.25%, 5/15/2038	145,000	152,340
Los Angeles, CA, Department of Water & Power:
Series A 4.00%, 7/1/2013	100,000	105,400
5.00%, 7/1/2037 (a)	200,000	208,666
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	1,515,000	1,666,030
Series C 5.25%, 8/1/2023	700,000	824,110
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	279,108
Series KY 5.00%, 7/1/2015	2,325,000	2,641,363
Series F 5.00%, 1/1/2034	1,000,000	1,049,630
Series D 5.25%, 7/1/2025	1,500,000	1,695,870
Los Angeles, CA, Wastewater System Revenue 5.00%, 6/1/2039	500,000	530,770
Los Angeles, CA, Water & Power Revenue Series A-1 5.00%, 7/1/2023 (a)	400,000	449,680
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,140,080
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	340,000	361,920
Marin, CA, Community College District Election of 2004 Series B 4.75%, 8/1/2034	1,000,000	1,045,890
Metropolitan Water District of Southern California:
Series A 4.00%, 10/1/2017	250,000	292,488
Series A 5.00%, 1/1/2031	850,000	928,990
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (b)	4,000,000	550,600
Oakland, CA, Joint Powers Financing Authority Lease Revenue Series B 5.00%, 8/1/2022 (a)	800,000	859,680
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (b)	4,000,000	497,680
Riverside, CA, Electric Revenue Series D 5.00%, 10/1/2027 (a)	835,000	911,135
Sacramento County, CA, Sanitation District Financing Authority Revenue Series A 5.25%, 12/1/2022 (a)	535,000	671,174
Sacramento, CA, Municipal Utility District, Electric Revenue:
5.00%, 8/15/2022 (a)	550,000	629,689

See accompanying notes to financial statements.

143

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Series U 5.00%, 8/15/2023 (a)	$1,000,000	$1,132,550
San Bernardino, CA, Community College District:
Series B Zero Coupon, 8/1/2028 (b)	1,050,000	421,775
Series D Zero Coupon, 8/1/2032 (b)	2,290,000	682,741
San Diego County, CA, Water Authority Revenue, Certificates of Participation:
Series 2008-A 5.00%, 5/1/2015 (a)	200,000	224,468
Series 2008-A 5.00%, 5/1/2018 (a)	200,000	238,078
San Diego, CA, Community College District 5.00%, 8/1/2032 (a)	1,000,000	1,058,690
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A 5.25%, 5/15/2039	500,000	536,190
San Diego, CA, Public Facilities Financing Authority, Water Revenue 5.00%, 8/1/2024	1,000,000	1,169,930
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (b)	3,000,000	1,246,110
San Francisco, CA, Bay Area Rapid Transit District Series B 5.00%, 8/1/2022	500,000	572,750
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series D 5.00%, 11/1/2015	1,000,000	1,152,060
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	945,608
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	1,000,000	1,127,450
Series A 5.50%, 3/1/2041	300,000	332,259
San Juan, CA, Public Power Agency Project Revenue Series L 5.00%, 7/1/2022 (a)	100,000	112,466
San Marcos, CA, Schools Financing Authority, Lease Revenue:
Zero Coupon, 8/15/2031 (a)(b)	1,000,000	324,630
Zero Coupon, 8/15/2034 (a)(b)	1,110,000	287,790
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	1,000,000	1,052,820
San Mateo County, CA, Community College District Series B 5.00%, 9/1/2031	315,000	334,984
San Mateo, CA, Unified High School District, General Obligation Series C Zero Coupon, 9/1/2027 (a)(b)	2,535,000	1,122,802
Santa Clara County, CA, Financing Authority, Lease Revenue:
Series L 5.00%, 5/15/2028	750,000	809,632
Series L 5.25%, 5/15/2036	1,000,000	1,066,070
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A 5.00%, 4/1/2036 (a)	500,000	528,960
Santa Clara Valley, CA, Water District, Certificates of Participation:
Series A 5.00%, 2/1/2030	200,000	213,156
Series A 5.00%, 6/1/2037 (a)	500,000	521,355
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,191,830
5.00%, 7/1/2030	1,500,000	1,643,235
Stanford University, Educational Facilities Authority Revenue:
Series T-4 5.00%, 3/15/2014	450,000	494,451
Series T-1 5.00%, 3/15/2039	350,000	453,267
Sweetwater, CA, Union High School District Election of 2006 Series A 5.00%, 8/1/2038 (a)	565,000	583,498
University of California, Revenue:
Series E 4.00%, 5/15/2019	2,010,000	2,325,550
Series J 4.50%, 5/15/2035 (a)	1,750,000	1,756,107
Series K 5.00%, 5/15/2020 (a)	250,000	280,423
Series Q 5.25%, 5/15/2023	1,000,000	1,145,360
University of Southern California, Educational Facilities Authority Revenue Series A 4.75%, 10/1/2037	740,000	765,093
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042 (b)	500,000	157,650

		73,730,019

PUERTO RICO — 0.3%
Puerto Rico, Sales Tax Financing Revenue Series A Zero Coupon, 8/1/2044 (a)(b)	1,500,000	205,935

		205,935

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $69,069,094)		73,935,954

	Shares
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $627,601)	627,601	627,601

TOTAL INVESTMENTS — 99.2% (f)
(Cost $69,696,695)		74,563,555
OTHER ASSETS & LIABILITIES — 0.8%		570,044

NET ASSETS — 100.0%		$75,133,599

See accompanying notes to financial statements.

144

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	16.29%
	National Public Finance Guarantee Corp.	7.34%
	Ambac Financial Group	4.03%
	Assured Guaranty Corp.	2.84%

(b)	Non-income producing security
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

145

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.3%
NEW YORK — 95.4%
Albany County, NY, Airport Authority Revenue Series A 4.00%, 12/15/2024 (a)	$300,000	$307,566
Erie County, NY, Industrial Development Agency Revenue Series A 5.75%, 5/1/2024 (a)	500,000	575,375
Nassau County, NY, General Obligation:
Series C 5.00%, 7/1/2015 (a)	500,000	556,560
5.00%, 7/1/2022 (a)	100,000	112,214
Series C 5.13%, 10/1/2035 (a)	100,000	106,255
Nassau County, NY, Interim Finance Authority Revenue:
Series A 3.00%, 11/15/2014	400,000	424,372
5.00%, 11/15/2014	100,000	111,735
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	400,000	451,876
New York & New Jersey, Port Authority Revenue:
4.25%, 7/15/2040	500,000	500,350
5.00%, 7/15/2022	100,000	115,557
5.00%, 7/15/2039	500,000	538,440
New York City, NY, Cultural Resource Revenue, Museum of Modern Art Series A-1 5.00%, 4/1/2031	300,000	326,040
New York, NY, City Transitional Finance Authority Revenue:
3.20%, 11/1/2018	140,000	155,281
Series B 5.00%, 11/1/2015	200,000	229,762
5.00%, 11/1/2017	500,000	603,090
5.00%, 11/1/2018	200,000	245,082
Series C-1 5.00%, 11/1/2018	100,000	122,324
5.00%, 1/15/2026	200,000	222,628
5.25%, 7/15/2037	500,000	548,690
5.50%, 1/15/2033	500,000	551,665
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	217,768
Series K 5.00%, 8/1/2013	200,000	214,208
5.00%, 8/1/2021	300,000	361,653
5.00%, 8/1/2024	400,000	461,136
5.00%, 8/1/2025	155,000	176,306
Series A-1 5.00%, 8/1/2035	250,000	272,412
New York, NY, Liberty Development Corp. Revenue 5.13%, 1/15/2044	500,000	509,710
New York, NY, Municipal Water Finance Authority Revenue:
Series DD 4.75%, 6/15/2035	100,000	104,231
5.00%, 6/15/2032	1,000,000	1,100,290
Series GG-2 5.00%, 6/15/2035	100,000	107,179
Series DD 5.25%, 6/15/2024	200,000	228,832
5.38%, 6/15/2043	370,000	410,278
Series A 5.63%, 6/15/2024	130,000	156,701
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series A 5.00%, 1/1/2023	500,000	609,885
New York, State Dormitory Authority Revenue:
Series C-1 4.00%, 1/15/2022	500,000	541,370
Series C 5.00%, 10/1/2031 (a)	600,000	642,036
Series A 5.00%, 7/1/2038	650,000	681,902
New York, State Dormitory Authority Revenue, Columbia University 5.00%, 7/1/2038	250,000	273,420
New York, State Dormitory Authority Revenue, Cornell University:
Series A 5.00%, 7/1/2034	355,000	386,396
Series A 5.00%, 7/1/2039	300,000	324,084
New York, State Dormitory Authority Revenue, Fordham University:
4.25%, 7/1/2039	150,000	150,146
5.00%, 3/15/2017	100,000	119,357
5.00%, 10/1/2019 (a)	125,000	145,784
Series B 5.00%, 7/1/2033 (a)	500,000	528,035
New York, State Dormitory Authority Revenue, New York University Series A 5.00%, 7/1/2029	240,000	260,155
New York, State Dormitory Authority Revenue, Non State Supported Debt 5.00%, 1/1/2019	250,000	295,827
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series B 5.00%, 2/15/2018	125,000	152,084
Series B 5.00%, 3/15/2028	260,000	288,265
New York, State Environmental Facilities Corp. Revenue:
5.00%, 6/15/2036	500,000	545,985
5.00%, 6/15/2041	250,000	270,930
Series A 5.25%, 12/15/2026	200,000	229,502
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	550,000	588,318
New York, State Local Government Assistance Corp. Revenue:
Series C 5.00%, 4/1/2018	200,000	245,684
5.00%, 4/1/2019	580,000	703,929
Series A 5.00%, 4/1/2020	435,000	521,900
New York, State Municipal Bond Bank Agency Series C-1 5.00%, 2/15/2016 (a)	200,000	226,436
New York, State Power Authority:
Series A 4.50%, 11/15/2047 (a)	500,000	514,240
Series C 5.00%, 11/15/2020 (a)	250,000	293,697
New York, State Thruway Authority, General Revenue Series B 5.00%, 4/1/2027	300,000	327,435
New York, State Thruway Authority, Personal Income Tax Revenue 5.00%, 3/15/2018	250,000	304,545
New York, State Thruway Authority, Second General Highway & Bridge Trust:
Series A-1 5.00%, 4/1/2021	300,000	367,062
Series B 5.00%, 4/1/2028	250,000	274,055
Series B 5.00%, 4/1/2029	300,000	328,743

See accompanying notes to financial statements.

146

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Urban Development Corp. Revenue:
5.00%, 12/15/2017	$200,000	$242,836
Series A-1 5.00%, 12/15/2027	250,000	276,460
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-1 4.00%, 11/15/2038 (b)	200,000	206,324
5.00%, 11/15/2027	145,000	160,147
Oyster Bay, NY, General Obligation 4.00%, 8/15/2026	740,000	786,191
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	529,830

		24,468,561

PUERTO RICO — 2.9%
Puerto Rico, Electric Power Authority Revenue Series UU 5.00%, 7/1/2016 (a)	500,000	563,865
Puerto Rico, Sales Tax Financing Revenue Series A Zero Coupon, 8/1/2044 (a)(c)	1,335,000	183,282

		747,147

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $23,841,326)		25,215,708

	Shares
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $207,655)	207,655	207,655

TOTAL INVESTMENTS — 99.1% (g)
(Cost $24,048,981)		25,423,363
OTHER ASSETS & LIABILITIES — 0.9%		231,707

NET ASSETS — 100.0%		$25,655,070

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	8.81%
	Assured Guaranty Corp.	5.86%
	National Public Finance Guarantee Corp.	3.86%

(b)	Variable Rate Security. Rate shown is rate in effect at December 31, 2011.
(c)	Non-income producing security
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

147

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.6%
Alabama, Federal Aid Highway Finance Authority 4.00%, 3/1/2016	$5,000,000	$5,561,500
Alabama, Public School & College Authority Revenue:
5.00%, 5/1/2014	850,000	934,447
Series A 5.00%, 5/1/2014	1,500,000	1,649,025
Series A 5.00%, 5/1/2016	600,000	702,936

		8,847,908

ALASKA — 0.1%
Alaska Municipal Bond Bank Authority 5.00%, 9/1/2016	1,000,000	1,163,650

ARIZONA — 2.5%
Arizona, Salt River Project, Electrical Systems Revenue:
Series A 3.00%, 1/1/2014	1,070,000	1,122,002
Series B 3.00%, 1/1/2014	5,000,000	5,243,000
Arizona, State Certificates of Participation:
Series A 5.00%, 10/1/2013 (a)	6,500,000	6,969,235
5.00%, 10/1/2014 (a)	10,375,000	11,319,229
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2013	2,750,000	2,932,902
Gilbert, AZ, General Obligation 5.00%, 7/1/2013	8,740,000	9,276,811

		36,863,179

ARKANSAS — 1.3%
Arkansas, State Highway Grant Anticipation & Tax Revenue 4.00%, 8/1/2014	17,000,000	18,477,640

CALIFORNIA — 9.1%
California, State Department of Water Resources Revenue:
Series L 4.00%, 5/1/2015	7,630,000	8,415,585
Series M 4.00%, 5/1/2015	6,000,000	6,621,900
Series L 5.00%, 5/1/2014	5,075,000	5,586,661
Series L 5.00%, 5/1/2015	6,000,000	6,813,900
Series M 5.00%, 5/1/2016	4,900,000	5,731,530
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,623,612
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Revenue:
3.00%, 7/1/2013	3,000,000	3,114,300
4.00%, 6/1/2013	2,300,000	2,415,253
Series A 5.00%, 7/1/2013 (a)	1,000,000	1,067,440
Los Angeles County, CA, Public Works Financing Authority Revenue Series A 5.00%, 10/1/2014	4,800,000	5,306,352
Los Angeles, CA, Department of Water & Power Revenue Series A 4.00%, 7/1/2013	5,000,000	5,270,000
Los Angeles, CA, General Obligation Series A 2.50%, 9/1/2014	8,825,000	9,185,148
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,791,075
Series I 5.00%, 7/1/2013	2,250,000	2,402,437
Series H 5.00%, 7/1/2014 (a)	3,975,000	4,415,828
Series I 5.00%, 7/1/2014	2,000,000	2,203,460
Northern California Power Agency Revenue, Hydroelectric No-1 Series C 5.00%, 7/1/2014 (a)	1,500,000	1,641,300
San Diego County Water Authority 5.00%, 7/1/2016	10,000,000	11,667,900
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2014	500,000	548,520
5.00%, 5/15/2015	2,165,000	2,446,667
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series D 5.00%, 11/1/2015	5,360,000	6,175,042
San Francisco, CA, City & County, Certificates of Participation:
Series B 4.00%, 9/1/2015	500,000	543,920
Series B 5.00%, 9/1/2016	5,260,000	6,051,525
San Francisco, CA, City & County, General Obligation:
Series 2008-R1 5.00%, 6/15/2013	3,000,000	3,190,890
Series A 5.00%, 6/15/2014	10,075,000	11,146,476
Southern California Public Power Authority 5.00%, 7/1/2016	725,000	851,991
University of California, Revenue:
Series J 5.00%, 5/15/2013 (a)	1,290,000	1,371,747
Series O 5.00%, 5/15/2013	3,000,000	3,190,110

		132,790,569

COLORADO — 1.1%
Colorado State, Certificates of Participation 5.00%, 11/1/2016	2,085,000	2,407,445
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	10,000,000	11,893,000
Denver, CO, City & County General Obligation 5.50%, 8/1/2016	1,900,000	2,284,959

		16,585,404

CONNECTICUT — 5.1%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	2,595,000	2,842,563
5.00%, 3/15/2013	4,670,000	4,926,850
Series D 5.00%, 11/1/2013	1,000,000	1,082,280
Series A 5.00%, 1/1/2014	900,000	979,488
Series D 5.00%, 1/1/2014	450,000	489,744
5.00%, 12/1/2014	13,750,000	15,451,700
Series A 5.00%, 1/1/2015	12,750,000	14,364,787
5.00%, 3/15/2015	5,000,000	5,669,450

See accompanying notes to financial statements.

148

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Series D 5.00%, 12/1/2016	$500,000	$596,035
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-3 4.00%, 7/1/2049 (b)	3,625,000	3,769,493
Series A-4 5.00%, 7/1/2049 (b)	5,000,000	5,630,750
Connecticut, State Special Tax Obligation Revenue:
Series A 5.00%, 12/1/2013	5,575,000	6,030,143
Series A 5.00%, 12/1/2014	3,750,000	4,189,913
5.00%, 11/1/2015	500,000	577,255
Series 1 5.00%, 2/1/2016	3,100,000	3,593,582
Series A 5.00%, 11/1/2016	2,650,000	3,143,642
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	436,310

		73,773,985

DELAWARE — 0.4%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	233,730
Series 2009A 5.00%, 1/1/2014	1,200,000	1,308,744
Series A 5.00%, 7/1/2015	4,000,000	4,588,800

		6,131,274

DISTRICT OF COLUMBIA — 0.1%
District of Columbia, Income Tax Revenue Series B 4.00%, 12/1/2013	2,000,000	2,133,380

FLORIDA — 5.0%
Florida, State Board of Education, General Obligation:
5.00%, 6/1/2013	1,000,000	1,063,970
Series D 5.00%, 6/1/2013	1,000,000	1,064,700
Series C 5.00%, 6/1/2014	9,585,000	10,547,046
Florida, State General Obligation Series B 5.00%, 7/1/2014	8,070,000	8,912,024
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2014	2,000,000	2,161,180
Florida, State Hurricane Catastrophe Fund, Finance Corp. Revenue Series A 5.00%, 7/1/2016	5,485,000	6,158,009
Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2013	7,705,000	8,250,129
5.00%, 10/1/2014	9,120,000	10,116,086
Series B 5.00%, 10/1/2015	7,705,000	8,732,924
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015 (a)	7,510,000	8,415,481
Miami-Dade County, FL, Water & Sewer Revenue:
4.00%, 10/1/2013	150,000	157,470
Series B 5.00%, 10/1/2014 (a)	3,250,000	3,566,940
Orlando, FL, Utilities Commission System Revenue 5.00%, 10/1/2013	1,975,000	2,130,097
Tampa Bay, FL, Water Revenue 5.00%, 10/1/2013	1,500,000	1,616,160

		72,892,216

GEORGIA — 4.0%
Forsyth County, GA, School District 5.00%, 6/1/2013 (a)	1,000,000	1,064,700
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,688,573
Georgia, State Environmental Loan Acquisition Corp. Revenue 2.40%, 3/15/2016	7,495,000	7,602,853
Georgia, State General Obligation:
Series A 3.00%, 1/1/2014	200,000	210,210
Series B 3.50%, 1/1/2013	560,000	578,021
Series B 4.00%, 1/1/2015	1,000,000	1,100,570
Series E-2 4.00%, 9/1/2016	4,400,000	5,037,824
Series F 5.00%, 12/1/2013	2,250,000	2,448,067
Series C 5.00%, 7/1/2014	5,000,000	5,551,900
Series G 5.00%, 11/1/2014	6,535,000	7,342,334
Series D 5.00%, 5/1/2015	400,000	456,664
Series E 5.00%, 7/1/2016	2,990,000	3,542,612
Series I 5.00%, 11/1/2016	7,480,000	8,951,316
Georgia, State Road & Tollway Authority Revenue:
Series A 5.00%, 3/1/2014	500,000	548,065
Series A 5.00%, 3/1/2016	4,590,000	5,388,706
Series A 5.00%, 6/1/2016	2,000,000	2,338,280
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,762,680

		58,613,375

HAWAII — 1.1%
Hawaii, State General Obligation:
2.25%, 11/1/2013	250,000	258,250
Series DT 4.00%, 11/1/2014	2,000,000	2,182,920
Series DG 5.00%, 7/1/2012 (a)	120,000	122,771
Series DK 5.00%, 5/1/2014	1,000,000	1,100,330
Series DY 5.00%, 2/1/2015	1,000,000	1,127,530
Series EA 5.00%, 12/1/2016	1,715,000	2,034,453
Honolulu, HI, City & County General Obligation:
Series A 2.75%, 4/1/2014	1,750,000	1,827,945
Series C 4.00%, 4/1/2013	2,035,000	2,127,002
Series B 5.25%, 7/1/2014 (a)	2,125,000	2,358,113
5.25%, 7/1/2016 (a)	2,250,000	2,662,200

		15,801,514

ILLINOIS — 1.2%
Chicago, IL, Water Revenue 5.00%, 11/1/2014 (a)	1,500,000	1,634,505
Cook County, IL, General Obligation:
Series B 5.00%, 11/15/2014 (a)	1,200,000	1,309,056
Series A 5.00%, 11/15/2016	1,755,000	2,010,827
Illinois, State Sales Tax Revenue:
Series B 3.00%, 6/15/2014	1,675,000	1,742,050
5.00%, 6/15/2015	2,575,000	2,898,600
Illinois, University of Chicago, Educational Facilities Authority Revenue Series B 1.88%, 7/1/2036 (b)	5,000,000	5,124,050

See accompanying notes to financial statements.

149

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

University of Illinois, Certificates of Participation Sereis B 5.00%, 10/1/2015 (a)	$2,420,000	$2,643,632

		17,362,720

INDIANA — 0.7%
Indiana, State Finance Authority Revenue Series A 5.00%, 2/1/2015	1,250,000	1,408,600
Indiana, State Finance Authority, Lease Revenue:
Series A-1 5.00%, 11/1/2014	5,000,000	5,515,350
Series A-1 5.00%, 11/1/2016	2,665,000	3,089,215
Purdue University, Revenue Series Z-1 5.00%, 7/1/2014	500,000	553,350

		10,566,515

IOWA — 0.1%
Iowa, State Special Obligation Series A 4.00%, 6/1/2013	1,200,000	1,260,828

KENTUCKY — 0.6%
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 8/1/2014	225,000	247,253
Series A 5.00%, 11/1/2014	1,000,000	1,108,360
Series A 5.00%, 8/1/2016	4,690,000	5,428,440
Kentucky, State Turnpike Authority Revenue 5.00%, 7/1/2016	1,865,000	2,188,074

		8,972,127

LOUISIANA — 0.7%
Louisiana, Public Facilities Authority Revenue 4.00%, 6/1/2013 (a)	4,800,000	4,961,472
Louisiana, State General Obligation Series A 5.00%, 5/1/2014	5,000,000	5,499,200

		10,460,672

MARYLAND — 4.9%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2016	1,000,000	1,175,150
Baltimore County, MD, General Obligation:
5.00%, 2/1/2014	3,230,000	3,530,681
5.00%, 2/1/2016	2,000,000	2,335,000
Maryland, State Department of Transportation Revenue 5.00%, 2/15/2015	1,100,000	1,242,758
Maryland, State Department of Transportation, Revenue:
4.00%, 2/15/2014	2,500,000	2,678,575
5.00%, 5/1/2016	2,000,000	2,350,540
Maryland, State General Obligation:
Series A 3.00%, 3/1/2014	2,725,000	2,872,668
5.00%, 7/15/2013	1,175,000	1,259,118
Series B 5.00%, 8/1/2013	1,000,000	1,073,500
Series C 5.00%, 3/1/2016	2,240,000	2,624,742
Series B 5.00%, 8/1/2016	4,875,000	5,789,989
Series E 5.00%, 8/1/2016	5,500,000	6,532,295
Series C 5.00%, 11/1/2016	1,025,000	1,226,617
Series B 5.25%, 8/15/2014	200,000	224,390
Maryland, State Transportation Authority, Grant & Revenue Anticipation:
5.00%, 3/1/2013	3,950,000	4,163,023
5.25%, 3/1/2015	1,025,000	1,166,840
Montgomery County, MD, General Obligation:
Series A 5.00%, 5/1/2013	1,500,000	1,593,165
Series A 5.00%, 8/1/2015	16,250,000	18,673,525
Series A 5.00%, 7/1/2016	3,835,000	4,545,664
Series A 5.00%, 7/1/2016	1,900,000	2,252,089
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	3,074,517
Series A 5.00%, 6/1/2013	500,000	533,230

		70,918,076

MASSACHUSETTS — 3.0%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	8,322,273
Boston, MA, Water & Sewer Commission, Water Revenue Series B 5.00%, 11/1/2014	4,545,000	5,092,854
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series A 5.00%, 7/1/2015	1,000,000	1,147,580
Massachusetts, State General Obligation:
Series C 3.00%, 1/1/2014	4,125,000	4,330,508
Series B 4.00%, 6/1/2013	1,000,000	1,051,130
Series C 4.00%, 12/1/2015	2,790,000	3,116,625
Series A 5.00%, 9/1/2014	1,500,000	1,670,235
Series C 5.00%, 1/1/2015	1,000,000	1,125,380
Series B 5.00%, 7/1/2016	1,000,000	1,176,600
Series A 5.00%, 8/1/2016	735,000	866,793
Series B 5.00%, 8/1/2016	10,000,000	11,793,100
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A 4.00%, 5/15/2013	1,975,000	2,070,847
Series A 5.00%, 8/15/2013 (a)	160,000	171,699
Springfield, MA, General Obligation 5.75%, 8/1/2014 (a)	1,025,000	1,150,839

		43,086,463

MICHIGAN — 0.5%
Michigan, Municipal Bond Authority Revenue 5.00%, 10/1/2013	1,025,000	1,103,074
University of Michigan, Revenue Series C 3.00%, 4/1/2014	5,920,000	6,236,839

		7,339,913

MINNESOTA — 3.1%
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	350,000	390,019
Series A 5.00%, 6/1/2013	1,310,000	1,395,333
Series A 5.00%, 8/1/2013	9,075,000	9,736,023
Series H 5.00%, 11/1/2013	1,000,000	1,084,390

See accompanying notes to financial statements.

150

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 6/1/2014	$1,275,000	$1,410,074
Series D 5.00%, 8/1/2014	2,825,000	3,146,400
Series A 5.00%, 6/1/2015	1,685,000	1,927,168
Series D 5.00%, 8/1/2015	7,675,000	8,822,566
Series D 5.00%, 8/1/2016	1,000,000	1,185,710
Series E 5.00%, 8/1/2016	1,550,000	1,837,851
Series A 5.00%, 10/1/2016	4,000,000	4,767,320
Northern Municipal Power Agency, Electric System Revenue Series A 5.00%, 1/1/2014 (a)	1,000,000	1,079,190
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	8,078,490

		44,860,534

MISSISSIPPI — 0.4%
Mississippi, State General Obligation Series B 5.00%, 12/1/2014	4,750,000	5,334,963

MISSOURI — 0.6%
Missouri, State Highways & Transportation Commission, State Road Revenue Series A 5.00%, 5/1/2014	7,350,000	8,085,661

NEBRASKA — 0.2%
Omaha, NE, General Obligation 3.75%, 6/1/2013	1,000,000	1,047,770
Omaha, NE, Public Power District Electric Revenue Series A 5.00%, 2/1/2016	2,000,000	2,318,440

		3,366,210

NEVADA — 0.4%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	3,077,654
Clark County, NV, Sales and Excise Tax Revenue Series B 3.00%, 7/1/2015	2,985,000	3,105,594
Las Vegas Valley, NV, Water District General Obligation Series A 5.00%, 2/1/2013	275,000	287,518

		6,470,766

NEW JERSEY — 1.8%
New Jersey, Princeton University, State Educational Facilities Authority Revenue Series K 5.00%, 7/1/2013	500,000	535,585
New Jersey, State General Obligation:
5.00%, 8/1/2014	13,000,000	14,397,760
Series A 5.00%, 6/15/2015	220,000	240,552
5.00%, 8/1/2015	2,445,000	2,790,112
Series Q 5.00%, 8/15/2016	4,850,000	5,707,674
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series A 5.00%, 12/1/2014	250,000	270,990
Union County, NJ, General Obligation 4.00%, 3/1/2013	2,000,000	2,084,820

		26,027,493

NEW MEXICO — 1.2%
Albuquerque, NM, Municipal School District No 12 Series A 3.00%, 8/1/2015	8,250,000	8,857,695
New Mexico, State Severance Tax Revenue Series B 5.00%, 7/1/2014	8,230,000	9,092,998

		17,950,693

NEW YORK — 15.4%
City of New York, NY:
Series B 4.00%, 8/1/2015	1,000,000	1,101,310
5.00%, 8/1/2012	290,000	297,821
5.00%, 8/1/2013	1,645,000	1,761,861
5.00%, 8/1/2013	2,050,000	2,195,632
5.00%, 8/15/2013	685,000	734,861
Series A-1 5.00%, 8/1/2014	100,000	110,590
Series B 5.00%, 8/1/2014	115,000	127,179
5.00%, 6/1/2015	6,110,000	6,910,838
5.00%, 8/1/2015	3,000,000	3,408,720
Series I-1 5.00%, 8/1/2015	6,300,000	7,158,312
Series B 5.00%, 8/1/2016	5,000,000	5,862,300
New York, Metropolitan Transportation Authority Revenue Series A 5.00%, 11/15/2015	6,525,000	7,484,306
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series BB 5.00%, 6/15/2013	5,375,000	5,718,624
New York, NY, City Transitional Finance Authority Revenue:
3.00%, 11/1/2013	4,500,000	4,710,510
5.00%, 11/1/2014	395,000	444,628
5.00%, 11/1/2014	4,605,000	5,136,739
Series B 5.00%, 11/1/2014	6,735,000	7,512,690
Series B 5.00%, 11/1/2015	5,000,000	5,744,050
Series C 5.00%, 11/1/2015	9,865,000	11,333,011
Series E 5.00%, 11/1/2015	5,000,000	5,744,050
Series A 5.00%, 11/1/2016	1,500,000	1,775,535
New York, NY, General Obligation:
Series I-1 4.00%, 2/1/2013	1,040,000	1,080,019
Series C 4.00%, 8/1/2014	4,000,000	4,322,000
Series K 5.00%, 8/1/2013	5,000,000	5,355,200
New York, State Dormitory Authority:
5.00%, 3/15/2013	210,000	221,655
5.00%, 3/15/2013	700,000	738,759
5.00%, 10/1/2013 (a)	2,500,000	2,669,225
5.00%, 2/15/2014	1,000,000	1,093,270
5.00%, 3/15/2014	320,000	350,867
Series E 5.00%, 2/15/2015	250,000	282,280
5.00%, 6/15/2016	1,300,000	1,520,545
Series A 5.00%, 12/15/2016	4,265,000	5,061,062
New York, State Dormitory Authority, Personal Income Tax Revenue Series A 5.00%, 3/15/2014	3,980,000	4,363,911
New York, State Environmental Facilities Revenue:
Series A 3.50%, 12/15/2013	2,500,000	2,641,950
4.00%, 8/15/2015	1,400,000	1,562,330
Series A 5.00%, 12/15/2013	2,200,000	2,388,628

See accompanying notes to financial statements.

151

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 6/15/2016	$3,690,000	$4,312,540
Series A 5.00%, 8/15/2016	1,595,000	1,891,303
New York, State General Obligation:
Series C 3.00%, 2/1/2014	15,000,000	15,765,750
Series A 3.00%, 3/1/2015	13,245,000	14,189,766
New York, State Local Government Assistance Corp. Revenue:
Series A 5.00%, 4/1/2013	8,520,000	9,015,864
Series C 5.00%, 4/1/2013	2,220,000	2,349,204
Series A 5.00%, 4/1/2014	1,005,000	1,105,560
Series A 5.00%, 4/1/2015	3,200,000	3,631,040
New York, State Power Authority Revenue Series C 5.00%, 11/15/2014	1,625,000	1,825,541
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 3.50%, 3/15/2014	2,330,000	2,478,654
Series A 4.00%, 3/15/2013	5,000,000	5,219,150
New York, State Thruway Authority, General Revenue 5.00%, 4/1/2014	2,310,000	2,528,618
New York, State Thruway Authority, Highway & Bridge Revenue Series B 5.00%, 4/1/2012 (a)	55,000	55,620
New York, State Urban Development Corp. Revenue:
4.00%, 1/1/2012	150,000	150,000
5.00%, 12/15/2013	1,400,000	1,525,188
5.00%, 1/1/2014	3,695,000	4,019,015
Series A 5.00%, 1/1/2014	2,780,000	3,023,778
Series A-1 5.00%, 1/1/2015	7,390,000	8,258,325
Series A-2 5.00%, 1/1/2015	2,610,000	2,916,675
Series B 5.00%, 1/1/2016	10,000,000	11,446,300
Series D 5.00%, 1/1/2016	2,075,000	2,375,107
Oyster Bay, NY, General Obligation 3.00%, 8/15/2016	4,430,000	4,803,228
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	529,830
Westchester County, NY, General Obligation Series A 2.00%, 10/15/2013	1,245,000	1,280,470

		223,621,794

NORTH CAROLINA — 3.9%
Charlotte, NC, Certificates of Participation 5.00%, 6/1/2014	5,455,000	5,990,135
Charlotte, NC, General Obligation 5.00%, 8/1/2015	550,000	631,609
Guilford County, NC, General Obligation Series A 4.00%, 2/1/2014	6,005,000	6,439,041
Mecklenburg County, NC, General Obligation:
Series A 3.00%, 8/1/2014	1,970,000	2,093,618
Series C 5.00%, 12/1/2016	4,000,000	4,806,560
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2013	3,920,000	4,129,994
North Carolina, State Annual Appropriation Series A 5.00%, 5/1/2016	1,190,000	1,389,742
North Carolina, State Capital Improvement Obligation Series A 4.50%, 5/1/2014	1,745,000	1,896,187
North Carolina, State Capital Improvement Revenue Series A 5.00%, 5/1/2016	6,000,000	7,007,100
North Carolina, State General Obligation:
5.00%, 6/1/2013	1,000,000	1,066,310
Series B 5.00%, 6/1/2015	1,125,000	1,287,911
Series A 5.00%, 3/1/2016	4,070,000	4,769,063
Series A 5.00%, 3/1/2016	5,000,000	5,858,800
Series A 5.00%, 5/1/2016	4,745,000	5,559,052
North Carolina, State Grant & Revenue Anticipation 5.00%, 3/1/2014	1,050,000	1,143,335
Wake County, NC, General Obligation 5.00%, 3/1/2013	3,000,000	3,164,310

		57,232,767

OHIO — 3.9%
Ohio, State Building Authority Revenue:
Series C 4.00%, 10/1/2015	3,145,000	3,446,605
Series C 4.00%, 10/1/2016	3,000,000	3,343,230
Ohio, State General Obligation:
Series A 5.00%, 6/15/2013	1,000,000	1,067,690
Series C 5.00%, 9/15/2015	10,000,000	11,470,700
5.00%, 7/1/2016	3,225,000	3,794,535
Series A 5.00%, 9/15/2016	1,000,000	1,180,460
Series C 5.00%, 9/15/2016	2,000,000	2,360,920
Ohio, State Highway Capital Improvements, General Obligation 5.00%, 5/1/2014	1,975,000	2,172,678
Ohio, State Infrastructure Project Revenue 5.00%, 6/15/2012	375,000	382,823
Series 2007-1 5.00%, 6/15/2013 (a)	4,960,000	5,290,534
Series 2008-1 5.00%, 6/15/2013	3,000,000	3,199,920
5.00%, 6/15/2015	475,000	538,997
Series 3 5.00%, 12/15/2016	12,930,000	15,254,555
Ohio, State Water Development Authority Revenue 5.00%, 6/1/2013	2,670,000	2,842,349

		56,345,996

OKLAHOMA — 0.9%
Oklahoma, Grand River Dam Authority Revenue Series A 4.00%, 6/1/2016	880,000	985,820
Oklahoma, State Turnpike Authority Series A 5.00%, 1/1/2017	5,000,000	5,928,050

See accompanying notes to financial statements.

152

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue 4.00%, 9/1/2013	$5,410,000	$5,673,954

		12,587,824

OREGON — 1.0%
Oregon, State Department of Transportation, Highway Revenue Series C 5.00%, 11/15/2016	2,500,000	2,973,300
Oregon, State General Obligation Series J 5.00%, 5/1/2016	1,000,000	1,171,560
Portland, OR, Sewer System Revenue Series A 5.00%, 3/1/2015	8,690,000	9,827,869
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,376,650

		15,349,379

PENNSYLVANIA — 2.9%
Pennsylvania, Economic Development Financing Authority Revenue Series A 5.00%, 6/15/2014	9,175,000	9,805,689
Pennsylvania, Intergovernmental Cooperative Authority, Special Tax Revenue:
5.00%, 6/15/2014	2,000,000	2,197,800
5.00%, 6/15/2015	5,000,000	5,655,500
Pennsylvania, State General Obligation:
5.00%, 5/15/2013	3,350,000	3,561,318
5.00%, 7/1/2013	2,000,000	2,137,680
5.00%, 3/15/2014	8,920,000	9,780,423
Series A 5.00%, 2/15/2015	1,000,000	1,131,100
Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 6/15/2015	7,110,000	8,016,383

		42,285,893

RHODE ISLAND — 0.4%
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series A 5.00%, 10/1/2014	4,995,000	5,542,002

SOUTH CAROLINA — 2.1%
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	15,000,000	16,646,850
5.00%, 3/1/2016	5,000,000	5,849,850
South Carolina, State Public Service Authority Revenue:
Series B 5.00%, 1/1/2014 (a)	2,500,000	2,719,750
Series E 5.00%, 1/1/2014	1,000,000	1,087,900
Series B 5.00%, 12/1/2016	3,500,000	4,196,395

		30,500,745

TENNESSEE — 1.1%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2014	3,500,000	3,897,775
Murfreesboro, TN, General Obligation 5.00%, 6/1/2013	1,500,000	1,598,370
Nashville & Davidson County, Health & Educational Facilities Board Revenue 5.00%, 10/1/2014	1,000,000	1,115,860
Sevierville, TN, Public Building Authority Revenue 5.00%, 6/1/2014	1,000,000	1,088,580
Shelby County, TN, General Obligation:
Series A 5.00%, 4/1/2013	320,000	338,541
Series A 5.00%, 4/1/2013	1,280,000	1,354,163
Tennessee, Metropolitan Government of Nashville & Davidson County 5.00%, 7/1/2016	2,300,000	2,717,289
Tennessee, State General Obligation Series A 4.00%, 5/1/2013	150,000	157,338
Tennessee, State School Bond Authority:
3.00%, 5/1/2014	1,950,000	2,050,347
4.00%, 5/1/2015	2,000,000	2,194,180
5.00%, 5/1/2013 (a)	60,000	63,727

		16,576,170

TEXAS — 6.3%
Arlington, TX, Independent School District, General Obligation 5.00%, 2/15/2014 (a)	1,640,000	1,794,045
City of Austin TX Electric Utility Revenue 5.00%, 11/15/2013 (a)	1,945,000	2,106,552
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2014	1,340,000	1,462,905
Dallas, TX, General Obligation 5.00%, 2/15/2013	1,000,000	1,051,980
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2016	2,000,000	2,245,360
5.00%, 2/15/2013	1,000,000	1,050,370
El Paso, TX, Independent School District, General Obligation Zero Coupon, 8/15/2013 (a)(c)	1,980,000	1,963,190
Fort Bend, TX, Independent School District, General Obligation 4.00%, 2/15/2013	1,000,000	1,040,670
Fort Worth, TX, Independent School District, General Obligation 5.00%, 2/15/2013	2,000,000	2,103,500
Frisco, TX, Refunding Improvement, General Obligation 5.00%, 2/15/2016	4,000,000	4,653,360
Houston, TX, General Obligation:
Series A 5.00%, 3/1/2013 (a)	2,500,000	2,632,425
Series A 5.00%, 3/1/2016	5,000,000	5,812,050
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2013	1,905,000	2,065,820
Series C 5.00%, 11/15/2015	4,685,000	5,375,710

See accompanying notes to financial statements.

153

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Series E 5.00%, 11/15/2016	$10,745,000	$12,695,217
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2013 (a)	180,000	189,232
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,269,268
San Antonio, TX, Electric and Gas Series A 5.00%, 2/1/2014	200,000	218,094
Texas State University, Revenue:
5.00%, 3/15/2015	400,000	450,176
5.00%, 3/15/2016	1,000,000	1,157,640
Texas, State A&M University Revenue Series D 4.00%, 5/15/2016	750,000	848,175
Texas, State General Obligation:
Series B 5.00%, 4/1/2013	3,600,000	3,808,116
5.00%, 10/1/2015	3,495,000	4,029,001
Series A 5.00%, 10/1/2015	8,000,000	9,222,320
5.00%, 10/1/2016	4,000,000	4,757,080
Series A 5.00%, 10/1/2016	2,110,000	2,509,360
Texas, State Public Finance Authority Revenue 4.00%, 7/1/2013	7,220,000	7,608,797
Texas, State Transportation Commission Revenue Series A 5.00%, 4/1/2013	700,000	740,110
University of Texas, Revenue:
Series A 3.25%, 8/15/2013	2,650,000	2,771,158
Series A 5.00%, 8/15/2015	3,100,000	3,557,715

		91,189,396

UTAH — 0.8%
Utah, State General Obligation:
4.00%, 7/1/2013	2,000,000	2,109,840
Series A 5.00%, 7/1/2013	1,150,000	1,230,235
Series A 5.00%, 7/1/2015	6,800,000	7,798,444
Series C 5.00%, 7/1/2015	150,000	172,025

		11,310,544

VIRGINIA — 3.6%
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,349,400
Virginia, College Building Authority, Educational Facilities Revenue Series A 5.00%, 9/1/2013	2,000,000	2,152,340
Virginia, State Public Building Authority, Building Revenue Bonds:
Series B 5.00%, 8/1/2013	8,575,000	9,189,741
Series B 5.00%, 8/1/2014	1,500,000	1,663,725
Series B 5.00%, 8/1/2016	5,600,000	6,601,392
Virginia, State Public School Authority:
Series C 5.00%, 8/1/2013	8,570,000	9,194,239
Series B 5.00%, 8/1/2014	2,025,000	2,248,783
Virginia, State Revenue Transportation Board 5.00%, 5/15/2016	16,170,000	18,968,542

		52,368,162

WASHINGTON — 4.5%
Energy Northwest Washington, Electricity Revenue:
Series A 4.00%, 7/1/2014	1,375,000	1,485,344
Series A 5.00%, 7/1/2013	4,495,000	4,805,829
Series D 5.00%, 7/1/2014	850,000	939,131
Series C 5.00%, 7/1/2016	4,755,000	5,569,579
Series A 5.25%, 7/1/2016	960,000	1,134,951
Energy Northwest, WA, Electric Revenue Series A 5.00%, 7/1/2014	635,000	701,586
King County, WA, School District No 1:
Series A 5.00%, 6/1/2013	1,250,000	1,331,238
Series B 5.00%, 1/1/2016	4,500,000	5,190,705
Seattle, WA, General Obligation 5.00%, 5/1/2013	6,540,000	6,936,324
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 4/1/2013	3,000,000	3,172,680
Series B 5.00%, 2/1/2015	7,540,000	8,481,972
Snohomish County, WA, Public Utility Revenue 4.00%, 12/1/2013	3,625,000	3,866,026
Washington, State General Obligation:
Series B-2 4.00%, 8/1/2013	5,000,000	5,285,900
Series D 4.50%, 1/1/2016 (a)	1,500,000	1,706,055
Series R 5.00%, 1/1/2015	10,500,000	11,803,260
Series C 5.00%, 1/1/2016	1,000,000	1,156,030
5.00%, 7/1/2016	1,240,000	1,456,603

		65,023,213

WISCONSIN — 2.4%
Milwaukee, WI, General Obligation:
5.00%, 2/1/2015	8,825,000	9,959,101
Series N3 5.00%, 5/15/2016	2,590,000	3,044,312
Wisconsin, State General Obligation:
3.00%, 5/1/2013	1,000,000	1,035,060
Series C 4.00%, 5/1/2013	5,000,000	5,241,200
4.00%, 11/1/2016	1,950,000	2,223,721
Series A 5.00%, 5/1/2015	1,380,000	1,567,197
Series C 5.00%, 5/1/2015	10,000,000	11,356,500

		34,427,091

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,413,472,235)		1,440,498,704

See accompanying notes to financial statements.

154

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $8,012,115)	8,012,115	$8,012,115

TOTAL INVESTMENTS — 99.5% (g)
(Cost $1,421,484,350)		1,448,510,819
OTHER ASSETS & LIABILITIES — 0.5%		6,964,349

NET ASSETS — 100.0%		$1,455,475,168

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	4.26%
	National Public Finance Guarantee Corp.	0.56%
	Ambac Financial Group	0.35%
	Permanent School Fund Guaranteed	0.27%

(b)	Variable rate security. Rate shown is rate in effect at December 31, 2011. Maturity date disclosed is the ultimate maturity.
(c)	Non-income producing security
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

155

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 92.9%
CALIFORNIA — 9.6%
California, East Bay Municipal Utility District, Water System Revenue Series A 0.70%, 6/1/2025 (a)(b)	$400,000	$400,000
California, Eastern Municipal Water District, Certificates of Participation Series G 0.28%, 7/1/2038 (a)	400,000	400,000
California, Statewide Communities Development Authority 0.49%, 7/1/2036 (a)	200,000	200,000
Riverside, CA, Electric Revenue Series C 0.16%, 10/1/2035 (a)	150,000	150,000

		1,150,000

COLORADO — 7.5%
Broomfield, CO, Urban Renewal Authority 1.10%, 12/1/2030 (a)	400,000	400,000
Denver, CO, City & County Airport Revenue Series C 0.10%, 11/15/2022 (a)	500,000	500,000

		900,000

CONNECTICUT — 1.7%
Hartford, CT, Redevelopment Agency Revenue 2.00%, 6/1/2020 (a)(b)	200,000	200,000

MARYLAND — 0.8%
Montgomery County, MD, Economic Development Revenue 0.28%, 5/1/2031 (a)	100,000	100,000

MASSACHUSETTS — 4.2%
Massachusetts, State Water Resources Authority Revenue Series B 0.15%, 8/1/2031 (a)	500,000	500,000

NEBRASKA — 0.8%
Nebraska, Central Plains Energy Project Revenue 0.09%, 8/1/2039 (a)	100,000	100,000

NEW MEXICO — 0.8%
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue 0.09%, 11/1/2039 (a)	100,000	100,000

NEW YORK — 19.1%
New York, NY, City Municipal Water Finance Authority Revenue:
Series B-4 0.05%, 6/15/2023 (a)	100,000	100,000
Series F-2 0.07%, 6/15/2033 (a)	400,000	400,000
New York, NY, City Transitional Finance Authority Revenue Series 3 1.00%, 11/1/2022 (a)	400,000	400,000
New York, NY, Metropolitan Transportation Authority Revenue 0.25%, 11/1/2035 (a)	100,000	100,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B-3 0.12%, 1/1/2032 (a)	390,000	390,000
Series B-4 0.24%, 1/1/2032 (a)	100,000	100,000
New York, State Housing Finance Agency:
Series A 1.00%, 11/1/2037 (a)	400,000	400,000
1.30%, 11/1/2041 (a)	400,000	400,000

		2,290,000

NORTH CAROLINA — 0.8%
North Carolina, Medical Care Commission, Health Care Facilities Revenue 0.10%, 12/1/2028 (a)	100,000	100,000

OHIO — 6.4%
Ohio State University, Revenue 3.00%, 12/1/2026 (a)(b)	380,000	380,000
Ohio, State Higher Educational Facility Commission Revenue 0.30%, 9/1/2036 (a)	385,000	385,000

		765,000

PENNSYLVANIA — 9.2%
Emmaus, PA, General Authority Revenue Series A 0.09%, 3/1/2030 (a)	400,000	400,000
Lower Merion, PA, School District, General Obligation Series B 0.09%, 4/1/2027 (a)	100,000	100,000
Nazareth, PA, Area School District, General Obligation 2.30%, 2/1/2031 (a)(b)	500,000	500,000
Pittsburgh, PA, Water & Sewer Authority 0.17%, 9/1/2033 (a)(b)	110,000	110,000

		1,110,000

RHODE ISLAND — 6.7%
Rhode Island, Health & Educational Building Corp., Revenue:
0.40%, 11/1/2036 (a)	400,000	400,000
2.00%, 10/1/2033 (a)	410,000	410,000

		810,000

TENNESSEE — 2.4%
Clarksville, TN, Public Building Authority Revenue 0.26%, 6/1/2024 (a)	100,000	100,000
Nashville & Davidson County, TN, Industrial Development Board Revenue 0.26%, 12/1/2031 (a)	187,000	187,000

		287,000

TEXAS — 11.7%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series C 0.08%, 6/1/2024 (a)	400,000	400,000
Harris County, TX, Health Facilities Development Authority Revenue Series C 0.56%, 11/15/2047 (a)	400,000	400,000
Katy, TX, Independent School District, General Obligation Series C 0.12%, 8/15/2036 (a)	300,000	300,000
Texas, State General Obligation Series B 1.74%, 4/1/2030 (a)	300,000	300,000

		1,400,000

See accompanying notes to financial statements.

156

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

VIRGINIA — 6.7%
Montgomery County, VA, Industrial Development Authority 0.12%, 2/1/2039 (a)	$400,000	$400,000
Virginia, Small Business Financing Authority Revenue 0.28%, 10/1/2024 (a)	400,000	400,000

		800,000

WASHINGTON — 3.3%
Washington, State General Obligation Series 96A 0.11%, 6/1/2020 (a)	400,000	400,000

WEST VIRGINIA — 1.2%
West Virginia, Hospital Finance Authority Revenue Series A-1 0.30%, 10/1/2033 (a)	140,000	140,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $11,152,000)		11,152,000

	Shares
SHORT TERM INVESTMENT — 8.8%
MONEY MARKET FUND — 8.8%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $1,053,546)	1,053,546	1,053,546

TOTAL INVESTMENTS — 101.7% (f)
(Cost $12,205,546)		12,205,546
OTHER ASSETS & LIABILITIES — (1.7)%		(201,025)

NET ASSETS — 100.0%		$12,004,521

(a)	Variable rate security. Rate shown is rate in effect at December 31, 2011. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	13.25%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

157

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.0%
ALABAMA — 1.9%
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	$1,000,000	$887,480

CALIFORNIA — 14.4%
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	1,000,000	698,730
Series A-1 5.13%, 6/1/2047	850,000	551,046
Series A-1 5.75%, 6/1/2047	1,380,000	993,904
California, Health Facilities Financing Authority Revenue Series A 5.00%, 4/1/2037	1,000,000	1,000,840
California, Municipal Finance Authority Revenue Series A 5.50%, 7/1/2030	655,000	662,978
Rancho Mirage, CA, Joint Powers Financing Authority Series A 5.00%, 7/1/2027	2,000,000	1,995,720
San Benito, CA, Health Care District Revenue 5.40%, 10/1/2020	1,000,000	886,810

		6,790,028

COLORADO — 5.5%
Colorado, Health Facilities Authority Revenue Series A 5.90%, 8/1/2037	1,000,000	831,380
Compark Business Campus Metropolitan District, CO, General Obligation Series A 5.75%, 12/1/2027	1,000,000	920,650
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	859,590

		2,611,620

CONNECTICUT — 2.2%
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	1,000,000	1,061,890

FLORIDA — 10.0%
Escambia County, FL, Health Facilities Authority, Revenue Series A 5.75%, 8/15/2029	1,000,000	1,025,190
Hillsborough County, FL, Industrial Development Authority, Hospital Revenue 5.25%, 10/1/2026	1,000,000	1,018,420
Lee County, FL, Industrial Development Authority, Revenue Series A 5.38%, 6/15/2037	1,000,000	834,900
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	750,000	688,973
Seven Oaks, FL, Community Development District Series A-2 6.50%, 5/1/2033	750,000	754,117
Tolomato, FL, Community Development District, Special Assessment 6.65%, 5/1/2040	1,000,000	426,670

		4,748,270

GUAM — 4.2%
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,039,130
Guam, Government Waterworks Authority, Water & Wastewater System Revenue 5.63%, 7/1/2040	1,000,000	956,310

		1,995,440

HAWAII — 2.2%
Hawaii, Pacific Health Special Purpose Revenue Series B 5.75%, 7/1/2040	1,000,000	1,029,790

ILLINOIS — 8.8%
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,040,240
Illinois, Finance Authority Revenue:
6.13%, 5/15/2027	1,000,000	1,037,340
7.13%, 2/1/2034	1,000,000	1,002,110
7.13%, 2/15/2039	1,100,000	1,067,803

		4,147,493

INDIANA — 5.9%
Indiana, Finance Authority, Environmental Revenue 6.00%, 12/1/2019	1,000,000	1,016,620
Indiana, Finance Authority, Hospital Revenue 5.50%, 8/15/2040	1,000,000	933,220
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (a)	1,000,000	849,580

		2,799,420

LOUISIANA — 2.2%
Louisiana, State Environmental Facilities & Community Development Revenue Series A-1 6.50%, 11/1/2035	1,000,000	1,053,700

MICHIGAN — 4.9%
Conner Creek Academy East, MI, Public School Academy Revenue 5.00%, 11/1/2026	1,000,000	799,000
Detroit, MI, General Obligation Series A-1 5.00%, 4/1/2016	1,000,000	866,800
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	740,000	666,637

		2,332,437

MINNESOTA — 2.7%
Minnesota, Tobacco Securitization Authority Revenue Series B 5.25%, 3/1/2031	375,000	385,691

See accompanying notes to financial statements.

158

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

St. Paul, MN, Housing & Redevelopment Authority, Lease Revenue Series A 6.63%, 12/1/2023	$875,000	$884,485

		1,270,176

NEVADA — 0.4%
Las Vegas, NV, Local Improvement Bonds 6.25%, 6/1/2024	200,000	197,948

NEW JERSEY — 4.1%
New Jersey, Economic Development Authority, Revenue:
6.40%, 9/15/2023	1,000,000	995,490
7.10%, 11/1/2031	1,000,000	210,000
New Jersey, Tobacco Settlement Financing Corp., Revenue Series 1A 4.75%, 6/1/2034	1,000,000	718,040

		1,923,530

NEW YORK — 7.3%
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	1,000,000	1,013,410
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (b)	1,000,000	912,900
Series A 6.50%, 3/1/2035	1,000,000	999,920
New York, NY, Industrial Development Agency Revenue, Civic Facility Revenue 5.75%, 10/1/2037	1,000,000	504,460

		3,430,690

OHIO — 3.5%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.88%, 6/1/2030	1,000,000	740,650
Series A-2 5.88%, 6/1/2047	175,000	125,531
Series A-2 6.50%, 6/1/2047	1,000,000	787,820

		1,654,001

OKLAHOMA — 2.2%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,000,000	1,043,080

PUERTO RICO — 4.4%
Puerto Rico, Electric Power Authority, Revenue Series XX 5.25%, 7/1/2040	1,000,000	1,026,900
Puerto Rico, Sales Tax Financing Corp., Revenue Series A 5.38%, 8/1/2039	1,000,000	1,053,870

		2,080,770

TENNESSEE — 1.5%
Tennessee Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2019	715,000	724,402

TEXAS — 6.0%
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,049,300
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029	1,000,000	751,960
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,048,920

		2,850,180

VIRGIN ISLANDS — 3.7%
Virgin Islands, Public Finance Authority Revenue:
5.00%, 10/1/2031	775,000	774,938
6.50%, 7/1/2021	1,000,000	970,090

		1,745,028

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $44,386,714)		46,377,373

	Shares
SHORT TERM INVESTMENT — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $475,196)	475,196	475,196

TOTAL INVESTMENTS — 99.0% (f)
(Cost $44,861,910)		46,852,569
OTHER ASSETS & LIABILITIES — 1.0%		465,554

NET ASSETS — 100.0%		$47,318,123

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.8% of net assets as of December 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	1.93%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

159

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.8%
ARIZONA — 0.8%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$180,000	$202,426
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	100,000	112,555

		314,981

CALIFORNIA — 33.5%
California, State General Obligation:
5.65%, 4/1/2039	50,000	52,397
6.65%, 3/1/2022	450,000	521,167
7.30%, 10/1/2039	800,000	945,944
7.35%, 11/1/2039	200,000	237,860
7.50%, 4/1/2034	600,000	719,910
7.55%, 4/1/2039	1,025,000	1,253,288
7.60%, 11/1/2040	650,000	802,561
7.63%, 3/1/2040	275,000	338,346
7.70%, 11/1/2030	800,000	908,840
7.95%, 3/1/2036	325,000	367,503
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	265,000	306,698
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	150,000	184,811
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	200,000	236,052
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	100,000	123,904
7.62%, 8/1/2040	25,000	30,932
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	140,000	177,642
6.75%, 8/1/2049	200,000	254,768
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	65,000	78,390
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	100,000	113,562
6.17%, 7/1/2040	105,000	114,340
6.57%, 7/1/2045	200,000	253,908
6.60%, 7/1/2050	150,000	196,340
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	100,000	117,350
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	375,000	413,977
5.76%, 7/1/2029	50,000	54,453
6.76%, 7/1/2034	450,000	558,468
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	100,000	131,921
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	50,000	57,887
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	135,000	169,730
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	300,000	377,244
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	490,000	639,313
6.79%, 4/1/2030	265,000	314,558
6.91%, 10/1/2050	150,000	195,351
6.92%, 4/1/2040	350,000	447,121
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	100,000	116,621
6.00%, 11/1/2040	125,000	144,491
6.95%, 11/1/2050	150,000	197,585
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	195,000	228,928
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	100,000	117,161
University of California, Revenue:
5.95%, 5/15/2045	150,000	169,671
6.27%, 5/15/2031	60,000	65,975
6.55%, 5/15/2048	250,000	297,460
6.58%, 5/15/2049	300,000	360,159

		13,394,587

COLORADO — 1.4%
Colorado, Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	100,000	124,631
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	100,000	127,677
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	150,000	178,080
Denver, CO, General Obligation 5.65%, 8/1/2030	100,000	108,371

		538,759

CONNECTICUT — 0.6%
Connecticut, State General Obligation:
5.09%, 10/1/2030	125,000	137,506
5.63%, 12/1/2029	75,000	87,854

		225,360

DISTRICT OF COLUMBIA — 1.0%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	100,000	119,368
5.59%, 12/1/2034	100,000	120,473

See accompanying notes to financial statements.

160

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	$100,000	$116,691
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	50,000	54,458

		410,990

GEORGIA — 2.6%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	285,000	296,240
6.66%, 4/1/2057	425,000	436,883
7.06%, 4/1/2057	175,000	177,842
Georgia, State General Obligation 4.50%, 11/1/2025	100,000	112,348

		1,023,313

ILLINOIS — 5.1%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	5,000	5,352
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	265,000	324,508
Chicago, IL, O’Hare International Airport Revenue 6.40%, 1/1/2040	200,000	241,268
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	200,000	219,074
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	100,000	125,093
Chicago, IL, Water Revenue 6.74%, 11/1/2040	80,000	100,562
Cook County, IL, General Obligation 6.23%, 11/15/2034	140,000	155,575
Illinois, State General Obligation:
6.63%, 2/1/2035	60,000	61,925
7.35%, 7/1/2035	450,000	496,404
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	245,000	278,438
6.18%, 1/1/2034	20,000	23,018

		2,031,217

INDIANA — 0.3%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	100,000	125,680

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	75,000	82,172

KENTUCKY — 0.3%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	100,000	128,367

LOUISIANA — 0.3%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	100,000	104,276

MASSACHUSETTS — 3.4%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	115,000	126,840
4.91%, 5/1/2029	200,000	223,980
5.46%, 12/1/2039	360,000	425,787
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	200,000	233,484
5.72%, 8/15/2039	175,000	216,342
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	105,000	120,538

		1,346,971

MISSISSIPPI — 0.4%
Mississippi, State General Obligation 5.25%, 11/1/2034	125,000	141,146

MISSOURI — 1.0%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	130,000	150,331
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	128,752
5.96%, 11/1/2039	105,000	131,163

		410,246

NEVADA — 1.3%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	65,000	81,741
6.88%, 7/1/2042	265,000	293,286
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	125,000	157,388

		532,415

NEW JERSEY — 6.5%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	175,000	190,489
6.10%, 12/15/2028	225,000	240,831
6.56%, 12/15/2040	200,000	253,462
6.88%, 12/15/2039	210,000	234,146
New Jersey, State Turnpike Authority Revenue:
7.10%, 1/1/2041	635,000	869,353
7.41%, 1/1/2040	485,000	695,480
Rutgers University, Revenue 5.67%, 5/1/2040	100,000	120,404

		2,604,165

NEW YORK — 16.5%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	255,000	291,090
5.72%, 6/15/2042	200,000	240,158

See accompanying notes to financial statements.

161

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

5.75%, 6/15/2041	$300,000	$365,613
5.79%, 6/15/2041	80,000	86,054
5.88%, 6/15/2044	50,000	61,717
5.95%, 6/15/2042	150,000	183,849
6.01%, 6/15/2042	50,000	62,987
6.28%, 6/15/2042	100,000	112,586
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	225,000	261,441
5.57%, 11/1/2038	300,000	348,135
5.77%, 8/1/2036	5,000	5,856
6.83%, 7/15/2040	165,000	210,377
New York, NY, General Obligation:
5.21%, 10/1/2031	140,000	153,940
5.52%, 10/1/2037	75,000	85,004
5.85%, 6/1/2040	150,000	176,082
5.99%, 12/1/2036	325,000	388,771
6.25%, 6/1/2035	150,000	167,115
6.27%, 12/1/2037	220,000	271,247
6.65%, 12/1/2031	100,000	115,260
New York, NY, Metropolitan Transportation Authority Revenue:
6.09%, 11/15/2040	100,000	120,293
6.55%, 11/15/2031	75,000	89,061
6.65%, 11/15/2039	10,000	12,131
6.67%, 11/15/2039	275,000	337,087
6.69%, 11/15/2040	175,000	214,860
6.81%, 11/15/2040	300,000	376,392
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	330,000	462,218
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	75,000	84,115
5.39%, 3/15/2040	25,000	29,150
5.43%, 3/15/2039	255,000	291,353
5.50%, 3/15/2030	125,000	143,829
5.60%, 3/15/2040	350,000	413,703
5.63%, 3/15/2039	25,000	28,897
New York, State Urban Development Corp. Revenue 5.77%, 3/15/2039	350,000	413,868

		6,604,239

NORTH CAROLINA — 0.1%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	40,000	45,366

OHIO — 4.7%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	260,000	294,403
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	325,000	352,118
6.05%, 2/15/2043	20,000	22,025
6.45%, 2/15/2044	15,000	17,424
7.50%, 2/15/2050	250,000	326,143
7.83%, 2/15/2041	350,000	483,326
8.08%, 2/15/2050	100,000	139,572
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	100,000	110,954
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	100,000	111,008

		1,856,973

OREGON — 0.4%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	130,000	159,860

PENNSYLVANIA — 2.6%
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	100,000	112,622
5.35%, 5/1/2030	100,000	106,096
5.45%, 2/15/2030	100,000	117,018
5.85%, 7/15/2030	150,000	167,890
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	200,000	224,186
5.56%, 12/1/2049	225,000	255,814
6.11%, 12/1/2039	35,000	42,547

		1,026,173

PUERTO RICO — 0.3%
Puerto Rico, Electric Power Authority Revenue 6.13%, 7/1/2040	100,000	100,721

SOUTH CAROLINA — 0.5%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	150,000	202,223

TENNESSEE — 0.4%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	150,000	176,360

TEXAS — 11.0%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	150,000	184,096
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	115,000	128,064
5.02%, 12/1/2048	125,000	141,416
6.00%, 12/1/2044	210,000	267,072
6.25%, 12/1/2034	100,000	111,875
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	175,000	196,507
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035	225,000	265,376
North Texas, Tollway Authority Revenue:
6.72%, 1/1/2049	310,000	373,823
8.91%, 2/1/2030	220,000	247,507

See accompanying notes to financial statements.

162

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	$150,000	$184,419
5.99%, 2/1/2039	320,000	400,634
Texas, State General Obligation:
4.63%, 4/1/2033	100,000	110,108
4.68%, 4/1/2040	150,000	166,538
5.52%, 4/1/2039	370,000	449,591
Texas, State Transportation Commission, Revenue:
5.03%, 4/1/2026	335,000	387,022
Series B 5.18%, 4/1/2030	150,000	174,253
University of Texas, Revenue:
4.79%, 8/15/2046	10,000	11,424
5.13%, 8/15/2042	210,000	247,999
5.26%, 7/1/2039	300,000	358,668

		4,406,392

UTAH — 0.9%
Utah, State General Obligation 4.55%, 7/1/2024	100,000	114,895
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	205,000	261,721

		376,616

VIRGINIA — 0.9%
University of Virginia, Revenue 6.20%, 9/1/2039	100,000	137,967
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	205,000	235,994

		373,961

WASHINGTON — 1.8%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	195,000	233,755
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	100,000	122,192
Washington, State General Obligation 5.14%, 8/1/2040	325,000	372,440

		728,387

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $34,805,360)		39,471,916

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.15% (a)(b)(c) (Cost $69,315)	69,315	69,315

TOTAL INVESTMENTS — 99.0% (d)
(Cost $34,874,675)		39,541,231
OTHER ASSETS & LIABILITIES — 1.0%		391,327

NET ASSETS — 100.0%		$39,932,558

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

163

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.3%
AUSTRALIA — 4.1%
Commonwealth of Australia:
3.00%, 9/20/2025 (a)	AUD	13,676,630	$16,774,324
4.00%, 8/20/2015	AUD	12,127,972	13,665,620
4.00%, 8/20/2020	AUD	13,976,461	17,514,928

			47,954,872

BRAZIL — 4.3%
Federal Republic of Brazil:
6.00%, 8/15/2014	BRL	2,628,918	1,440,662
6.00%, 5/15/2017	BRL	39,667,229	21,918,478
6.00%, 8/15/2024	BRL	31,231,555	17,578,667
6.00%, 5/15/2035	BRL	16,442,310	9,372,400

			50,310,207

CANADA — 4.7%
Government of Canada:
1.50%, 12/1/2044	CAD	2,873,558	3,660,487
2.00%, 12/1/2041	CAD	7,189,916	10,083,888
3.00%, 12/1/2036	CAD	7,290,436	11,671,141
4.00%, 12/1/2031	CAD	4,633,084	7,885,685
4.25%, 12/1/2021	CAD	6,964,612	9,790,470
4.25%, 12/1/2026	CAD	7,477,941	11,908,157

			54,999,828

CHILE — 4.4%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,073,344,790	4,099,241
3.00%, 1/1/2018	CLP	10,344,429,919	20,443,176
3.00%, 3/1/2028	CLP	3,500,162,710	6,887,003
3.00%, 1/1/2030	CLP	6,911,149,300	13,808,780
3.00%, 2/1/2031	CLP	1,203,877,620	2,368,638
5.00%, 1/1/2016	CLP	1,783,522,400	3,861,796

			51,468,634

FRANCE — 15.6%
Republic of France:
1.00%, 7/25/2017	EUR	30,973,750	40,544,316
1.60%, 7/25/2015	EUR	24,454,118	33,086,344
1.80%, 7/25/2040	EUR	7,921,843	10,716,685
2.25%, 7/25/2020	EUR	34,712,308	48,078,670
2.50%, 7/25/2013	EUR	9,522,022	13,026,653
3.15%, 7/25/2032	EUR	13,921,175	22,339,423
3.40%, 7/25/2029	EUR	9,716,504	15,694,321

			183,486,412

GERMANY — 4.5%
Federal Republic of Germany:
1.50%, 4/15/2016	EUR	18,191,983	25,780,322
1.75%, 4/15/2020	EUR	12,627,874	18,896,887
2.25%, 4/15/2013	EUR	5,962,957	8,043,092

			52,720,301

ISRAEL — 4.4%
State of Israel:
2.75%, 8/30/2041	ILS	5,185,340	1,313,561
4.00%, 7/30/2021	ILS	60,470,663	18,400,174
4.00%, 7/31/2024	ILS	49,802,700	15,277,263
5.00%, 4/30/2015	ILS	56,307,232	16,736,654

			51,727,652

ITALY — 9.0%
Republic of Italy:
2.10%, 9/15/2021	EUR	7,336,770	6,962,211
2.15%, 9/15/2014	EUR	15,974,330	19,087,442
2.35%, 9/15/2019	EUR	10,709,200	11,246,838
2.35%, 9/15/2035	EUR	23,077,758	19,597,282
2.60%, 9/15/2023	EUR	51,336,230	48,625,428

			105,519,201

JAPAN — 4.6%
Government of Japan 10 Year Bond 1.10%, 12/10/2016	JPY	4,013,904,600	53,603,938

MEXICO — 4.3%
United Mexican States:
3.50%, 12/19/2013	MXN	81,429,640	6,068,978
4.50%, 11/22/2035	MXN	303,357,416	24,466,983
5.00%, 6/16/2016	MXN	244,035,668	19,864,376

			50,400,337

POLAND — 2.8%
Republic of Poland:
2.75%, 8/25/2023	PLN	37,590,425	10,634,721
3.00%, 8/24/2016	PLN	74,803,059	22,266,977

			32,901,698

SOUTH AFRICA — 4.5%
Republic of South Africa:
3.45%, 12/7/2033	ZAR	197,435,555	29,228,581
6.25%, 3/31/2013	ZAR	173,778,937	23,227,469

			52,456,050

SOUTH KOREA — 3.2%
Republic of South Korea:
2.75%, 3/10/2017	KRW	11,127,578,398	10,346,644
2.75%, 6/10/2020	KRW	27,843,788,000	26,905,832

			37,252,476

SWEDEN — 4.7%
Kingdom of Sweden:
3.50%, 12/1/2015	SEK	100,521,848	16,757,573
3.50%, 12/1/2028	SEK	84,838,629	19,004,409
4.00%, 12/1/2020	SEK	98,284,110	19,322,577

			55,084,559

TURKEY — 4.4%
Republic of Turkey:
4.00%, 4/1/2020	TRY	34,740,816	18,900,872
9.00%, 5/21/2014	TRY	54,179,086	32,545,893

			51,446,765

UNITED KINGDOM — 18.8%
United Kingdom Treasury Bond:
0.38%, 3/22/2062	GBP	2,623,894	5,107,406
0.63%, 11/22/2042	GBP	3,192,485	6,118,227
0.75%, 11/22/2047	GBP	6,506,440	13,248,148
1.13%, 11/22/2037	GBP	6,866,570	14,243,091
1.25%, 11/22/2017	GBP	9,309,800	16,666,111

See accompanying notes to financial statements.

164

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

1.25%, 11/22/2027	GBP	23,619,886	$45,859,086
1.25%, 11/22/2032	GBP	1,096,090	2,224,940
1.25%, 11/22/2055	GBP	6,055,189	15,099,885
1.88%, 11/22/2022	GBP	19,586,456	38,752,454
2.00%, 1/26/2035	GBP	8,250,970	19,301,849
2.50%, 7/26/2016	GBP	4,812,214	8,851,952
2.50%, 4/16/2020	GBP	1,977,798	3,923,788
4.13%, 7/22/2030	GBP	10,896,500	30,972,115

			220,369,052

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,123,355,358)			1,151,701,982

	Shares
SHORT TERM INVESTMENTS — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Navigator Securities Lending Prime Portfolio (b)(c)		8,837,323	8,837,323
State Street Institutional Liquid Reserves Fund 0.15% (c)(d)		497,273	497,273

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $9,334,596)			9,334,596

TOTAL INVESTMENTS — 99.1% (f)
(Cost $1,132,689,954)			1,161,036,578
OTHER ASSETS & LIABILITIES — 0.9%			10,513,283

NET ASSETS — 100.0%			$1,171,549,861

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

At December 31, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2011	for U.S. $	(Depreciation)	Counterparty

1/6/2012	9,500,000	AUD	$9,737,185	$(9,714,510)	$22,675	Morgan Stanley Co., Inc.
1/6/2012	16,000,000	EUR	20,770,613	(21,429,920)	(659,307)	Bank of America N.A.
1/6/2012	6,500,000,000	KRW	5,642,287	(5,752,212)	(109,925)	Morgan Stanley Co., Inc.
1/6/2012	2,000,000,000	KRW	1,736,088	(1,725,625)	10,463	Morgan Stanley Co., Inc.
1/6/2012	7,500,000,000	KRW	6,510,331	(6,482,282)	28,049	Morgan Stanley Co., Inc.

					$(708,045)

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2011	for U.S. $	(Depreciation)	Counterparty

1/6/2012	9,500,000	AUD	$9,737,185	$9,677,270	$(59,915)	Credit Suisse London
1/6/2012	7,400,000	EUR	9,606,409	9,914,817	308,408	Morgan Stanley Co., Inc.
1/6/2012	8,600,000	EUR	11,164,205	11,512,433	348,228	Morgan Stanley Co., Inc.
1/6/2012	16,000,000,000	KRW	13,888,706	14,128,035	239,329	Morgan Stanley Co., Inc.
2/6/2012	7,500,000,000	KRW	6,509,004	6,465,517	(43,487)	Morgan Stanley Co., Inc.

					$792,563

					$84,518

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency

See accompanying notes to financial statements.

165

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

166

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 86.7%
AUSTRALIA — 3.0%
Commonwealth of Australia:
4.50%, 10/21/2014	AUD	600,000	$637,480
5.50%, 12/15/2013 (a)	AUD	2,050,000	2,194,008
6.25%, 6/15/2014	AUD	1,125,000	1,237,487
6.50%, 5/15/2013	AUD	2,425,000	2,592,318

			6,661,293

AUSTRIA — 3.1%
Republic of Austria:
3.40%, 10/20/2014	EUR	700,000	966,044
3.80%, 10/20/2013 (b)	EUR	2,025,000	2,769,839
4.13%, 1/15/2014	EUR	600,000	826,636
4.30%, 7/15/2014	EUR	1,650,000	2,315,017

			6,877,536

BELGIUM — 3.0%
Kingdom of Belgium:
4.00%, 3/28/2013	EUR	1,525,000	2,040,811
4.00%, 3/28/2014	EUR	1,555,000	2,083,966
4.25%, 9/28/2013	EUR	1,800,000	2,417,472
4.25%, 9/28/2014	EUR	100,000	135,160

			6,677,409

CANADA — 4.7%
Government of Canada:
1.00%, 2/1/2014	CAD	200,000	196,602
1.75%, 3/1/2013	CAD	2,400,000	2,377,891
2.00%, 3/1/2014	CAD	2,100,000	2,108,002
2.50%, 9/1/2013	CAD	1,600,000	1,611,172
3.00%, 6/1/2014	CAD	2,150,000	2,212,689
3.50%, 6/1/2013	CAD	1,650,000	1,677,807

			10,184,163

DENMARK — 1.5%
Kingdom of Denmark 5.00%, 11/15/2013	DKK	17,150,000	3,266,239

FRANCE — 4.5%
French Treasury Note 3.00%, 7/12/2014	EUR	1,600,000	2,168,513
Republic of France:
2.50%, 1/12/2014	EUR	1,000,000	1,338,376
3.75%, 1/12/2013	EUR	735,000	988,012
4.00%, 4/25/2013	EUR	850,000	1,156,635
4.00%, 10/25/2013	EUR	1,050,000	1,441,706
4.00%, 4/25/2014	EUR	1,000,000	1,384,996
4.50%, 7/12/2013	EUR	975,000	1,340,852

			9,819,090

GERMANY — 9.0%
Bundesrepublik Deutschland 4.25%, 7/4/2014	EUR	2,525,000	3,605,510
Federal Republic of Germany:
1.50%, 3/15/2013	EUR	2,200,000	2,906,794
2.25%, 4/11/2014	EUR	1,650,000	2,245,939
2.50%, 10/10/2014	EUR	850,000	1,170,284
3.75%, 7/4/2013	EUR	2,900,000	3,970,937
4.00%, 10/11/2013	EUR	2,925,000	4,056,430
4.50%, 1/4/2013	EUR	1,350,000	1,832,103

			19,787,997

ITALY — 8.2%
Italy Buoni Poliennali Del 4.25%, 8/1/2014	EUR	2,000,000	2,532,431
Republic of Italy:
Zero Coupon, 4/30/2013 (c)	EUR	735,000	895,909
2.25%, 11/1/2013	EUR	1,600,000	1,987,644
3.00%, 4/1/2014	EUR	2,350,000	2,920,237
3.50%, 6/1/2014	EUR	950,000	1,180,337
3.75%, 12/15/2013	EUR	1,025,000	1,301,264
4.25%, 4/15/2013	EUR	2,296,000	2,968,332
4.25%, 8/1/2013	EUR	2,425,000	3,115,904
4.75%, 2/1/2013	EUR	860,000	1,109,990

			18,012,048

JAPAN — 21.4%
Government of Japan 2 Year Bond:
0.20%, 8/15/2013	JPY	165,000,000	2,146,872
0.20%, 2/15/2013	JPY	178,500,000	2,321,971
0.20%, 5/15/2013	JPY	200,000,000	2,601,983
0.20%, 4/15/2013	JPY	123,450,000	1,606,012
0.20%, 6/15/2013	JPY	80,000,000	1,040,835
0.20%, 3/15/2013	JPY	225,000,000	2,926,983
Government of Japan 5 Year Bond:
0.70%, 9/20/2014	JPY	340,000,000	4,480,183
0.80%, 3/20/2013	JPY	235,000,000	3,079,211
1.00%, 6/20/2013	JPY	290,250,000	3,820,315
0.70%, 6/20/2014	JPY	325,000,000	4,278,950
0.70%, 12/20/2013	JPY	185,950,000	2,443,374
0.80%, 3/20/2014	JPY	198,950,000	2,623,182
0.90%, 12/20/2013	JPY	215,000,000	2,836,577
Government of Japan 10 Year Bond:
1.40%, 12/20/2013	JPY	206,650,000	2,752,162
1.40%, 9/20/2013	JPY	261,750,000	3,475,461
1.50%, 3/20/2014	JPY	167,950,000	2,247,629
1.50%, 9/20/2014	JPY	155,000,000	2,085,951

			46,767,651

MEXICO — 2.5%
Mexican Bonos 8.00%, 12/19/2013	MXN	57,500,000	4,356,228
United Mexican States 7.00%, 6/19/2014	MXN	14,500,000	1,086,316

			5,442,544

NETHERLANDS — 4.0%
Kingdom of the Netherlands:
1.00%, 1/15/2014	EUR	2,275,000	2,986,663
1.75%, 1/15/2013	EUR	2,190,000	2,889,857
3.75%, 7/15/2014	EUR	2,050,000	2,874,903

			8,751,423

POLAND — 2.7%
Poland Government Bond 5.25%, 4/25/2013	PLN	6,825,000	2,001,420

See accompanying notes to financial statements.

167

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

Republic of Poland:
Zero Coupon, 7/25/2013 (c)	PLN	2,650,000	$717,841
5.00%, 10/24/2013	PLN	4,750,000	1,388,186
5.75%, 4/25/2014	PLN	5,775,000	1,712,126

			5,819,573

SINGAPORE — 2.3%
Government of Singapore:
1.38%, 10/1/2014	SGD	2,600,000	2,051,094
2.25%, 7/1/2013	SGD	3,725,000	2,954,768

			5,005,862

SOUTH AFRICA — 2.0%
Republic of South Africa 7.50%, 1/15/2014	ZAR	33,600,000	4,275,849

SOUTH KOREA — 3.7%
Korea Monetary Stabilization Bond:
3.83%, 4/2/2013	KRW	975,000,000	850,101
3.90%, 8/2/2013	KRW	2,000,000,000	1,746,764
3.99%, 2/1/2013	KRW	725,000,000	632,855
Korea Treasury Bond:
3.00%, 12/10/2013	KRW	1,895,000,000	1,634,832
3.50%, 6/10/2014	KRW	2,000,000,000	1,742,427
3.75%, 6/10/2013	KRW	1,750,000,000	1,526,626

			8,133,605

SPAIN — 4.5%
Kingdom of Spain:
2.50%, 10/31/2013	EUR	1,500,000	1,918,916
3.30%, 10/31/2014	EUR	100,000	128,970
3.40%, 4/30/2014	EUR	1,625,000	2,088,399
4.20%, 7/30/2013	EUR	1,550,000	2,030,262
4.25%, 1/31/2014	EUR	875,000	1,153,862
6.15%, 1/31/2013	EUR	1,820,000	2,434,457

			9,754,866

SWEDEN — 2.2%
Kingdom of Sweden 6.75%, 5/5/2014	SEK	29,475,000	4,880,468

UNITED KINGDOM — 4.4%
United Kingdom Treasury Bond:
2.25%, 3/7/2014	GBP	2,925,000	4,736,756
4.50%, 3/7/2013	GBP	1,820,000	2,967,539
5.00%, 9/7/2014	GBP	200,000	349,216
8.00%, 9/27/2013	GBP	900,000	1,583,778

			9,637,289

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $195,024,395)			189,754,905

	Shares
SHORT TERM INVESTMENTS — 2.5%
MONEY MARKET FUNDS — 2.5%
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)		4,364,538	4,364,538
State Street Navigator Securities Lending Prime Portfolio (d)(f)		1,154,731	1,154,731

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $5,519,269)			5,519,269

TOTAL INVESTMENTS — 89.2% (h)
(Cost $200,543,664)			195,274,174
OTHER ASSETS & LIABILITIES — 10.8%			23,644,398

NET ASSETS — 100.0%			$218,918,572

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of December 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

168

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

At December 31, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2011	for U.S. $	(Depreciation)	Counterparty

2/3/2012	1,100,000	AUD	$1,123,880	$(1,119,316)	$4,564	Societe Generale
2/3/2012	6,250,000	DKK	1,091,801	(1,091,837)	(36)	Citibank N.A.
2/3/2012	15,000,000	MXN	1,072,314	(1,073,614)	(1,300)	Morgan Stanley Co., Inc.
2/3/2012	3,500,000	PLN	1,016,557	(1,017,383)	(826)	Morgan Stanley Co., Inc.
2/3/2012	7,500,000	SEK	1,092,400	(1,091,767)	633	Citibank N.A.
2/3/2012	1,350,000	SGD	1,041,093	(1,040,944)	149	Morgan Stanley Co., Inc.
3/2/2012	74,940,000	TWD	2,477,905	(2,465,537)	12,368	Royal Bank of Scotland PLC
3/2/2012	45,000,000	TWD	1,487,934	(1,490,930)	(2,996)	Royal Bank of Scotland PLC
2/3/2012	9,000,000	ZAR	1,109,400	(1,108,101)	1,299	Morgan Stanley Co., Inc.

					$13,855

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2011	for U.S. $	(Depreciation)	Counterparty

3/2/2012	43,500,000	TWD	$1,438,336	$1,438,017	$(319)	Royal Bank of Scotland PLC
3/2/2012	119,440,000	TWD	3,949,306	3,944,517	(4,789)	Royal Bank of Scotland PLC

					$(5,108)

					$8,747

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HUF — Hungarian Forint
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
TWD — Taiwan Dollar
ZAR — South African Rand

See accompanying notes to financial statements.

169

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 94.7%
AUSTRALIA — 3.8%
Commonwealth of Australia:
4.50%, 4/15/2020	AUD	4,750,000	$5,182,970
4.75%, 6/15/2016	AUD	6,050,000	6,580,813
4.75%, 4/21/2027	AUD	1,350,000	1,491,199
5.25%, 3/15/2019	AUD	5,285,000	6,019,928
5.50%, 12/15/2013 (a)	AUD	3,225,000	3,451,549
5.50%, 1/21/2018	AUD	3,525,000	4,024,472
5.75%, 5/15/2021	AUD	4,800,000	5,723,178
5.75%, 7/15/2022	AUD	3,500,000	4,192,060
6.00%, 2/15/2017	AUD	5,630,000	6,498,731
6.25%, 6/15/2014	AUD	5,800,000	6,379,935
6.25%, 4/15/2015	AUD	5,250,000	5,899,057
6.50%, 5/15/2013	AUD	5,050,000	5,398,435

			60,842,327

AUSTRIA — 4.0%
Republic of Austria:
3.20%, 2/20/2017	EUR	2,650,000	3,591,462
3.40%, 10/20/2014	EUR	4,900,000	6,762,310
3.50%, 9/15/2021 (b)	EUR	6,950,000	9,490,392
3.80%, 10/20/2013 (b)	EUR	4,460,000	6,100,485
3.90%, 7/15/2020	EUR	3,050,000	4,242,254
4.00%, 9/15/2016 (b)	EUR	4,700,000	6,670,642
4.15%, 3/15/2037 (b)	EUR	4,125,000	6,037,614
4.30%, 7/15/2014	EUR	2,850,000	3,998,665
4.30%, 9/15/2017 (b)	EUR	2,600,000	3,716,185
4.65%, 1/15/2018	EUR	5,545,000	8,058,432
6.25%, 7/15/2027	EUR	3,365,000	5,834,705

			64,503,146

BELGIUM — 4.7%
Kingdom of Belgium:
3.25%, 9/28/2016	EUR	2,925,000	3,805,252
3.50%, 3/28/2015	EUR	3,650,000	4,832,586
3.50%, 6/28/2017	EUR	2,300,000	2,992,911
3.75%, 9/28/2015	EUR	3,900,000	5,226,515
4.00%, 3/28/2013	EUR	3,550,000	4,750,741
4.00%, 3/28/2014	EUR	4,475,000	5,997,266
4.00%, 3/28/2019	EUR	4,220,000	5,599,809
4.00%, 3/28/2022	EUR	6,750,000	8,665,249
4.25%, 9/28/2013	EUR	4,500,000	6,043,680
4.25%, 9/28/2014	EUR	4,225,000	5,710,488
4.25%, 9/28/2021	EUR	3,200,000	4,195,496
4.25%, 3/28/2041	EUR	2,175,000	2,772,851
5.00%, 3/28/2035	EUR	6,025,000	8,584,249
5.50%, 9/28/2017	EUR	4,310,000	6,124,652
5.50%, 3/28/2028	EUR	1,020,000	1,505,477

			76,807,222

CANADA — 4.4%
Government of Canada:
1.50%, 3/1/2017	CAD	2,650,000	2,620,774
2.00%, 3/1/2014	CAD	4,750,000	4,768,100
2.00%, 12/1/2014	CAD	4,500,000	4,541,321
2.50%, 9/1/2013	CAD	3,800,000	3,826,534
2.75%, 9/1/2016	CAD	2,550,000	2,670,832
2.75%, 6/1/2022	CAD	1,000,000	1,046,531
3.00%, 6/1/2014	CAD	4,000,000	4,116,632
3.25%, 6/1/2021	CAD	3,000,000	3,275,620
3.50%, 6/1/2013	CAD	3,200,000	3,253,928
3.50%, 6/1/2020	CAD	3,000,000	3,325,293
3.75%, 6/1/2019	CAD	3,575,000	4,017,412
4.00%, 6/1/2016	CAD	7,530,000	8,267,655
4.00%, 6/1/2041	CAD	3,275,000	4,223,005
4.50%, 6/1/2015	CAD	4,000,000	4,372,993
5.00%, 6/1/2037	CAD	4,250,000	6,100,216
5.25%, 6/1/2013	CAD	3,300,000	3,434,690
5.75%, 6/1/2029	CAD	3,990,000	5,783,413
8.00%, 6/1/2027	CAD	1,000,000	1,710,847

			71,355,796

DENMARK — 3.3%
Kingdom of Denmark:
3.00%, 11/15/2021	DKK	16,650,000	3,258,140
4.00%, 11/15/2015	DKK	53,900,000	10,721,349
4.00%, 11/15/2017	DKK	30,330,000	6,216,926
4.00%, 11/15/2019	DKK	46,350,000	9,687,165
4.50%, 11/15/2039	DKK	41,735,000	10,929,309
5.00%, 11/15/2013	DKK	49,625,000	9,451,143
7.00%, 11/10/2024	DKK	12,050,000	3,332,795

			53,596,827

FRANCE — 9.7%
French Treasury Note:
2.00%, 9/25/2013	EUR	6,775,000	8,979,661
2.00%, 7/12/2015	EUR	2,900,000	3,817,490
2.25%, 2/25/2016	EUR	4,000,000	5,276,720
3.00%, 7/12/2014	EUR	2,750,000	3,727,131
Republic of France:
2.50%, 1/12/2014	EUR	2,775,000	3,713,993
2.50%, 1/15/2015	EUR	4,480,000	6,007,863
2.50%, 10/25/2020	EUR	4,600,000	5,703,788
3.00%, 10/25/2015	EUR	5,250,000	7,141,944
3.25%, 4/25/2016	EUR	4,450,000	6,096,512
3.25%, 10/25/2021	EUR	3,500,000	4,571,967
3.50%, 4/25/2015	EUR	3,900,000	5,381,386
3.50%, 4/25/2020	EUR	5,250,000	7,132,403
3.50%, 4/25/2026	EUR	2,600,000	3,357,302
3.75%, 4/25/2017	EUR	3,550,000	4,948,535
3.75%, 10/25/2019	EUR	2,430,000	3,360,872
3.75%, 4/25/2021	EUR	3,350,000	4,551,500
4.00%, 4/25/2013	EUR	3,140,000	4,272,745
4.00%, 4/25/2014	EUR	4,900,000	6,786,482
4.00%, 4/25/2018	EUR	3,250,000	4,596,545
4.00%, 10/25/2038	EUR	2,675,000	3,658,333
4.00%, 4/25/2055	EUR	2,150,000	2,934,872
4.00%, 4/25/2060	EUR	1,000,000	1,371,560
4.25%, 10/25/2017	EUR	2,225,000	3,185,440
4.25%, 10/25/2018	EUR	2,150,000	3,062,394
4.25%, 4/25/2019	EUR	3,500,000	4,979,522
4.25%, 10/25/2023	EUR	3,500,000	4,924,272
4.50%, 7/12/2013	EUR	4,750,000	6,532,356
4.50%, 4/25/2041	EUR	1,850,000	2,749,902
4.75%, 4/25/2035	EUR	3,125,000	4,731,351
5.00%, 10/25/2016	EUR	1,950,000	2,871,029
5.50%, 4/25/2029	EUR	4,250,000	6,812,010
5.75%, 10/25/2032	EUR	2,335,000	3,929,198
6.00%, 10/25/2025	EUR	100,000	165,280

See accompanying notes to financial statements.

170

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

8.50%, 4/25/2023	EUR	2,500,000	$4,795,756

			156,128,114

GERMANY — 4.5%
Federal Republic of Germany:
2.25%, 4/11/2014	EUR	3,425,000	4,662,025
2.25%, 4/10/2015	EUR	3,930,000	5,400,181
2.50%, 10/10/2014	EUR	2,625,000	3,614,113
2.50%, 1/4/2021	EUR	1,975,000	2,736,393
3.00%, 7/4/2020	EUR	2,150,000	3,093,569
3.25%, 7/4/2021	EUR	2,650,000	3,886,622
3.25%, 7/4/2042	EUR	1,520,000	2,338,741
3.50%, 1/4/2016	EUR	3,000,000	4,346,985
3.50%, 7/4/2019	EUR	2,725,000	4,045,792
3.75%, 7/4/2013	EUR	3,400,000	4,655,581
4.00%, 7/4/2016	EUR	4,000,000	5,950,616
4.00%, 1/4/2037	EUR	3,000,000	5,005,342
4.25%, 7/4/2017	EUR	3,390,000	5,170,416
4.50%, 1/4/2013	EUR	6,235,000	8,461,601
5.50%, 1/4/2031	EUR	1,750,000	3,288,376
5.63%, 1/4/2028	EUR	3,115,000	5,754,238

			72,410,591

ITALY — 4.3%
Republic of Italy:
Zero Coupon, 4/30/2013 (c)	EUR	3,175,000	3,870,083
3.00%, 4/1/2014	EUR	3,250,000	4,038,626
3.00%, 6/15/2015	EUR	3,200,000	3,810,122
3.00%, 11/1/2015	EUR	2,100,000	2,477,793
3.50%, 6/1/2014	EUR	1,250,000	1,553,074
3.75%, 12/15/2013	EUR	1,600,000	2,031,241
3.75%, 8/1/2016	EUR	2,250,000	2,661,175
3.75%, 3/1/2021	EUR	1,980,000	2,107,676
3.75%, 8/1/2021	EUR	2,600,000	2,725,803
4.00%, 9/1/2020	EUR	2,250,000	2,433,729
4.00%, 2/1/2037	EUR	4,065,000	3,685,970
4.25%, 8/1/2013	EUR	1,450,000	1,863,118
4.25%, 2/1/2015	EUR	1,850,000	2,313,440
4.25%, 2/1/2019	EUR	1,750,000	1,997,743
4.25%, 9/1/2019	EUR	2,350,000	2,640,645
4.25%, 3/1/2020	EUR	1,500,000	1,680,455
4.50%, 8/1/2018	EUR	1,475,000	1,721,686
4.50%, 2/1/2020	EUR	1,750,000	1,990,873
4.75%, 2/1/2013	EUR	1,845,000	2,381,315
4.75%, 9/15/2016	EUR	3,700,000	4,552,512
4.75%, 9/1/2021	EUR	2,900,000	3,254,151
4.75%, 8/1/2023	EUR	1,475,000	1,571,070
5.00%, 3/1/2025	EUR	525,000	565,062
5.25%, 8/1/2017	EUR	1,525,000	1,891,920
5.25%, 11/1/2029	EUR	1,750,000	1,876,022
5.75%, 2/1/2033	EUR	2,275,000	2,526,954
6.00%, 5/1/2031	EUR	2,750,000	3,152,590
6.50%, 11/1/2027	EUR	2,135,000	2,619,392

			69,994,240

JAPAN — 23.2%
Government of Japan 2 Year Bond:
0.10%, 9/15/2013	JPY	575,000,000	7,469,089
0.20%, 2/15/2013	JPY	330,000,000	4,292,719
0.20%, 3/15/2013	JPY	525,000,000	6,829,626
0.20%, 4/15/2013	JPY	600,000,000	7,805,646
0.20%, 6/15/2013	JPY	640,000,000	8,326,679
0.20%, 8/15/2013	JPY	475,000,000	6,180,390
Government of Japan 5 Year Bond:
0.30%, 6/20/2016	JPY	545,000,000	7,076,847
0.40%, 6/20/2015	JPY	400,000,000	5,226,753
0.40%, 6/20/2016	JPY	175,000,000	2,282,447
0.50%, 12/20/2014	JPY	475,000,000	6,227,519
0.50%, 3/20/2015	JPY	510,000,000	6,687,045
0.50%, 3/20/2016	JPY	400,000,000	5,241,664
0.60%, 12/20/2015	JPY	289,750,000	3,812,634
0.60%, 3/20/2016	JPY	480,000,000	6,316,061
0.80%, 3/20/2014	JPY	510,000,000	6,724,417
1.50%, 6/20/2013	JPY	481,250,000	6,379,790
Government of Japan 10 Year Bond:
1.00%, 9/20/2020	JPY	579,000,000	7,627,599
1.10%, 9/20/2021	JPY	450,000,000	5,918,845
1.20%, 12/20/2020	JPY	748,250,000	10,003,181
1.20%, 6/20/2021	JPY	400,000,000	5,321,175
1.30%, 12/20/2019	JPY	447,000,000	6,075,610
1.30%, 3/20/2020	JPY	600,000,000	8,134,383
1.30%, 3/20/2021	JPY	150,000,000	2,016,798
1.40%, 12/20/2013	JPY	875,000,000	11,653,239
1.50%, 9/20/2014	JPY	2,692,200,000	36,230,945
1.50%, 9/20/2015	JPY	625,000,000	8,493,282
1.60%, 12/20/2015	JPY	409,500,000	5,597,797
1.70%, 9/20/2016	JPY	297,000,000	4,105,305
1.70%, 12/20/2016	JPY	505,100,000	6,997,939
1.70%, 3/20/2017	JPY	200,000,000	2,776,080
1.70%, 9/20/2017	JPY	723,000,000	10,068,400
1.80%, 6/20/2017	JPY	300,000,000	4,196,725
1.90%, 6/20/2016	JPY	202,600,000	2,817,198
Government of Japan 20 Year Bond:
1.80%, 9/20/2030	JPY	251,350,000	3,310,156
1.80%, 9/20/2031	JPY	225,000,000	2,955,486
1.90%, 12/20/2023	JPY	175,000,000	2,453,953
1.90%, 3/20/2029	JPY	804,300,000	10,875,497
1.90%, 9/20/2030	JPY	231,000,000	3,094,893
1.90%, 3/20/2031	JPY	305,000,000	4,083,167
2.10%, 9/20/2024	JPY	200,000,000	2,854,271
2.10%, 9/20/2025	JPY	340,000,000	4,820,633
2.10%, 9/20/2029	JPY	457,750,000	6,337,999
2.10%, 12/20/2030	JPY	150,000,000	2,067,044
2.30%, 6/20/2027	JPY	2,181,200,000	31,430,457
2.60%, 3/20/2019	JPY	1,228,300,000	18,226,270
2.90%, 9/20/2019	JPY	1,556,200,000	23,611,381
Government of Japan 30 Year Bond:
2.00%, 9/20/2040	JPY	575,000,000	7,627,987
2.20%, 3/20/2041	JPY	140,000,000	1,935,110
2.30%, 3/20/2039	JPY	287,500,000	4,087,974
2.30%, 3/20/2040	JPY	268,250,000	3,800,284
2.40%, 3/20/2037	JPY	460,700,000	6,671,947

			375,158,336

See accompanying notes to financial statements.

171

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

MEXICO — 3.1%
Mexican Bonos:
6.00%, 6/18/2015	MXN	42,500,000	$3,118,651
6.25%, 6/16/2016	MXN	29,000,000	2,138,800
6.50%, 6/10/2021	MXN	57,500,000	4,114,305
7.50%, 6/3/2027	MXN	31,750,000	2,352,879
7.75%, 5/29/2031	MXN	7,800,000	573,032
8.00%, 12/19/2013	MXN	56,500,000	4,280,467
8.50%, 5/31/2029	MXN	51,400,000	4,079,566
9.00%, 6/20/2013	MXN	37,500,000	2,844,769
9.50%, 12/18/2014	MXN	71,250,000	5,710,579
10.00%, 11/20/2036	MXN	45,000,000	3,993,807
United Mexican States:
7.25%, 12/15/2016	MXN	75,850,000	5,818,019
8.50%, 12/13/2018	MXN	48,250,000	3,963,423
10.00%, 12/5/2024	MXN	71,220,000	6,564,604

			49,552,901

NETHERLANDS — 4.4%
Kingdom of the Netherlands:
1.75%, 1/15/2013	EUR	6,475,000	8,544,212
2.50%, 1/15/2017	EUR	4,850,000	6,614,229
3.25%, 7/15/2015	EUR	5,150,000	7,216,968
3.50%, 7/15/2020	EUR	5,880,000	8,467,804
3.75%, 7/15/2014	EUR	6,275,000	8,800,006
3.75%, 1/15/2023	EUR	4,025,000	5,930,906
3.75%, 1/15/2042	EUR	2,550,000	4,192,804
4.00%, 7/15/2018	EUR	3,660,000	5,385,803
4.00%, 1/15/2037	EUR	2,470,000	4,076,560
4.50%, 7/15/2017	EUR	5,580,000	8,346,889
5.50%, 1/15/2028	EUR	2,430,000	4,358,516

			71,934,697

POLAND — 3.1%
Poland Government Bond:
5.00%, 4/25/2016	PLN	14,250,000	4,113,637
5.25%, 4/25/2013	PLN	13,273,000	3,892,285
5.25%, 10/25/2017	PLN	16,100,000	4,635,499
5.25%, 10/25/2020	PLN	15,650,000	4,371,035
5.50%, 4/25/2015	PLN	7,750,000	2,287,351
5.75%, 10/25/2021	PLN	6,000,000	1,729,786
5.75%, 4/25/2029	PLN	4,000,000	1,131,874
Republic of Poland:
Zero Coupon, 1/25/2013 (c)	PLN	10,650,000	2,957,620
Zero Coupon, 7/25/2013 (c)	PLN	10,150,000	2,749,466
5.00%, 10/24/2013	PLN	14,450,000	4,223,009
5.50%, 10/25/2019	PLN	10,025,000	2,885,470
5.75%, 4/25/2014	PLN	19,100,000	5,662,615
5.75%, 9/23/2022	PLN	11,260,000	3,243,281
6.25%, 10/24/2015	PLN	18,715,000	5,657,103

			49,540,031

SOUTH AFRICA — 3.0%
Republic of South Africa:
7.50%, 1/15/2014	ZAR	22,100,000	2,812,389
8.25%, 9/15/2017	ZAR	66,350,000	8,546,259
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	61,000,000	5,572,312
6.75%, 3/31/2021	ZAR	36,500,000	4,171,545
7.25%, 1/15/2020	ZAR	72,285,000	8,608,768
8.00%, 12/21/2018	ZAR	22,750,000	2,869,181
10.50%, 12/21/2026	ZAR	57,600,000	8,342,418
13.50%, 9/15/2015	ZAR	52,025,000	7,846,860

			48,769,732

SPAIN — 4.5%
Kingdom of Spain:
2.50%, 10/31/2013	EUR	5,500,000	7,036,026
3.15%, 1/31/2016	EUR	4,410,000	5,535,922
3.25%, 4/30/2016	EUR	2,300,000	2,893,724
3.30%, 10/31/2014	EUR	3,500,000	4,513,947
3.40%, 4/30/2014	EUR	2,875,000	3,694,859
3.80%, 1/31/2017	EUR	3,825,000	4,819,440
4.00%, 4/30/2020	EUR	3,250,000	3,998,081
4.20%, 1/31/2037	EUR	3,985,000	4,046,793
4.40%, 1/31/2015	EUR	2,500,000	3,307,978
4.60%, 7/30/2019	EUR	5,220,000	6,751,271
4.65%, 7/30/2025	EUR	3,350,000	3,930,013
4.70%, 7/30/2041	EUR	3,850,000	4,170,969
5.50%, 4/30/2021	EUR	5,900,000	7,826,053
6.00%, 1/31/2029	EUR	3,150,000	4,137,425
6.15%, 1/31/2013	EUR	5,120,000	6,848,583

			73,511,084

SWEDEN — 3.0%
Kingdom of Sweden:
3.50%, 6/1/2022	SEK	35,600,000	6,107,509
3.50%, 3/30/2039	SEK	25,500,000	4,796,989
3.75%, 8/12/2017	SEK	26,385,000	4,363,438
4.25%, 3/12/2019	SEK	49,155,000	8,540,478
4.50%, 8/12/2015	SEK	50,350,000	8,273,784
5.00%, 12/1/2020	SEK	38,350,000	7,203,834
6.75%, 5/5/2014	SEK	59,550,000	9,860,284

			49,146,316

UNITED KINGDOM — 11.7%
United Kingdom Treasury Bond:
1.75%, 1/22/2017	GBP	4,200,000	6,753,848
2.00%, 1/22/2016	GBP	4,500,000	7,342,146
2.25%, 3/7/2014	GBP	4,975,000	8,056,534
2.75%, 1/22/2015	GBP	3,575,000	5,939,823
3.75%, 9/7/2019	GBP	4,000,000	7,173,853
3.75%, 9/7/2020	GBP	4,300,000	7,730,469
4.00%, 9/7/2016	GBP	2,650,000	4,709,352
4.00%, 3/7/2022	GBP	4,650,000	8,538,334
4.00%, 1/22/2060	GBP	2,750,000	5,299,056
4.25%, 12/7/2027	GBP	4,850,000	9,224,029
4.25%, 6/7/2032	GBP	2,625,000	4,987,491
4.25%, 12/7/2040	GBP	3,250,000	6,217,568
4.25%, 12/7/2046	GBP	2,075,000	4,046,105
4.25%, 12/7/2049	GBP	4,025,000	7,929,286
4.25%, 12/7/2055	GBP	2,700,000	5,416,205
4.50%, 3/7/2013	GBP	3,975,000	6,481,300
4.50%, 3/7/2019	GBP	4,200,000	7,867,000

See accompanying notes to financial statements.

172

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

4.50%, 9/7/2034	GBP	3,050,000	$5,990,420
4.50%, 12/7/2042	GBP	2,725,000	5,466,016
4.75%, 9/7/2015	GBP	5,415,000	9,695,782
4.75%, 3/7/2020	GBP	2,600,000	4,994,662
4.75%, 12/7/2030	GBP	4,150,000	8,367,152
4.75%, 12/7/2038	GBP	3,414,000	7,085,231
5.00%, 9/7/2014	GBP	5,400,000	9,428,824
5.00%, 3/7/2018	GBP	2,000,000	3,800,522
5.00%, 3/7/2025	GBP	1,625,000	3,295,084
6.00%, 12/7/2028	GBP	3,350,000	7,679,668
8.00%, 6/7/2021	GBP	3,775,000	8,991,585

			188,507,345

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,481,681,213)			1,531,758,705

	Shares
SHORT TERM INVESTMENTS — 2.5%
MONEY MARKET FUNDS — 2.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)		1,809,470	1,809,470
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)		38,241,576	38,241,576

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $40,051,046)			40,051,046

TOTAL INVESTMENTS — 97.2% (h)
(Cost $1,521,732,259)			1,571,809,751
OTHER ASSETS & LIABILITIES — 2.8%			44,725,391

NET ASSETS — 100.0%			$1,616,535,142

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

At December 31, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2011	for U.S. $	(Depreciation)	Counterparty

2/3/2012	8,000,000	AUD	$8,173,667	$(8,140,480)	$33,187	Societe Generale
2/3/2012	45,000,000	DKK	7,860,967	(7,861,223)	(256)	Citibank N.A.
2/3/2012	110,000,000	MXN	7,863,637	(7,873,170)	(9,533)	Morgan Stanley Co., Inc.
2/3/2012	27,000,000	PLN	7,842,009	(7,848,381)	(6,372)	Morgan Stanley Co., Inc.
2/3/2012	55,000,000	SEK	8,010,932	(8,006,289)	4,643	Citibank N.A.
3/2/2012	585,000,000	TWD	19,343,136	(19,243,421)	99,715	BNP Paribas SA
3/2/2012	375,000,000	TWD	12,399,446	(12,435,749)	(36,303)	BNP Paribas SA
2/3/2012	65,000,000	ZAR	8,012,336	(8,002,955)	9,381	Morgan Stanley Co., Inc.

					$94,462

See accompanying notes to financial statements.

173

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2011	for U.S. $	(Depreciation)	Counterparty

3/2/2012	70,000,000	TWD	$2,314,563	$2,320,955	$6,392	BNP Paribas SA
3/2/2012	18,000,000	TWD	595,173	598,603	3,430	BNP Paribas SA
3/2/2012	345,000,000	TWD	11,407,491	11,404,959	(2,532)	BNP Paribas SA
3/2/2012	1,235,000,000	TWD	40,835,510	40,772,532	(62,978)	BNP Paribas SA

					$(55,688)

					$38,774

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TWD — Taiwan Dollar
ZAR — South African Rand

See accompanying notes to financial statements.

174

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 96.6%
AUSTRALIA — 2.9%
Australia & New Zealand Banking Group, Ltd.:
3.75%, 3/10/2017	EUR	100,000	$132,650
5.25%, 5/20/2013	EUR	100,000	135,532
BHP Billiton Finance, Ltd. 6.38%, 4/4/2016	EUR	50,000	76,495
Commonwealth Bank of Australia:
4.25%, 11/10/2016	EUR	100,000	137,189
4.38%, 2/25/2020	EUR	50,000	67,291
National Australia Bank, Ltd.:
3.50%, 1/23/2015	EUR	100,000	132,611
4.00%, 7/13/2020	EUR	50,000	65,479
4.75%, 7/15/2016	EUR	50,000	69,013
4.88%, 1/21/2013	EUR	50,000	66,918
5.50%, 5/20/2015	EUR	100,000	140,567
6.25%, 4/1/2013	AUD	100,000	104,550
Telstra Corp., Ltd.:
4.25%, 3/23/2020	EUR	50,000	68,743
4.75%, 3/21/2017	EUR	50,000	72,365
Westpac Banking Corp. 4.25%, 9/22/2016	EUR	200,000	269,965

			1,539,368

AUSTRIA — 0.4%
Erste Group Bank AG 4.75%, 9/18/2013	EUR	50,000	65,850
OMV AG 6.25%, 4/7/2014	EUR	50,000	70,658
Raiffeisen Bank International AG 3.63%, 1/27/2014	EUR	50,000	65,384

			201,892

BELGIUM — 0.3%
Anheuser-Busch InBev NV 6.50%, 6/23/2017	GBP	50,000	92,144
Fortis Bank SA/NV 4.50%, 5/30/2014	EUR	50,000	66,126

			158,270

CANADA — 0.5%
The Toronto-Dominion Bank:
4.88%, 1/23/2013	EUR	100,000	134,201
5.38%, 5/14/2015	EUR	100,000	142,878

			277,079

CAYMAN ISLANDS — 0.1%
Hutchison Whampoa Finance 03/13, Ltd. 5.88%, 7/8/2013	EUR	50,000	68,413

DENMARK — 0.6%
Carlsberg Breweries A/S:
3.38%, 10/13/2017	EUR	50,000	65,005
6.00%, 5/28/2014	EUR	50,000	70,339
Danske Bank A/S 4.75%, 6/4/2014	EUR	150,000	198,267

			333,611

FINLAND — 0.3%
Nokia OYJ 5.50%, 2/4/2014	EUR	100,000	136,251

FRANCE — 13.0%
Autoroutes du Sud de la France 5.63%, 7/4/2022	EUR	100,000	138,633
AXA SA 4.50%, 1/23/2015	EUR	100,000	134,164
Banque Federative du Credit Mutuel:
4.13%, 7/20/2020	EUR	100,000	121,492
4.25%, 2/5/2014	EUR	50,000	65,936
4.38%, 5/31/2016	EUR	100,000	131,864
Banque PSA Finance SA 4.25%, 2/25/2016	EUR	100,000	118,497
BNP Paribas SA:
2.88%, 7/13/2015	EUR	100,000	128,900
3.50%, 3/7/2016	EUR	50,000	65,535
3.75%, 11/25/2020	EUR	200,000	254,138
5.00%, 12/16/2013	EUR	100,000	135,159
Bouygues SA:
4.25%, 7/22/2020	EUR	100,000	129,309
6.13%, 7/3/2015	EUR	50,000	71,918
Caisse Centrale du Credit Immobilier de France 3.75%, 3/10/2014	EUR	50,000	62,090
Carrefour SA:
3.88%, 4/25/2021	EUR	50,000	58,021
4.00%, 4/9/2020	EUR	50,000	59,697
5.13%, 10/10/2014	EUR	100,000	135,566
5.38%, 6/12/2015	EUR	50,000	68,409
Cie de St-Gobain 4.75%, 4/11/2017	EUR	150,000	202,603
Cie Financiere et Industrielle des Autoroutes 5.00%, 5/24/2021	EUR	50,000	66,827
Credit Agricole SA/London:
3.00%, 7/20/2015	EUR	100,000	126,018
5.13%, 4/18/2023	EUR	100,000	130,771
6.00%, 6/24/2013	EUR	100,000	134,491
Credit Mutuel Arkea:
5.00%, 6/28/2017	EUR	50,000	66,654
5.38%, 4/22/2014	EUR	100,000	133,957
Dexia Credit Local SA 5.38%, 7/21/2014	EUR	100,000	112,038
France Telecom SA:
3.63%, 10/14/2015	EUR	50,000	67,948
3.88%, 1/14/2021	EUR	50,000	65,579
4.75%, 2/21/2017	EUR	100,000	141,291
5.00%, 1/22/2014	EUR	100,000	137,697
5.00%, 5/12/2016	GBP	50,000	84,313
5.63%, 5/22/2018	EUR	100,000	148,288
7.25%, 1/28/2013	EUR	150,000	205,648
8.13%, 1/28/2033	EUR	100,000	171,514
GDF Suez:
2.75%, 10/18/2017	EUR	50,000	65,553
3.50%, 10/18/2022	EUR	50,000	64,478
5.00%, 10/1/2060	GBP	50,000	75,051
5.63%, 1/18/2016	EUR	50,000	73,085
6.13%, 2/11/2021	GBP	50,000	88,962

See accompanying notes to financial statements.

175

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

6.38%, 1/18/2021	EUR	50,000	$79,711
6.88%, 1/24/2019	EUR	100,000	159,931
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	50,000	76,611
HSBC France:
4.88%, 1/15/2014	EUR	100,000	135,861
5.75%, 6/19/2013	EUR	50,000	68,057
LVMH Moet Hennessy Louis Vuitton SA 4.38%, 5/12/2014	EUR	50,000	68,884
Pernod-Ricard SA 4.88%, 3/18/2016	EUR	150,000	203,271
Sanofi:
3.13%, 10/10/2014	EUR	50,000	67,662
3.50%, 5/17/2013	EUR	100,000	133,684
4.50%, 5/18/2016	EUR	100,000	143,641
Schneider Electric SA 4.00%, 8/11/2017	EUR	50,000	69,269
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	100,000	131,896
Societe Generale SA:
3.00%, 3/31/2015	EUR	100,000	124,920
3.13%, 9/21/2017	EUR	150,000	179,918
3.75%, 8/21/2014	EUR	150,000	193,826
5.13%, 12/19/2013	EUR	100,000	132,923
5.25%, 3/28/2013	EUR	50,000	66,144
Total Capital SA:
3.50%, 2/27/2014	EUR	50,000	67,710
4.75%, 12/10/2013	EUR	50,000	69,253
4.88%, 1/28/2019	EUR	100,000	148,105
Veolia Environnement SA:
4.38%, 1/16/2017	EUR	50,000	67,813
5.13%, 5/24/2022	EUR	50,000	67,591
5.25%, 4/24/2014	EUR	100,000	137,888
Vivendi SA 3.50%, 7/13/2015	EUR	100,000	130,737

			6,967,400

GERMANY — 4.3%
Bayer AG 4.50%, 5/23/2013	EUR	50,000	67,808
Bertelsmann AG 4.75%, 9/26/2016	EUR	50,000	70,243
BPCE SA:
2.88%, 9/22/2015	EUR	100,000	124,755
3.75%, 7/21/2017	EUR	50,000	62,325
Commerzbank AG:
3.88%, 3/22/2017	EUR	100,000	127,790
4.00%, 9/16/2020	EUR	50,000	59,750
4.75%, 1/26/2015	EUR	50,000	66,627
5.00%, 2/6/2014	EUR	100,000	133,228
Daimler AG:
3.00%, 7/19/2013	EUR	50,000	66,321
4.13%, 1/19/2017	EUR	50,000	69,124
4.63%, 9/2/2014	EUR	100,000	138,284
Deutsche Bank AG 5.13%, 8/31/2017	EUR	250,000	354,381
Evonik Degussa GmbH 5.13%, 12/10/2013	EUR	100,000	136,254
Henkel AG & Co. KGaA 4.63%, 3/19/2014	EUR	100,000	138,959
MAN SE 5.38%, 5/20/2013	EUR	50,000	68,085
Merck Financial Services GmbH:
3.38%, 3/24/2015	EUR	100,000	134,843
4.50%, 3/24/2020	EUR	50,000	69,618
Metro AG 7.63%, 3/5/2015	EUR	50,000	73,689
ThyssenKrupp AG 8.00%, 6/18/2014	EUR	50,000	70,938
Volkswagen Bank GmbH 2.38%, 6/28/2013	EUR	50,000	65,746
Volkswagen Financial Services AG:
3.38%, 7/28/2014	EUR	50,000	67,291
6.88%, 1/15/2014	EUR	50,000	71,146
Volkswagen Leasing GmbH 2.75%, 7/13/2015	EUR	50,000	65,999

			2,303,204

HONG KONG — 0.3%
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	100,000	136,384

IRELAND — 2.8%
GE Capital European Funding:
2.88%, 10/28/2014	EUR	100,000	132,298
2.88%, 9/17/2015	EUR	100,000	131,727
3.50%, 2/14/2013	EUR	50,000	66,032
4.13%, 10/27/2016	EUR	150,000	202,628
4.25%, 2/6/2014	EUR	100,000	134,395
4.25%, 3/1/2017	EUR	100,000	134,641
4.75%, 7/30/2014	EUR	80,000	109,274
4.88%, 3/6/2013	EUR	100,000	133,594
5.25%, 1/31/2013	EUR	100,000	134,140
5.25%, 5/18/2015	EUR	100,000	138,932
5.38%, 1/16/2018	EUR	100,000	140,405
5.38%, 1/23/2020	EUR	50,000	70,059

			1,528,125

ITALY — 6.9%
A2A SpA 4.50%, 11/2/2016	EUR	50,000	61,675
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	100,000	114,171
Atlantia SpA:
3.38%, 9/18/2017	EUR	150,000	181,696
5.63%, 5/6/2016	EUR	200,000	268,069
Banca Monte dei Paschi di Siena SpA:
4.13%, 11/11/2013	EUR	100,000	123,345
4.75%, 4/30/2014	EUR	50,000	62,326
Banca Popolaire di Milano Scarl 4.00%, 4/15/2013	EUR	100,000	120,733
Banco Popolare SC 4.13%, 10/22/2014	EUR	150,000	173,456
Enel SpA 5.25%, 6/20/2017	EUR	100,000	130,023
ENI SpA:
3.50%, 1/29/2018	EUR	50,000	63,582
4.00%, 6/29/2020	EUR	50,000	63,371
4.13%, 9/16/2019	EUR	100,000	128,683

See accompanying notes to financial statements.

176

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

4.63%, 4/30/2013	EUR	100,000	$133,480
4.75%, 11/14/2017	EUR	50,000	67,909
5.00%, 1/28/2016	EUR	100,000	137,200
5.88%, 1/20/2014	EUR	50,000	68,753
Intesa Sanpaolo SpA:
3.38%, 1/19/2015	EUR	100,000	120,712
3.75%, 11/23/2016	EUR	100,000	116,282
4.00%, 11/8/2018	EUR	100,000	109,869
4.13%, 4/14/2020	EUR	100,000	106,162
4.75%, 6/15/2017	EUR	100,000	119,950
5.38%, 12/19/2013	EUR	150,000	193,819
Mediobanca SpA 4.88%, 12/20/2012	EUR	50,000	64,910
Telecom Italia SpA:
5.13%, 1/25/2016	EUR	100,000	123,484
5.25%, 2/10/2022	EUR	50,000	53,067
6.38%, 6/24/2019	GBP	100,000	141,594
7.38%, 12/15/2017	GBP	50,000	77,425
Terna Rete Elettrica Nazionale SpA 4.75%, 3/15/2021	EUR	100,000	120,076
UniCredit SpA:
3.63%, 8/21/2013	EUR	100,000	124,580
4.38%, 2/10/2014	EUR	100,000	124,629
4.88%, 2/12/2013	EUR	50,000	63,996
5.25%, 1/14/2014	EUR	100,000	126,997

			3,686,024

LUXEMBOURG — 1.9%
ArcelorMittal:
4.63%, 11/17/2017	EUR	50,000	60,679
8.25%, 6/3/2013	EUR	100,000	136,968
9.38%, 6/3/2016	EUR	50,000	72,060
Enel Finance International NV:
4.00%, 9/14/2016	EUR	100,000	128,060
5.63%, 8/14/2024	GBP	50,000	68,399
5.75%, 9/14/2040	GBP	100,000	123,201
Enel Finance International SA 5.00%, 9/14/2022	EUR	150,000	175,341
Glencore Finance Europe SA 5.25%, 3/22/2017	EUR	50,000	64,746
Novartis Finance SA 4.25%, 6/15/2016	EUR	100,000	143,226
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	50,000	56,907

			1,029,587

MEXICO — 0.3%
America Movil SAB de CV 3.75%, 6/28/2017	EUR	100,000	135,371

NETHERLANDS — 21.8%
ABN Amro Bank NV:
2.75%, 10/29/2013	EUR	200,000	258,602
3.63%, 10/6/2017	EUR	100,000	126,611
Allianz Finance II BV:
4.00%, 11/23/2016	EUR	100,000	137,734
4.75%, 7/22/2019	EUR	50,000	70,176
5.00%, 3/6/2013	EUR	100,000	134,451
BASF Finance Europe NV:
5.00%, 9/26/2014	EUR	50,000	70,837
5.13%, 6/9/2015	EUR	100,000	144,165
6.00%, 12/4/2013	EUR	100,000	141,000
Bayer Capital Corp. BV 4.63%, 9/26/2014	EUR	100,000	140,672
BMW Finance NV:
2.88%, 4/18/2013	EUR	50,000	66,126
3.25%, 1/28/2016	EUR	100,000	135,077
3.88%, 1/18/2017	EUR	100,000	136,895
4.00%, 9/17/2014	EUR	100,000	136,538
4.25%, 1/22/2014	EUR	100,000	136,164
8.88%, 9/19/2013	EUR	50,000	72,521
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.38%, 1/18/2016	EUR	350,000	465,432
3.88%, 4/20/2016	EUR	280,000	377,574
4.00%, 9/10/2015	GBP	100,000	162,547
4.13%, 1/12/2021	EUR	200,000	266,912
4.13%, 7/14/2025	EUR	410,000	535,249
4.25%, 4/22/2014	EUR	100,000	136,550
4.75%, 1/15/2018	EUR	200,000	279,937
4.75%, 6/6/2022	EUR	150,000	209,190
Daimler International Finance BV 7.88%, 1/16/2014	EUR	100,000	144,640
Deutsche Telekom International Finance BV:
4.00%, 1/19/2015	EUR	50,000	68,124
4.25%, 7/13/2022	EUR	100,000	133,906
4.50%, 10/25/2013	EUR	100,000	136,059
5.75%, 4/14/2015	EUR	100,000	143,547
6.00%, 1/20/2017	EUR	100,000	148,782
6.50%, 4/8/2022	GBP	50,000	91,197
Diageo Capital BV 5.50%, 7/1/2013	EUR	100,000	137,317
E.ON International Finance BV:
4.88%, 1/28/2014	EUR	50,000	69,174
5.13%, 5/7/2013	EUR	50,000	68,022
5.25%, 9/8/2015	EUR	50,000	72,409
5.50%, 1/19/2016	EUR	100,000	147,028
5.50%, 10/2/2017	EUR	150,000	224,246
5.75%, 5/7/2020	EUR	100,000	154,948
5.88%, 10/30/2037	GBP	50,000	90,190
6.00%, 10/30/2019	GBP	50,000	91,411
6.38%, 6/7/2032	GBP	50,000	94,995
6.75%, 1/27/2039	GBP	50,000	99,848
EADS Finance BV 4.63%, 8/12/2016	EUR	50,000	70,561
EDP Finance BV:
3.25%, 3/16/2015	EUR	50,000	55,507
4.75%, 9/26/2016	EUR	50,000	53,873
5.50%, 2/18/2014	EUR	50,000	62,723
Enel Finance International NV 4.63%, 6/24/2015	EUR	100,000	130,920
Fortis Bank Nederland NV:
4.00%, 2/3/2015	EUR	100,000	131,762
4.63%, 7/9/2014	EUR	100,000	134,148
Generali Finance BV 4.75%, 5/12/2014	EUR	100,000	130,106
HIT Finance BV 4.88%, 10/27/2021	EUR	100,000	112,859

See accompanying notes to financial statements.

177

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

ING Bank NV:
2.25%, 9/23/2013	EUR	100,000	$128,610
3.38%, 3/3/2015	EUR	200,000	259,672
ING Groep NV:
4.75%, 5/31/2017	EUR	100,000	128,674
5.63%, 9/3/2013	EUR	100,000	133,995
KBC Internationale Financieringsmaatschappij NV:
3.88%, 3/31/2015	EUR	50,000	59,669
4.50%, 9/17/2014	EUR	150,000	184,681
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	150,000	194,662
4.75%, 1/17/2017	EUR	100,000	140,446
Linde Finance BV 4.75%, 4/24/2017	EUR	50,000	72,496
Nomura Europe Finance NV 5.13%, 12/9/2014	EUR	100,000	131,954
Portugal Telecom International Finance BV 6.00%, 4/30/2013	EUR	50,000	63,812
Repsol International Finance BV:
4.63%, 10/8/2014	EUR	50,000	67,173
5.00%, 7/22/2013	EUR	50,000	66,835
6.50%, 3/27/2014	EUR	50,000	69,219
Royal Bank Of Scotland NV:
4.25%, 5/11/2016	EUR	50,000	60,913
4.75%, 1/4/2014	EUR	100,000	128,192
RWE Finance BV:
5.00%, 2/10/2015	EUR	150,000	212,935
5.75%, 11/20/2013	EUR	50,000	70,077
6.13%, 7/6/2039	GBP	50,000	92,973
6.25%, 6/3/2030	GBP	50,000	93,404
6.50%, 8/10/2021	EUR	50,000	80,665
Schlumberger Finance BV:
2.75%, 12/1/2015	EUR	50,000	67,095
4.50%, 3/25/2014	EUR	50,000	68,871
Shell International Finance BV:
3.00%, 5/14/2013	EUR	100,000	133,282
4.38%, 5/14/2018	EUR	100,000	145,557
4.50%, 2/9/2016	EUR	100,000	143,792
4.63%, 5/22/2017	EUR	100,000	146,544
Siemens Financieringsmaatschappij NV:
4.13%, 2/20/2013	EUR	100,000	134,281
5.13%, 2/20/2017	EUR	100,000	147,815
5.38%, 6/11/2014	EUR	50,000	71,293
5.63%, 6/11/2018	EUR	100,000	152,660
Telefonica Europe BV 5.13%, 2/14/2013	EUR	100,000	132,372
ThyssenKrupp Finance Nederland BV:
6.75%, 2/25/2013	EUR	50,000	67,824
8.50%, 2/25/2016	EUR	50,000	72,917
Volkswagen International Finance NV:
3.50%, 2/2/2015	EUR	100,000	135,059
4.88%, 5/22/2013	EUR	50,000	67,809
5.38%, 11/15/2013	EUR	100,000	137,953
7.00%, 2/9/2016	EUR	50,000	75,749

			11,681,192

NORWAY — 1.1%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	200,000	258,137
4.50%, 5/29/2014	EUR	100,000	135,462
5.88%, 6/20/2013	EUR	100,000	136,177
Telenor ASA 4.88%, 5/29/2017	EUR	50,000	73,287

			603,063

SPAIN — 5.4%
Abertis Infraestructuras SA:
4.63%, 10/14/2016	EUR	50,000	61,987
5.13%, 6/12/2017	EUR	50,000	62,084
BBVA Senior Finance SAU:
3.25%, 4/23/2015	EUR	100,000	122,564
3.88%, 8/6/2015	EUR	50,000	62,196
4.88%, 1/23/2014	EUR	150,000	195,396
Caja Ahorros Barcelona 3.75%, 11/5/2013	EUR	50,000	63,411
Criteria Caixacorp SA 4.13%, 11/20/2014	EUR	100,000	124,805
Gas Natural Capital Markets SA:
4.38%, 11/2/2016	EUR	50,000	63,207
5.25%, 7/9/2014	EUR	100,000	132,680
Iberdrola Finanzas SAU:
4.13%, 3/23/2020	EUR	50,000	61,112
4.88%, 3/4/2014	EUR	100,000	132,508
7.50%, 11/25/2015	EUR	50,000	72,676
Santander International Debt SA Unipersonal:
2.88%, 9/20/2013	EUR	100,000	126,258
3.50%, 8/12/2014	EUR	150,000	188,861
3.50%, 3/10/2015	EUR	100,000	123,570
3.75%, 2/28/2013	EUR	100,000	128,842
4.13%, 10/4/2017	EUR	100,000	121,696
Telefonica Emisiones SAU:
3.41%, 3/24/2015	EUR	50,000	62,760
3.66%, 9/18/2017	EUR	50,000	59,410
4.38%, 2/2/2016	EUR	100,000	128,300
4.67%, 2/7/2014	EUR	100,000	130,635
4.69%, 11/11/2019	EUR	100,000	121,907
4.75%, 2/7/2017	EUR	100,000	127,669
5.38%, 2/2/2018	GBP	50,000	76,749
5.43%, 2/3/2014	EUR	100,000	132,558
5.50%, 4/1/2016	EUR	100,000	132,655
5.58%, 6/12/2013	EUR	50,000	66,371

			2,882,867

SWEDEN — 2.5%
Nordea Bank AB:
2.75%, 8/11/2015	EUR	50,000	64,905
3.63%, 2/11/2016	EUR	100,000	132,456
3.75%, 2/24/2017	EUR	100,000	131,984
4.00%, 6/29/2020	EUR	50,000	65,196
4.50%, 5/12/2014	EUR	150,000	203,497
Skandinaviska Enskilda Banken AB 5.50%, 5/6/2014	EUR	100,000	137,033
Svenska Handelsbanken AB:
3.75%, 2/24/2017	EUR	50,000	66,532
4.38%, 10/20/2021	EUR	100,000	134,491

See accompanying notes to financial statements.

178

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

4.88%, 3/25/2014	EUR	150,000	$205,373
Swedbank AB 3.13%, 3/4/2013	EUR	100,000	130,942
Volvo Treasury AB 5.00%, 5/31/2017	EUR	50,000	67,082

			1,339,491

SWITZERLAND — 0.8%
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	70,000	88,735
Swisscom AG 3.25%, 9/14/2018	CHF	80,000	93,685
UBS AG/London:
5.63%, 5/19/2014	EUR	50,000	68,914
6.63%, 4/11/2018	GBP	100,000	173,455

			424,789

UNITED KINGDOM — 14.7%
Abbey National Treasury Services PLC/London 3.38%, 10/20/2015	EUR	150,000	182,010
Anglo American Capital PLC 5.88%, 4/17/2015	EUR	50,000	71,526
Bank of Scotland PLC 5.63%, 5/23/2013	EUR	50,000	65,930
Barclays Bank PLC:
3.50%, 3/18/2015	EUR	150,000	192,528
4.00%, 1/20/2017	EUR	100,000	128,507
4.88%, 8/13/2019	EUR	150,000	194,564
5.25%, 5/27/2014	EUR	150,000	201,967
5.75%, 8/17/2021	GBP	50,000	77,975
BAT International Finance PLC:
5.38%, 6/29/2017	EUR	50,000	73,003
5.88%, 3/12/2015	EUR	100,000	144,205
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	100,000	130,166
5.13%, 12/1/2025	GBP	50,000	86,703
BP Capital Markets PLC:
3.10%, 10/7/2014	EUR	100,000	134,495
3.83%, 10/6/2017	EUR	50,000	68,968
British Telecommunications PLC:
5.25%, 1/22/2013	EUR	50,000	67,089
6.50%, 7/7/2015	EUR	100,000	146,590
Centrica PLC 7.00%, 9/19/2033	GBP	50,000	101,693
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	100,000	129,170
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	100,000	131,336
4.75%, 8/5/2019	EUR	150,000	202,674
5.13%, 9/18/2017	EUR	100,000	138,641
6.13%, 8/5/2013	EUR	250,000	341,550
Diageo Finance PLC 6.63%, 12/5/2014	EUR	50,000	73,822
GlaxoSmithKline Capital PLC:
3.88%, 7/6/2015	EUR	100,000	139,254
5.25%, 12/19/2033	GBP	100,000	184,767
5.25%, 4/10/2042	GBP	50,000	91,868
5.63%, 12/13/2017	EUR	100,000	153,394
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	50,000	64,406
3.75%, 11/30/2016	EUR	100,000	133,964
3.88%, 10/24/2018	EUR	100,000	133,466
4.00%, 1/15/2021	EUR	100,000	131,883
HSBC Holdings PLC 4.50%, 4/30/2014	EUR	50,000	67,860
Imperial Tobacco Finance PLC:
4.38%, 11/22/2013	EUR	50,000	67,112
8.38%, 2/17/2016	EUR	100,000	153,844
9.00%, 2/17/2022	GBP	50,000	104,571
Lloyds TSB Bank PLC:
3.75%, 9/7/2015	EUR	150,000	183,952
5.38%, 9/3/2019	EUR	100,000	125,251
6.38%, 6/17/2016	EUR	150,000	200,759
6.50%, 9/17/2040	GBP	50,000	71,978
Nationwide Building Society 3.75%, 1/20/2015	EUR	100,000	127,882
SABMiller PLC 4.50%, 1/20/2015	EUR	50,000	68,904
Scottish & Southern Energy PLC 5.75%, 2/5/2014	GBP	50,000	83,831
Standard Chartered PLC:
3.63%, 12/15/2015	EUR	50,000	65,783
5.75%, 4/30/2014	EUR	150,000	207,395
Tesco PLC:
5.88%, 9/12/2016	EUR	50,000	75,481
6.13%, 2/24/2022	GBP	50,000	91,731
The Royal Bank of Scotland Group PLC:
4.75%, 5/18/2016	EUR	150,000	185,229
4.88%, 7/15/2015	EUR	50,000	62,947
4.88%, 1/20/2017	EUR	100,000	122,630
5.25%, 5/15/2013	EUR	150,000	194,749
5.38%, 9/30/2019	EUR	100,000	120,342
5.75%, 5/21/2014	EUR	100,000	129,995
6.63%, 9/17/2018	GBP	100,000	159,293
6.88%, 5/17/2025	GBP	50,000	75,220
UBS AG/London:
3.50%, 7/15/2015	EUR	100,000	132,489
4.88%, 1/21/2013	EUR	120,000	158,621
6.00%, 4/18/2018	EUR	100,000	143,279
6.25%, 9/3/2013	EUR	100,000	137,438
Virgin Media Secured Finance PLC 7.00%, 1/15/2018	GBP	50,000	82,367
Vodafone Group PLC:
4.63%, 9/8/2014	GBP	50,000	83,336
4.65%, 1/20/2022	EUR	50,000	72,055
6.25%, 1/15/2016	EUR	50,000	75,079
6.88%, 12/4/2013	EUR	100,000	143,131

			7,892,648

UNITED STATES — 15.7%
3M Co. 5.00%, 7/14/2014	EUR	50,000	70,504
American Express Credit Corp. 5.38%, 10/1/2014	GBP	50,000	81,855
ASIF III Jersey, Ltd. 4.75%, 9/11/2013	EUR	50,000	64,995

See accompanying notes to financial statements.

179

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

AT&T, Inc.:
4.38%, 3/15/2013	EUR	50,000	$67,101
5.88%, 4/28/2017	GBP	50,000	89,679
6.13%, 4/2/2015	EUR	100,000	146,529
7.00%, 4/30/2040	GBP	50,000	104,801
BAA Funding, Ltd. 6.75%, 12/3/2026	GBP	100,000	180,828
Bank of America Corp.:
4.63%, 2/18/2014	EUR	50,000	62,803
4.63%, 8/7/2017	EUR	100,000	116,122
4.75%, 4/3/2017	EUR	100,000	117,831
5.13%, 9/26/2014	EUR	100,000	125,696
6.13%, 9/15/2021	GBP	50,000	70,305
7.00%, 6/15/2016	EUR	100,000	131,676
7.00%, 7/31/2028	GBP	50,000	73,565
BMW US Capital LLC 5.00%, 5/28/2015	EUR	100,000	141,262
Citigroup, Inc.:
3.50%, 8/5/2015	EUR	50,000	62,461
3.95%, 10/10/2013	EUR	50,000	64,598
4.00%, 11/26/2015	EUR	100,000	126,777
4.38%, 1/30/2017	EUR	100,000	126,618
4.75%, 11/12/2013	EUR	50,000	65,437
5.00%, 8/2/2019	EUR	150,000	190,703
6.40%, 3/27/2013	EUR	100,000	133,192
6.80%, 6/25/2038	GBP	50,000	79,864
7.38%, 6/16/2014	EUR	100,000	138,592
7.38%, 9/4/2019	EUR	50,000	72,960
7.63%, 4/3/2018	GBP	50,000	88,092
Daimler Finance North America LLC 4.38%, 3/21/2013	EUR	100,000	133,846
HSBC Finance Corp.:
3.75%, 11/4/2015	EUR	50,000	64,882
4.88%, 5/30/2017	EUR	50,000	67,183
Johnson & Johnson 4.75%, 11/6/2019	EUR	50,000	75,466
JPMorgan Chase & Co.:
3.88%, 9/23/2020	EUR	50,000	62,997
5.25%, 5/8/2013	EUR	100,000	134,479
5.25%, 1/14/2015	EUR	150,000	207,499
6.13%, 4/1/2014	EUR	100,000	138,772
Merck & Co., Inc. 5.38%, 10/1/2014	EUR	100,000	142,874
Merrill Lynch & Co., Inc.:
4.45%, 1/31/2014	EUR	50,000	61,821
4.63%, 10/2/2013	EUR	100,000	125,193
4.88%, 5/30/2014	EUR	50,000	61,831
6.75%, 5/21/2013	EUR	100,000	129,721
7.75%, 4/30/2018	GBP	50,000	76,583
Morgan Stanley:
4.00%, 11/17/2015	EUR	100,000	118,901
4.50%, 10/29/2014	EUR	100,000	124,859
4.50%, 2/23/2016	EUR	100,000	119,593
5.38%, 8/10/2020	EUR	100,000	114,499
5.50%, 10/2/2017	EUR	50,000	59,807
NYSE Euronext 5.38%, 6/30/2015	EUR	50,000	69,149
Pfizer, Inc.:
3.63%, 6/3/2013	EUR	100,000	133,852
4.75%, 6/3/2016	EUR	100,000	144,168
5.75%, 6/3/2021	EUR	100,000	157,377
6.50%, 6/3/2038	GBP	100,000	214,205
Roche Holdings, Inc.:
4.63%, 3/4/2013	EUR	200,000	269,084
5.50%, 3/4/2015	GBP	50,000	87,504
5.63%, 3/4/2016	EUR	150,000	223,950
6.50%, 3/4/2021	EUR	150,000	250,483
The Goldman Sachs Group, Inc.:
3.75%, 2/4/2013	EUR	100,000	128,104
4.00%, 2/2/2015	EUR	80,000	99,452
4.38%, 3/16/2017	EUR	100,000	121,557
4.50%, 1/30/2017	EUR	50,000	61,436
4.75%, 1/28/2014	EUR	100,000	129,211
5.13%, 10/16/2014	EUR	100,000	129,919
5.13%, 10/23/2019	EUR	50,000	61,020
5.38%, 2/15/2013	EUR	100,000	130,236
6.38%, 5/2/2018	EUR	100,000	133,139
The Procter & Gamble Co.:
3.38%, 12/7/2012	EUR	100,000	132,716
4.88%, 5/11/2027	EUR	100,000	151,367
5.13%, 10/24/2017	EUR	50,000	75,554
Toyota Motor Credit Corp. 6.63%, 2/3/2016	EUR	100,000	152,737
Wal-Mart Stores, Inc.:
4.88%, 1/19/2039	GBP	100,000	175,472
5.25%, 9/28/2035	GBP	100,000	183,887
Wells Fargo & Co.:
4.13%, 11/3/2016	EUR	50,000	67,797
4.63%, 11/2/2035	GBP	50,000	74,027
Zurich Finance USA, Inc. 4.50%, 9/17/2014	EUR	50,000	68,028

			8,441,083

TOTAL CORPORATE BONDS & NOTES —
(Cost $55,251,794)			51,766,112

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund 0.15% (b)(c)(d) (Cost $10,072)		10,072	10,072

TOTAL INVESTMENTS — 96.6% (e)
(Cost $55,261,866)			51,776,184
OTHER ASSETS & LIABILITIES — 3.4%			1,820,853

NET ASSETS — 100.0%			$53,597,037

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

180

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

At December 31, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

1/6/2012	106,400,000	JPY	1,045,450	EUR	$(25,749)	JPMorgan Chase Bank
1/6/2012	980,798	EUR	101,400,000	JPY	44,691	Westpac Banking Corp.
1/6/2012	47,872	EUR	5,000,000	JPY	2,840	Credit Suisse London
2/6/2012	978,882	EUR	99,400,000	JPY	21,539	JPMorgan Chase Bank

					$43,321

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen

See accompanying notes to financial statements.

181

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 95.6%
BRAZIL — 11.8%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 1/1/2013 (a)	BRL	810,000	$394,542
Zero Coupon, 7/1/2013 (a)	BRL	1,075,000	497,997
Zero Coupon, 1/1/2015 (a)	BRL	500,000	196,514
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2013	BRL	1,520,000	814,489
10.00%, 1/1/2014	BRL	2,800,000	1,486,763
10.00%, 1/1/2015	BRL	1,650,000	866,460
10.00%, 1/1/2017	BRL	1,750,000	901,734
10.00%, 1/1/2021	BRL	380,000	189,802
Brazilian Government International Bond 10.25%, 1/10/2028	BRL	250,000	152,794

			5,501,095

CHILE — 2.0%
Bonos del Banco Central de Chile en Pesos:
6.00%, 2/1/2016 (b)	CLP	95,000,000	194,784
8.00%, 6/1/2014	CLP	215,000,000	442,748
Chile Government International Bond 5.50%, 8/5/2020	CLP	150,000,000	300,318

			937,850

COLOMBIA — 4.6%
Colombia Government International Bond:
7.75%, 4/14/2021	COP	250,000,000	154,179
9.85%, 6/28/2027	COP	90,000,000	65,361
12.00%, 10/22/2015	COP	1,080,000,000	714,577
Colombian TES:
10.00%, 7/24/2024	COP	500,000,000	305,932
11.00%, 7/24/2020	COP	500,000,000	310,859
13.50%, 9/12/2014	COP	1,000,000,000	602,373

			2,153,281

CZECH REPUBLIC — 4.6%
Czech Republic Government Bond:
2.75%, 3/31/2014	CZK	1,700,000	87,902
2.80%, 9/16/2013	CZK	2,850,000	147,539
3.40%, 9/1/2015	CZK	5,500,000	289,372
3.70%, 6/16/2013	CZK	1,800,000	94,264
3.85%, 9/29/2021	CZK	6,100,000	316,381
4.00%, 4/11/2017	CZK	3,700,000	197,934
4.20%, 12/4/2036	CZK	2,400,000	120,481
4.60%, 8/18/2018	CZK	2,900,000	159,679
5.00%, 4/11/2019	CZK	2,500,000	141,217
5.70%, 5/25/2024	CZK	5,700,000	341,995
6.95%, 1/26/2016	CZK	4,300,000	255,480

			2,152,244

EGYPT — 2.6%
Egypt Government International Bond 5.75%, 4/29/2020 (c)	USD	500,000	426,250
Egypt Treasury Bills:
Zero Coupon, 6/12/2012 (a)	EGP	2,000,000	310,044
Zero Coupon, 9/11/2012 (a)	EGP	3,000,000	450,243

			1,186,537

HUNGARY — 3.3%
Hungary Government Bond:
5.50%, 2/12/2016	HUF	72,000,000	258,428
6.00%, 11/24/2023	HUF	9,000,000	27,871
6.75%, 2/24/2017	HUF	67,000,000	246,323
6.75%, 11/24/2017	HUF	20,000,000	71,365
7.50%, 10/24/2013	HUF	31,000,000	125,203
7.50%, 11/12/2020	HUF	80,200,000	284,883
8.00%, 2/12/2015	HUF	69,500,000	275,983
Republic of Hungary 6.75%, 2/12/2013	HUF	61,500,000	248,671

			1,538,727

INDONESIA — 4.5%
Indonesia Treasury Bond:
7.38%, 9/15/2016	IDR	470,000,000	56,068
8.25%, 7/15/2021	IDR	3,840,000,000	487,319
8.25%, 6/15/2032	IDR	500,000,000	61,906
8.38%, 9/15/2026	IDR	500,000,000	63,890
9.00%, 9/15/2013	IDR	1,530,000,000	179,945
9.50%, 7/15/2031	IDR	2,180,000,000	301,170
9.75%, 5/15/2037	IDR	1,250,000,000	175,869
10.00%, 9/15/2024	IDR	1,000,000,000	142,468
10.00%, 2/15/2028	IDR	1,400,000,000	198,287
11.00%, 11/15/2020	IDR	2,900,000,000	426,496

			2,093,418

ISRAEL — 4.4%
Israel Government Bond — Fixed:
4.25%, 8/31/2016	ILS	1,150,000	311,041
4.50%, 1/30/2015	ILS	2,040,000	556,953
5.00%, 3/31/2013	ILS	680,000	182,862
5.00%, 1/31/2020	ILS	650,000	178,521
5.50%, 2/28/2017	ILS	500,000	142,522
5.50%, 1/31/2022	ILS	370,000	104,163
6.00%, 2/28/2019	ILS	700,000	204,991
6.25%, 10/30/2026	ILS	710,000	210,048
Israel Government Bond — Shahar 7.50%, 3/31/2014	ILS	550,000	158,293

			2,049,394

MALAYSIA — 6.3%
Malaysia Government Bond:
3.43%, 8/15/2014	MYR	1,330,000	423,713
3.50%, 5/31/2027	MYR	600,000	179,455
3.70%, 2/25/2013	MYR	510,000	162,312
3.74%, 2/27/2015	MYR	1,825,000	586,564
4.01%, 9/15/2017	MYR	970,000	315,368
4.16%, 7/15/2021	MYR	840,000	275,170
4.23%, 6/30/2031	MYR	100,000	32,270
4.26%, 9/15/2016	MYR	1,360,000	446,496
4.38%, 11/29/2019	MYR	840,000	279,459

See accompanying notes to financial statements.

182

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

4.39%, 4/15/2026	MYR	200,000	$66,411
4.50%, 4/15/2030	MYR	100,000	33,456
5.09%, 4/30/2014	MYR	450,000	148,597

			2,949,271

MEXICO — 7.9%
Mexican Bonos:
6.00%, 6/18/2015	MXN	7,100,000	520,998
6.50%, 6/10/2021	MXN	2,200,000	157,417
7.50%, 6/3/2027	MXN	5,920,000	438,710
7.75%, 12/14/2017	MXN	1,700,000	133,488
8.00%, 6/11/2020	MXN	5,400,000	428,940
8.50%, 5/31/2029	MXN	4,100,000	325,413
8.50%, 11/18/2038	MXN	3,000,000	232,019
9.00%, 6/20/2013	MXN	3,300,000	250,340
9.50%, 12/18/2014	MXN	7,000,000	561,039
10.00%, 11/20/2036	MXN	2,800,000	248,504
United Mexican States:
7.00%, 6/19/2014	MXN	3,100,000	232,247
7.25%, 12/15/2016	MXN	1,800,000	138,068

			3,667,183

PERU — 2.4%
Peru Government Bond:
6.95%, 8/12/2031	PEN	250,000	97,478
7.84%, 8/12/2020	PEN	320,000	135,310
8.20%, 8/12/2026	PEN	880,000	389,498
Peruvian Government International Bond:
6.85%, 2/12/2042	PEN	520,000	196,893
7.84%, 8/12/2020	PEN	250,000	105,711
8.60%, 8/12/2017	PEN	200,000	87,684
9.91%, 5/5/2015	PEN	195,000	84,284

			1,096,858

PHILIPPINES — 4.2%
Philippine Government Bond:
5.88%, 1/31/2018	PHP	900,000	21,788
5.88%, 12/16/2020	PHP	2,000,000	48,380
6.25%, 1/27/2014	PHP	1,200,000	29,418
7.00%, 1/27/2016	PHP	13,700,000	342,438
7.75%, 2/18/2020	PHP	3,100,000	83,981
7.88%, 2/19/2019	PHP	8,500,000	229,643
8.00%, 7/19/2031	PHP	13,187,338	365,981
8.13%, 12/16/2035	PHP	18,200,000	509,262
8.38%, 5/22/2015	PHP	4,000,000	103,987
8.75%, 3/3/2013	PHP	4,200,000	103,217
Philippine Government International Bond 4.95%, 1/15/2021	PHP	5,000,000	115,722

			1,953,817

POLAND — 7.4%
Poland Government Bond:
5.00%, 4/25/2016	PLN	2,150,000	620,654
5.25%, 4/25/2013	PLN	1,220,000	357,763
5.25%, 10/25/2017	PLN	900,000	259,127
5.25%, 10/25/2020	PLN	1,540,000	430,121
5.50%, 4/25/2015	PLN	1,820,000	537,158
5.75%, 10/25/2021	PLN	1,000,000	288,298
5.75%, 4/25/2029	PLN	580,000	164,122
Republic of Poland Zero Coupon, 7/25/2013 (d)(a)	PLN	2,830,000	766,600

			3,423,843

RUSSIA — 3.7%
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018 (c)	RUB	55,000,000	1,737,851

SOUTH AFRICA — 4.5%
Republic of South Africa:
7.50%, 1/15/2014	ZAR	800,000	101,806
8.25%, 9/15/2017	ZAR	2,900,000	373,537
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	1,900,000	173,564
6.75%, 3/31/2021	ZAR	4,000,000	457,156
7.00%, 2/28/2031	ZAR	1,000,000	102,398
7.25%, 1/15/2020	ZAR	2,450,000	291,782
10.50%, 12/21/2026	ZAR	1,500,000	217,250
13.50%, 9/15/2015	ZAR	2,620,000	395,171

			2,112,664

SOUTH KOREA — 12.4%
Korea Treasury Bond:
3.00%, 12/10/2013	KRW	380,000,000	327,829
3.50%, 6/10/2014	KRW	370,000,000	322,349
3.75%, 6/10/2013	KRW	1,070,000,000	933,423
4.00%, 3/10/2016	KRW	500,000,000	443,034
4.25%, 9/10/2014	KRW	530,000,000	470,448
4.25%, 6/10/2021	KRW	400,000,000	359,969
4.75%, 12/10/2030	KRW	290,000,000	276,390
5.00%, 6/10/2020	KRW	150,000,000	141,708
5.25%, 3/10/2013	KRW	770,000,000	682,598
5.25%, 9/10/2015	KRW	590,000,000	543,345
5.50%, 12/10/2029	KRW	280,000,000	289,918
5.75%, 9/10/2018	KRW	1,010,000,000	984,316

			5,775,327

THAILAND — 4.6%
Thailand Government Bond:
2.80%, 10/10/2017	THB	4,500,000	139,285
3.13%, 12/11/2015	THB	3,050,000	96,518
3.63%, 5/22/2015	THB	16,400,000	527,729
3.65%, 12/17/2021	THB	1,000,000	32,660
3.65%, 6/20/2031	THB	1,000,000	30,922
3.85%, 12/12/2025	THB	2,500,000	81,240
3.88%, 6/13/2019	THB	1,000,000	33,106
4.13%, 11/18/2016	THB	4,500,000	148,497
4.25%, 3/13/2013	THB	4,600,000	147,690
4.88%, 6/22/2029	THB	7,500,000	271,460
5.13%, 3/13/2018	THB	2,500,000	87,411
5.40%, 7/27/2016	THB	1,100,000	38,108
5.67%, 3/13/2028	THB	1,700,000	67,126
5.85%, 3/31/2021	THB	11,700,000	442,415

			2,144,167

TURKEY — 4.4%
Turkey Government Bond:
Zero Coupon, 11/7/2012 (a)	TRY	650,000	313,553

See accompanying notes to financial statements.

183

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

Zero Coupon, 2/20/2013 (a)	TRY	640,000	$300,514
Zero Coupon, 5/15/2013 (a)	TRY	720,000	330,340
8.00%, 10/9/2013	TRY	930,000	471,254
9.00%, 1/27/2016	TRY	910,000	462,565
10.50%, 1/15/2020	TRY	330,000	180,062

			2,058,288

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $48,106,657)			44,531,815

	Shares
SHORT TERM INVESTMENTS — 4.0%
MONEY MARKET FUNDS — 4.0%
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)		958,796	958,796
State Street Navigator Securities Lending Prime Portfolio (e)(g)		912,400	912,400

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $1,871,196)			1,871,196

TOTAL INVESTMENTS — 99.6% (i)
(Cost $49,977,853)			46,403,011
OTHER ASSETS & LIABILITIES — 0.4%			180,904

NET ASSETS — 100.0%			$46,583,915

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(c)	A portion of the security was on loan at December 31, 2011.
(d)	Non-income producing security.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.
(h)	Value is determined based on Level 1 inputs. (Note 2)
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

184

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

At December 31, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2011	for U.S. $	(Depreciation)	Counterparty

1/10/2012	496,160	BRL	$265,639	$(276,411)	$(10,772)	UBS AG London
1/10/2012	4,410,000	EGP	726,552	(718,944)	7,608	UBS AG London
1/10/2012	510,000	EGP	84,023	(83,231)	792	UBS AG London
1/10/2012	12,000,000	RUB	373,564	(386,966)	(13,402)	UBS AG London
1/10/2012	3,850,000	RUB	119,852	(124,230)	(4,378)	UBS AG London
2/8/2012	4,920,000	EGP	787,289	(787,610)	(321)	UBS AG London
2/8/2012	14,350,000	RUB	445,110	(448,832)	(3,722)	UBS AG London

					$(24,195)

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2011	for U.S. $	(Depreciation)	Counterparty

1/10/2012	496,160	BRL	$265,638	$273,689	$8,051	UBS AG London
1/10/2012	4,920,000	EGP	810,575	807,725	(2,850)	UBS AG London
1/10/2012	1,500,000	RUB	46,696	48,498	1,802	UBS AG London
1/10/2012	14,350,000	RUB	446,720	450,643	3,923	UBS AG London
2/8/2012	2,615,000	RUB	81,111	80,335	(776)	UBS AG London

					$10,150

					$(14,045)

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
EGP — Egyptian Pound
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

185

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.5%
AEROSPACE & DEFENSE — 2.0%
BE Aerospace, Inc.:
6.88%, 10/1/2020	$26,058,000	$28,403,220
8.50%, 7/1/2018	4,000,000	4,380,000
Bombardier, Inc. 7.75%, 3/15/2020 (a)	36,580,000	39,872,200
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	27,975,000	28,674,375
TransDigm, Inc. 7.75%, 12/15/2018	69,648,000	74,871,600

		176,201,395

AIRLINES — 1.0%
Air Canada 9.25%, 8/1/2015 (a)	26,685,000	23,349,375
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	38,890,000	37,042,725
Delta Air Lines, Inc. 9.50%, 9/15/2014 (a)	29,116,000	29,989,480

		90,381,580

AUTO COMPONENTS — 1.4%
Exide Technologies 8.63%, 2/1/2018	29,222,000	22,500,940
The Goodyear Tire & Rubber Co.:
8.25%, 8/15/2020	36,742,000	40,048,780
10.50%, 5/15/2016	6,278,000	6,921,495
Tomkins LLC/Tomkins, Inc. 9.00%, 10/1/2018	48,587,000	53,870,836

		123,342,051

AUTOMOBILES — 1.2%
Chrysler Group LLC/CG, Inc. 8.25%, 6/15/2021 (a)	74,045,000	67,380,950
Navistar International Corp. 8.25%, 11/1/2021	39,476,000	41,992,595

		109,373,545

BUILDING PRODUCTS — 1.4%
Associated Materials LLC 9.13%, 11/1/2017	30,320,000	26,454,200
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	40,810,000	42,850,500
Ply Gem Industries, Inc. 8.25%, 2/15/2018	35,355,000	30,803,044
Texas Industries, Inc. 9.25%, 8/15/2020	29,800,000	26,671,000

		126,778,744

CAPITAL MARKETS — 0.7%
Offshore Group Investments, Ltd. 11.50%, 8/1/2015	55,540,000	60,052,625

CHEMICALS — 3.5%
Ashland, Inc. 9.13%, 6/1/2017	28,085,000	31,314,775
Celanese US Holdings LLC 6.63%, 10/15/2018	25,762,000	27,372,125
CF Industries, Inc. 7.13%, 5/1/2020	36,185,000	42,788,762
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	42,985,000	40,298,438
Huntsman International LLC 5.50%, 6/30/2016	26,590,000	26,058,200
Lyondell Chemical Co. 11.00%, 5/1/2018	72,706,736	79,432,109
LyondellBasell Industries NV 6.00%, 11/15/2021 (a)	22,060,000	22,887,250
Momentive Performance Materials, Inc. 9.00%, 1/15/2021	26,200,000	19,912,000
Nalco Co. 6.63%, 1/15/2019 (a)	13,474,000	15,596,155

		305,659,814

COMMERCIAL SERVICES & SUPPLIES — 1.8%
ARAMARK Holdings Corp. PIK 8.63%, 5/1/2016 (a)	27,307,000	28,126,210
Interactive Data Corp. 10.25%, 8/1/2018	25,885,000	28,344,075
RR Donnelley & Sons Co. 7.25%, 5/15/2018	26,700,000	25,899,000
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.25%, 2/1/2021	31,340,000	31,731,750
The Hertz Corp.:
6.75%, 4/15/2019	22,975,000	23,032,438
7.50%, 10/15/2018	19,540,000	20,419,300

		157,552,773

COMPUTERS & PERIPHERALS — 1.5%
Fidelity National Information Services, Inc. 7.63%, 7/15/2017	25,215,000	27,295,237
iGate Corp. 9.00%, 5/1/2016 (a)	32,530,000	33,587,225
Seagate HDD Cayman:
6.88%, 5/1/2020	6,795,000	6,981,863
7.75%, 12/15/2018 (a)	24,300,000	25,849,125
SunGard Data Systems, Inc. 7.38%, 11/15/2018	38,895,000	39,818,756

		133,532,206

CONSTRUCTION MATERIALS — 0.3%
Vulcan Materials Co. 7.50%, 6/15/2021	27,000,000	29,160,000

CONTAINERS & PACKAGING — 1.5%
Berry Plastics Corp. 9.75%, 1/15/2021	36,200,000	36,109,500
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021 (b)	30,530,000	31,903,850
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	25,645,000	28,081,275
Sealed Air Corp. 8.38%, 9/15/2021 (a)	32,182,000	35,561,110

		131,655,735

See accompanying notes to financial statements.

186

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

DISTRIBUTORS — 0.5%
McJunkin Red Man Corp. 9.50%, 12/15/2016	$46,861,000	$47,563,915

DIVERSIFIED CONSUMER SERVICES — 0.7%
Reynolds Group Issuer, Inc. 9.00%, 4/15/2019 (a)	65,330,000	62,063,500

DIVERSIFIED FINANCIAL SERVICES — 7.2%
Ally Financial, Inc.:
8.00%, 11/1/2031	27,495,000	26,532,675
8.30%, 2/12/2015	54,750,000	57,761,250
CEVA Group PLC 11.50%, 4/1/2018 (a)	29,475,000	26,601,187
CIT Group, Inc.:
7.00%, 5/1/2017	96,630,000	96,630,000
7.00%, 5/2/2017 (a)	80,500,000	80,399,375
Ford Motor Credit Co. LLC:
5.88%, 8/2/2021	12,700,000	13,236,042
7.00%, 4/15/2015	74,270,000	79,840,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	65,080,000	67,683,200
International Lease Finance Corp. 8.75%, 3/15/2017	65,895,000	67,871,850
Mizuho Capital Investment USD 2, Ltd. 14.95%, 12/31/2049 (a)(c)	37,155,000	45,170,077
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	27,948,000	31,930,590
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)	43,120,000	42,473,200

		636,129,696

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.4%
Cricket Communications, Inc. 7.75%, 10/15/2020	70,100,000	61,337,500
EH Holding Corp. 6.50%, 6/15/2019 (a)	49,376,000	51,474,480
Frontier Communications Corp.:
8.25%, 4/15/2017	3,300,000	3,374,250
8.50%, 4/15/2020	44,500,000	45,556,875
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	27,900,000	29,155,500
Intelsat Jackson Holdings SA 7.25%, 4/1/2019 (a)	62,650,000	63,589,750
Level 3 Financing, Inc.:
8.13%, 7/1/2019 (a)	38,855,000	38,272,175
10.00%, 2/1/2018	12,325,000	13,064,500
Virgin Media Finance PLC 9.50%, 8/15/2016	58,644,000	65,827,890
West Corp. 7.88%, 1/15/2019	27,720,000	27,512,100
Wind Acquisition Finance SA 11.75%, 7/15/2017 (a)	86,773,000	77,661,835

		476,826,855

ELECTRIC UTILITIES — 4.4%
Calpine Corp.:
7.25%, 10/15/2017 (a)	6,780,000	7,119,000
7.50%, 2/15/2021 (a)	79,855,000	85,444,850
Commonwealth Edison Co., Series 1 5.88%, 2/1/2033	75,000	90,744
Dubai Electricity & Water Authority:
7.38%, 10/21/2020 (a)	26,500,000	27,162,500
8.50%, 4/22/2015 (a)	31,975,000	34,533,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020	96,960,000	102,292,800
GenOn Energy, Inc. 9.50%, 10/15/2018	28,880,000	29,241,000
NRG Energy, Inc.:
7.63%, 1/15/2018	10,550,000	10,550,000
7.88%, 5/15/2021 (a)	33,550,000	32,711,250
8.50%, 6/15/2019	7,015,000	7,120,225
The AES Corp. 7.38%, 7/1/2021 (a)	44,836,000	48,310,790

		384,576,159

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019	48,385,000	48,747,888
NXP BV/NXP Funding LLC, Series 1 9.75%, 8/1/2018 (a)	42,495,000	46,319,550

		95,067,438

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	28,000,000	28,000,000

FOOD PRODUCTS — 1.6%
Bumble Bee Acquisition Corp. 9.00%, 12/15/2017 (a)	17,759,000	18,025,385
Del Monte Corp. 7.63%, 2/15/2019	55,585,000	53,361,600
JBS USA LLC/JBS USA Finance, Inc. 11.63%, 5/1/2014	30,061,000	34,081,659
Smithfield Foods, Inc. 10.00%, 7/15/2014	26,931,000	31,307,287

		136,775,931

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Kinetic Concepts, Inc. 10.50%, 11/1/2018 (a)	75,610,000	74,097,800

HEALTH CARE PROVIDERS & SERVICES — 5.7%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	29,650,000	30,613,625
CHS/Community Health Systems, Inc. 8.00%, 11/15/2019 (a)	45,340,000	45,793,400
DaVita, Inc. 6.63%, 11/1/2020	33,200,000	34,113,000
Emergency Medical Services Corp. 8.13%, 6/1/2019	41,683,000	41,578,792
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	28,350,000	28,314,563

See accompanying notes to financial statements.

187

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

HCA, Inc. 6.50%, 2/15/2020	$130,236,000	$135,119,850
Health Management Associates, Inc. 7.38%, 1/15/2020 (a)	34,255,000	35,625,200
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	35,950,000	31,366,375
Multiplan, Inc. 9.88%, 9/1/2018 (a)	28,325,000	29,458,000
Tenet Healthcare Corp. 8.88%, 7/1/2019	40,454,000	45,409,615
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Series 1 8.00%, 2/1/2018	51,035,000	50,652,237

		508,044,657

HOTELS, RESTAURANTS & LEISURE — 3.6%
Ameristar Casinos, Inc. 7.50%, 4/15/2021	35,289,000	36,347,670
Burger King Corp. 9.88%, 10/15/2018	35,355,000	38,492,756
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 1/15/2016 (a)	39,000,000	39,975,000
Harrah’s Operating Co., Inc. 10.00%, 12/15/2018	144,272,000	98,826,320
MGM Resorts International 11.13%, 11/15/2017	36,940,000	42,111,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	58,320,000	64,735,200

		320,488,546

HOUSEHOLD DURABLES — 1.1%
K Hovnanian Enterprises, Inc. 10.63%, 10/15/2016	35,375,000	28,211,562
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019 (a)	32,020,000	29,938,700
Spectrum Brands Holdings, Inc. 9.50%, 6/15/2018	32,233,000	35,254,844

		93,405,106

INDUSTRIAL CONGLOMERATES — 0.6%
RBS Global, Inc./Rexnord LLC 8.50%, 5/1/2018	49,840,000	52,830,400

INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc. 8.13%, 3/1/2018	34,005,000	37,065,450

IT SERVICES — 1.6%
First Data Corp. 12.63%, 1/15/2021	128,268,000	111,593,160
GXS Worldwide, Inc. 9.75%, 6/15/2015	30,215,000	27,948,875

		139,542,035

MACHINERY — 1.8%
Case New Holland, Inc. 7.88%, 12/1/2017	65,775,000	74,325,750
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021 (a)	29,440,000	28,851,200
SPX Corp. 6.88%, 9/1/2017	26,940,000	29,095,200
The Manitowoc Co, Inc. 8.50%, 11/1/2020	28,055,000	29,562,956

		161,835,106

MEDIA — 7.9%
AMC Entertainment, Inc. 9.75%, 12/1/2020	26,243,000	24,930,850
AMC Networks, Inc. 7.75%, 7/15/2021 (a)	31,778,000	34,558,575
Cablevision Systems Corp. 8.63%, 9/15/2017	30,158,000	33,399,985
CCH II LLC/CH II Capital Corp. 13.50%, 11/30/2016	44,897,212	51,856,280
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.63%, 11/15/2017 (a)	78,845,000	83,575,700
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/2017	89,120,000	96,249,600
CSC Holdings LLC 6.75%, 11/15/2021 (a)	11,685,000	12,298,463
Cumulus Media, Inc. 7.75%, 5/1/2019 (a)	28,545,000	25,333,687
DISH DBS Corp.:
6.75%, 6/1/2021	79,134,000	85,266,885
7.88%, 9/1/2019	8,290,000	9,367,700
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	47,250,000	51,030,000
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	35,250,000	38,598,750
The McClatchy Co. 11.50%, 2/15/2017	38,580,000	37,326,150
Univision Communications, Inc.:
7.88%, 11/1/2020 (a)	9,785,000	9,931,775
8.50%, 5/15/2021 (a)	25,950,000	23,614,500
Visant Corp. 10.00%, 10/1/2017	33,788,000	30,916,020
WMG Acquisition Corp. 9.50%, 6/15/2016	44,380,000	48,152,300

		696,407,220

METALS & MINING — 2.4%
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/1/2015 (a)	88,095,000	88,975,950
JMC Steel Group 8.25%, 3/15/2018 (a)	30,238,000	29,482,050
Novelis, Inc. 8.75%, 12/15/2020	60,399,000	64,777,928
United States Steel Corp. 7.38%, 4/1/2020	29,570,000	28,830,750

		212,066,678

See accompanying notes to financial statements.

188

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MULTILINE RETAIL — 0.9%
Sears Holdings Corp. 6.63%, 10/15/2018	$41,965,000	$31,893,400
SUPERVALU, Inc. 8.00%, 5/1/2016	43,313,000	44,720,673

		76,614,073

OIL, GAS & CONSUMABLE FUELS — 13.0%
Alpha Natural Resources, Inc. 6.00%, 6/1/2019	37,964,000	36,825,080
Arch Coal, Inc. 7.25%, 6/15/2021 (a)	45,636,000	46,890,990
ATP Oil & Gas Corp. 11.88%, 5/1/2015	64,390,000	42,336,425
Chesapeake Energy Corp.:
6.63%, 8/15/2020	31,844,000	34,152,690
9.50%, 2/15/2015	23,513,000	26,922,385
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021	28,935,000	28,066,950
Concho Resources, Inc. 7.00%, 1/15/2021	26,281,000	28,219,224
Consol Energy, Inc. 8.00%, 4/1/2017	64,691,000	70,836,645
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	34,043,000	37,191,977
Denbury Resources, Inc. 8.25%, 2/15/2020	43,877,000	49,032,547
Energy Transfer Equity LP 7.50%, 10/15/2020	77,077,000	84,206,622
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	31,410,000	34,079,850
EXCO Resources, Inc. 7.50%, 9/15/2018	34,375,000	32,484,375
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	60,247,000	53,017,360
Forest Oil Corp.:
7.25%, 6/15/2019	12,963,000	13,222,260
8.50%, 2/15/2014	16,320,000	17,788,800
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019 (a)	28,380,000	29,408,775
Linn Energy LLC/Linn Energy Finance Corp. 8.63%, 4/15/2020	56,960,000	61,801,600
MEG Energy Corp. 6.50%, 3/15/2021 (a)	33,285,000	34,033,912
Murray Energy Corp. 10.25%, 10/15/2015 (a)(b)	29,630,000	29,407,775
Newfield Exploration Co. 5.75%, 1/30/2022	31,640,000	34,171,200
Oil States International, Inc. 6.50%, 6/1/2019	26,335,000	26,927,538
Peabody Energy Corp.:
6.00%, 11/15/2018 (a)	41,273,000	42,098,460
6.50%, 9/15/2020	26,710,000	28,045,500
Plains Exploration & Production Co.:
6.63%, 5/1/2021	24,225,000	25,436,250
6.75%, 2/1/2022	18,815,000	19,708,713
Precision Drilling Corp. 6.63%, 11/15/2020	28,993,000	29,645,343
QEP Resources, Inc. 6.88%, 3/1/2021	27,580,000	29,717,450
SandRidge Energy, Inc.:
7.50%, 3/15/2021	27,050,000	26,847,125
8.00%, 6/1/2018 (a)	13,920,000	14,059,200
SESI LLC 7.13%, 12/15/2021 (a)	17,450,000	18,322,500
Southern Union Co. 3.45%, 11/1/2066 (c)	25,000	23,313
W&T Offshore, Inc. 8.50%, 6/15/2019 (a)	24,375,000	25,228,125
WPX Energy, Inc. 6.00%, 1/15/2022 (a)	42,675,000	43,688,531

		1,153,845,490

PAPER & FOREST PRODUCTS — 0.0% (d)
Sino-Forest Corp. 6.25%, 10/21/2017 (a)	11,250,000	2,812,500

PHARMACEUTICALS — 3.3%
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	31,825,000	28,403,813
Elan Finance PLC/Elan Finance Corp. 8.75%, 10/15/2016	26,775,000	28,582,313
Grifols, Inc. 8.25%, 2/1/2018	45,981,000	48,280,050
Mylan, Inc. 7.88%, 7/15/2020 (a)	46,510,000	51,335,412
NBTY, Inc. 9.00%, 10/1/2018	29,680,000	32,648,000
Valeant Pharmaceuticals International 6.88%, 12/1/2018 (a)	45,350,000	45,236,625
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Series 1 7.75%, 9/15/2018	56,105,000	57,297,231

		291,783,444

PIPELINES — 1.0%
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	32,200,000	32,763,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.25%, 6/15/2022	30,000,000	31,350,000
Regency Energy Partners LP/Regency Energy Finance Corp. 6.88%, 12/1/2018	25,219,000	26,795,188

		90,908,688

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	48,625,000	38,656,875
The Rouse Co. 6.75%, 11/9/2015	26,185,000	26,479,581

		65,136,456

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)	24,325,000	19,946,500

See accompanying notes to financial statements.

189

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Atlantic Finance, Ltd. Series 1 10.75%, 5/27/2014 (a)	$53,425,000	$58,526,553
Country Garden Holdings Co. 11.13%, 2/23/2018 (a)	36,082,000	31,210,930
Kaisa Group Holdings Ltd. 13.50%, 4/28/2015 (a)	26,790,000	22,034,775
Longfor Properties Co. Ltd., 9.50%, 4/7/2016 (a)	27,450,000	24,567,750
Realogy Corp., Series 1 7.88%, 2/15/2019 (a)	31,815,000	27,679,050
Renhe Commercial Holdings Co., Ltd. 13.00%, 3/10/2016 (a)	20,306,000	13,808,080

		197,773,638

REGIONAL BANKS — 0.3%
Regions Bank 7.50%, 5/15/2018	20,935,000	20,725,650
Regions Financial Corp. 7.75%, 11/10/2014	8,950,000	8,994,750

		29,720,400

SEMICONDUCTORS — 1.3%
Freescale Semiconductor, Inc. Series 1 9.25%, 4/15/2018 (a)	59,735,000	63,841,781
Sensata Technologies BV 6.50%, 5/15/2019 (a)(b)	32,190,000	31,787,625
STATS ChipPAC, Ltd. 7.50%, 8/12/2015 (a)	19,900,000	20,795,500

		116,424,906

SPECIALTY RETAIL — 3.3%
DineEquity, Inc. 9.50%, 10/30/2018	34,394,000	36,930,557
Inergy LP/Inergy Finance Corp.:
6.88%, 8/1/2021 (b)	17,971,000	18,060,855
7.00%, 10/1/2018	8,500,000	8,627,500
Ltd Brands, Inc. 6.63%, 4/1/2021	43,900,000	46,534,000
Michaels Stores, Inc. 7.75%, 11/1/2018	33,390,000	33,723,900
Phillips-Van Heusen Corp. 7.38%, 5/15/2020	29,865,000	32,403,525
Rite Aid Corp. 8.00%, 8/15/2020	29,639,000	32,751,095
Sally Holdings LLC/Sally Capital, Inc. 6.88%, 11/15/2019 (a)	30,905,000	32,295,725
Toys R Us Property Co. I LLC 10.75%, 7/15/2017	42,388,000	46,361,875

		287,689,032

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Hanesbrands, Inc. 6.38%, 12/15/2020	43,814,000	44,471,210

TOBACCO — 0.3%
Alliance One International, Inc. 10.00%, 7/15/2016	28,152,000	25,336,800

TRADING COMPANIES & DISTRIBUTORS — 0.4%
United Rentals North America, Inc. 8.38%, 9/15/2020	33,386,000	32,551,350

TRANSPORTATION INFRASTRUCTURE — 0.5%
CHC Helicopter SA 9.25%, 10/15/2020 (a)	47,250,000	42,525,000

WIRELESS TELECOMMUNICATION SERVICES — 6.4%
Avaya, Inc. 7.00%, 4/1/2019 (a)	42,833,000	41,548,010
Cincinnati Bell, Inc. 8.38%, 10/15/2020	33,450,000	33,366,375
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/2015 (a)	79,410,000	76,035,075
CommScope, Inc. 8.25%, 1/15/2019 (a)	61,503,000	61,503,000
Crown Castle International Corp. 9.00%, 1/15/2015	39,200,000	42,483,000
MetroPCS Wireless, Inc. 7.88%, 9/1/2018	45,425,000	46,049,594
NII Capital Corp.:
7.63%, 4/1/2021	41,345,000	41,034,912
10.00%, 8/15/2016	13,930,000	15,810,550
Sprint Nextel Corp. 9.00%, 11/15/2018 (a)	120,775,000	126,813,750
Telesat Canada/Telesat LLC 11.00%, 11/1/2015	30,350,000	32,588,313
Windstream Corp. 7.88%, 11/1/2017	47,425,000	51,337,563

		568,570,142

TOTAL CORPORATE BONDS & NOTES —
(Cost $8,696,085,385)		8,632,640,089

	Shares
SHORT TERM INVESTMENT — 1.8%
MONEY MARKET FUND — 1.8%
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)(g) (Cost $159,590,049)	159,590,049	159,590,049

TOTAL INVESTMENTS — 99.3% (h)
(Cost $8,855,675,434)		8,792,230,138
OTHER ASSETS & LIABILITIES — 0.7%		64,151,818

NET ASSETS — 100.0%		$8,856,381,956

See accompanying notes to financial statements.

190

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 35.4% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(c)	Variable rate security. Rate shown is rate in effect at December 31, 2011. Maturity date disclosed is the ultimate maturity.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
PIK = Payment in Kind
PLC = Public Limited Company

See accompanying notes to financial statements.

191

SPDR Barclays Capital Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 95.1%
AUTOMOBILES — 1.2%
Daimler Finance North America LLC 1.74%, 9/13/2013 (a)(b)	$76,000	$75,023

BEVERAGES — 1.3%
Anheuser-Busch InBev Worldwide, Inc. 1.30%, 3/26/2013 (b)	76,000	76,366

CAPITAL MARKETS — 8.2%
Morgan Stanley 2.02%, 1/24/2014 (b)	292,000	268,766
The Goldman Sachs Group, Inc. 1.18%, 9/29/2014 (b)	244,000	221,500

		490,266

COMMERCIAL BANKS — 54.5%
Abbey National Treasury Services PLC 2.00%, 4/25/2014 (b)	74,000	67,368
African Development Bank 0.76%, 8/4/2014 (b)	76,000	76,460
Bank of Nova Scotia 0.70%, 10/18/2012 (b)	92,000	92,161
Barclays Bank PLC 1.44%, 1/13/2014 (b)	92,000	89,172
BNP Paribas SA 0.79%, 4/8/2013 (b)	122,000	114,710
Commonwealth Bank of Australia 1.11%, 3/19/2013 (a)(b)	200,000	199,505
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.62%, 7/25/2013 (b)	92,000	91,589
Credit Agricole SA/London 1.86%, 1/21/2014 (a)(b)	76,000	70,246
Danske Bank A/S 0.86%, 5/24/2012 (a)(b)	74,000	73,946
Dexia Credit Local/New York 0.93%, 3/5/2013 (a)(b)	92,000	87,087
European Investment Bank 0.83%, 3/5/2012 (b)	76,000	76,011
HSBC Bank PLC 0.89%, 5/15/2013 (a)(b)	244,000	242,018
ING Bank NV 1.60%, 3/15/2013 (a)(b)	164,000	160,181
Inter-American Development Bank 0.93%, 5/20/2014 (b)	76,000	77,065
Intesa Sanpaolo SpA 2.91%, 2/24/2014 (a)(b)	76,000	66,914
Kfw Bankengruppe 0.56%, 3/17/2014 (b)	140,000	139,892
Landwirtschaftliche Rentenbank 0.55%, 1/28/2014 (a)(b)	76,000	75,908
Lloyds TSB Bank PLC 2.77%, 1/24/2014 (b)	92,000	87,029
National Australia Bank, Ltd. 1.30%, 12/10/2013 (a)(b)	182,000	181,802
PNC Funding Corp. 0.63%, 1/31/2014 (b)	76,000	74,427
Royal Bank of Canada 0.70%, 4/17/2014 (b)	92,000	91,056
Santander US Debt SAU 1.38%, 3/30/2012 (a)(b)	76,000	75,864
Societe Financement de l’Economie Francaise 0.60%, 7/16/2012 (a)(b)	74,000	74,078
The Bank Of New York Mellon Corp. 0.71%, 1/31/2014 (b)	76,000	75,720
The Royal Bank Of Scotland PLC 0.78%, 3/30/2012 (a)(b)	200,000	199,967
The Toronto-Dominion Bank 0.60%, 7/26/2013 (b)	74,000	73,893
US Bank NA 0.64%, 10/26/2012 (b)	76,000	76,137
Wachovia Corp. 2.20%, 5/1/2013 (b)	232,000	235,937
Westpac Banking Corp. 0.96%, 6/14/2013 (a)(b)	214,000	213,740

		3,259,883

COMPUTERS & PERIPHERALS — 1.5%
Hewlett-Packard Co. 0.79%, 5/24/2013 (b)	92,000	91,094

DIVERSIFIED FINANCIAL SERVICES — 21.4%
American Express Credit Corp. 1.42%, 6/24/2014 (b)	92,000	90,233
Bank of America Corp. 1.85%, 1/30/2014 (b)	194,000	175,147
Citigroup, Inc. 1.31%, 2/15/2013 (b)	214,000	210,012
Credit Suisse USA, Inc. 0.64%, 4/12/2013 (b)	76,000	74,705
General Electric Capital Corp. 0.59%, 5/8/2013 (b)	292,000	290,411
JPMorgan Chase & Co. 1.16%, 2/26/2013 (b)	292,000	293,232
Nationwide Building Society 0.65%, 5/17/2012 (a)(b)	76,000	76,020
UBS AG of Stamford, CT 1.60%, 2/23/2012 (b)	74,000	74,091

		1,283,851

INSURANCE — 3.1%
Berkshire Hathaway, Inc. 0.88%, 2/11/2013 (b)	92,000	92,312
Metropolitan Life Global Funding I 0.89%, 4/10/2012 (a)(b)	92,000	92,079

		184,391

MACHINERY — 1.3%
Caterpillar, Inc. 0.65%, 5/21/2013 (b)	76,000	76,099

OIL, GAS & CONSUMABLE FUELS — 1.3%
Total Capital Canada, Ltd. 0.54%, 5/13/2013 (b)	76,000	76,131

PHARMACEUTICALS — 1.3%
Sanofi 0.77%, 3/28/2013 (b)	76,000	76,072

TOTAL CORPORATE BONDS & NOTES —
(Cost $5,707,306)		5,689,176

See accompanying notes to financial statements.

192

SPDR Barclays Capital Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 4.9%
MONEY MARKET FUND — 4.9%
State Street Institutional Liquid Reserves Fund 0.15% (c)(d)(e) (Cost $292,603)	292,603	$292,603

TOTAL INVESTMENTS — 100.0% (f)
(Cost $5,999,909)		5,981,779
OTHER ASSETS & LIABILITIES — 0.0% (g)		72

NET ASSETS — 100.0%		$5,981,851

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 32.8% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at December 31, 2011. Maturity date disclosed is the ultimate maturity.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
(g)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

193

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

									SPDR Barclays
				SPDR Barclays			SPDR Barclays		Capital
			SPDR Barclays	Capital	SPDR Barclays	SPDR Barclays	Capital	SPDR Barclays	Issuer
		SPDR Barclays	Capital	Intermediate	Capital	Capital	Intermediate	Capital	Scored
	SPDR Barclays	Capital	Short Term Treasury	Term Treasury	Long Term Treasury	Short Term Corporate	Term Corporate	Long Term Corporate	Corporate
	Capital 1-3 Month T-Bill ETF	TIPS ETF	ETF	ETF	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$1,653,899,330	$609,496,428	$5,965,533	$224,641,310	$55,463,265	$382,421,780	$214,597,398	$65,118,709	$21,408,090
Investments in securities of affiliated issuers, at value (Note 3)	1,063,508	8,899,556	173,115	38,136,985	5,811,636	10,483,345	8,930,606	5,033,003	289,696

Total Investments	1,654,962,838	618,395,984	6,138,648	262,778,295	61,274,901	392,905,125	223,528,004	70,151,712	21,697,786
Receivable for investments sold	747,978,414	9,879,487	—	—	722,181	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—	3,002,780	—	—	—
Interest receivable — unaffiliated issuers	—	3,769,484	30,548	1,397,243	536,355	4,409,501	2,589,183	905,104	262,700
Interest receivable — affiliated issuers	30,983	2,316	2	5,634	1,209	735	2,261	1,026	48

TOTAL ASSETS	2,402,972,235	632,047,271	6,169,198	264,181,172	62,534,646	400,318,141	226,119,448	71,057,842	21,960,534

LIABILITIES
Payable upon return of securities loaned	—	8,390,661	—	33,418,011	5,650,588	—	6,775,435	4,448,463	—
Payable for investments purchased	748,196,589	9,931,653	159,557	3,695,067	735,388	8,352,721	469,358	483,887	48,264
Due to custodian	10,671	—	—	—	—	—	—	—	—
Distributions payable	69,285	—	1,281	911,622	125,549	1,340,323	1,270,250	270,579	60,808
Accrued advisory fee (Note 3)	222,154	93,664	610	26,350	5,626	40,982	27,269	8,039	2,878
Accrued trustees’ fees and expenses (Note 3)	10,352	1,476	12	624	196	855	431	180	58

TOTAL LIABILITIES	748,509,051	18,417,454	161,460	38,051,674	6,517,347	9,734,881	8,542,743	5,211,148	112,008

NET ASSETS	$1,654,463,184	$613,629,817	$6,007,738	$226,129,498	$56,017,299	$390,583,260	$217,576,705	$65,846,694	$21,848,526

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,655,557,293	$562,714,119	$6,000,000	$214,650,274	$53,942,004	$392,311,864	$213,346,536	$61,602,704	$21,423,491
Undistributed (distribution in excess of) net investment income	(1,154,050)	(957,393)	—	(203,231)	(107,254)	(223,633)	(387,521)	(115,948)	(3,967)
Accumulated net realized gain (loss) on investments	88,882	(632,115)	(8)	352,629	(400,387)	(102,830)	9,012	51,284	47,652
Net unrealized appreciation (depreciation) on:
Investments	(28,941)	52,505,206	7,746	11,329,826	2,582,936	(1,402,141)	4,608,678	4,308,654	381,350

NET ASSETS	$1,654,463,184	$613,629,817	$6,007,738	$226,129,498	$56,017,299	$390,583,260	$217,576,705	$65,846,694	$21,848,526

NET ASSET VALUE PER SHARE
Net asset value per share	$45.83	$57.89	$30.04	$61.11	$70.02	$30.04	$32.97	$38.73	$31.21

Shares outstanding (unlimited amount authorized, $0.01 par value)	36,100,461	10,600,225	200,000	3,700,168	800,000	13,000,000	6,600,072	1,700,000	700,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,653,928,271	$556,991,222	$5,957,787	$213,311,484	$52,880,329	$383,823,921	$209,988,720	$60,810,055	$21,026,740
Affiliated issuers	1,063,508	8,899,556	173,115	38,136,985	5,811,636	10,483,345	8,930,606	5,033,003	289,696

Total cost of investments	$1,654,991,779	$565,890,778	$6,130,902	$251,448,469	$58,691,965	$394,307,266	$218,919,326	$65,843,058	$21,316,436

* Includes investments in securities on loan, at value	$—	$8,205,133	$—	$32,792,999	$5,554,767	$—	$6,650,957	$4,375,385	$—

See accompanying notes to financial statements.

194

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195

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2011 (Unaudited)

					SPDR Nuveen
	SPDR Barclays	SPDR Barclays		SPDR Nuveen	Barclays		SPDR Nuveen
	Capital	Capital	SPDR Barclays	Barclays	Capital	SPDR Nuveen	Barclays
	Convertible	Mortgage	Capital	Capital	California	Barclays	Capital
	Securities	Backed	Aggregate	Municipal	Municipal	Capital New York Municipal	Short Term Municipal	SPDR Nuveen S&P VRDO Municipal	SPDR Nuveen S&P High Yield Municipal
	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$675,750,966	$40,987,932	$304,045,501	$973,281,999	$73,935,954	$25,215,708	$1,440,498,704	$11,152,000	$46,377,373
Investments in securities of affiliated issuers, at value (Note 3)	55,342,479	41,662,730	115,234,649	2,805,845	627,601	207,655	8,012,115	1,053,546	475,196

Total Investments	731,093,445	82,650,662	419,280,150	976,087,844	74,563,555	25,423,363	1,448,510,819	12,205,546	46,852,569
Cash	—	—	1,000	—	—	—	—	—	150
Receivable for investments sold	5,124,135	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	—	—	2,367,039	—	—	7,288,697	—	—
Dividends receivable	816,016	—	—	—	—	—	—	—	—
Interest receivable — unaffiliated issuers	2,551,487	72,613	1,943,452	11,643,098	890,327	308,591	16,984,133	5,670	815,677
Interest receivable — affiliated issuers	25,207	4,836	15,208	—	—	—	—	—	—
Receivable for when issued/ delayed securities	—	805,036	4,118,153	—	—	—	—	—	—
Due from Investment Adviser	—	—	13,603	59,272	—	—	—	—	3,775

TOTAL ASSETS	739,610,290	83,533,147	425,371,566	990,157,253	75,453,882	25,731,954	1,472,783,649	12,211,216	47,672,171

LIABILITIES
Payable upon return of securities loaned	46,136,162	—	17,130,969	—	—	—	—	—	—
Payable for when issued/delayed securities	—	41,566,483	98,648,090	—	—	—	—	—	—
Payable for investments purchased	—	—	—	2,349,881	—	—	13,028,107	200,003	—
Distributions payable	12,358,030	820,141	3,288,631	5,340,854	307,452	72,497	4,034,470	4,622	333,938
Deferred income for dollar rolls	—	17,155	46,245	—	—	—	—	—	—
Accrued advisory fee (Note 3)	235,227	6,656	47,650	244,418	12,643	4,315	242,208	2,033	20,003
Accrued trustees’ fees and expenses (Note 3)	450	91	716	2,623	188	72	3,696	37	107

TOTAL LIABILITIES	58,729,869	42,410,526	119,162,301	7,937,776	320,283	76,884	17,308,481	206,695	354,048

NET ASSETS	$680,880,421	$41,122,621	$306,209,265	$982,219,477	$75,133,599	$25,655,070	$1,455,475,168	$12,004,521	$47,318,123

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$746,204,692	$40,853,167	$292,435,271	$923,306,465	$70,308,949	$24,423,186	$1,428,709,528	$12,005,414	$45,217,666
Undistributed (distribution in excess of) net investment income	(2,852,597)	(52,944)	(552,257)	(1,394,593)	(82,226)	(17,898)	(1,185,302)	(893)	25,687
Accumulated net realized gain (loss) on investments	(9,397,204)	64,033	(9,464)	1,133,681	40,016	(124,600)	924,473	—	84,111
Net unrealized appreciation (depreciation) on:
Investments	(53,074,470)	258,365	14,335,715	59,173,924	4,866,860	1,374,382	27,026,469	—	1,990,659

NET ASSETS	$680,880,421	$41,122,621	$306,209,265	$982,219,477	$75,133,599	$25,655,070	$1,455,475,168	$12,004,521	$47,318,123

NET ASSET VALUE PER SHARE
Net asset value per share	$36.22	$27.42	$57.77	$23.72	$23.48	$23.32	$24.30	$30.01	$52.58

Shares outstanding (unlimited amount authorized, $0.01 par value)	18,800,000	1,500,000	5,300,132	41,402,072	3,200,128	1,100,010	59,902,164	400,000	900,000

COST OF INVESTMENTS:
Unaffiliated issuers	$728,825,436	$40,729,567	$289,709,786	$914,108,075	$69,069,094	$23,841,326	$1,413,472,235	$11,152,000	$44,386,714
Affiliated issuers	55,342,479	41,662,730	115,234,649	2,805,845	627,601	207,655	8,012,115	1,053,546	475,196

Total cost of investments	$784,167,915	$82,392,297	$404,944,435	$916,913,920	$69,696,695	$24,048,981	$1,421,484,350	$12,205,546	$44,861,910

* Includes investments in securities on loan, at value	$45,228,676	$—	$16,812,485	$—	$—	$—	$—	$—	$—

196

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					SPDR Nuveen
	SPDR Barclays	SPDR Barclays		SPDR Nuveen	Barclays		SPDR Nuveen
	Capital	Capital	SPDR Barclays	Barclays	Capital	SPDR Nuveen	Barclays
	Convertible	Mortgage	Capital	Capital	California	Barclays	Capital
	Securities	Backed	Aggregate	Municipal	Municipal	Capital New York Municipal	Short Term Municipal	SPDR Nuveen S&P VRDO Municipal	SPDR Nuveen S&P High Yield Municipal
	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$675,750,966	$40,987,932	$304,045,501	$973,281,999	$73,935,954	$25,215,708	$1,440,498,704	$11,152,000	$46,377,373
Investments in securities of affiliated issuers, at value (Note 3)	55,342,479	41,662,730	115,234,649	2,805,845	627,601	207,655	8,012,115	1,053,546	475,196

Total Investments	731,093,445	82,650,662	419,280,150	976,087,844	74,563,555	25,423,363	1,448,510,819	12,205,546	46,852,569
Cash	—	—	1,000	—	—	—	—	—	150
Receivable for investments sold	5,124,135	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	—	—	2,367,039	—	—	7,288,697	—	—
Dividends receivable	816,016	—	—	—	—	—	—	—	—
Interest receivable — unaffiliated issuers	2,551,487	72,613	1,943,452	11,643,098	890,327	308,591	16,984,133	5,670	815,677
Interest receivable — affiliated issuers	25,207	4,836	15,208	—	—	—	—	—	—
Receivable for when issued/ delayed securities	—	805,036	4,118,153	—	—	—	—	—	—
Due from Investment Adviser	—	—	13,603	59,272	—	—	—	—	3,775

TOTAL ASSETS	739,610,290	83,533,147	425,371,566	990,157,253	75,453,882	25,731,954	1,472,783,649	12,211,216	47,672,171

LIABILITIES
Payable upon return of securities loaned	46,136,162	—	17,130,969	—	—	—	—	—	—
Payable for when issued/delayed securities	—	41,566,483	98,648,090	—	—	—	—	—	—
Payable for investments purchased	—	—	—	2,349,881	—	—	13,028,107	200,003	—
Distributions payable	12,358,030	820,141	3,288,631	5,340,854	307,452	72,497	4,034,470	4,622	333,938
Deferred income for dollar rolls	—	17,155	46,245	—	—	—	—	—	—
Accrued advisory fee (Note 3)	235,227	6,656	47,650	244,418	12,643	4,315	242,208	2,033	20,003
Accrued trustees’ fees and expenses (Note 3)	450	91	716	2,623	188	72	3,696	37	107

TOTAL LIABILITIES	58,729,869	42,410,526	119,162,301	7,937,776	320,283	76,884	17,308,481	206,695	354,048

NET ASSETS	$680,880,421	$41,122,621	$306,209,265	$982,219,477	$75,133,599	$25,655,070	$1,455,475,168	$12,004,521	$47,318,123

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$746,204,692	$40,853,167	$292,435,271	$923,306,465	$70,308,949	$24,423,186	$1,428,709,528	$12,005,414	$45,217,666
Undistributed (distribution in excess of) net investment income	(2,852,597)	(52,944)	(552,257)	(1,394,593)	(82,226)	(17,898)	(1,185,302)	(893)	25,687
Accumulated net realized gain (loss) on investments	(9,397,204)	64,033	(9,464)	1,133,681	40,016	(124,600)	924,473	—	84,111
Net unrealized appreciation (depreciation) on:
Investments	(53,074,470)	258,365	14,335,715	59,173,924	4,866,860	1,374,382	27,026,469	—	1,990,659

NET ASSETS	$680,880,421	$41,122,621	$306,209,265	$982,219,477	$75,133,599	$25,655,070	$1,455,475,168	$12,004,521	$47,318,123

NET ASSET VALUE PER SHARE
Net asset value per share	$36.22	$27.42	$57.77	$23.72	$23.48	$23.32	$24.30	$30.01	$52.58

Shares outstanding (unlimited amount authorized, $0.01 par value)	18,800,000	1,500,000	5,300,132	41,402,072	3,200,128	1,100,010	59,902,164	400,000	900,000

COST OF INVESTMENTS:
Unaffiliated issuers	$728,825,436	$40,729,567	$289,709,786	$914,108,075	$69,069,094	$23,841,326	$1,413,472,235	$11,152,000	$44,386,714
Affiliated issuers	55,342,479	41,662,730	115,234,649	2,805,845	627,601	207,655	8,012,115	1,053,546	475,196

Total cost of investments	$784,167,915	$82,392,297	$404,944,435	$916,913,920	$69,696,695	$24,048,981	$1,421,484,350	$12,205,546	$44,861,910

* Includes investments in securities on loan, at value	$45,228,676	$—	$16,812,485	$—	$—	$—	$—	$—	$—

197

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2011 (Unaudited)

	SPDR Nuveen		SPDR Barclays	SPDR Barclays	SPDR Barclays	SPDR Barclays		SPDR Barclays
	Barclays	SPDR DB International	Capital	Capital	Capital	Capital		Capital
	Capital	Government	Short Term International	International	International	Emerging	SPDR Barclays	Investment
	Build America	Inflation-Protected	Treasury	Treasury	Corporate	Markets	Capital	Grade Floating
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Local Bond ETF	High Yield Bond ETF	Rate ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$39,471,916	$1,151,701,982	$189,754,905	$1,531,758,705	$51,766,112	$44,531,815	$8,632,640,089	$5,689,176
Investments in securities of affiliated issuers, at value (Note 3)	69,315	9,334,596	5,519,269	40,051,046	10,072	1,871,196	159,590,049	292,603

Total Investments	39,541,231	1,161,036,578	195,274,174	1,571,809,751	51,776,184	46,403,011	8,792,230,138	5,981,779
Cash	—	—	—	—	—	—	2,777,336	225
Foreign currency, at value	—	2,253,509	6,072,125	3,801,984	301,370	423,812	—	—
Receivable for investments sold	—	20,172,199	19,368,687	28,364,229	348,924	381,762	15,330,989	—
Receivable for fund shares sold	—	—	—	—	—	—	83,478,423	—
Unrealized appreciation on forward currency contracts	—	957,152	19,013	156,748	69,070	22,176	—	—
Interest receivable — unaffiliated issuers	563,374	7,884,904	2,201,929	18,922,094	1,378,658	896,489	172,240,941	8,234
Interest receivable — affiliated issuers	12	2,094	751	3,226	5	276	13,049	157

TOTAL ASSETS	40,104,617	1,192,306,436	222,936,679	1,623,058,032	53,874,211	48,127,526	9,066,070,876	5,990,395

LIABILITIES
Payable upon return of securities loaned	—	8,837,323	1,154,731	1,809,470	—	912,400	—	—
Payable for investments purchased	—	—	—	—	—	357,264	95,426,711	—
Unrealized depreciation on forward currency contracts	—	872,634	10,266	117,974	25,749	36,221	—	—
Distributions payable	160,355	10,545,264	2,786,303	3,920,953	226,219	217,853	111,387,919	7,770
Accrued advisory fee (Note 3)	11,599	499,387	66,446	670,973	25,170	19,773	2,855,206	761
Accrued trustees’ fees and expenses (Note 3)	105	1,967	361	3,520	36	100	19,084	13

TOTAL LIABILITIES	172,059	20,756,575	4,018,107	6,522,890	277,174	1,543,611	209,688,920	8,544

NET ASSETS	$39,932,558	$1,171,549,861	$218,918,572	$1,616,535,142	$53,597,037	$46,583,915	$8,856,381,956	$5,981,851

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$35,449,037	$1,198,985,623	$229,043,659	$1,586,647,341	$57,567,506	$50,380,148	$8,979,516,700	$6,000,000
Undistributed (distribution in excess of) net investment income	(40,358)	(10,217,395)	(4,178,252)	(13,815,844)	130,284	311,553	(33,684,859)	(19)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(142,677)	(45,297,824)	(431,218)	(5,502,669)	(561,946)	(457,228)	(26,004,589)	—
Net unrealized appreciation (depreciation) on:
Investments	4,666,556	28,346,624	(5,269,490)	50,077,492	(3,485,682)	(3,574,842)	(63,445,296)	(18,130)
Foreign currency	—	(267,167)	(246,127)	(871,178)	(53,125)	(75,716)	—	—

NET ASSETS	$39,932,558	$1,171,549,861	$218,918,572	$1,616,535,142	$53,597,037	$46,583,915	$8,856,381,956	$5,981,851

NET ASSET VALUE PER SHARE
Net asset value per share	$57.05	$56.87	$35.89	$58.78	$31.53	$29.11	$38.02	$29.91

Shares outstanding (unlimited amount authorized, $0.01 par value)	700,000	20,600,483	6,100,000	27,500,019	1,700,000	1,600,000	232,923,812	200,000

COST OF INVESTMENTS:
Unaffiliated issuers	$34,805,360	$1,123,355,358	$195,024,395	$1,481,681,213	$55,251,794	$48,106,657	$8,696,085,385	$5,707,306
Affiliated issuers	69,315	9,334,596	5,519,269	40,051,046	10,072	1,871,196	159,590,049	292,603

Total cost of investments	$34,874,675	$1,132,689,954	$200,543,664	$1,521,732,259	$55,261,866	$49,977,853	$8,855,675,434	$5,999,909

Foreign currency, at cost	$—	$2,249,726	$6,156,473	$3,804,319	$309,017	$429,167	$—	$—

* Includes investments in securities on loan, at value	$—	$8,865,119	$1,095,232	$1,722,452	$—	$895,600	$—	$—

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	SPDR Nuveen		SPDR Barclays	SPDR Barclays	SPDR Barclays	SPDR Barclays		SPDR Barclays
	Barclays	SPDR DB International	Capital	Capital	Capital	Capital		Capital
	Capital	Government	Short Term International	International	International	Emerging	SPDR Barclays	Investment
	Build America	Inflation-Protected	Treasury	Treasury	Corporate	Markets	Capital	Grade Floating
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Local Bond ETF	High Yield Bond ETF	Rate ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$39,471,916	$1,151,701,982	$189,754,905	$1,531,758,705	$51,766,112	$44,531,815	$8,632,640,089	$5,689,176
Investments in securities of affiliated issuers, at value (Note 3)	69,315	9,334,596	5,519,269	40,051,046	10,072	1,871,196	159,590,049	292,603

Total Investments	39,541,231	1,161,036,578	195,274,174	1,571,809,751	51,776,184	46,403,011	8,792,230,138	5,981,779
Cash	—	—	—	—	—	—	2,777,336	225
Foreign currency, at value	—	2,253,509	6,072,125	3,801,984	301,370	423,812	—	—
Receivable for investments sold	—	20,172,199	19,368,687	28,364,229	348,924	381,762	15,330,989	—
Receivable for fund shares sold	—	—	—	—	—	—	83,478,423	—
Unrealized appreciation on forward currency contracts	—	957,152	19,013	156,748	69,070	22,176	—	—
Interest receivable — unaffiliated issuers	563,374	7,884,904	2,201,929	18,922,094	1,378,658	896,489	172,240,941	8,234
Interest receivable — affiliated issuers	12	2,094	751	3,226	5	276	13,049	157

TOTAL ASSETS	40,104,617	1,192,306,436	222,936,679	1,623,058,032	53,874,211	48,127,526	9,066,070,876	5,990,395

LIABILITIES
Payable upon return of securities loaned	—	8,837,323	1,154,731	1,809,470	—	912,400	—	—
Payable for investments purchased	—	—	—	—	—	357,264	95,426,711	—
Unrealized depreciation on forward currency contracts	—	872,634	10,266	117,974	25,749	36,221	—	—
Distributions payable	160,355	10,545,264	2,786,303	3,920,953	226,219	217,853	111,387,919	7,770
Accrued advisory fee (Note 3)	11,599	499,387	66,446	670,973	25,170	19,773	2,855,206	761
Accrued trustees’ fees and expenses (Note 3)	105	1,967	361	3,520	36	100	19,084	13

TOTAL LIABILITIES	172,059	20,756,575	4,018,107	6,522,890	277,174	1,543,611	209,688,920	8,544

NET ASSETS	$39,932,558	$1,171,549,861	$218,918,572	$1,616,535,142	$53,597,037	$46,583,915	$8,856,381,956	$5,981,851

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$35,449,037	$1,198,985,623	$229,043,659	$1,586,647,341	$57,567,506	$50,380,148	$8,979,516,700	$6,000,000
Undistributed (distribution in excess of) net investment income	(40,358)	(10,217,395)	(4,178,252)	(13,815,844)	130,284	311,553	(33,684,859)	(19)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(142,677)	(45,297,824)	(431,218)	(5,502,669)	(561,946)	(457,228)	(26,004,589)	—
Net unrealized appreciation (depreciation) on:
Investments	4,666,556	28,346,624	(5,269,490)	50,077,492	(3,485,682)	(3,574,842)	(63,445,296)	(18,130)
Foreign currency	—	(267,167)	(246,127)	(871,178)	(53,125)	(75,716)	—	—

NET ASSETS	$39,932,558	$1,171,549,861	$218,918,572	$1,616,535,142	$53,597,037	$46,583,915	$8,856,381,956	$5,981,851

NET ASSET VALUE PER SHARE
Net asset value per share	$57.05	$56.87	$35.89	$58.78	$31.53	$29.11	$38.02	$29.91

Shares outstanding (unlimited amount authorized, $0.01 par value)	700,000	20,600,483	6,100,000	27,500,019	1,700,000	1,600,000	232,923,812	200,000

COST OF INVESTMENTS:
Unaffiliated issuers	$34,805,360	$1,123,355,358	$195,024,395	$1,481,681,213	$55,251,794	$48,106,657	$8,696,085,385	$5,707,306
Affiliated issuers	69,315	9,334,596	5,519,269	40,051,046	10,072	1,871,196	159,590,049	292,603

Total cost of investments	$34,874,675	$1,132,689,954	$200,543,664	$1,521,732,259	$55,261,866	$49,977,853	$8,855,675,434	$5,999,909

Foreign currency, at cost	$—	$2,249,726	$6,156,473	$3,804,319	$309,017	$429,167	$—	$—

* Includes investments in securities on loan, at value	$—	$8,865,119	$1,095,232	$1,722,452	$—	$895,600	$—	$—

199

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2011 (Unaudited)

							SPDR Barclays
				SPDR Barclays		SPDR Barclays	Capital	SPDR Barclays	SPDR Barclays
	SPDR Barclays		SPDR Barclays	Capital	SPDR Barclays	Capital Short Term	Intermediate Term	Capital Long Term	Capital Issuer
	Capital 1-3 Month	SPDR Barclays	Capital Short Term	Intermediate Term	Capital Long Term	Corporate Bond	Corporate Bond	Corporate Bond	Scored Corporate
	T-Bill ETF	Capital TIPS ETF	Treasury ETF (1)	Treasury ETF	Treasury ETF	ETF	ETF	ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers (Note 2)	$130,647	$5,341,321	$1,902	$2,155,624	$629,860	$3,432,594	$3,521,189	$1,282,343	$279,804
Interest income on securities of affiliated issuers (Note 3)	359	692	2	738	120	2,769	533	281	205
Affiliated securities lending — net (Note 3 and Note 8)	212,309	20,018	—	25,478	4,505	—	12,937	4,197	—

TOTAL INVESTMENT INCOME	343,315	5,362,031	1,904	2,181,840	634,485	3,435,363	3,534,659	1,286,821	280,009

EXPENSES
Advisory fee (Note 3)	1,401,542	480,088	610	149,664	27,032	232,681	150,252	37,030	12,269
Trustees’ fees and expenses (Note 3)	26,538	6,444	13	2,784	494	4,675	2,497	604	186
Miscellaneous expenses	—	—	—	343	141	221	59	—	—

TOTAL EXPENSES	1,428,080	486,532	623	152,791	27,667	237,577	152,808	37,634	12,455

NET INVESTMENT INCOME (LOSS)	(1,084,765)	4,875,499	1,281	2,029,049	606,818	3,197,786	3,381,851	1,249,187	267,554

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	65,126	4,330,723	(8)	1,289,981	4,249,032	25,060	172,405	51,292	42,303
Net change in unrealized appreciation (depreciation) on:
Investments	(41,312)	26,266,833	7,746	5,718,138	3,230,946	(3,573,388)	673,601	3,604,465	258,396

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	23,814	30,597,556	7,738	7,008,119	7,479,978	(3,548,328)	846,006	3,655,757	300,699

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,060,951)	$35,473,055	$9,019	$9,037,168	$8,086,796	$(350,542)	$4,227,857	$4,904,944	$568,253

(1)	For the period November 30, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

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201

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2011 (Unaudited)

					SPDR Nuveen	SPDR Nuveen	SPDR Nuveen
				SPDR Nuveen	Barclays Capital	Barclays Capital	Barclays Capital		SPDR Nuveen S&P
	SPDR Barclays	SPDR Barclays	SPDR Barclays	Barclays Capital	California	New York	Short Term	SPDR Nuveen S&P	High Yield
	Capital Convertible	Capital Mortgage	Capital Aggregate	Municipal Bond	Municipal Bond	Municipal Bond	Municipal Bond	VRDO Municipal	Municipal Bond
	Securities ETF	Backed Bond ETF	Bond ETF	ETF	ETF	ETF	ETF	Bond ETF	ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers (Note 2)	$3,048,434	$332,657	$3,670,762	$15,906,470	$1,489,252	$460,260	$10,933,148	$60,936	$1,429,137
Interest income on securities of affiliated issuers (Note 3)	2,160	23,192	57,623	—	—	—	—	—	—
Dividend income (Note 2)	6,531,943	—	—	—	—	—	—	—	—
Affiliated securities lending — net (Note 3 and Note 8)	178,128	—	17,476	—	—	—	—	—	—

TOTAL INVESTMENT INCOME	9,760,665	355,849	3,745,861	15,906,470	1,489,252	460,260	10,933,148	60,936	1,429,137

EXPENSES
Advisory fee (Note 3)	1,512,426	35,742	261,083	1,357,459	73,624	25,332	1,368,473	11,730	111,971
Trustees’ fees and expenses (Note 3)	9,552	444	3,527	11,283	922	318	17,093	147	559
Miscellaneous expenses	767	—	—	807	—	—	1,337	309	488

TOTAL EXPENSES	1,522,745	36,186	264,610	1,369,549	74,546	25,650	1,386,903	12,186	113,018

Expenses waived by Adviser (Note 3)	—	—	(73,872)	(328,646)	—	—	—	—	(13,461)

NET INVESTMENT INCOME	8,237,920	319,663	3,555,123	14,865,567	1,414,706	434,610	9,546,245	48,750	1,329,580

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	10,066,363	623,288	1,707,682	6,558,221	97,890	54,377	3,169,399	—	384,301
Net change in unrealized appreciation (depreciation) on:
Investments	(106,217,047)	122,782	7,866,593	36,999,548	4,316,582	1,093,661	6,006,484	—	226,803

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(96,150,684)	746,070	9,574,275	43,557,769	4,414,472	1,148,038	9,175,883	—	611,104

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(87,912,764)	$1,065,733	$13,129,398	$58,423,336	$5,829,178	$1,582,648	$18,722,128	$48,750	$1,940,684

See accompanying notes to financial statements.

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203

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2011 (Unaudited)

		SPDR DB			SPDR Barclays
	SPDR Nuveen	International	SPDR Barclays	SPDR Barclays	Capital	SPDR Barclays		SPDR Barclays
	Barclays Capital	Government	Capital Short Term	Capital	International	Capital Emerging	SPDR Barclays	Capital Investment
	Build America Bond	Inflation-Protected	International	International	Corporate Bond	Markets Local	Capital High Yield	Grade Floating Rate
	ETF	Bond ETF	Treasury Bond ETF	Treasury Bond ETF	ETF	Bond ETF	Bond ETF	ETF (1)

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers (Note 2)	$951,299	$29,692,721	$2,400,773	$22,300,140	$991,961	$1,215,017	$295,202,351	$8,524
Interest income on securities of affiliated issuers (Note 3)	106	1,446	2,023	11,942	30	507	47,260	71
Affiliated securities lending — net (Note 3 and Note 8)	—	10,402	827	5,707	—	310	—	—
Foreign taxes withheld	—	(61,286)	(24,887)	(15,949)	—	(46,827)	—	(70)

TOTAL INVESTMENT INCOME	951,405	29,643,283	2,378,736	22,301,840	991,991	1,169,007	295,249,611	8,525

EXPENSES
Advisory fee (Note 3)	62,728	3,265,211	430,894	3,942,165	153,457	99,374	14,960,580	761
Trustees’ fees and expenses (Note 3)	446	16,507	3,113	19,757	702	492	92,657	13
Miscellaneous expenses	—	278	54	—	—	67	539	—

TOTAL EXPENSES	63,174	3,281,996	434,061	3,961,922	154,159	99,933	15,053,776	774

NET INVESTMENT INCOME	888,231	26,361,287	1,944,675	18,339,918	837,832	1,069,074	280,195,835	7,751

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	244	(27,313,935)	1,523,462	18,786,638	(623,721)	(167,542)	(19,723,048)	—
Foreign currency transactions	—	(1,145,028)	(1,035,591)	(3,010,119)	75,820	(283,441)	—	—
Forward foreign currency contracts	—	—	(19,707)	(219,262)	36	43	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	3,977,015	(65,266,858)	(15,486,523)	(65,058,994)	(4,892,714)	(3,909,256)	(201,261,299)	(18,130)
Foreign currency transactions	—	(750,658)	(385,433)	(1,605,033)	(116,402)	(68,689)	—	—
Forward foreign currency contracts	—	84,518	7,669	37,866	44,067	(16,475)	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	3,977,259	(94,391,961)	(15,396,123)	(51,068,904)	(5,512,914)	(4,445,360)	(220,984,347)	(18,130)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,865,490	$(68,030,674)	$(13,451,448)	$(32,728,986)	$(4,675,082)	$(3,376,286)	$59,211,488	$(10,379)

(1)	For the period November 30, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

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205

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

					SPDR Barclays
					Capital Short
	SPDR Barclays Capital 1-3				Term Treasury	SPDR Barclays Capital Intermediate Term		SPDR Barclays Capital Long Term Treasury
	Month T-Bill ETF		SPDR Barclays Capital TIPS ETF		ETF	Treasury ETF		ETF
	Six Months		Six Months			Six Months		Six Months
	Ended		Ended		For the Period	Ended		Ended
	12/31/11	Year Ended	12/31/11	Year Ended	11/30/11*-	12/31/11	Year Ended	12/31/11	Year Ended
	(Unaudited)	6/30/11	(Unaudited)	6/30/11	12/31/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,084,765)	$(24,311)	$4,875,499	$16,013,763	$1,281	$2,029,049	$4,450,342	$606,818	$1,116,098
Net realized gain (loss) on investments	65,126	141,985	4,330,723	5,048,284	(8)	1,289,981	2,561,206	4,249,032	66,196
Net change in unrealized appreciation (depreciation) on investments	(41,312)	48,486	26,266,833	7,956,560	7,746	5,718,138	(1,562,526)	3,230,946	(2,166,685)

Net increase (decrease) in net assets resulting from operations	(1,060,951)	166,160	35,473,055	29,018,607	9,019	9,037,168	5,449,022	8,086,796	(984,391)

Net equalization credits and charges	104,475	(15,250)	130,163	84,741	—	(1,845)	(40,997)	81,458	5,228

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(69,285)	—	(8,636,471)	(14,198,063)	(1,281)	(2,371,967)	(4,466,910)	(760,589)	(1,120,473)
Net realized gains	—	—	—	—	—	(577,337)	(427,780)	—	—

Total distributions to shareholders	(69,285)	—	(8,636,471)	(14,198,063)	(1,281)	(2,949,304)	(4,894,690)	(760,589)	(1,120,473)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,947,384,766	1,320,585,692	183,259,661	97,011,105	6,000,000	18,205,265	23,519,281	59,279,453	12,249,186
Cost of shares redeemed	(3,300,607,464)	(1,366,467,544)	(34,563,536)	(53,489,195)	—	(12,096,090)	(52,855,546)	(33,076,464)	(11,316,783)
Net income equalization (Note 2)	(104,475)	15,250	(130,163)	(84,741)	—	1,845	40,997	(81,458)	(5,228)
Other capital (Note 4)	—	—	5,814	—	—	3,061	8,769	—	—

Net increase (decrease) in net assets from beneficial interest transactions	646,672,827	(45,866,602)	148,571,776	43,437,169	6,000,000	6,114,081	(29,286,499)	26,121,531	927,175

Net increase (decrease) in net assets during the period	645,647,066	(45,715,692)	175,538,523	58,342,454	6,007,738	12,200,100	(28,773,164)	33,529,196	(1,172,461)
Net assets at beginning of period	1,008,816,118	1,054,531,810	438,091,294	379,748,840	—	213,929,398	242,702,562	22,488,103	23,660,564

NET ASSETS END OF PERIOD (1)	$1,654,463,184	$1,008,816,118	$613,629,817	$438,091,294	$6,007,738	$226,129,498	$213,929,398	$56,017,299	$22,488,103

SHARES OF BENEFICIAL INTEREST:
Shares sold	86,100,000	28,800,000	3,200,000	1,800,000	200,000	300,000	400,000	900,000	200,000
Shares redeemed	(72,000,000)	(29,800,000)	(600,000)	(1,000,000)	—	(200,000)	(900,000)	(500,000)	(200,000)

Net increase (decrease)	14,100,000	(1,000,000)	2,600,000	800,000	200,000	100,000	(500,000)	400,000	—

(1) Including undistributed (distribution in excess of) net investment income	$(1,154,050)	$—	$(957,393)	$2,803,579	$—	$(203,231)	$139,687	$(107,254)	$46,517

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Capital Short Term		SPDR Barclays Capital Intermediate		SPDR Barclays Capital Long Term		SPDR Barclays Capital Issuer Scored		SPDR Barclays Capital Convertible
	Corporate Bond ETF		Term Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF		Securities ETF
	Six Months		Six Months		Six Months		Six Months		Six Months
	Ended		Ended		Ended		Ended	For the Period	Ended
	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	4/6/11*-	12/31/11	Year Ended
	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,197,786	$4,557,463	$3,381,851	$5,139,144	$1,249,187	$1,763,430	$267,554	$97,465	$8,237,920	$9,647,870
Net realized gain (loss) on investments	25,060	1,530,039	172,405	1,481,854	51,292	692,393	42,303	5,349	10,066,363	15,343,463
Net change in unrealized appreciation (depreciation) on investments	(3,573,388)	2,259,755	673,601	439,747	3,604,465	(1,262,797)	258,396	122,954	(106,217,047)	47,890,196

Net increase (decrease) in net assets resulting from operations	(350,542)	8,347,257	4,227,857	7,060,745	4,904,944	1,193,026	568,253	225,768	(87,912,764)	72,881,529

Net equalization credits and charges	32,995	61,360	33,257	146,079	65,190	18,779	5,425	—	(149,252)	624,469

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,736,639)	(4,388,246)	(3,968,412)	(5,083,803)	(1,479,893)	(1,769,548)	(308,789)	(60,197)	(15,459,980)	(20,952,356)
Net realized gains	(781,714)	(214,565)	(657,849)	(670,571)	—	(664,892)	—	—	(9,742,085)	(1,537,389)

Total distributions to shareholders	(4,518,353)	(4,602,811)	(4,626,261)	(5,754,374)	(1,479,893)	(2,434,440)	(308,789)	(60,197)	(25,202,065)	(22,489,745)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	66,552,961	229,963,664	26,408,473	92,779,559	26,721,655	11,065,103	9,330,175	12,000,000	37,481,197	641,067,083
Cost of shares redeemed	(9,059,639)	(57,696,272)	—	(16,270,063)	—	(7,200,153)	—	—	(170,076,437)	(24,551,048)
Net income equalization (Note 2)	(32,995)	(61,360)	(33,257)	(146,079)	(65,190)	(18,779)	(5,425)	—	149,252	(624,469)
Other capital (Note 4)	33,447	15,433	1,896	2,333	146,969	20,420	51,316	42,000	18,142	35,696

Net increase (decrease) in net assets from beneficial interest transactions	57,493,774	172,221,465	26,377,112	76,365,750	26,803,434	3,866,591	9,376,066	12,042,000	(132,427,846)	615,927,262

Net increase (decrease) in net assets during the period	52,657,874	176,027,271	26,011,965	77,818,200	30,293,675	2,643,956	9,640,955	12,207,571	(245,691,927)	666,943,515
Net assets at beginning of period	337,925,386	161,898,115	191,564,740	113,746,540	35,553,019	32,909,063	12,207,571	—	926,572,348	259,628,833

NET ASSETS END OF PERIOD (1)	$390,583,260	$337,925,386	$217,576,705	$191,564,740	$65,846,694	$35,553,019	$21,848,526	$12,207,571	$680,880,421	$926,572,348

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,200,000	7,600,000	800,000	2,800,000	700,000	300,000	300,000	400,000	1,000,000	15,700,000
Shares redeemed	(300,000)	(1,900,000)	—	(500,000)	—	(200,000)	—	—	(4,500,000)	(600,000)

Net increase (decrease)	1,900,000	5,700,000	800,000	2,300,000	700,000	100,000	300,000	400,000	(3,500,000)	15,100,000

(1) Including undistributed (distribution in excess of) net investment income	$(223,633)	$315,220	$(387,521)	$199,040	$(115,948)	$114,758	$(3,967)	$37,268	$(2,852,597)	$4,369,463

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Capital Mortgage		SPDR Barclays Capital Aggregate		SPDR Nuveen Barclays Capital		SPDR Nuveen Barclays Capital		SPDR Nuveen Barclays Capital New
	Backed Bond ETF		Bond ETF		Municipal Bond ETF		California Municipal Bond ETF		York Municipal Bond ETF
	Six Months		Six Months		Six Months		Six Months		Six Months
	Ended		Ended		Ended		Ended		Ended
	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended
	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$319,663	$598,053	$3,555,123	$6,257,927	$14,865,567	$31,440,104	$1,414,706	$2,759,960	$434,610	$877,707
Net realized gain (loss) on investments	623,288	788,469	1,707,682	4,043,185	6,558,221	7,087,750	97,890	534,874	54,377	183,745
Net change in unrealized appreciation (depreciation) on investments	122,782	(209,547)	7,866,593	(2,280,889)	36,999,548	(11,202,383)	4,316,582	(1,322,812)	1,093,661	(559,927)

Net increase (decrease) in net assets resulting from operations	1,065,733	1,176,975	13,129,398	8,020,223	58,423,336	27,325,471	5,829,178	1,972,022	1,582,648	501,525

Net equalization credits and charges	1,304	21,788	41,684	54,020	84,579	(33,639)	(4,671)	41,450	—	492

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(371,595)	(617,711)	(4,134,455)	(6,384,803)	(17,447,189)	(31,630,191)	(1,638,085)	(2,750,210)	(502,938)	(882,050)
Net realized gains	(781,622)	(668,150)	(2,701,732)	(3,289,893)	(2,760,920)	(5,638,860)	(75,264)	(547,910)	—	(138,121)

Total distributions to shareholders	(1,153,217)	(1,285,861)	(6,836,187)	(9,674,696)	(20,208,109)	(37,269,051)	(1,713,349)	(3,298,120)	(502,938)	(1,020,171)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	19,416,167	21,896,498	40,434,050	73,695,114	119,307,782	78,013,855	2,302,262	15,721,737	—	4,558,910
Cost of shares redeemed	(13,778,990)	(13,664,807)	—	(33,643,931)	(48,780,871)	(146,875,012)	(4,510,237)	(6,511,015)	—	(4,392,267)
Net income equalization (Note 2)	(1,304)	(21,788)	(41,684)	(54,020)	(84,579)	33,639	4,671	(41,450)	—	(492)
Other capital (Note 4)	16,598	71,122	43,528	14,366	22,053	—	—	7,861	—	1,122

Net increase (decrease) in net assets from beneficial interest transactions	5,652,471	8,281,025	40,435,894	40,011,529	70,464,385	(68,827,518)	(2,203,304)	9,177,133	—	167,273

Net increase (decrease) in net assets during the period	5,566,291	8,193,927	46,770,789	38,411,076	108,764,191	(78,804,737)	1,907,854	7,892,485	1,079,710	(350,881)
Net assets at beginning of period	35,556,330	27,362,403	259,438,476	221,027,400	873,455,286	952,260,023	73,225,745	65,333,260	24,575,360	24,926,241

NET ASSETS END OF PERIOD (1)	$41,122,621	$35,556,330	$306,209,265	$259,438,476	$982,219,477	$873,455,286	$75,133,599	$73,225,745	$25,655,070	$24,575,360

SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	800,000	700,000	1,300,000	5,100,000	3,400,000	100,000	700,000	—	200,000
Shares redeemed	(500,000)	(500,000)	—	(600,000)	(2,100,000)	(6,500,000)	(200,000)	(300,000)	—	(200,000)

Net increase (decrease)	200,000	300,000	700,000	700,000	3,000,000	(3,100,000)	(100,000)	400,000	—	—

(1) Including undistributed (distribution in excess of) net investment income	$(52,944)	$(1,012)	$(552,257)	$27,075	$(1,394,593)	$1,187,029	$(82,226)	$141,153	$(17,898)	$50,430

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Barclays Capital Short		SPDR Nuveen S&P VRDO Municipal		SPDR Nuveen S&P High Yield		SPDR Nuveen Barclays Capital Build		SPDR DB International Government
	Term Municipal Bond ETF		Bond ETF		Municipal Bond ETF		America Bond ETF		Inflation-Protected Bond ETF
	Six Months		Six Months		Six Months		Six Months		Six Months
	Ended		Ended		Ended	For the Period	Ended		Ended
	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	4/13/11*-	12/31/11	Year Ended	12/31/11	Year Ended
	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,546,245	$19,214,437	$48,750	$83,122	$1,329,580	$577,107	$888,231	$1,537,974	$26,361,287	$54,421,679
Net realized gain (loss) on investments and foreign currency transactions	3,169,399	6,421,088	—	—	384,301	—	244	169,390	(28,458,963)	(10,258,472)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	6,006,484	2,658,575	—	—	226,803	1,763,856	3,977,015	599,730	(65,932,998)	140,028,325

Net increase (decrease) in net assets resulting from operations	18,722,128	28,294,100	48,750	83,122	1,940,684	2,340,963	4,865,490	2,307,094	(68,030,674)	184,191,532

Net equalization credits and charges	122,121	29,233	2,028	(1,678)	9,251	—	8,910	31,488	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,317,299)	(19,359,304)	(58,402)	(83,520)	(1,533,975)	(315,538)	(1,037,001)	(1,476,708)	(45,531,927)	(26,525,099)
Net realized gains	(2,438,920)	(4,028,194)	—	—	(112,155)	—	—	(9,797)	—	—

Total distributions to shareholders	(13,756,219)	(23,387,498)	(58,402)	(83,520)	(1,646,130)	(315,538)	(1,037,001)	(1,486,505)	(45,531,927)	(26,525,099)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	194,642,127	190,732,492	3,002,778	—	5,267,615	45,000,000	5,518,165	24,828,720	91,550,503	444,906,645
Cost of shares redeemed	(43,767,308)	(148,473,640)	—	(6,003,177)	(5,269,471)	—	—	(5,225,331)	(168,050,921)	(93,838,907)
Net income equalization (Note 2)	(122,121)	(29,233)	(2,028)	1,678	(9,251)	—	(8,910)	(31,488)	—	—
Other capital (Note 4)	31,718	59,140	1,501	—	—	—	2,759	12,414	761,480	1,616,237

Net increase (decrease) in net assets from beneficial interest transactions	150,784,416	42,288,759	3,002,251	(6,001,499)	(11,107)	45,000,000	5,512,014	19,584,315	(75,738,938)	352,683,975

Net increase (decrease) in net assets during the period	155,872,446	47,224,594	2,994,627	(6,003,575)	292,698	47,025,425	9,349,413	20,436,392	(189,301,539)	510,350,408
Net assets at beginning of period	1,299,602,722	1,252,378,128	9,009,894	15,013,469	47,025,425	—	30,583,145	10,146,753	1,360,851,400	850,500,992

NET ASSETS END OF PERIOD (1)	$1,455,475,168	$1,299,602,722	$12,004,521	$9,009,894	$47,318,123	$47,025,425	$39,932,558	$30,583,145	$1,171,549,861	$1,360,851,400

SHARES OF BENEFICIAL INTEREST:
Shares sold	8,000,000	7,900,000	100,000	—	100,000	900,000	100,000	500,000	1,500,000	7,400,000
Shares redeemed	(1,800,000)	(6,200,000)	—	(200,000)	(100,000)	—	—	(100,000)	(2,900,000)	(1,700,000)

Net increase (decrease)	6,200,000	1,700,000	100,000	(200,000)	—	900,000	100,000	400,000	(1,400,000)	5,700,000

(1) Including undistributed (distribution in excess of) net investment income	$(1,185,302)	$585,752	$(893)	$8,759	$25,687	$230,082	$(40,358)	$108,412	$(10,217,395)	$8,953,245

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Capital Short Term		SPDR Barclays Capital International		SPDR Barclays Capital International		SPDR Barclays Capital Emerging
	International Treasury Bond ETF		Treasury Bond ETF		Corporate Bond ETF		Markets Local Bond ETF
	Six Months		Six Months		Six Months		Six Months
	Ended		Ended		Ended		Ended	For the Period
	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	Year Ended	12/31/11	2/23/11*-
	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11	(Unaudited)	6/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,944,675	$2,453,248	$18,339,918	$32,113,147	$837,832	$418,628	$1,069,074	$309,695
Net realized gain (loss) on investments and foreign currency transactions	468,164	4,139,691	15,557,257	39,801,628	(547,865)	188,141	(450,940)	(233,476)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(15,864,287)	18,410,725	(66,626,161)	104,140,455	(4,965,049)	1,459,669	(3,994,420)	343,862

Net increase (decrease) in net assets resulting from operations	(13,451,448)	25,003,664	(32,728,986)	176,055,230	(4,675,082)	2,066,438	(3,376,286)	420,081

Net equalization credits and charges	—	—	—	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,810,394)	—	(47,979,528)	(11,382,075)	(1,118,887)	(226,681)	(673,556)	(166,472)
Net realized gains	—	—	—	—	—	(1,035)	—	—

Total distributions to shareholders	(7,810,394)	—	(47,979,528)	(11,382,075)	(1,118,887)	(227,716)	(673,556)	(166,472)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	15,373,987	98,578,048	276,270,950	450,283,038	16,953,653	44,261,032	21,851,225	28,081,162
Cost of shares redeemed	(26,308,205)	(7,532,663)	(162,493,818)	(70,723,956)	(9,844,665)	—	—	—
Net income equalization (Note 2)	—	—	—	—	—	—	—	—
Other capital (Note 4)	8,130	129,336	392,983	917,974	73,752	115,334	218,512	229,249

Net increase (decrease) in net assets from beneficial interest transactions	(10,926,088)	91,174,721	114,170,115	380,477,056	7,182,740	44,376,366	22,069,737	28,310,411

Net increase (decrease) in net assets during the period	(32,187,930)	116,178,385	33,461,601	545,150,211	1,388,771	46,215,088	18,019,895	28,564,020
Net assets at beginning of period	251,106,502	134,928,117	1,583,073,541	1,037,923,330	52,208,266	5,993,178	28,564,020	—

NET ASSETS END OF PERIOD (1)	$218,918,572	$251,106,502	$1,616,535,142	$1,583,073,541	$53,597,037	$52,208,266	$46,583,915	$28,564,020

SHARES OF BENEFICIAL INTEREST:
Shares sold	400,000	2,600,000	4,600,000	7,500,000	500,000	1,300,000	700,000	900,000
Shares redeemed	(700,000)	(200,000)	(2,700,000)	(1,200,000)	(300,000)	—	—	—

Net increase (decrease)	(300,000)	2,400,000	1,900,000	6,300,000	200,000	1,300,000	700,000	900,000

(1) Including undistributed (distribution in excess of) net investment income	$(4,178,252)	$1,687,467	$(13,815,844)	$15,823,766	$130,284	$411,339	$311,553	$(83,965)

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Capital High Yield Bond ETF		SPDR Barclays Capital Investment Grade Floating Rate ETF
	Six Months
	Ended		For the Period
	12/31/11	Year Ended	11/30/11*-
	(Unaudited)	6/30/11	12/31/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$280,195,835	$519,246,810	$7,751
Net realized gain (loss) on investments	(19,723,048)	327,623,154	—
Net change in unrealized appreciation (depreciation) on investments	(201,261,299)	10,291,259	(18,130)

Net increase (decrease) in net assets resulting from operations	59,211,488	857,161,223	(10,379)

Net equalization credits and charges	7,726,149	7,548,278	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(332,136,636)	(519,131,508)	(7,770)
Net realized gains	(60,929,083)	(97,393,593)	—

Total distributions to shareholders	(393,065,719)	(616,525,101)	(7,770)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,918,476,534	4,400,492,400	6,000,000
Cost of shares redeemed	(1,645,677,077)	(2,028,216,846)	—
Net income equalization (Note 2)	(7,726,149)	(7,548,278)	—
Other capital (Note 4)	1,898,755	1,374,626	—

Net increase (decrease) in net assets from beneficial interest transactions	2,266,972,063	2,366,101,902	6,000,000

Net increase (decrease) in net assets during the period	1,940,843,981	2,614,286,302	5,981,851
Net assets at beginning of period	6,915,537,975	4,301,251,673	—

NET ASSETS END OF PERIOD (1)	$8,856,381,956	$6,915,537,975	$5,981,851

SHARES OF BENEFICIAL INTEREST:
Shares sold	103,000,000	110,900,000	200,000
Shares redeemed	(43,500,000)	(50,700,000)	—

Net increase (decrease)	59,500,000	60,200,000	200,000

(1) Including undistributed (distribution in excess of) net investment income	$(33,684,859)	$18,255,942	$(19)

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

																			SPDR
																			Barclays
																			Capital
																			Short
																			Term
	SPDR Barclays Capital 1-3 Month T-Bill ETF										SPDR Barclays Capital TIPS ETF								Treasury ETF
																			For the
	Six Months								For the		Six Months						For the		Period
	Ended								Period		Ended						Period		11/30/11*-
	12/31/11		Year Ended		Year Ended		Year Ended	Year Ended	5/25/07*-		12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	5/25/07*-		12/31/11
	(Unaudited)		6/30/11		6/30/10		6/30/09	6/30/08	6/30/07		(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07		(Unaudited)

Net asset value, beginning of period	$45.85		$45.85		$45.86		$45.88	$45.96	$45.74		$54.76		$52.74	$49.74	$52.00	$47.88	$48.01		$30.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(1)	0.00	(1) (2)	0.00	(1) (2)	0.23 (1)	1.32	0.20		0.54	(1)	2.21 (1)	1.78 (1)	0.54 (1)	2.86	0.41		0.01	(1)
Net realized and unrealized gain (loss) (3)	0.00	(2)	0.00	(2)	0.00	(2)	0.11	0.03	0.02		3.58		1.70	2.78	(1.19)	4.24	(0.57)		0.04

Total from investment operations	(0.02)		0.00	(2)	0.00	(2)	0.34	1.35	0.22		4.12		3.91	4.56	(0.65)	7.10	(0.16)		0.05

Net equalization credits and charges (1)	0.00	(2)	0.00	(2)	0.00	(2)	0.02	0.09	—		0.01		0.01	0.01	0.07	(0.12)	0.03		—

Other Capital (1)	—		—		—		—	—	—		0.00	(2)	—	—	0.00 (2)	—	—		—

Distributions to shareholders from:
Net investment income	(0.00	)(2)	—		0.00	(2)	(0.37)	(1.52)	—		(1.00)		(1.90)	(1.57)	(1.68)	(2.86)	—		(0.01)
Net realized gains	—		—		0.00	(2)	(0.01)	—	—		—		—	—	—	—	—		—
Return of capital	—		—		(0.01)		—	—	—		—		—	—	—	—	—		—

Total distributions	—		—		(0.01)		(0.38)	(1.52)	—		(1.00)		(1.90)	(1.57)	(1.68)	(2.86)	—		(0.01)

Net asset value, end of period	$45.83		$45.85		$45.85		$45.86	$45.88	$45.96		$57.89		$54.76	$52.74	$49.74	$52.00	$47.88		$30.04

Total return (4)	(0.05)%		0.01%		0.00	%(5)	0.79%	3.18%	0.48%		7.60%		7.55%	9.33%	(1.11)%	14.96%	(0.27)%		0.15%
Net assets, end of period (in 000’s)	$1,654,463		$1,008,816		$1,054,532		$985,943	$284,435	$36,766		$613,630		$438,091	$379,749	$288,501	$93,602	$57,457		$6,008
Ratio of expenses to average net assets	0.14	%(6)	0.15%		0.14%		0.14%	0.14%	0.14	%(6)	0.19	%(6)	0.20%	0.19%	0.19%	0.19%	0.19	%(6)	0.12	%(6)
Ratio of net investment income (loss) to average net assets	(0.10	)%(6)	0.00	%(5)	0.00	%(5)	0.49%	2.72%	4.49	%(6)	1.87	%(6)	4.12%	3.48%	1.11%	6.49%	10.23	%(6)	0.25	%(6)
Portfolio turnover rate (7)	315%		628%		623%		692%	583%	2%		13%		21%	18%	21%	16%	0.00	%(5)	3%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Amount is less than 0.005%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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219

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Capital Intermediate Term Treasury ETF								SPDR Barclays Capital Long Term Treasury ETF								SPDR Barclays Capital Short Term Corporate Bond ETF
	Six Months						For the		Six Months						For the		Six Months			For the
	Ended						Period		Ended						Period		Ended			Period
	12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	5/23/07*-		12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	5/23/07*-		12/31/11		Year Ended	12/16/09*-
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07		(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07		(Unaudited)		6/30/11	6/30/10

Net asset value, beginning of period	$59.42		$59.19	$57.22	$55.32	$52.56	$52.57		$56.22		$59.15	$55.00	$53.39	$49.67	$50.12		$30.44		$29.98	$30.00

Income (loss) from investment operations:
Net investment income (loss)	0.56	(1)	1.17 (1)	1.19 (1)	1.43 (1)	2.06	0.22		1.00	(1)	2.17 (1)	2.20 (1)	2.36 (1)	2.47	0.22		0.26	(1)	0.56 (1)	0.31	(1)
Net realized and unrealized gain (loss) (2)	1.94		0.37	2.02	1.92	2.81	(0.23)		13.87		(2.94)	4.06	1.64	3.72	(0.67)		(0.29)		0.48	(0.17)

Total from investment operations	2.50		1.54	3.21	3.35	4.87	(0.01)		14.87		(0.77)	6.26	4.00	6.19	(0.45)		(0.03)		1.04	0.14

Net equalization credits and charges (1)	(0.00	)(3)	(0.01)	0.03	0.06	0.17	—		0.13		0.01	0.08	0.01	(0.01)	—		0.00	(3)	0.01	0.04

Other Capital (1)	0.00	(3)	0.00 (3)	—	—	—	—		—		—	—	—	—	—		0.00	(3)	0.00 (3)	0.06

Distributions to shareholders from:
Net investment income	(0.65)		(1.18)	(1.19)	(1.51)	(2.24)	—		(1.20)		(2.17)	(2.19)	(2.40)	(2.45)	—		(0.31)		(0.56)	(0.26)
Net realized gains	(0.16)		(0.12)	(0.08)	—	(0.04)	—		—		—	—	—	(0.01)	—		(0.06)		(0.03)	—

Total distributions	(0.81)		(1.30)	(1.27)	(1.51)	(2.28)	—		(1.20)		(2.17)	(2.19)	(2.40)	(2.46)	—		(0.37)		(0.59)	(0.26)

Net asset value, end of period	$61.11		$59.42	$59.19	$57.22	$55.32	$52.56		$70.02		$56.22	$59.15	$55.00	$53.39	$49.67		$30.04		$30.44	$29.98

Total return (4)	4.22%		2.62%	5.73%	6.20%	9.73%	(0.02)%		26.85%		(1.24)%	11.93%	7.51%	12.62%	(0.90)%		(0.11)%		3.60%	0.79%
Net assets, end of period (in 000’s)	$226,129		$213,929	$242,703	$143,070	$44,261	$10,513		$56,017		$22,488	$23,661	$16,499	$10,678	$9,934		$390,583		$337,925	$161,898
Ratio of expenses to average net assets	0.14	%(5)	0.16%	0.14%	0.14%	0.14%	0.14	%(5)	0.14	%(5)	0.15%	0.14%	0.14%	0.14%	0.14	%(5)	0.13	%(5)	0.13%	0.13	%(5)
Ratio of net investment income (loss) to average net assets	1.82	%(5)	1.98%	2.06%	2.50%	3.51%	4.13	%(5)	3.02	%(5)	3.79%	4.01%	4.14%	4.58%	4.29	%(5)	1.71	%(5)	1.83%	1.94	%(5)
Portfolio turnover rate (6)	16%		33%	39%	49%	36%	7%		12%		26%	54%	17%	11%	4%		23%		46%	23%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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221

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Capital Intermediate Term Corporate Bond ETF						SPDR Barclays Capital Long Term Corporate Bond ETF						SPDR Barclays Capital Issuer Scored Corporate Bond ETF				SPDR Barclays Capital Convertible Securities ETF
	Six Months				For the		Six Months				For the		Six Months		For the		Six Months				For the
	Ended				Period		Ended				Period		Ended		Period		Ended				Period
	12/31/11		Year Ended	Year Ended	2/10/09*-		12/31/11		Year Ended	Year Ended	3/10/09*-		12/31/11		4/6/11*-		12/31/11		Year Ended	Year Ended	4/14/09*-
	(Unaudited)		6/30/11	6/30/10	6/30/09		(Unaudited)		6/30/11	6/30/10	6/30/09		(Unaudited)		6/30/11		(Unaudited)		6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$33.03		$32.50	$30.39	$30.00		$35.55		$36.57	$33.31	$30.00		$30.52		$30.00		$41.55		$36.06	$31.65	$30.00

Income (loss) from investment operations:
Net investment income (loss)	0.56	(1)	1.14 (1)	1.31 (1)	0.59	(1)	0.96	(1)	2.00 (1)	2.07 (1)	0.65	(1)	0.55	(1)	0.24	(1)	0.41	(1)	0.68 (1)	1.43 (1)	0.35	(1)
Net realized and unrealized gain (loss) (2)	0.13		0.66	2.13	0.20		3.19		(0.22)	3.30	3.13		0.67		0.32		(4.43)		6.52	4.78	1.42

Total from investment operations	0.69		1.80	3.44	0.79		4.15		1.78	5.37	3.78		1.22		0.56		(4.02)		7.20	6.21	1.77

Net equalization credits and charges (1)	0.01		0.03	0.09	0.05		0.05		0.02	0.06	—		0.01		—		(0.01)		0.04	0.05	0.05

Other Capital (1)	0.00	(3)	0.00 (3)	0.00 (3)	—		0.11		0.02	—	—		0.10		0.11		0.00	(3)	0.00 (3)	0.02	0.05

Distributions to shareholders from:
Net investment income	(0.66)		(1.15)	(1.38)	(0.45)		(1.13)		(2.01)	(2.09)	(0.47)		(0.64)		(0.15)		(0.78)		(1.63)	(1.76)	(0.22)
Net realized gains	(0.10)		(0.15)	(0.04)	—		—		(0.83)	(0.08)	—		—		—		(0.52)		(0.12)	(0.11)	—

Total distributions	(0.76)		(1.30)	(1.42)	(0.45)		(1.13)		(2.84)	(2.17)	(0.47)		(0.64)		(0.15)		(1.30)		(1.75)	(1.87)	(0.22)

Net asset value, end of period	$32.97		$33.03	$32.50	$30.39		$38.73		$35.55	$36.57	$33.31		$31.21		$30.52		$36.22		$41.55	$36.06	$31.65

Total return (4)	2.12%		5.72%	11.85%	2.86%		12.23%		5.20%	16.76%	12.70%		4.38%		2.23%		(9.75)%		20.38%	19.92%	6.24%
Net assets, end of period (in 000’s)	$217,577		$191,565	$113,747	$27,349		$65,847		$35,553	$32,909	$6,661		$21,849		$12,208		$680,880		$926,572	$259,629	$44,307
Ratio of expenses to average net assets	0.15	%(5)	0.16%	0.15%	0.15	%(5)	0.15	%(5)	0.17%	0.15%	0.15	%(5)	0.16	%(5)	0.16	%(5)	0.40	%(5)	0.41%	0.40%	0.40	%(5)
Ratio of net investment income (loss) to average net assets	3.38	%(5)	3.45%	4.13%	5.22	%(5)	5.06	%(5)	5.49%	5.85%	6.82	%(5)	3.49	%(5)	3.42	%(5)	2.18	%(5)	1.68%	3.85%	5.33	%(5)
Portfolio turnover rate (6)	9%		37%	42%	4%		13%		58%	42%	27%		19%		6%		8%		33%	26%	9%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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223

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Capital Mortgage Backed Bond ETF						SPDR Barclays Capital Aggregate Bond ETF
	Six Months				For the		Six Months						For the
	Ended				Period		Ended						Period
	12/31/11		Year Ended	Year Ended	1/15/09*-		12/31/11		Year Ended	Year Ended	Year Ended	Year Ended	5/23/07*-
	(Unaudited)		6/30/11	6/30/10	6/30/09		(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$27.35		$27.36	$26.26	$26.05		$56.40		$56.67	$54.47	$53.13	$52.09	$52.36

Income (loss) from investment operations:
Net investment income (loss)	0.25	(1)	0.48 (1)	0.68 (1)	0.25	(1)	0.73	(1)	1.55 (1)	1.85 (1)	2.13 (1)	2.44	0.24
Net realized and unrealized gain (loss) (2)	0.62		0.50	1.29	0.14		1.98		0.58	3.13	1.41	0.91	(0.51)

Total from investment operations	0.87		0.98	1.97	0.39		2.71		2.13	4.98	3.54	3.35	(0.27)

Net equalization credits and charges (1)	0.00	(3)	0.02	0.07	—		0.01		0.01	0.01	0.03	0.31	—

Other Capital (1)	0.01		0.06	0.10	—		0.01		0.00 (3)	—	0.01	—	—

Distributions to shareholders from:
Net investment income	(0.29)		(0.51)	(0.73)	(0.18)		(0.85)		(1.59)	(1.86)	(2.18)	(2.62)	—
Net realized gains	(0.52)		(0.56)	(0.31)	—		(0.51)		(0.82)	(0.93)	(0.06)	—	—

Total distributions	(0.81)		(1.07)	(1.04)	(0.18)		(1.36)		(2.41)	(2.79)	(2.24)	(2.62)	—

Net asset value, end of period	$27.42		$27.35	$27.36	$26.26		$57.77		$56.40	$56.67	$54.47	$53.13	$52.09

Total return (4)	3.31%		3.88%	8.31%	1.51%		4.91%		3.83%	9.36%	6.90%	7.13%	(0.52)%
Net assets, end of period (in 000’s)	$41,123		$35,556	$27,362	$5,252		$306,209		$259,438	$221,027	$196,090	$116,880	$10,419
Ratio of expenses to average net assets	0.20	%(5)	0.21%	0.21%	0.20	%(5)	0.13	%(5)	0.15%	0.13%	0.13%	0.13%	0.13	%(5)
Ratio of expenses to average net assets before waivers	N/A		N/A	N/A	N/A		0.19	%(5)	0.20%	0.19%	0.19%	0.19%	0.19	%(5)
Ratio of net investment income (loss) to average net assets	1.79	%(5)	1.77%	2.55%	2.14	%(5)	2.51	%(5)	2.74%	3.33%	3.98%	4.13%	4.42	%(5)
Portfolio turnover rate (6)	297%		1,107%	897%	619%		155%		310%	376%	475%	151%	17%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

224

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225

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Capital Municipal Bond ETF							SPDR Nuveen Barclays Capital California Municipal Bond ETF							SPDR Nuveen Barclays Capital New York Municipal Bond ETF
	Six Months					For the		Six Months					For the		Six Months					For the
	Ended					Period		Ended					Period		Ended					Period
	12/31/11		Year Ended	Year Ended	Year Ended	9/11/07*-		12/31/11		Year Ended	Year Ended	Year Ended	10/10/07*-		12/31/11		Year Ended	Year Ended	Year Ended	10/11/07*-
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08		(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08		(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$22.75		$22.94	$21.95	$21.73	$22.16		$22.19		$22.53	$21.25	$21.74	$22.18		$22.34		$22.66	$21.49	$21.64	$21.96

Income (loss) from investment operations:
Net investment income (loss)	0.38	(1)	0.79 (1)	0.85 (1)	0.86 (1)	0.64		0.44	(1)	0.87 (1)	0.96 (1)	0.92 (1)	0.62		0.40	(1)	0.76 (1)	0.88 (1)	0.87 (1)	0.63
Net realized and unrealized gain (loss) (2)	1.11		(0.05)	0.97	0.18	(0.53)		1.38		(0.19)	1.27	(0.52)	(0.52)		1.04		(0.20)	1.16	(0.16)	(0.39)

Total from investment operations	1.49		0.74	1.82	1.04	0.11		1.82		0.68	2.23	0.40	0.10		1.44		0.56	2.04	0.71	0.24

Net equalization credits and charges (1)	0.00	(3)	0.00 (3)	0.02	0.03	0.05		(0.00	)(3)	0.01	0.01	0.02	0.02		—		0.00 (3)	0.01	0.01	—

Other Capital (1)	0.00	(3)	—	—	0.00 (3)	0.00	(3)	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	—		0.00 (3)	0.00 (3)	0.00 (3)	—

Distributions to shareholders from:
Net investment income	(0.45)		(0.79)	(0.85)	(0.85)	(0.59)		(0.51)		(0.86)	(0.96)	(0.91)	(0.56)		(0.46)		(0.76)	(0.88)	(0.87)	(0.56)
Net realized gains	(0.07)		(0.14)	—	—	—		(0.02)		(0.17)	—	—	—		—		(0.12)	—	—	—

Total distributions	(0.52)		(0.93)	(0.85)	(0.85)	(0.59)		(0.53)		(1.03)	(0.96)	(0.91)	(0.56)		(0.46)		(0.88)	(0.88)	(0.87)	(0.56)

Net asset value, end of period	$23.72		$22.75	$22.94	$21.95	$21.73		$23.48		$22.19	$22.53	$21.25	$21.74		$23.32		$22.34	$22.66	$21.49	$21.64

Total return (4)	6.59%		3.33%	8.50%	5.07%	0.73%		8.30%		3.23%	10.67%	2.02%	0.54%		6.48%		2.55%	9.66%	3.49%	1.08%
Net assets, end of period (in 000’s)	$982,219		$873,455	$952,260	$583,859	$256,404		$75,134		$73,226	$65,333	$40,376	$17,392		$25,655		$24,575	$24,926	$15,046	$12,986
Ratio of expenses to average net assets	0.23	%(5)	0.22%	0.20%	0.20%	0.20	%(5)	0.20	%(5)	0.20%	0.20%	0.20%	0.20	%(5)	0.20	%(5)	0.20%	0.20%	0.20%	0.20	%(5)
Ratio of expenses to average net assets before waivers	0.30	%(5)	0.30%	0.30%	0.30%	0.30	%(5)	N/A		N/A	N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A
Ratio of net investment income (loss) to average net assets	3.29	%(5)	3.46%	3.75%	3.96%	3.79	%(5)	3.84	%(5)	3.92%	4.32%	4.33%	4.04	%(5)	3.43	%(5)	3.40%	3.92%	4.11%	4.02	%(5)
Portfolio turnover rate (6)	8%		16%	9%	3%	0%		1%		29%	12%	24%	17%		4%		37%	9%	33%	32%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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227

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF							SPDR Nuveen S&P VRDO Municipal Bond ETF					SPDR Nuveen S&P High Yield Municipal Bond ETF				SPDR Nuveen Barclays Capital Build America Bond ETF
	Six Months					For the		Six Months			For the		Six Months		For the		Six Months			For the
	Ended					Period		Ended			Period		Ended		Period		Ended			Period
	12/31/11		Year Ended	Year Ended	Year Ended	10/10/07*-		12/31/11		Year Ended	9/23/09*-		12/31/11		4/13/11*-		12/31/11		Year Ended	5/12/10*-
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08		(Unaudited)		6/30/11	6/30/10		(Unaudited)		6/30/11		(Unaudited)		6/30/11	6/30/10

Net asset value, beginning of period	$24.20		$24.08	$23.67	$22.82	$22.53		$30.03		$30.03	$30.00		$52.25		$50.00		$50.97		$50.73	$50.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	(1)	0.36 (1)	0.42 (1)	0.55 (1)	0.45		0.13	(1)	0.24 (1)	0.06	(1)	1.57	(1)	0.64	(1)	1.38	(1)	2.74 (1)	0.34	(1)
Net realized and unrealized gain (loss) (2)	0.17		0.19	0.41	0.83	0.19		(0.01)		—	—		0.66		1.96		6.30		0.16	0.49

Total from investment operations	0.34		0.55	0.83	1.38	0.64		0.12		0.24	0.06		2.23		2.60		7.68		2.90	0.83

Net equalization credits and charges (1)	0.00	(3)	0.00 (3)	0.01	0.03	0.06		0.01		0.00 (3)	0.00	(3)	0.01		—		0.01		0.06	—

Other Capital (1)	0.00	(3)	0.00 (3)	0.01	0.01	0.01		0.00	(3)	—	0.01		—		—		0.00	(3)	0.02	—

Distributions to shareholders from:
Net investment income	(0.20)		(0.36)	(0.44)	(0.57)	(0.42)		(0.15)		(0.24)	(0.04)		(1.79)		(0.35)		(1.61)		(2.73)	(0.10)
Net realized gains	(0.04)		(0.07)	—	—	—		—		—	—		(0.12)		—		—		(0.01)	—

Total distributions	(0.24)		(0.43)	(0.44)	(0.57)	(0.42)		(0.15)		(0.24)	(0.04)		(1.91)		(0.35)		(1.61)		(2.74)	(0.10)

Net asset value, end of period	$24.30		$24.20	$24.08	$23.67	$22.82		$30.01		$30.03	$30.03		$52.58		$52.25		$57.05		$50.97	$50.73

Total return (4)	1.42%		2.33%	3.60%	6.29%	3.16%		0.44%		0.81%	0.23%		4.34%		5.21%		15.23%		6.22%	1.67%
Net assets, end of period (in 000’s)	$1,455,475		$1,299,603	$1,252,378	$501,788	$123,225		$12,005		$9,010	$15,013		$47,318		$47,025		$39,933		$30,583	$10,147
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.20%	0.20%	0.20	%(5)	0.21	%(5)	0.21%	0.21	%(5)	0.45	%(5)	0.45	%(5)	0.35	%(5)	0.35%	0.36	%(5)
Ratio of expenses to average net assets before waivers	N/A		N/A	N/A	N/A	N/A		N/A		N/A	N/A		0.50	%(5)	0.50	%(5)	N/A		N/A	N/A
Ratio of net investment income (loss) to average net assets	1.40	%(5)	1.49%	1.77%	2.35%	2.66	%(5)	0.83	%(5)	0.80%	0.26	%(5)	5.94	%(5)	5.86	%(5)	4.96	%(5)	5.54%	5.10	%(5)
Portfolio turnover rate (6)	14%		25%	14%	4%	2%		57%		77%	173%		8%		33%		12%		58%	16%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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229

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR DB International Government Inflation-Protected Bond ETF							SPDR Barclays Capital Short Term International Treasury Bond ETF							SPDR Barclays Capital International Treasury Bond ETF
	Six Months					For the		Six Months					For the		Six Months					For the
	Ended					Period		Ended					Period		Ended					Period
	12/31/11		Year Ended	Year Ended	Year Ended	3/13/08*-		12/31/11		Year Ended	Year Ended		1/15/09*-		12/31/11		Year Ended	Year Ended	Year Ended	10/2/07*-
	(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08		(Unaudited)		6/30/11	6/30/10		6/30/09		(Unaudited)		6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$61.86		$52.18	$51.90	$60.71	$61.85		$39.24		$33.73	$35.05		$33.05		$61.84		$53.78	$54.19	$55.14	$51.55

Income (loss) from investment operations:
Net investment income (loss)	1.21	(1)	3.19 (1)	2.52 (1)	2.08 (1)	0.73		0.30	(1)	0.51 (1)	0.46	(1)	0.21	(1)	0.71	(1)	1.42 (1)	1.48 (1)	1.51 (1)	0.97
Net realized and unrealized gain (loss) (2)	(4.10)		7.90	(1.96)	(9.07)	(1.35)		(2.39)		4.97	(1.41)		1.83		(1.94)		7.09	(1.48)	(1.32)	3.49

Total from investment operations	(2.89)		11.09	0.56	(6.99)	(0.62)		(2.09)		5.48	(0.95)		2.04		(1.23)		8.51	—	0.19	4.46

Net equalization credits and charges (1)	—		—	0.35	0.03	0.10		—		—	0.07		(0.06)		—		—	(0.08)	(0.01)	0.11

Other Capital (1)	0.03		0.09	0.17	0.07	0.05		0.00	(3)	0.03	0.10		0.07		0.02		0.04	0.10	0.02	0.03

Distributions to shareholders from:
Net investment income	(2.13)		(1.50)	(0.80)	(0.04)	(0.67)		(1.26)		—	(0.54)		(0.05)		(1.85)		(0.49)	(0.43)	(1.15)	(1.01)
Return of capital	—		—	—	(1.88)	—		—		—	(0.00	)(3)	—		—		—	—	—	—

Total distributions	(2.13)		(1.50)	(0.80)	(1.92)	(0.67)		(1.26)		—	(0.54)		(0.05)		(1.85)		(0.49)	(0.43)	(1.15)	(1.01)

Net asset value, end of period	$56.87		$61.86	$52.18	$51.90	$60.71		$35.89		$39.24	$33.73		$35.05		$58.78		$61.84	$53.78	$54.19	$55.14

Total return (4)	(4.67)%		21.61%	2.03%	(11.34)%	(0.73)%		(5.36)%		16.34%	(2.32)%		6.22%		(1.99)%		15.95%	(0.01)%	0.50%	8.95%
Net assets, end of period (in 000’s)	$1,171,550		$1,360,851	$850,501	$394,482	$206,414		$218,919		$251,107	$134,928		$10,514		$1,616,535		$1,583,074	$1,037,923	$1,089,231	$760,990
Ratio of expenses to average net assets	0.50	%(5)	0.52%	0.50%	0.50%	0.50	%(5)	0.35	%(5)	0.36%	0.35%		0.36	%(5)	0.50	%(5)	0.52%	0.50%	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets	4.04	%(5)	5.43%	4.60%	4.20%	6.89	%(5)	1.58	%(5)	1.37%	1.30%		1.39	%(5)	2.33	%(5)	2.41%	2.62%	2.91%	3.03	%(5)
Portfolio turnover rate (6)	21%		23%	40%	50%	2%		43%		85%	95%		39%		26%		63%	80%	43%	54%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

230

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231

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

																		SPDR
																		Barclays
																		Capital
																		Investment
																		Grade
																		Floating
	SPDR Barclays Capital International Corporate Bond ETF					SPDR Barclays Capital Emerging Markets Local Bond ETF				SPDR Barclays Capital High Yield Bond ETF								Rate ETF
																		For the
	Six Months			For the		Six Months		For the		Six Months						For the		Period
	Ended			Period		Ended		Period		Ended						Period		11/30/11*-
	12/31/11		Year Ended	5/19/10*-		12/31/11		2/23/11*-		12/31/11		Year Ended	Year Ended	Year Ended		11/28/07*-		12/31/11
	(Unaudited)		6/30/11	6/30/10		(Unaudited)		6/30/11		(Unaudited)		6/30/11	6/30/10	6/30/09		6/30/08		(Unaudited)

Net asset value, beginning of period	$34.81		$29.97	$30.00		$31.74		$30.00		$39.88		$37.99	$34.30	$43.82		$47.29		$30.00

Income (loss) from investment operations:
Net investment income (loss)	0.50	(1)	0.93 (1)	0.07	(1)	0.83	(1)	0.55	(1)	1.44	(1)	3.25 (1)	4.16 (1)	4.75	(1)	2.19		0.04	(1)
Net realized and unrealized gain (loss) (2)	(3.15)		4.44	(0.14)		(3.09)		1.06		(1.40)		2.53	3.70	(10.11)		(4.04)		(0.09)

Total from investment operations	(2.65)		5.37	(0.07)		(2.26)		1.61		0.04		5.78	7.86	(5.36)		(1.85)		(0.05)

Net equalization credits and charges (1)	—		—	—		—		—		0.04		0.05	0.14	0.39		0.39		—

Other Capital (1)	0.04		0.26	0.04		0.17		0.41		0.01		0.01	0.00 (3)	0.00	(3)	0.01		—

Distributions to shareholders from:
Net investment income	(0.67)		(0.78)	—		(0.54)		(0.28)		(1.69)		(3.34)	(4.31)	(4.55)		(2.02)		(0.04)
Net realized gains	—		(0.01)	—		—		—		(0.26)		(0.61)	—	—		—		—

Total distributions	(0.67)		(0.79)	—		(0.54)		(0.28)		(1.95)		(3.95)	(4.31)	(4.55)		(2.02)		(0.04)

Net asset value, end of period	$31.53		$34.81	$29.97		$29.11		$31.74		$38.02		$39.88	$37.99	$34.30		$43.82		$29.91

Total return (5)	(7.55)%		19.01%	(0.10)%		(6.59)%		6.70%		0.35%		15.87%	24.22%	(10.13	)%(4)	(3.10)%		(0.17)%
Net assets, end of period (in 000’s)	$53,597		$52,208	$5,993		$46,584		$28,564		$8,856,382		$6,915,538	$4,301,252	$1,900,709		$394,346		$5,982
Ratio of expenses to average net assets	0.55	%(6)	0.55%	0.55	%(6)	0.50	%(6)	0.50	%(6)	0.40	%(6)	0.41%	0.40%	0.40%		0.40	%(6)	0.15	%(6)
Ratio of net investment income (loss) to average net assets	3.00	%(6)	2.77%	2.16	%(6)	5.38	%(6)	5.01	%(6)	7.49	%(6)	8.13%	10.96%	14.81%		9.43	%(6)	1.53	%(6)
Portfolio turnover rate (7)	25%		21%	2%		10%		5%		18%		40%	53%	30%		19%		2%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09 to the SPDR Barclays Capital High Yield Bond ETF, the total return would have been (10.44)%.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

232

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233

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2011 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2011, the Trust offered sixty (60) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund”, collectively as the “Funds”). The financial statements herein relate to the following twenty-six (26) Funds: SPDR Barclays Capital 1-3 Month T-Bill ETF, SPDR Barclays Capital TIPS ETF, SPDR Barclays Capital Short Term Treasury ETF, SPDR Barclays Capital Intermediate Term Treasury ETF, SPDR Barclays Capital Long Term Treasury ETF, SPDR Barclays Capital Short Term Corporate Bond ETF, SPDR Barclays Capital Intermediate Term Corporate Bond ETF, SPDR Barclays Capital Long Term Corporate Bond ETF, SPDR Barclays Capital Issuer Scored Corporate Bond ETF, SPDR Barclays Capital Convertible Securities ETF, SPDR Barclays Capital Mortgage Backed Bond ETF, SPDR Barclays Capital Aggregate Bond ETF, SPDR Nuveen Barclays Capital Municipal Bond ETF, SPDR Nuveen Barclays Capital California Municipal Bond ETF, SPDR Nuveen Barclays Capital New York Municipal Bond ETF, SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF, SPDR Nuveen S&P VRDO Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF, SPDR Nuveen Barclays Capital Build America Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Capital Short Term International Treasury Bond ETF, SPDR Barclays Capital International Treasury Bond ETF, SPDR Barclays Capital International Corporate Bond ETF, SPDR Barclays Capital Emerging Markets Local Bond ETF, SPDR Barclays Capital High Yield Bond ETF and SPDR Barclays Capital Investment Grade Floating Rate ETF. Each Fund operates as a non-diversified investment company. The other thirty-four (34) Funds are included in a separate Semi-Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss in connection with these arrangements to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of fixed income securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of fixed income securities could decline generally or could underperform other investments. Generally, Funds will not sell a fixed income security because the security’s issuer is in financial trouble, unless that security is removed from the Funds’ respective benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

234

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

235

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2011:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays Capital 1-3 Month T-Bill ETF	$1,063,508	$1,653,899,330	$—	$1,654,962,838
SPDR Barclays Capital TIPS ETF	8,899,556	609,496,428	—	618,395,984
SPDR Barclays Capital Short Term Treasury ETF	173,115	5,965,533	—	6,138,648
SPDR Barclays Capital Intermediate Term Treasury ETF	38,136,985	224,641,310	—	262,778,295
SPDR Barclays Capital Long Term Treasury ETF	5,811,636	55,463,265	—	61,274,901
SPDR Barclays Capital Short Term Corporate Bond ETF	10,483,345	382,421,780	—	392,905,125
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	8,930,606	214,597,398	—	223,528,004
SPDR Barclays Capital Long Term Corporate Bond ETF	5,033,003	65,118,709	—	70,151,712
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	289,696	21,408,090	—	21,697,786
SPDR Barclays Capital Convertible Securities ETF	55,342,479	675,750,966	—	731,093,445
SPDR Barclays Capital Mortgage Backed Bond ETF	41,662,730	40,987,932	—	82,650,662
SPDR Barclays Capital Aggregate Bond ETF	115,234,649	304,045,501	—	419,280,150
SPDR Nuveen Barclays Capital Municipal Bond ETF	2,805,845	973,281,999	—	976,087,844
SPDR Nuveen Barclays Capital California Municipal Bond ETF	627,601	73,935,954	—	74,563,555
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	207,655	25,215,708	—	25,423,363
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	8,012,115	1,440,498,704	—	1,448,510,819
SPDR Nuveen S&P VRDO Municipal Bond ETF	1,053,546	11,152,000	—	12,205,546
SPDR Nuveen S&P High Yield Municipal Bond ETF	475,196	46,377,373	—	46,852,569
SPDR Nuveen Barclays Capital Build America Bond ETF	69,315	39,471,916	—	39,541,231
SPDR DB International Government Inflation-Protected Bond ETF	9,334,596	1,151,701,982	—	1,161,036,578
SPDR Barclays Capital Short Term International Treasury Bond ETF	5,519,269	189,754,905	—	195,274,174
SPDR Barclays Capital International Treasury Bond ETF	40,051,046	1,531,758,705	—	1,571,809,751
SPDR Barclays Capital International Corporate Bond ETF	10,072	51,766,112	—	51,776,184
SPDR Barclays Capital Emerging Markets Local Bond ETF	1,871,196	44,531,815	—	46,403,011
SPDR Barclays Capital High Yield Bond ETF	159,590,049	8,632,640,089	—	8,792,230,138
SPDR Barclays Capital Investment Grade Floating Rate ETF	292,603	5,689,176	—	5,981,779

236

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR DB International Government Inflation-Protected Bond ETF	$—	$84,518	$—	$84,518
SPDR Barclays Capital Short Term International Treasury Bond ETF	—	8,747	—	8,747
SPDR Barclays Capital International Treasury Bond ETF	—	38,774	—	38,774
SPDR Barclays Capital International Corporate Bond ETF	—	43,321	—	43,321
SPDR Barclays Capital Emerging Markets Local Bond ETF	—	(14,045)	—	(14,045)

*	Other Financial Instruments are derviative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

All equity securities are valued at Level 1 quoted price and all fixed income securities are valued at Level 2 quoted prices. There were no transfers between levels for the six months ended December 31, 2011.

Investment Income

Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Capital Short Term International Treasury Bond ETF, SPDR Barclays Capital International Treasury Bond ETF, SPDR Barclays Capital International Corporate Bond ETF and SPDR Barclays Capital Emerging Markets Local Bond ETF did not utilize equalization during the period due to book-tax differences affecting income from foreign currency. Amounts related to Equalization can be found on the Statements of Changes.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange

237

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Forward Foreign Currency Contracts

The SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Capital Short Term International Treasury Bond ETF, SPDR Barclays Capital International Treasury Bond ETF, SPDR Barclays Capital International Corporate Bond ETF and the SPDR Barclays Capital Emerging Markets Local Bond ETF may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2011 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

		Asset Derivative
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$957,152	$—	$—	$—	$—	$957,152
SPDR Barclays Capital Short Term International Treasury Bond ETF (a)	Forward Contract	—	19,013	—	—	—	—	19,013
SPDR Barclays Capital International Treasury Bond ETF (a)	Forward Contract	—	156,748	—	—	—	—	156,748

238

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

		Asset Derivative
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital International Corporate Bond ETF (a)	Forward Contract	$—	$69,070	$—	$—	$—	$—	$69,070
SPDR Barclays Capital Emerging Markets Local Bond ETF (a)	Forward Contract	—	22,176	—	—	—	—	22,176

(a)	Unrealized appreciation on forward currency contracts.

		Liability Derivative
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$872,634	$—	$—	$—	$—	$872,634
SPDR Barclays Capital Short Term International Treasury Bond ETF (a)	Forward Contract	—	10,266	—	—	—	—	10,266
SPDR Barclays Capital International Treasury Bond ETF (a)	Forward Contract	—	117,974	—	—	—	—	117,974
SPDR Barclays Capital International Corporate Bond ETF (a)	Forward Contract	—	25,749	—	—	—	—	25,749
SPDR Barclays Capital Emerging Markets Local Bond ETF (a)	Forward Contract	—	36,221	—	—	—	—	36,221

(a)	Unrealized depreciation on forward currency contracts.

Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$—	$—	$—	$—	$—	$—
SPDR Barclays Capital Short Term International Treasury Bond ETF (a)	Forward Contract	—	(19,707)	—	—	—	—	(19,707)

239

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

		Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital International Treasury Bond ETF (a)	Forward Contract	$—	$(219,262)	$—	$—	$—	$—	$(219,262)
SPDR Barclays Capital International Corporate Bond ETF (a)	Forward Contract	—	36	—	—	—	—	36
SPDR Barclays Capital Emerging Markets Local Bond ETF (a)	Forward Contract	—	43	—	—	—	—	43

(a)	Net realized gain (loss) on forward foreign currency contracts.

		Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$84,518	$—	$—	$—	$—	$84,518
SPDR Barclays Capital Short Term International Treasury Bond ETF (a)	Forward Contract	—	7,669	—	—	—	—	7,669
SPDR Barclays Capital International Treasury Bond ETF (a)	Forward Contract	—	37,866	—	—	—	—	37,866
SPDR Barclays Capital International Corporate Bond ETF (a)	Forward Contract	—	44,067	—	—	—	—	44,067
SPDR Barclays Capital Emerging Markets Local Bond ETF (a)	Forward Contract	—	(16,475)	—	—	—	—	(16,475)

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

The volume of derivatives held at period end is indicative of the volume held throughout the year.

Mortgage Dollar Rolls

The SPDR Barclays Capital Aggregate Bond ETF and the SPDR Barclays Capital Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each

240

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Funds’ use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. The Funds’ use of to-be announced (“TBA”) mortgage dollar rolls may cause the fund to experience higher transaction costs.

Inflation-Indexed Instruments

The SPDR Barclays Capital TIPS ETF and SPDR DB International Government Inflation-Protected Bond ETF may invest almost exclusively in inflation-indexed instruments which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to shareholders monthly. Investors will receive their inflation-adjusted principal at maturity. Deflation may cause dividends to be suspended.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, amortization and accretion of premium and discount, for financial statement purposes, and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2011 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

241

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

For the six months ended December 31, 2011, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Barclays Capital 1-3 Month T-Bill ETF	$45,512
SPDR Barclays Capital TIPS ETF	4,558,425
SPDR Barclays Capital Short Term Treasury ETF	—
SPDR Barclays Capital Intermediate Term Treasury ETF	560,962
SPDR Barclays Capital Long Term Treasury ETF	4,239,089
SPDR Barclays Capital Short Term Corporate Bond ETF	4,075
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	—
SPDR Barclays Capital Long Term Corporate Bond ETF	—
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	—
SPDR Barclays Capital Convertible Securities ETF	6,267,360
SPDR Barclays Capital Mortgage Backed Bond ETF	—
SPDR Barclays Capital Aggregate Bond ETF	—
SPDR Nuveen Barclays Capital Municipal Bond ETF	3,004,890
SPDR Nuveen Barclays Capital California Municipal Bond ETF	3,349
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	786,457
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	219,522
SPDR Nuveen Barclays Capital Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	789,414
SPDR Barclays Capital International Treasury Bond ETF	12,759,415
SPDR Barclays Capital International Corporate Bond ETF	—
SPDR Barclays Capital Emerging Markets Local Bond ETF	—
SPDR Barclays Capital High Yield Bond ETF	5,735,770
SPDR Barclays Capital Investment Grade Floating Rate ETF	—

At December 31, 2011, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

	2017	2018	2019

SPDR Barclays Capital 1-3 Month T-Bill ETF	$—	$—	$—
SPDR Barclays Capital TIPS ETF	18,724	209,542	—
SPDR Barclays Capital Short Term Treasury ETF	—	—	—
SPDR Barclays Capital Intermediate Term Treasury ETF	—	—	—
SPDR Barclays Capital Long Term Treasury ETF	—	17,485	94,558
SPDR Barclays Capital Short Term Corporate Bond ETF	—	—	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	—	—	—
SPDR Barclays Capital Long Term Corporate Bond ETF	—	—	—

242

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

	2017	2018	2019

SPDR Barclays Capital Convertible Securities ETF	$—	$—	$—
SPDR Barclays Capital Mortgage Backed Bond ETF	—	—	—
SPDR Barclays Capital Aggregate Bond ETF	—	—	—
SPDR Nuveen Barclays Capital Municipal Bond ETF	—	—	—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—	—	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—	—	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—
SPDR Nuveen Barclays Capital Build America Bond ETF	—	—	61,233
SPDR DB International Government Inflation-Protected Bond ETF	3,663,114	3,346,541	1,485,544
SPDR Barclays Capital Short Term International Treasury Bond ETF	—	—	64,080
SPDR Barclays Capital International Treasury Bond ETF	—	532,370	5,552,225
SPDR Barclays Capital International Corporate Bond ETF	—	—	—
SPDR Barclays Capital High Yield Bond ETF	—	—	—
SPDR Barclays Capital Investment Grade Floating Rate ETF	—	—	—

At June 30, 2011 SPDR Barclays Capital Issuer Scored Corporate Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF and SPDR Barclays Capital Emerging Markets Local Bond ETF had capital loss carryforwards that are short term and will not expire of $0, $0 and ($1,937), respectively.

During the tax period ended June 30, 2011, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Barclays Capital TIPS ETF	$756,957	$—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	140,934	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	186,141	—

Under current tax laws, capital and foreign currency losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2010 through June 30, 2011 that are deferred for tax purposes until fiscal 2012:

Deferred Losses

SPDR Barclays Capital 1-3 Month T-Bill ETF	$—
SPDR Barclays Capital TIPS ETF	—
SPDR Barclays Capital Short Term Treasury ETF	—
SPDR Barclays Capital Intermediate Term Treasury ETF	—
SPDR Barclays Capital Long Term Treasury ETF	(298,287)
SPDR Barclays Capital Short Term Corporate Bond ETF	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	—
SPDR Barclays Capital Long Term Corporate Bond ETF	—
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	—
SPDR Barclays Capital Convertible Securities ETF	—
SPDR Barclays Capital Mortgage Backed Bond ETF	—
SPDR Barclays Capital Aggregate Bond ETF	—
SPDR Nuveen Barclays Capital Municipal Bond ETF	—

243

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

Deferred Losses

SPDR Nuveen Barclays Capital California Municipal Bond ETF	$(10,926)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	(182,969)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Build America Bond ETF	(63,383)
SPDR DB International Government Inflation-Protected Bond ETF	(11,563)
SPDR Barclays Capital Short Term International Treasury Bond ETF	(28,196)
SPDR Barclays Capital International Treasury Bond ETF	—
SPDR Barclays Capital International Corporate Bond ETF	(14,081)
SPDR Barclays Capital Emerging Markets Local Bond ETF	(81,412)
SPDR Barclays Capital High Yield Bond ETF	—
SPDR Barclays Capital Investment Grade Floating Rate ETF	—

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Subsequent Events

Events or transactions occuring after year end through the date the financial statements were issued have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure or adjustment.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR Barclays Capital 1-3 Month T-Bill ETF	0.1345%
SPDR Barclays Capital TIPS ETF	0.1845
SPDR Barclays Capital Short Term Treasury ETF	0.1200
SPDR Barclays Capital Intermediate Term Treasury ETF	0.1345
SPDR Barclays Capital Long Term Treasury ETF	0.1345
SPDR Barclays Capital Short Term Corporate Bond ETF	0.1245
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	0.1500
SPDR Barclays Capital Long Term Corporate Bond ETF	0.1500
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	0.1600
SPDR Barclays Capital Convertible Securities ETF	0.4000
SPDR Barclays Capital Mortgage Backed Bond ETF	0.2000

244

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

	Annual Rate

SPDR Barclays Capital Aggregate Bond ETF	0.1845	*%
SPDR Nuveen Barclays Capital Municipal Bond ETF	0.3000	*
SPDR Nuveen Barclays Capital California Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	0.2000
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.2000
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.5000	*
SPDR Nuveen Barclays Capital Build America Bond ETF	0.3500
SPDR DB International Government Inflation-Protected Bond ETF	0.5000
SPDR Barclays Capital Short Term International Treasury Bond ETF	0.3500
SPDR Barclays Capital International Treasury Bond ETF	0.5000
SPDR Barclays Capital International Corporate Bond ETF	0.5500
SPDR Barclays Capital Emerging Markets Local Bond ETF	0.5000
SPDR Barclays Capital High Yield Bond ETF	0.4000
SPDR Barclays Capital Investment Grade Floating Rate ETF	0.1500

*	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345%, 0.23% and 0.45%, until at least October 31, 2012 for the SPDR Barclays Capital Aggregate Bond ETF, SPDR Nuveen Barclays Capital Municipal Bond ETF and the SPDR Nuveen S&P High Yield Municipal Bond ETF, respectively.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the six months ended December 31, 2011, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Barclays Capital 1-3 Month T-Bill ETF	$37,450
SPDR Barclays Capital TIPS ETF	3,532
SPDR Barclays Capital Short Term Treasury ETF	—
SPDR Barclays Capital Intermediate Term Treasury ETF	4,498
SPDR Barclays Capital Long Term Treasury ETF	794
SPDR Barclays Capital Short Term Corporate Bond ETF	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	2,287
SPDR Barclays Capital Long Term Corporate Bond ETF	742
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	—
SPDR Barclays Capital Convertible Securities ETF	31,433
SPDR Barclays Capital Mortgage Backed Bond ETF	—

245

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

Securities Lending
Agent Fees

SPDR Barclays Capital Aggregate Bond ETF	$3,085
SPDR Nuveen Barclays Capital Municipal Bond ETF	—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	1,835
SPDR Barclays Capital Short Term International Treasury Bond ETF	146
SPDR Barclays Capital International Treasury Bond ETF	1,007
SPDR Barclays Capital International Corporate Bond ETF	—
SPDR Barclays Capital Emerging Markets Local Bond ETF	55
SPDR Barclays Capital High Yield Bond ETF	—
SPDR Barclays Capital Investment Grade Floating Rate ETF	—

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2011 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust and SPDR Index Shares Funds (“SIS Trust”) pay, in the aggregate, each Independent Trustee an annual fee of $132,500 plus $7,500 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $37,500 and the Chairman of the Audit Committee receives an additional annual fee of $15,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SST Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Institutional Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master

246

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

Funds . The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at December 31, 2011 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income	Gain/(Loss)

SPDR Barclays Capital 1-3 Month T-Bill ETF	$226,280	$2,706,139	2,706,139	$1,868,911	1,868,911	$1,063,508	$362	$—
SPDR Barclays Capital TIPS ETF	129,656	21,308,740	21,308,740	20,929,501	20,929,501	508,895	698	—
SPDR Barclays Capital Short Term Treasury ETF	—	173,115	173,115	—	—	173,115	—	—
SPDR Barclays Capital Intermediate Term Treasury ETF	323,743	37,995,056	37,995,056	33,599,825	33,599,825	4,718,974	749	—
SPDR Barclays Capital Long Term Treasury ETF	34,859	5,344,390	5,344,390	5,218,201	5,218,201	161,048	120	—
SPDR Barclays Capital Short Term Corporate Bond ETF	8,323,883	77,237,162	77,237,162	75,077,700	75,077,700	10,483,345	2,783	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	2,268,396	15,499,920	15,499,920	15,613,145	15,613,145	2,155,171	568	—
SPDR Barclays Capital Long Term Corporate Bond ETF	357,309	8,557,629	8,557,629	8,330,398	8,330,398	584,540	286	—
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	115,794	4,740,080	4,740,080	4,566,178	4,566,178	289,696	205	—
SPDR Barclays Capital Convertible Securities ETF	7,049,069	79,970,557	79,970,557	77,813,309	77,813,309	9,206,317	2,398	—
SPDR Barclays Capital Mortgage Backed Bond ETF	35,610,780	20,468,370	20,468,370	14,416,420	14,416,420	41,662,730	23,192	—
SPDR Barclays Capital Aggregate Bond ETF	82,330,487	44,241,544	44,241,544	28,468,351	28,468,351	98,103,680	57,623	—
SPDR Nuveen Barclays Capital Build America Bond ETF	133,062	4,091,023	4,091,023	4,154,770	4,154,770	69,315	110	—
SPDR DB International Government Inflation-Protected Bond ETF	678,762	95,422,151	95,422,151	95,603,640	95,603,640	497,273	1,663	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	2,669,507	34,570,098	34,570,098	32,875,067	32,875,067	4,364,538	2,061	—
SPDR Barclays Capital International Treasury Bond ETF	11,380,351	120,369,179	120,369,179	93,507,954	93,507,954	38,241,576	11,942	—
SPDR Barclays Capital International Corporate Bond ETF	47,951	991,531	991,531	1,029,410	1,029,410	10,072	30	—
SPDR Barclays Capital Emerging Markets Local Bond ETF	510,500	6,203,143	6,203,143	5,754,847	5,754,847	958,796	507	—
SPDR Barclays Capital High Yield Bond ETF	53,523,887	861,496,323	861,496,323	755,430,161	755,430,161	159,590,049	50,491	—
SPDR Barclays Capital Investment Grade Floating Rate ETF	—	292,603	292,603	—	—	292,603	—	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income	Gain/(Loss)

SPDR Nuveen Barclays Capital Municipal Bond ETF	$623,561	$60,752,174	60,752,174	$58,569,890	58,569,890	$2,805,845	$—	$—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	1,235,075	2,766,441	2,766,441	3,373,915	3,373,915	627,601	—	—

247

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income	Gain/(Loss)

SPDR Nuveen Barclays Capital New York Municipal Bond ETF	$961,409	$949,568	949,568	$1,703,322	1,703,322	$207,655	$—	$—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	4,806,799	90,411,430	90,411,430	87,206,114	87,206,114	8,012,115	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	441,285	9,304,185	9,304,185	8,691,924	8,691,924	1,053,546	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	136,806	2,841,680	2,841,680	2,503,290	2,503,290	475,196	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income	Gain/(Loss)

SPDR Barclays Capital 1-3 Month T-Bill ETF	$—	$4,316,028,848	4,316,028,848	$4,316,028,848	4,316,028,848	$—	$212,309	$—
SPDR Barclays Capital TIPS ETF	47,365,200	135,819,024	135,819,024	174,793,563	174,793,563	8,390,661	20,018	—
SPDR Barclays Capital Intermediate Term Treasury ETF	37,531,952	78,893,824	78,893,824	83,007,765	83,007,765	33,418,011	25,478	—
SPDR Barclays Capital Long Term Treasury ETF	4,287,060	30,529,466	30,529,466	29,165,938	29,165,938	5,650,588	4,505	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	12,787,112	27,889,788	27,889,788	33,901,465	33,901,465	6,775,435	12,937	—
SPDR Barclays Capital Long Term Corporate Bond ETF	3,188,498	14,802,510	14,802,510	13,542,545	13,542,545	4,448,463	4,197	—
SPDR Barclays Capital Convertible Securities ETF	98,903,836	258,736,879	258,736,879	311,504,553	311,504,553	46,136,162	178,128	—
SPDR Barclays Capital Aggregate Bond ETF	19,466,516	44,616,405	44,616,405	46,951,952	46,951,952	17,130,969	17,476	—
SPDR DB International Government Inflation-Protected Bond ETF	—	33,389,118	33,389,118	24,551,795	24,551,795	8,837,323	10,402	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	—	1,919,563	1,919,563	764,832	764,832	1,154,731	827	—
SPDR Barclays Capital International Treasury Bond ETF	4,774,225	14,421,881	14,421,881	17,386,636	17,386,636	1,809,470	5,707	—
SPDR Barclays Capital Emerging Markets Local Bond ETF	—	952,400	952,400	40,000	40,000	912,400	310	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 100,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Barclays Capital Aggregate Bond ETF and SPDR Barclays Capital Mortgage Backed Bond ETF, cash in lieu of TBA positions. Transaction fees ranging from of $250 to $1,500 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

248

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2011 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays Capital 1-3 Month T-Bill ETF	$1,654,991,779	$518	$29,459	$(28,941)
SPDR Barclays Capital TIPS ETF	565,890,778	52,505,206	—	52,505,206
SPDR Barclays Capital Short Term Treasury ETF	6,130,902	8,066	320	7,746
SPDR Barclays Capital Intermediate Term Treasury ETF	251,448,469	11,330,707	881	11,329,826
SPDR Barclays Capital Long Term Treasury ETF	58,691,965	2,582,936	—	2,582,936
SPDR Barclays Capital Short Term Corporate Bond ETF	394,307,266	1,431,769	2,833,910	(1,402,141)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	218,919,326	6,589,683	1,981,005	4,608,678
SPDR Barclays Capital Long Term Corporate Bond ETF	65,843,058	4,946,782	638,128	4,308,654
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	21,316,436	535,943	154,593	381,350
SPDR Barclays Capital Convertible Securities ETF	784,167,915	24,740,581	77,815,051	(53,074,470)
SPDR Barclays Capital Mortgage Backed Bond ETF	82,392,297	258,537	172	258,365
SPDR Barclays Capital Aggregate Bond ETF	404,944,435	14,792,249	456,534	14,335,715
SPDR Nuveen Barclays Capital Municipal Bond ETF	916,913,920	59,462,654	288,730	59,173,924
SPDR Nuveen Barclays Capital California Municipal Bond ETF	69,696,695	4,884,209	17,349	4,866,860
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	24,048,981	1,384,314	9,932	1,374,382
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	1,421,484,350	27,251,176	224,707	27,026,469
SPDR Nuveen S&P VRDO Municipal Bond ETF	12,205,546	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	44,861,910	3,091,079	1,100,420	1,990,659
SPDR Nuveen Barclays Capital Build America Bond ETF	34,874,675	4,673,064	6,508	4,666,556
SPDR DB International Government Inflation-Protected Bond ETF	1,132,689,954	78,401,438	50,054,814	28,346,624
SPDR Barclays Capital Short Term International Treasury Bond ETF	200,543,664	3,439,128	8,708,618	(5,269,490)
SPDR Barclays Capital International Treasury Bond ETF	1,521,732,259	97,207,471	47,129,979	50,077,492
SPDR Barclays Capital International Corporate Bond ETF	55,261,866	265,800	3,751,482	(3,485,682)
SPDR Barclays Capital Emerging Markets Local Bond ETF	49,977,853	371,218	3,946,060	(3,574,842)
SPDR Barclays Capital High Yield Bond ETF	8,855,675,434	148,076,734	211,522,030	(63,445,296)
SPDR Barclays Capital Investment Grade Floating Rate ETF	5,999,909	3,744	21,874	(18,130)

249

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

6.	Investment Transactions

For the six months ended December 31, 2011, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Barclays Capital 1-3 Month T-Bill ETF	$3,947,867,510	$3,302,057,512	$45,512
SPDR Barclays Capital TIPS ETF	170,699,519	34,415,726	4,558,425
SPDR Barclays Capital Short Term Treasury ETF	5,898,690	—	—
SPDR Barclays Capital Intermediate Term Treasury ETF	12,020,796	11,973,475	560,962
SPDR Barclays Capital Long Term Treasury ETF	58,602,835	32,720,861	4,239,089
SPDR Barclays Capital Short Term Corporate Bond ETF	60,001,547	2,751,702	4,075
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	25,691,477	—	—
SPDR Barclays Capital Convertible Securities ETF	33,395,647	127,208,975	6,267,360
SPDR Barclays Capital Aggregate Bond ETF	7,210,336	—	—
SPDR Nuveen Barclays Capital Municipal Bond ETF	83,893,620	49,892,270	3,004,890
SPDR Nuveen Barclays Capital California Municipal Bond ETF	2,201,142	4,570,386	3,349
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	132,460,367	44,125,775	786,457
SPDR Nuveen S&P High Yield Municipal Bond ETF	4,972,903	5,253,935	219,522
SPDR Barclays Capital Short Term International Treasury Bond ETF	11,211,315	16,742,522	789,414
SPDR Barclays Capital International Treasury Bond ETF	130,273,731	105,727,756	12,759,415
SPDR Barclays Capital High Yield Bond ETF	3,484,373,594	1,404,842,800	5,735,770

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended December 31, 2011, the Funds had purchases and sales of investment securities (excluding short-term securities — with the exception of SPDR Barclays Capital 1-3 Month T-Bill ETF, SPDR Barclays Capital Short Term Treasury, SPDR Barclays Capital Short Term Corporate Bond ETF, SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF and SPDR Nuveen S&P VRDO Municipal Bond ETF), as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays Capital 1-3 Month T-Bill ETF	$6,747,949,262	$6,428,282,483	$—	$—
SPDR Barclays Capital TIPS ETF	73,035,569	66,474,479	—	—
SPDR Barclays Capital Short Term Treasury ETF	269,833	204,260	—	—
SPDR Barclays Capital Intermediate Term Treasury ETF	40,310,695	34,650,087	—	—
SPDR Barclays Capital Long Term Treasury ETF	5,250,928	5,222,080	—	—
SPDR Barclays Capital Short Term Corporate Bond ETF	—	—	84,147,811	83,673,108
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	—	—	17,623,355	17,515,314
SPDR Barclays Capital Long Term Corporate Bond ETF	—	—	33,059,589	6,410,017
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	—	—	12,144,959	2,755,795
SPDR Barclays Capital Convertible Securities ETF	—	—	62,535,298	111,540,825
SPDR Barclays Capital Mortgage Backed Bond ETF	111,208,512	107,377,047	—	—

250

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays Capital Aggregate Bond ETF	$308,108,073	$299,806,046	$124,708,476	$132,157,294
SPDR Nuveen Barclays Capital Municipal Bond ETF	—	—	108,117,187	71,509,022
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—	—	1,060,978	1,231,527
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—	—	1,902,243	1,076,270
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—	—	251,960,524	186,749,738
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	9,037,000	6,447,000
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	3,463,805	3,520,590
SPDR Nuveen Barclays Capital Build America Bond ETF	—	—	9,601,532	4,051,791
SPDR DB International Government Inflation-Protected Bond ETF	—	—	262,929,787	374,527,923
SPDR Barclays Capital Short Term International Treasury Bond ETF	—	—	96,704,936	113,173,439
SPDR Barclays Capital International Treasury Bond ETF	—	—	453,465,352	394,466,990
SPDR Barclays Capital International Corporate Bond ETF	—	—	20,336,129	13,583,115
SPDR Barclays Capital Emerging Markets Local Bond ETF	—	—	25,134,907	3,578,017
SPDR Barclays Capital High Yield Bond ETF	—	—	1,429,070,891	1,327,202,408
SPDR Barclays Capital Investment Grade Floating Rate ETF	—	—	5,703,596	91,997

For the six months ended December 31, 2011, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

The Funds’ assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk

251

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (Unaudited)

of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2011 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

252

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2011 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on July 1, 2011 and held for the six months ended December 31, 2011.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $1,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/11 to
Actual	Expense Ratio	7/1/11	12/31/11	12/31/11

SPDR Barclays Capital 1-3 Month T-Bill ETF	0.14%	$1,000	$999.50	$0.70
SPDR Barclays Capital TIPS ETF	0.19	1,000	1,076.00	0.99
SPDR Barclays Capital Short Term Treasury ETF**	0.12	1,000	1,001.50	0.10
SPDR Barclays Capital Intermediate Term Treasury ETF	0.14	1,000	1,042.20	0.72
SPDR Barclays Capital Long Term Treasury ETF	0.14	1,000	1,268.50	0.80
SPDR Barclays Capital Short Term Corporate Bond ETF	0.13	1,000	998.90	0.65
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	0.15	1,000	1,021.20	0.76
SPDR Barclays Capital Long Term Corporate Bond ETF	0.15	1,000	1,122.30	0.80
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	0.16	1,000	1,043.80	0.82
SPDR Barclays Capital Convertible Securities ETF	0.40	1,000	902.50	1.91

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SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2011 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/11 to
Actual	Expense Ratio	7/1/11	12/31/11	12/31/11

SPDR Barclays Capital Mortgage Backed Bond ETF	0.20%	$1,000	$1,033.10	$1.02
SPDR Barclays Capital Aggregate Bond ETF	0.13	1,000	1,049.10	0.67
SPDR Nuveen Barclays Capital Municipal Bond ETF	0.23	1,000	1,065.90	1.19
SPDR Nuveen Barclays Capital California Municipal Bond ETF	0.20	1,000	1,083.00	1.05
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	0.20	1,000	1,064.80	1.04
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	0.20	1,000	1,014.20	1.01
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.21	1,000	1,004.40	1.06
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.44	1,000	1,043.40	2.26
SPDR Nuveen Barclays Capital Build America Bond ETF	0.35	1,000	1,152.30	1.89
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	953.30	2.45
SPDR Barclays Capital Short Term International Treasury Bond ETF	0.35	1,000	946.40	1.71
SPDR Barclays Capital International Treasury Bond ETF	0.50	1,000	980.10	2.49
SPDR Barclays Capital International Corporate Bond ETF	0.55	1,000	924.50	2.66
SPDR Barclays Capital Emerging Markets Local Bond ETF	0.50	1,000	934.10	2.43
SPDR Barclays Capital High Yield Bond ETF	0.40	1,000	1,003.50	2.01
SPDR Barclays Capital Investment Grade Floating Rate ETF**	0.15	1,000	998.30	0.13
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/11 to
Hypothetical	Expense Ratio	7/1/11	12/31/11	12/31/11

SPDR Barclays Capital 1-3 Month T-Bill ETF	0.14	1,000	1,024.40	0.71
SPDR Barclays Capital TIPS ETF	0.19	1,000	1,024.14	0.97
SPDR Barclays Capital Short Term Treasury ETF**	0.12	1,000	1,024.50	0.61
SPDR Barclays Capital Intermediate Term Treasury ETF	0.14	1,000	1,024.40	0.71
SPDR Barclays Capital Long Term Treasury ETF	0.14	1,000	1,024.40	0.71
SPDR Barclays Capital Short Term Corporate Bond ETF	0.13	1,000	1,024.45	0.66
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	0.15	1,000	1,024.35	0.76

254

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2011 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/11 to
Hypothetical	Expense Ratio	7/1/11	12/31/11	12/31/11

SPDR Barclays Capital Long Term Corporate Bond ETF	0.15%	$1,000	$1,024.35	$0.76
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	0.16	1,000	1,024.30	0.81
SPDR Barclays Capital Convertible Securities ETF	0.40	1,000	1,023.09	2.03
SPDR Barclays Capital Mortgage Backed Bond ETF	0.20	1,000	1,024.09	1.02
SPDR Barclays Capital Aggregate Bond ETF	0.13	1,000	1,024.45	0.66
SPDR Nuveen Barclays Capital Municipal Bond ETF	0.23	1,000	1,023.94	1.17
SPDR Nuveen Barclays Capital California Municipal Bond ETF	0.20	1,000	1,024.09	1.02
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	0.20	1,000	1,024.09	1.02
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	0.20	1,000	1,024.09	1.02
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.21	1,000	1,024.04	1.07
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.44	1,000	1,022.89	2.24
SPDR Nuveen Barclays Capital Build America Bond ETF	0.35	1,000	1,023.34	1.78
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	1,022.59	2.54
SPDR Barclays Capital Short Term International Treasury Bond ETF	0.35	1,000	1,023.34	1.78
SPDR Barclays Capital International Treasury Bond ETF	0.50	1,000	1,022.59	2.54
SPDR Barclays Capital International Corporate Bond ETF	0.55	1,000	1,022.33	2.80
SPDR Barclays Capital Emerging Markets Local Bond ETF	0.50	1,000	1,022.59	2.54
SPDR Barclays Capital High Yield Bond ETF	0.40	1,000	1,023.09	2.03
SPDR Barclays Capital Investment Grade Floating Rate ETF**	0.15	1,000	1,024.35	0.76

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 366.
**	Actual period is from commencement of operations 11/30/11. Hypothetical period is from 7/1/11.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by

255

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2011 (Unaudited)

August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to December 31, 2011, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSgA Funds Management, Inc. (the “Adviser”) with respect to the operational fixed income series of the Trust (each a “Current ETF”, collectively, the “Current ETFs”) and to continue and/or approve, as the case may be, the Agreement with respect to the previously approved non-operational series of the Trust and SPDR Barclays Capital Investment Grade Floating Rate Bond ETF and SPDR Barclays Capital Short Term Treasury Bond ETF (collectively, the “New ETFs” and together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) costs to the Adviser of its services, and (iii) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the SPDR ETFs, in accordance with each SPDR ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of each SPDR ETF, as an exchange-traded fund (“ETF”), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing fixed income ETFs. The Board then determined that the nature, extent and quality of services anticipated to be provided by the Adviser to the Trust were necessary and appropriate.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser’s fees with respect to the SPDR ETFs to be excessive.

256

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2011 (Unaudited)

The Board determined that the Adviser is likely to realize economies of scale in managing the SPDR ETFs as assets grow in size. The Board further determined that such economies of scale are shared with the SPDR ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., ETFs tracking fixed income indexes, as applicable. The Board reviewed the universe of similar exchange traded funds for the SPDR ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange traded funds. The Board also reviewed the estimated expense ratio for the New ETFs. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each SPDR ETF’s fees were fair and reasonable in light of those of its direct competitors.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the Adviser’s fee for each SPDR ETF and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser were not of a magnitude materially to affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

At in-person meetings held prior to December 31, 2011, the Board also considered the continuation of the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Trust and Nuveen Asset Management (“Nuveen”) with respect to each of the Nuveen sub-advised municipal bond ETFs (the “Municipal Bond ETFs”).

In evaluating the Nuveen Sub-Advisory Agreement, the Board drew on materials provided to them by Nuveen and the Adviser. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including: (i) the nature, extent and quality of services expected to be provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement; and (ii) investment performance of municipal bond funds managed by Nuveen. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.

The Board considered the background and experience of Nuveen’s senior management and in particular Nuveen’s experience in investing in municipal securities. The Board noted that Nuveen brings significant municipal securities experience to bear in managing the Municipal Bond ETFs. The Board noted that Nuveen has extensive experience in managing municipal securities and reviewed Nuveen’s assets under management in portfolios of municipal securities for a wide array of mutual funds, closed-end funds, retail managed accounts and institutional managed accounts.

The Board, including the Independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by Nuveen to the Municipal Bond ETFs were adequate and appropriate; and (b) Nuveen’s experience in managing municipal bond funds is extensive.

At an in-person meeting held prior to December 31, 2011, the Board also considered the continuation of the Sub-Advisory Agreement (the “SSgA Limited Sub-Advisory Agreement”) between the Trust and State Street Global Advisors Limited (“SSgA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSgA Limited (the “Foreign Fixed Income ETFs”).

In evaluating the SSgA Limited Sub-Advisory Agreement, the Board drew on materials provided to them by SSgA Limited and the Adviser. In deciding whether to approve the SSgA Limited Sub-Advisory Agreement, the Board considered various factors, including: (i) the nature, extent and quality of services expected to be provided by SSgA Limited with respect to the Foreign Fixed Income ETFs under the SSgA Limited Sub-Advisory Agreement; and

257

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2011 (Unaudited)

(ii) SSgA Limited’s experience in managing emerging markets fixed income securities. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to SSgA Limited under the SSgA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.

The Board considered the background and experience of SSgA Limited’s senior management and in particular SSgA Limited’s experience in investing in foreign fixed income securities. The Board noted that SSgA Limited would bring significant foreign fixed income securities experience to bear in managing the Foreign Fixed Income ETFs.

The Board, including the Independent Trustees voting separately, approved the SSgA Limited Sub-Advisory Agreement for the Foreign Fixed Income ETFs, after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by SSgA Limited to the Foreign Fixed Income ETFs were adequate and appropriate; and (b) SSgA Limited’s experience in foreign fixed income securities was extensive.

258

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Short Term Treasury ETF (SST)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)
SPDR Barclays Capital Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital International Corporate Bond ETF (IBND)
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SPDR Barclays Capital Investment Grade Floating Rate ETF (FLRN)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sectors SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
James E. Ross, President
Anthony Rochte, Vice President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Scott E. Habeeb, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC is a member of FINRA and SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns. Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; and inflation risk.
Barclays Capital is a trademark of Barclays Capital, the investment banking division of Barclays Bank PLC (“Barclays Capital”) and has been licensed for use in connection with the listing and trading of the SPDR Barclays Capital ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays Capital and Barclays Capital makes no representation regarding the advisability of investing in them.
“Deutsche Bank” and “DB Global Government ex-US Inflation-Linked Bond Capped IndexSM“ are reprinted with permission. ©Copyright 2008 Deutsche Bank AG. All rights reserved. “Deutsche Bank” and DB Global Government ex-US Inflation-Linked Bond Capped IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by State Street Global Advisors. The SPDR DB International Government Inflation-Protected Bond ETF is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product.
“SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Celtain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, all unit investment trusts, and Select Sector SPDRs. ALPS Distributors, Inc. is not affiliated with State Street Global Markets, LLC.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, zcall 866.787.2257 or visit www.spdrs.com. Read it carefully.
SPDRFISAR
IBG-5652
For more complete information, please call 866.787.2257 or visit www.spdrs.com today

Item 2. Code of Ethics
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments
A Schedule of Investments for each series of the registrant is included as a part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders
The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.
Item 11. Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the registrant’s President, and Chad C. Hallett, the registrant’s Principal Financial Officer, reviewed the Registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on the review, Messrs. Ross and Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits
(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® SERIES TRUST

By:	/s/ James E. Ross James E. Ross
President and Principal Executive Officer
Date:	March 7, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President and Principal Executive Officer

Date:	March 7, 2012

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	March 7, 2012